Brighthouse Funds Trust I
Schedule of Investments
March 31, 2026

Brighthouse Funds Trust I
Table of Contents

Glossary of Abbreviations	BHFTI-2
Schedule of Investments as of March 31, 2026
AB Global Dynamic Allocation Portfolio	BHFTI-3
AB International Bond Portfolio	BHFTI-27
Allspring Mid Cap Value Portfolio	BHFTI-42
American Funds® Aggressive Allocation Portfolio	BHFTI-46
American Funds® Balanced Allocation Portfolio	BHFTI-47
American Funds® Growth Portfolio	BHFTI-48
American Funds® Moderate Allocation Portfolio	BHFTI-49
BlackRock Global Tactical Strategies Portfolio	BHFTI-50
BlackRock High Yield Portfolio	BHFTI-54
Brighthouse Asset Allocation 100 Portfolio	BHFTI-81
Brighthouse Balanced Plus Portfolio	BHFTI-84
Brighthouse Small Cap Value Portfolio	BHFTI-89
Brighthouse/Artisan International Portfolio	BHFTI-94
Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-97
Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-111
Brighthouse/Templeton International Bond Portfolio	BHFTI-128
Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-131
CBRE Global Real Estate Portfolio	BHFTI-136
Harris Oakmark International Portfolio	BHFTI-139
Invesco Balanced-Risk Allocation Portfolio	BHFTI-142
Invesco Comstock Portfolio	BHFTI-145
Invesco Global Equity Portfolio	BHFTI-149
Invesco Small Cap Growth Portfolio	BHFTI-152
JPMorgan Core Bond Portfolio	BHFTI-156
JPMorgan Global Active Allocation Portfolio	BHFTI-172
JPMorgan Small Cap Value Portfolio	BHFTI-198
Loomis Sayles Global Allocation Portfolio	BHFTI-206
Loomis Sayles Growth Portfolio	BHFTI-218
MetLife Multi-Index Targeted Risk Portfolio	BHFTI-221
MFS® Research International Portfolio	BHFTI-223
Morgan Stanley Discovery Portfolio	BHFTI-227
PanAgora Global Diversified Risk Portfolio	BHFTI-232
PIMCO Inflation Protected Bond Portfolio	BHFTI-240
PIMCO Total Return Portfolio	BHFTI-255
Schroders Global Multi-Asset Portfolio	BHFTI-284
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	BHFTI-303
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)	BHFTI-312
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)	BHFTI-315
T. Rowe Price Large Cap Value Portfolio	BHFTI-318
T. Rowe Price Mid Cap Growth Portfolio	BHFTI-323
TCW Core Fixed Income Portfolio	BHFTI-329
Victory Sycamore Mid Cap Value Portfolio	BHFTI-338
Western Asset Management Government Income Portfolio	BHFTI-342
Notes to the Schedule of Investments	BHFTI-350
Not all Portfolios are available under every product.
Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust I
Glossary of Abbreviations

Counterparties

(ANZ)	— Australia & New Zealand Banking Corp.
(BBP)	— Barclays Bank PLC
(BNP)	— BNP Paribas SA
(BNY)	— Bank of New York Mellon
(BOA)	— Bank of America NA
(CBNA)	— Citibank NA
(CIBC)	— Canadian Imperial Bank of Commerce
(DBAG)	— Deutsche Bank AG
(GSBU)	— Goldman Sachs Bank USA
(GSI)	— Goldman Sachs International
(HSBC)	— HSBC Bank PLC
(HSBCU)	— HSBC Bank USA
(JPMC)	— JPMorgan Chase Bank NA
(MBL)	— Macquarie Bank Ltd.
(MLI)	— Merrill Lynch International
(MSC)	— Morgan Stanley & Co.
(MSCS)	— Morgan Stanley Capital Services LLC
(MSIP)	— Morgan Stanley & Co. International PLC
(NWM)	— NatWest Markets PLC
(RBC)	— Royal Bank of Canada
(SCB)	— Standard Chartered Bank
(SG)	— Societe Generale Paris
(SSBT)	— State Street Bank and Trust Co.
(UBSA)	— UBS AG
Currencies

(AUD)	— Australian Dollar
(BRL)	— Brazilian Real
(CAD)	— Canadian Dollar
(CHF)	— Swiss Franc
(CLP)	— Chilean Peso
(CNH)	— Chinese Renminbi
(CNY)	— Chinese Yuan
(COP)	— Colombian Peso
(DKK)	— Danish Krone
(EGP)	— Egypt Pound
(EUR)	— Euro
(GBP)	— British Pound
(GHS)	— Ghanaian Cedi
(HKD)	— Hong Kong Dollar
(HUF)	— Hungarian Forint
(IDR)	— Indonesian Rupiah
(ILS)	— Israeli Shekel
(INR)	— Indian Rupee
(JPY)	— Japanese Yen
(KRW)	— South Korean Won
(MXN)	— Mexican Peso
(MYR)	— Malaysian Ringgit
(NOK)	— Norwegian Krone
(NZD)	— New Zealand Dollar
(PEN)	— Peruvian Nuevo Sol
(PLN)	— Polish Zloty
(RSD)	— Serbian Dinar
(SEK)	— Swedish Krona
(SGD)	— Singapore Dollar
(THB)	— Thai Baht
(TRY)	— Turkish Lira
(TWD)	— Taiwanese New Dollar
(USD)	— United States Dollar
(UYU)	— Uruguay Peso
(ZAR)	— South African Rand
Index Abbreviations

(BBSW)	— Australian 3 Month Bank Bill Rate
(CDI)	— Brazil Interbank Deposit Rate
(CDX.NA.HY)	— Markit North America High Yield CDS Index
(CDX.NA.IG)	— Markit North America Investment Grade CDS Index
(CNRR)	— China 7 Day Reverse Repo Rates
(CORRA)	— Canadian Overnight Repo Rate Average
(CPALEMU)	— Euro Area All Items Index Non-Seasonally Adjusted
(CPURNSA)	— U.S. Consumer Price for All Urban Consumers Non-Seasonally Adjusted
(ECOFC)	— Enterprise 11th District COFI Replacement Index
(ESTR)	— Euro Short Term Rate
(EURIBOR)	— Euro Interbank Offered Rate
(FRCPXT)	— France Consumer Price ex-Tobacco Index
(H15)	— U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)	— Harmonized Index of Consumer Prices
(ITRX.AUS)	— Markit iTraxx Australia Index
(ITRX.EUR)	— Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)	— Markit iTraxx Europe Crossover CDS Index
(MTA)	— Monthly Treasury Average Index
(NZDBB)	— New Zealand Dollar Bank Bill Index
(PRIME)	— U.S. Federal Reserve Prime Rate
(RFUCCT)	— Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)	— Secured Overnight Financing Rate
(SOFR30A)	— Secured Overnight Financing Rate 30-Day Average
(SOFR90A)	— Secured Overnight Financing Rate 90-Day Average
(SONIA)	— Sterling Overnight Interbank Average Rate
(TONA)	— Tokyo Overnight Average Rate
(TSFR)	— Term Secured Overnight Financing Rate
(UKG)	— U.K. Government Bond
(UKRPI)	— United Kingdom Retail Price Index
(UST)	— U.S. Treasury Bill Rate
(USTBMM)	— U.S. Treasury Bill Money Market Yield
Other Abbreviations

(ACES)	— Alternative Credit Enhancement Securities
(ADR)	— American Depositary Receipt
(ARM)	— Adjustable-Rate Mortgage
(CLO)	— Collateralized Loan Obligation
(DAC)	— Designated Activity Company
(ETF)	— Exchange-Traded Fund
(GDR)	— Global Depositary Receipt
(ICE)	— Intercontinental Exchange, Inc.
(IG)	— Investment Grade
(IRS)	— Interest Rate Swap
(MTN)	— Medium-Term Note
(NVDR)	— Non-Voting Depository Receipts
(REIT)	— Real Estate Investment Trust
(REMICS)	— Real Estate Mortgage Investment Conduit
(STACR)	— Structured Agency Credit Risk
BHFTI-2

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—55.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.4%
Airbus SE	8,820	$1,656,620
Axon Enterprise, Inc. (a)	748	317,668
BAE Systems PLC	44,539	1,296,485
Boeing Co. (a)	7,443	1,481,380
CSG NV (a)	2,969	79,890
Dassault Aviation SA	291	107,932
Elbit Systems Ltd.	414	346,808
General Dynamics Corp.	2,405	825,444
General Electric Co.	9,940	2,820,674
Hensoldt AG	943	81,862
Howmet Aerospace, Inc.	3,800	875,748
Huntington Ingalls Industries, Inc.	372	141,323
Kongsberg Gruppen ASA	6,528	279,517
L3Harris Technologies, Inc.	1,770	610,916
Leonardo SpA	6,005	403,344
Lockheed Martin Corp.	1,919	1,159,824
Melrose Industries PLC	18,655	125,659
MTU Aero Engines AG	799	286,045
Northrop Grumman Corp.	1,264	862,351
Rheinmetall AG	683	1,139,041
Rolls-Royce Holdings PLC	124,665	1,903,753
RTX Corp.	12,721	2,453,881
Saab AB - Class B	4,753	311,787
Safran SA	5,279	1,726,460
Singapore Technologies Engineering Ltd.	23,171	197,479
Textron, Inc.	1,651	144,562
Thales SA	1,375	403,710
TransDigm Group, Inc.	535	620,044
		22,660,207
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	1,124	186,663
Deutsche Post AG	13,652	704,050
DSV AS	3,033	724,596
Expeditors International of Washington, Inc.	1,270	181,902
FedEx Corp.	2,050	730,169
InPost SA (a)	3,711	65,148
United Parcel Service, Inc. - Class B	7,004	689,053
		3,281,581
Automobile Components — 0.1%
Aisin Corp.	7,298	101,024
Aptiv PLC (a)	2,133	148,116
Bridgestone Corp.	16,942	351,646
Cie Generale des Etablissements Michelin SCA	9,693	330,069
Continental AG	1,633	112,258
Denso Corp.	25,934	321,999
Sumitomo Electric Industries Ltd.	10,601	593,605
		1,958,717
Automobiles — 1.0%
Bayerische Motoren Werke AG	4,164	376,069
Ferrari NV	1,871	630,659
Ford Motor Co.	37,137	428,561
General Motors Co.	8,567	638,241
Honda Motor Co. Ltd.	54,847	443,964
Security Description	Shares	Value
Automobiles—(Continued)
Isuzu Motors Ltd.	7,992	$114,801
Mercedes-Benz Group AG	10,717	649,285
Nissan Motor Co. Ltd. (a)	33,061	70,177
Renault SA	2,853	96,802
Stellantis NV	29,928	213,242
Subaru Corp.	8,726	139,401
Suzuki Motor Corp.	23,318	279,372
Tesla, Inc. (a)	26,654	9,908,624
Toyota Motor Corp.	140,642	2,915,410
Yamaha Motor Co. Ltd.	13,582	96,811
		17,001,419
Banks — 3.9%
ABN AMRO Bank NV	8,653	276,767
AIB Group PLC	31,708	337,244
ANZ Group Holdings Ltd.	44,739	1,124,662
Banca Monte dei Paschi di Siena SpA	29,306	255,348
Banco Bilbao Vizcaya Argentaria SA	84,740	1,849,563
Banco BPM SpA	16,867	235,657
Banco Comercial Portugues SA - Class R	109,880	107,717
Banco de Sabadell SA	74,546	268,016
Banco Santander SA	218,053	2,467,340
Bank Hapoalim BM	18,559	434,399
Bank Leumi Le-Israel BM	21,996	490,186
Bank of America Corp.	62,886	3,065,692
Bank of Ireland Group PLC	14,136	258,696
Bankinter SA	10,007	157,536
Banque Cantonale Vaudoise	447	72,417
Barclays PLC	205,445	1,082,582
BAWAG Group AG	1,143	174,454
BNP Paribas SA	14,918	1,421,104
BOC Hong Kong Holdings Ltd.	54,814	302,031
BPER Banca SpA	21,862	285,382
CaixaBank SA	57,332	687,892
Chiba Bank Ltd.	8,393	108,140
Citigroup, Inc.	16,561	1,878,183
Citizens Financial Group, Inc.	4,028	241,559
Commerzbank AG	10,876	390,464
Commonwealth Bank of Australia	24,841	2,901,605
Credit Agricole SA	15,715	295,019
Danske Bank AS	9,913	481,258
DBS Group Holdings Ltd.	31,567	1,402,627
DNB Bank ASA	13,157	410,333
Erste Group Bank AG	4,569	493,707
Fifth Third Bancorp (b)	8,607	399,881
FinecoBank Banca Fineco SpA	9,077	201,536
HSBC Holdings PLC	254,958	4,171,936
Huntington Bancshares, Inc.	19,237	301,059
ING Groep NV	43,346	1,132,600
Intesa Sanpaolo SpA	206,768	1,256,885
Israel Discount Bank Ltd. - Class A	18,157	182,049
Japan Post Bank Co. Ltd.	26,557	436,920
JPMorgan Chase & Co.	25,552	7,516,376
KBC Group NV	3,409	416,731
KeyCorp	8,880	178,044
Lloyds Banking Group PLC	873,931	1,080,139
BHFTI-3

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
M&T Bank Corp.	1,439	$297,470
Mitsubishi UFJ Financial Group, Inc.	167,378	2,827,963
Mizrahi Tefahot Bank Ltd.	2,315	167,871
Mizuho Financial Group, Inc.	37,002	1,476,929
National Australia Bank Ltd.	45,529	1,316,761
NatWest Group PLC	118,677	880,590
Nordea Bank Abp	45,861	789,389
Oversea-Chinese Banking Corp. Ltd.	50,271	865,816
PNC Financial Services Group, Inc.	3,828	796,569
Raiffeisen Bank International AG	1,953	83,538
Regions Financial Corp.	8,226	214,863
Resona Holdings, Inc.	30,861	343,389
Skandinaviska Enskilda Banken AB - Class A	22,467	412,777
Societe Generale SA	10,242	747,831
Standard Chartered PLC	28,486	591,593
Sumitomo Mitsui Financial Group, Inc.	54,379	1,792,530
Sumitomo Mitsui Trust Group, Inc.	9,378	298,436
Svenska Handelsbanken AB - A Shares	21,644	282,611
Swedbank AB - A Shares	12,600	427,797
Truist Financial Corp.	11,965	550,031
U.S. Bancorp	14,884	774,117
UniCredit SpA	20,808	1,499,371
United Overseas Bank Ltd.	18,575	534,247
Wells Fargo & Co.	29,309	2,333,289
Westpac Banking Corp.	50,766	1,394,601
Yokohama Financial Group, Inc.	15,256	135,632
		63,067,747
Beverages — 0.6%
Anheuser-Busch InBev SA	14,668	1,017,816
Asahi Group Holdings Ltd.	22,527	226,080
Brown-Forman Corp. - Class B	1,619	42,806
Carlsberg AS - Class B	1,395	174,061
Coca-Cola Co.	36,691	2,790,351
Coca-Cola Europacific Partners PLC	3,084	279,626
Coca-Cola HBC AG - Class DI	3,237	183,502
Constellation Brands, Inc. - Class A	1,331	199,650
Davide Campari-Milano NV	9,138	65,083
Diageo PLC	33,039	613,875
Heineken Holding NV	1,924	137,620
Heineken NV	4,274	328,899
Keurig Dr. Pepper, Inc.	12,875	338,999
Kirin Holdings Co. Ltd.	11,483	182,700
Molson Coors Beverage Co. - Class B	1,605	69,111
Monster Beverage Corp. (a)	6,759	489,757
PepsiCo, Inc.	12,952	2,011,316
Pernod Ricard SA	2,995	223,544
Suntory Beverage & Food Ltd.	2,065	58,394
		9,433,190
Biotechnology — 0.7%
AbbVie, Inc.	16,750	3,642,957
Amgen, Inc.	5,103	1,795,491
Argenx SE (a)	918	668,666
Biogen, Inc. (a)	1,391	255,012
CSL Ltd.	7,199	707,219
Security Description	Shares	Value
Biotechnology—(Continued)
Genmab AS (a)	906	$242,410
Gilead Sciences, Inc.	11,758	1,638,712
Grifols SA	4,428	46,507
Incyte Corp. (a)	1,584	149,086
Moderna, Inc. (a)	3,296	167,437
Regeneron Pharmaceuticals, Inc.	955	737,871
Swedish Orphan Biovitrum AB (a)	2,918	121,997
Vertex Pharmaceuticals, Inc. (a)	2,407	1,074,822
		11,248,187
Broadline Retail — 1.4%
Amazon.com, Inc. (a)	92,581	19,281,845
eBay, Inc.	4,284	389,930
Next PLC	1,726	291,069
Pan Pacific International Holdings Corp.	28,330	173,782
Prosus NV	19,416	887,564
Rakuten Group, Inc. (a)	22,561	105,229
Ryohin Keikaku Co. Ltd.	7,500	159,500
Sea Ltd. (ADR) (a)	5,875	486,509
Wesfarmers Ltd.	16,847	854,015
		22,629,443
Building Products — 0.3%
A.O. Smith Corp.	1,065	70,226
AGC, Inc.	2,866	101,072
Allegion PLC	815	118,411
Assa Abloy AB - Class B	14,874	533,387
Belimo Holding AG	146	118,007
Builders FirstSource, Inc. (a)	1,048	86,282
Carrier Global Corp.	7,446	419,284
Cie de Saint-Gobain SA	6,609	543,889
Daikin Industries Ltd.	3,929	476,650
Geberit AG	503	340,371
Johnson Controls International PLC	5,801	759,641
Kingspan Group PLC	2,272	191,778
Lennox International, Inc.	303	140,632
Masco Corp.	1,930	116,514
Nibe Industrier AB - B Shares	22,496	93,780
Rockwool AS - B Shares	1,438	40,143
Trane Technologies PLC	2,098	874,321
		5,024,388
Capital Markets — 1.6%
3i Group PLC	14,742	483,051
Ameriprise Financial, Inc.	865	384,406
Amundi SA	919	79,040
ARES Management Corp. - Class A	1,952	212,963
ASX Ltd.	2,884	104,704
Bank of New York Mellon Corp.	6,523	773,823
Blackrock, Inc.	1,367	1,314,658
Blackstone, Inc.	7,095	815,854
Cboe Global Markets, Inc.	992	278,821
Charles Schwab Corp.	15,830	1,487,703
CME Group, Inc.	3,417	1,009,211
Coinbase Global, Inc. - Class A (a)	2,114	369,126
CVC Capital Partners PLC	3,156	41,376
BHFTI-4

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Capital Markets—(Continued)
Daiwa Securities Group, Inc.	19,758	$185,847
Deutsche Bank AG	26,934	788,142
Deutsche Boerse AG	2,794	812,317
EQT AB	7,330	225,093
Euronext NV	1,154	185,677
FactSet Research Systems, Inc.	352	76,380
Franklin Resources, Inc.	2,954	69,773
Futu Holdings Ltd. (ADR) (a)	892	121,990
Goldman Sachs Group, Inc.	2,842	2,404,304
Hong Kong Exchanges & Clearing Ltd.	17,827	903,567
Interactive Brokers Group, Inc. - Class A	4,221	283,102
Intercontinental Exchange, Inc.	5,382	846,481
Invesco Ltd.	4,208	102,212
Japan Exchange Group, Inc.	14,529	168,694
Julius Baer Group Ltd.	3,058	225,340
KKR & Co., Inc.	6,505	601,713
London Stock Exchange Group PLC	6,802	803,901
Macquarie Group Ltd.	5,373	762,323
Moody's Corp.	1,454	634,308
Morgan Stanley	11,402	1,876,427
MSCI, Inc.	696	375,151
Nasdaq, Inc. (b)	4,256	361,292
Nomura Holdings, Inc.	44,587	352,666
Northern Trust Corp.	1,766	246,481
Partners Group Holding AG	337	362,061
Raymond James Financial, Inc.	1,662	240,641
Robinhood Markets, Inc. - Class A (a)	7,490	519,057
S&P Global, Inc.	2,900	1,233,486
SBI Holdings, Inc.	8,386	156,210
Schroders PLC	10,759	82,036
Singapore Exchange Ltd.	12,719	195,159
State Street Corp.	2,645	334,751
T. Rowe Price Group, Inc.	2,072	186,770
UBS Group AG	47,117	1,832,569
		25,910,657
Chemicals — 0.8%
Air Liquide SA	8,599	1,771,397
Air Products & Chemicals, Inc.	2,110	612,934
Akzo Nobel NV	2,539	145,701
Albemarle Corp.	1,117	200,535
Asahi Kasei Corp.	19,235	186,258
BASF SE	13,245	800,346
CF Industries Holdings, Inc.	1,478	191,904
Corteva, Inc.	6,374	533,568
Dow, Inc.	6,800	283,220
DSM-Firmenich AG	2,563	183,051
DuPont de Nemours, Inc.	3,878	177,612
Ecolab, Inc.	2,416	642,704
EMS-Chemie Holding AG	104	81,210
Evonik Industries AG	3,805	73,702
Givaudan SA	137	463,376
ICL Group Ltd.	11,495	59,229
International Flavors & Fragrances, Inc.	2,427	176,079
Linde PLC	4,425	2,193,738
LyondellBasell Industries NV - Class A	2,440	196,566
Security Description	Shares	Value
Chemicals—(Continued)
Mitsubishi Chemical Group Corp.	18,165	$105,194
Mosaic Co.	3,008	76,704
Nippon Paint Holdings Co. Ltd.	14,104	88,032
Nippon Sanso Holdings Corp.	2,549	91,007
Nitto Denko Corp.	10,091	201,891
Novonesis (Novozymes) - B Shares	5,229	309,399
PPG Industries, Inc.	2,127	227,334
Sherwin-Williams Co.	2,185	700,402
Shin-Etsu Chemical Co. Ltd.	25,068	1,019,956
Sika AG	2,263	376,358
Syensqo SA	1,080	62,482
Symrise AG	1,971	166,881
Toray Industries, Inc.	20,604	145,268
Yara International ASA	2,458	143,080
		12,687,118
Commercial Services & Supplies — 0.2%
Brambles Ltd.	20,152	314,894
Cintas Corp.	3,221	544,800
Copart, Inc. (a)	8,440	280,208
Dai Nippon Printing Co. Ltd.	5,887	106,903
Rentokil Initial PLC	37,493	233,118
Republic Services, Inc.	1,907	417,671
Rollins, Inc.	2,781	148,533
Secom Co. Ltd.	5,936	227,927
Securitas AB - B Shares	7,300	122,717
TOPPAN Holdings, Inc.	3,479	92,194
Veralto Corp.	2,357	208,406
Verisure PLC (a)	3,837	39,719
Waste Management, Inc.	3,517	808,171
		3,545,261
Communications Equipment — 0.4%
Arista Networks, Inc. (a)	9,786	1,201,525
Ciena Corp. (a)	1,335	518,287
Cisco Systems, Inc.	37,445	2,905,358
F5, Inc. (a) (b)	536	155,081
Lumentum Holdings, Inc. (a) (b)	677	475,768
Motorola Solutions, Inc.	1,570	681,333
Nokia OYJ	78,610	626,517
Telefonaktiebolaget LM Ericsson - B Shares (b)	41,533	470,450
		7,034,319
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA	2,616	323,710
Bouygues SA	2,860	165,001
Comfort Systems USA, Inc.	334	460,583
Eiffage SA	1,018	156,297
EMCOR Group, Inc.	424	313,043
Ferrovial SE	7,622	495,570
HOCHTIEF AG	231	101,595
Kajima Corp.	6,305	239,515
Obayashi Corp.	9,480	228,298
Quanta Services, Inc.	1,413	775,765
Shimizu Corp.	7,400	133,400
Skanska AB - B Shares	5,052	136,252
BHFTI-5

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Construction & Engineering—(Continued)
Taisei Corp.	2,151	$224,637
Vinci SA	7,340	1,099,293
		4,852,959
Construction Materials — 0.2%
Buzzi SpA	1,144	57,705
CRH PLC	6,352	667,722
Heidelberg Materials AG	1,986	409,034
Holcim AG	7,571	628,265
Martin Marietta Materials, Inc.	572	336,725
Vulcan Materials Co.	1,252	340,920
		2,440,371
Consumer Finance — 0.2%
American Express Co.	5,076	1,535,389
Capital One Financial Corp.	5,924	1,080,715
Synchrony Financial	3,294	224,058
		2,840,162
Consumer Staples Distribution & Retail — 0.9%
Aeon Co. Ltd.	33,132	395,449
Carrefour SA	8,744	161,202
Coles Group Ltd.	19,916	302,282
Costco Wholesale Corp.	4,207	4,191,981
Dollar General Corp.	2,086	247,671
Dollar Tree, Inc. (a)	1,753	191,971
J Sainsbury PLC	25,515	114,579
Jeronimo Martins SGPS SA	4,204	100,850
Kesko OYJ - B Shares	4,054	89,713
Koninklijke Ahold Delhaize NV	13,226	617,440
Kroger Co.	5,518	399,282
Marks & Spencer Group PLC	30,535	137,140
MatsukiyoCocokara & Co.	4,850	77,505
Seven & i Holdings Co. Ltd.	31,297	421,239
Sysco Corp.	4,539	323,767
Target Corp.	4,291	520,069
Tesco PLC	94,778	597,607
Tsuruha Holdings, Inc.	3,391	53,528
Walmart, Inc.	41,544	5,163,088
Woolworths Group Ltd.	18,129	456,483
		14,562,846
Containers & Packaging — 0.1%
Amcor PLC	4,379	174,065
Avery Dennison Corp.	733	126,575
Ball Corp.	2,540	150,140
International Paper Co.	5,004	178,643
Packaging Corp. of America	847	179,750
Smurfit Westrock PLC	4,951	197,297
		1,006,470
Distributors — 0.0%
D'ieteren Group	319	58,976
Genuine Parts Co.	1,318	139,378
Security Description	Shares	Value
Distributors—(Continued)
Pool Corp.	311	$62,925
		261,279
Diversified Consumer Services — 0.0%
Pearson PLC	8,494	111,459
Diversified REITs — 0.3%
Activia Properties, Inc.	87	77,089
AEW U.K. REIT PLC	6,511	8,575
American Assets Trust, Inc.	2,162	39,802
Argosy Property Ltd.	32,089	20,918
Aspen Group Ltd.	8,602	27,248
British Land Co. PLC	40,830	195,219
Broadstone Net Lease, Inc.	7,888	144,114
CapitaLand Integrated Commercial Trust	339,266	609,317
Charter Hall Group	19,707	256,000
Charter Hall Long Wale REIT	28,509	66,124
Covivio SA	3,090	184,742
Custodian Property Income REIT PLC	17,427	18,538
Daiwa House REIT Investment Corp.	171	134,979
Essential Properties Realty Trust, Inc.	8,262	250,834
Global Net Lease, Inc.	8,241	77,136
GPT Group	80,618	253,119
Growthpoint Properties Australia Ltd.	10,958	15,999
H&R Real Estate Investment Trust	10,885	76,448
Hankyu Hanshin REIT, Inc.	28	25,815
Heiwa Real Estate REIT, Inc.	42	37,996
Hulic Reit, Inc.	52	52,966
ICADE	1,920	43,341
KDX Realty Investment Corp.	156	158,492
Land Securities Group PLC	41,675	309,239
Mapletree Pan Asia Commercial Trust	94,454	97,339
Merlin Properties Socimi SA	17,445	283,789
Mirai Corp.	74	22,330
MIRARTH Real Estate Investment Corp.	36	19,720
Mirvac Group	165,340	203,840
Mori Trust Reit, Inc.	99	44,698
Nomura Real Estate Master Fund, Inc.	173	171,172
NTT UD REIT Investment Corp.	54	47,266
OUE Real Estate Investment Trust	93,380	25,627
Picton Property Income Ltd.	21,469	21,848
Schroder Real Estate Investment Trust Ltd.	18,614	11,742
Sekisui House Reit, Inc.	161	91,196
Shaftesbury Capital PLC	61,651	104,585
SK REITs Co. Ltd.	8,260	33,622
Star Asia Investment Corp.	102	35,629
Stockland	137,292	411,153
Stoneweg Europe Stapled Trust	15,170	25,839
Stride Property Group	20,163	12,517
Sunlight Real Estate Investment Trust	41,310	11,955
Suntec Real Estate Investment Trust	87,888	100,321
United Urban Investment Corp.	133	143,505
WP Carey, Inc.	9,106	618,844
		5,622,587
BHFTI-6

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	66,347	$1,923,400
BT Group PLC	88,766	248,809
Cellnex Telecom SA (a)	7,090	230,194
Comcast Corp. - Class A	34,008	976,370
Deutsche Telekom AG	54,611	2,013,729
Elisa OYJ	2,111	102,355
HKT Trust & HKT Ltd.	56,578	88,212
Koninklijke KPN NV	56,796	315,895
NTT, Inc.	443,441	440,261
Orange SA	27,633	564,605
Singapore Telecommunications Ltd.	110,261	426,837
Swisscom AG	384	320,547
Telecom Italia SpA (a)	170,658	119,534
Telefonica SA	54,704	241,892
Telenor ASA	9,140	160,978
Telia Co. AB	35,020	179,076
Telstra Group Ltd.	58,470	215,348
Verizon Communications, Inc.	39,965	2,006,243
		10,574,285
Electric Utilities — 0.9%
Acciona SA	366	96,590
Alliant Energy Corp.	2,436	174,807
American Electric Power Co., Inc.	5,126	671,916
BKW AG	314	61,846
Chubu Electric Power Co., Inc.	10,108	165,938
CK Infrastructure Holdings Ltd.	9,405	75,065
CLP Holdings Ltd.	24,215	227,993
Constellation Energy Corp.	2,953	824,625
Contact Energy Ltd.	13,196	70,437
Duke Energy Corp.	7,370	965,028
Edison International	3,647	266,887
EDP SA	46,576	246,589
Elia Group SA (a)	648	99,304
Endesa SA	4,714	198,792
Enel SpA	120,721	1,314,273
Entergy Corp.	4,287	481,687
Evergy, Inc.	2,182	178,749
Eversource Energy	3,556	246,360
Exelon Corp.	9,694	475,200
FirstEnergy Corp. (b)	4,927	249,602
Fortum OYJ	6,659	169,254
Iberdrola SA	95,510	2,192,501
Kansai Electric Power Co., Inc.	14,053	231,473
NextEra Energy, Inc.	19,737	1,833,173
NRG Energy, Inc.	2,013	294,180
Origin Energy Ltd.	24,936	213,711
PG&E Corp.	20,890	367,037
Pinnacle West Capital Corp.	1,134	114,251
Power Assets Holdings Ltd.	20,583	160,369
PPL Corp. (b)	7,011	267,820
Redeia Corp. SA	6,024	101,945
Southern Co.	10,435	1,007,186
SSE PLC	17,914	618,464
Terna - Rete Elettrica Nazionale	20,883	239,149
Verbund AG	1,011	77,028
Security Description	Shares	Value
Electric Utilities—(Continued)
Xcel Energy, Inc.	5,606	$445,341
		15,424,570
Electrical Equipment — 1.0%
ABB Ltd.	23,104	1,879,110
AMETEK, Inc.	2,182	467,734
Eaton Corp. PLC (b)	3,681	1,316,583
Emerson Electric Co.	5,326	697,813
Fuji Electric Co. Ltd. (b)	2,099	146,986
Fujikura Ltd.	22,200	604,039
GE Vernova, Inc.	2,554	2,229,387
Generac Holdings, Inc. (a)	556	108,603
Hubbell, Inc.	504	247,333
Legrand SA	3,892	601,410
Mitsubishi Electric Corp.	28,187	920,517
NIDEC Corp.	12,401	156,072
Prysmian SpA	4,179	488,666
Rockwell Automation, Inc.	1,065	382,207
Schneider Electric SE	8,139	2,235,540
Siemens Energy AG	11,504	1,893,277
Vertiv Holdings Co. - Class A	3,626	908,603
Vestas Wind Systems AS	14,985	448,658
		15,732,538
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. - Class A	11,650	1,471,978
CDW Corp.	1,234	149,339
Coherent Corp. (a)	1,777	423,299
Corning, Inc.	7,399	1,006,042
Halma PLC	5,633	286,182
Hexagon AB - B Shares	30,809	299,767
Ibiden Co. Ltd.	3,600	176,553
Jabil, Inc.	1,001	265,896
Keyence Corp.	2,850	1,009,342
Keysight Technologies, Inc. (a)	1,626	459,134
Kyocera Corp.	19,050	294,503
Murata Manufacturing Co. Ltd.	24,720	554,240
Shimadzu Corp.	3,548	84,169
TDK Corp.	28,880	374,444
TE Connectivity PLC	2,781	581,285
Teledyne Technologies, Inc. (a)	445	269,229
Yokogawa Electric Corp.	3,427	106,155
Zebra Technologies Corp. - Class A (a)	466	97,431
		7,908,988
Energy Equipment & Services — 0.1%
Baker Hughes Co.	9,366	571,794
Halliburton Co.	7,938	309,502
SLB Ltd.	14,171	728,248
Tenaris SA	5,569	162,668
		1,772,212
Entertainment — 0.6%
Capcom Co. Ltd.	5,097	108,081
CTS Eventim AG & Co. KGaA	926	53,106
BHFTI-7

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Entertainment—(Continued)
Electronic Arts, Inc.	2,135	$435,262
Konami Group Corp.	1,520	189,118
Live Nation Entertainment, Inc. (a) (b)	1,496	228,155
Netflix, Inc. (a)	40,014	3,847,346
Nexon Co. Ltd.	5,556	104,719
Nintendo Co. Ltd. (b)	16,387	935,056
Spotify Technology SA (a)	2,324	1,126,931
Take-Two Interactive Software, Inc. (a)	1,650	325,875
TKO Group Holdings, Inc.	628	126,636
Toho Co. Ltd.	7,905	83,388
Universal Music Group NV	16,330	316,642
Walt Disney Co.	16,789	1,618,124
Warner Bros Discovery, Inc. (a)	23,488	644,981
		10,143,420
Financial Services — 1.4%
Adyen NV (a)	374	374,243
Apollo Global Management, Inc. (b)	4,401	490,359
Banca Mediolanum SpA	3,319	67,410
Berkshire Hathaway, Inc. - Class B (a)	17,379	8,328,017
Block, Inc. (a)	5,190	312,334
Corpay, Inc. (a)	663	192,926
EXOR NV	1,388	106,379
Fidelity National Information Services, Inc.	4,908	230,234
Fiserv, Inc. (a)	5,097	284,413
Global Payments, Inc.	2,255	151,761
Groupe Bruxelles Lambert NV	1,186	107,205
Industrivarden AB - A Shares	1,608	80,019
Industrivarden AB - C Shares	2,317	115,396
Infratil Ltd.	14,092	94,880
Investor AB - B Shares	27,036	1,023,439
Jack Henry & Associates, Inc.	684	108,099
L E Lundbergforetagen AB - B Shares	1,128	64,428
M&G PLC	33,971	123,475
Mastercard, Inc. - Class A	7,718	3,856,376
Mitsubishi HC Capital, Inc.	13,105	117,085
ORIX Corp.	17,217	515,821
PayPal Holdings, Inc.	8,725	394,632
Poste Italiane SpA	6,785	159,635
Sofina SA	245	59,358
Sony Financial Group, Inc. (b)	90,159	82,134
Visa, Inc. - Class A	15,932	4,815,288
Washington H Soul Pattinson & Co. Ltd.	5,075	141,861
Wise PLC - Class A (a)	9,890	118,702
		22,515,909
Food Products — 0.6%
Ajinomoto Co., Inc.	13,422	376,334
Archer-Daniels-Midland Co.	4,554	331,030
Associated British Foods PLC	4,782	119,684
Barry Callebaut AG	53	92,927
Bunge Global SA	1,283	163,198
Campbell's Co. (b)	1,865	41,534
Chocoladefabriken Lindt & Spruengli AG	2	284,444
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	14	196,582
Security Description	Shares	Value
Food Products—(Continued)
Conagra Brands, Inc.	4,534	$71,274
Danone SA	9,606	771,479
General Mills, Inc.	5,057	188,222
Hershey Co.	1,404	291,878
Hormel Foods Corp.	2,763	62,582
J.M. Smucker Co.	1,011	97,501
JDE Peet's NV	2,536	93,373
Kerry Group PLC - Class A	2,388	189,120
Kikkoman Corp. (b)	10,093	92,004
Kraft Heinz Co.	8,077	181,652
Lotus Bakeries NV	6	68,186
Magnum Ice Cream Co. NV (a)	7,271	107,316
McCormick & Co., Inc.	2,403	121,207
Mondelez International, Inc. - Class A	12,253	706,263
Mowi ASA	7,044	160,002
Nestle SA	38,247	3,793,679
Orkla ASA	10,405	130,860
Salmar ASA	1,005	58,706
Tyson Foods, Inc. - Class A	2,673	171,259
WH Group Ltd.	123,898	163,258
Wilmar International Ltd.	28,557	86,035
		9,211,589
Gas Utilities — 0.1%
APA Group	19,523	134,250
Atmos Energy Corp.	1,568	289,641
Hong Kong & China Gas Co. Ltd.	166,278	152,417
Italgas SpA	9,046	105,365
Naturgy Energy Group SA	3,598	108,025
Osaka Gas Co. Ltd.	5,315	215,533
Snam SpA	29,930	227,633
Tokyo Gas Co. Ltd.	4,695	221,683
		1,454,547
Ground Transportation — 0.4%
Ayvens SA	5,236	61,687
Central Japan Railway Co.	11,420	295,722
CSX Corp.	17,623	723,424
East Japan Railway Co.	14,329	327,019
Grab Holdings Ltd. - Class A (a)	35,313	129,245
Hankyu Hanshin Holdings, Inc.	3,535	102,190
JB Hunt Transport Services, Inc.	708	150,025
MTR Corp. Ltd.	23,000	94,384
Norfolk Southern Corp.	2,128	610,736
Old Dominion Freight Line, Inc.	1,744	340,778
Seibu Holdings, Inc.	3,100	86,564
Tokyu Corp.	7,467	88,199
Uber Technologies, Inc. (a)	19,505	1,402,995
Union Pacific Corp.	5,624	1,364,495
West Japan Railway Co.	6,109	121,338
		5,898,801
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	16,480	1,692,002
Alcon AG	7,416	556,355
Align Technology, Inc. (a)	632	108,344
BHFTI-8

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Baxter International, Inc.	4,876	$81,917
Becton Dickinson & Co.	2,699	424,364
BioMerieux	615	65,493
Boston Scientific Corp. (a)	14,055	881,951
Cochlear Ltd.	971	114,030
Coloplast AS - Class B	1,872	127,639
Cooper Cos., Inc. (a)	1,857	132,775
Demant AS (a)	1,428	43,399
Dexcom, Inc. (a)	3,647	229,032
Edwards Lifesciences Corp. (a)	5,500	440,440
EssilorLuxottica SA	4,470	1,040,327
Fisher & Paykel Healthcare Corp. Ltd.	8,717	188,820
GE HealthCare Technologies, Inc.	4,319	307,426
Hologic, Inc. (a)	2,109	159,419
Hoya Corp.	5,061	873,002
IDEXX Laboratories, Inc. (a)	757	425,351
Insulet Corp. (a)	667	139,963
Intuitive Surgical, Inc. (a)	3,366	1,551,692
Koninklijke Philips NV	11,431	313,092
Medtronic PLC	12,150	1,052,797
Olympus Corp.	16,549	157,553
ResMed, Inc.	1,381	310,007
Siemens Healthineers AG	5,023	210,717
Smith & Nephew PLC	11,982	189,274
Solventum Corp. (a)	1,397	91,224
Sonova Holding AG	752	170,458
STERIS PLC	929	205,430
Straumann Holding AG	1,657	172,861
Stryker Corp.	3,273	1,075,475
Sysmex Corp.	7,517	65,532
Terumo Corp.	19,766	264,660
Zimmer Biomet Holdings, Inc.	1,883	170,261
		14,033,082
Health Care Providers & Services — 0.6%
Cardinal Health, Inc.	2,230	471,221
Cencora, Inc.	1,844	579,274
Centene Corp. (a)	4,427	144,940
Chartwell Retirement Residences	13,244	191,553
Cigna Group	2,497	666,075
CVS Health Corp.	12,057	865,934
DaVita, Inc. (a)	317	48,720
Elevance Health, Inc.	2,092	612,433
Fresenius Medical Care AG	3,266	145,309
Fresenius SE & Co. KGaA	6,268	321,075
HCA Healthcare, Inc.	1,484	702,288
Henry Schein, Inc. (a)	948	69,868
Humana, Inc.	1,143	198,185
Labcorp Holdings, Inc.	786	209,713
McKesson Corp.	1,161	1,004,683
NMC Health PLC (a) (c) (d)	8,180	0
Quest Diagnostics, Inc.	1,042	204,211
Sigma Healthcare Ltd.	77,107	141,776
Sonic Healthcare Ltd.	6,970	98,656
UnitedHealth Group, Inc.	8,585	2,323,015
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Universal Health Services, Inc. - Class B	523	$93,601
		9,092,530
Health Care REITs — 0.8%
Aedifica SA	3,511	283,444
Alexandria Real Estate Equities, Inc.	8,707	404,179
American Healthcare REIT, Inc. (b)	7,432	350,493
Care Property Invest NV	1,777	25,329
CareTrust REIT, Inc.	9,348	342,604
Cofinimmo SA	327	30,874
Diversified Healthcare Trust	9,126	60,597
Health Care & Medical Investment Corp.	14	10,315
Healthcare Realty Trust, Inc.	13,785	234,207
Healthpeak Properties, Inc.	35,707	586,666
Life Science REIT PLC (a)	12,042	6,245
LTC Properties, Inc.	1,954	72,611
Medical Properties Trust, Inc. (b)	20,958	97,036
National Health Investors, Inc.	1,954	158,000
Omega Healthcare Investors, Inc.	12,394	543,105
Parkway Life Real Estate Investment Trust	18,210	56,804
Primary Health Properties PLC	105,708	128,104
Sabra Health Care REIT, Inc. (b)	10,361	199,242
Sila Realty Trust, Inc.	2,314	54,796
Target Healthcare REIT PLC	26,096	34,780
Ventas, Inc.	24,200	1,979,076
Vital Healthcare Property Trust	21,918	22,794
Vital Infrastructure Property Trust (b)	9,249	35,105
Welltower, Inc.	35,500	7,018,705
		12,735,111
Health Care Technology — 0.0%
M3, Inc.	6,540	66,767
Pro Medicus Ltd.	855	70,636
		137,403
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. (b)	9,313	107,193
CapitaLand Ascott Trust	109,818	75,468
CDL Hospitality Trusts	33,424	21,540
DiamondRock Hospitality Co.	8,465	79,317
Far East Hospitality Trust	40,180	17,579
Hoshino Resorts REIT, Inc.	23	35,365
Host Hotels & Resorts, Inc.	34,934	669,335
Invincible Investment Corp.	305	114,733
Japan Hotel REIT Investment Corp.	236	111,625
Park Hotels & Resorts, Inc.	7,779	81,913
Pebblebrook Hotel Trust (b)	4,679	59,096
RLJ Lodging Trust	5,157	38,265
Ryman Hospitality Properties, Inc.	2,569	237,042
Sunstone Hotel Investors, Inc.	7,564	68,152
Xenia Hotels & Resorts, Inc.	3,951	58,593
		1,775,216
Hotels, Restaurants & Leisure — 0.8%
Accor SA	2,787	133,532
BHFTI-9

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Airbnb, Inc. - Class A (a)	4,014	$506,888
Amadeus IT Group SA	6,685	380,011
Aristocrat Leisure Ltd.	8,211	260,899
Booking Holdings, Inc.	305	1,284,148
Carnival Corp.	10,900	282,092
Chipotle Mexican Grill, Inc. (a)	12,343	395,099
Compass Group PLC	25,234	701,095
Darden Restaurants, Inc.	1,091	213,880
Delivery Hero SE (a)	2,896	51,681
Domino's Pizza, Inc.	295	105,843
DoorDash, Inc. - Class A (a)	3,543	531,981
Entain PLC	9,020	68,112
Evolution AB	1,973	123,049
Expedia Group, Inc.	1,109	256,057
Galaxy Entertainment Group Ltd.	28,915	130,356
Hilton Worldwide Holdings, Inc.	2,173	660,766
InterContinental Hotels Group PLC	2,138	281,579
Las Vegas Sands Corp.	2,865	154,366
Lottery Corp. Ltd.	33,039	123,144
Marriott International, Inc. - Class A	2,084	681,614
McDonald's Corp.	6,749	2,097,522
MGM Resorts International (a)	1,818	67,284
Norwegian Cruise Line Holdings Ltd. (a)	4,315	80,690
Oriental Land Co. Ltd. (b)	16,024	272,789
PPHE Hotel Group Ltd.	799	17,090
Royal Caribbean Cruises Ltd.	2,384	656,029
Sands China Ltd.	35,925	76,354
Sodexo SA	1,313	67,402
Starbucks Corp. (b)	10,797	967,303
Whitbread PLC	2,507	76,199
Wynn Resorts Ltd. (b)	800	81,240
Yum! Brands, Inc.	2,631	409,068
Zensho Holdings Co. Ltd.	1,463	84,862
		12,280,024
Household Durables — 0.2%
Barratt Redrow PLC	20,102	70,315
DR Horton, Inc.	2,553	350,323
Garmin Ltd.	1,549	359,383
Lennar Corp. - Class A	2,045	177,588
NVR, Inc. (a)	26	171,336
Panasonic Holdings Corp.	34,563	573,890
PulteGroup, Inc.	1,821	214,168
Sekisui House Ltd.	8,835	197,233
Sony Group Corp.	91,259	1,882,340
		3,996,576
Household Products — 0.3%
Church & Dwight Co., Inc.	2,243	209,317
Clorox Co.	1,146	118,760
Colgate-Palmolive Co.	7,639	651,072
Essity AB - Class B (b)	8,949	230,689
Henkel AG & Co. KGaA	1,543	110,511
Kimberly-Clark Corp.	3,146	303,495
Procter & Gamble Co.	22,025	3,181,291
Reckitt Benckiser Group PLC	9,573	649,649
Security Description	Shares	Value
Household Products—(Continued)
Unicharm Corp.	16,612	$96,735
		5,551,519
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	6,749	95,093
EDP Renovaveis SA	4,681	74,902
Meridian Energy Ltd.	19,585	62,598
Orsted AS (a)	7,844	192,049
RWE AG	9,383	624,943
Vistra Corp.	3,018	453,696
		1,503,281
Industrial Conglomerates — 0.5%
3M Co.	4,992	724,988
CK Hutchison Holdings Ltd.	39,902	306,663
Hikari Tsushin, Inc.	250	63,291
Hitachi Ltd.	68,047	1,988,716
Honeywell International, Inc.	6,017	1,360,023
Investment AB Latour - B Shares	2,198	47,219
Jardine Matheson Holdings Ltd.	2,460	176,595
Keppel Ltd.	21,590	200,369
Lifco AB - B Shares	3,460	104,103
Sekisui Chemical Co. Ltd.	5,441	90,713
Siemens AG	11,282	2,675,982
Smiths Group PLC	4,711	143,487
Swire Pacific Ltd. - Class A	5,365	58,841
		7,940,990
Industrial REITs — 0.8%
AIMS APAC REIT	26,990	30,153
Americold Realty Trust, Inc. (b)	11,977	137,256
ARGAN SA	690	45,410
CapitaLand Ascendas	214,810	415,040
Centuria Industrial REIT	26,109	52,022
CRE Logistics REIT, Inc.	24	24,164
Dexus Industria REIT	13,355	21,339
Dream Industrial Real Estate Investment Trust	11,972	106,458
EastGroup Properties, Inc.	2,224	411,640
ESR Kendall Square REIT Co. Ltd.	6,997	19,893
ESR-REIT	23,655	41,605
First Industrial Realty Trust, Inc.	5,376	311,002
Frasers Logistics & Commercial Trust	116,120	81,133
GLP J-Reit	184	150,863
Goodman Group	113,701	2,024,099
Goodman Property Trust (c) (d)	40,523	44,336
Granite Real Estate Investment Trust	2,534	149,005
Industrial & Infrastructure Fund Investment Corp.	100	89,455
Innovative Industrial Properties, Inc.	1,155	57,935
Japan Logistics Fund, Inc.	108	65,217
LaSalle Logiport REIT	67	62,871
Lineage, Inc. (b)	2,967	97,199
LondonMetric Property PLC	94,030	226,399
LXP Industrial Trust	2,424	112,134
Mapletree Industrial Trust	86,972	131,537
Mapletree Logistics Trust	141,949	127,314
Mitsubishi Estate Logistics REIT Investment Corp.	55	43,347
BHFTI-10

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Industrial REITs—(Continued)
Mitsui Fudosan Logistics Park, Inc.	125	$89,135
Montea NV	875	67,086
Nippon Prologis REIT, Inc.	302	162,615
Prologis, Inc.	47,778	6,315,296
Rexford Industrial Realty, Inc.	9,793	320,525
Segro PLC	75,755	658,791
SOSiLA Logistics REIT, Inc.	28	21,431
STAG Industrial, Inc.	7,842	282,783
Terreno Realty Corp.	4,253	261,219
Tritax Big Box REIT PLC	102,582	193,416
Warehouses De Pauw CVA	7,837	203,699
		13,654,822
Insurance — 1.6%
Admiral Group PLC	3,865	163,053
Aegon Ltd.	18,680	136,194
Aflac, Inc.	4,424	485,357
Ageas SA	2,215	162,231
AIA Group Ltd.	155,927	1,751,660
Allianz SE	5,647	2,340,048
Allstate Corp.	2,464	510,886
American International Group, Inc.	5,085	382,646
Aon PLC - Class A	2,033	656,212
Arch Capital Group Ltd. (a)	3,388	325,214
Arthur J Gallagher & Co.	2,435	527,372
ASR Nederland NV	2,328	160,381
Assurant, Inc.	475	103,460
Aviva PLC	45,374	361,427
AXA SA	24,815	1,137,660
Brown & Brown, Inc. (b)	2,775	180,958
Chubb Ltd.	3,447	1,123,481
Cincinnati Financial Corp.	1,479	232,721
Dai-ichi Life Holdings, Inc.	52,176	476,788
Erie Indemnity Co. - Class A	241	60,566
Everest Group Ltd.	386	126,164
Generali	12,650	510,058
Gjensidige Forsikring ASA	2,969	77,505
Globe Life, Inc.	754	104,934
Hannover Rueck SE	895	277,006
Hartford Insurance Group, Inc.	2,643	357,413
Helvetia Baloise Holding AG	1,180	304,806
Insurance Australia Group Ltd.	35,109	176,681
Japan Post Holdings Co. Ltd.	26,496	303,979
Japan Post Insurance Co. Ltd.	8,424	85,105
Legal & General Group PLC	84,546	278,653
Loews Corp.	1,601	170,891
Mapfre SA	13,714	61,390
Marsh & McLennan Cos., Inc.	4,588	795,789
Medibank Pvt Ltd.	41,660	126,077
MetLife, Inc. (e)	5,217	368,946
MS&AD Insurance Group Holdings, Inc.	19,088	499,523
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,939	1,207,860
NN Group NV	3,903	305,298
Phoenix Financial Ltd.	3,384	179,756
Principal Financial Group, Inc.	1,875	168,956
Progressive Corp.	5,555	1,101,223
Security Description	Shares	Value
Insurance—(Continued)
Prudential Financial, Inc.	3,298	$322,182
Prudential PLC	37,782	526,882
QBE Insurance Group Ltd.	22,341	328,257
Sampo OYJ - A Shares	35,655	382,058
Sompo Holdings, Inc.	13,202	515,846
Standard Life PLC	10,360	93,687
Suncorp Group Ltd.	16,074	179,325
Swiss Life Holding AG	423	463,635
Swiss Re AG	4,433	740,271
T&D Holdings, Inc.	6,821	173,364
Talanx AG	958	116,588
Tokio Marine Holdings, Inc.	27,265	1,273,215
Travelers Cos., Inc.	2,049	597,652
Tryg AS	4,991	119,472
Unipol Assicurazioni SpA	5,325	124,655
W.R. Berkley Corp.	2,824	187,175
Willis Towers Watson PLC	904	262,793
Zurich Insurance Group AG	2,172	1,548,637
		26,822,022
Interactive Media & Services — 2.5%
Alphabet, Inc. - Class A	55,177	15,866,698
Alphabet, Inc. - Class C	44,322	12,714,209
Autotrader Group PLC	12,501	78,197
CAR Group Ltd.	5,617	90,835
LY Corp.	40,889	99,101
Meta Platforms, Inc. - Class A	20,728	11,859,111
REA Group Ltd.	784	86,832
Scout24 SE	1,113	85,280
		40,880,263
IT Services — 0.4%
Accenture PLC - Class A	5,831	1,156,229
Akamai Technologies, Inc. (a) (b)	1,363	156,541
Capgemini SE	2,269	265,212
Cognizant Technology Solutions Corp. - Class A	4,532	278,038
EPAM Systems, Inc. (a)	524	70,950
Fujitsu Ltd.	26,123	530,886
Gartner, Inc. (a)	668	105,771
GoDaddy, Inc. - Class A (a)	1,281	105,900
Indra Sistemas SA	1,180	65,022
International Business Machines Corp.	8,859	2,147,333
NEC Corp.	19,255	479,712
NEXTDC Ltd. (a)	26,740	214,349
Nomura Research Institute Ltd. (b)	5,641	156,298
Obic Co. Ltd.	4,776	116,384
Otsuka Corp.	3,423	65,644
SUNeVision Holdings Ltd.	25,670	18,425
TIS, Inc.	3,205	69,159
VeriSign, Inc.	782	194,218
		6,196,071
Leisure Products — 0.0%
Bandai Namco Holdings, Inc.	8,697	214,820
Hasbro, Inc.	1,263	118,217
BHFTI-11

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Leisure Products—(Continued)
Shimano, Inc.	1,079	$113,070
		446,107
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	2,687	306,264
Bio-Techne Corp. (b)	1,483	77,502
Charles River Laboratories International, Inc. (a)	466	80,385
Danaher Corp.	5,962	1,130,395
Eurofins Scientific SE	1,758	128,566
IQVIA Holdings, Inc. (a)	1,607	274,058
Lonza Group AG	1,042	666,660
Mettler-Toledo International, Inc. (a)	193	243,412
Qiagen NV	3,070	122,977
Revvity, Inc.	1,074	94,093
Sartorius Stedim Biotech	433	84,775
Thermo Fisher Scientific, Inc.	3,561	1,750,338
Waters Corp. (a)	929	276,656
West Pharmaceutical Services, Inc.	682	170,937
		5,407,018
Machinery — 1.2%
Alfa Laval AB	4,294	234,297
Alstom SA (a)	5,143	146,545
Atlas Copco AB - A Shares	39,860	701,096
Atlas Copco AB - B Shares	23,164	359,910
Caterpillar, Inc.	4,410	3,124,309
Cummins, Inc.	1,309	704,268
Daifuku Co. Ltd.	4,764	166,441
Daimler Truck Holding AG	6,817	324,976
Deere & Co.	2,396	1,349,667
Dover Corp.	1,278	266,399
Ebara Corp.	6,900	194,425
Epiroc AB - A Shares	9,779	240,091
Epiroc AB - B Shares	5,789	124,496
FANUC Corp.	13,868	483,014
Fortive Corp. (b)	2,970	164,182
GEA Group AG	2,175	153,708
IDEX Corp.	709	134,391
IHI Corp.	15,300	312,699
Illinois Tool Works, Inc.	2,501	650,985
Indutrade AB	4,056	93,799
Ingersoll Rand, Inc. (b)	3,373	270,245
Kawasaki Heavy Industries Ltd.	11,000	208,715
Knorr-Bremse AG	1,077	120,243
Komatsu Ltd.	14,078	552,631
Kone OYJ - Class B	5,044	321,587
Kubota Corp.	14,339	226,256
Makita Corp.	3,364	109,259
Metso OYJ	9,844	170,252
Minebea Mitsumi, Inc.	5,432	89,105
Mitsubishi Heavy Industries Ltd.	47,609	1,298,742
Nordson Corp.	502	133,562
Otis Worldwide Corp.	3,684	283,963
PACCAR, Inc.	4,979	575,074
Parker-Hannifin Corp.	1,196	1,070,707
Pentair PLC	1,551	135,108
Security Description	Shares	Value
Machinery—(Continued)
Rational AG	76	$55,012
Sandvik AB	15,824	604,719
Schindler Holding AG	348	109,454
Schindler Holding AG (Participation Certificate)	604	198,910
SKF AB - B Shares	5,064	120,950
SMC Corp.	809	316,432
Snap-on, Inc.	492	178,704
Spirax Group PLC	1,093	97,821
Stanley Black & Decker, Inc.	1,468	104,316
Techtronic Industries Co. Ltd.	21,929	291,889
Toyota Industries Corp. (a)	472	60,727
Trelleborg AB - B Shares	3,011	112,194
VAT Group AG	401	247,373
Volvo AB - B Shares (b)	23,583	769,392
Wartsila OYJ Abp	7,464	279,092
Westinghouse Air Brake Technologies Corp.	1,616	403,855
Xylem, Inc.	2,309	275,925
Yangzijiang Shipbuilding Holdings Ltd.	38,300	113,808
		19,835,720
Marine Transportation — 0.1%
AP Moller - Maersk AS - Class A	43	104,455
AP Moller - Maersk AS - Class B	59	146,217
Kawasaki Kisen Kaisha Ltd.	5,257	88,503
Kuehne & Nagel International AG	717	163,803
Mitsui OSK Lines Ltd.	5,167	213,857
Nippon Yusen KK	6,117	224,508
SITC International Holdings Co. Ltd.	19,964	88,135
		1,029,478
Media — 0.1%
Charter Communications, Inc. - Class A (a) (b)	816	176,158
EchoStar Corp. - Class A (a) (b)	1,276	149,381
Fox Corp. - Class A	1,902	111,077
Fox Corp. - Class B	1,342	71,260
Informa PLC	19,110	190,510
News Corp. - Class A	3,509	87,479
News Corp. - Class B (b)	1,158	33,015
Omnicom Group, Inc.	2,982	224,574
Paramount Skydance Corp. - Class B (b)	2,945	26,564
Publicis Groupe SA	3,396	280,853
Trade Desk, Inc. - Class A (a)	4,173	94,685
		1,445,556
Metals & Mining — 0.8%
Anglo American PLC	16,608	705,586
Antofagasta PLC	5,852	260,337
ArcelorMittal SA	6,326	329,594
BHP Group Ltd.	75,393	2,754,726
Boliden AB (a)	4,218	223,896
Endeavour Mining PLC	2,867	173,568
Evolution Mining Ltd.	30,132	273,079
Fortescue Ltd.	24,392	344,562
Freeport-McMoRan, Inc.	13,621	800,642
Fresnillo PLC	3,281	145,347
Glencore PLC (a)	148,022	1,127,928
BHFTI-12

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Metals & Mining—(Continued)
JFE Holdings, Inc. (b)	8,535	$99,418
JX Advanced Metals Corp.	8,300	180,412
Lynas Rare Earths Ltd. (a)	13,446	182,728
Newmont Corp.	10,342	1,119,522
Nippon Steel Corp. (b)	71,800	263,773
Norsk Hydro ASA	20,557	217,974
Northern Star Resources Ltd.	20,171	294,473
Nucor Corp.	2,176	367,962
Rio Tinto Ltd.	5,511	619,623
Rio Tinto PLC	16,755	1,557,407
South32 Ltd.	66,593	200,174
Steel Dynamics, Inc.	1,305	234,900
Sumitomo Metal Mining Co. Ltd.	3,694	214,155
		12,691,786
Multi-Utilities — 0.4%
Ameren Corp.	2,619	287,881
CenterPoint Energy, Inc. (b)	6,187	267,031
Centrica PLC	68,350	193,336
CMS Energy Corp.	2,904	225,292
Consolidated Edison, Inc.	3,421	387,189
Dominion Energy, Inc.	8,093	500,309
DTE Energy Co.	1,968	287,761
E.ON SE	33,317	728,202
Engie SA	27,104	873,838
National Grid PLC	73,748	1,243,313
NiSource, Inc.	4,535	211,603
Public Service Enterprise Group, Inc.	4,731	382,975
Sembcorp Industries Ltd.	13,235	68,733
Sempra	6,186	601,094
Veolia Environnement SA	9,355	357,363
WEC Energy Group, Inc.	3,084	357,035
		6,972,955
Office REITs — 0.2%
Abacus Group	17,549	12,325
Allied Properties Real Estate Investment Trust (b)	6,967	45,976
BXP, Inc.	8,071	418,885
Centuria Office REIT	20,791	13,361
Champion REIT	74,856	21,682
Colonial SFL Socimi SA	16,089	95,502
COPT Defense Properties (b)	4,737	144,952
Cousins Properties, Inc.	7,010	158,216
Cromwell Property Group	68,356	18,736
Daiwa Office Investment Corp.	21	43,623
Derwent London PLC	4,685	97,780
Dexus	44,285	182,259
Douglas Emmett, Inc. (b)	6,736	63,453
Easterly Government Properties, Inc.	1,765	37,824
Empire State Realty Trust, Inc. - Class A	5,818	30,254
Gecina SA	2,832	223,932
Global One Real Estate Investment Corp.	39	29,701
Great Portland Estates PLC	16,277	60,951
Helical PLC	4,419	10,257
Highwoods Properties, Inc.	4,540	97,201
Ichigo Office REIT Investment Corp.	38	22,150
Security Description	Shares	Value
Office REITs—(Continued)
Japan Excellent, Inc.	46	$41,461
Japan Prime Realty Investment Corp.	153	93,894
Japan Real Estate Investment Corp.	281	206,972
JBG SMITH Properties	2,488	36,350
JR Global Reit	7,848	7,834
Keppel REIT	143,232	99,470
Kilroy Realty Corp.	4,927	138,991
Mori Hills REIT Investment Corp.	58	48,514
Nippon Building Fund, Inc.	454	381,071
NIPPON REIT Investment Corp.	68	38,191
NSI NV	618	12,546
One REIT, Inc.	27	13,506
Orix JREIT, Inc.	220	134,301
Piedmont Realty Trust, Inc. - Class A (a)	5,168	33,954
Precinct Properties Group	71,764	42,707
Prosperity REIT	54,630	9,933
Regional REIT Ltd.	5,258	6,075
Sankei Real Estate, Inc.	15	11,846
Shinhan Alpha REIT Co. Ltd.	4,840	17,917
SL Green Realty Corp. (b)	2,988	110,377
Tokyu REIT, Inc.	34	42,370
Vornado Realty Trust	7,409	192,560
Workspace Group PLC	5,478	24,982
		3,574,842
Oil, Gas & Consumable Fuels — 2.0%
Aker BP ASA	4,691	172,220
APA Corp.	3,361	142,641
Bollore SE	10,425	59,586
BP PLC	233,675	1,841,963
Chevron Corp.	17,765	3,675,578
ConocoPhillips	11,611	1,532,652
Coterra Energy, Inc.	7,190	252,657
Devon Energy Corp.	5,878	295,781
Diamondback Energy, Inc.	1,840	363,934
ENEOS Holdings, Inc.	40,132	358,133
Eni SpA	30,355	861,970
EOG Resources, Inc.	5,142	743,379
EQT Corp.	5,914	376,367
Equinor ASA	11,382	481,756
Expand Energy Corp.	2,257	247,773
Exxon Mobil Corp. (b)	39,605	6,719,384
Galp Energia SGPS SA	6,193	150,561
Idemitsu Kosan Co. Ltd.	11,481	111,614
Inpex Corp.	13,050	382,911
Kinder Morgan, Inc.	18,554	622,116
Marathon Petroleum Corp.	2,796	682,727
Neste OYJ	6,280	202,806
Occidental Petroleum Corp.	6,816	443,040
OMV AG	2,186	158,754
ONEOK, Inc.	5,963	538,996
Phillips 66 Co.	3,819	695,745
Repsol SA	16,744	470,442
Santos Ltd.	48,205	264,735
Shell PLC	84,605	3,950,785
Targa Resources Corp.	2,034	509,985
BHFTI-13

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Texas Pacific Land Corp.	549	$260,533
TotalEnergies SE	29,480	2,721,985
Valero Energy Corp.	2,891	714,308
Williams Cos., Inc.	11,574	842,356
Woodside Energy Group Ltd.	28,213	672,896
		32,523,069
Paper & Forest Products — 0.0%
Holmen AB - B Shares (b)	1,044	37,370
Stora Enso OYJ - R Shares	8,645	101,831
Svenska Cellulosa AB SCA - Class B (b)	9,032	104,542
UPM-Kymmene OYJ	7,833	243,649
		487,392
Passenger Airlines — 0.1%
ANA Holdings, Inc.	2,359	41,943
Delta Air Lines, Inc.	6,156	409,251
Deutsche Lufthansa AG	8,901	73,469
International Consolidated Airlines Group SA - Class DI	17,543	83,843
Japan Airlines Co. Ltd.	2,139	34,802
Qantas Airways Ltd.	11,006	64,640
Ryanair Holdings PLC	12,460	352,997
Singapore Airlines Ltd.	23,447	121,328
Southwest Airlines Co.	4,656	174,926
United Airlines Holdings, Inc. (a)	3,065	282,195
		1,639,394
Personal Care Products — 0.3%
Beiersdorf AG	1,440	127,400
Estee Lauder Cos., Inc. - Class A	2,343	168,157
Kao Corp.	6,686	261,256
Kenvue, Inc.	18,158	313,044
L'Oreal SA	3,565	1,461,884
Shiseido Co. Ltd.	5,954	122,115
Unilever PLC	32,616	1,828,673
		4,282,529
Pharmaceuticals — 2.7%
Astellas Pharma, Inc.	26,883	438,918
AstraZeneca PLC	23,023	4,496,808
Bayer AG	14,579	662,777
Bristol-Myers Squibb Co.	19,300	1,170,545
Chugai Pharmaceutical Co. Ltd.	9,994	552,952
Daiichi Sankyo Co. Ltd.	26,749	471,598
Eisai Co. Ltd.	3,863	120,051
Eli Lilly & Co.	7,510	6,907,473
Financiere de Tubize SA	297	73,433
Galderma Group AG	2,295	444,909
GSK PLC	60,489	1,658,903
Haleon PLC	132,179	654,277
Ipsen SA	560	105,018
Johnson & Johnson	22,839	5,582,765
Kyowa Kirin Co. Ltd.	3,535	58,394
Merck & Co., Inc.	23,523	2,829,582
Merck KGaA	1,918	238,195
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Novartis AG	28,222	$4,284,933
Novo Nordisk AS - Class B	47,802	1,761,464
Orion OYJ - Class B	1,623	131,260
Otsuka Holdings Co. Ltd.	6,414	452,742
Pfizer, Inc.	53,885	1,513,091
Recordati Industria Chimica e Farmaceutica SpA	1,707	97,102
Roche Holding AG	10,429	4,118,056
Roche Holding AG (Bearer Shares)	475	196,755
Sandoz Group AG	6,203	486,554
Sanofi SA	16,291	1,571,361
Shionogi & Co. Ltd.	11,190	248,967
Takeda Pharmaceutical Co. Ltd.	23,591	870,292
Teva Pharmaceutical Industries Ltd. (ADR) (a)	17,019	512,612
UCB SA	1,876	565,072
Viatris, Inc.	10,915	147,462
Zoetis, Inc.	4,001	472,958
		43,897,279
Professional Services — 0.3%
Automatic Data Processing, Inc.	3,816	775,335
Broadridge Financial Solutions, Inc.	1,106	179,703
Bureau Veritas SA	5,053	151,789
Computershare Ltd.	7,727	152,599
Equifax, Inc.	1,141	205,460
Experian PLC	13,617	473,308
Intertek Group PLC	2,285	111,409
Jacobs Solutions, Inc.	1,113	141,663
Leidos Holdings, Inc.	1,212	188,490
Paychex, Inc.	3,062	282,071
Randstad NV	1,567	41,168
Recruit Holdings Co. Ltd.	20,891	903,764
RELX PLC	27,021	890,861
SGS SA	2,457	260,053
Verisk Analytics, Inc.	1,321	250,660
Wolters Kluwer NV	3,451	258,170
		5,266,503
Real Estate Management & Development — 0.9%
Allreal Holding AG	617	174,590
Amot Investments Ltd.	10,053	61,601
Aroundtown SA (a)	29,830	78,756
Atrium Ljungberg AB - B Shares	9,625	30,051
Azrieli Group Ltd.	2,168	290,369
CA Immobilien Anlagen AG (b)	1,306	36,949
CapitaLand Investment Ltd.	130,301	277,748
Castellum AB	14,407	167,384
Catena AB	1,769	83,044
CBRE Group, Inc. - Class A (a)	2,754	373,057
Cibus Nordic Real Estate AB publ	3,237	48,862
City Developments Ltd.	16,606	107,001
Citycon OYJ	1,055	3,887
CK Asset Holdings Ltd.	28,714	164,019
Corem Property Group AB - Class B (b)	33,427	11,839
CoStar Group, Inc. (a)	4,017	162,046
Daito Trust Construction Co. Ltd. (b)	4,340	101,081
Daiwa House Industry Co. Ltd.	8,323	260,174
BHFTI-14

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
Deutsche EuroShop AG	491	$11,554
Deutsche Wohnen SE	2,072	45,430
Dios Fastigheter AB	4,231	28,273
Entra ASA	1,854	20,086
Fabege AB	7,916	63,892
Fastighets AB Balder - B Shares (a)	39,750	233,780
FastPartner AB - Class A	1,970	8,977
Grainger PLC	30,683	66,051
Grand City Properties SA	2,866	29,896
Heba Fastighets AB - Class B	2,128	6,259
Heiwa Real Estate Co. Ltd.	1,655	25,321
Henderson Land Development Co. Ltd.	76,903	285,229
Hiag Immobilien Holding AG	177	29,913
Hongkong Land Holdings Ltd.	59,252	463,437
Hufvudstaden AB - A Shares	3,816	48,455
Hulic Co. Ltd.	26,346	306,696
Hysan Development Co. Ltd.	24,949	60,749
Intea Fastigheter AB	6,044	44,998
Intershop Holding AG	207	43,619
Investis Holding SA	116	22,399
Kennedy-Wilson Holdings, Inc.	5,030	54,425
LEG Immobilien SE	4,302	280,168
Lifestyle Communities Ltd. (a)	4,027	13,056
Logistea AB - Class B	11,629	16,172
Lumo Kodit OYJ	6,400	58,960
Melisron Ltd.	1,014	131,262
Mitsubishi Estate Co. Ltd.	61,560	1,703,447
Mitsui Fudosan Co. Ltd.	147,724	1,563,594
Mobimo Holding AG	305	145,531
Neobo Fastigheter AB (a)	3,658	6,672
New World Development Co. Ltd. (a)	57,716	59,657
Nomura Real Estate Holdings, Inc.	21,895	140,903
NP3 Fastigheter AB	1,321	34,566
Nyfosa AB	6,696	46,511
Pandox AB	4,447	85,044
Peach Property Group AG (a)	1,619	10,165
Platzer Fastigheter Holding AB - Class B	2,636	19,005
PSP Swiss Property AG	1,919	381,948
Public Property Invest AS	10,727	24,033
Sagax AB - Class B	12,222	227,807
Samhallsbyggnadsbolaget i Norden AB (a)	40,169	15,992
Sino Land Co. Ltd.	213,313	317,865
Sirius Real Estate Ltd.	62,175	76,356
Stendorren Fastigheter AB (a)	713	14,100
StorageVault Canada, Inc.	9,389	29,697
Sumitomo Realty & Development Co. Ltd.	36,448	1,024,725
Sun Hung Kai Properties Ltd.	80,095	1,357,523
Sveafastigheter AB (a)	2,337	8,691
Swedish Logistic Property AB - Class B (a)	8,154	31,360
Swire Properties Ltd.	41,079	119,391
Swiss Prime Site AG	4,567	773,767
TAG Immobilien AG	7,951	124,352
Tokyo Tatemono Co. Ltd.	8,093	185,784
Tosei Corp.	2,400	23,955
UOL Group Ltd.	19,165	145,982
VGP NV	563	54,439
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
Vonovia SE	40,994	$1,020,930
Wallenstam AB - Class B	14,317	62,363
Wharf Holdings Ltd.	16,121	44,542
Wharf Real Estate Investment Co. Ltd.	89,814	260,388
Wihlborgs Fastigheter AB	11,327	103,829
		15,076,429
Residential REITs — 0.5%
Advance Residence Investment Corp.	109	111,611
Altarea SCA	326	42,936
American Homes 4 Rent - Class A	14,353	400,736
AvalonBay Communities, Inc.	7,331	1,197,519
Boardwalk Real Estate Investment Trust	1,697	76,792
Camden Property Trust	5,425	529,805
Canadian Apartment Properties REIT	6,464	165,004
Centerspace	700	40,215
Comforia Residential REIT, Inc.	83	56,743
Daiwa Securities Living Investments Corp.	81	54,450
Equity LifeStyle Properties, Inc.	8,071	503,792
Equity Residential	19,169	1,133,846
Essex Property Trust, Inc.	3,294	797,148
Home Invest Belgium SA	405	8,638
Home REIT PLC (a) (c) (d)	72,879	0
Independence Realty Trust, Inc.	10,005	148,974
Ingenia Communities Group	16,993	47,259
InterRent Real Estate Investment Trust	5,624	53,608
Invitation Homes, Inc.	31,049	771,568
Irish Residential Properties REIT PLC	21,333	25,041
Killam Apartment Real Estate Investment Trust	5,035	57,730
Mid-America Apartment Communities, Inc.	5,996	732,231
Mitsui Fudosan Accommodations Fund, Inc.	98	82,902
NexPoint Residential Trust, Inc.	935	23,375
Residential Secure Income PLC	7,749	5,213
Samty Residential Investment Corp.	15	9,981
Social Housing Reit PLC	15,605	14,884
Starts Proceed Investment Corp.	10	12,445
Sun Communities, Inc.	5,145	648,064
UDR, Inc.	16,728	565,072
UMH Properties, Inc.	3,339	48,182
UNITE Group PLC	19,841	119,718
Veris Residential, Inc.	3,302	62,309
Xior Student Housing NV	1,627	49,993
		8,597,784
Retail REITs — 0.9%
Acadia Realty Trust	5,488	104,931
AEON REIT Investment Corp.	71	56,096
Agree Realty Corp. (b)	4,751	358,130
Ascencio	249	14,477
Brixmor Property Group, Inc.	12,789	368,323
BWP Property Group Ltd.	23,491	60,496
Carmila SA (a)	2,649	51,359
Charter Hall Retail REIT	23,805	62,855
Choice Properties Real Estate Investment Trust	11,619	128,293
Crombie Real Estate Investment Trust	4,588	52,044
Curbline Properties Corp.	4,048	104,398
BHFTI-15

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Retail REITs—(Continued)
Eurocommercial Properties NV	1,765	$53,804
Federal Realty Investment Trust	4,317	458,509
First Capital Real Estate Investment Trust	8,900	131,923
Fortune Real Estate Investment Trust	63,860	38,132
Frasers Centrepoint Trust	53,570	91,143
Frontier Real Estate Investment Corp.	103	54,988
Fukuoka REIT Corp.	30	32,301
Getty Realty Corp.	2,247	71,455
Hamborner REIT AG	3,007	15,328
Hammerson PLC	21,460	85,371
HomeCo Daily Needs REIT	74,002	60,594
Immobiliare Grande Distribuzione SIIQ SpA	2,281	10,427
InvenTrust Properties Corp.	3,245	98,843
Japan Metropolitan Fund Invest	282	198,522
Kimco Realty Corp.	34,460	774,316
Kite Realty Group Trust	9,046	222,079
Kiwi Property Group Ltd.	59,925	31,357
Klepierre SA	11,911	448,938
Lendlease Global Commercial REIT	107,264	44,769
Link REIT	147,515	683,004
LOTTE REIT Co. Ltd.	6,278	19,057
Macerich Co.	10,713	202,476
Mercialys SA	3,914	53,074
NETSTREIT Corp. (b)	3,497	65,848
NewRiver REIT PLC	16,513	15,319
NNN REIT, Inc.	7,934	333,466
Phillips Edison & Co., Inc.	5,251	196,492
Primaris Real Estate Investment Trust	4,954	61,431
Realty Income Corp.	47,225	2,889,225
Regency Centers Corp.	9,148	692,138
Region RE Ltd.	48,428	76,016
Retail Estates NV	486	37,235
RioCan Real Estate Investment Trust	12,303	167,949
Scentre Group	296,202	683,378
Simon Property Group, Inc.	16,693	3,113,745
SmartCentres Real Estate Investment Trust	5,413	103,661
Starhill Global REIT	59,180	24,702
Supermarket Income REIT PLC	51,644	54,329
Tanger, Inc.	4,726	160,589
Unibail-Rodamco-Westfield (a)	6,918	773,186
Urban Edge Properties	5,290	105,694
Vastned NV (a)	312	10,461
Vicinity Ltd.	219,228	355,679
Waypoint REIT Ltd.	25,798	41,991
Wereldhave NV	1,526	37,917
		15,242,263
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc. (a)	15,452	3,143,400
Advantest Corp.	11,331	1,533,035
Analog Devices, Inc.	4,631	1,473,306
Applied Materials, Inc.	7,522	2,570,945
ASM International NV	695	529,401
ASML Holding NV	5,762	7,626,797
BE Semiconductor Industries NV	1,084	228,711
Broadcom, Inc.	44,934	13,907,522
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Disco Corp.	1,402	$561,777
First Solar, Inc. (a)	1,017	200,614
Infineon Technologies AG	19,379	851,479
Intel Corp. (a)	44,498	1,963,697
Kioxia Holdings Corp. (a)	2,800	355,953
KLA Corp.	1,242	1,828,733
Lam Research Corp.	11,835	2,528,666
Lasertec Corp.	1,233	271,863
Microchip Technology, Inc.	5,128	331,320
Micron Technology, Inc.	10,667	3,603,739
Monolithic Power Systems, Inc.	463	506,221
Nova Ltd. (a)	440	195,458
NVIDIA Corp.	230,297	40,163,797
NXP Semiconductors NV	2,385	469,511
ON Semiconductor Corp. (a)	3,734	231,209
Qnity Electronics, Inc. - Class W/I	1,985	229,029
QUALCOMM, Inc.	10,112	1,302,223
Renesas Electronics Corp.	26,400	374,894
SCREEN Holdings Co. Ltd.	2,496	147,063
Skyworks Solutions, Inc.	1,425	76,309
STMicroelectronics NV	10,047	344,901
Teradyne, Inc.	1,484	439,947
Texas Instruments, Inc. (b)	8,601	1,669,798
Tokyo Electron Ltd.	6,634	1,622,359
Tower Semiconductor Ltd. (a)	1,670	292,833
		91,576,510
Software — 2.9%
Adobe, Inc. (a)	3,890	945,581
AppLovin Corp. - Class A (a)	2,568	1,022,064
Autodesk, Inc. (a)	2,009	480,955
Cadence Design Systems, Inc. (a)	2,580	716,905
Check Point Software Technologies Ltd. (a)	1,275	182,134
Crowdstrike Holdings, Inc. - Class A (a)	2,389	932,689
CyberArk Software Ltd. (a)	744	33,480
Dassault Systemes SE	9,956	202,703
Datadog, Inc. - Class A (a)	3,111	367,253
Fair Isaac Corp. (a)	225	240,196
Fortinet, Inc. (a)	5,990	489,503
Gen Digital, Inc.	5,223	98,349
Intuit, Inc.	2,637	1,140,186
Microsoft Corp.	70,374	26,050,344
Monday.com Ltd. (a)	641	44,299
Nebius Group NV (a) (b)	3,167	328,608
Nemetschek SE	857	63,078
Nice Ltd. (a)	917	101,108
Oracle Corp.	16,071	2,364,205
Oracle Corp. Japan	544	29,795
Palantir Technologies, Inc. - Class A (a)	21,649	3,166,816
Palo Alto Networks, Inc. (a)	7,658	1,227,730
PTC, Inc. (a)	1,128	160,729
Roper Technologies, Inc.	1,010	357,399
Sage Group PLC	14,170	158,260
Salesforce, Inc. (b)	8,880	1,657,630
SAP SE	15,501	2,623,282
ServiceNow, Inc. (a)	9,913	1,036,404
BHFTI-16

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Software—(Continued)
Synopsys, Inc. (a)	1,813	$718,818
Trimble, Inc. (a)	2,255	147,094
Tyler Technologies, Inc. (a)	408	139,691
WiseTech Global Ltd.	2,993	81,691
Workday, Inc. - Class A (a)	2,019	262,308
Xero Ltd. (a)	2,522	134,903
		47,706,190
Specialized REITs — 1.1%
Abacus Storage King	16,860	16,208
American Tower Corp.	4,437	765,737
Arena REIT	16,605	37,578
Big Yellow Group PLC	7,783	87,995
Charter Hall Social Infrastructure REIT	13,895	24,843
Crown Castle, Inc.	4,127	335,566
CubeSmart	9,509	348,505
DigiCo Infrastructure REIT	17,483	21,310
Digital Core REIT Management Pte. Ltd.	35,790	17,438
Digital Realty Trust, Inc.	17,515	3,156,378
EPR Properties	3,134	156,575
Equinix, Inc.	5,037	4,937,469
Extra Space Storage, Inc.	10,862	1,424,334
Four Corners Property Trust, Inc.	4,403	104,131
Gaming & Leisure Properties, Inc.	11,406	506,084
Iron Mountain, Inc.	15,128	1,545,174
Keppel DC REIT	81,477	138,638
National Storage Affiliates Trust	2,958	111,635
National Storage REIT	50,942	97,513
Public Storage	8,132	2,202,796
Safehold, Inc.	2,334	31,579
Safestore Holdings PLC	8,933	75,350
SBA Communications Corp.	1,010	173,831
Shurgard Self Storage Ltd.	1,351	39,129
Smartstop Self Storage REIT, Inc. (b)	2,313	70,038
VICI Properties, Inc.	55,061	1,504,267
Weyerhaeuser Co.	6,829	166,832
		18,096,933
Specialty Retail — 0.7%
AutoZone, Inc. (a)	157	530,311
Avolta AG	1,305	78,281
Best Buy Co., Inc.	1,847	118,577
Carvana Co. (a)	1,340	421,269
Fast Retailing Co. Ltd.	2,799	1,114,037
H & M Hennes & Mauritz AB - B Shares (b)	7,326	136,582
Home Depot, Inc.	9,435	3,103,077
Industria de Diseno Textil SA	16,187	930,688
JD Sports Fashion PLC	36,712	34,471
Kingfisher PLC	25,425	96,546
Lowe's Cos., Inc.	5,316	1,256,065
Nitori Holdings Co. Ltd.	5,960	94,660
O'Reilly Automotive, Inc. (a)	7,979	736,542
Ross Stores, Inc.	3,065	663,971
Sanrio Co. Ltd. (b)	13,500	83,305
TJX Cos., Inc.	10,524	1,680,683
Tractor Supply Co.	5,008	226,862
Security Description	Shares	Value
Specialty Retail—(Continued)
Ulta Beauty, Inc. (a)	420	$219,538
Williams-Sonoma, Inc.	1,131	206,215
Zalando SE (a)	3,333	79,738
ZOZO, Inc.	6,633	46,390
		11,857,808
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	139,137	35,311,579
Canon, Inc.	12,898	359,204
Dell Technologies, Inc. - Class C	2,816	462,190
FUJIFILM Holdings Corp.	16,626	315,988
Hewlett Packard Enterprise Co.	12,593	299,839
HP, Inc. (b)	8,700	167,127
Logitech International SA	2,267	207,133
NetApp, Inc.	1,877	192,186
Sandisk Corp. (a)	1,399	888,841
Seagate Technology Holdings PLC (b)	2,067	809,768
Super Micro Computer, Inc. (a) (b)	4,768	108,567
Western Digital Corp.	3,213	869,085
		39,991,507
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG	2,538	399,954
Asics Corp.	10,363	275,565
Cie Financiere Richemont SA - Class A	7,979	1,421,801
Deckers Outdoor Corp. (a)	1,345	134,621
Hermes International SCA	470	897,653
Kering SA	1,105	334,138
Lululemon Athletica, Inc. (a)	1,012	154,937
LVMH Moet Hennessy Louis Vuitton SE	3,694	2,053,366
Moncler SpA	3,467	208,947
NIKE, Inc. - Class B	11,292	596,443
Pandora AS	1,173	82,386
Ralph Lauren Corp.	366	125,900
Swatch Group AG (Bearer Shares)	430	95,588
Tapestry, Inc.	1,919	270,790
		7,052,089
Tobacco — 0.4%
Altria Group, Inc.	15,909	1,049,835
British American Tobacco PLC	32,333	1,883,420
Imperial Brands PLC	11,181	455,061
Japan Tobacco, Inc.	17,764	681,613
Philip Morris International, Inc.	14,753	2,439,261
		6,509,190
Trading Companies & Distributors — 0.5%
AddTech AB - B Shares	3,858	131,088
AerCap Holdings NV	2,485	340,892
Beijer Ref AB - Class B	6,071	83,434
Brenntag SE	1,822	120,210
Bunzl PLC	4,812	144,166
Fastenal Co.	10,881	504,878
ITOCHU Corp.	88,220	1,121,313
Marubeni Corp.	20,943	770,099
BHFTI-17

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Trading Companies & Distributors—(Continued)
Mitsubishi Corp.	47,863	$1,643,673
Mitsui & Co. Ltd.	36,678	1,412,113
MonotaRO Co. Ltd.	3,743	40,238
Rexel SA	3,296	128,905
SGH Ltd.	3,021	85,677
Sumitomo Corp.	16,197	602,836
Sunbelt Rentals Holdings, Inc.	6,215	396,880
Toyota Tsusho Corp.	10,209	399,488
United Rentals, Inc.	597	434,950
WW Grainger, Inc.	415	452,686
		8,813,526
Transportation Infrastructure — 0.1%
Aena SME SA	11,129	331,369
Aeroports de Paris SA	514	62,542
Auckland International Airport Ltd.	25,162	115,415
Getlink SE	4,490	96,757
Transurban Group	46,225	449,245
		1,055,328
Water Utilities — 0.0%
American Water Works Co., Inc.	1,850	251,767
Severn Trent PLC	4,022	165,148
United Utilities Group PLC	10,121	176,939
		593,854
Wireless Telecommunication Services — 0.3%
Airtel Africa PLC	13,538	62,454
KDDI Corp.	43,480	744,591
SoftBank Corp.	426,715	569,470
SoftBank Group Corp.	55,088	1,323,992
Tele2 AB - B Shares	8,126	167,040
T-Mobile U.S., Inc.	4,490	943,035
Vodafone Group PLC	278,298	421,974
		4,232,556
Total Common Stocks (Cost $572,592,576)		910,317,731

U.S. Treasury & Government Agencies—32.1%
Federal Agencies — 2.0%
Federal Home Loan Banks
4.125%, 01/15/27	1,565,000	1,569,463
4.625%, 11/17/26	5,685,000	5,715,804
Federal Home Loan Mortgage Corp.
6.250%, 07/15/32 (b)	2,554,000	2,850,025
6.750%, 03/15/31 (b)	2,509,000	2,818,631
Federal National Mortgage Association
6.625%, 11/15/30 (b)	10,946,000	12,166,680
7.250%, 05/15/30	7,228,000	8,161,493
		33,282,096
U.S. Treasury — 30.1%
U.S. Treasury Bonds
1.125%, 05/15/40	5,291,000	3,332,917
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
1.250%, 05/15/50	1,371,200	$650,731
2.250%, 08/15/46	12,279,700	8,004,350
2.250%, 08/15/49	3,018,100	1,877,235
2.250%, 02/15/52	10,134,700	6,107,740
2.375%, 11/15/49	3,241,800	2,065,254
2.500%, 02/15/45	3,923,400	2,751,437
2.750%, 08/15/47	2,487,400	1,760,127
2.875%, 05/15/43	3,596,200	2,761,910
2.875%, 08/15/45	6,735,300	5,000,697
2.875%, 05/15/49	2,619,500	1,862,301
2.875%, 05/15/52	6,427,100	4,457,294
3.000%, 05/15/45	1,975,000	1,503,006
3.000%, 02/15/47	2,293,600	1,708,911
3.000%, 05/15/47	2,558,200	1,901,262
3.000%, 02/15/48	1,892,700	1,395,718
3.000%, 08/15/48	6,630,600	4,866,239
3.000%, 02/15/49	1,948,700	1,423,236
3.125%, 02/15/43	5,073,900	4,062,489
3.625%, 08/15/43	5,467,900	4,669,715
3.625%, 02/15/53	1,898,200	1,523,454
3.625%, 05/15/53	7,244,800	5,809,141
3.750%, 08/15/41	2,588,700	2,308,595
4.000%, 11/15/52	2,014,500	1,730,817
4.250%, 08/15/54	3,462,400	3,101,012
4.375%, 05/15/41	873,000	840,774
4.500%, 02/15/36 (b)	6,219,900	6,343,083
4.500%, 08/15/39	3,327,600	3,295,884
4.500%, 11/15/54	1,031,300	963,460
4.625%, 02/15/55	2,319,300	2,212,123
4.625%, 11/15/55 (b)	570,000	544,617
4.750%, 02/15/37	2,305,700	2,388,021
4.750%, 11/15/53	3,149,500	3,062,274
4.750%, 05/15/55	6,944,000	6,761,449
4.750%, 08/15/55 (b)	3,334,000	3,249,087
4.750%, 02/15/56 (b)	1,766,000	1,722,402
5.250%, 11/15/28 (f)	12,075,700	12,500,708
5.250%, 02/15/29	4,385,300	4,562,596
5.500%, 08/15/28	4,001,800	4,154,525
6.125%, 11/15/27 (f)	13,259,200	13,741,400
6.250%, 05/15/30	2,878,800	3,133,281
6.375%, 08/15/27 (b)	1,831,000	1,893,798
U.S. Treasury Notes
0.625%, 08/15/30	2,950,500	2,562,325
0.750%, 01/31/28	7,165,900	6,778,214
1.250%, 06/30/28	13,853,000	13,093,249
1.375%, 11/15/31	9,646,600	8,365,411
1.500%, 02/15/30	4,515,500	4,132,035
1.875%, 02/28/27	9,607,700	9,446,321
1.875%, 02/15/32 (f)	14,127,500	12,527,671
2.250%, 02/15/27 (b)	5,490,600	5,419,334
2.250%, 08/15/27 (g)	13,011,000	12,736,549
2.250%, 11/15/27 (g)	23,594,500	23,007,403
2.375%, 05/15/29	13,154,000	12,593,927
2.625%, 02/15/29	6,069,100	5,871,854
2.750%, 08/15/32	7,848,700	7,259,128
BHFTI-18

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
2.875%, 05/15/28	2,762,800	$2,710,242
2.875%, 05/15/32 (b)	16,169,900	15,122,646
3.125%, 11/15/28 (b)	4,377,400	4,301,137
3.375%, 09/15/28 (b)	3,882,000	3,841,967
3.375%, 05/15/33 (b)	8,062,700	7,680,667
3.500%, 04/30/28	2,837,900	2,819,941
3.500%, 02/15/29	1,601,000	1,587,116
3.500%, 03/15/29	7,305,000	7,240,511
3.500%, 09/30/29	2,654,500	2,622,563
3.500%, 02/15/33	6,097,900	5,867,323
3.625%, 03/31/28	2,769,200	2,759,140
3.625%, 05/31/28	1,413,400	1,407,824
3.625%, 08/31/29	3,972,900	3,942,482
3.750%, 12/31/28	5,386,100	5,375,370
3.750%, 12/31/30	6,400,300	6,345,547
3.875%, 12/31/27	5,689,200	5,693,200
3.875%, 09/30/32	11,397,000	11,248,305
3.875%, 08/15/33	6,278,300	6,163,280
3.875%, 08/15/34 (b)	7,095,700	6,915,259
4.000%, 02/29/28	5,184,800	5,201,813
4.000%, 06/30/28	5,729,100	5,753,046
4.000%, 01/31/29	3,185,500	3,199,934
4.000%, 07/31/32	6,525,500	6,492,618
4.000%, 01/31/33	7,169,000	7,114,112
4.000%, 02/15/34	8,198,600	8,087,150
4.125%, 10/31/27 (b)	4,147,900	4,165,075
4.125%, 03/31/29	3,453,300	3,482,032
4.125%, 10/31/31	1,985,600	1,995,993
4.125%, 11/15/32 (b)	6,941,500	6,943,940
4.125%, 02/15/36 (b)	646,000	635,906
4.250%, 02/28/29	5,982,100	6,050,801
4.250%, 06/30/29	7,470,400	7,560,862
4.250%, 03/31/33	6,115,000	6,157,041
4.250%, 11/15/34	1,518,800	1,518,385
4.250%, 05/15/35	5,767,200	5,751,881
4.375%, 08/31/28	9,731,800	9,853,447
4.375%, 11/30/28	3,178,900	3,222,858
4.375%, 05/15/34	3,233,200	3,267,300
4.500%, 05/31/29	3,715,100	3,787,080
4.500%, 11/15/33	6,607,100	6,743,888
4.625%, 09/30/28 (b)	3,891,900	3,966,393
4.625%, 04/30/29	2,504,200	2,560,936
4.625%, 02/15/35	3,176,500	3,259,139
		492,214,641
Total U.S. Treasury & Government Agencies (Cost $554,478,433)		525,496,737

Foreign Government—8.7%
Sovereign — 8.7%
Australia Government Bonds
2.500%, 05/21/30 (AUD)	1,867,000	1,184,043
2.750%, 05/21/41 (AUD)	224,000	115,565
3.000%, 11/21/33 (AUD)	884,000	537,799
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Australia Government Bonds
3.750%, 04/21/37 (AUD)	1,257,000	$774,071
4.750%, 06/21/54 (AUD)	151,000	94,869
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 02/15/31 (EUR)	1,527,148	1,550,490
Zero Coupon, 08/15/50 (EUR)	1,204,444	610,823
1.250%, 08/15/48 (EUR)	263,072	200,584
2.200%, 02/15/34 (EUR)	1,573,356	1,728,661
2.500%, 08/15/54 (EUR)	549,451	526,287
3.250%, 07/04/42 (EUR)	353,597	403,327
4.250%, 07/04/39 (EUR)	1,677,500	2,152,497
5.500%, 01/04/31 (EUR)	2,536,600	3,292,264
Bundesschatzanweisungen
2.200%, 03/11/27 (EUR)	6,185,000	7,125,464
Canada Government Bonds
1.250%, 03/01/27 (CAD)	3,601,000	2,557,639
2.750%, 06/01/33 (CAD)	3,135,000	2,177,147
3.500%, 12/01/45 (CAD)	1,363,000	942,176
5.750%, 06/01/29 (CAD)	1,511,000	1,177,670
Denmark Government Bonds
0.500%, 11/15/29 (DKK)	2,246,769	324,324
4.500%, 11/15/39 (DKK)	2,059,107	369,392
Finland Government Bonds
0.125%, 09/15/31 (144A) (EUR)	852,000	843,222
1.375%, 04/15/27 (144A) (EUR)	1,294,000	1,476,911
1.375%, 04/15/47 (144A) (EUR)	330,000	247,274
French Republic Government Bonds OAT
Zero Coupon, 05/25/32 (144A) (EUR)	309,077	292,455
0.250%, 11/25/26 (144A) (EUR)	7,907,000	9,006,870
1.250%, 05/25/36 (144A) (EUR)	2,455,382	2,238,010
1.500%, 05/25/50 (144A) (EUR)	1,714,779	1,147,414
2.500%, 05/25/30 (144A) (EUR)	4,343,067	4,914,316
3.000%, 05/25/33 (144A) (EUR)	3,353,071	3,769,339
3.250%, 05/25/45 (144A) (EUR)	1,666,647	1,678,275
4.000%, 04/25/60 (144A) (EUR)	292,000	309,986
Ireland Government Bonds
0.200%, 10/18/30 (EUR)	539,399	554,931
1.300%, 05/15/33 (EUR)	355,000	366,299
2.000%, 02/18/45 (EUR)	193,922	175,830
Italy Buoni Poliennali Del Tesoro
0.850%, 01/15/27 (EUR)	4,133,000	4,715,189
1.650%, 03/01/32 (144A) (EUR)	9,076,000	9,525,350
1.800%, 03/01/41 (144A) (EUR)	529,000	448,220
3.250%, 09/01/46 (144A) (EUR)	196,000	191,865
3.800%, 08/01/28 (EUR)	773,000	911,342
3.850%, 09/01/49 (144A) (EUR)	1,487,000	1,574,185
5.000%, 08/01/39 (144A) (EUR)	482,000	607,918
Japan Government Forty Year Bonds
1.700%, 03/20/54 (JPY)	285,200,000	1,185,492
Japan Government Ten Year Bonds
0.100%, 06/20/31 (JPY)	610,000,000	3,515,942
1.200%, 12/20/34 (JPY)	222,600,000	1,289,258
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	513,900,000	1,621,017
0.500%, 09/20/46 (JPY)	196,300,000	721,129
0.700%, 06/20/51 (JPY)	105,450,000	344,957
BHFTI-19

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Japan Government Thirty Year Bonds
0.700%, 12/20/51 (JPY)	228,000,000	$732,680
1.900%, 09/20/42 (JPY)	354,800,000	1,905,710
2.300%, 03/20/40 (JPY)	34,600,000	204,870
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	789,050,000	4,091,545
1.500%, 03/20/33 (JPY)	274,550,000	1,673,630
1.700%, 09/20/32 (JPY)	125,600,000	778,870
1.700%, 09/20/33 (JPY)	119,000,000	730,931
Japan Government Two Year Bonds
0.600%, 12/01/26 (JPY)	231,400,000	1,454,100
0.600%, 01/01/27 (JPY)	510,100,000	3,203,597
0.700%, 02/01/27 (JPY)	509,600,000	3,201,163
0.800%, 03/01/27 (JPY)	509,000,000	3,199,062
Kingdom of Belgium Government Bonds
0.800%, 06/22/27 (144A) (EUR)	569,000	643,246
0.900%, 06/22/29 (144A) (EUR)	663,616	721,717
1.250%, 04/22/33 (144A) (EUR)	1,077,905	1,093,560
1.600%, 06/22/47 (144A) (EUR)	967,081	713,948
4.250%, 03/28/41 (144A) (EUR)	185,177	221,143
5.000%, 03/28/35 (144A) (EUR)	348,222	449,562
Mexico Bonos
7.500%, 05/26/33 (MXN)	20,731,700	1,059,453
7.750%, 05/29/31 (MXN)	19,804,200	1,052,916
Netherlands Government Bonds
Zero Coupon, 07/15/31 (144A) (EUR)	1,572,533	1,567,440
Zero Coupon, 01/15/52 (144A) (EUR)	354,051	170,424
2.750%, 01/15/47 (144A) (EUR)	210,328	217,614
3.750%, 01/15/42 (144A) (EUR)	472,291	568,600
5.500%, 01/15/28 (144A) (EUR)	581,117	704,865
New Zealand Government Bonds
2.000%, 05/15/32 (NZD)	1,354,000	679,190
Norway Government Bonds
1.250%, 09/17/31 (144A) (NOK)	3,871,000	340,282
Portugal Obrigacoes do Tesouro OT
2.875%, 10/20/34 (144A) (EUR)	1,056,858	1,184,544
Republic of Austria Government Bonds
Zero Coupon, 02/20/31 (144A) (EUR)	786,000	789,045
0.500%, 04/20/27 (144A) (EUR)	1,545,000	1,747,271
3.150%, 06/20/44 (144A) (EUR)	801,000	861,277
4.150%, 03/15/37 (144A) (EUR)	329,000	406,610
Republic of Poland Government Bonds
5.750%, 04/25/29 (PLN)	8,292,000	2,286,669
Singapore Government Bonds
2.750%, 03/01/46 (SGD)	252,000	207,290
2.875%, 08/01/28 (SGD)	560,000	447,538
3.375%, 09/01/33 (SGD)	497,000	417,678
Spain Government Bonds
1.000%, 10/31/50 (144A) (EUR)	1,001,000	611,339
1.450%, 10/31/27 (144A) (EUR)	658,000	746,317
1.950%, 07/30/30 (144A) (EUR)	3,180,000	3,536,960
2.900%, 10/31/46 (144A) (EUR)	778,000	762,116
3.550%, 10/31/33 (144A) (EUR)	1,105,000	1,300,588
4.200%, 01/31/37 (144A) (EUR)	1,781,000	2,173,077
Sweden Government Bonds
1.750%, 11/11/33 (SEK)	2,965,000	292,439
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
U.K. Gilts
1.000%, 01/31/32 (GBP)	5,456,787	$5,920,294
1.750%, 01/22/49 (GBP)	295,490	201,365
4.250%, 12/07/46 (GBP)	3,627,007	4,071,368
4.500%, 03/07/35 (GBP)	1,815,199	2,340,040
Total Foreign Government (Cost $162,539,792)		143,202,031

Preferred Stocks—0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG	812	72,954
Dr. Ing hc F Porsche AG	1,690	75,737
Porsche Automobil Holding SE	2,273	81,761
Volkswagen AG	3,060	306,434
		536,886
Diversified Telecommunication Services — 0.0%
Telecom Italia SpA (Savings Shares) (a)	89,477	73,905
Household Products — 0.0%
Henkel AG & Co. KGaA	2,380	182,862
Life Sciences Tools & Services — 0.0%
Sartorius AG	389	94,927
Total Preferred Stocks (Cost $1,248,773)		888,580

Investment Companies—0.0%
Exchange-Traded Funds — 0.0%
iShares U.S. Real Estate ETF	1,091	103,165
Vanguard Global ex-U.S. Real Estate ETF	1,442	64,097
Total Investment Companies (Cost $166,629)		167,262

Rights—0.0%
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (a)	168	100
Diversified Telecommunication Services — 0.0%
Telecom Italia SpA, Expires 04/30/26 (a)	260,135	3
Industrial REITs — 0.0%
CapitaLand Ascendas REIT, Expires 04/15/26 (a)	6,014	561
Total Rights (Cost $0)		664

Securities Lending Reinvestments (h)—1.0%
Short-Term Investment Funds—0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (i)	1,000,000	1,000,000
BHFTI-20

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (h)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (i)	2,000,000	$2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (i)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (i)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.600% (i)	2,000,000	2,000,000
		8,000,000

Repurchase Agreements—0.5%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $2,000,203; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $500,052; collateralized by various Common Stock with an aggregate market value of $556,141	500,000	500,000
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.660%, due on 04/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.500%, maturity dates ranging from 05/31/29 - 07/31/29, and an aggregate market value of $1,020,001	1,000,000	1,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $2,000,204; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $1,740,618; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $1,775,251	1,740,441	1,740,441
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $200,021; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $222,196	200,000	200,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,114,629	1,000,000	$1,000,000
TD Securities (USA) LLC
Repurchase Agreement dated 03/31/26 at 3.740%, due on 04/01/26 with a maturity value of $1,000,104; collateralized by various Common Stock with an aggregate market value of $1,100,114	1,000,000	1,000,000
		9,440,441
Total Securities Lending Reinvestments (Cost $17,440,441)		17,440,441
Total Investments—97.5% (Cost $1,308,466,644)		1,597,513,446
Other assets and liabilities (net)—2.5%		40,127,823
Net Assets—100.0%		$1,637,641,269

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $89,856,872 and the collateral received consisted of cash in the amount of $17,440,441 and non-cash collateral with a value of $80,770,487. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2026, the market value of securities pledged was $23,893,496.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2026, the market value of securities pledged was $22,973,984.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(i)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$59,803,155, which is 3.7% of net assets.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2026 is as follows:
Security Description	Market Value December 31, 2025	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
MetLife, Inc.	$459,431	$(43,158)	$19,005	$(66,332)	$368,946
BHFTI-21

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2026
MetLife, Inc.	$3,303	5,217
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	27,001,544	BOA	04/22/26	USD	19,068,490	$(443,249)
AUD	497,508	SSBT	04/22/26	USD	350,554	(7,381)
CAD	31,083,560	CBNA	04/17/26	USD	22,832,372	(471,970)
CHF	6,744,477	BOA	04/16/26	USD	8,664,494	(216,657)
EUR	550,727	CBNA	04/16/26	USD	640,541	(3,562)
EUR	8,666,113	GSBU	04/16/26	USD	10,076,194	(52,842)
EUR	440,129	MSIP	04/16/26	USD	513,129	(4,070)
EUR	372,637	SSBT	04/16/26	USD	432,135	(1,138)
EUR	104,985	SSBT	04/16/26	USD	121,775	(347)
EUR	142,730	SSBT	04/16/26	USD	164,938	146
EUR	150,965	SSBT	04/16/26	USD	173,472	1,137
EUR	411,337	SSBT	04/16/26	USD	473,933	1,826
EUR	206,050	SSBT	04/16/26	USD	236,119	2,201
GBP	308,394	SSBT	04/24/26	USD	408,468	(290)
JPY	374,130,953	BOA	04/10/26	USD	2,364,927	(5,930)
JPY	1,426,319,048	CBNA	04/10/26	USD	9,238,955	(245,625)
JPY	88,571,984	GSBU	04/10/26	USD	563,684	(5,214)
JPY	3,971,142,990	HSBCU	04/10/26	USD	25,660,838	(621,700)
JPY	1,392,648,502	JPMC	04/10/26	USD	8,975,462	(194,433)
JPY	163,759,563	MSIP	04/10/26	USD	1,042,105	(9,557)
JPY	31,509,728	SSBT	04/10/26	USD	207,340	(8,662)
JPY	66,186,170	SSBT	04/10/26	USD	417,337	(15)
JPY	2,696,702,589	UBSA	04/10/26	USD	17,715,734	(712,290)
NZD	12,885,166	CBNA	04/22/26	USD	7,545,238	(135,929)
NZD	1,059,282	CBNA	04/22/26	USD	620,290	(11,175)
NZD	14,070,372	GSBU	04/22/26	USD	8,459,248	(368,415)
SEK	50,543,774	MSIP	04/23/26	USD	5,414,497	(69,513)
SEK	27,561,753	MSIP	04/23/26	USD	2,952,550	(37,906)

Contracts to Deliver
AUD	4,151,498	MSIP	04/22/26	USD	2,879,575	15,936
AUD	27,001,544	MSIP	04/22/26	USD	18,728,892	103,651
AUD	13,066,275	MSIP	04/22/26	USD	9,224,035	211,124
AUD	497,508	SSBT	04/22/26	USD	350,095	6,922
CAD	9,063,195	CBNA	04/17/26	USD	6,657,354	137,615
CAD	104,116	SSBT	04/17/26	USD	76,256	1,359
CAD	321,466	SSBT	04/17/26	USD	235,394	4,143
CHF	14,506,180	MSIP	04/16/26	USD	19,092,279	922,472
DKK	4,633,522	SSBT	04/23/26	USD	738,240	20,895
EUR	1,146,629	BNP	04/16/26	USD	1,358,133	31,926
EUR	20,725,934	CBNA	04/16/26	USD	24,872,157	900,243
EUR	7,567,620	DBAG	04/16/26	USD	9,085,556	332,738
EUR	13,838,895	GSBU	04/16/26	USD	16,357,062	350,797
EUR	22,789,523	HSBCU	04/16/26	USD	26,702,666	343,976
EUR	17,403,605	HSBCU	05/27/26	USD	20,801,490	633,990
EUR	11,877,420	MSIP	04/08/26	USD	14,067,763	335,407
EUR	6,121,954	MSIP	04/16/26	USD	7,032,011	(48,730)
EUR	36,891,847	MSIP	04/16/26	USD	44,264,793	1,595,152
EUR	12,047,204	SCB	05/14/26	USD	14,232,884	280,622
BHFTI-22

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	1,037,243	SSBT	04/16/26	USD	1,199,022	$(668)
EUR	339,535	SSBT	04/16/26	USD	392,110	(600)
EUR	51,256	SSBT	04/16/26	USD	60,834	1,550
EUR	154,754	SSBT	04/16/26	USD	182,886	3,895
EUR	251,028	SSBT	04/16/26	USD	301,346	11,003
EUR	9,572,227	SSBT	04/16/26	USD	11,082,754	11,378
EUR	362,515	SSBT	04/16/26	USD	430,872	11,582
GBP	6,269,275	BBP	04/24/26	USD	8,317,917	20,152
GBP	6,195,969	CBNA	04/24/26	USD	8,303,287	102,547
GBP	9,602,685	GSBU	04/24/26	USD	12,983,541	273,805
GBP	21,254,704	GSBU	04/24/26	USD	28,737,933	606,044
GBP	78,638	SSBT	04/24/26	USD	106,400	2,318
GBP	301,437	SSBT	04/24/26	USD	406,129	7,159
JPY	1,445,974,771	BOA	04/10/26	USD	9,217,604	100,339
JPY	2,526,856,626	BOA	04/10/26	USD	16,094,341	161,822
JPY	11,600,143,412	BOA	04/10/26	USD	73,884,946	742,882
JPY	2,584,319,442	DBAG	06/03/26	USD	16,482,650	113,954
JPY	124,997,730	SSBT	04/10/26	USD	787,277	(868)
JPY	23,676,143	SSBT	04/10/26	USD	151,834	2,549
JPY	23,278,959	SSBT	04/10/26	USD	152,025	5,245
JPY	25,311,308	SSBT	04/10/26	USD	166,107	6,512
JPY	39,316,292	SSBT	04/10/26	USD	257,552	9,652
MXN	36,537,825	BOA	05/21/26	USD	2,070,259	39,422
NOK	3,337,805	SSBT	04/23/26	USD	351,176	6,483
NOK	6,457,198	SSBT	04/23/26	USD	679,218	12,387
NZD	1,059,282	CBNA	04/22/26	USD	630,362	21,247
NZD	14,070,372	CBNA	04/22/26	USD	8,373,053	282,220
NZD	1,146,581	SSBT	04/22/26	USD	688,191	28,876
PLN	6,179,293	HSBCU	05/20/26	USD	1,672,919	8,541
PLN	2,473,230	SSBT	05/20/26	USD	665,144	(1,014)
SEK	27,561,753	CBNA	04/23/26	USD	3,098,573	183,929
SEK	2,807,637	SSBT	04/23/26	USD	316,159	19,253
SGD	1,355,820	HSBCU	04/24/26	USD	1,074,109	17,908
Net Unrealized Appreciation						$5,369,182
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	06/19/26	63	CAD	7,560,630	$(3,339)
MSCI EAFE Index Futures	06/19/26	10	USD	1,450,550	14,957
Russell 2000 Index E-Mini Futures	06/18/26	423	USD	53,133,030	104,169
S&P 500 Index E-Mini Futures	06/18/26	157	USD	51,580,388	(153,553)
S&P Midcap 400 Index E-Mini Futures	06/18/26	162	USD	55,023,300	397,888
S&P TSX 60 Index Futures	06/18/26	103	CAD	39,300,680	162,800
U.K. Long Gilt Bond Futures	06/26/26	233	GBP	20,455,070	(877,182)

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	06/15/26	(65)	AUD	(7,003,996)	38,308
Euro STOXX 50 Index Futures	06/19/26	(738)	EUR	(40,553,100)	1,042,265
Euro-Bund Futures	06/08/26	(95)	EUR	(11,912,050)	142,438
FTSE 100 Index Futures	06/19/26	(168)	GBP	(17,134,320)	64,751
Hang Seng Index Futures	04/29/26	(6)	HKD	(7,426,500)	12,656
BHFTI-23

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Japanese Government 10 Year Bond Futures	06/15/26	(65)	JPY	(8,470,150,000)	$634,700
MSCI Singapore Index Futures.	04/29/26	(32)	SGD	(1,397,120)	(2,978)
OMX Stockholm 30 Index Futures	04/17/26	(79)	SEK	(23,068,000)	66,800
SPI 200 Index Futures	06/18/26	(113)	AUD	(24,049,225)	103,814
TOPIX Index Futures	06/11/26	(112)	JPY	(3,924,480,000)	316,326
U.S. Treasury Note 2 Year Futures	06/30/26	(6)	USD	(1,244,672)	(926)
U.S. Treasury Note 5 Year Futures	06/30/26	(12)	USD	(1,298,156)	19,858
U.S. Treasury Note 10 Year Futures	06/18/26	(16)	USD	(1,776,750)	(3,790)
U.S. Treasury Ultra Long Bond Futures	06/18/26	(4)	USD	(466,250)	(2,257)
Net Unrealized Appreciation					$2,077,705
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.785%	Annually	03/16/36	USD	420,040,000	$(3,110,186)	$—	$(3,110,186)
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	0.000%	Maturity	06/15/26	CBNA	Bloomberg Commodity Index 3 Month Forward	USD	17,115,363	$10,653	$—	$10,653
Receive	0.000%	Maturity	06/19/26	MSCS	Swiss Market Index Futures	CHF	7,287,210	80,252	—	80,252
Totals								$90,905	$—	$90,905
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$12,313,815	$10,346,392	$—	$22,660,207
Air Freight & Logistics	1,787,787	1,493,794	—	3,281,581
Automobile Components	148,116	1,810,601	—	1,958,717
Automobiles	10,975,426	6,025,993	—	17,001,419
Banks	18,547,133	44,520,614	—	63,067,747
Beverages	6,221,616	3,211,574	—	9,433,190
Biotechnology	9,474,304	1,773,883	—	11,248,187
Broadline Retail	20,158,284	2,471,159	—	22,629,443
Building Products	2,585,311	2,439,077	—	5,024,388
Capital Markets	17,160,884	8,749,773	—	25,910,657
Chemicals	6,213,300	6,473,818	—	12,687,118
Commercial Services & Supplies	2,407,789	1,137,472	—	3,545,261
Communications Equipment	5,937,352	1,096,967	—	7,034,319
Construction & Engineering	1,549,391	3,303,568	—	4,852,959
Construction Materials	1,345,367	1,095,004	—	2,440,371
Consumer Finance	2,840,162	—	—	2,840,162
Consumer Staples Distribution & Retail	11,037,829	3,525,017	—	14,562,846
Containers & Packaging	1,006,470	—	—	1,006,470
Distributors	202,303	58,976	—	261,279
Diversified Consumer Services	—	111,459	—	111,459
Diversified REITs	1,207,178	4,415,409	—	5,622,587
BHFTI-24

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Diversified Telecommunication Services	$4,906,013	$5,668,272	$—	$10,574,285
Electric Utilities	8,863,849	6,560,721	—	15,424,570
Electrical Equipment	6,358,263	9,374,275	—	15,732,538
Electronic Equipment, Instruments & Components	4,723,633	3,185,355	—	7,908,988
Energy Equipment & Services	1,609,544	162,668	—	1,772,212
Entertainment	8,353,310	1,790,110	—	10,143,420
Financial Services	19,164,439	3,351,470	—	22,515,909
Food Products	2,427,600	6,783,989	—	9,211,589
Gas Utilities	289,641	1,164,906	—	1,454,547
Ground Transportation	4,721,698	1,177,103	—	5,898,801
Health Care Equipment & Supplies	9,479,870	4,553,212	—	14,033,082
Health Care Providers & Services	8,385,714	706,816	0	9,092,530
Health Care REITs	12,136,422	598,689	—	12,735,111
Health Care Technology	—	137,403	—	137,403
Hotel & Resort REITs	1,398,906	376,310	—	1,775,216
Hotels, Restaurants & Leisure	9,431,870	2,848,154	—	12,280,024
Household Durables	1,272,798	2,723,778	—	3,996,576
Household Products	4,463,935	1,087,584	—	5,551,519
Independent Power and Renewable Electricity Producers	548,789	954,492	—	1,503,281
Industrial Conglomerates	2,085,011	5,855,979	—	7,940,990
Industrial REITs	8,562,452	5,048,034	44,336	13,654,822
Insurance	9,152,991	17,669,031	—	26,822,022
Interactive Media & Services	40,440,018	440,245	—	40,880,263
IT Services	4,214,980	1,981,091	—	6,196,071
Leisure Products	118,217	327,890	—	446,107
Life Sciences Tools & Services	4,404,040	1,002,978	—	5,407,018
Machinery	9,825,660	10,010,060	—	19,835,720
Marine Transportation	—	1,029,478	—	1,029,478
Media	974,193	471,363	—	1,445,556
Metals & Mining	2,523,026	10,168,760	—	12,691,786
Multi-Utilities	3,508,170	3,464,785	—	6,972,955
Office REITs	1,508,993	2,065,849	—	3,574,842
Oil, Gas & Consumable Fuels	19,659,952	12,863,117	—	32,523,069
Paper & Forest Products	—	487,392	—	487,392
Passenger Airlines	866,372	773,022	—	1,639,394
Personal Care Products	481,201	3,801,328	—	4,282,529
Pharmaceuticals	19,136,488	24,760,791	—	43,897,279
Professional Services	2,023,382	3,243,121	—	5,266,503
Real Estate Management & Development	619,225	14,457,204	—	15,076,429
Residential REITs	7,955,970	641,814	0	8,597,784
Retail REITs	10,965,958	4,276,305	—	15,242,263
Semiconductors & Semiconductor Equipment	76,639,986	14,936,524	—	91,576,510
Software	44,277,890	3,428,300	—	47,706,190
Specialized REITs	17,540,931	556,002	—	18,096,933
Specialty Retail	9,163,110	2,694,698	—	11,857,808
Technology Hardware, Storage & Peripherals	39,109,182	882,325	—	39,991,507
Textiles, Apparel & Luxury Goods	1,282,691	5,769,398	—	7,052,089
Tobacco	3,489,096	3,020,094	—	6,509,190
Trading Companies & Distributors	1,733,406	7,080,120	—	8,813,526
Transportation Infrastructure	—	1,055,328	—	1,055,328
Water Utilities	251,767	342,087	—	593,854
Wireless Telecommunication Services	943,035	3,289,521	—	4,232,556
Total Common Stocks	585,113,504	325,159,891	44,336	910,317,731
Total U.S. Treasury & Government Agencies*	—	525,496,737	—	525,496,737
Total Foreign Government*	—	143,202,031	—	143,202,031
Total Preferred Stocks*	—	888,580	—	888,580
Total Investment Companies*	167,262	—	—	167,262
Total Rights*	664	—	—	664
Securities Lending Reinvestments
Short-Term Investment Funds	8,000,000	—	—	8,000,000
BHFTI-25

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$9,440,441	$—	$9,440,441
Total Securities Lending Reinvestments	8,000,000	9,440,441	—	17,440,441
Total Investments	$593,281,430	$1,004,187,680	$44,336	$1,597,513,446
Collateral for Securities Loaned (Liability)	$—	$(17,440,441)	$—	$(17,440,441)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$9,048,932	$—	$9,048,932
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,679,750)	—	(3,679,750)
Total Forward Contracts	$—	$5,369,182	$—	$5,369,182
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,121,730	$—	$—	$3,121,730
Futures Contracts (Unrealized Depreciation)	(1,044,025)	—	—	(1,044,025)
Total Futures Contracts	$2,077,705	$—	$—	$2,077,705
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(3,110,186)	$—	$(3,110,186)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$90,905	$—	$90,905

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
During the period ended March 31, 2026, a transfer into Level 3 in the amount of $50,506 was due to a trading halt on the security's exchange which resulted in the lack of observable inputs.
BHFTI-26

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Foreign Government—64.1% of Net Assets

Security Description	Principal Amount*	Value

Regional Government — 0.7%
Province of Alberta
3.100%, 06/01/50 (CAD)	801,000	$442,885
Province of Quebec
4.400%, 12/01/55 (CAD)	614,000	415,323
Treasury Corp. of Victoria
2.000%, 11/20/37 (AUD)	3,545,000	1,652,358
		2,510,566
Sovereign — 63.4%
Angola Government International Bonds
8.000%, 11/26/29	1,190,000	1,174,398
8.250%, 05/09/28	738,000	744,360
9.875%, 03/31/37 (144A)	1,218,000	1,203,681
Argentina Republic Government International Bonds
0.750%, 07/09/30 (a)	2,187,920	1,829,101
1.000%, 07/09/29	573,971	502,827
4.125%, 07/09/35 (a)	3,323,329	2,392,797
5.000%, 01/09/38 (a)	1,411,508	1,060,748
Bahamas Government International Bonds
8.250%, 06/24/36	390,000	416,064
Bahrain Government International Bonds
6.625%, 10/06/37 (144A)	610,000	554,309
7.100%, 02/03/38 (144A)	430,000	404,770
Benin Government International Bonds
7.960%, 02/13/38 (144A)	220,000	215,832
Benin Sukuk SA
6.200%, 01/29/33	515,000	477,832
6.200%, 01/29/33 (144A)	465,000	431,726
Brazil Government International Bonds
5.500%, 02/04/33	924,000	906,998
7.125%, 05/13/54 (b)	1,078,000	1,057,184
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	14,520,000	2,449,067
10.000%, 01/01/35 (BRL)	34,912,000	5,486,287
Bundesrepublik Deutschland Bundesanleihe
2.500%, 08/15/46 (EUR)	1,623,000	1,625,094
2.600%, 05/15/41 (EUR)	1,450,000	1,532,301
3.250%, 07/04/42 (EUR)	1,761,917	2,009,716
Caisse Francaise de Financement Local SA
0.010%, 02/22/28 (EUR)	800,000	875,123
3.250%, 02/19/29 (EUR)	200,000	232,492
Canada Government Bonds
1.500%, 12/01/31 (CAD)	3,397,000	2,232,995
2.750%, 09/01/30 (CAD)	5,228,000	3,710,598
2.750%, 12/01/55 (CAD)	1,978,000	1,138,256
Canada Housing Trust No. 1
3.550%, 09/15/32 (144A) (CAD)	5,560,000	4,032,529
CBB International Sukuk Programme Co. WLL
5.874%, 02/06/34 (144A)	508,000	472,332
6.124%, 09/03/34 (144A)	524,000	499,792
China Government Bonds
1.610%, 02/15/35 (CNY)	14,460,000	2,065,391
1.920%, 01/15/55 (CNY)	12,640,000	1,662,791
2.110%, 08/25/34 (CNY)	22,700,000	3,382,577
2.490%, 05/25/44 (CNY)	7,920,000	1,181,922
2.800%, 11/15/32 (CNY)	15,630,000	2,431,748
Security Description	Principal Amount*	Value
Sovereign—(Continued)
China Government Bonds
3.000%, 10/15/53 (CNY)	4,210,000	$689,706
Colombia Government International Bonds
3.250%, 04/22/32	1,701,000	1,417,341
5.750%, 11/26/34 (EUR)	400,000	436,218
6.500%, 01/21/33	326,000	319,154
7.375%, 04/25/30	639,000	662,407
8.000%, 04/20/33	1,285,000	1,352,617
8.000%, 11/14/35 (b)	4,431,000	4,637,219
Colombia TES
13.250%, 02/09/33 (COP)	2,565,600,000	690,236
Costa Rica Government International Bonds
5.500%, 11/21/30 (EUR)	750,000	886,445
7.300%, 11/13/54	900,000	971,019
7.300%, 11/13/54 (144A)	285,000	307,489
Dominican Republic International Bonds
4.875%, 09/23/32 (b)	1,066,000	981,146
5.750%, 03/17/34 (144A)	1,924,000	1,831,648
6.000%, 02/22/33	1,323,000	1,288,867
6.500%, 02/15/48	354,000	331,627
6.600%, 06/01/36 (144A)	1,655,000	1,653,179
6.950%, 03/15/37 (144A)	1,848,000	1,880,894
8.625%, 04/20/27	1,840,000	1,865,392
Ecuador Government International Bonds
5.000%, 07/31/40 (a)	892,083	698,055
6.900%, 07/31/35 (a)	224,058	197,171
6.900%, 07/31/35 (144A) (a)	1,419,278	1,248,965
8.750%, 01/29/34 (144A)	248,000	243,040
9.250%, 01/29/39 (144A)	418,000	409,640
Egypt Government International Bonds
5.800%, 09/30/27	495,000	488,499
5.875%, 02/16/31	556,000	511,157
7.053%, 01/15/32	1,539,000	1,454,311
7.300%, 09/30/33	1,594,000	1,482,252
7.500%, 01/31/27	420,000	422,073
7.625%, 05/29/32	836,000	803,202
8.500%, 01/31/47	1,086,000	936,637
8.625%, 02/04/30 (144A)	711,000	735,034
8.700%, 03/01/49	623,000	544,947
Egyptian Financial Co. for Sovereign Taskeek
7.950%, 10/07/32 (144A)	400,000	403,112
El Salvador Government International Bonds
7.650%, 06/15/35	764,000	745,152
8.625%, 02/28/29	2,119,000	2,204,269
European Union
3.375%, 10/05/54 (EUR)	2,644,306	2,687,530
4.000%, 04/04/44 (EUR)	191,695	223,032
Finland Government Bonds
1.500%, 09/15/32 (144A) (EUR)	892,000	935,306
French Republic Government Bonds OAT
2.500%, 05/25/43 (144A) (EUR)	913,278	837,280
3.500%, 11/25/35 (144A) (EUR)	3,051,049	3,461,667
Georgia Government International Bonds
5.125%, 01/28/31 (144A)	491,000	471,647
Ghana Government International Bonds
Zero Coupon, 07/03/26 (144A)	38,376	37,632
BHFTI-27

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Ghana Government International Bonds
Zero Coupon, 01/03/30 (144A)	209,795	$176,623
5.000%, 07/03/35 (a)	1,416,000	1,205,361
5.000%, 07/03/35 (144A) (a)	1,069,549	910,910
Hazine Mustesarligi Varlik Kiralama AS
6.750%, 09/01/30	362,000	362,211
8.509%, 01/14/29 (144A)	770,000	814,667
Hungary Government Bonds
7.000%, 10/24/35 (HUF)	793,910,000	2,356,756
Hungary Government International Bonds
6.750%, 09/25/52	857,000	881,060
Indonesia Government International Bonds
2.500%, 10/31/30 (CNY)	1,000,000	143,236
2.900%, 10/31/35 (CNY)	1,000,000	142,946
3.050%, 03/12/51	1,028,000	641,566
3.200%, 09/23/61	865,000	517,227
3.750%, 10/16/33 (EUR)	274,000	302,031
4.100%, 03/04/34 (EUR)	100,000	111,035
4.350%, 01/11/48 (b)	1,525,000	1,227,954
Indonesia Treasury Bonds
5.875%, 03/15/31 (IDR)	4,135,000,000	236,068
6.875%, 04/15/29 (IDR)	49,670,000,000	2,946,261
Italy Buoni Poliennali Del Tesoro
3.150%, 11/15/31 (144A) (EUR)	183,000	209,257
3.250%, 03/01/38 (144A) (EUR)	897,000	961,327
3.450%, 07/15/31 (EUR)	1,760,000	2,047,765
3.450%, 02/01/36 (EUR)	321,000	358,183
4.050%, 10/30/37 (144A) (EUR)	1,387,000	1,611,180
4.200%, 03/01/34 (EUR)	2,083,000	2,494,564
Ivory Coast Government International Bonds
5.750%, 12/31/32 (a)	277,269	271,441
6.125%, 06/15/33	812,000	763,525
6.375%, 03/03/28	688,344	692,505
7.625%, 01/30/33	223,000	226,847
Jamaica Government International Bonds
7.875%, 07/28/45	573,000	658,663
Japan Government Five Year Bonds
0.300%, 06/20/28 (JPY)	1,161,050,000	7,141,586
1.000%, 06/20/30 (JPY)	317,600,000	1,943,763
1.600%, 12/20/30 (JPY)	436,450,000	2,729,088
Japan Government Forty Year Bonds
1.300%, 03/20/63 (JPY)	151,800,000	496,410
2.200%, 03/20/51 (JPY)	273,650,000	1,328,618
Japan Government Ten Year Bonds
2.100%, 12/20/35 (JPY)	641,350,000	3,959,838
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	264,800,000	835,270
0.600%, 09/20/50 (JPY)	219,600,000	716,410
1.600%, 12/20/53 (JPY)	199,550,000	806,436
1.800%, 03/20/54 (JPY)	286,450,000	1,216,697
3.200%, 09/20/55 (JPY)	12,100,000	69,789
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	388,400,000	2,014,012
1.400%, 12/20/42 (JPY)	541,450,000	2,671,786
Japan Government Two Year Bonds
0.900%, 09/01/27 (JPY)	619,650,000	3,886,297
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Japan Government Two Year Bonds
1.100%, 01/01/28 (JPY)	82,550,000	$518,212
Jordan Government International Bonds
7.500%, 01/13/29 (144A)	1,196,000	1,228,576
7.750%, 01/15/28	617,000	629,417
Kingdom of Belgium Government Bonds
3.300%, 06/22/54 (144A) (EUR)	1,167,905	1,127,280
Korea Treasury Bonds
2.625%, 06/10/35 (KRW)	2,030,850,000	1,193,194
2.625%, 03/10/55 (KRW)	2,256,390,000	1,167,162
Lebanon Government International Bonds
6.000%, 01/27/23 (c)	3,576,000	849,300
Mexico Bonos
8.000%, 02/21/36 (MXN)	17,585,500	898,692
Mexico Government International Bonds
4.500%, 03/19/34 (EUR)	465,000	523,007
5.625%, 09/22/35	1,749,000	1,692,157
Morocco Government International Bonds
4.000%, 12/15/50	625,000	428,492
Nigeria Government International Bonds
6.125%, 09/28/28	2,684,000	2,658,618
7.625%, 11/28/47	822,000	750,759
8.250%, 09/28/51	497,000	476,818
8.375%, 03/24/29	386,000	405,532
9.130%, 01/13/46	880,000	918,281
Oman Government International Bonds
7.375%, 10/28/32	1,055,000	1,172,095
Pakistan Government International Bonds
6.000%, 04/08/26	598,000	597,252
8.875%, 04/08/51	1,319,000	1,177,350
Panama Government International Bonds
3.870%, 07/23/60	1,043,000	677,470
4.300%, 04/29/53	1,427,000	1,040,583
5.227%, 02/23/34	2,701,000	2,603,764
5.662%, 02/23/38	1,839,000	1,764,245
Paraguay Government International Bonds
5.400%, 03/30/50	1,431,000	1,269,297
Peru Government Bonds
6.850%, 08/12/35 (144A) (PEN)	4,661,000	1,363,273
Republic of Austria Government Bonds
0.900%, 02/20/32 (144A) (EUR)	2,234,000	2,291,262
Republic of Kenya Government International Bonds
7.875%, 02/26/34 (144A)	1,422,000	1,290,841
8.700%, 02/26/39 (144A)	594,000	537,620
Republic of Poland Government Bonds
5.000%, 10/25/35 (PLN)	2,508,000	632,412
Republic of South Africa Government Bonds
8.750%, 02/28/48 (ZAR)	105,857,103	5,658,752
Republic of South Africa Government International Bonds
4.850%, 09/30/29	1,501,000	1,468,654
5.000%, 10/12/46	1,065,000	766,559
5.650%, 09/27/47	2,455,000	1,919,319
7.300%, 04/20/52	245,000	226,265
Republic of Uzbekistan International Bonds
5.100%, 02/25/29 (EUR)	300,000	348,065
6.900%, 02/28/32	642,000	668,614
BHFTI-28

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Republic of Uzbekistan International Bonds
6.947%, 05/25/32 (144A)	1,391,000	$1,454,652
Romania Government International Bonds
3.000%, 02/14/31	1,576,000	1,382,771
3.625%, 03/27/32	558,000	488,842
3.625%, 03/27/32 (144A)	434,000	380,423
4.000%, 02/14/51	868,000	559,050
5.375%, 03/22/31 (EUR)	447,000	521,279
5.750%, 09/16/30 (144A)	1,144,000	1,140,446
5.750%, 07/04/36 (144A)	1,290,000	1,196,144
6.000%, 05/25/34	400,000	387,787
6.625%, 05/16/36	728,000	722,799
7.500%, 02/10/37	1,540,000	1,625,395
7.625%, 01/17/53	248,000	260,326
Saudi Government International Bonds
3.375%, 03/05/32 (144A) (EUR)	268,000	300,261
3.750%, 01/21/55	756,000	512,228
Senegal Government International Bonds
4.750%, 03/13/28 (EUR)	493,333	356,605
6.750%, 03/13/48	610,000	308,662
7.750%, 06/10/31	1,919,000	1,107,671
Serbia International Bonds
6.500%, 09/26/33 (144A)	262,000	273,390
Spain Government Bonds
3.450%, 07/30/43 (144A) (EUR)	1,918,000	2,080,514
Sri Lanka Government International Bonds
3.100%, 01/15/30 (144A) (a)	192,441	176,756
3.350%, 03/15/33 (144A) (a)	1,611,766	1,345,220
3.600%, 05/15/36 (a)	738,000	655,592
3.600%, 05/15/36 (144A) (a)	367,167	326,168
3.600%, 02/15/38 (144A) (a)	624,642	551,240
4.000%, 04/15/28 (144A)	392,041	373,881
Suriname Government International Bonds
7.700%, 11/06/30 (144A)	421,000	426,263
Thailand Government Bonds
2.980%, 06/17/45 (THB)	27,994,000	815,685
3.450%, 06/17/43 (THB)	34,284,000	1,070,953
Trinidad & Tobago Government International Bonds
6.400%, 06/26/34 (144A)	905,000	899,117
6.500%, 01/28/36 (144A)	670,000	665,645
Turkiye Government International Bonds
5.250%, 03/13/30 (b)	970,000	926,146
5.875%, 06/26/31	874,000	835,197
6.125%, 10/24/28	1,008,000	1,010,273
6.500%, 01/03/35	801,000	751,835
6.625%, 02/17/45	403,000	342,168
6.875%, 01/14/38 (b)	1,351,000	1,263,404
6.950%, 09/16/35	343,000	328,764
7.125%, 07/17/32	667,000	663,067
7.250%, 05/29/32	628,000	629,751
Turkiye Ihracat Kredi Bankasi AS
6.875%, 07/03/28 (144A)	306,000	309,914
9.000%, 01/28/27 (144A)	600,000	614,939
U.K. Gilts
1.500%, 07/31/53 (GBP)	680,710	390,259
3.500%, 01/22/45 (GBP)	1,778,938	1,816,105
Security Description	Principal Amount*	Value
Sovereign—(Continued)
U.K. Gilts
4.000%, 10/22/31 (GBP)	4,308,182	$5,559,357
4.125%, 03/07/31 (GBP)	238,000	310,152
4.250%, 12/07/40 (GBP)	1,643,000	1,950,466
4.375%, 03/07/30 (GBP)	1,305,000	1,724,172
4.375%, 07/31/54 (GBP)	466,141	513,794
4.500%, 03/07/35 (GBP)	2,800,520	3,610,253
4.750%, 10/22/35 (GBP)	2,055,000	2,684,573
Ukraine Government International Bonds
3.000%, 02/01/35 (a)	719,487	333,347
4.500%, 02/01/29 (a)	618,707	435,350
4.500%, 02/01/34 (a)	1,085,203	578,721
4.500%, 02/01/35 (a)	1,664,561	871,332
4.500%, 02/01/35 (144A) (a)	8,989	4,711
4.500%, 02/01/36 (a)	429,359	220,380
4.500%, 02/01/36 (144A) (a)	190,250	97,629
Venezuela Government International Bonds
9.250%, 09/15/27 (c)	3,541,000	1,681,975
Zambia Government International Bonds
0.500%, 12/31/53 (a)	696,861	457,304
		244,085,313
Total Foreign Government (Cost $257,694,549)		246,595,879

Corporate Bonds & Notes—29.1%
Agriculture — 0.4%
Altria Group, Inc.
3.125%, 06/15/31 (EUR)	311,000	347,650
BAT International Finance PLC
4.125%, 04/12/32 (EUR)	544,000	632,653
Imperial Brands Finance Netherlands BV
5.250%, 02/15/31 (EUR)	443,000	540,166
		1,520,469
Airlines — 0.1%
Garuda Indonesia Persero Tbk. PT
6.500%, 12/28/31 (d)	311,726	259,028
Auto Manufacturers — 0.5%
Ford Credit Canada Co. Cie Credit Ford Du Canada
6.382%, 11/10/28 (CAD)	756,000	567,122
General Motors Financial of Canada Ltd.
5.100%, 07/14/28 (CAD)	648,000	479,658
Hyundai Capital Canada, Inc.
4.583%, 07/24/29 (CAD)	709,000	522,329
Uzauto Motors AJ
7.375%, 11/19/30 (144A)	280,000	280,620
		1,849,729
Auto Parts & Equipment — 0.1%
LG Energy Solution Ltd.
5.375%, 04/02/30 (144A)	330,000	332,540
BHFTI-29

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks — 7.4%
ABN AMRO Bank NV
4.750%, 5Y EUR Swap + 3.898%, 09/22/27 (EUR) (e)	400,000	$461,762
5.500%, 5Y EUR Swap + 2.450%, 09/21/33 (EUR) (e)	300,000	357,474
Akbank TAS
9.369%, 5Y H15 + 5.270%, 03/14/29 (e)	200,000	200,671
Banco Bilbao Vizcaya Argentaria SA
8.250%, 5Y UKG + 3.600%, 11/30/33 (GBP) (e)	300,000	420,432
Banco Nacional de Panama
2.500%, 08/11/30	506,000	448,567
Banco Santander SA
5.750%, 5Y EUR Swap + 2.850%, 08/23/33 (EUR) (e)	400,000	478,653
Bank Leumi Le-Israel BM
7.129%, 5Y H15 + 3.466%, 07/18/33 (144A) (e)	341,000	350,973
Bank of America Corp.
3.261%, 3M EURIBOR + 0.900%, 01/28/31 (EUR) (e)	170,000	193,732
Bank of Ireland Group PLC
4.625%, 1Y EUR Swap + 1.550%, 11/13/29 (EUR) (e)	691,000	822,413
Banque Federative du Credit Mutuel SA
3.875%, 5Y EUR Swap + 2.200%, 06/16/32 (EUR) (e)	300,000	347,171
Barclays PLC
5.262%, 1Y EUR Swap + 2.550%, 01/29/34 (EUR) (e)	210,000	258,356
6.158%, 3M BBSW + 2.000%, 05/28/35 (AUD) (e)	610,000	416,337
7.090%, 1Y GBP Swap + 2.553%, 11/06/29 (GBP) (e)	100,000	137,570
BNP Paribas SA
2.000%, 5Y UKG + 1.650%, 05/24/31 (GBP) (e)	200,000	263,403
BPCE SA
6.000%, 1Y GBP Swap + 2.650%, 09/29/28 (GBP) (e)	200,000	267,310
Caixa Economica Federal
5.625%, 05/13/30 (144A)	378,000	380,684
CaixaBank SA
6.875%, 5Y UKG + 3.700%, 10/25/33 (GBP) (e)	100,000	136,166
Canadian Imperial Bank of Commerce
0.010%, 04/30/29 (EUR)	400,000	421,846
Cie de Financement Foncier SA
2.625%, 03/05/30 (EUR)	400,000	454,043
Citigroup, Inc.
1.750%, 10/23/26 (GBP)	408,000	530,954
2.928%, 3M EURIBOR + 0.784%, 10/22/30 (EUR) (e)	400,000	452,072
7.625%, 5Y H15 + 3.211%, 11/15/28 (e)	55,000	56,879
Commerzbank AG
4.625%, 3M EURIBOR + 2.100%, 01/17/31 (EUR) (e)	500,000	595,252
Commonwealth Bank of Australia
0.750%, 02/28/28 (EUR)	235,000	260,764
0.875%, 02/19/29 (EUR)	540,000	588,615
5.030%, 01/15/31 (AUD)	190,000	128,699
Cooperatieve Rabobank UA
4.637%, 3M BBSW + 0.910%, 07/17/29 (AUD) (e)	1,260,000	873,101
Credit Agricole SA
5.364%, 06/01/28 (AUD)	650,000	446,750
6.064%, 3M BBSW + 2.050%, 01/16/35 (AUD) (e)	400,000	272,643
Danske Bank AS
2.250%, 1Y UKG + 1.650%, 01/14/28 (GBP) (e)	280,000	362,833
Deutsche Bank AG
4.125%, 3M EURIBOR + 1.500%, 04/04/30 (EUR) (e)	100,000	116,720
5.000%, 3M EURIBOR + 2.950%, 09/05/30 (EUR) (e)	500,000	598,544
Security Description	Principal Amount*	Value

Banks—(Continued)
Erste Group Bank AG
3.750%, 5Y EUR Swap + 1.270%, 04/21/36 (EUR) (e)	400,000	$450,786
Goldman Sachs Group, Inc.
3.500%, 3M EURIBOR + 1.150%, 01/23/33 (EUR) (e)	555,000	628,697
HSBC Holdings PLC
4.856%, 3M EURIBOR + 1.943%, 05/23/33 (EUR) (e)	163,000	197,273
6.364%, 5Y EUR Swap + 3.300%, 11/16/32 (EUR) (e)	499,000	597,790
ING Groep NV
4.125%, 5Y EUR Swap + 1.800%, 05/20/36 (EUR) (e)	200,000	230,737
4.125%, 5Y EUR Swap + 2.500%, 08/24/33 (EUR) (e)	200,000	232,744
5.000%, 06/05/29 (AUD)	600,000	400,437
Intesa Sanpaolo SpA
5.148%, 06/10/30 (GBP)	360,000	467,946
JPMorgan Chase & Co.
4.457%, 3M EURIBOR + 1.280%, 11/13/31 (EUR) (e)	678,000	809,174
KBC Group NV
4.875%, 5Y EUR Swap + 2.250%, 04/25/33 (EUR) (e)	600,000	707,242
Lloyds Banking Group PLC
4.750%, 1Y EUR Swap + 1.600%, 09/21/31 (EUR) (e)	370,000	445,439
6.625%, 5Y UKG + 3.100%, 06/02/33 (GBP) (e)	235,000	317,278
Morgan Stanley
3.521%, 3M EURIBOR + 1.315%, 05/22/31 (EUR) (e)	710,000	814,339
NatWest Group PLC
0.780%, 3M EURIBOR + 0.949%, 02/26/30 (EUR) (e)	243,000	259,106
5.763%, 5Y EUR Swap + 2.600%, 02/28/34 (EUR) (e)	127,000	152,605
NatWest Markets PLC
5.026%, 06/12/29 (AUD)	140,000	94,887
Royal Bank of Canada
4.738%, 3M BBSW + 1.150%, 09/09/31 (AUD) (e)	270,000	178,328
Santander U.K. Group Holdings PLC
7.098%, 1Y GBP Swap + 2.866%, 11/16/27 (GBP) (e)	345,000	462,652
7.482%, 1Y GBP Swap + 2.371%, 08/29/29 (GBP) (e)	107,000	148,413
Santander U.K. PLC
3.000%, 03/12/29 (EUR)	320,000	369,194
Shinhan Financial Group Co. Ltd.
2.875%, 5Y H15 + 2.064%, 05/12/26 (e)	201,000	200,287
Societe Generale SA
4.875%, 3M EURIBOR + 1.900%, 11/21/31 (EUR) (e)	600,000	723,870
Standard Chartered PLC
3.864%, 1Y EUR Swap + 1.300%, 03/17/33 (EUR) (e)	365,000	417,760
5.439%, 3M TSFR + 1.772%, 01/30/27 (144A) (e)	400,000	380,470
Svenska Handelsbanken AB
5.000%, 5Y EUR Swap + 1.900%, 08/16/34 (EUR) (e)	500,000	596,625
Swedbank AB
3.625%, 5Y EUR Swap + 2.150%, 08/23/32 (EUR) (e)	534,000	615,832
TC Ziraat Bankasi AS
8.000%, 01/16/29	1,015,000	1,046,316
8.375%, 5Y H15 + 4.616%, 11/05/30 (144A) (e)	376,000	364,626
Toronto-Dominion Bank
3.191%, 02/16/29 (EUR)	430,000	499,212
Turk Ekonomi Bankasi AS
9.375%, 5Y H15 + 5.758%, 09/11/29 (e)	290,000	294,333
Turkiye Vakiflar Bankasi TAO
8.994%, 5Y H15 + 4.669%, 10/05/34 (e)	200,000	204,721
BHFTI-30

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group AG
6.625%, 5Y USD SOFR ICE Swap + 3.240%, 01/08/31 (144A) (e)	242,000	$235,653
7.750%, 1Y EUR Swap + 4.950%, 03/01/29 (EUR) (e)	251,000	312,830
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (e)	243,000	258,996
UniCredit SpA
3.800%, 3M EURIBOR + 1.400%, 01/16/33 (EUR) (e)	262,000	300,229
5.375%, 5Y EUR Swap + 2.800%, 04/16/34 (EUR) (e)	285,000	341,714
Uzbek Industrial & Construction Bank ATB
8.950%, 07/24/29	257,000	271,214
Westpac Banking Corp.
0.010%, 09/22/28 (EUR)	479,000	515,246
4.500%, 10/30/30 (AUD)	190,000	126,024
Woori Bank
6.375%, 5Y H15 + 2.277%, 07/24/29 (144A) (e)	228,000	234,488
Yapi ve Kredi Bankasi AS
9.743%, 5Y H15 + 5.499%, 04/04/29 (e)	320,000	322,571
		28,329,473
Beverages — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS
3.375%, 06/29/28	431,000	396,891
Maple Parent Holdings Corp.
3.881%, 03/26/30 (144A) (EUR)	181,000	207,896
Molson Coors Beverage Co.
3.800%, 06/15/32 (EUR)	390,000	447,590
		1,052,377
Building Materials — 0.0%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.375%, 12/15/30 (EUR)	180,000	211,771
Chemicals — 1.0%
Braskem Idesa SAPI
6.990%, 02/20/32 (144A) (c)	292,000	178,473
Braskem Netherlands Finance BV
4.500%, 01/10/28	2,273,000	1,099,677
GC Treasury Center Co. Ltd.
6.500%, 5Y H15 + 2.815%, 09/10/30 (144A) (e)	275,000	267,274
INEOS Quattro Finance 2 PLC
8.500%, 03/15/29 (EUR)	285,000	272,151
OCP SA
7.500%, 05/02/54 (144A)	470,000	494,457
Orbia Advance Corp. SAB de CV
2.875%, 05/11/31	200,000	162,531
7.500%, 05/13/35 (144A)	247,000	235,414
Sasol Financing USA LLC
8.750%, 05/03/29 (144A)	285,000	296,606
8.750%, 04/10/33 (144A)	200,000	198,820
Sociedad Quimica y Minera de Chile SA
5.625%, 5Y H15 + 1.915%, 04/22/56 (144A) (e)	370,000	360,357
UPL Corp. Ltd.
4.500%, 03/08/28	325,000	308,179
		3,873,939
Security Description	Principal Amount*	Value

Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd.
3.100%, 02/02/31	350,000	$307,095
4.375%, 07/03/29	280,000	268,378
Bidvest Group U.K. PLC
6.200%, 09/17/32 (144A)	280,000	278,807
Boels Topholding BV
6.250%, 02/15/29 (EUR)	307,000	362,454
Global Payments, Inc.
4.875%, 03/17/31 (EUR)	455,000	535,075
TransJamaican Highway Ltd.
5.750%, 10/10/36	490,130	448,469
		2,200,278
Computers — 0.1%
Almaviva-The Italian Innovation Co. SpA
5.000%, 10/30/30 (EUR)	298,000	326,407
Cosmetics/Personal Care — 0.1%
Natura &Co. Luxembourg Holdings SARL
4.125%, 05/03/28	400,000	377,773
Diversified Financial Services — 1.8%
BPCE SFH SA
0.010%, 01/29/29 (EUR)	700,000	744,336
0.010%, 05/27/30 (EUR)	200,000	203,396
Caisse de Refinancement de l'Habitat SA
0.010%, 10/08/29 (EUR)	600,000	624,248
Credicorp Capital Sociedad Titulizadora SA
10.100%, 12/15/43 (144A) (PEN)	3,100,000	959,869
Credit Agricole Home Loan SFH SA
0.875%, 08/31/27 (EUR)	800,000	899,191
Credit Mutuel Home Loan SFH SA
3.250%, 04/20/29 (EUR)	400,000	465,556
3.250%, 10/31/29 (EUR)	300,000	348,924
Eagle Funding Luxco SARL
5.500%, 08/17/30 (144A)	1,462,000	1,469,675
Muthoot Finance Ltd.
6.375%, 03/02/30 (144A)	258,000	254,745
Sammaan Capital Ltd.
7.500%, 10/16/30 (144A)	278,000	269,258
Societe Generale SFH SA
1.375%, 05/05/28 (EUR)	600,000	670,901
3.375%, 07/31/30 (EUR)	100,000	116,526
		7,026,625
Electric — 2.9%
Adani Electricity Mumbai Ltd.
3.949%, 02/12/30	300,000	273,294
AES Panama Generation Holdings SRL
4.375%, 05/31/30	387,406	358,603
Chile Electricity Lux MPC II SARL
5.580%, 10/20/35 (144A)	586,503	589,021
5.672%, 10/20/35 (144A) (b)	466,018	470,565
Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650%, 01/24/33	257,000	263,425
8.650%, 01/24/33 (144A)	860,000	881,500
BHFTI-31

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Comision Federal de Electricidad
5.000%, 09/29/36	622,000	$586,173
5.700%, 01/24/30	200,000	199,700
6.500%, 01/28/51 (144A) (b)	550,000	530,062
Continuum Energy Aura Pte. Ltd.
9.500%, 02/24/27	270,000	271,369
E.ON International Finance BV
6.375%, 06/07/32 (GBP)	380,000	527,397
EDP Finance BV
3.875%, 03/11/30 (EUR)	300,000	350,396
EDP SA
4.750%, 5Y EUR Swap + 2.052%, 05/29/54 (EUR) (e)	200,000	232,365
EDP Servicios Financieros Espana SA
3.500%, 07/16/30 (EUR)	107,000	123,286
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/24/30 (144A)	280,000	280,000
Empresas Publicas de Medellin ESP
4.250%, 07/18/29 (144A)	592,000	549,459
EnBW Energie Baden-Wuerttemberg AG
3.625%, 5Y EUR Swap + 1.177%, 02/10/56 (EUR) (e)	500,000	550,800
ENEL Finance International NV
4.000%, 02/20/31 (EUR)	365,000	429,118
Enel SpA
6.375%, 5Y EUR Swap + 3.486%, 04/16/28 (EUR) (e)	200,000	239,846
Iberdrola Finanzas SA
4.247%, 5Y EUR Swap + 1.983%, 05/28/30 (EUR) (e)	500,000	575,305
Investment Energy Resources Ltd.
6.250%, 04/26/29	245,000	243,857
JSW Hydro Energy Ltd.
4.125%, 05/18/31 (144A)	403,100	368,851
Minejesa Capital BV
4.625%, 08/10/30	162,250	160,225
5.625%, 08/10/37	225,000	214,581
National Grid Electricity Distribution PLC
3.500%, 10/16/26 (GBP)	451,000	592,826
National Grid PLC
0.553%, 09/18/29 (EUR)	134,000	140,131
NextEra Energy Capital Holdings, Inc.
3.624%, 02/10/34 (EUR)	129,000	145,731
Saavi Energia SARL
8.875%, 02/10/35 (144A)	330,000	346,302
Sorik Marapi Geothermal Power PT
7.750%, 08/05/31 (144A)	214,659	213,048
Trinidad Generation UnLtd.
7.750%, 06/16/33 (144A)	211,000	220,297
Zorlu Enerji Elektrik Uretim AS
11.000%, 04/23/30	340,000	299,043
		11,226,576
Energy-Alternate Sources — 0.2%
Greenko Wind Projects Mauritius Ltd.
7.250%, 09/27/28 (144A)	303,380	301,135
UEP Penonome II SA
6.500%, 10/01/38	449,034	398,563
		699,698
Security Description	Principal Amount*	Value

Engineering & Construction — 0.2%
Heathrow Funding Ltd.
6.450%, 12/10/33 (GBP)	435,000	$600,165
IRB Infrastructure Developers Ltd.
7.110%, 03/11/32	220,000	220,713
		820,878
Entertainment — 0.2%
Allwyn Entertainment Financing U.K. PLC
4.125%, 02/15/31 (EUR)	114,000	123,976
Flutter Treasury DAC
4.000%, 06/04/31 (144A) (EUR)	173,000	193,006
6.125%, 06/04/31 (144A) (GBP)	154,000	197,113
Pinewood Finco PLC
6.000%, 03/27/30 (GBP)	315,000	406,762
		920,857
Environmental Control — 0.0%
Ambipar Lux SARL
10.875%, 02/05/33 (c)	248,000	37,200
Food — 0.5%
General Mills, Inc.
3.600%, 04/17/32 (EUR)	579,000	657,373
Grupo Nutresa SA
8.000%, 05/12/30	260,000	275,275
Loblaw Cos. Ltd.
6.540%, 02/17/33 (144A) (CAD)	604,000	488,545
Nestle Finance International Ltd.
2.800%, 05/29/35 (CNY)	2,440,000	354,206
		1,775,399
Forest Products & Paper — 0.0%
Sappi Papier Holding GmbH
4.500%, 03/15/32 (EUR)	190,000	195,952
Gas — 0.2%
Cadent Finance PLC
3.750%, 04/16/33 (EUR)	458,000	519,883
National Grid North America, Inc.
3.631%, 09/03/31 (EUR)	100,000	114,689
		634,572
Insurance — 0.3%
Athene Global Funding
1.875%, 11/30/28 (GBP)	360,000	432,871
3.716%, 08/22/32 (EUR)	179,000	197,221
Chubb INA Holdings LLC
2.750%, 08/06/35 (CNY)	2,000,000	285,892
3.050%, 08/06/55 (CNY)	1,000,000	137,880
		1,053,864
Internet — 0.8%
Alibaba Group Holding Ltd.
2.800%, 11/28/29 (CNY)	4,500,000	664,428
Alphabet, Inc.
2.500%, 05/06/29 (EUR)	171,000	193,315
BHFTI-32

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Internet—(Continued)
Alphabet, Inc.
4.625%, 11/13/32 (GBP)	471,000	$604,902
Baidu, Inc.
2.700%, 03/12/30 (CNY)	3,330,000	489,869
3.000%, 03/12/35 (CNY)	1,330,000	195,894
Booking Holdings, Inc.
4.500%, 11/15/31 (EUR)	338,000	405,338
Prosus NV
3.832%, 02/08/51	480,000	308,780
4.987%, 01/19/52	200,000	152,397
		3,014,923
Investment Companies — 0.1%
Gaci First Investment Co.
3.375%, 10/14/32 (EUR)	400,000	441,797
Temasek Financial I Ltd.
2.750%, 08/28/34 (CNY)	1,000,000	149,822
		591,619
Iron/Steel — 0.1%
Vale Overseas Ltd.
6.000%, 5Y H15 + 2.431%, 02/25/56 (144A) (e)	277,000	272,568
Lodging — 0.1%
Melco Resorts Finance Ltd.
6.500%, 09/24/33 (144A) (b)	280,000	268,739
Machinery-Construction & Mining — 0.0%
Eaton Capital ULC
3.550%, 03/10/34 (EUR)	170,000	192,593
Media — 0.0%
Grupo Televisa SAB
6.625%, 01/15/40	125,000	100,625
8.500%, 03/11/32	88,000	92,697
		193,322
Mining — 1.5%
Corp. Nacional del Cobre de Chile
3.700%, 01/30/50	555,000	377,782
5.950%, 01/08/34	1,740,000	1,779,087
5.950%, 01/08/34 (144A)	1,144,000	1,169,699
Glencore Capital Finance DAC
3.750%, 02/04/32 (EUR)	651,000	742,733
Marcobre SAC
5.750%, 01/22/36 (144A)	370,000	357,239
Navoi Mining & Metallurgical Combinat
6.700%, 10/17/28 (144A)	245,000	249,255
Stillwater Mining Co.
4.000%, 11/16/26	575,000	569,255
Vedanta Resources Finance II PLC
10.875%, 09/17/29 (144A)	355,000	371,114
Volcan Cia Minera SAA
8.500%, 10/28/32 (144A)	361,000	366,018
		5,982,182
Security Description	Principal Amount*	Value

Miscellaneous Manufacturing — 0.1%
Parker-Hannifin Corp.
2.900%, 03/01/30 (EUR)	326,000	$367,481
Oil & Gas — 3.5%
BP Capital Markets PLC
3.250%, 5Y EUR Swap + 3.520%, 03/22/26 (EUR) (e)	234,000	270,104
3.625%, 5Y EUR Swap + 3.780%, 03/22/29 (EUR) (e)	301,000	343,108
Ecopetrol SA
5.875%, 05/28/45	569,000	418,687
8.375%, 01/19/36 (b)	528,000	535,324
8.625%, 01/19/29	2,218,000	2,344,227
8.875%, 01/13/33	537,000	565,207
Empresa Nacional del Petroleo
4.500%, 09/14/47	1,375,000	1,103,930
Eni SpA
2.750%, 5Y EUR Swap + 2.771%, 02/11/30 (EUR) (e)	300,000	324,945
Gran Tierra Energy, Inc.
9.500%, 10/15/29 (144A)	200,000	173,526
Medco Cypress Tree Pte. Ltd.
8.625%, 05/19/30 (144A)	310,000	318,403
Petroleos de Venezuela SA
5.375%, 04/12/27 (c)	987,800	328,246
6.000%, 11/15/26 (c)	2,005,965	685,238
Petroleos Mexicanos
5.500%, 06/27/44	1,702,000	1,259,735
5.625%, 01/23/46 (b)	1,563,000	1,141,660
8.750%, 06/02/29	935,000	982,898
Raizen Fuels Finance SA
5.700%, 01/17/35	200,000	109,500
6.250%, 07/08/32	1,450,000	801,125
6.700%, 02/25/37 (144A)	440,000	237,600
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development
9.000%, 11/14/30 (144A)	278,000	276,610
TotalEnergies SE
1.625%, 5Y EUR Swap + 1.993%, 10/25/27 (EUR) (e)	478,000	532,389
Wintershall Dea Finance BV
1.823%, 09/25/31 (EUR)	600,000	611,584
		13,364,046
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.226%, 03/11/30 (EUR)	184,000	210,647
Pharmaceuticals — 0.1%
BMS Ireland Capital Funding DAC
3.363%, 11/10/33 (EUR)	189,000	211,970
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.875%, 04/30/28 (EUR)	190,000	211,393
		423,363
Pipelines — 0.1%
Transportadora de Gas del Sur SA
7.750%, 11/20/35 (144A)	209,000	211,972
BHFTI-33

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate — 0.8%
alstria SARL
4.250%, 10/15/29 (EUR)	200,000	$220,536
GLP Pte. Ltd.
9.750%, 05/20/28	270,000	221,283
Mobiliare Latam SA/Mobiliare Latam Mexico SA de CV
6.750%, 11/10/32	280,000	279,129
Port of Spain Waterfront Development
7.875%, 02/19/40	737,333	737,333
7.875%, 02/19/40 (144A)	1,026,667	1,026,667
Prologis International Funding II SA
1.625%, 06/17/32 (EUR)	191,000	192,039
Swire Properties MTN Financing Ltd.
3.400%, 09/03/29 (CNY)	2,810,000	421,109
		3,098,096
Real Estate Investment Trusts — 0.6%
Champion MTN Ltd.
2.950%, 06/15/30	320,000	275,895
Digital Dutch Finco BV
1.000%, 01/15/32 (EUR)	100,000	96,615
Digital Intrepid Holding BV
1.375%, 07/18/32 (EUR)	543,000	527,957
Fibra Soma Trust F/6185
4.375%, 07/22/31	280,000	255,465
Trust 2401
4.869%, 01/15/30 (144A)	546,000	525,733
Trust Fibra Uno
4.869%, 01/15/30	282,000	270,551
Westfield America Management Ltd.
2.625%, 03/30/29 (GBP)	195,000	238,865
		2,191,081
Retail — 0.2%
McDonald's Corp.
4.250%, 03/07/35 (EUR)	530,000	620,573
Savings & Loans — 0.4%
Nationwide Building Society
1.125%, 05/31/28 (EUR)	1,000,000	1,111,828
4.000%, 5Y EUR Swap + 1.850%, 07/30/35 (EUR) (e)	224,000	256,019
5.500%, 5Y UKG + 1.400%, 07/14/36 (GBP) (e)	160,000	207,497
		1,575,344
Software — 0.2%
Fidelity National Information Services, Inc.
3.450%, 03/10/30 (EUR)	160,000	182,779
OAK-Eagle Acquireco, Inc.
6.250%, 07/01/33 (144A) (EUR)	360,000	425,013
		607,792
Telecommunications — 0.9%
Bell Telephone Co. of Canada or Bell Canada
5.850%, 11/10/32 (CAD)	671,000	523,627
Fibercop SpA
4.750%, 06/30/30 (EUR)	375,000	429,898
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Sable International Finance Ltd.
7.125%, 10/15/32 (144A) (b)	365,000	$360,538
Telecom Argentina SA
9.250%, 05/28/33	265,000	274,147
Telecommunications Co. Telekom Srbija AD Belgrade
7.000%, 10/28/29 (144A)	283,000	278,263
TELUS Corp.
4.950%, 02/18/31 (CAD)	8,000	5,984
5.750%, 09/08/33 (CAD)	726,000	563,421
Verizon Communications, Inc.
3.000%, 03/23/31 (AUD)	230,000	139,352
4.246%, 5Y EUR Swap + 1.716%, 08/15/56 (EUR) (e)	248,000	277,006
Vmed O2 U.K. Financing I PLC
5.625%, 04/15/32 (EUR)	275,000	291,182
Vodafone Group PLC
3.000%, 5Y EUR Swap + 3.477%, 08/27/80 (EUR) (e)	100,000	108,637
8.000%, 5Y UKG + 3.837%, 08/30/86 (GBP) (e)	220,000	304,682
		3,556,737
Transportation — 2.2%
Empresa de Transporte de Pasajeros Metro SA
5.000%, 01/25/47	200,000	178,914
FedEx Corp.
3.500%, 07/30/32 (EUR)	176,000	198,958
Guangzhou Metro Investment Finance BVI Ltd.
2.150%, 08/19/28 (CNY)	1,060,000	153,057
2.150%, 09/04/28 (CNY)	2,940,000	424,517
Lima Metro Line 2 Finance Ltd.
4.350%, 04/05/36	769,025	729,044
5.875%, 07/05/34	540,554	550,957
MTR Corp. Ltd.
3.050%, 09/20/54 (CNY)	4,650,000	677,576
SNCF Reseau
1.125%, 05/25/30 (EUR)	4,100,000	4,343,219
Transnet SOC Ltd.
8.250%, 02/06/28	1,205,000	1,246,843
		8,503,085
Water — 0.5%
Aegea Finance SARL
7.625%, 01/20/36 (144A)	280,000	242,712
Anglian Water Services Financing PLC
5.875%, 06/20/31 (GBP)	225,000	299,176
Holding d'Infrastructures des Metiers de l'Environnement SAS
4.875%, 10/24/29 (EUR)	180,000	211,326
Suez SACA
4.500%, 11/13/33 (EUR)	500,000	593,123
Veolia Environnement SA
1.625%, 09/21/32 (EUR)	200,000	201,426
3.324%, 06/17/32 (EUR)	200,000	225,018
4.322%, 5Y EUR Swap + 1.837%, 10/24/32 (EUR) (e)	300,000	336,352
		2,109,133
Total Corporate Bonds & Notes (Cost $112,796,428)		112,080,701

BHFTI-34

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—1.3%
Security Description	Principal Amount*	Value

Asset-Backed - Automobile — 0.2%
Ally Bank Auto Credit-Linked Notes
5.117%, 09/15/32 (144A)	132,661	$133,517
BOF VII AL Funding Trust I
6.291%, 07/26/32 (144A)	99,293	100,782
PenFed Auto Receivables Owner Trust
4.700%, 06/15/29 (144A)	137,432	137,813
Securitized Term Auto Receivables Trust
5.038%, 07/25/31 (144A)	98,870	99,545
Tesla Auto Lease Trust
5.110%, 08/21/28 (144A)	386,000	387,895
		859,552
Asset-Backed - Other — 1.0%
Affirm Asset Securitization Trust
4.620%, 09/15/29 (144A)	108,000	108,207
AGL CLO 16 Ltd.
5.068%, 3M TSFR + 1.400%, 01/20/35 (144A) (e)	375,000	370,864
AGL CLO 17 Ltd.
5.070%, 3M TSFR + 1.400%, 01/21/35 (144A) (e)	500,000	494,465
Amur Equipment Finance Receivables XI LLC
5.300%, 06/21/28 (144A)	22,404	22,419
Amur Equipment Finance Receivables XII LLC
6.090%, 12/20/29 (144A)	44,266	44,524
Auxilior Term Funding LLC
6.180%, 12/15/28 (144A)	44,135	44,231
Capital Street Master Trust
5.022%, SOFR30A + 1.350%, 10/16/28 (144A) (e)	189,362	189,465
Clarus Capital Funding LLC
4.790%, 08/20/32 (144A)	102,000	102,226
Clover CLO LLC
5.118%, 3M TSFR + 1.450%, 01/25/35 (144A) (e)	456,364	452,394
Dell Equipment Finance Trust
4.820%, 08/22/30 (144A)	250,000	251,477
HINNT LLC
5.490%, 03/15/43 (144A)	89,607	90,659
Lendmark Funding Trust
4.860%, 02/21/34 (144A)	101,000	100,952
M&T Equipment Notes
4.990%, 08/18/31 (144A)	59,254	59,368
Magnetite XIX Ltd.
5.118%, 3M TSFR + 1.450%, 04/17/34 (144A) (e)	272,765	272,122
Neuberger Berman Loan Advisers CLO 46 Ltd.
5.168%, 3M TSFR + 1.500%, 01/20/37 (144A) (e)	470,000	469,372
NMEF Funding LLC
5.150%, 12/15/31 (144A)	128,858	129,480
6.570%, 06/17/30 (144A)	43,827	43,961
OCP CLO Ltd.
5.118%, 3M TSFR + 1.450%, 01/17/39 (144A) (e)	360,000	355,460
PEAC Solutions Receivables LLC
5.200%, 07/20/32 (144A)	126,000	127,532
Sierra Timeshare Receivables Funding LLC
5.140%, 06/20/41 (144A)	70,666	71,176
		3,800,354
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan — 0.1%
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	548,158	$486,538
Total Asset-Backed Securities (Cost $5,215,540)		5,146,444

Non-Agency Mortgage-Backed Securities—1.2%
Commercial Mortgage-Backed Securities — 1.2%
BAMLL Trust
5.523%, 1M TSFR + 1.850%, 02/15/42 (144A) (e)	755,000	751,626
BX Commercial Mortgage Trust
5.165%, 1M TSFR + 1.492%, 10/15/41 (144A) (e)	256,101	256,341
DTP Commercial Mortgage Trust
5.454%, 01/15/41 (144A) (e)	144,000	145,634
Great Wolf Trust
5.215%, 1M TSFR + 1.542%, 03/15/39 (144A) (e)	688,000	687,785
HILT Commercial Mortgage Trust
5.214%, 1M TSFR + 1.541%, 05/15/37 (144A) (e)	260,000	259,838
JP Morgan Chase Commercial Mortgage Securities Trust
3.500%, 12/15/47 (144A) (e)	1,500,000	880,770
LV Trust
4.764%, 10/10/41 (144A) (e)	250,000	251,502
NJ Trust
6.481%, 01/06/29 (144A) (e)	301,751	312,710
ORL Trust
5.165%, 1M TSFR + 1.493%, 12/15/39 (144A) (e)	227,270	227,270
SWCH Commercial Mortgage Trust
5.115%, 1M TSFR + 1.443%, 02/15/42 (144A) (e)	675,231	666,791
Total Non-Agency Mortgage-Backed Securities (Cost $4,838,239)		4,440,267

Agency Sponsored Mortgage-Backed Securities—0.6%
Agency Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
4.862%, SOFR30A + 1.200%, 08/25/44 (144A) (e)	240,520	240,627
5.162%, SOFR30A + 1.500%, 10/25/41 (144A) (e)	584,909	585,455
5.761%, SOFR30A + 2.100%, 03/25/43 (144A) (e)	191,622	193,414
8.012%, SOFR30A + 4.350%, 04/25/42 (144A) (e)	208,229	214,280
Federal National Mortgage Association Connecticut Avenue Securities Trust
4.762%, SOFR30A + 1.100%, 01/25/45 (144A) (e)	107,514	107,314
5.212%, SOFR30A + 1.550%, 10/25/41 (144A) (e)	28,742	28,761
5.562%, SOFR30A + 1.900%, 06/25/43 (144A) (e)	138,802	139,407
5.876%, SOFR30A + 2.214%, 03/25/31 (e)	810,390	823,991
Total Agency Sponsored Mortgage-Backed Securities (Cost $2,325,654)		2,333,249
BHFTI-35

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Short-Term Investments—1.3%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—1.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $4,994,155; collateralized by U.S. Treasury Note at 3.625%, maturing 08/31/27, with a market value of $5,093,800	4,993,808	$4,993,808
Total Short-Term Investments (Cost $4,993,808)		4,993,808

Securities Lending Reinvestments (f)—0.1%
Short-Term Investment Funds—0.1%
Allspring Government Money Market Fund, Select Class 3.600% (g)	20,000	20,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (g)	20,000	20,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (g)	20,000	20,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (g)	35,000	35,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (g)	20,000	20,000
HSBC U.S. Government Money Market Fund, Class I 3.530% (g)	20,000	20,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (g)	20,000	20,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (g)	20,000	20,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.600% (g)	35,000	35,000
Western Asset Institutional Government Reserves Fund, Institutional Class 3.560% (g)	20,000	20,000
		230,000

Repurchase Agreement—0.0%
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $9,721; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $9,915	9,720	9,720
Total Securities Lending Reinvestments (Cost $239,720)		239,720
Total Investments—97.7% (Cost $388,103,938)		375,830,068
Other assets and liabilities (net)—2.3%		8,946,481
Net Assets—100.0%		$384,776,549

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $6,396,797 and the collateral received consisted of cash in the amount of $239,720 and non-cash collateral with a value of $8,002,323. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities
Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(e)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$79,558,876, which is 20.7% of net assets.

Country Diversification as of March 31, 2026 (Unaudited)	% of Net Assets
Japan	7.9
United Kingdom	7.7
United States	6.2
France	4.9
Canada	4.0
Colombia	3.8
China	3.6
Brazil	3.5
South Africa	3.3
Turkey	3.1
BHFTI-36

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	295,945	SSBT	04/22/26	USD	210,916	$(6,778)
BRL	1,672,860	BBP	04/02/26	USD	318,559	4,396
BRL	846,030	BBP	05/05/26	USD	160,432	1,908
BRL	1,557,388	BNP	04/02/26	USD	296,012	4,651
BRL	1,283,833	DBAG	04/02/26	USD	244,695	3,157
BRL	970,766	HSBCU	04/02/26	USD	185,321	2,091
BRL	2,307,662	HSBCU	04/02/26	USD	436,111	9,396
BRL	10,961,758	HSBCU	04/02/26	USD	2,079,241	36,990
BRL	28,099,151	HSBCU	04/02/26	USD	5,329,885	94,819
CAD	2,298,377	MSCS	04/17/26	USD	1,676,417	(23,047)
CAD	415,168	SSBT	04/17/26	USD	303,135	(4,478)
CAD	259,047	SSBT	04/17/26	USD	190,739	(4,390)
CAD	447,373	SSBT	04/17/26	USD	325,333	(3,508)
CAD	171,414	SSBT	04/17/26	USD	125,246	(1,937)
CAD	106,579	SSBT	04/17/26	USD	78,122	(1,453)
CLP	1,678,523,333	HSBCU	05/14/26	USD	1,838,470	(25,175)
CLP	482,174,587	HSBCU	05/14/26	USD	528,121	(7,232)
COP	1,936,163,496	BNP	05/14/26	USD	512,993	8,755
COP	10,415,788,154	CBNA	05/14/26	USD	2,813,367	(6,571)
COP	377,667,740	CBNA	05/14/26	USD	101,701	71
COP	535,482,440	CBNA	05/14/26	USD	143,446	854
COP	1,169,084,470	CBNA	05/14/26	USD	313,176	1,864
EUR	444,393	BBP	04/16/26	USD	512,025	1,967
EUR	486,872	CBNA	04/16/26	USD	566,272	(3,149)
EUR	719,207	MSCS	04/16/26	USD	838,495	(6,650)
EUR	436,150	MSCS	04/16/26	USD	504,752	(295)
EUR	1,429,293	SSBT	04/16/26	USD	1,694,182	(41,041)
EUR	1,333,097	SSBT	04/16/26	USD	1,577,905	(36,025)
EUR	777,748	SSBT	04/16/26	USD	925,685	(26,131)
EUR	463,219	SSBT	04/16/26	USD	550,803	(15,038)
EUR	236,379	SSBT	04/16/26	USD	279,942	(6,542)
EUR	924,836	SSBT	04/16/26	USD	1,076,178	(6,500)
EUR	189,264	SSBT	04/16/26	USD	223,829	(4,923)
EUR	895,880	SSBT	04/16/26	USD	1,038,996	(2,808)
EUR	219,531	SSBT	04/16/26	USD	253,688	224
EUR	61,776	SSBT	04/16/26	USD	71,111	340
EUR	299,006	SSBT	04/16/26	USD	345,231	604
EUR	1,244,643	SSBT	04/16/26	USD	1,438,271	1,301
EUR	201,129	SSBT	04/16/26	USD	230,549	2,079
EUR	1,143,164	UBSA	04/16/26	USD	1,351,160	(28,959)
GBP	399,049	JPMC	04/24/26	USD	534,209	(6,044)
GBP	234,561	SSBT	04/24/26	USD	314,684	(4,229)
GBP	97,654	SSBT	04/24/26	USD	129,960	(709)
GBP	126,266	SSBT	04/24/26	USD	167,239	(119)
INR	96,960,247	CBNA	05/13/26	USD	1,066,423	(48,057)
JPY	342,031,574	BNP	04/10/26	USD	2,209,160	(52,558)
JPY	164,113,704	HSBCU	04/10/26	USD	1,033,546	1,235
JPY	355,665,682	JPMC	04/10/26	USD	2,285,824	(43,255)
JPY	30,104,223	SSBT	04/10/26	USD	193,232	(3,417)
JPY	4,970,525	SSBT	04/10/26	USD	32,175	(835)
JPY	60,249,750	SSBT	04/10/26	USD	379,905	(14)
JPY	3,627,728	SSBT	04/10/26	USD	22,779	95
JPY	131,636,433	SSBT	04/10/26	USD	828,304	1,700
MYR	7,725,173	GSI	06/18/26	USD	1,936,328	(24,102)
SEK	10,827,353	MSCS	04/23/26	USD	1,189,447	(44,459)
BHFTI-37

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
THB	7,351,899	SSBT	05/22/26	USD	224,820	$(1,028)
ZAR	34,171,430	BNP	04/24/26	USD	2,049,368	(33,235)
ZAR	8,795,835	BNP	04/24/26	USD	527,879	(8,920)
ZAR	25,665,470	HSBCU	04/24/26	USD	1,611,666	(97,389)
ZAR	55,531,644	MSCS	04/24/26	USD	3,476,667	(200,270)

Contracts to Deliver
AUD	5,683,588	MSCS	04/22/26	USD	3,942,267	21,818
AUD	60,387	SSBT	04/22/26	USD	41,967	313
AUD	196,376	SSBT	04/22/26	USD	138,984	3,527
AUD	184,090	SSBT	04/22/26	USD	130,647	3,665
AUD	647,254	SSBT	04/22/26	USD	451,508	5,042
AUD	708,838	SSBT	04/22/26	USD	495,405	6,460
BRL	10,288,760	BOA	04/02/26	USD	1,987,398	1,094
BRL	1,665,531	BBP	04/02/26	USD	315,751	(5,789)
BRL	4,044,571	CBNA	04/02/26	USD	781,409	581
BRL	1,284,822	DBAG	04/02/26	USD	247,760	(282)
BRL	22,652,546	DBAG	04/02/26	USD	4,380,435	7,230
BRL	6,917,187	GSI	04/02/26	USD	1,333,961	(1,442)
BRL	28,099,151	HSBCU	05/05/26	USD	5,296,730	(95,054)
BRL	10,961,758	HSBCU	05/05/26	USD	2,066,307	(37,082)
CAD	3,123,644	CBNA	04/17/26	USD	2,283,415	36,378
CAD	18,151,538	CBNA	04/17/26	USD	13,333,179	275,612
CAD	90,768	SSBT	04/17/26	USD	66,958	1,663
CAD	201,958	SSBT	04/17/26	USD	148,802	3,520
CAD	3,336,646	SSBT	04/17/26	USD	2,445,463	45,199
CNH	108,102,088	UBSA	05/22/26	USD	15,739,027	(11,146)
COP	4,103,915,892	CBNA	05/14/26	USD	1,109,091	3,188
COP	8,963,731,227	CBNA	05/14/26	USD	2,422,466	6,963
COP	12,602,051,438	GSI	05/14/26	USD	3,319,605	(76,335)
EUR	15,187,262	CBNA	04/16/26	USD	18,225,473	659,668
EUR	22,568,665	CBNA	05/27/26	USD	26,685,573	532,741
EUR	2,628,042	MSCS	04/16/26	USD	3,153,264	113,633
EUR	12,376,034	SCB	04/22/26	USD	14,672,317	353,909
EUR	19,603,644	SSBT	04/08/26	USD	22,856,251	191,041
EUR	559,030	SSBT	04/16/26	USD	640,701	(5,882)
EUR	518,985	SSBT	04/16/26	USD	598,083	(2,183)
EUR	414,891	SSBT	04/16/26	USD	479,135	(734)
EUR	460,900	SSBT	04/16/26	USD	533,626	543
EUR	61,181	SSBT	04/16/26	USD	72,671	1,908
EUR	202,044	SSBT	04/16/26	USD	236,970	3,284
EUR	122,503	SSBT	04/16/26	USD	145,268	3,579
EUR	709,109	SSBT	04/16/26	USD	824,413	4,248
EUR	183,788	SSBT	04/16/26	USD	217,197	4,625
EUR	245,601	SSBT	04/16/26	USD	289,712	5,647
EUR	549,801	SSBT	04/16/26	USD	642,020	6,112
EUR	687,200	SSBT	04/16/26	USD	801,046	6,221
EUR	218,696	SSBT	04/16/26	USD	259,934	6,987
EUR	282,497	SSBT	04/16/26	USD	334,139	7,400
EUR	206,949	SSBT	04/16/26	USD	247,406	8,045
EUR	387,727	SSBT	04/16/26	USD	461,075	12,625
EUR	378,652	SSBT	04/16/26	USD	451,981	14,026
GBP	2,074,039	BNP	04/24/26	USD	2,764,726	19,609
GBP	18,535,381	GSI	04/24/26	USD	25,061,207	528,507
GBP	77,570	SSBT	04/24/26	USD	103,079	410
GBP	52,890	SSBT	04/24/26	USD	70,462	459
GBP	355,522	SSBT	04/24/26	USD	472,374	1,819
BHFTI-38

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	161,305	SSBT	04/24/26	USD	216,493	$2,997
GBP	251,485	SSBT	04/24/26	USD	339,502	6,646
HUF	568,891,444	CBNA	05/20/26	USD	1,693,590	(11,382)
HUF	211,056,988	SSBT	05/20/26	USD	630,123	(2,417)
IDR	4,256,560,730	SCB	04/23/26	USD	251,124	760
IDR	71,907,909,243	UBSA	04/23/26	USD	4,257,148	27,636
INR	96,325,378	SCB	05/13/26	USD	1,042,601	30,903
JPY	2,007,252,890	BOA	04/10/26	USD	12,784,822	128,546
JPY	2,776,544,905	DBAG	05/27/26	USD	17,697,614	121,518
JPY	645,369,620	MSCS	04/10/26	USD	4,112,523	43,291
JPY	8,360,476	SSBT	04/10/26	USD	52,834	119
JPY	26,993,303	SSBT	04/10/26	USD	173,107	2,907
JPY	26,612,441	SSBT	04/10/26	USD	173,795	5,996
JPY	46,296,440	SSBT	04/10/26	USD	303,277	11,366
JPY	82,388,529	SSBT	04/10/26	USD	541,973	22,491
KRW	2,353,563,549	HSBCU	04/14/26	USD	1,630,084	92,952
MXN	16,756,522	SSBT	05/21/26	USD	947,249	15,891
MYR	7,700,738	MSCS	06/18/26	USD	1,953,659	47,482
NZD	144,565	SSBT	04/22/26	USD	86,152	3,023
PEN	1,904,589	MSCS	05/14/26	USD	543,857	(2,319)
PEN	1,428,990	MSCS	05/14/26	USD	408,050	(1,740)
PEN	3,658,536	SCB	05/14/26	USD	1,048,291	(863)
PEN	1,263,123	SCB	05/14/26	USD	362,810	586
PLN	2,320,267	SSBT	05/20/26	USD	628,792	3,834
SEK	10,843,444	CBNA	04/23/26	USD	1,219,052	72,362
THB	102,744,603	SSBT	05/22/26	USD	3,241,308	113,749
ZAR	30,589,326	BNP	04/24/26	USD	1,915,093	110,306
ZAR	63,504,448	GSI	04/24/26	USD	3,948,499	201,703
ZAR	13,803,068	HSBCU	04/24/26	USD	864,655	50,267
ZAR	11,805,157	JPMC	04/24/26	USD	734,006	37,495
ZAR	11,359,044	SSBT	04/24/26	USD	666,122	(4,068)
ZAR	4,201,799	SSBT	04/24/26	USD	246,428	(1,481)
ZAR	6,074,813	SSBT	04/24/26	USD	361,151	2,733
ZAR	10,925,649	SSBT	04/24/26	USD	649,931	5,312
ZAR	16,422,504	SSBT	04/24/26	USD	976,326	7,390
ZAR	15,832,310	SSBT	04/24/26	USD	941,813	7,698

Cross Currency Contracts to Buy
AUD	2,972,011	GSI	04/17/26	CAD	2,864,486	(10,447)
Net Unrealized Appreciation						$3,163,839
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 3 Year Treasury Bond Futures	06/15/26	31	AUD	3,213,302	$(10,430)
Australian 10 Year Treasury Bond Futures	06/15/26	34	AUD	3,663,629	(19,670)
Canada Government Bond 5 Year Futures	06/19/26	79	CAD	8,965,710	11,073
Euro-Bobl Futures	06/08/26	16	EUR	1,846,880	(30,404)
Euro-BTP Futures	06/08/26	30	EUR	3,488,400	(26,964)
Euro-Buxl 30 Year Bond Futures	06/08/26	10	EUR	1,102,600	(12,956)
Euro-OAT Futures	06/08/26	8	EUR	949,520	2,488
BHFTI-39

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Japanese Government 10 Year Bond Mini Futures	06/12/26	7	JPY	91,315,000	$(6,238)
U.K. Long Gilt Bond Futures	06/26/26	22	GBP	1,931,380	(76,226)
U.S. Treasury Long Bond Futures	06/18/26	13	USD	1,480,375	(45,621)
U.S. Treasury Note 5 Year Futures	06/30/26	432	USD	46,733,625	(208,997)
U.S. Treasury Ultra Long Bond Futures	06/18/26	50	USD	5,828,125	(129,361)

Futures Contracts—Short
Canada Government Bond 10 Year Futures	06/19/26	(40)	CAD	(4,800,400)	69,241
Euro-Bund Futures	06/08/26	(19)	EUR	(2,382,410)	(15,856)
U.S. Treasury Note 2 Year Futures	06/30/26	(28)	USD	(5,808,469)	17,026
U.S. Treasury Note Ultra 10 Year Futures	06/18/26	(17)	USD	(1,929,766)	(3,118)
Net Unrealized Depreciation					$(486,013)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day CDI	Maturity	12.490%	Maturity	01/02/29	BRL	19,666,000	$(83,514)	$—	$(83,514)
Pay	1-Day CDI	Maturity	12.555%	Maturity	01/02/29	BRL	19,666,000	(78,639)	—	(78,639)
Pay	1-Day CDI	Maturity	12.618%	Maturity	01/02/29	BRL	53,449,000	(213,234)	—	(213,234)
Pay	1-Day CDI	Maturity	12.682%	Maturity	01/02/29	BRL	23,178,000	(86,988)	—	(86,988)
Pay	1-Day CDI	Maturity	13.020%	Maturity	01/02/29	BRL	20,650,000	(47,685)	—	(47,685)
Pay	1-Day CDI	Maturity	13.185%	Maturity	01/02/31	BRL	20,015,293	(53,404)	—	(53,404)
Pay	1-Day CDI	Maturity	13.220%	Maturity	01/02/29	BRL	22,451,630	(35,378)	—	(35,378)
Pay	1-Day CDI	Maturity	13.500%	Maturity	01/02/31	BRL	15,978,715	(17,250)	—	(17,250)
Pay	1-Day CDI	Maturity	13.500%	Maturity	01/02/31	BRL	4,383,000	(4,756)	—	(4,756)
Pay	1-Day CDI	Maturity	13.828%	Maturity	01/02/29	BRL	67,582,000	38,243	—	38,243
Pay	1-Day CDI	Maturity	13.993%	Maturity	01/02/29	BRL	10,840,000	12,596	—	12,596
Pay	3M NZDBB	Quarterly	4.153%	Quarterly	03/19/35	NZD	3,204,000	(14,610)	—	(14,610)
Pay	3M NZDBB	Quarterly	4.155%	Quarterly	03/19/35	NZD	1,626,000	(7,240)	—	(7,240)
Pay	7-Day CNRR	Quarterly	1.570%	Quarterly	02/20/30	CNY	53,440,000	530	—	530
Pay	7-Day CNRR	Quarterly	1.583%	Quarterly	04/03/30	CNY	16,879,000	951	—	951
Pay	7-Day CNRR	Quarterly	1.591%	Quarterly	04/03/30	CNY	18,231,000	1,847	—	1,847
Totals								$(588,531)	$—	$(588,531)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.AUS.45.V1	(1.000%)	Quarterly	06/20/31	0.915%	USD	3,110,000	$(11,703)	$(19,508)	$7,805
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.46.V1	5.000%	Quarterly	06/20/31	3.857%	USD	2,060,000	$98,956	$86,474	$12,482
CDX.NA.IG.46.V1	1.000%	Quarterly	06/20/31	0.631%	USD	3,110,000	53,632	52,190	1,442
BHFTI-40

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (d) — (Continued)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.EUR.XOVER.45.V1	5.000%	Quarterly	06/20/31	3.529%	EUR	1,970,000	$142,546	$133,808	$8,738
Totals							$295,134	$272,472	$22,662

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$246,595,879	$—	$246,595,879
Total Corporate Bonds & Notes*	—	112,080,701	—	112,080,701
Total Asset-Backed Securities*	—	5,146,444	—	5,146,444
Total Non-Agency Mortgage-Backed Securities*	—	4,440,267	—	4,440,267
Total Agency Sponsored Mortgage-Backed Securities*	—	2,333,249	—	2,333,249
Total Short-Term Investments*	—	4,993,808	—	4,993,808
Securities Lending Reinvestments
Short-Term Investment Funds	230,000	—	—	230,000
Repurchase Agreement	—	9,720	—	9,720
Total Securities Lending Reinvestments	230,000	9,720	—	239,720
Total Investments	$230,000	$375,600,068	$—	$375,830,068
Collateral for Securities Loaned (Liability)	$—	$(239,720)	$—	$(239,720)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,265,755	$—	$4,265,755
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,101,916)	—	(1,101,916)
Total Forward Contracts	$—	$3,163,839	$—	$3,163,839
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$99,828	$—	$—	$99,828
Futures Contracts (Unrealized Depreciation)	(585,841)	—	—	(585,841)
Total Futures Contracts	$(486,013)	$—	$—	$(486,013)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$84,634	$—	$84,634
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(642,698)	—	(642,698)
Total Centrally Cleared Swap Contracts	$—	$(558,064)	$—	$(558,064)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-41

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.8%
L3Harris Technologies, Inc.	6,529	$2,253,485
StandardAero, Inc. (a)	228,428	5,900,295
		8,153,780
Automobile Components — 1.3%
Aptiv PLC (a) (b)	52,699	3,659,418
Banks — 4.3%
Fifth Third Bancorp (b)	146,514	6,807,040
First Citizens BancShares, Inc. - Class A (b)	1,480	2,789,297
Regions Financial Corp.	109,381	2,857,032
		12,453,369
Beverages — 2.9%
Keurig Dr. Pepper, Inc. (b)	232,835	6,130,546
Primo Brands Corp. (b)	114,634	2,158,558
		8,289,104
Building Products — 1.1%
Carlisle Cos., Inc. (b)	5,877	1,960,685
Owens Corning	11,965	1,294,852
		3,255,537
Chemicals — 3.5%
Eastman Chemical Co.	45,433	3,467,447
RPM International, Inc.	66,636	6,623,618
		10,091,065
Commercial Services & Supplies — 3.2%
Copart, Inc. (a)	31,768	1,054,697
Republic Services, Inc.	36,987	8,100,893
		9,155,590
Construction & Engineering — 0.8%
API Group Corp. (a)	60,790	2,463,211
Construction Materials — 3.1%
Amrize Ltd. (a)	58,241	3,262,661
Vulcan Materials Co.	21,288	5,796,722
		9,059,383
Containers & Packaging — 1.1%
Graphic Packaging Holding Co.	314,061	3,121,766
Electric Utilities — 6.5%
American Electric Power Co., Inc.	75,401	9,883,563
FirstEnergy Corp.	175,287	8,880,040
		18,763,603
Electronic Equipment, Instruments & Components — 5.7%
CDW Corp.	43,851	5,306,848
Keysight Technologies, Inc. (a)	35,047	9,896,221
Novanta, Inc. (a)	11,725	1,384,840
		16,587,909
Security Description	Shares	Value
Energy Equipment & Services — 2.7%
Baker Hughes Co.	130,272	$7,953,106
Ground Transportation — 3.4%
Canadian Pacific Kansas City Ltd.	69,350	5,455,071
Knight-Swift Transportation Holdings, Inc. (b)	77,115	4,440,282
		9,895,353
Health Care Equipment & Supplies — 1.9%
Alcon AG (b)	73,465	5,535,588
Health Care Providers & Services — 3.2%
Labcorp Holdings, Inc.	34,920	9,317,005
Household Durables — 1.9%
DR Horton, Inc.	10,461	1,435,458
Somnigroup International, Inc. (b)	53,827	3,978,892
		5,414,350
Household Products — 2.8%
Church & Dwight Co., Inc.	87,644	8,178,938
Insurance — 5.0%
Arch Capital Group Ltd. (a)	63,340	6,080,006
Brown & Brown, Inc. (b)	45,838	2,989,096
Loews Corp.	49,959	5,332,624
		14,401,726
IT Services — 1.4%
Okta, Inc. (a)	51,364	4,042,860
Life Sciences Tools & Services — 4.7%
Charles River Laboratories International, Inc. (a)	33,128	5,714,580
Qiagen NV	45,506	1,822,060
Revvity, Inc. (b)	39,538	3,463,924
Waters Corp. (a)	8,706	2,592,647
		13,593,211
Machinery — 5.6%
Donaldson Co., Inc.	16,340	1,386,776
Gates Industrial Corp. PLC (a) (b)	226,426	5,119,492
Ingersoll Rand, Inc. (b)	24,543	1,966,385
Mueller Industries, Inc.	22,978	2,545,962
Toro Co.	55,465	5,182,650
		16,201,265
Media — 0.1%
NIQ Global Intelligence PLC (a) (b)	18,201	206,945
Metals & Mining — 1.9%
Freeport-McMoRan, Inc.	65,437	3,846,387
Nucor Corp.	9,589	1,621,500
		5,467,887
Mortgage Real Estate Investment Trusts — 1.8%
Annaly Capital Management, Inc. (b)	240,912	5,095,289
BHFTI-42

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—2.2%
Security Description	Shares	Value
Oil, Gas & Consumable Fuels — 5.8%
EOG Resources, Inc.	38,042	$5,499,732
EQT Corp.	93,933	5,977,896
Valero Energy Corp.	21,838	5,395,733
		16,873,361
Professional Services — 2.7%
Booz Allen Hamilton Holding Corp. (b)	48,667	3,797,486
Jacobs Solutions, Inc.	30,761	3,915,260
		7,712,746
Real Estate Management & Development — 1.2%
CBRE Group, Inc. - Class A (a)	26,774	3,626,806
Semiconductors & Semiconductor Equipment — 6.6%
ON Semiconductor Corp. (a) (b)	96,561	5,979,057
Qnity Electronics, Inc. - Class W/I	63,703	7,350,052
Teradyne, Inc.	19,233	5,701,815
		19,030,924
Specialized REITs — 1.6%
Weyerhaeuser Co.	187,148	4,572,026
Specialty Retail — 1.7%
AutoZone, Inc. (a)	1,461	4,934,937
Textiles, Apparel & Luxury Goods — 1.0%
PVH Corp. (b)	40,763	2,843,627
Trading Companies & Distributors — 2.6%
AerCap Holdings NV	36,609	5,022,023
WESCO International, Inc.	9,594	2,625,110
		7,647,133
Water Utilities — 2.0%
American Water Works Co., Inc. (b)	42,701	5,811,179
Total Common Stocks (Cost $237,730,022)		283,409,997

Warrants—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd., Expires 07/24/27 (a) (c) (d) (Cost $175,712)	30,257	0

Escrow Shares—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Tontine Holdings Ltd. (a) (c) (d) (Cost $0)	277,348	0

Rights—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd. (a) (Cost $0)	84,465	0

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—2.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $6,433,720; collateralized by U.S. Treasury Note at 3.625%, maturing 08/31/27, with a market value of $6,562,048	6,433,274	$6,433,274
Total Short-Term Investments (Cost $6,433,274)		6,433,274

Securities Lending Reinvestments (e)—15.1%
Short-Term Investment Funds—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.540% (f)	500,000	500,000

Certificate of Deposit—0.3%
Bank of Montreal
3.980%, SOFR + 0.350%, 05/14/26 (g)	1,000,000	999,999
Repurchase Agreements—13.2%
Bank of Montreal
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $4,000,419; collateralized by various Common Stock with an aggregate market value of $4,458,399	4,000,000	4,000,000
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $4,000,406; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $4,080,000	4,000,000	4,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $1,000,103; collateralized by various Common Stock with an aggregate market value of $1,112,281	1,000,000	1,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $5,300,555; collateralized by various Common Stock with an aggregate market value of $5,895,090	5,300,000	5,300,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $2,000,204; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $4,000,410; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $4,080,053	4,000,000	4,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $2,042,447; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $2,040,026	2,000,000	2,000,000
BHFTI-43

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $5,145,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $5,247,377	5,144,486	$5,144,486
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,900,200; collateralized by various Common Stock with an aggregate market value of $2,117,795	1,900,000	1,900,000
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $3,000,315; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $3,332,947	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $4,000,420; collateralized by various Common Stock with an aggregate market value of $4,458,515	4,000,000	4,000,000
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $2,001,478; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $2,136,223	2,000,000	2,000,000
		38,344,486
Time Deposits—1.4%
Credit Agricole CIB
3.630%, 04/01/26	1,000,000	1,000,000
DZ Bank AG
3.610%, 04/01/26	2,000,000	2,000,000
Svenska NY
3.610%, 04/01/26	1,000,000	1,000,000
		4,000,000
Total Securities Lending Reinvestments (Cost $43,844,486)		43,844,485
Total Investments—115.2% (Cost $288,183,494)		333,687,756
Other assets and liabilities (net)—(15.2)%		(44,118,895)
Net Assets—100.0%		$289,568,861

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $44,889,524 and the collateral received consisted of cash in the amount of
$43,844,486 and non-cash collateral with a value of $889,184. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(g)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-44

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$283,409,997	$—	$—	$283,409,997
Total Warrants*	—	—	0	0
Total Escrow Shares*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	6,433,274	—	6,433,274
Securities Lending Reinvestments
Short-Term Investment Funds	500,000	—	—	500,000
Certificate of Deposit	—	999,999	—	999,999
Repurchase Agreements	—	38,344,486	—	38,344,486
Time Deposits	—	4,000,000	—	4,000,000
Total Securities Lending Reinvestments	500,000	43,344,485	—	43,844,485
Total Investments	$283,909,997	$49,777,759	$0	$333,687,756
Collateral for Securities Loaned (Liability)	$—	$(43,844,486)	$—	$(43,844,486)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
BHFTI-45

Brighthouse Funds Trust I
American Funds® Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Mutual Funds — 100.1%
American Funds AMCAP Fund (Class R-6)	7,086,005	$307,603,473
American Funds American Mutual Fund (Class R-6)	4,238,670	247,962,185
American Funds Capital World Bond Fund (Class 1) (a)	4,113,892	41,221,196
American Funds Fundamental Investors Fund (Class R-6)	3,385,488	300,225,049
American Funds Growth Fund (Class 1)	2,172,487	279,990,093
American Funds Growth-Income Fund (Class 1)	4,235,120	274,944,018
American Funds High-Income Trust Fund (Class R-6)	5,664,394	55,341,127
American Funds International Fund (Class 1) (a)	11,064,638	244,417,856
American Funds International Growth & Income Fund (Class R-6)	6,709,879	303,085,234
American Funds New World Fund (Class 1)	2,546,493	81,487,778
American Funds Smallcap World Fund, Inc. (Class R-6)	1,814,557	137,107,948
American Funds The Bond Fund of America (Class 1)	14,483,428	137,737,397
Security Description	Shares	Value
Mutual Funds—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	3,459,559	$41,480,110
American Funds Washington Mutual Investors Fund (Class 1)	15,637,699	275,536,265
Total Investment Companies (Cost $2,279,888,621)		2,728,139,729
Total Investments—100.1% (Cost $2,279,888,621)		2,728,139,729
Other assets and liabilities (net)—(0.1)%		(1,816,595)
Net Assets—100.0%		$2,726,323,134

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
American Funds Capital World Bond Fund (Class 1)	$43,552,630	$91,256	$(1,577,791)	$(294,590)	$(550,309)	$41,221,196
American Funds International Fund (Class 1)	266,222,009	48,524	(20,367,614)	5,844,387	(7,329,450)	244,417,856
American Funds International Growth & Income Fund (Class R-6)*	324,114,724	1,453,982	(27,792,223)	4,888,059	420,692	303,085,234
	$633,889,363	$1,593,762	$(49,737,628)	$10,437,856	$(7,459,067)	$588,724,286

Security Description	Number of shares held at March 31, 2026
American Funds Capital World Bond Fund (Class 1)	4,113,892
American Funds International Fund (Class 1)	11,064,638
American Funds International Growth & Income Fund (Class R-6)*	6,709,879

* Not on affiliated issuer as of March 31, 2026.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$2,728,139,729	$—	$—	$2,728,139,729
Total Investments	$2,728,139,729	$—	$—	$2,728,139,729

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-46

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Mutual Funds — 100.1%
American Funds AMCAP Fund (Class R-6)	6,787,618	$294,650,502
American Funds American Mutual Fund (Class R-6)	4,570,760	267,389,469
American Funds Capital World Bond Fund (Class 1) (a)	10,549,195	105,702,931
American Funds Fundamental Investors Fund (Class R-6)	3,399,459	301,464,005
American Funds Growth Fund (Class 1)	2,422,624	312,227,750
American Funds Growth-Income Fund (Class 1)	5,280,770	342,827,576
American Funds High-Income Trust Fund (Class R-6)	17,854,683	174,440,255
American Funds International Fund (Class 1) (a)	11,257,306	248,673,896
American Funds International Growth & Income Fund (Class R-6) (a)	7,246,912	327,343,027
American Funds New World Fund (Class 1)	2,294,768	73,432,579
American Funds Smallcap World Fund, Inc. (Class R-6)	1,485,140	112,217,192
American Funds The Bond Fund of America (Class 1) (a)	53,778,301	511,431,641
Security Description	Shares	Value
Mutual Funds—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	33,907,427	$406,550,051
American Funds Washington Mutual Investors Fund (Class 1) (a)	17,355,244	305,799,402
Total Investment Companies (Cost $3,423,850,245)		3,784,150,276
Total Investments—100.1% (Cost $3,423,850,245)		3,784,150,276
Other assets and liabilities (net)—(0.1)%		(2,382,053)
Net Assets—100.0%		$3,781,768,223

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
American Funds Capital World Bond Fund (Class 1)	$110,795,438	$1,037	$(2,955,226)	$(586,101)	$(1,552,217)	$105,702,931
American Funds International Fund (Class 1)	274,565,840	31,421	(24,631,763)	4,640,628	(5,932,230)	248,673,896
American Funds International Growth & Income Fund (Class R-6)	354,990,700	1,563,987	(35,237,748)	6,166,994	(140,906)	327,343,027
American Funds The Bond Fund of America (Class 1)	532,478,344	8,400	(20,562,961)	(4,394,012)	3,901,870	511,431,641
American Funds Washington Mutual Investors Fund (Class 1)	322,250,532	9,534	(6,902,441)	1,758,928	(11,317,151)	305,799,402
	$1,595,080,854	$1,614,379	$(90,290,139)	$7,586,437	$(15,040,634)	$1,498,950,897

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2026
American Funds Capital World Bond Fund (Class 1)	$—	10,549,195
American Funds International Fund (Class 1)	—	11,257,306
American Funds International Growth & Income Fund (Class R-6)	1,556,345	7,246,912
American Funds The Bond Fund of America (Class 1)	—	53,778,301
American Funds Washington Mutual Investors Fund (Class 1)	—	17,355,244
	$1,556,345
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$3,784,150,276	$—	$—	$3,784,150,276
Total Investments	$3,784,150,276	$—	$—	$3,784,150,276

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-47

Brighthouse Funds Trust I
American Funds® Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Mutual Funds — 100.1%
American Funds Growth Fund (Class 1) (a)	13,947,692	$1,797,578,605
Total Investment Companies (Cost $1,310,257,115)		1,797,578,605
Total Investments—100.1% (Cost $1,310,257,115)		1,797,578,605
Other assets and liabilities (net)—(0.1)%		(1,244,717)
Net Assets—100.0%		$1,796,333,888

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2026 is as follows.
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
American Funds Growth Fund (Class 1)	$1,989,165,533	$9,925,516	$(31,750,749)	$13,867,830	$(183,629,525)	$1,797,578,605

Security Description	Number of shares held at March 31, 2026
American Funds Growth Fund (Class 1)	13,947,692
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$1,797,578,605	$—	$—	$1,797,578,605
Total Investments	$1,797,578,605	$—	$—	$1,797,578,605

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-48

Brighthouse Funds Trust I
American Funds® Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Mutual Funds — 100.1%
American Funds AMCAP Fund (Class R-6)	2,008,805	$87,202,232
American Funds American Mutual Fund (Class R-6)	2,482,664	145,235,860
American Funds Capital World Bond Fund (Class 1) (a)	6,437,694	64,505,691
American Funds Fundamental Investors Fund (Class R-6)	1,010,842	89,641,496
American Funds Growth Fund (Class 1)	675,177	87,016,795
American Funds Growth-Income Fund (Class 1)	2,236,535	145,195,834
American Funds High-Income Trust Fund (Class R-6)	11,416,197	111,536,244
American Funds International Fund (Class 1)	4,355,388	96,210,525
American Funds International Growth & Income Fund (Class R-6)	2,557,559	115,524,959
American Funds New World Fund (Class 1)	547,262	17,512,392
American Funds Smallcap World Fund, Inc. (Class R-6)	235,026	17,758,558
American Funds The Bond Fund of America (Class 1) (a)	36,018,340	342,534,408
Security Description	Shares	Value
Mutual Funds—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	29,438,711	$352,970,142
American Funds Washington Mutual Investors Fund (Class 1)	8,247,795	145,326,141
Total Investment Companies (Cost $1,742,903,081)		1,818,171,277
Total Investments—100.1% (Cost $1,742,903,081)		1,818,171,277
Other assets and liabilities (net)—(0.1)%		(1,343,686)
Net Assets—100.0%		$1,816,827,591

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
American Funds Capital World Bond Fund (Class 1)	$67,364,258	$3,112	$(1,571,484)	$(296,851)	$(993,344)	$64,505,691
American Funds The Bond Fund of America (Class 1)	355,437,059	17,469	(12,609,680)	(1,608,132)	1,297,692	342,534,408
	$422,801,317	$20,581	$(14,181,164)	$(1,904,983)	$304,348	$407,040,099

Security Description	Number of shares held at March 31, 2026
American Funds Capital World Bond Fund (Class 1)	6,437,694
American Funds The Bond Fund of America (Class 1)	36,018,340
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$1,818,171,277	$—	$—	$1,818,171,277
Total Investments	$1,818,171,277	$—	$—	$1,818,171,277

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-49

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Investment Companies—88.1% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Exchange-Traded Funds — 88.1%
iShares Core MSCI EAFE ETF (a) (b)	7,947,041	$719,445,622
iShares Core S&P 500 ETF (a)	662,704	432,884,880
iShares Core U.S. Aggregate Bond ETF (a) (b)	4,077,525	404,775,907
iShares U.S. Real Estate ETF (a)	617,557	58,396,190
State Street Communication Services Select Sector SPDR ETF (b)	257,066	28,498,337
State Street Consumer Discretionary Select Sector SPDR ETF (b)	244,070	26,598,749
State Street Consumer Staples Select Sector SPDR ETF (b)	137,500	11,272,250
State Street Energy Select Sector SPDR ETF	162,940	9,981,704
State Street Financial Select Sector SPDR ETF (b)	655,503	32,362,183
State Street Health Care Select Sector SPDR ETF (b)	173,123	25,381,563
State Street Industrial Select Sector SPDR ETF (b)	150,496	24,339,718
State Street Materials Select Sector SPDR ETF (b)	118,952	5,944,031
State Street Technology Select Sector SPDR ETF (b)	569,584	75,697,713
State Street Utilities Select Sector SPDR ETF (b)	162,208	7,443,725
Vanguard Total Bond Market ETF (b)	7,915,573	582,902,796
Total Investment Companies (Cost $2,122,551,851)		2,445,925,368

Short-Term Investments—7.6%
Repurchase Agreement—0.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $3,761,472; collateralized by U.S. Treasury Note at 2.750%, maturing 07/31/27, with a market value of $3,836,498	3,761,211	3,761,211

Short-Term Investment Funds—7.5%
State Street USD Liquidity LVNAV Fund - Institutional Shares
3.660% (c)	206,971,413	206,971,413
Total Short-Term Investments (Cost $210,732,624)		210,732,624

Securities Lending Reinvestments (d)—6.0%
Short-Term Investment Funds—0.7%
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (c)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (c)	10,000,000	10,000,000
		20,000,000

Certificates of Deposit—2.2%
Bank of Montreal
4.000%, SOFR + 0.370%, 08/07/26 (e)	5,000,000	5,001,940
4.010%, SOFR + 0.380%, 11/19/26 (e)	2,000,000	2,000,760
4.020%, SOFR + 0.390%, 05/05/26 (e)	2,000,000	2,000,324
Bank of Nova Scotia
3.960%, SOFR + 0.330%, 07/22/26 (e)	3,000,000	2,999,972
3.970%, SOFR + 0.340%, 09/21/26 (e)	2,000,000	1,999,998
BNP Paribas SA
3.760%, 05/12/26	4,000,000	3,999,876
Commonwealth Bank of Australia
4.010%, SOFR + 0.380%, 04/13/26 (e)	5,000,000	5,000,200
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 06/12/26	5,000,000	4,961,150
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Mizuho Bank Ltd.
3.850%, SOFR + 0.220%, 04/10/26 (e)	5,000,000	$4,999,905
MUFG Bank Ltd.
3.820%, SOFR + 0.190%, 08/07/26 (e)	2,000,000	1,999,182
Royal Bank of Canada
3.920%, SOFR + 0.290%, 02/05/27 (e)	2,000,000	1,998,274
4.010%, SOFR + 0.380%, 05/01/26 (e)	2,000,000	2,000,198
Sumitomo Mitsui Banking Corp.
3.820%, SOFR + 0.190%, 08/19/26 (e)	1,000,000	999,529
3.840%, SOFR + 0.210%, 07/24/26 (e)	2,000,000	1,999,488
3.980%, SOFR + 0.350%, 09/25/26 (e)	2,000,000	2,000,192
Sumitomo Mitsui Trust Bank Ltd.
3.820%, 04/27/26	4,000,000	4,000,025
3.830%, 04/17/26	3,000,000	3,000,240
3.830%, SOFR + 0.200%, 07/27/26 (e)	5,000,000	4,998,855
3.960%, 06/05/26	2,000,000	2,000,502
Svenska Handelsbanken AB
3.940%, SOFR + 0.310%, 09/25/26 (e)	2,000,000	1,999,800
Toronto-Dominion Bank
4.080%, SOFR + 0.450%, 04/23/26 (e)	1,000,000	1,000,141
		60,960,551
Commercial Paper—0.9%
Britannia Funding Co. LLC
3.740%, 04/10/26	2,000,000	1,997,864
Concord Minutemen Capital Co. LLC
4.010%, SOFR + 0.380%, 06/18/26 (e)	2,000,000	1,999,996
ING U.S. Funding LLC
3.960%, SOFR + 0.330%, 09/18/26 (e)	5,000,000	4,999,750
Ionic Funding LLC
3.720%, 04/01/26	4,000,000	3,999,568
Old Line Funding LLC
3.780%, SOFR + 0.150%, 05/05/26 (e)	2,000,000	1,999,976
Salisbury Receivables Co. LLC
3.750%, 05/05/26	2,000,000	1,992,294
Verto Capital I-A LLC
3.720%, 04/02/26	2,000,000	1,999,578
3.800%, 04/24/26	5,000,000	4,987,090
		23,976,116
Repurchase Agreements—2.0%
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.550%, due on 04/01/26 with a maturity value of $15,001,479; collateralized by U.S. Treasury Note at 4.000%, maturing 07/31/29, with a market value of $15,300,005	15,000,000	15,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $30,636,708; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $30,600,397	30,000,000	30,000,000
BHFTI-50

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $10,445,720; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $10,653,557	10,444,661	$10,444,661
		55,444,661
Time Deposits—0.2%
DZ Bank AG
3.610%, 04/01/26	5,000,000	5,000,000
Svenska NY
3.610%, 04/01/26	2,000,000	2,000,000
		7,000,000
Total Securities Lending Reinvestments (Cost $167,383,784)		167,381,328
Total Investments—101.7% (Cost $2,500,668,259)		2,824,039,320
Other assets and liabilities (net)—(1.7)%		(48,159,707)
Net Assets—100.0%		$2,775,879,613

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $275,395,777 and the collateral received consisted of cash in the amount of $167,341,738 and non-cash collateral with a value of $107,703,858. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(e)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying ETFs for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying ETFs’ net assets. Transactions in the Underlying ETFs for the period ended March 31, 2026 were as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
iShares Core MSCI EAFE ETF	$716,316,061	$—	$(5,812,409)	$2,346,866	$6,595,104	$719,445,622
iShares Core S&P 500 ETF	479,694,989	—	(26,026,330)	5,344,833	(26,128,612)	432,884,880
iShares Core U.S. Aggregate Bond ETF	425,554,421	13,572,404	(31,610,563)	916,365	(3,656,720)	404,775,907
iShares U.S. Real Estate ETF	57,982,427	—	—	—	413,763	58,396,190
	$1,679,547,898	$13,572,404	$(63,449,302)	$8,608,064	$(22,776,465)	$1,615,502,599

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2026
iShares Core MSCI EAFE ETF	$—	7,947,041
iShares Core S&P 500 ETF	1,181,944	662,704
iShares Core U.S. Aggregate Bond ETF	2,818,101	4,077,525
iShares U.S. Real Estate ETF	170,059	617,557
	$4,170,104
BHFTI-51

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	160,996,115	GSI	06/17/26	USD	113,651,182	$(2,695,214)
AUD	5,705,000	JPMC	06/17/26	USD	4,087,500	(155,705)
CAD	98,186,779	JPMC	06/17/26	USD	72,175,994	(1,358,861)
CAD	4,442,000	UBSA	06/17/26	USD	3,277,491	(73,702)
JPY	323,147,199	HSBC	06/17/26	USD	2,077,089	(27,944)
JPY	45,014,447,264	JPMC	06/17/26	USD	289,244,256	(3,798,176)

Contracts to Deliver
AUD	6,418,000	GSI	06/17/26	USD	4,410,616	(12,567)
AUD	6,550,000	GSI	06/17/26	USD	4,623,809	109,653
AUD	51,074,275	JPMC	06/17/26	USD	35,742,763	543,183
AUD	49,602,826	JPMC	06/17/26	USD	34,857,473	671,993
CAD	4,830,000	JPMC	06/17/26	USD	3,550,479	66,845
EUR	5,146,875	JPMC	06/17/26	USD	6,019,378	49,689
GBP	30,000	HSBC	06/17/26	USD	40,111	412
JPY	1,516,387,000	GSI	06/17/26	USD	9,624,701	8,972

Cross Currency Contracts to Buy
EUR	4,739,218	UBSA	06/17/26	JPY	862,277,000	28,981
Net Unrealized Depreciation						$(6,642,441)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Futures	06/19/26	206	USD	29,881,330	$115,696
Russell 2000 Index E-Mini Futures	06/18/26	421	USD	52,881,810	112,698
S&P 500 Index E-Mini Futures	06/18/26	351	USD	115,316,663	(2,723,649)
TOPIX Index Futures	06/11/26	165	JPY	5,781,600,000	(683,038)

Futures Contracts—Short
Euro STOXX 50 Index Futures	06/19/26	(36)	EUR	(1,978,200)	83,137
MSCI EAFE Index Futures	06/19/26	(151)	USD	(21,903,305)	(344,581)
NASDAQ 100 Index E-Mini Futures	06/18/26	(209)	USD	(99,964,700)	3,574,631
U.S. Treasury Ultra Long Bond Futures	06/18/26	(1,853)	USD	(215,990,313)	6,958,864
Net Unrealized Appreciation					$7,093,758
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.658%	Annually	04/06/35	USD	241,695,426	$(2,915,716)	$(584,616)	$(2,331,100)
Pay	12M SOFR	Annually	3.663%	Annually	11/09/35	USD	204,000,000	(2,995,546)	3,646	(2,999,192)
Pay	12M SOFR	Annually	3.768%	Annually	03/09/35	USD	391,779,552	(1,334,568)	165,071	(1,499,639)
Totals								$(7,245,830)	$(415,899)	$(6,829,931)
BHFTI-52

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M UST	Quarterly	05/29/26	JPMC	S&P GSCI Commodity Total Return Index	USD	94,873,825	$23,272,029	$—	$23,272,029
Securities in the amount of $29,655,224 have been received at the custodian bank as collateral for OTC derivative contracts.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$2,445,925,368	$—	$—	$2,445,925,368
Short-Term Investments
Repurchase Agreement	—	3,761,211	—	3,761,211
Short-Term Investment Funds	206,971,413	—	—	206,971,413
Total Short-Term Investments	206,971,413	3,761,211	—	210,732,624
Securities Lending Reinvestments
Short-Term Investment Funds	20,000,000	—	—	20,000,000
Certificates of Deposit	—	60,960,551	—	60,960,551
Commercial Paper	—	23,976,116	—	23,976,116
Repurchase Agreements	—	55,444,661	—	55,444,661
Time Deposits	—	7,000,000	—	7,000,000
Total Securities Lending Reinvestments	20,000,000	147,381,328	—	167,381,328
Total Investments	$2,672,896,781	$151,142,539	$—	$2,824,039,320
Collateral for Securities Loaned (Liability)	$—	$(167,341,738)	$—	$(167,341,738)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,479,728	$—	$1,479,728
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(8,122,169)	—	(8,122,169)
Total Forward Contracts	$—	$(6,642,441)	$—	$(6,642,441)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$10,845,026	$—	$—	$10,845,026
Futures Contracts (Unrealized Depreciation)	(3,751,268)	—	—	(3,751,268)
Total Futures Contracts	$7,093,758	$—	$—	$7,093,758
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(6,829,931)	$—	$(6,829,931)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$23,272,029	$—	$23,272,029

*	See Consolidated Schedule of Investments for additional detailed categorizations.
BHFTI-53

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—90.1% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 1.6%
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/31 (144A) (a)	2,173,000	$2,276,642
7.500%, 06/01/29 (144A) (a)	3,116,000	3,129,150
7.500%, 03/15/33 (144A) (a)	1,829,000	1,936,907
7.750%, 04/15/28 (144A)	850,000	854,033
7.875%, 04/01/30 (144A) (a)	2,730,000	2,856,953
CMG Media Corp.
8.875%, 06/18/29 (144A) (a)	635,000	549,064
Lamar Media Corp.
5.375%, 11/01/33 (144A) (a)	583,000	570,596
Neptune Bidco U.S., Inc.
9.290%, 04/15/29 (144A) (a)	382,000	383,061
9.500%, 02/15/33 (144A)	1,309,000	1,270,043
10.375%, 05/15/31 (144A) (a)	608,000	613,477
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, 01/15/29 (144A) (a)	783,000	754,812
4.625%, 03/15/30 (144A)	345,000	332,865
5.000%, 08/15/27 (144A) (a)	244,000	243,425
7.375%, 02/15/31 (144A)	346,000	360,779
Stagwell Global LLC
5.625%, 08/15/29 (144A) (a)	275,000	261,814
Summer BC Holdco B SARL
5.875%, 02/15/30 (EUR)	100,000	99,422
		16,493,043
Aerospace/Defense — 2.7%
AAR Escrow Issuer LLC
6.750%, 03/15/29 (144A)	852,000	867,167
Bombardier, Inc.
6.750%, 06/15/33 (144A) (a)	928,000	958,353
7.000%, 06/01/32 (144A) (a)	1,094,000	1,135,399
7.250%, 07/01/31 (144A)	90,000	94,312
8.750%, 11/15/30 (144A)	283,000	300,982
Efesto Bidco SpA Efesto U.S. LLC
7.500%, 02/15/32 (144A)	3,769,000	3,749,895
Goat Holdco LLC
6.750%, 02/01/32 (144A) † (a)	673,000	677,125
Moog, Inc.
4.250%, 12/15/27 (144A)	47,000	46,973
5.500%, 10/15/34 (144A)	347,000	348,090
TransDigm, Inc.
6.000%, 01/15/33 (144A)	2,512,000	2,510,590
6.125%, 07/31/34 (144A)	3,270,000	3,216,184
6.250%, 01/31/34 (144A)	539,000	544,946
6.375%, 03/01/29 (144A) (a)	1,903,000	1,938,516
6.375%, 05/31/33 (144A)	3,961,000	3,939,881
6.625%, 03/01/32 (144A)	2,270,000	2,315,105
6.750%, 01/31/34 (144A)	5,124,000	5,191,150
		27,834,668
Agriculture — 0.0%
Darling Ingredients, Inc.
6.000%, 06/15/30 (144A)	186,000	187,300
Tereos Finance Groupe I SA
4.750%, 04/30/27 (EUR)	100,000	115,568
		302,868
Security Description	Principal Amount*	Value
Airlines — 0.2%
Air France-KLM
5.750%, 5Y EUR Swap + 3.580%, 05/21/30 (EUR) (b)	100,000	$112,462
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A)	78,000	77,573
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, 09/20/31 (144A) (a)	891,000	842,047
OneSky Flight LLC
8.875%, 12/15/29 (144A)	625,000	645,135
United Airlines Holdings, Inc.
5.375%, 03/01/31 (a)	834,000	816,750
		2,493,967
Apparel — 0.4%
Beach Acquisition Bidco LLC
5.250%, 07/15/32 (144A) (EUR)	1,140,000	1,263,766
10.000%, 10.750% PIK, 07/15/33 (144A) (c)	2,107,043	2,244,037
Crocs, Inc.
4.125%, 08/15/31 (144A)	165,000	148,473
Levi Strauss & Co.
3.500%, 03/01/31 (144A) (a)	326,000	298,495
4.000%, 08/15/30 (144A) (EUR)	335,000	384,630
PrestigeBidCo GmbH
5.766%, 3M EURIBOR + 3.750%, 07/01/29 (EUR) (b)	100,000	115,440
		4,454,841
Auto Manufacturers — 0.7%
Allison Transmission, Inc.
5.875%, 12/01/33 (144A)	709,000	704,653
Aston Martin Capital Holdings Ltd.
10.375%, 03/31/29 (GBP)	100,000	101,573
Nissan Motor Acceptance Co. LLC
6.125%, 09/30/30 (144A)	1,565,000	1,504,029
Nissan Motor Co. Ltd.
5.250%, 07/17/29 (EUR)	100,000	114,416
6.375%, 07/17/33 (144A) (EUR)	400,000	459,999
7.750%, 07/17/32 (144A)	479,000	485,033
8.125%, 07/17/35 (144A) (a)	1,970,000	2,026,817
RCI Banque SA
4.250%, 05/23/34 (EUR)	100,000	113,681
4.750%, 5Y EUR Swap + 2.200%, 03/24/37 (EUR) (b)	100,000	111,878
5.500%, 5Y EUR Swap + 2.750%, 10/09/34 (EUR) (b)	100,000	117,154
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000%, 01/15/31 (144A)	636,000	617,986
Stellantis NV
6.250%, 5Y EUR Swap + 3.771%, 03/16/31 (EUR) (b)	100,000	110,324
6.875%, 5Y EUR Swap + 4.239%, 12/16/33 (EUR) (b)	100,000	108,957
8.250%, 5Y UKG + 4.079%, 06/16/32 (GBP) (b)	100,000	126,490
Volkswagen International Finance NV
5.994%, 8Y EUR Swap + 3.494%, 11/15/33 (EUR) (b)	100,000	115,528
		6,818,518
Auto Parts & Equipment — 1.2%
American Axle & Manufacturing, Inc.
6.375%, 10/15/32 (144A)	420,000	415,692
7.750%, 10/15/33 (144A) (a)	439,000	427,366
BHFTI-54

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Auto Parts & Equipment—(Continued)
Aptiv Swiss Holdings Ltd.
6.875%, 5Y H15 + 3.385%, 12/15/54 (b)	600,000	$605,591
Clarios Global LP/Clarios U.S. Finance Co.
4.750%, 06/15/31 (EUR)	100,000	113,489
4.750%, 06/15/31 (144A) (EUR)	770,000	873,868
6.750%, 05/15/28 (144A)	679,000	685,607
6.750%, 02/15/30 (144A)	1,341,000	1,371,173
6.750%, 09/15/32 (144A) (a)	2,757,000	2,779,056
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125%, 04/15/31 (144A)	558,000	550,086
Dana, Inc.
4.250%, 09/01/30	123,000	116,365
4.500%, 02/15/32	200,000	186,641
Forvia SE
5.500%, 06/15/31 (EUR)	100,000	114,440
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.750%, 05/31/32 (144A) (a)	316,000	327,194
Goodyear Tire & Rubber Co.
5.000%, 07/15/29 (a)	234,000	221,437
6.625%, 07/15/30 (a)	302,000	295,320
IHO Verwaltungs GmbH
6.750%, 7.500% PIK, 11/15/29 (EUR) (c)	100,000	119,859
Qnity Electronics, Inc.
5.750%, 08/15/32 (144A)	777,000	777,925
6.250%, 08/15/33 (144A)	966,000	976,758
Schaeffler AG
4.250%, 04/01/28 (EUR)	100,000	114,232
4.500%, 08/14/26 (EUR)	100,000	115,455
4.750%, 08/14/29 (EUR)	100,000	114,996
Tenneco, Inc.
8.000%, 11/17/28 (144A)	1,037,000	1,033,312
ZF Europe Finance BV
5.500%, 02/17/32 (EUR)	100,000	109,047
7.000%, 06/12/30 (EUR)	200,000	235,810
		12,680,719
Banks — 2.4%
Abanca Corp. Bancaria SA
4.625%, 5Y EUR Swap + 2.450%, 12/11/36 (EUR) (b)	100,000	115,607
Banca Monte dei Paschi di Siena SpA
4.375%, 5Y EUR Swap + 2.150%, 10/02/35 (EUR) (b)	200,000	229,466
Banco Bilbao Vizcaya Argentaria SA
6.875%, 5Y EUR Swap + 4.267%, 12/13/30 (EUR) (b)	200,000	241,725
Banco Espirito Santo SA
2.625%, 05/08/17 (EUR) (d)	400,000	101,715
4.750%, 01/15/18 (EUR) (d)	1,000,000	254,287
Bank of America Corp.
6.250%, 5Y H15 + 2.351%, 07/26/30 (b)	870,000	875,240
6.625%, 5Y H15 + 2.684%, 05/01/30 (b)	2,290,000	2,347,811
Barclays PLC
7.625%, 5Y USD SOFR ICE Swap + 3.686%, 03/15/35 (b)	600,000	605,820
8.000%, 5Y H15 + 5.431%, 03/15/29 (b)	200,000	206,952
9.625%, 5Y USD SOFR ICE Swap + 5.775%, 12/15/29 (b)	2,645,000	2,885,047
Citigroup, Inc.
6.625%, 5Y H15 + 3.001%, 02/15/31 (b)	690,000	690,518
6.750%, 5Y H15 + 2.572%, 02/15/30 (b)	1,088,000	1,087,510
Security Description	Principal Amount*	Value
Banks—(Continued)
Citigroup, Inc.
6.875%, 5Y H15 + 2.890%, 08/15/30 (b)	520,000	$523,670
6.950%, 5Y H15 + 2.726%, 02/15/30 (a) (b)	430,000	433,193
7.000%, 10Y H15 + 2.757%, 08/15/34 (a) (b)	465,000	478,570
7.125%, 5Y H15 + 2.693%, 08/15/29 (b)	1,490,000	1,504,650
Deutsche Bank AG
6.750%, 5Y EUR Swap + 4.036%, 10/30/34 (EUR) (b)	200,000	227,991
7.375%, 5Y EUR Swap + 5.112%, 10/30/31 (EUR) (b)	200,000	239,339
First-Citizens Bank & Trust Co.
6.000%, 04/01/36	1,604,000	1,606,243
Goldman Sachs Group, Inc.
6.125%, 10Y H15 + 2.400%, 11/10/34 (a) (b)	1,475,000	1,467,326
6.850%, 5Y H15 + 2.461%, 02/10/30 (b)	526,000	536,159
NatWest Group PLC
8.125%, 5Y H15 + 3.752%, 11/10/33 (b)	590,000	638,691
PNC Financial Services Group, Inc.
6.250%, 7Y H15 + 2.808%, 03/15/30 (b)	311,000	313,729
Toronto-Dominion Bank
7.250%, 5Y H15 + 2.977%, 07/31/84 (b)	1,085,000	1,103,684
UBS Group AG
6.600%, 5Y USD SOFR ICE Swap + 3.122%, 08/05/30 (144A) (b)	400,000	390,414
6.625%, 5Y USD SOFR ICE Swap + 3.240%, 01/08/31 (144A) (b)	600,000	584,264
6.850%, 5Y USD SOFR ICE Swap + 3.630%, 09/10/29 (144A) (b)	200,000	198,206
7.000%, 5Y USD SOFR ICE Swap + 3.077%, 02/10/30 (144A) (b)	400,000	396,149
7.000%, 5Y USD SOFR ICE Swap + 3.296%, 02/05/35 (144A) (b)	800,000	777,662
7.000%, 5Y USD SOFR ICE Swap + 3.321%, 01/08/36 (144A) (b)	800,000	773,376
7.125%, 5Y USD SOFR ICE Swap + 3.179%, 08/10/34 (144A) (b)	600,000	588,522
7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (a) (b)	1,000,000	1,030,421
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (b)	400,000	426,330
9.250%, 5Y H15 + 4.758%, 11/13/33 (144A) (b)	1,000,000	1,126,239
Walker & Dunlop, Inc.
6.625%, 04/01/33 (144A) (a)	395,000	386,184
		25,392,710
Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc.
5.500%, 02/15/34 (144A)	955,000	940,251
Genmab AS/Genmab Finance LLC
6.250%, 12/15/32 (144A)	486,000	498,263
7.250%, 12/15/33 (144A)	1,194,000	1,249,797
		2,688,311
Building Materials — 1.7%
AmeriTex HoldCo Intermediate LLC
7.625%, 08/15/33 (144A) (a)	618,000	637,929
Builders FirstSource, Inc.
6.375%, 03/01/34 (144A)	444,000	438,324
6.750%, 05/15/35 (144A)	460,000	459,559
BHFTI-55

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Building Materials—(Continued)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.375%, 12/15/30 (EUR)	100,000	$117,651
6.625%, 12/15/30 (144A)	3,303,000	3,359,346
6.750%, 07/15/31 (144A) (a)	423,000	435,037
HT Troplast GmbH
9.375%, 07/15/28 (EUR)	100,000	117,012
JELD-WEN Holding, Inc.
7.000%, 09/01/32 (144A) (a)	189,000	88,114
JELD-WEN, Inc.
4.875%, 12/15/27 (144A) (a)	648,000	439,365
New Enterprise Stone & Lime Co., Inc.
5.250%, 07/15/28 (144A)	222,000	218,713
9.750%, 07/15/28 (144A)	470,000	469,524
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A)	3,282,000	3,327,958
6.750%, 03/01/33 (144A)	963,000	978,061
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28 (144A) (a)	204,000	202,462
Standard Building Solutions, Inc.
5.875%, 03/15/34 (144A)	1,088,000	1,049,038
6.250%, 08/01/33 (144A)	1,679,000	1,660,120
6.500%, 08/15/32 (144A)	1,501,000	1,501,776
Standard Industries, Inc.
3.375%, 01/15/31 (144A) (a)	461,000	413,225
4.375%, 07/15/30 (144A)	857,000	807,778
Wilsonart LLC
11.000%, 08/15/32 (144A) (a)	959,000	695,162
		17,416,154
Chemicals — 3.0%
Advancion Sciences, Inc.
9.250%, 10.000% PIK, 11/01/26 (144A) (c)	918,922	746,624
Avient Corp.
6.250%, 11/01/31 (144A) (a)	164,000	165,145
Celanese U.S. Holdings LLC
6.750%, 04/15/33 (a)	497,000	509,904
7.000%, 02/15/31 (a)	69,000	70,849
7.375%, 02/15/34	587,000	601,396
Chemours Co.
4.625%, 11/15/29 (144A) (a)	1,065,000	998,709
5.750%, 11/15/28 (144A) (a)	1,931,000	1,911,930
7.875%, 03/15/34 (144A)	561,000	560,837
Consolidated Energy Finance SA
5.625%, 10/15/28 (144A) (a)	150,000	139,688
Element Solutions, Inc.
3.875%, 09/01/28 (144A)	3,055,000	2,974,448
FMC Corp.
3.450%, 10/01/29 (a)	524,000	468,060
4.500%, 10/01/49 (a)	155,000	95,917
6.375%, 05/18/53 (a)	111,000	83,635
HB Fuller Co.
4.250%, 10/15/28	257,000	248,181
Herens Holdco SARL
4.750%, 05/15/28 (144A)	400,000	336,160
Ingevity Corp.
3.875%, 11/01/28 (144A)	191,000	183,350
Security Description	Principal Amount*	Value
Chemicals—(Continued)
Itelyum Regeneration SpA
5.750%, 04/15/30 (EUR)	100,000	$114,012
Kronos International, Inc.
9.500%, 03/15/29 (EUR)	200,000	198,596
Lune Holdings SARL
5.625%, 11/15/28 (EUR)	100,000	2,470
Methanex U.S. Operations, Inc.
6.250%, 03/15/32 (144A) (a)	382,000	390,811
Minerals Technologies, Inc.
5.000%, 07/01/28 (144A)	365,000	358,811
Olympus Water U.S. Holding Corp.
5.375%, 10/01/29 (EUR)	100,000	106,738
6.125%, 02/15/33 (EUR)	100,000	111,101
6.750%, 08/01/32 (144A) (a)	1,841,000	1,753,228
7.250%, 06/15/31 (144A) (a)	2,050,000	2,002,241
7.250%, 02/15/33 (144A) (a)	5,367,000	5,120,661
Perimeter Holdings LLC
6.250%, 01/15/34 (144A)	1,665,000	1,632,949
SK Invictus Intermediate II SARL
5.000%, 10/30/29 (144A)	1,639,000	1,598,630
Solstice Advanced Materials, Inc.
5.625%, 09/30/33 (144A) (a)	1,151,000	1,134,935
WR Grace Holdings LLC
5.625%, 08/15/29 (144A)	3,744,000	3,443,430
6.625%, 08/15/32 (144A) (a)	1,932,000	1,882,455
7.000%, 08/01/33 (144A)	839,000	814,816
7.375%, 03/01/31 (144A)	724,000	725,868
		31,486,585
Commercial Services — 6.1%
ADT Security Corp.
4.875%, 07/15/32 (144A) (a)	513,000	479,182
5.875%, 10/15/33 (144A) (a)	1,264,000	1,224,196
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000%, 05/21/30 (144A)	1,505,000	1,538,166
Allied Universal Holdco LLC
7.875%, 02/15/31 (144A) (a)	6,440,000	6,641,025
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, 06/01/29 (144A) (a)	4,800,000	4,638,129
6.875%, 06/15/30 (144A)	2,382,000	2,414,591
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625%, 06/01/28 (144A) (a)	1,733,000	1,693,168
4.625%, 06/01/28 (144A)	2,496,000	2,437,150
Amber Finco PLC
6.625%, 07/15/29 (EUR)	114,000	135,216
APCOA GmbH
6.000%, 04/15/31 (EUR)	100,000	113,199
APi Group DE, Inc.
4.125%, 07/15/29 (144A) (a)	352,000	335,203
4.750%, 10/15/29 (144A)	276,000	267,136
Arena Luxembourg Finance SARL
4.520%, 3M EURIBOR + 2.500%, 05/01/30 (EUR) (b)	100,000	115,250
BCP V Modular Services Finance II PLC
4.750%, 11/30/28 (EUR)	200,000	217,467
6.125%, 11/30/28 (GBP)	100,000	123,740
BHFTI-56

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Belron U.K. Finance PLC
5.750%, 10/15/29 (144A)	932,000	$937,886
Block, Inc.
2.750%, 06/01/26	350,000	348,404
5.625%, 08/15/30 (144A)	955,000	949,723
6.000%, 08/15/33 (144A)	1,261,000	1,240,173
6.500%, 05/15/32	1,381,000	1,393,610
Boels Topholding BV
5.750%, 05/15/30 (EUR)	100,000	116,131
6.250%, 02/15/29 (EUR)	100,000	118,063
Brink's Co.
6.500%, 06/15/29 (144A)	421,000	427,517
6.750%, 06/15/32 (144A)	686,000	694,380
Clarivate Science Holdings Corp.
3.875%, 07/01/28 (144A)	845,000	797,441
4.875%, 07/01/29 (144A) (a)	1,771,000	1,536,672
CompoSecure Holdings LLC
5.625%, 02/01/33 (144A) (a)	2,343,000	2,288,994
Deluxe Corp.
8.125%, 09/15/29 (144A)	317,000	329,073
Garda World Security Corp.
6.000%, 06/01/29 (144A) (a)	175,000	166,569
7.750%, 02/15/28 (144A)	995,000	1,012,181
8.250%, 08/01/32 (144A) (a)	2,277,000	2,253,168
8.375%, 11/15/32 (144A) (a)	3,262,000	3,264,215
Herc Holdings, Inc.
5.750%, 03/15/31 (144A) (a)	406,000	399,856
6.000%, 03/15/34 (144A) (a)	419,000	405,068
6.625%, 06/15/29 (144A)	54,000	54,887
7.000%, 06/15/30 (144A) (a)	1,065,000	1,092,018
7.250%, 06/15/33 (144A)	1,435,000	1,470,505
ION Platform Finance SARL
6.500%, 09/30/30 (EUR)	100,000	95,794
7.875%, 05/01/29 (EUR)	100,000	107,384
ION Platform Finance U.S., Inc.
7.875%, 09/30/32 (144A)	1,435,000	1,110,727
Kapla Holding SAS
5.000%, 04/30/31 (EUR)	100,000	113,655
5.650%, 3M EURIBOR + 3.500%, 07/31/30 (EUR) (b)	100,000	115,145
La Financiere Atalian SAS
8.500%, 5.000% PIK, 06/30/28 (EUR) (c) (d)	155,043	30,617
Loxam SAS
4.250%, 02/15/31 (EUR)	100,000	112,162
6.375%, 05/15/28 (EUR)	100,000	117,531
6.375%, 05/31/29 (EUR)	90,000	106,721
Multiversity SpA
6.276%, 3M EURIBOR + 4.250%, 05/17/31 (EUR) (b)	100,000	115,100
7.125%, 05/17/31 (EUR)	100,000	115,633
RR Donnelley & Sons Co.
9.500%, 08/01/29 (144A)	1,456,000	1,473,769
Sabre Financial Borrower LLC
11.125%, 06/15/29 (144A)	2,022,000	2,069,159
Service Corp. International
4.000%, 05/15/31	653,000	608,684
5.750%, 10/15/32 (a)	2,242,000	2,237,687
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.500%, 05/15/33 (EUR)	100,000	$108,969
5.500%, 05/15/33 (144A) (EUR)	715,000	779,125
6.750%, 08/15/32 (144A)	2,737,000	2,691,415
Sotheby's
7.375%, 10/15/27 (144A)	2,521,000	2,508,923
Sotheby's/Bidfair Holdings, Inc.
5.875%, 06/01/29 (144A)	622,000	583,969
United Rentals North America, Inc.
5.375%, 11/15/33 (144A) (a)	1,476,000	1,435,232
Veritiv Operating Co.
10.500%, 11/30/30 (144A)	399,000	414,660
Wand NewCo 3, Inc.
7.625%, 01/30/32 (144A) (a)	1,230,000	1,257,671
WEX, Inc.
6.500%, 03/15/33 (144A) (a)	999,000	978,592
Williams Scotsman, Inc.
4.625%, 08/15/28 (144A)	251,000	246,921
6.625%, 04/15/30 (144A) (a)	554,000	562,747
7.375%, 10/01/31 (144A) (a)	245,000	251,218
		64,018,562
Computers — 0.5%
Almaviva-The Italian Innovation Co. SpA
5.000%, 10/30/30 (EUR)	100,000	109,533
Amentum Holdings, Inc.
7.250%, 08/01/32 (144A) (a)	231,000	239,041
Atos SE
9.360%, 12/18/29 (EUR) (e)	105,684	137,717
CACI International, Inc.
6.375%, 06/15/33 (144A)	879,000	894,757
Cedacri SpA
7.484%, 3M EURIBOR + 5.500%, 05/15/28 (EUR) (b)	100,000	112,494
Fortress Intermediate 3, Inc.
7.500%, 06/01/31 (144A)	1,359,000	1,350,640
KBR, Inc.
4.750%, 09/30/28 (144A)	515,000	503,580
Science Applications International Corp.
4.875%, 04/01/28 (144A)	264,000	259,809
5.875%, 11/01/33 (144A) (a)	656,000	640,173
Seagate Data Storage Technology Pte. Ltd.
5.750%, 12/01/34 (144A) (a)	225,000	224,156
5.875%, 07/15/30 (144A)	370,000	376,083
8.500%, 07/15/31 (144A)	674,000	706,653
		5,554,636
Cosmetics/Personal Care — 0.1%
Opal Bidco SAS
5.500%, 03/31/32 (EUR)	100,000	112,814
6.500%, 03/31/32 (144A)	663,000	663,639
Perrigo Finance Unlimited Co.
6.125%, 09/30/32	568,000	518,261
		1,294,714
BHFTI-57

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 (144A)	24,000	$22,750
Gates Corp.
6.875%, 07/01/29 (144A) (a)	803,000	823,909
Resideo Funding, Inc.
6.500%, 07/15/32 (144A) (a)	1,190,000	1,172,479
		2,019,138
Diversified Financial Services — 3.7%
Apollo Global Management, Inc.
6.000%, 5Y H15 + 2.168%, 12/15/54 (a) (b)	921,000	863,529
Azorra Finance Ltd.
6.250%, 02/15/34 (144A)	323,000	299,773
7.250%, 01/15/31 (144A) (a)	313,000	316,033
7.750%, 04/15/30 (144A)	428,000	440,828
Brookfield Finance, Inc.
6.300%, 5Y H15 + 2.076%, 01/15/55 (b)	1,480,000	1,417,599
CrossCountry Intermediate HoldCo LLC
6.500%, 10/01/30 (144A)	202,000	192,534
6.750%, 12/01/32 (144A)	164,000	154,316
Focus Financial Partners LLC
6.750%, 09/15/31 (144A) (a)	1,253,000	1,244,413
Freedom Mortgage Holdings LLC
6.875%, 05/01/31 (144A)	170,000	158,934
8.375%, 04/01/32 (144A)	62,000	60,989
9.125%, 05/15/31 (144A)	799,000	812,184
Garfunkelux Holdco 3 SA
9.000%, 09/01/28 (EUR)	159,000	184,693
GGAM Finance Ltd.
5.875%, 03/15/30 (144A)	242,000	241,115
6.875%, 04/15/29 (144A) (a)	701,000	716,594
8.000%, 06/15/28 (144A) (a)	335,000	347,682
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27 (144A)	1,156,000	1,172,808
Intrum Investments & Financing AB
8.000%, 09/11/27 (EUR)	142,000	163,166
Jane Street Group/JSG Finance, Inc.
6.125%, 11/01/32 (144A)	206,000	203,711
6.750%, 05/01/33 (144A)	685,000	694,979
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	14,044
4.750%, 01/16/14 (EUR) (d)	2,140,000	6,679
5.375%, 10/17/12 (EUR) (d)	350,000	1,092
Midcap Financial Issuer Trust
5.625%, 01/15/30 (144A) (a)	800,000	745,488
6.500%, 05/01/28 (144A)	1,000,000	970,384
Navient Corp.
7.875%, 06/15/32 (a)	374,000	333,439
9.375%, 07/25/30	174,000	169,623
OneMain Finance Corp.
4.000%, 09/15/30 (a)	437,000	394,647
5.375%, 11/15/29	985,000	949,848
6.125%, 05/15/30	914,000	893,747
6.500%, 03/15/33 (a)	982,000	938,719
6.625%, 05/15/29	425,000	425,413
6.750%, 03/15/32	916,000	888,737
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
OneMain Finance Corp.
6.750%, 09/15/33	1,808,000	$1,733,606
7.125%, 11/15/31 (a)	947,000	938,284
7.125%, 09/15/32 (a)	348,000	342,730
7.500%, 05/15/31	181,000	181,967
7.875%, 03/15/30	567,000	585,131
Osaic Holdings, Inc.
6.750%, 08/01/32 (144A)	947,000	947,118
8.000%, 08/01/33 (144A) (a)	1,582,000	1,561,754
PennyMac Financial Services, Inc.
6.750%, 02/15/34 (144A)	385,000	360,298
6.875%, 05/15/32 (144A) (a)	1,007,000	971,747
7.125%, 11/15/30 (144A)	345,000	342,852
7.875%, 12/15/29 (144A)	554,000	566,723
Phoenix Aviation Capital Ltd.
9.250%, 07/15/30 (144A) (a)	2,686,000	2,702,895
PRA Group Europe Holding II SARL
6.250%, 09/30/32 (EUR)	101,000	110,413
Rocket Cos., Inc.
6.125%, 08/01/30 (144A)	2,586,000	2,609,861
6.375%, 08/01/33 (144A)	2,448,000	2,474,301
6.500%, 08/01/29 (144A)	1,062,000	1,073,953
7.125%, 02/01/32 (144A)	1,529,000	1,575,991
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/26 (144A) (a)	912,000	902,134
3.875%, 03/01/31 (144A)	95,000	87,664
4.000%, 10/15/33 (144A) (a)	75,000	67,228
Titanium 2l Bondco SARL
6.250%, 01/14/31 (EUR) (c)	437,300	73,291
UWM Holdings LLC
6.250%, 03/15/31 (144A) (a)	1,405,000	1,279,513
6.625%, 02/01/30 (144A) (a)	780,000	735,674
		38,642,868
Electric — 3.2%
AES Corp.
7.600%, 5Y H15 + 3.201%, 01/15/55 (b)	770,000	763,777
Alpha Generation LLC
6.750%, 10/15/32 (144A) (a)	882,000	894,906
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375%, 02/15/32 (144A)	587,000	573,543
CenterPoint Energy, Inc.
6.850%, 5Y H15 + 2.946%, 02/15/55 (b)	227,000	237,842
Clearway Energy Operating LLC
3.750%, 01/15/32 (144A)	571,000	520,502
ContourGlobal Power Holdings SA
4.375%, 07/31/31 (EUR)	100,000	109,457
6.750%, 02/28/30 (144A)	1,400,000	1,415,736
Dominion Energy, Inc.
6.625%, 5Y H15 + 2.207%, 05/15/55 (b)	175,000	177,679
Duke Energy Corp.
6.450%, 5Y H15 + 2.588%, 09/01/54 (a) (b)	400,000	413,057
EDP SA
1.875%, 5Y EUR Swap + 2.380%, 08/02/81 (EUR) (b)	100,000	114,841
4.750%, 5Y EUR Swap + 2.052%, 05/29/54 (EUR) (b)	100,000	116,183
BHFTI-58

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Electric—(Continued)
Electricite de France SA
2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (EUR) (b)	200,000	$229,132
3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (b)	200,000	227,413
4.375%, 5Y EUR Swap + 2.074%, 01/06/31 (EUR) (b)	100,000	112,040
5.125%, 5Y EUR Swap + 2.943%, 09/17/29 (EUR) (b)	200,000	233,125
Enel SpA
4.250%, 5Y EUR Swap + 2.009%, 01/14/30 (EUR) (b)	100,000	113,864
Lightning Power LLC
7.250%, 08/15/32 (144A) †	237,000	246,356
NextEra Energy Capital Holdings, Inc.
6.375%, 5Y H15 + 2.053%, 08/15/55 (b)	640,000	652,001
6.750%, 5Y H15 + 2.457%, 06/15/54 (b)	395,000	408,641
NRG Energy, Inc.
5.750%, 01/15/34 (144A)	2,215,000	2,184,930
6.000%, 02/01/33 (144A) (a)	1,956,000	1,956,499
6.000%, 01/15/36 (144A) (a)	4,190,000	4,151,901
6.250%, 11/01/34 (144A) (a)	1,206,000	1,215,614
10.250%, 5Y H15 + 5.920%, 03/15/28 (144A) (a) (b)	1,395,000	1,504,816
Orsted AS
2.500%, 5Y UKG + 2.136%, 12/31/99 (GBP) (b)	100,000	100,283
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500%, 08/15/28 (144A)	109,000	106,433
PG&E Corp.
6.850%, 5Y H15 + 3.225%, 09/15/56 (b)	968,000	956,508
Talen Energy Supply LLC
8.625%, 06/01/30 (144A)	171,000	179,392
TransAlta Corp.
5.875%, 02/01/34	576,000	572,123
Vistra Corp.
7.000%, 5Y H15 + 5.740%, 12/15/26 (144A) (b)	2,192,000	2,194,810
8.000%, 5Y H15 + 6.930%, 10/15/26 (144A) (b)	492,000	497,215
Vistra Operations Co. LLC
6.875%, 04/15/32 (144A)	902,000	933,522
7.750%, 10/15/31 (144A)	402,000	421,088
VoltaGrid LLC
7.375%, 11/01/30 (144A) †	4,253,000	4,392,537
XPLR Infrastructure Operating Partners LP
7.750%, 04/15/34 (144A) (a)	2,227,000	2,299,939
8.375%, 01/15/31 (144A) (a)	2,098,000	2,208,567
8.625%, 03/15/33 (144A)	241,000	254,597
		33,690,869
Electrical Components & Equipment — 0.2%
Prysmian SpA
5.250%, 5Y EUR Swap + 3.012%, 05/21/30 (EUR) (b)	100,000	117,352
WESCO Distribution, Inc.
5.250%, 04/15/31 (144A) (a)	545,000	541,747
5.500%, 04/15/34 (144A) (a)	866,000	852,879
6.375%, 03/15/33 (144A) (a)	425,000	432,974
		1,944,952
Electronics — 0.3%
Coherent Corp.
5.000%, 12/15/29 (144A) (a)	779,000	764,061
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A)	210,000	194,779
Security Description	Principal Amount*	Value
Electronics—(Continued)
Sensata Technologies, Inc.
4.375%, 02/15/30 (144A)	956,000	$914,255
6.625%, 07/15/32 (144A) (a)	1,255,000	1,280,080
		3,153,175
Engineering & Construction — 0.5%
AECOM
6.000%, 08/01/33 (144A)	1,305,000	1,303,566
Arcosa, Inc.
6.875%, 08/15/32 (144A) (a)	737,000	755,162
Brand Industrial Services, Inc.
10.375%, 08/01/30 (144A) (a)	2,434,000	2,224,464
Dycom Industries, Inc.
4.500%, 04/15/29 (144A)	304,000	294,876
Heathrow Finance PLC
4.125%, 09/01/29 (GBP) (e)	100,000	123,437
6.625%, 03/01/31 (GBP)	100,000	131,269
Weekley Homes LLC/Weekley Finance Corp.
6.750%, 01/15/34 (144A)	459,000	439,606
		5,272,380
Entertainment — 2.3%
Allwyn Entertainment Financing U.K. PLC
7.250%, 04/30/30 (EUR)	90,000	107,491
Boyne USA, Inc.
4.750%, 05/15/29 (144A)	570,000	552,898
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.750%, 01/15/33 (144A)	624,000	606,576
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (a)	743,000	714,688
6.500%, 02/15/32 (144A)	780,000	770,919
7.000%, 02/15/30 (144A)	1,444,000	1,461,833
Churchill Downs, Inc.
5.750%, 04/01/30 (144A)	1,741,000	1,721,784
6.750%, 05/01/31 (144A) (a)	1,709,000	1,741,131
Cinemark USA, Inc.
7.000%, 08/01/32 (144A) (a)	200,000	205,497
Cirsa Finance International SARL
5.150%, 3M EURIBOR + 3.000%, 10/15/32 (EUR) (b)	100,000	115,046
Discovery Global Holdings, Inc.
4.279%, 03/15/32 (a)	1,121,000	992,085
5.050%, 03/15/42	3,318,000	2,185,917
Entain PLC
4.875%, 11/30/31 (EUR)	100,000	113,460
Flutter Treasury DAC
4.000%, 06/04/31 (EUR)	100,000	111,564
Great Canadian Gaming Corp./Raptor LLC
8.750%, 11/15/29 (144A)	819,000	799,022
Light & Wonder International, Inc.
6.250%, 10/01/33 (144A) (a)	365,000	357,587
7.250%, 11/15/29 (144A)	290,000	295,626
7.500%, 09/01/31 (144A) (a)	495,000	508,019
Live Nation Entertainment, Inc.
3.750%, 01/15/28 (144A)	249,000	242,833
4.750%, 10/15/27 (144A)	47,000	46,708
BHFTI-59

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Entertainment—(Continued)
Merlin Entertainments Group U.S. Holdings, Inc.
7.375%, 02/15/31 (144A) (a)	800,000	$667,657
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	266,000	257,972
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.250%, 04/15/30 (144A) (a)	682,000	698,184
Motion Bondco DAC
6.625%, 11/15/27 (144A)	415,000	397,245
Odeon Finco PLC
12.750%, 11/01/27 (144A)	400,000	411,732
Pinewood Finco PLC
6.000%, 03/27/30 (GBP)	125,000	161,413
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, 09/01/29 (144A)	307,000	187,270
5.875%, 09/01/31 (144A)	450,000	247,500
Rivers Enterprise Borrower LLC
6.250%, 10/15/30 (144A)	389,000	388,018
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.625%, 02/01/33 (144A)	458,000	454,552
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, 03/01/30 (144A) (a)	745,000	640,903
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC
8.625%, 01/15/32 (144A)	309,000	309,499
Starz Capital Holdings 1, Inc.
6.000%, 04/15/30 (144A)	960,000	880,800
Vail Resorts, Inc.
5.625%, 07/15/30 (144A) (a)	516,000	511,731
6.500%, 05/15/32 (144A) (a)	562,000	568,334
Voyager Parent LLC
9.250%, 07/01/32 (144A) (a)	832,000	863,794
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A)	370,000	365,216
6.250%, 03/15/33 (144A)	1,230,000	1,217,207
7.125%, 02/15/31 (144A)	1,351,000	1,416,179
		24,295,890
Environmental Control — 1.1%
Biffa Group Holdings Ltd.
5.250%, 06/15/31 (EUR)	100,000	111,815
7.375%, 06/15/31 (GBP)	100,000	129,249
Clean Harbors, Inc.
5.125%, 07/15/29 (144A) (a)	402,000	397,064
GFL Environmental Holdings U.S., Inc.
5.500%, 02/01/34 (144A) (a)	1,296,000	1,271,111
GFL Environmental, Inc.
4.000%, 08/01/28 (144A) (a)	476,000	462,730
4.375%, 08/15/29 (144A)	689,000	670,344
4.750%, 06/15/29 (144A)	384,000	376,763
6.750%, 01/15/31 (144A) (a)	921,000	953,076
Luna 1.5 SARL
10.500%, 07/01/32 (144A) (EUR) (c)	300,000	367,560
Madison IAQ LLC
4.125%, 06/30/28 (144A)	583,000	569,354
Security Description	Principal Amount*	Value
Environmental Control—(Continued)
Madison IAQ LLC
5.875%, 06/30/29 (144A)	1,613,000	$1,581,804
Paprec Holding SA
4.125%, 07/15/30 (EUR)	100,000	113,347
Reworld Holding Corp.
4.875%, 12/01/29 (144A)	438,000	410,608
Waste Pro USA, Inc.
7.000%, 02/01/33 (144A)	3,644,000	3,684,999
		11,099,824
Food — 1.9%
Albertsons Cos., Inc.
5.625%, 03/31/32 (144A) (a)	391,000	384,946
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.500%, 03/31/31 (144A)	445,000	439,959
5.750%, 03/31/34 (144A) (a)	1,569,000	1,535,025
6.250%, 03/15/33 (144A) (a)	416,000	418,789
B&G Foods, Inc.
8.000%, 09/15/28 (144A) (a)	238,000	234,360
Bellis Acquisition Co. PLC
8.125%, 05/14/30 (GBP)	180,000	219,705
Chobani Holdco II LLC
8.750%, 9.500% PIK, 10/01/29 (144A) (c)	3,788,148	4,030,196
Chobani LLC/Chobani Finance Corp., Inc.
4.625%, 11/15/28 (144A)	1,047,000	1,029,228
7.625%, 07/01/29 (144A)	2,262,000	2,311,441
Darling Global Finance BV
4.500%, 07/15/32 (EUR)	100,000	115,014
4.500%, 07/15/32 (144A) (EUR)	400,000	460,058
Fiesta Purchaser, Inc.
7.875%, 03/01/31 (144A)	51,000	51,921
9.625%, 09/15/32 (144A)	237,000	241,378
Froneri Lux FinCo SARL
4.750%, 08/01/32 (EUR)	200,000	218,369
Irca SpA/Gallarate
5.900%, 3M EURIBOR + 3.750%, 12/15/29 (EUR) (b)	100,000	115,768
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.000%, 02/15/29 (144A)	431,000	448,693
Lamb Weston Holdings, Inc.
4.375%, 01/31/32 (144A)	627,000	582,453
Lion/Polaris Lux Midco SARL
5.641%, 3M EURIBOR + 3.625%, 07/01/29 (EUR) (b)	100,000	115,348
Market Bidco Finco PLC
6.750%, 01/31/31 (EUR)	100,000	111,035
Ocado Group PLC
11.000%, 06/15/30 (GBP)	100,000	131,969
Performance Food Group, Inc.
4.250%, 08/01/29 (144A)	259,000	248,786
5.625%, 03/01/34 (144A)	1,649,000	1,590,448
6.125%, 09/15/32 (144A) (a)	657,000	658,214
Post Holdings, Inc.
6.250%, 02/15/32 (144A)	25,000	25,259
6.250%, 10/15/34 (144A) (a)	981,000	960,601
6.375%, 03/01/33 (144A) (a)	624,000	614,729
BHFTI-60

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Food—(Continued)
Post Holdings, Inc.
6.500%, 03/15/36 (144A) (a)	1,360,000	$1,331,876
Premier Foods Finance PLC
3.500%, 10/15/26 (GBP)	100,000	130,892
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, 03/01/29 (144A) (a)	652,000	627,476
United Natural Foods, Inc.
6.750%, 10/15/28 (144A)	464,000	464,366
		19,848,302
Food Service — 0.0%
Aramark Services, Inc.
5.000%, 02/01/28 (144A)	236,000	234,607
Elior Group SA
5.625%, 03/15/30 (EUR)	125,000	145,825
		380,432
Forest Products & Paper — 0.0%
Ahlstrom Holding 3 OYJ
3.625%, 02/04/28 (EUR)	100,000	112,275
Sappi Papier Holding GmbH
4.500%, 03/15/32 (EUR)	100,000	103,133
		215,408
Gas — 1.0%
AltaGas Ltd.
7.200%, 5Y H15 + 3.573%, 10/15/54 (144A) (b)	560,000	567,827
AmeriGas Partners LP/AmeriGas Finance Corp.
9.500%, 06/01/30 (144A)	340,000	360,202
Venture Global Plaquemines LNG LLC
6.125%, 12/15/30 (144A) (a)	1,680,000	1,727,756
6.500%, 01/15/34 (144A)	2,384,000	2,485,187
6.750%, 01/15/36 (144A)	2,935,000	3,108,611
7.500%, 05/01/33 (144A) (a)	721,000	792,526
7.750%, 05/01/35 (144A)	1,340,000	1,501,842
		10,543,951
Hand/Machine Tools — 0.0%
IMA Industria Macchine Automatiche SpA
3.750%, 01/15/28 (EUR)	100,000	113,514
5.766%, 3M EURIBOR + 3.750%, 04/15/29 (EUR) (b)	200,000	231,198
		344,712
Healthcare-Products — 1.0%
Avantor Funding, Inc.
3.875%, 07/15/28 (EUR)	100,000	114,608
4.625%, 07/15/28 (144A)	766,000	747,626
Bausch & Lomb Corp.
8.375%, 10/01/28 (144A)	3,047,000	3,146,027
Hologic, Inc.
3.250%, 02/15/29 (144A)	40,000	39,931
Insulet Corp.
6.500%, 04/01/33 (144A)	507,000	517,496
Security Description	Principal Amount*	Value
Healthcare-Products—(Continued)
Medline Borrower LP
5.250%, 10/01/29 (144A)	4,263,000	$4,225,457
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250%, 04/01/29 (144A) (a)	872,000	888,553
Neogen Food Safety Corp.
8.625%, 07/20/30 (144A)	271,000	284,638
		9,964,336
Healthcare-Services — 2.6%
Acadia Healthcare Co., Inc.
7.375%, 03/15/33 (144A) (a)	280,000	286,671
AHP Health Partners, Inc.
5.750%, 07/15/29 (144A)	1,109,000	1,096,716
Charles River Laboratories International, Inc.
4.000%, 03/15/31 (144A)	100,000	93,029
CHS/Community Health Systems, Inc.
4.750%, 02/15/31 (144A) (a)	950,000	875,828
5.250%, 05/15/30 (144A)	2,685,000	2,530,565
9.750%, 01/15/34 (144A)	3,879,000	4,025,890
10.875%, 01/15/32 (144A)	650,000	697,360
Clariane SE
7.875%, 06/27/30 (EUR)	100,000	119,594
Concentra Health Services, Inc.
6.875%, 07/15/32 (144A) (a)	996,000	1,029,729
DaVita, Inc.
6.750%, 07/15/33 (144A)	146,000	148,504
6.875%, 09/01/32 (144A)	71,000	72,734
Ephios Subco 3 SARL
7.875%, 01/31/31 (EUR)	100,000	121,049
Fortrea Holdings, Inc.
7.500%, 07/01/30 (144A)	211,000	199,965
Gruppo San Donato SPA
6.500%, 10/31/31 (EUR)	100,000	112,117
HAH Group Holding Co. LLC
9.750%, 10/01/31 (144A) (a)	401,000	351,302
HealthEquity, Inc.
4.500%, 10/01/29 (144A)	1,169,000	1,130,992
IQVIA, Inc.
6.250%, 06/01/32 (144A)	1,369,000	1,390,207
LifePoint Health, Inc.
8.375%, 02/15/32 (144A) (a)	830,000	886,375
9.875%, 08/15/30 (144A) (a)	243,000	256,975
10.000%, 06/01/32 (144A) (a)	838,000	855,791
11.000%, 10/15/30 (144A) (a)	1,479,000	1,590,620
Molina Healthcare, Inc.
3.875%, 11/15/30 (144A)	553,000	494,399
6.250%, 01/15/33 (144A) (a)	202,000	195,857
6.500%, 02/15/31 (144A) (a)	972,000	955,578
Prime Healthcare Services, Inc.
9.375%, 09/01/29 (144A)	173,000	179,401
Sotera Health Holdings LLC
7.375%, 06/01/31 (144A)	524,000	541,278
Star Parent, Inc.
9.000%, 10/01/30 (144A) (a)	948,000	982,129
Surgery Center Holdings, Inc.
7.250%, 04/15/32 (144A) (a)	3,165,000	3,108,578
BHFTI-61

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
Tenet Healthcare Corp.
5.500%, 11/15/32 (144A)	387,000	$383,431
6.000%, 11/15/33 (144A) (a)	360,000	364,265
6.750%, 05/15/31 (a)	1,102,000	1,126,391
U.S. Acute Care Solutions LLC
9.750%, 05/15/29 (144A) (a)	762,000	736,129
		26,939,449
Holding Companies-Diversified — 0.0%
Progroup AG
5.125%, 04/15/29 (EUR)	100,000	115,120
5.375%, 04/15/31 (EUR)	100,000	113,139
Stena International SA
7.250%, 01/15/31 (144A) (a)	200,000	202,106
		430,365
Home Builders — 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	270,000	255,074
6.875%, 08/01/33 (144A) (a)	383,000	369,494
Beazer Homes USA, Inc.
5.875%, 10/15/27	150,000	149,274
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, 02/15/30 (144A) (a)	679,000	623,412
5.000%, 06/15/29 (144A)	548,000	519,940
Century Communities, Inc.
6.625%, 09/15/33 (144A) (a)	480,000	470,230
Dream Finders Homes, Inc.
8.250%, 08/15/28 (144A) †	277,000	281,458
Empire Communities Corp.
9.750%, 05/01/29 (144A)	136,000	136,557
Installed Building Products, Inc.
5.625%, 02/01/34 (144A) (a)	602,000	587,429
K Hovnanian Enterprises, Inc.
8.000%, 04/01/31 (144A) (a)	1,468,000	1,451,389
8.375%, 10/01/33 (144A) (a)	1,122,000	1,109,537
LGI Homes, Inc.
7.000%, 11/15/32 (144A) (a)	662,000	613,824
8.750%, 12/15/28 (144A)	353,000	361,166
Mattamy Group Corp.
4.625%, 03/01/30 (144A) (a)	368,000	349,876
6.000%, 12/15/33 (144A)	185,000	173,725
Risewell Homes, Inc.
8.500%, 11/01/30 (144A)	157,000	153,518
9.250%, 10/01/29 (144A)	604,000	610,129
STL Holding Co. LLC
8.750%, 02/15/29 (144A)	320,000	330,603
Taylor Morrison Communities, Inc.
5.750%, 11/15/32 (144A) (a)	283,000	283,248
		8,829,883
Home Furnishings — 0.0%
Somnigroup International, Inc.
3.875%, 10/15/31 (144A) (a)	171,000	155,465
Security Description	Principal Amount*	Value
Home Furnishings—(Continued)
Somnigroup International, Inc.
4.000%, 04/15/29 (144A)	288,000	$276,956
		432,421
Housewares — 0.2%
Newell Brands, Inc.
6.375%, 05/15/30 (a)	216,000	207,342
6.625%, 09/15/29 (a)	169,000	164,958
6.625%, 05/15/32 (a)	298,000	285,181
8.500%, 06/01/28 (144A)	588,000	606,934
Scotts Miracle-Gro Co.
4.375%, 02/01/32 (a)	614,000	573,454
4.500%, 10/15/29	102,000	99,712
		1,937,581
Insurance — 6.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, 10/15/27 (144A)	2,118,000	2,075,761
5.875%, 11/01/29 (144A)	2,641,000	2,555,245
6.500%, 10/01/31 (144A)	116,000	113,906
6.750%, 10/15/27 (144A)	197,000	196,850
6.750%, 04/15/28 (144A)	257,000	258,401
7.000%, 01/15/31 (144A) (a)	2,938,000	2,963,008
7.375%, 10/01/32 (144A)	2,220,000	2,198,802
AmWINS Group, Inc.
4.875%, 06/30/29 (144A)	904,000	865,999
6.375%, 02/15/29 (144A) (a)	267,000	268,546
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.
7.500%, 07/15/33 (144A)	932,000	883,850
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875%, 11/01/29 (144A)	658,000	595,010
Ardonagh Finco Ltd.
6.875%, 02/15/31 (EUR)	705,000	809,253
7.750%, 02/15/31 (144A)	3,222,000	3,259,752
Ardonagh Group Finance Ltd.
8.875%, 02/15/32 (144A) (a)	4,625,000	4,531,401
Asurion LLC/Asurion Co-Issuer, Inc.
8.000%, 12/31/32 (144A) (a)	2,269,000	2,353,969
8.375%, 02/01/34 (144A)	2,316,000	2,248,517
Corebridge Financial, Inc.
6.375%, 5Y H15 + 2.646%, 09/15/54 (b)	645,000	633,927
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.250%, 02/15/31 (144A)	4,511,000	4,548,987
8.125%, 02/15/32 (144A)	2,050,000	1,920,747
HUB International Ltd.
7.250%, 06/15/30 (144A)	6,262,000	6,414,818
7.375%, 01/31/32 (144A) (a)	11,959,000	12,197,738
Jones Deslauriers Insurance Management, Inc.
6.875%, 10/01/33 (144A)	1,137,000	1,040,150
8.500%, 03/15/30 (144A) (a)	1,423,000	1,446,377
Panther Escrow Issuer LLC
7.125%, 06/01/31 (144A)	7,166,000	7,190,071
BHFTI-62

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Insurance—(Continued)
Ryan Specialty LLC
5.875%, 08/01/32 (144A)	290,000	$286,626
Unipol Assicurazioni SpA
4.900%, 05/23/34 (EUR)	100,000	118,189
USI, Inc.
7.500%, 01/15/32 (144A)	1,766,000	1,789,239
		63,765,139
Internet — 2.4%
Beignet Investor LLC
6.581%, 05/30/49 (144A)	16,072,000	16,524,526
Getty Images, Inc.
10.500%, 11/15/30 (144A) (a)	323,000	289,673
11.250%, 02/21/30 (144A)	494,000	444,891
iliad SA
4.250%, 01/09/32 (EUR)	100,000	113,184
5.625%, 02/15/30 (EUR)	100,000	121,011
ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.625%, 05/01/28 (144A)	152,000	141,743
5.000%, 05/01/28 (144A) (a)	1,687,000	1,575,737
8.750%, 05/01/29 (144A)	412,000	383,141
Match Group Holdings II LLC
3.625%, 10/01/31 (144A)	128,000	113,803
4.125%, 08/01/30 (144A)	41,000	37,996
4.625%, 06/01/28 (144A)	259,000	253,208
6.125%, 09/15/33 (144A)	698,000	678,326
Rakuten Group, Inc.
8.125%, 5Y H15 + 4.250%, 12/15/29 (144A) (b)	254,000	251,896
9.750%, 04/15/29 (144A) (a)	1,200,000	1,278,718
11.250%, 02/15/27 (144A)	573,000	593,065
Snap, Inc.
6.875%, 03/01/33 (144A)	1,257,000	1,186,948
6.875%, 03/15/34 (144A) (a)	1,114,000	1,047,794
		25,035,660
Investment Companies — 0.6%
Apollo Debt Solutions BDC
5.875%, 08/30/30 (a)	448,000	440,952
6.550%, 03/15/32	351,000	352,346
6.700%, 07/29/31 (a)	197,000	199,301
ARES Strategic Income Fund
5.800%, 09/09/30 (144A)	510,000	495,918
Bain Capital Specialty Finance, Inc.
5.950%, 03/15/30	160,000	154,904
Blue Owl Capital Corp.
6.200%, 07/15/30 (a)	625,000	615,968
Compass Group Diversified Holdings LLC
5.250%, 04/15/29 (144A)	549,684	511,197
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, 02/01/29	345,000	294,409
5.250%, 05/15/27 (a)	2,014,000	1,973,534
9.750%, 01/15/29	461,000	453,233
10.000%, 11/15/29 (144A)	831,000	818,658
		6,310,420
Security Description	Principal Amount*	Value
Iron/Steel — 0.8%
ATI, Inc.
4.875%, 10/01/29	277,000	$273,305
5.125%, 10/01/31 (a)	746,000	737,033
7.250%, 08/15/30 (a)	1,233,000	1,278,583
Big River Steel LLC/BRS Finance Corp.
6.625%, 01/31/29 (144A)	1,966,000	1,961,450
Carpenter Technology Corp.
5.625%, 03/01/34 (144A)	764,000	756,963
Cleveland-Cliffs, Inc.
6.875%, 11/01/29 (144A) (a)	1,080,000	1,079,903
Commercial Metals Co.
5.750%, 11/15/33 (144A)	882,000	872,727
6.000%, 12/15/35 (144A) (a)	1,330,000	1,311,175
		8,271,139
Leisure Time — 1.0%
Acushnet Co.
5.625%, 12/01/33 (144A) (a)	288,000	285,771
Carnival Corp.
5.750%, 08/01/32 (144A) (a)	383,000	382,875
5.875%, 06/15/31 (144A)	616,000	623,571
6.125%, 02/15/33 (144A) (a)	1,712,000	1,729,163
Carnival PLC
4.125%, 07/15/31 (144A) (EUR)	608,000	684,232
Deuce Finco PLC
7.000%, 11/20/31 (GBP)	100,000	130,338
Lindblad Expeditions LLC
7.000%, 09/15/30 (144A)	899,000	917,871
MajorDrive Holdings IV LLC
6.375%, 06/01/29 (144A)	747,000	552,530
NCL Corp. Ltd.
5.875%, 01/15/31 (144A)	103,000	100,071
6.250%, 09/15/33 (144A) (a)	1,767,000	1,714,588
6.750%, 02/01/32 (144A)	204,000	202,452
Pinnacle Bidco PLC
10.000%, 10/11/28 (GBP)	100,000	137,261
TUI AG
5.875%, 03/15/29 (EUR)	100,000	115,166
TUI Cruises GmbH
5.000%, 05/15/30 (EUR)	100,000	112,515
Viking Cruises Ltd.
5.875%, 10/15/33 (144A) (a)	1,501,000	1,481,955
9.125%, 07/15/31 (144A) (a)	1,353,000	1,427,341
Viking Ocean Cruises Ship VII Ltd.
5.625%, 02/15/29 (144A)	314,000	313,526
		10,911,226
Lodging — 1.0%
Essendi SA
5.500%, 11/15/31 (EUR)	137,000	154,825
Hilton Domestic Operating Co., Inc.
5.500%, 03/31/34 (144A)	667,000	651,644
5.750%, 09/15/33 (144A)	101,000	100,544
5.875%, 03/15/33 (144A) (a)	332,000	334,027
Melco Resorts Finance Ltd.
5.375%, 12/04/29 (144A)	942,000	904,723
BHFTI-63

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Lodging—(Continued)
Melco Resorts Finance Ltd.
5.625%, 07/17/27 (144A)	200,000	$197,156
5.750%, 07/21/28 (144A) (a)	200,000	195,700
6.500%, 09/24/33 (144A) (a)	200,000	191,956
7.625%, 04/17/32 (144A) (a)	706,000	716,396
MGM China Holdings Ltd.
7.125%, 06/26/31 (144A)	250,000	254,961
MGM Resorts International
6.125%, 09/15/29 (a)	825,000	829,888
Station Casinos LLC
4.500%, 02/15/28 (144A)	422,000	413,618
4.625%, 12/01/31 (144A)	186,000	173,666
6.625%, 03/15/32 (144A) (a)	363,000	364,408
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/28 (144A)	134,000	130,915
5.625%, 03/01/33 (144A)	402,000	395,559
Wynn Macau Ltd.
5.125%, 12/15/29 (144A) (a)	658,000	630,871
5.500%, 10/01/27 (144A)	200,000	197,989
5.625%, 08/26/28 (144A) (a)	3,167,000	3,110,433
		9,949,279
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.
4.125%, 06/30/28 (144A)	153,000	148,765
Manitowoc Co., Inc.
9.250%, 10/01/31 (144A)	352,000	367,586
Terex Corp.
5.000%, 05/15/29 (144A)	84,000	82,757
6.250%, 10/15/32 (144A) (a)	361,000	363,353
		962,461
Machinery-Diversified — 0.8%
ATS Corp.
4.125%, 12/15/28 (144A) (a)	237,000	228,402
Chart Industries, Inc.
7.500%, 01/01/30 (144A)	680,000	706,457
9.500%, 01/01/31 (144A)	72,000	75,636
Columbus McKinnon Corp.
7.125%, 02/01/33 (144A) (a)	565,000	564,740
Esab Corp.
5.625%, 04/01/31 (144A)	1,449,000	1,459,158
6.250%, 04/15/29 (144A)	636,000	645,476
GrafTech Global Enterprises, Inc.
9.875%, 12/23/29 (144A) (a)	384,000	245,259
King U.S. Bidco, Inc.
5.311%, 3M EURIBOR + 3.250%, 12/01/32 (EUR) (b)	100,000	115,018
Lsf12 Helix Parent LLC
7.125%, 02/01/33 (144A)	1,377,000	1,325,233
TK Elevator Midco GmbH
4.375%, 07/15/27 (EUR)	127,258	146,922
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A) (a)	2,437,000	2,430,630
		7,942,931
Security Description	Principal Amount*	Value
Media — 4.0%
Block Communications, Inc.
10.250%, 03/01/31 (144A) (a)	225,000	$205,862
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A) (a)	1,653,000	1,506,634
4.250%, 01/15/34 (144A) (a)	2,110,000	1,805,091
4.500%, 08/15/30 (144A) (a)	544,000	508,356
4.500%, 05/01/32 (a)	58,000	51,810
4.500%, 06/01/33 (144A) (a)	1,230,000	1,070,867
4.750%, 03/01/30 (144A)	808,000	766,690
4.750%, 02/01/32 (144A) (a)	1,470,000	1,329,125
6.375%, 09/01/29 (144A)	572,000	573,755
7.000%, 02/01/33 (144A) (a)	865,000	867,382
7.375%, 02/01/36 (144A)	2,808,000	2,796,337
CSC Holdings LLC
5.375%, 02/01/28 (144A)	800,000	591,641
5.500%, 04/15/27 (144A)	1,007,000	873,466
11.250%, 05/15/28 (144A)	3,539,000	2,891,873
11.750%, 01/31/29 (144A)	1,305,000	943,704
Directv Financing LLC
8.875%, 02/01/30 (144A)	1,347,000	1,344,003
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A)	1,213,000	1,211,722
10.000%, 02/15/31 (144A)	1,094,000	1,116,787
Discovery Communications LLC
3.950%, 03/20/28	667,000	653,460
DISH Network Corp.
11.750%, 11/15/27 (144A)	5,018,000	5,169,769
Gray Media, Inc.
7.250%, 08/15/33 (144A) (a)	1,397,000	1,407,716
9.625%, 07/15/32 (144A) (a)	1,582,000	1,581,900
10.500%, 07/15/29 (144A) (a)	350,000	371,928
LCPR Senior Secured Financing DAC
6.750%, 10/15/27 (144A)	1,469,000	980,096
Midcontinent Communications
8.000%, 08/15/32 (144A)	332,000	309,208
Sinclair Television Group, Inc.
8.125%, 02/15/33 (144A) (a)	1,808,000	1,837,950
Sirius XM Radio LLC
5.000%, 08/01/27 (144A)	1,004,000	1,002,599
Sunrise FinCo I BV
4.625%, 05/15/32 (EUR)	100,000	112,937
4.875%, 07/15/31 (144A) (a)	722,000	687,373
Telenet Finance Luxembourg Notes SARL
5.500%, 03/01/28 (144A)	200,000	196,262
Univision Communications, Inc.
7.375%, 06/30/30 (144A)	477,000	467,422
8.000%, 08/15/28 (144A)	2,171,000	2,203,548
8.500%, 07/31/31 (144A)	1,744,000	1,752,511
9.375%, 08/01/32 (144A)	567,000	584,359
Versant Media Group, Inc.
7.250%, 01/30/31 (144A)	322,000	329,535
Virgin Media O2 Vendor Financing Notes VII DAC
7.500%, 07/15/33 (EUR)	100,000	101,292
Virgin Media Secured Finance PLC
4.250%, 01/15/30 (GBP)	100,000	116,959
BHFTI-64

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Media—(Continued)
VZ Secured Financing BV
5.000%, 01/15/32 (144A)	200,000	$171,439
5.250%, 01/15/33 (EUR)	200,000	213,118
Ziggo Bond Co. BV
5.125%, 02/28/30 (144A)	448,000	384,422
Ziggo BV
4.875%, 01/15/30 (144A) (a)	787,000	734,967
		41,825,875
Metal Fabricate/Hardware — 0.1%
Vallourec SACA
7.500%, 04/15/32 (144A) (a)	1,406,000	1,473,506
Mining — 2.2%
Aris Mining Corp.
8.000%, 10/31/29 (144A)	209,000	216,419
Arsenal AIC Parent LLC
8.000%, 10/01/30 (144A)	419,000	436,249
11.500%, 10/01/31 (144A)	2,454,000	2,651,552
Constellium SE
3.750%, 04/15/29 (144A) (a)	1,351,000	1,288,535
5.625%, 06/15/28 (144A)	512,000	509,476
6.375%, 08/15/32 (144A) (a)	2,113,000	2,135,905
ERO Copper Corp.
6.500%, 02/15/30 (144A)	1,474,000	1,456,371
First Quantum Minerals Ltd.
6.375%, 02/15/36 (144A)	2,262,000	2,176,082
7.250%, 02/15/34 (144A)	518,000	527,343
8.000%, 03/01/33 (144A) (a)	340,000	354,400
Kaiser Aluminum Corp.
4.500%, 06/01/31 (144A) (a)	2,083,000	1,967,887
5.875%, 03/01/34 (144A)	2,017,000	1,980,428
New Gold, Inc.
6.875%, 04/01/32 (144A)	843,000	871,289
Novelis Corp.
3.875%, 08/15/31 (144A)	2,391,000	2,129,543
4.750%, 01/30/30 (144A)	354,000	334,911
6.375%, 08/15/33 (144A)	2,474,000	2,426,729
6.875%, 01/30/30 (144A) (a)	533,000	537,622
Novelis Sheet Ingot GmbH
3.375%, 04/15/29 (EUR)	422,000	462,837
		22,463,578
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.
6.375%, 03/15/33 (144A)	344,000	345,703
Axon Enterprise, Inc.
6.250%, 03/15/33 (144A) (a)	284,000	289,892
Enpro, Inc.
6.125%, 06/01/33 (144A)	440,000	445,045
Maxam Prill SARL
6.000%, 07/15/30 (EUR)	200,000	228,455
		1,309,095
Security Description	Principal Amount*	Value
Office/Business Equipment — 0.0%
Zebra Technologies Corp.
6.500%, 06/01/32 (144A)	344,000	$346,345
Oil & Gas — 3.5%
Aethon United BR LP/Aethon United Finance Corp.
7.500%, 10/01/29 (144A)	882,000	919,895
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, 06/30/29 (144A)	158,000	157,854
6.625%, 07/15/33 (144A) (a)	466,000	474,002
9.000%, 11/01/27 (144A)	435,000	507,858
Azule Energy Finance PLC
8.250%, 01/22/31 (144A)	200,000	201,425
Breakwater Energy Holdings SARL
9.250%, 11/15/30 (144A)	750,000	787,638
California Resources Corp.
7.000%, 01/15/34 (144A)	349,000	351,849
Caturus Energy LLC
8.500%, 02/15/30 (144A)	1,713,000	1,777,434
Chord Energy Corp.
6.750%, 03/15/33 (144A) (a)	302,000	311,798
CITGO Petroleum Corp.
8.375%, 01/15/29 (144A)	1,418,000	1,464,346
CNX Resources Corp.
5.875%, 03/01/34 (144A)	813,000	791,762
7.250%, 03/01/32 (144A) (a)	222,000	228,761
Comstock Resources, Inc.
5.875%, 01/15/30 (144A) (a)	1,414,000	1,368,143
6.750%, 03/01/29 (144A) (a)	602,000	594,194
6.750%, 03/01/29 (144A)	369,000	364,628
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A) (a)	633,000	632,841
7.625%, 04/01/32 (144A) (a)	574,000	582,512
7.750%, 07/31/29 (144A) (a)	193,000	194,448
7.875%, 04/15/32 (144A)	514,000	525,132
8.375%, 01/15/34 (144A) (a)	439,000	458,931
9.750%, 10/15/30 (144A)	397,000	424,790
CVR Energy, Inc.
7.500%, 02/15/31 (144A)	353,000	355,636
7.875%, 02/15/34 (144A)	240,000	240,841
DBR Land Holdings LLC
6.250%, 12/01/30 (144A)	474,000	479,920
Diamond Foreign Asset Co./Diamond Finance LLC
8.500%, 10/01/30 (144A) (a)	333,000	351,795
Energean PLC
5.625%, 05/12/31 (EUR)	100,000	112,455
Gulfport Energy Operating Corp.
6.750%, 09/01/29 (144A) (a)	392,000	400,906
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, 02/01/29 (144A)	525,000	517,656
6.000%, 04/15/30 (144A)	60,000	58,402
6.250%, 11/01/28 (144A)	220,000	220,441
6.250%, 04/15/32 (144A)	52,000	50,327
6.875%, 05/15/34 (144A)	561,000	548,091
7.250%, 02/15/35 (144A) (a)	208,000	207,358
8.375%, 11/01/33 (144A) (a)	994,000	1,037,072
BHFTI-65

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Infinity Natural Resources LLC
7.625%, 04/01/31 (144A)	554,000	$556,925
Ithaca Energy North Sea PLC
5.500%, 10/01/31 (EUR)	100,000	115,607
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.875%, 12/01/32 (144A)	573,000	589,701
Matador Resources Co.
6.000%, 04/15/34 (144A)	712,000	707,498
6.500%, 04/15/32 (144A) (a)	487,000	492,303
Murphy Oil Corp.
5.875%, 12/01/42	64,000	54,309
Nabors Industries, Inc.
7.625%, 11/15/32 (144A) (a)	465,000	475,996
Noble Finance II LLC
8.000%, 04/15/30 (144A)	154,000	158,556
Northern Oil & Gas, Inc.
7.875%, 10/15/33 (144A) (a)	994,000	1,028,445
PBF Holding Co. LLC/PBF Finance Corp.
7.875%, 09/15/30 (144A) (a)	477,000	489,837
Permian Resources Operating LLC
5.875%, 07/01/29 (144A) (a)	830,000	830,947
6.250%, 02/01/33 (144A)	1,073,000	1,092,996
7.000%, 01/15/32 (144A) (a)	288,000	298,223
SM Energy Co.
6.625%, 04/15/34 (144A)	1,625,000	1,620,409
8.750%, 07/01/31 (144A) (a)	295,000	308,361
Sunoco LP
5.625%, 03/15/31 (144A) (a)	342,000	340,431
5.875%, 03/15/34 (144A)	347,000	343,167
6.250%, 07/01/33 (144A) (a)	473,000	475,061
6.625%, 08/15/32 (144A) (a)	490,000	497,677
7.875%, 5Y H15 + 4.230%, 09/18/30 (144A) (b)	4,580,000	4,676,299
TGNR Intermediate Holdings LLC
5.500%, 10/15/29 (144A) (a)	658,000	643,361
Transocean International Ltd.
7.875%, 10/15/32 (144A)	505,000	539,593
8.250%, 05/15/29 (144A)	188,000	194,252
8.500%, 05/15/31 (144A) (a)	552,000	578,936
8.750%, 02/15/30 (144A)	210,000	218,441
Valaris Ltd.
8.375%, 04/30/30 (144A)	481,000	498,408
Var Energi ASA
7.862%, 5Y EUR Swap + 4.765%, 11/15/83 (EUR) (b)	100,000	124,665
Wildfire Intermediate Holdings LLC
7.500%, 10/15/29 (144A)	860,000	871,410
Wintershall Dea Finance 2 BV
6.117%, 5Y EUR Swap + 3.940%, 05/08/30 (EUR) (b)	113,000	131,991
		36,654,946
Oil & Gas Services — 1.4%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, 04/01/28 (144A)	1,388,000	1,388,000
6.625%, 09/01/32 (144A) (a)	1,173,000	1,196,055
Archrock Services LP/Archrock Partners Finance Corp.
6.000%, 02/01/34 (144A) (a)	1,372,000	1,358,367
Security Description	Principal Amount*	Value
Oil & Gas Services—(Continued)
Enerflex, Inc.
6.875%, 01/15/31 (144A)	103,000	$105,166
Kodiak Gas Services LLC
5.875%, 04/01/31 (144A)	1,382,000	1,388,844
6.500%, 10/01/33 (144A)	882,000	891,527
6.750%, 10/01/35 (144A) (a)	827,000	840,159
7.250%, 02/15/29 (144A)	1,388,000	1,438,044
Oceaneering International, Inc.
6.000%, 02/01/28	196,000	196,797
OEG Finance PLC
7.250%, 09/27/29 (EUR)	100,000	119,051
Star Holding LLC
8.750%, 08/01/31 (144A) (a)	673,000	682,782
Tidewater, Inc.
9.125%, 07/15/30 (144A)	567,000	604,043
USA Compression Partners LP/USA Compression Finance Corp.
6.250%, 10/01/33 (144A)	1,909,000	1,902,996
7.125%, 03/15/29 (144A) (a)	706,000	722,363
Weatherford International Ltd.
6.750%, 10/15/33 (144A)	1,454,000	1,485,652
		14,319,846
Packaging & Containers — 2.4%
Ardagh Group SA
9.500%, 12/01/30	97,281	102,005
9.500%, 12/01/30 (144A)	1,897,253	1,989,382
12.000%, 6.500% PIK, 12/01/30 (144A) (c)	1,000,000	840,350
12.000%, 7.500% PIK, 12/01/30 (EUR) (c)	836,000	793,372
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.000%, 09/01/29 (EUR)	200,000	208,552
4.000%, 09/01/29 (144A)	3,978,000	3,642,660
6.250%, 01/30/31 (144A)	864,000	856,581
Ball Corp.
4.250%, 07/01/32 (EUR)	390,000	445,502
5.500%, 09/15/33 (a)	403,000	403,231
Canpack SA/Canpack U.S. LLC
2.375%, 11/01/27 (EUR)	400,000	448,704
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29 (144A) (a)	699,000	686,462
6.750%, 04/15/32 (144A) (a)	1,510,000	1,428,677
6.875%, 01/15/30 (144A)	1,123,000	1,091,525
Crown Americas LLC
5.875%, 06/01/33 (a)	1,495,000	1,494,309
Kleopatra Finco SARL
6.000%, 5.000% PIK, 01/30/31 (EUR) (c)	88,707	90,796
LABL, Inc.
5.875%, 11/01/28 (144A) (d)	177,000	84,960
8.625%, 10/01/31 (144A) (d)	499,000	239,520
9.500%, 11/01/28 (144A) (d)	1,329,000	637,920
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/30 (144A) (a)	6,810,000	6,810,000
9.250%, 04/15/30 (144A) (a)	384,000	356,800
OI European Group BV
6.250%, 05/15/28 (EUR)	100,000	115,825
BHFTI-66

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Packaging & Containers—(Continued)
Sealed Air Corp.
4.000%, 12/01/27 (144A)	201,000	$200,497
5.000%, 04/15/29 (144A)	165,000	166,238
6.500%, 07/15/32 (144A) (a)	148,000	155,246
Sealed Air Corp./Sealed Air Corp. U.S.
7.250%, 02/15/31 (144A)	57,000	59,772
Silgan Holdings, Inc.
4.250%, 02/15/31 (144A) (EUR)	850,000	950,879
Trivium Packaging Finance BV
6.625%, 07/15/30 (EUR)	220,000	255,537
6.625%, 07/15/30 (144A) (EUR)	225,000	261,344
8.250%, 07/15/30 (144A)	639,000	668,575
		25,485,221
Pharmaceuticals — 1.9%
1261229 BC Ltd.
10.000%, 04/15/32 (144A) †	13,200,000	13,514,741
Amneal Pharmaceuticals LLC
6.875%, 08/01/32 (144A) (a)	488,000	502,371
Bausch Health Cos., Inc.
4.875%, 06/01/28 (144A) †	118,000	108,054
11.000%, 09/30/28 (144A) †	2,080,000	2,121,680
Bayer AG
6.625%, 5Y EUR Swap + 3.432%, 09/25/83 (EUR) (b)	100,000	119,896
7.000%, 5Y EUR Swap + 3.896%, 09/25/83 (EUR) (b)	100,000	122,533
Dolcetto Holdco SpA
5.625%, 07/14/32 (EUR)	100,000	114,810
Grifols SA
2.250%, 11/15/27 (EUR)	725,000	827,478
7.125%, 05/01/30 (EUR)	100,000	119,479
Gruenenthal GmbH
4.625%, 11/15/31 (EUR)	100,000	113,270
Nidda Healthcare Holding GmbH
5.234%, 3M EURIBOR + 3.250%, 10/15/32 (EUR) (b)	112,000	128,425
7.000%, 02/21/30 (EUR)	149,000	175,137
Option Care Health, Inc.
4.375%, 10/31/29 (144A)	599,000	577,315
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.875%, 04/30/28 (EUR)	100,000	111,260
4.125%, 04/30/28 (144A)	400,000	388,141
Rossini SARL
6.002%, 3M EURIBOR + 3.875%, 12/31/29 (EUR) (b)	50,064	58,020
6.750%, 12/31/29 (EUR)	100,000	118,794
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26	659,000	652,449
6.750%, 03/01/28	200,000	204,982
		20,078,835
Pipelines — 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, 06/15/29 (144A)	469,000	467,496
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.000%, 07/15/29 (144A) (a)	598,000	617,776
7.250%, 07/15/32 (144A)	481,000	499,655
Buckeye Partners LP
5.600%, 10/15/44	215,000	188,506
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Buckeye Partners LP
5.850%, 11/15/43	318,000	$287,823
6.750%, 02/01/30 (144A)	182,000	187,826
6.875%, 07/01/29 (144A)	53,000	54,549
CNX Midstream Partners LP
4.750%, 04/15/30 (144A)	287,000	272,863
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, 06/15/31 (144A)	1,891,000	1,844,184
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.375%, 06/30/33 (144A) (a)	805,000	811,655
Enbridge, Inc.
7.200%, 5Y H15 + 2.970%, 06/27/54 (a) (b)	430,000	452,258
7.375%, 5Y H15 + 3.122%, 03/15/55 (a) (b)	587,000	616,662
Energy Transfer LP
6.500%, 5Y H15 + 5.694%, 11/15/26 (b)	1,085,000	1,082,823
7.125%, 5Y H15 + 2.829%, 10/01/54 (a) (b)	829,000	841,989
7.125%, 5Y H15 + 5.306%, 05/15/30 (b)	547,000	556,750
8.000%, 5Y H15 + 4.020%, 05/15/54 (b)	1,251,000	1,310,290
Genesis Energy LP/Genesis Energy Finance Corp.
6.750%, 03/15/34	1,494,000	1,486,942
8.000%, 05/15/33 (a)	291,000	300,688
Global Partners LP/GLP Finance Corp.
7.125%, 07/01/33 (144A)	342,000	344,792
Harvest Midstream I LP
7.500%, 05/15/32 (144A)	267,000	272,146
Hess Midstream Operations LP
4.250%, 02/15/30 (144A)	311,000	298,851
6.500%, 06/01/29 (144A)	495,000	505,655
Howard Midstream Energy Partners LLC
6.625%, 01/15/34 (144A)	854,000	857,247
7.375%, 07/15/32 (144A)	194,000	200,605
ITT Holdings LLC
6.500%, 08/01/29 (144A) (a)	2,037,000	1,980,653
Kinetik Holdings LP
5.875%, 06/15/30 (144A) (a)	108,000	108,397
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125%, 02/15/29 (144A)	786,000	809,696
8.375%, 02/15/32 (144A)	1,547,000	1,594,252
Northriver Midstream Finance LP
6.750%, 07/15/32 (144A) (a)	459,000	460,354
Prairie Acquiror LP
9.000%, 08/01/29 (144A)	515,000	531,988
Rockies Express Pipeline LLC
4.950%, 07/15/29 (144A)	136,000	132,609
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, 01/15/28 (144A) (a)	468,000	464,041
6.000%, 09/01/31 (144A)	274,000	270,388
7.375%, 02/15/29 (144A) (a)	1,553,000	1,597,629
TransMontaigne Partners LLC
8.500%, 06/15/30 (144A)	154,000	155,685
Venture Global LNG, Inc.
8.375%, 06/01/31 (144A)	1,657,000	1,723,239
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (b)	3,304,000	3,290,937
9.500%, 02/01/29 (144A) (a)	3,515,000	3,800,750
9.875%, 02/01/32 (144A) (a)	3,722,000	3,997,383
		35,278,032
BHFTI-67

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Real Estate — 0.4%
Adler Financing SARL
8.250%, 12/31/28 (EUR) (c)	225,935	$288,756
Alexandrite Lake Lux Holdings SARL
6.750%, 07/30/30 (EUR)	100,000	112,984
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.000%, 04/15/30 (144A)	684,346	685,298
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
9.750%, 04/15/30 (144A)	365,000	387,471
Aroundtown Finance SARL
5.250%, 5Y EUR Swap + 3.431%, 04/30/31 (EUR) (b)	225,000	236,651
Cushman & Wakefield U.S. Borrower LLC
8.875%, 09/01/31 (144A) (a)	293,000	310,368
Five Point Operating Co. LP
8.000%, 10/01/30 (144A)	232,000	231,454
Heimstaden Bostad AB
2.625%, 5Y EUR Swap + 3.149%, 02/01/27 (EUR) (b)	100,000	111,866
Howard Hughes Corp.
4.125%, 02/01/29 (144A)	382,000	361,330
4.375%, 02/01/31 (144A)	158,000	145,052
5.875%, 03/01/32 (144A)	395,000	380,103
6.125%, 03/01/34 (144A)	395,000	379,330
New Immo Holding SA
3.250%, 07/23/27 (EUR)	100,000	113,305
4.950%, 11/14/30 (EUR)	100,000	111,118
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (d) (f) (g)	70,000	0
Unique Pub Finance Co. PLC
6.464%, 03/30/32 (GBP)	54,777	74,456
Vivion Investments SARL
5.625%, 06/08/30 (EUR)	100,000	108,029
8.125%, 5Y EUR Swap + 6.160%, 03/08/31 (EUR) (b)	100,000	96,728
8.250%, 02/28/29 (EUR) (c) (e)	100,875	116,430
8.250%, 2.250% PIK, 08/31/28 (EUR) (c)	16,620	19,185
		4,269,914
Real Estate Investment Trusts — 2.4%
Blackstone Mortgage Trust, Inc.
3.750%, 01/15/27 (144A)	752,000	739,115
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500%, 04/01/27 (144A)	894,000	876,901
Diversified Healthcare Trust
7.250%, 10/15/30 (144A) †	370,000	373,179
Iron Mountain Information Management Services, Inc.
5.000%, 07/15/32 (144A) (a)	432,000	407,834
Iron Mountain, Inc.
4.750%, 01/15/34 (EUR)	100,000	107,554
4.750%, 01/15/34 (144A) (EUR)	1,300,000	1,398,198
5.625%, 07/15/32 (144A)	214,000	207,745
6.250%, 01/15/33 (144A) (a)	261,000	260,165
Millrose Properties, Inc.
6.250%, 09/15/32 (144A) (a)	1,377,000	1,351,674
6.375%, 08/01/30 (144A)	1,459,000	1,458,546
MPT Operating Partnership LP/MPT Finance Corp.
7.000%, 02/15/32 (EUR)	100,000	113,749
7.000%, 02/15/32 (144A) (EUR)	725,000	824,680
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
MPT Operating Partnership LP/MPT Finance Corp.
8.500%, 02/15/32 (144A)	2,218,000	$2,248,635
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.000%, 02/01/30 (144A)	599,000	606,334
Pebblebrook Hotel LP/PEB Finance Corp.
6.375%, 10/15/29 (144A)	317,000	317,575
RHP Hotel Properties LP/RHP Finance Corp.
5.750%, 03/15/34 (144A)	1,508,000	1,488,175
6.500%, 04/01/32 (144A) (a)	1,585,000	1,613,714
6.500%, 06/15/33 (144A) (a)	1,508,000	1,535,560
RLJ Lodging Trust LP
4.000%, 09/15/29 (144A) (a)	268,000	251,005
SBA Communications Corp.
3.125%, 02/01/29 (a)	677,000	641,506
Service Properties Trust
Zero Coupon, 09/30/28 (144A) †	727,000	661,421
8.625%, 11/15/31 (144A) †	4,612,000	4,816,413
8.875%, 06/15/32 †	530,000	525,303
Starwood Property Trust, Inc.
6.000%, 04/15/30 (144A)	230,000	229,554
6.500%, 07/01/30 (144A)	755,000	771,058
6.500%, 10/15/30 (144A) (a)	597,000	605,486
Unibail-Rodamco-Westfield SE
4.750%, 5Y EUR Swap + 2.432%, 06/11/31 (EUR) (b)	100,000	114,337
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000%, 01/15/30 (144A)	175,000	164,601
XHR LP
6.625%, 05/15/30 (144A)	297,000	299,853
		25,009,870
Retail — 2.4%
1011778 BC ULC/New Red Finance, Inc.
4.375%, 01/15/28 (144A)	571,000	563,001
Advance Auto Parts, Inc.
7.000%, 08/01/30 (144A)	468,000	474,106
Afflelou SAS
6.000%, 07/25/29 (EUR)	104,000	122,212
Asbury Automotive Group, Inc.
4.750%, 03/01/30	57,000	54,928
5.000%, 02/15/32 (144A) (a)	124,000	117,430
B&M European Value Retail PLC
6.500%, 11/27/31 (GBP)	100,000	125,045
Boots Group Finco LP
5.375%, 08/31/32 (144A) (EUR)	1,005,000	1,155,733
7.375%, 08/31/32 (144A) (GBP)	440,000	578,379
Carvana Co.
9.000%, 13.000% PIK, 06/01/30 (144A) (c)	1,875,218	1,950,701
9.000%, 14.000% PIK, 06/01/31 (144A) (a) (c)	3,634,395	3,929,886
CD&R Firefly Bidco PLC
8.625%, 04/30/29 (GBP)	200,000	269,119
Cougar JV Subsidiary LLC
8.000%, 05/15/32 (144A)	537,000	555,287
Duomo Bidco SpA
5.310%, 3M EURIBOR + 3.250%, 01/15/32 (EUR) (b)	100,000	113,686
BHFTI-68

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Retail—(Continued)
Ferrellgas LP/Ferrellgas Finance Corp.
9.250%, 01/15/31 (144A) (a)	465,000	$484,502
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29 (144A) (a)	907,000	866,845
6.750%, 01/15/30 (144A) (a)	364,000	339,995
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
11.500%, 08/15/29 (144A)	320,000	318,372
Goldstory SAS
6.750%, 02/01/30 (EUR)	100,000	112,998
Group 1 Automotive, Inc.
6.375%, 01/15/30 (144A)	366,000	368,455
Ken Garff Automotive LLC
4.875%, 09/15/28 (144A)	144,000	141,457
LCM Investments Holdings II LLC
4.875%, 05/01/29 (144A)	236,000	229,653
8.250%, 08/01/31 (144A)	621,000	645,061
Lithia Motors, Inc.
5.500%, 10/01/30 (144A) (a)	481,000	471,346
Michaels Cos., Inc.
8.500%, 03/15/33 (144A)	1,325,000	1,289,880
PetSmart LLC/PetSmart Finance Corp.
7.500%, 09/15/32 (144A)	250,000	251,218
QXO Building Products, Inc.
6.750%, 04/30/32 (144A) (a)	3,080,000	3,141,572
Staples, Inc.
10.750%, 09/01/29 (144A)	504,000	466,109
Stonegate Pub Co. Financing PLC
10.750%, 07/31/29 (GBP)	100,000	131,050
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A) (a)	161,000	151,481
White Cap Supply Holdings LLC
7.375%, 11/15/30 (144A) (a)	5,731,000	5,559,029
		24,978,536
Savings & Loans — 0.0%
Nationwide Building Society
7.500%, 5Y UKG + 3.852%, 12/20/30 (GBP) (b)	200,000	265,117
Semiconductors — 0.1%
Amkor Technology, Inc.
5.875%, 10/01/33 (144A) (a)	211,000	210,137
Kioxia Holdings Corp.
6.625%, 07/24/33 (144A) (a)	261,000	268,262
MKS, Inc.
4.250%, 02/15/34 (EUR)	100,000	110,431
		588,830
Software — 3.5%
AthenaHealth Group, Inc.
6.500%, 02/15/30 (144A) (a)	5,415,000	5,082,647
Capstone Borrower, Inc.
8.000%, 06/15/30 (144A) (a)	823,000	786,360
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000%, 06/15/29 (144A)	144,000	107,018
Security Description	Principal Amount*	Value
Software—(Continued)
Central Parent, Inc./CDK Global, Inc.
7.250%, 06/15/29 (144A)	656,000	$472,132
Cloud Software Group, Inc.
6.500%, 03/31/29 (144A) (a)	4,772,000	4,655,421
8.250%, 06/30/32 (144A)	25,000	23,711
9.000%, 09/30/29 (144A)	5,628,000	5,429,183
CoreLogic, Inc.
4.500%, 05/01/28 (144A)	2,934,000	2,754,377
CoreWeave, Inc.
9.250%, 06/01/30 (144A)	963,000	935,708
Ellucian Holdings, Inc.
6.500%, 12/01/29 (144A)	1,006,000	982,624
Fair Isaac Corp.
4.000%, 06/15/28 (144A) (a)	533,000	517,236
6.000%, 05/15/33 (144A)	2,247,000	2,204,804
IPD 3 BV
5.500%, 06/15/31 (EUR)	100,000	108,551
OAK-Eagle Acquireco, Inc.
6.250%, 07/01/33 (EUR)	100,000	118,059
7.250%, 07/01/33 (144A)	3,066,000	3,176,666
8.750%, 07/01/34 (144A)	3,008,000	3,149,050
Oracle Corp.
5.700%, 02/04/36 (a)	790,000	759,576
5.875%, 09/26/45	208,000	179,450
5.950%, 09/26/55	279,000	234,715
6.100%, 09/26/65	279,000	231,342
6.700%, 02/04/56 (a)	1,280,000	1,187,973
6.850%, 02/04/66	480,000	441,275
Playtika Holding Corp.
4.250%, 03/15/29 (144A) (a)	215,000	167,765
SS&C Technologies, Inc.
6.500%, 06/01/32 (144A)	838,000	838,028
TeamSystem SpA
5.516%, 3M EURIBOR + 3.500%, 07/31/31 (EUR) (b)	100,000	110,835
UKG, Inc.
6.875%, 02/01/31 (144A) (a)	1,852,000	1,809,988
		36,464,494
Telecommunications — 8.3%
Altice France SA
4.750%, 10/15/30 (EUR)	130,335	142,601
5.625%, 07/15/32 (EUR)	31,672	34,851
6.500%, 10/15/31 (144A)	560,725	531,770
6.500%, 04/15/32 (144A)	3,455,378	3,273,915
6.875%, 10/15/30 (144A)	179,093	171,320
6.875%, 07/15/32 (144A)	1,557,088	1,475,385
APLD ComputeCo 2 LLC
6.750%, 03/15/31 (144A)	2,198,000	2,181,997
APLD ComputeCo LLC
9.250%, 12/15/30 (144A)	807,000	831,470
Black Pearl Compute LLC
6.125%, 02/15/31 (144A) (a)	2,313,000	2,354,165
British Telecommunications PLC
8.375%, 5Y UKG + 3.820%, 12/20/83 (GBP) (b)	100,000	138,876
Cipher Compute LLC
7.125%, 11/15/30 (144A) (a)	1,521,000	1,575,800
BHFTI-69

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A)	400,000	$420,216
Digicel International Finance Ltd./Difl U.S. LLC
8.625%, 08/01/32 (144A)	3,017,000	3,068,986
EchoStar Corp.
6.750%, 6.750% PIK, 11/30/30 (c)	6,365,841	6,427,959
10.750%, 11/30/29	3,434,551	3,710,176
eircom Finance DAC
5.000%, 04/30/31 (EUR)	103,000	118,260
Eutelsat SA
1.500%, 10/13/28 (EUR)	100,000	109,686
Fibercop SpA
4.750%, 06/30/30 (EUR)	100,000	114,639
5.125%, 06/30/32 (EUR)	100,000	114,430
6.000%, 09/30/34 (144A)	1,632,000	1,552,499
7.200%, 07/18/36 (144A)	1,000,000	992,770
Flash Compute LLC
7.250%, 12/31/30 (144A)	2,976,000	2,996,210
Frontier Communications Holdings LLC
5.000%, 05/01/28 (144A) (a)	1,753,000	1,752,725
5.875%, 11/01/29	483,945	486,848
6.000%, 01/15/30 (144A)	635,000	638,799
6.750%, 05/01/29 (144A)	300,000	300,375
8.750%, 05/15/30 (144A)	2,917,000	2,993,093
Iliad Holding SAS
5.375%, 04/15/30 (EUR)	100,000	116,941
6.875%, 04/15/31 (EUR)	100,000	120,415
7.000%, 10/15/28 (144A)	310,000	312,001
7.000%, 04/15/32 (144A) (a)	972,000	973,165
8.500%, 04/15/31 (144A)	1,300,000	1,360,207
Level 3 Financing, Inc.
3.625%, 01/15/29 (144A)	168,000	157,500
6.875%, 06/30/33 (144A)	6,594,266	6,715,081
7.000%, 03/31/34 (144A)	5,749,000	5,884,595
8.500%, 01/15/36 (144A)	5,219,887	5,446,491
Lorca Telecom Bondco SA
4.000%, 09/18/27 (EUR)	14,894	17,209
Sable International Finance Ltd.
7.125%, 10/15/32 (144A) (a)	1,044,000	1,031,236
SoftBank Group Corp.
5.250%, 10/10/29 (EUR)	100,000	113,693
5.375%, 01/08/29 (EUR)	100,000	116,034
SV RNO Property Owner 1 LLC
5.875%, 03/01/31 (144A)	6,207,000	6,135,573
Telecom Italia Capital SA
7.721%, 06/04/38	1,031,000	1,148,211
Telefonica Emisiones SA
4.381%, 5Y EUR Swap + 1.841%, 01/19/31 (EUR) (b)	100,000	111,643
Telefonica Europe BV
5.752%, 8Y EUR Swap + 3.121%, 01/15/32 (EUR) (b)	100,000	118,121
6.750%, 8Y EUR Swap + 3.615%, 06/07/31 (EUR) (b)	100,000	123,282
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500%, 02/15/29 (144A)	240,000	233,097
8.625%, 06/15/32 (144A)	2,195,000	2,232,974
Uniti Services LLC
7.500%, 10/15/33 (144A)	1,090,000	1,133,220
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
Viavi Solutions, Inc.
3.750%, 10/01/29 (144A)	467,000	$438,154
Vmed O2 U.K. Financing I PLC
4.000%, 01/31/29 (GBP)	100,000	123,826
4.250%, 01/31/31 (144A) (a)	1,613,000	1,385,308
4.750%, 07/15/31 (144A)	600,000	516,220
5.625%, 04/15/32 (EUR)	100,000	105,884
6.750%, 01/15/33 (144A)	1,303,000	1,164,159
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250%, 10/01/31 (144A) (a)	4,731,000	4,944,638
WULF Compute LLC
7.750%, 10/15/30 (144A) (a)	2,872,000	3,034,785
Zayo Group Holdings, Inc.
6.250%, 5.750% PIK, 03/09/30 (144A) (a) (c)	1,396,284	1,388,102
13.750%, 6.625% PIK, 09/09/30 (144A) (a) (c)	858,434	801,760
Zegona Finance PLC
6.750%, 07/15/29 (EUR)	202,600	243,032
		86,256,378
Transportation — 0.3%
Edge Finco PLC
8.125%, 08/15/31 (GBP)	140,000	191,149
Genesee & Wyoming, Inc.
6.250%, 04/15/32 (144A)	1,004,000	1,015,998
Poste Italiane SpA
2.625%, 5Y EUR Swap + 2.677%, 03/24/29 (EUR) (b)	150,000	163,319
Rand Parent LLC
8.500%, 02/15/30 (144A)	631,000	647,737
RXO, Inc.
6.375%, 05/15/31 (144A)	331,000	317,597
SGL Group ApS
6.777%, 3M EURIBOR + 4.750%, 04/22/30 (EUR) (b)	100,000	107,496
Stonepeak Nile Parent LLC
7.250%, 03/15/32 (144A) (a)	187,000	194,498
Watco Cos. LLC/Watco Finance Corp.
7.125%, 08/01/32 (144A)	225,000	231,079
		2,868,873
Trucking & Leasing — 1.0%
FTAI Aviation Investors LLC
5.500%, 05/01/28 (144A)	1,001,000	1,000,646
5.875%, 04/15/33 (144A)	4,145,000	4,055,420
7.000%, 05/01/31 (144A)	2,698,000	2,765,801
7.000%, 06/15/32 (144A) (a)	1,210,000	1,240,391
7.875%, 12/01/30 (144A)	831,000	867,726
		9,929,984
Water — 0.0%
Veolia Environnement SA
4.322%, 5Y EUR Swap + 1.837%, 10/24/32 (EUR) (b)	100,000	112,117
Total Corporate Bonds & Notes (Cost $944,277,991)		942,043,879

BHFTI-70

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (h)—6.0%
Security Description	Principal Amount*	Value

Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 7.782%, 1M TSFR + 4.000%, 08/23/28	1,439,155	$1,445,451
CMG Media Corp.
2024 Term Loan, 7.300%, 3M TSFR + 3.500%, 06/18/29	679,109	637,725
Neptune Bidco U.S., Inc.
2026 USD Term Loan B, 8.760%, 3M TSFR + 5.000%, 02/03/33	462,000	440,633
Summer BC Holdco B SARL
2024 USD Term Loan B, 8.960%, 3M TSFR + 5.000%, 02/15/29	225,570	192,863
		2,716,672
Aerospace/Defense — 0.1%
Air Comm Corp. LLC
2025 Delayed Draw Term Loan, 12/11/31 (i)	7,787	7,812
2025 Term Loan, 6.423% - 6.450%, 3M TSFR + 2.750%, 12/11/31 (j)	159,345	159,943
Kaman Corp.
2025 Delayed Draw Term Loan, 6.200%, 3M TSFR + 2.500%, 02/26/32 (i)	30,159	30,189
2025 Term Loan B, 6.168% - 6.200%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 02/26/32 (j)	401,961	402,365
Propulsion BC Finco SARL
2025 Repriced Term Loan B, 6.200%, 3M TSFR + 2.500%, 12/01/32	171,020	171,251
		771,560
Auto Parts & Equipment — 0.1%
Clarios Global LP
2025 USD Term Loan B, 6.418%, 1M TSFR + 2.750%, 01/28/32	670,630	669,792
Tenneco, Inc.
2022 Term Loan A, 8.506%, 3M TSFR + 4.750%, 11/17/28	79,554	77,546
2022 Term Loan B, 8.756% - 8.800%, 3M TSFR + 5.000%, 11/17/28 (j)	501,169	489,893
		1,237,231
Building Materials — 0.1%
Chamberlain Group, Inc.
2025 Term Loan B, 6.418%, 1M TSFR + 2.750%, 09/08/32	120,865	119,836
CP Atlas Buyer, Inc.
2025 Term Loan, 8.918%, 1M TSFR + 5.250%, 07/08/30	264,670	244,985
Wilsonart LLC
2024 Term Loan B, 7.950%, 3M TSFR + 4.250%, 08/05/31	447,843	391,863
		756,684
Chemicals — 0.3%
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, 11.523%, 3M TSFR + 7.750%, 11/24/28	237,600	214,929
2020 USD Term Loan, 7.773%, 3M TSFR + 4.000%, 11/24/27	154,954	148,804
Discovery Purchaser Corp.
Term Loan, 7.419%, 3M TSFR + 3.750%, 10/04/29	651,272	642,215
Lonza Group AG
USD Term Loan B, 7.725%, 3M TSFR + 3.925%, 07/03/28	988,890	865,828
Security Description	Principal Amount*	Value

Chemicals—(Continued)
Olympus Water U.S. Holding Corp.
2025 USD Term Loan B, 6.950%, 3M TSFR + 3.250%, 11/03/32	572,565	$553,241
Oxea Holding Drei GmbH
2017 USD Term Loan B2, 8.502%, 3M TSFR + 4.750%, 04/08/31 †	125,524	86,926
W.R. Grace & Co.-Conn.
2025 Term Loan B, 6.700%, 3M TSFR + 3.000%, 08/19/32	394,020	393,774
		2,905,717
Commercial Services — 0.4%
Allied Universal Holdco LLC
2025 USD Term Loan B, 6.918%, 1M TSFR + 3.250%, 08/20/32	1,273,840	1,274,901
Camelot U.S. Acquisition LLC
2025 Incremental Term Loan B, 6.918%, 1M TSFR + 3.250%, 01/31/31	678,133	590,612
Crash Champions LLC
2024 Term Loan B, 8.423%, 3M TSFR + 4.750%, 02/23/29	917,655	796,854
Galaxy U.S. Opco, Inc.
Term Loan, 5.667%, 3M TSFR + 2.000%, 3.750% PIK, 07/31/30 (c)	497,295	432,025
Hertz Corp.
2021 Term Loan B, 7.282%, 1M TSFR + 3.500%, 06/30/28	315,481	230,301
2021 Term Loan C, 7.282%, 1M TSFR + 3.500%, 06/30/28	62,691	45,764
Jupiter Buyer, Inc.
2024 Term Loan B, 7.700%, 3M TSFR + 4.000%, 11/01/31	180,451	180,789
PECF USS Intermediate Holding III Corp.
2026 Term Loan, 11.167%, 3M TSFR + 7.500%, 03/03/33	29,600	29,107
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.168%, 1M TSFR + 2.500%, 01/30/31	341,413	338,959
		3,919,312
Computers — 0.5%
Amentum Government Services Holdings LLC
2024 Term Loan B, 5.668%, 1M TSFR + 2.000%, 09/29/31	70,775	70,831
Atlas CC Acquisition Corp.
2025 Second Out Term Loan B, 8.182%, 3M TSFR + 4.250%, 05/25/29 †	429,317	92,661
2025 Second Out Term Loan C, 4.932%, 3M TSFR + 1.000%, 05/25/29 †	62,423	13,473
Clover Holdings 2 LLC
Fixed Term Loan B, 7.750%, 12/09/31	3,886,922	3,673,141
Fortress Intermediate 3, Inc.
2025 Term Loan B, 6.669%, 1M TSFR + 3.000%, 06/27/31	90,177	89,613
McAfee LLC
2024 USD 1st Lien Term Loan B, 6.668%, 1M TSFR + 3.000%, 03/01/29	1,067,298	956,947
		4,896,666
Distribution/Wholesale — 0.1%
BCPE Empire Holdings, Inc.
2026 10th Amendment Term Loan, 7.173%, 1M TSFR + 3.500%, 12/29/32	1,071,000	1,056,279
BHFTI-71

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services — 0.1%
Jupiter Borrower, Inc.
Term Loan B, 03/25/33 (k)	298,000	$298,000
Summit Acquisition, Inc.
2025 Add-on Term Loan, 7.168%, 1M TSFR + 3.500%, 10/16/31	361,444	361,896
		659,896
Electronics — 0.1%
LSF12 Crown U.S. Commercial Bidco LLC
2026 Term Loan B, 6.668%, 1M TSFR + 3.000%, 12/02/31	606,225	607,438
Resilience Parent LLC
1st Lien Term Loan, 6.100%, 6M TSFR + 2.500%, 02/28/33	755,000	752,452
		1,359,890
Engineering & Construction — 0.3%
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan, 01/27/33 (k)	64,589	64,037
2026 Term Loan B, 01/27/33 (k)	484,417	480,784
Brand Industrial Services, Inc.
2024 Term Loan B, 8.164%, 3M TSFR + 4.500%, 08/01/30	2,553,194	2,150,535
		2,695,356
Entertainment — 0.1%
City Football Group Ltd.
2024 Term Loan, 7.282%, 3M TSFR + 3.500%, 07/22/30	476,602	476,006
Great Canadian Gaming Corp.
2024 Term Loan B, 8.437%, 3M TSFR + 4.750%, 11/01/29	273,644	269,710
OVG Business Services LLC
2024 Term Loan B, 6.668%, 1M TSFR + 3.000%, 06/25/31	32,365	32,406
		778,122
Environmental Control — 0.0%
Heritage Environmental Services, Inc.
2026 Term Loan B, 03/18/33 (k)	201,000	201,251
Healthcare-Products — 0.3%
Bausch & Lomb Corp.
2025 Repriced Term Loan, 7.418%, 1M TSFR + 3.750%, 01/15/31	1,782,973	1,789,103
Hologic, Inc.
2026 USD Term Loan B, 01/14/33 (k)	1,765,000	1,745,043
		3,534,146
Healthcare-Services — 0.3%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 7.422%, 3M TSFR + 3.750%, 05/19/31	699,627	700,633
2024 Incremental Term Loan B1, 7.152%, 3M TSFR + 3.500%, 05/19/31	402,712	402,964
Quorum Health Corp.
2020 Term Loan, 10.250%, 3M TSFR + 6.500%, 4.000% PIK, 01/28/28 † (c)	678,830	471,787
Star Parent, Inc.
Term Loan B, 7.700%, 3M TSFR + 4.000%, 09/27/30	1,146,264	1,133,753
		2,709,137
Security Description	Principal Amount*	Value

Housewares — 0.0%
Hunter Douglas, Inc.
2025 USD Term Loan B, 6.700%, 3M TSFR + 3.000%, 01/20/32	247,358	$246,647
Springs Windows Fashions LLC
2024 FLFO A1 Term Loan, 8.168%, 1M TSFR + 4.500%, 12/19/29	111,807	111,201
2024 FLFO Delayed Draw Term Loan, 8.168%, 1M TSFR + 4.500%, 12/19/29 (i)	149,076	148,293
		506,141
Insurance — 0.2%
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 6.370% - 6.450%, 3M TSFR + 2.750%, 6M TSFR + 2.750%, 02/15/31 (j)	471,002	461,779
Asurion LLC
2025 Term Loan B13, 7.918%, 1M TSFR + 4.250%, 09/19/30	754,456	746,534
Hyperion Insurance Group Ltd.
2025 Term Loan B, 6.418%, 1M TSFR + 2.750%, 04/18/30	84,355	82,445
Jones Deslauriers Insurance Management, Inc.
2026 Repriced Term Loan B, 6.664%, 3M TSFR + 3.000%, 02/02/33	549,187	535,228
Truist Insurance Holdings LLC
2nd Lien Term Loan, 8.450%, 3M TSFR + 4.750%, 05/06/32	730,106	724,935
		2,550,921
Internet — 0.0%
Proofpoint, Inc.
2025 Repriced Term Loan, 6.700%, 3M TSFR + 3.000%, 08/31/28	145,259	140,152
Investment Companies — 0.0%
AAL Delaware Holdco, Inc.
2025 Term Loan, 6.418%, 1M TSFR + 2.750%, 07/30/31	122,073	122,028
Leisure Time — 0.0%
MajorDrive Holdings IV LLC
Term Loan B, 06/01/28 (k)	137,816	125,585
Sabre GLBL, Inc.
2024 Term Loan B1, 9.768%, 1M TSFR + 6.000%, 11/15/29	144,934	114,679
2024 Term Loan B2, 9.768%, 1M TSFR + 6.000%, 11/15/29	71,058	56,254
2025 11th Amendment Term Loan B2, 10.018%, 1M TSFR + 6.250%, 07/30/29	43,400	34,015
		330,533
Machinery-Diversified — 0.2%
Arcline FM Holdings LLC
2025 1st Lien Term Loan, 6.450%, 3M TSFR + 2.750%, 06/23/30 (k)	213	214
CompoSecure Holdings LLC
Term Loan, 5.928%, 1M TSFR + 2.250%, 01/14/33	764,000	763,045
GrafTech Finance, Inc.
2024 Delayed Draw Term Loan, 12/21/29 (i)	158,974	150,627
2024 Term Loan, 9.670%, 3M TSFR + 6.000%, 12/21/29	278,204	263,598
BHFTI-72

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
LSF12 Helix Parent LLC
USD Term Loan B, 7.168%, 1M TSFR + 3.500%, 02/10/33	628,868	$621,008
		1,798,492
Media — 0.5%
Altice France SA
2025 USD Term Loan B14, 10.547%, 3M TSFR + 6.875%, 05/31/31	655,437	657,895
Coral-U.S. Co-Borrower LLC
2025 Term Loan B7, 6.922%, 3M TSFR + 3.250%, 01/31/32	722,119	711,062
CSC Holdings LLC
2019 Term Loan B5, 8.250%, PRIME + 1.500%, 04/15/27	1,016,909	898,185
DirecTV Financing LLC
2025 Term Loan B, 9.167%, 3M TSFR + 5.500%, 02/17/31	1,745,900	1,749,992
Gray Television, Inc.
2021 Term Loan D, 6.782%, 1M TSFR + 3.000%, 12/01/28	307,959	308,286
2024 Term Loan B, 8.918%, 1M TSFR + 5.250%, 06/04/29	2,890	2,896
Radiate Holdco LLC
2025 FLFO Term Loan, 7.282%, 1M TSFR + 3.500%, 1.500% PIK, 09/25/29 (c)	1,274,927	1,132,029
Virgin Media Bristol LLC
2020 USD Term Loan Q, 7.037%, 1M TSFR + 3.250%, 01/31/29	200,000	193,400
		5,653,745
Metal Fabricate/Hardware — 0.0%
Tega MC Australia Holdings Pty. Ltd.
Term Loan B, 03/25/33 (k)	239,000	237,805
Packaging & Containers — 0.2%
LABL, Inc.
2021 USD 1st Lien Term Loan, 10/30/28 (d)	1,048,808	485,074
2026 USD Interim New Money DIP Term Loan, 10.383%, 3M TSFR + 6.750%, 12/02/26	181,023	181,400
Mauser Packaging Solutions Holding Co.
2025 Term Loan B, 7.164%, 3M TSFR + 3.500%, 04/15/30	1,387,000	1,343,078
		2,009,552
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC
2026 Term Loan, 6.668%, 1M TSFR + 3.000%, 08/01/32	810,414	814,298
Endo Luxembourg Finance Co. I SARL
2024 1st Lien Term Loan, 7.418%, 1M TSFR + 3.750%, 04/23/31	475,102	472,974
		1,287,272
Pipelines — 0.0%
NGL Energy Partners LP
2026 Term Loan B, 7.176%, 1M TSFR + 3.500%, 03/11/33	327,000	327,818
Retail — 0.4%
Boots Group Bidco Ltd.
USD Term Loan, 6.924%, 3M TSFR + 3.250%, 08/30/32	2,218,440	2,229,071
LBM Acquisition LLC
2024 Incremental Term Loan B, 06/06/31 (k)	806,947	651,497
Security Description	Principal Amount*/ Shares	Value

Retail—(Continued)
White Cap Buyer LLC
2024 Term Loan B, 6.918%, 1M TSFR + 3.250%, 10/19/29	1,319,867	$1,271,692
2026 Incremental Term Loan B, 7.168%, 1M TSFR + 3.500%, 02/10/33	450,000	429,027
		4,581,287
Software — 0.5%
Athenahealth Group, Inc.
2022 Term Loan B, 6.418%, 1M TSFR + 2.750%, 02/15/29	722,891	711,273
CoreLogic, Inc.
2nd Lien Term Loan, 10.282%, 1M TSFR + 6.500%, 06/04/29	254,226	236,748
Term Loan, 7.282%, 1M TSFR + 3.500%, 06/02/28	327,706	314,188
Cotiviti Corp.
2024 Fixed Term Loan B, 7.625%, 05/01/31	4,455,144	4,168,344
		5,430,553
Telecommunications — 0.8%
Digicel International Finance Ltd.
2025 Term Loan B, 8.917%, 1M TSFR + 5.250%, 08/06/32	786,030	784,065
Level 3 Financing, Inc.
2025 Repriced Term Loan B4, 6.918%, 1M TSFR + 3.250%, 03/29/32	2,397,000	2,400,996
Windstream Services LLC
2025 Term Loan B, 7.668%, 1M TSFR + 4.000%, 10/06/32	591,517	593,735
Zayo Group Holdings, Inc.
2025 USD Term Loan, 6.782%, 1M TSFR + 3.000%, 0.500% PIK, 03/11/30 (c)	4,135,675	4,064,591
		7,843,387
Total Floating Rate Loans (Cost $65,475,304)		63,017,605

Common Stocks—0.8%
Commercial Services & Supplies — 0.0%
United Site Services, Inc. (f) (g) (l)	6,967	50,511
Containers & Packaging — 0.0%
New Kleo Holdco (g) (l)	8,892	13,361
Diversified Telecommunication Services — 0.0%
Luxco Co. Ltd. (l)	26,587	442,513
Food Products — 0.1%
Lamb Weston Holdings, Inc.	12,461	526,602
Health Care Equipment & Supplies — 0.0%
Medline, Inc. - Class A (l)	2,995	133,277
Health Care Providers & Services — 0.0%
Quorum Health † (l)	7,776	3,888
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc. (l)	3,290	561,076
BHFTI-73

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Metals & Mining — 0.1%
Constellium SE (l)	54,867	$1,348,631
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP	112,268	2,166,772
Enterprise Products Partners LP	23,116	874,710
		3,041,482
Real Estate Management & Development — 0.0%
ADLER Group SA (f) (g) (l)	66,810	0
Specialized REITs — 0.2%
VICI Properties, Inc.	75,452	2,061,350
Total Common Stocks (Cost $7,504,148)		8,182,691

Convertible Bonds—0.5%
Commercial Services — 0.0%
Worldline SA
Zero Coupon, 07/30/26 (EUR)	6,500	7,604
Energy-Alternate Sources — 0.2%
XPLR Infrastructure LP
2.500%, 06/15/26 (144A)	1,731,000	1,713,690
Home Builders — 0.1%
Meritage Homes Corp.
1.750%, 05/15/28	1,071,000	1,031,373
Lodging — 0.0%
Wynn Macau Ltd.
4.500%, 03/07/29 (144A)	200,000	199,100
Media — 0.1%
Cable One, Inc.
1.125%, 03/15/28	1,081,000	812,912
Real Estate Investment Trusts — 0.0%
Digital Realty Trust LP
1.875%, 11/15/29 (144A)	216,000	228,664
Semiconductors — 0.1%
Microchip Technology, Inc.
Zero Coupon, 02/15/30 (144A)	209,000	203,880
ON Semiconductor Corp.
0.500%, 03/01/29	675,000	659,812
		863,692
Total Convertible Bonds (Cost $5,135,993)		4,857,035

Convertible Preferred Stocks—0.1%
Financial Services — 0.0%
Shift4 Payments, Inc., 6.000%, 05/01/28	3,376	181,089
Security Description	Shares/ Principal Amount*	Value
IT Services — 0.0%
Cohesity Global, Inc. - Series G-1 (l)	902	$17,589
Cohesity Global, Inc. - Series G (l)	1,305	25,447
		43,036
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc., 7.500%, 03/15/28	16,100	917,217
Total Convertible Preferred Stocks (Cost $1,186,580)		1,141,342

Escrow Shares—0.0%
Diversified Financial Services — 0.0%
Lehman Brothers Holdings, Inc. (l) (Cost $0)	2,229,000	223

Short-Term Investments—1.3%
Repurchase Agreement—1.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $14,034,693; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $14,314,446	14,033,718	14,033,718
Total Short-Term Investments (Cost $14,033,718)		14,033,718

Securities Lending Reinvestments (m)—15.3%
Short-Term Investment Funds—2.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (n)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (n)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (n)	10,000,000	10,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (n)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (n)	10,000,000	10,000,000
		29,000,000

Certificates of Deposit—0.8%
Bank of Montreal
3.980%, SOFR + 0.350%, 05/14/26 (b)	3,000,000	2,999,996
Bank of Nova Scotia
3.960%, SOFR + 0.330%, 07/22/26 (b)	1,000,000	999,991
BNP Paribas SA
3.760%, 05/12/26	1,000,000	999,969
Commonwealth Bank of Australia
4.010%, SOFR + 0.380%, 04/13/26 (b)	1,000,000	1,000,040
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 06/12/26	800,000	793,784
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 06/15/26	1,000,000	991,900
BHFTI-74

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (m)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 06/23/26	1,000,000	$990,990
		8,776,670
Commercial Paper—0.3%
Ionic Funding LLC
3.720%, 04/01/26	1,000,000	999,892
Verto Capital I-A LLC
3.720%, 04/02/26	1,000,000	999,789
3.800%, 04/24/26	1,000,000	997,418
		2,997,099
Repurchase Agreements—10.2%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $5,000,507; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $5,100,000	5,000,000	5,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $3,500,360; collateralized by various Common Stock with an aggregate market value of $3,892,984	3,500,000	3,500,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $18,336,920; collateralized by various Common Stock with an aggregate market value of $20,393,673	18,335,000	18,335,000
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.660%, due on 04/01/26 with a maturity value of $10,001,017; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.500%, maturity dates ranging from 05/31/29 - 07/31/29, and an aggregate market value of $10,200,013	10,000,000	10,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $22,002,243; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $22,440,000	22,000,000	22,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $15,001,538; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $15,300,199	15,000,000	15,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $5,361,437; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $5,468,112	5,360,893	5,360,893
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $5,000,525; collateralized by various Common Stock with an aggregate market value of $5,573,144	5,000,000	5,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $4,000,420; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.625%, maturity dates ranging from 06/30/26 - 08/15/35, and an aggregate market value of $4,094,556	4,000,000	$4,000,000
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $2,000,210; collateralized by various Common Stock with an aggregate market value of $2,229,257	2,000,000	2,000,000
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $8,005,911; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $8,544,890	8,000,000	8,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/26 at 3.830%, due on 04/07/26 with a maturity value of $3,002,234; collateralized by various Common Stock with an aggregate market value of $3,344,025	3,000,000	3,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/26 at 3.910%, due on 05/05/26 with a maturity value of $5,019,007; collateralized by various Common Stock with an aggregate market value of $5,556,159	5,000,000	5,000,000
		106,195,893
Time Deposits—1.2%
Credit Agricole CIB
3.630%, 04/01/26	4,000,000	4,000,000
DZ Bank AG
3.610%, 04/01/26	5,000,000	5,000,000
Svenska NY
3.610%, 04/01/26	4,000,000	4,000,000
		13,000,000
Total Securities Lending Reinvestments (Cost $159,969,727)		159,969,662
Total Investments—114.1% (Cost $1,197,583,461)		1,193,246,155
Unfunded Loan Commitments—0.0% (Cost $(271,458))		(271,458)
Net Investments—114.1% (Cost $1,197,312,003)		1,192,974,697
Other assets and liabilities (net)—(14.1)%		(147,514,564)
Net Assets—100.0%		$1,045,460,133

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2026, the market value of restricted securities was
$28,387,002, which is 2.7% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of
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Schedule of Investments as of March 31, 2026  (Unaudited)

securities loaned was $194,719,736 and the collateral received consisted of cash in the amount of $159,964,451 and non-cash collateral with a value of $40,922,989. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(i)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(j)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of March 31, 2026.
(k)	This loan will settle after March 31, 2026, at which time the interest rate will be determined.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(n)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$834,146,728, which is 79.8% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
1261229 BC Ltd., 10.000%, 04/15/32	03/25/25-02/19/26	USD	13,200,000	$13,361,860	$13,514,741
Atlas CC Acquisition Corp., 4.932%, 05/25/29	07/25/25-10/27/25	USD	62,423	48,153	13,473
Atlas CC Acquisition Corp., 8.182%, 05/25/29	07/25/25	USD	429,317	330,630	92,661
Bausch Health Cos., Inc., 4.875%, 06/01/28	10/22/25	USD	118,000	108,517	108,054
Bausch Health Cos., Inc., 11.000%, 09/30/28	02/20/25-01/29/26	USD	2,080,000	2,126,408	2,121,680
Diversified Healthcare Trust, 7.250%, 10/15/30	09/15/25	USD	370,000	370,000	373,179
Dream Finders Homes, Inc., 8.250%, 08/15/28	08/08/23	USD	277,000	277,000	281,458
Goat Holdco LLC, 6.750%, 02/01/32	12/10/24	USD	673,000	673,429	677,125
Lightning Power LLC, 7.250%, 08/15/32	08/07/24	USD	237,000	237,000	246,356
Oxea Holding Drei GmbH, 8.502%, 04/08/31	05/16/25-02/04/26	USD	125,524	109,602	86,926
Quorum Health	01/08/25		7,776	0	3,888
Quorum Health Corp., 10.250%, 01/28/28	07/07/20-03/31/26	USD	678,830	663,251	471,787
Service Properties Trust, Zero Coupon, 09/30/28	09/15/25	USD	727,000	642,876	661,421
Service Properties Trust, 8.625%, 11/15/31	11/08/23-05/09/25	USD	4,612,000	4,688,009	4,816,413
Service Properties Trust, 8.875%, 06/15/32	05/20/24-05/21/24	USD	530,000	512,102	525,303
VoltaGrid LLC, 7.375%, 11/01/30	10/28/25-02/03/26	USD	4,253,000	4,270,403	4,392,537
					$28,387,002
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	392,694	NWM	06/17/26	USD	454,425	$1,047
EUR	426,292	SCB	06/17/26	USD	496,231	(1,789)
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Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	31,783,000	HSBC	06/17/26	USD	36,665,472	$(198,572)
GBP	2,853,000	SCB	06/17/26	USD	3,789,718	14,336
Net Unrealized Depreciation						$(184,978)
Futures Contracts
Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/18/26	(56)	USD	(6,377,000)	$182,659
U.S. Treasury Note Ultra 10 Year Futures	06/18/26	(93)	USD	(10,556,953)	211,305
U.S. Treasury Ultra Long Bond Futures	06/18/26	(15)	USD	(1,748,438)	57,249
Net Unrealized Appreciation					$451,213
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.46.V1	5.000%	Quarterly	06/21/31	3.857%	USD	26,859,296	$1,290,240	$1,100,973	$189,267
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ADLER Real Estate AG	5.000%	Quarterly	12/21/27	BBP	2.406%	EUR	1,762	$87	$(98)	$185
ADLER Real Estate AG	5.000%	Quarterly	12/21/27	BBP	2.406%	EUR	4,952	244	275	519
ADLER Real Estate AG	5.000%	Quarterly	12/21/27	CBNA	2.406%	EUR	1,437	71	(82)	153
ADLER Real Estate AG	5.000%	Quarterly	12/21/27	JPMC	2.406%	EUR	1,849	91	(112)	203
Altice France SA	5.000%	Quarterly	12/21/27	JPMC	2.463%	EUR	43,000	2,081	1,767	314
Altice France SA	5.000%	Quarterly	12/21/27	JPMC	2.463%	EUR	45,000	2,178	2,142	36
Altice France SA	5.000%	Quarterly	12/21/27	MSIP	2.463%	EUR	20,000	968	759	209
CMA CGM SA	5.000%	Quarterly	06/22/27	MSIP	0.685%	EUR	77,000	4,643	4,441	202
Forvia SE	5.000%	Quarterly	12/20/30	JPMC	3.055%	EUR	55,000	5,166	5,030	136
Virgin Media Finance PLC	5.000%	Quarterly	12/20/28	JPMC	3.001%	EUR	36,000	2,109	2,956	(847)
Zegona Finance PLC	5.000%	Quarterly	06/20/30	DBAG	1.361%	EUR	20,668	3,395	2,417	978
Totals								$21,033	$18,945	$2,088
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M SOFR	Quarterly	06/20/26	MSIP	iBoxx USD Liquid High Yield Index	USD	3,012,000	$49,627	$6	$49,621
Pay	3M SOFR	Quarterly	06/20/26	MSIP	iBoxx USD Liquid High Yield Index	USD	1,505,000	20,436	9	20,427
Pay	3M SOFR	Quarterly	06/20/26	MSIP	iBoxx USD Liquid High Yield Index	USD	5,940,000	94,890	2	94,888
Pay	3M SOFR	Quarterly	09/20/26	MSIP	iBoxx USD Liquid High Yield Index	USD	5,418,622	5,027	—	5,027
Pay	3M SOFR	Quarterly	09/20/26	MSIP	iBoxx USD Liquid High Yield Index	USD	6,348,378	(5,002)	—	(5,002)
Pay	3M SOFR	Quarterly	03/20/27	MSIP	iBoxx USD Liquid High Yield Index	USD	6,034,000	8,758	—	8,758
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Schedule of Investments as of March 31, 2026  (Unaudited)
OTC Total Return Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M SOFR	Quarterly	06/20/26	MSIP	iBoxx USD Liquid Leveraged Loans Total Return Index	USD	8,639,000	$4,204	$17	$4,187
Totals								$177,940	$34	$177,906

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Securities in the amount of $20,434 have been received at the custodian bank as collateral for OTC derivative contracts.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$16,493,043	$—	$16,493,043
Aerospace/Defense	—	27,834,668	—	27,834,668
Agriculture	—	302,868	—	302,868
Airlines	—	2,493,967	—	2,493,967
Apparel	—	4,454,841	—	4,454,841
Auto Manufacturers	—	6,818,518	—	6,818,518
Auto Parts & Equipment	—	12,680,719	—	12,680,719
Banks	—	25,392,710	—	25,392,710
Biotechnology	—	2,688,311	—	2,688,311
Building Materials	—	17,416,154	—	17,416,154
Chemicals	—	31,486,585	—	31,486,585
Commercial Services	—	64,018,562	—	64,018,562
Computers	—	5,554,636	—	5,554,636
Cosmetics/Personal Care	—	1,294,714	—	1,294,714
Distribution/Wholesale	—	2,019,138	—	2,019,138
Diversified Financial Services	—	38,642,868	—	38,642,868
Electric	—	33,690,869	—	33,690,869
Electrical Components & Equipment	—	1,944,952	—	1,944,952
Electronics	—	3,153,175	—	3,153,175
Engineering & Construction	—	5,272,380	—	5,272,380
Entertainment	—	24,295,890	—	24,295,890
Environmental Control	—	11,099,824	—	11,099,824
Food	—	19,848,302	—	19,848,302
Food Service	—	380,432	—	380,432
Forest Products & Paper	—	215,408	—	215,408
Gas	—	10,543,951	—	10,543,951
Hand/Machine Tools	—	344,712	—	344,712
Healthcare-Products	—	9,964,336	—	9,964,336
Healthcare-Services	—	26,939,449	—	26,939,449
Holding Companies-Diversified	—	430,365	—	430,365
Home Builders	—	8,829,883	—	8,829,883
Home Furnishings	—	432,421	—	432,421
Housewares	—	1,937,581	—	1,937,581
Insurance	—	63,765,139	—	63,765,139
Internet	—	25,035,660	—	25,035,660
Investment Companies	—	6,310,420	—	6,310,420
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Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Iron/Steel	$—	$8,271,139	$—	$8,271,139
Leisure Time	—	10,911,226	—	10,911,226
Lodging	—	9,949,279	—	9,949,279
Machinery-Construction & Mining	—	962,461	—	962,461
Machinery-Diversified	—	7,942,931	—	7,942,931
Media	—	41,825,875	—	41,825,875
Metal Fabricate/Hardware	—	1,473,506	—	1,473,506
Mining	—	22,463,578	—	22,463,578
Miscellaneous Manufacturing	—	1,309,095	—	1,309,095
Office/Business Equipment	—	346,345	—	346,345
Oil & Gas	—	36,654,946	—	36,654,946
Oil & Gas Services	—	14,319,846	—	14,319,846
Packaging & Containers	—	25,485,221	—	25,485,221
Pharmaceuticals	—	20,078,835	—	20,078,835
Pipelines	—	35,278,032	—	35,278,032
Real Estate	—	4,269,914	0	4,269,914
Real Estate Investment Trusts	—	25,009,870	—	25,009,870
Retail	—	24,978,536	—	24,978,536
Savings & Loans	—	265,117	—	265,117
Semiconductors	—	588,830	—	588,830
Software	—	36,464,494	—	36,464,494
Telecommunications	—	86,256,378	—	86,256,378
Transportation	—	2,868,873	—	2,868,873
Trucking & Leasing	—	9,929,984	—	9,929,984
Water	—	112,117	—	112,117
Total Corporate Bonds & Notes	—	942,043,879	0	942,043,879
Total Floating Rate Loans (Less Unfunded Loan Commitments of $271,458)*	—	62,746,147	—	62,746,147
Common Stocks
Commercial Services & Supplies	—	—	50,511	50,511
Containers & Packaging	—	—	13,361	13,361
Diversified Telecommunication Services	—	442,513	—	442,513
Food Products	526,602	—	—	526,602
Health Care Equipment & Supplies	133,277	—	—	133,277
Health Care Providers & Services	—	3,888	—	3,888
Life Sciences Tools & Services	561,076	—	—	561,076
Metals & Mining	1,348,631	—	—	1,348,631
Oil, Gas & Consumable Fuels	3,041,482	—	—	3,041,482
Real Estate Management & Development	—	—	0	0
Specialized REITs	2,061,350	—	—	2,061,350
Total Common Stocks	7,672,418	446,401	63,872	8,182,691
Total Convertible Bonds*	—	4,857,035	—	4,857,035
Convertible Preferred Stocks
Financial Services	181,089	—	—	181,089
IT Services	—	43,036	—	43,036
Semiconductors & Semiconductor Equipment	917,217	—	—	917,217
Total Convertible Preferred Stocks	1,098,306	43,036	—	1,141,342
Total Escrow Shares*	—	223	—	223
Total Short-Term Investments*	—	14,033,718	—	14,033,718
Securities Lending Reinvestments
Short-Term Investment Funds	29,000,000	—	—	29,000,000
Certificates of Deposit	—	8,776,670	—	8,776,670
Commercial Paper	—	2,997,099	—	2,997,099
Repurchase Agreements	—	106,195,893	—	106,195,893
Time Deposits	—	13,000,000	—	13,000,000
Total Securities Lending Reinvestments	29,000,000	130,969,662	—	159,969,662
Net Investments	$37,770,724	$1,155,140,101	$63,872	$1,192,974,697
Collateral for Securities Loaned (Liability)	$—	$(159,964,451)	$—	$(159,964,451)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$15,383	$—	$15,383
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Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(200,361)	$—	$(200,361)
Total Forward Contracts	$—	$(184,978)	$—	$(184,978)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$451,213	$—	$—	$451,213
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$189,267	$—	$189,267
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$203,975	$—	$203,975
OTC Swap Contracts at Value (Liabilities)	—	(5,002)	—	(5,002)
Total OTC Swap Contracts	$—	$198,973	$—	$198,973

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
BHFTI-80

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
Allspring Mid Cap Value Portfolio (Class A) (a)	1,636,357	$17,050,840
Baillie Gifford International Stock Portfolio (Class A) (b)	6,774,443	74,112,407
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,766,052	71,313,165
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,691,223	41,858,472
Brighthouse/Artisan International Portfolio (Class A) (a)	5,352,025	71,396,011
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	51,830	8,247,176
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	6,788,877	84,725,182
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	3,202,569	83,170,719
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	5,051,420	70,770,394
CBRE Global Real Estate Portfolio (Class A) (a)	4,664,950	50,101,559
Frontier Mid Cap Growth Portfolio (Class A) (b)	568,959	16,727,383
Harris Oakmark International Portfolio (Class A) (a)	6,251,064	89,577,751
Invesco Comstock Portfolio (Class A) (a)	7,729,518	102,338,822
Invesco Global Equity Portfolio (Class A) (a)	1,755,666	39,660,487
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	2,120,981	21,676,431
Jennison Growth Portfolio (Class A) (b)	6,688,687	93,507,843
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,466,067	30,702,530
Loomis Sayles Growth Portfolio (Class A) (a)	5,693,984	97,139,359
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	3,372,145	37,936,634
MFS Research International Portfolio (Class A) (a)	4,337,181	59,506,117
MFS Value Portfolio (Class A) (b)	7,740,610	106,665,605
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	939,602	7,573,196
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
Neuberger Berman Genesis Portfolio (Class A) (b)	985,049	$15,061,405
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio) (a)	6,338,266	91,841,476
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	3,790,815	85,293,344
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,527,893	98,251,828
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,544,599	12,495,810
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	1,356,836	25,155,738
VanEck Global Natural Resources Portfolio (Class A) (b)	2,143,304	35,300,216
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	701,860	12,830,004
Total Investment Companies (Cost $1,536,755,305)		1,651,987,904
Total Investments—100.0% (Cost $1,536,755,305)		1,651,987,904
Other assets and liabilities (net)—0.0%		(677,458)
Net Assets—100.0%		$1,651,310,446

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2026 were as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
Allspring Mid Cap Value Portfolio (Class A)	$17,423,834	$—	$(936,021)	$(162,786)	$725,813	$17,050,840
Baillie Gifford International Stock Portfolio (Class A)	79,004,757	5,061	(512,263)	107,852	(4,493,000)	74,112,407
BlackRock Capital Appreciation Portfolio (Class A)	78,201,343	226,416	(41,071)	3,224	(7,076,747)	71,313,165
Brighthouse Small Cap Value Portfolio (Class A)	43,185,935	—	(1,331,489)	113,375	(109,349)	41,858,472
Brighthouse/Artisan International Portfolio (Class A)	75,505,206	—	(8,180,126)	2,085,511	1,985,420	71,396,011
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	8,719,909	377	(57,276)	(13,572)	(402,262)	8,247,176
Brighthouse/Dimensional International Small Company Portfolio (Class A)	88,966,597	—	(5,540,924)	531,685	767,824	84,725,182
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	88,183,729	—	(481,231)	(52,852)	(4,478,927)	83,170,719
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	74,827,238	1,328	(359,699)	(12,175)	(3,686,298)	70,770,394
CBRE Global Real Estate Portfolio (Class A)	51,700,695	2,565	(2,321,472)	58,359	661,412	50,101,559
Frontier Mid Cap Growth Portfolio (Class A)	17,264,706	—	(517,917)	17,103	(36,509)	16,727,383
Harris Oakmark International Portfolio (Class A)	97,823,236	8,471	(1,951,881)	566,436	(6,868,511)	89,577,751
Invesco Comstock Portfolio (Class A)	106,330,949	—	(4,323,157)	(629,907)	960,937	102,338,822
Invesco Global Equity Portfolio (Class A)	44,063,884	104,642	(198,563)	50,512	(4,359,988)	39,660,487
Invesco Small Cap Growth Portfolio (Class A)	22,285,993	18,713	(832,472)	(124,807)	329,004	21,676,431
Jennison Growth Portfolio (Class A)	103,897,215	1,010,877	—	—	(11,400,249)	93,507,843
JPMorgan Small Cap Value Portfolio (Class A)	31,273,099	—	(1,850,552)	(104,830)	1,384,813	30,702,530
Loomis Sayles Growth Portfolio (Class A)	109,376,529	434,699	(57,044)	22,027	(12,636,852)	97,139,359
Loomis Sayles Small Cap Growth Portfolio (Class A)	38,934,672	—	(1,295,780)	(207,875)	505,617	37,936,634
MFS Research International Portfolio (Class A)	62,227,703	—	(3,612,513)	859,431	31,496	59,506,117
MFS Value Portfolio (Class A)	110,642,017	—	(5,292,072)	(241,041)	1,556,701	106,665,605
BHFTI-81

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
Morgan Stanley Discovery Portfolio (Class A)	$7,767,889	$710,178	$—	$—	$(904,871)	$7,573,196
Neuberger Berman Genesis Portfolio (Class A)	15,192,732	666	(328,277)	(95,409)	291,693	15,061,405
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	97,581,612	—	(9,498,691)	3,279,632	478,923	91,841,476
T. Rowe Price Large Cap Growth Portfolio (Class A)	95,851,114	599,890	—	—	(11,157,660)	85,293,344
T. Rowe Price Large Cap Value Portfolio (Class A)	102,031,711	—	(6,138,477)	(928,414)	3,287,008	98,251,828
T. Rowe Price Mid Cap Growth Portfolio (Class A)	13,078,676	8,348	(64,725)	(20,632)	(505,857)	12,495,810
T. Rowe Price Small Cap Growth Portfolio (Class A)	25,974,062	—	(730,666)	(200,230)	112,572	25,155,738
VanEck Global Natural Resources Portfolio (Class A)	35,346,544	—	(5,729,705)	2,667,785	3,015,592	35,300,216
Victory Sycamore Mid Cap Value Portfolio (Class A)	13,078,553	—	(870,231)	45,808	575,874	12,830,004
	$1,755,742,139	$3,132,231	$(63,054,295)	$7,614,210	$(51,446,381)	$1,651,987,904

Security Description	Number of shares held at March 31, 2026
Allspring Mid Cap Value Portfolio (Class A)	1,636,357
Baillie Gifford International Stock Portfolio (Class A)	6,774,443
BlackRock Capital Appreciation Portfolio (Class A)	1,766,052
Brighthouse Small Cap Value Portfolio (Class A)	3,691,223
Brighthouse/Artisan International Portfolio (Class A)	5,352,025
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	51,830
Brighthouse/Dimensional International Small Company Portfolio (Class A)	6,788,877
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	3,202,569
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	5,051,420
CBRE Global Real Estate Portfolio (Class A)	4,664,950
Frontier Mid Cap Growth Portfolio (Class A)	568,959
Harris Oakmark International Portfolio (Class A)	6,251,064
Invesco Comstock Portfolio (Class A)	7,729,518
Invesco Global Equity Portfolio (Class A)	1,755,666
Invesco Small Cap Growth Portfolio (Class A)	2,120,981
Jennison Growth Portfolio (Class A)	6,688,687
JPMorgan Small Cap Value Portfolio (Class A)	2,466,067
Loomis Sayles Growth Portfolio (Class A)	5,693,984
Loomis Sayles Small Cap Growth Portfolio (Class A)	3,372,145
MFS Research International Portfolio (Class A)	4,337,181
MFS Value Portfolio (Class A)	7,740,610
Morgan Stanley Discovery Portfolio (Class A)	939,602
Neuberger Berman Genesis Portfolio (Class A)	985,049
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	6,338,266
T. Rowe Price Large Cap Growth Portfolio (Class A)	3,790,815
T. Rowe Price Large Cap Value Portfolio (Class A)	3,527,893
T. Rowe Price Mid Cap Growth Portfolio (Class A)	1,544,599
T. Rowe Price Small Cap Growth Portfolio (Class A)	1,356,836
VanEck Global Natural Resources Portfolio (Class A)	2,143,304
Victory Sycamore Mid Cap Value Portfolio (Class A)	701,860
BHFTI-82

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$1,651,987,904	$—	$—	$1,651,987,904
Total Investments	$1,651,987,904	$—	$—	$1,651,987,904

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-83

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investment Companies—70.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Mutual Funds — 70.2%
AB International Bond Portfolio (Class A) (a)	6,317,703	$49,783,498
Allspring Mid Cap Value Portfolio (Class A) (a)	6,485,575	67,579,689
Baillie Gifford International Stock Portfolio (Class A) (b)	11,440,118	125,154,889
BlackRock Bond Income Portfolio (Class A) (b)	3,878,181	354,776,016
BlackRock Capital Appreciation Portfolio (Class A) (b)	238,381	9,625,833
BlackRock High Yield Portfolio (Class A) (a)	6,140,375	46,544,044
Brighthouse Small Cap Value Portfolio (Class A) (a)	4,797,012	54,398,117
Brighthouse/Artisan International Portfolio (Class A) (a)	6,811,093	90,859,983
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	419,461	66,744,573
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	4,965,666	61,971,506
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	7,585,412	69,709,933
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	11,310,380	100,323,070
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	6,422,893	51,511,603
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	677,433	17,592,934
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	1,445,068	20,245,404
CBRE Global Real Estate Portfolio (Class A) (a)	3,729,397	40,053,722
Frontier Mid Cap Growth Portfolio (Class A) (b)	1,984,932	58,357,012
Harris Oakmark International Portfolio (Class A) (a)	11,681,205	167,391,665
Invesco Comstock Portfolio (Class A) (a)	382,191	5,060,206
Invesco Global Equity Portfolio (Class A) (a)	1,916,522	43,294,239
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	3,820,143	39,041,857
Jennison Growth Portfolio (Class A) (b)	970,876	13,572,852
JPMorgan Core Bond Portfolio (Class A) (a)	22,448,549	206,751,137
JPMorgan Small Cap Value Portfolio (Class A) (a)	3,208,372	39,944,232
Loomis Sayles Growth Portfolio (Class A) (a)	618,874	10,557,991
MFS Research International Portfolio (Class A) (a)	8,459,712	116,067,255
MFS Value Portfolio (Class A) (b)	1,067,798	14,714,264
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	2,485,316	20,031,644
Neuberger Berman Genesis Portfolio (Class A) (b)	2,055,472	31,428,169
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	9,039,186	93,013,226
PIMCO Total Return Portfolio (Class A) (a)	25,246,223	255,491,780
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	5,671,090	82,174,099
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	411,923	11,472,045
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,198,019	33,961,972
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	2,969,180	55,048,592
TCW Core Fixed Income Portfolio (Class A) (a)	32,878,888	290,320,579
VanEck Global Natural Resources Portfolio (Class A) (b)	3,919,753	64,558,336
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	13,569,614	144,923,477
Western Asset Management U.S. Government Portfolio (Class A) (b)	15,142,909	163,089,131
Total Investment Companies (Cost $3,214,290,901)		3,187,140,574

U.S. Treasury & Government Agencies—28.6%
Federal Agencies — 0.2%
Tennessee Valley Authority
4.250%, 09/15/65	10,000,000	8,225,648
Security Description	Principal Amount*	Value
U.S. Treasury — 28.4%
U.S. Treasury Bonds
1.375%, 08/15/50	287,600,000	$140,631,908
1.625%, 11/15/50	144,200,000	75,237,476
1.875%, 02/15/51	173,000,000	96,062,305
2.875%, 05/15/43	57,700,000	44,314,051
2.875%, 11/15/46	44,100,000	32,236,066
2.875%, 05/15/52 (d)	43,500,000	30,167,929
3.375%, 05/15/44	99,895,000	81,644,652
4.750%, 05/15/55 (d) (e)	114,800,000	111,782,016
4.875%, 08/15/45	20,000	19,934
U.S. Treasury Notes
0.375%, 09/30/27	159,500,000	151,518,770
0.750%, 05/31/26 (f)	11,362,000	11,304,635
1.625%, 09/30/26	118,900,000	117,650,157
3.500%, 01/31/28 (d) (f)	75,000,000	74,572,266
3.500%, 04/30/30 (f) (g)	17,200,000	16,937,969
3.750%, 05/31/30 (f)	102,900,000	102,272,953
3.875%, 05/31/27 (f)	2,400,000	2,401,594
3.875%, 08/15/34 (d)	44,900,000	43,758,207
4.000%, 05/31/30 (f)	6,400,000	6,421,750
4.125%, 10/31/27	34,900,000	35,044,508
4.125%, 03/31/31	58,700,000	59,115,027
4.125%, 05/31/32 (g) (h)	21,300,000	21,355,746
4.250%, 05/15/35	33,600,000	33,510,750
		1,287,960,669
Total U.S. Treasury & Government Agencies (Cost $1,632,730,175)		1,296,186,317

Agency Sponsored Mortgage-Backed Securities—3.8%
Agency Mortgage-Backed Securities — 3.8%
Federal Home Loan Mortgage Corp.
4.000%, 05/01/48	3,896	3,724
4.000%, 03/01/50	65,911	63,099
4.000%, 05/01/50	24,846	23,618
5.000%, 08/01/53	24,530,106	24,290,223
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.176%, 11/25/28	674,662	671,387
Federal National Mortgage Association
2.920%, 03/01/35	2,950,000	2,596,274
3.000%, 12/01/51	25,120,226	22,127,470
3.180%, 07/01/35	2,292,007	2,104,706
4.000%, 08/01/47	17,355	16,621
4.000%, 06/01/48	75,666	72,467
4.000%, 11/01/48	4,240	4,061
4.000%, 03/01/49	758,807	721,630
4.000%, 08/01/49	104,667	100,077
4.000%, 03/01/50	15,852,001	15,016,337
4.000%, 07/01/50	3,239,006	3,101,494
Government National Mortgage Association, TBA
4.000%, TBA (i)	110,000,000	102,963,225
Total Agency Sponsored Mortgage-Backed Securities (Cost $174,547,922)		173,876,413

BHFTI-84

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—2.9%
Non-Agency Mortgage-Backed Securities—0.9%
Security Description	Principal Amount*	Value

Banks — 2.4%
Bank of America Corp.
5.468%, SOFR + 1.650%, 01/23/35 (j)	15,000,000	$15,311,980
Citigroup, Inc.
5.449%, SOFR + 1.447%, 06/11/35 (j)	10,000,000	10,139,063
Goldman Sachs Group, Inc.
5.016%, SOFR + 1.420%, 10/23/35 (j)	5,000,000	4,907,519
6.561%, SOFR + 1.950%, 10/24/34 (d) (j)	17,700,000	19,243,305
HSBC Holdings PLC
5.250%, 03/14/44	3,000,000	2,806,039
6.254%, SOFR + 2.390%, 03/09/34 (j)	9,000,000	9,536,824
JPMorgan Chase & Co.
4.946%, SOFR + 1.340%, 10/22/35 (j)	5,000,000	4,945,157
5.350%, SOFR + 1.845%, 06/01/34 (j)	10,600,000	10,815,015
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (j)	5,100,000	4,562,439
Morgan Stanley
5.320%, SOFR + 1.555%, 07/19/35 (j)	15,000,000	15,052,023
UBS Group AG
3.179%, 1Y H15 + 1.100%, 02/11/43 (144A) (j)	3,000,000	2,203,018
Wells Fargo & Co.
5.389%, SOFR + 2.020%, 04/24/34 (j)	8,800,000	8,931,791
		108,454,173
Diversified Financial Services — 0.0%
Blackstone Holdings Finance Co. LLC
3.200%, 01/30/52 (144A)	1,300,000	826,082
Electric — 0.1%
MidAmerican Energy Co.
2.700%, 08/01/52	800,000	480,960
Pacific Gas & Electric Co.
6.150%, 03/01/55	2,300,000	2,222,143
		2,703,103
Food — 0.0%
Mars, Inc.
5.700%, 05/01/55 (144A)	500,000	487,536
Internet — 0.3%
Beignet Investor LLC
6.581%, 05/30/49 (144A)	14,800,000	15,216,711
Telecommunications — 0.1%
AT&T, Inc.
3.500%, 09/15/53	2,045,000	1,340,981
3.800%, 12/01/57	1,556,000	1,050,721
		2,391,702
Transportation — 0.0%
Vessel Management Services, Inc.
3.432%, 08/15/36	1,711,000	1,555,515
Total Corporate Bonds & Notes (Cost $133,329,751)		131,634,822

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations — 0.3%
Citigroup Mortgage Loan Trust, Inc.
3.000%, 11/27/51 (144A) (j)	16,813,720	$14,590,980
Commercial Mortgage-Backed Securities — 0.6%
Bank
4.493%, 06/15/55 (j)	15,000,000	14,595,256
BBCMS Mortgage Trust
2.299%, 02/15/54	11,400,000	10,185,657
		24,780,913
Total Non-Agency Mortgage-Backed Securities (Cost $41,380,786)		39,371,893

Municipals—0.0%
Los Angeles Community College District, General Obligation Unlimited
6.750%, 08/01/49	400,000	445,360
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,845,000	1,546,494
Total Municipals (Cost $2,472,393)		1,991,854

Short-Term Investments—0.1%
Repurchase Agreement—0.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $3,930,164; collateralized by U.S. Treasury Note at 4.125%, maturing 09/30/27, with a market value of $4,008,574	3,929,891	3,929,891
Total Short-Term Investments (Cost $3,929,891)		3,929,891
Total Investments—106.5% (Cost $5,202,681,819)		4,834,131,764
Other assets and liabilities (net)—(6.5)%		(295,527,088)
Net Assets—100.0%		$4,538,604,676

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
(d)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2026, the market value of securities pledged was $164,775,769.
(e)	All or a portion of this security has been transferred in a secured borrowing transaction.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2026, the market value of securities pledged was $59,141,765.
(g)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of March 31, 2026, the market value of securities pledged was $1,530,901.
(h)	All or a portion of the security was pledged as collateral for TBA securities. As of March 31, 2026, the market value of securities pledged was $2,859,464.
(i)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an
BHFTI-85

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(j)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$33,324,327, which is 0.7% of net assets.

Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2026 were as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
AB International Bond Portfolio (Class A)	$51,922,628	$—	$(1,709,622)	$(424,831)	$(4,677)	$49,783,498
Allspring Mid Cap Value Portfolio (Class A)	71,282,910	—	(6,135,171)	562,712	1,869,238	67,579,689
Baillie Gifford International Stock Portfolio (Class A)	136,239,495	—	(3,743,114)	(21,891)	(7,319,601)	125,154,889
BlackRock Bond Income Portfolio (Class A)	367,231,381	—	(11,583,057)	(1,739,381)	867,073	354,776,016
BlackRock Capital Appreciation Portfolio (Class A)	10,591,526	—	(9,954)	4,111	(959,850)	9,625,833
BlackRock High Yield Portfolio (Class A)	48,287,465	—	(1,433,703)	1,066	(310,784)	46,544,044
Brighthouse Small Cap Value Portfolio (Class A)	57,804,711	—	(3,551,863)	249,154	(103,885)	54,398,117
Brighthouse/Artisan International Portfolio (Class A)	97,707,280	—	(12,141,540)	2,706,608	2,587,635	90,859,983
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	70,885,119	—	(796,585)	46,131	(3,390,092)	66,744,573
Brighthouse/Dimensional International Small Company Portfolio (Class A)	67,448,345	—	(6,619,333)	1,812,750	(670,256)	61,971,506
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	71,993,805	—	(1,821,055)	(181,670)	(281,147)	69,709,933
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	103,344,562	—	(3,371,817)	(249,407)	599,732	100,323,070
Brighthouse/Templeton International Bond Portfolio (Class A)	54,293,540	—	(2,144,497)	(456,798)	(180,642)	51,511,603
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	18,671,892	—	(125,868)	(3,831)	(949,259)	17,592,934
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	21,378,144	—	(79,106)	18,852	(1,072,486)	20,245,404
CBRE Global Real Estate Portfolio (Class A)	43,233,088	—	(3,903,290)	539,364	184,560	40,053,722
Frontier Mid Cap Growth Portfolio (Class A)	61,479,902	—	(3,155,727)	(454,879)	487,716	58,357,012
Harris Oakmark International Portfolio (Class A)	186,772,637	—	(7,727,735)	3,222,075	(14,875,312)	167,391,665
Invesco Comstock Portfolio (Class A)	5,270,551	—	(231,087)	8,101	12,641	5,060,206
Invesco Global Equity Portfolio (Class A)	48,656,997	—	(665,966)	150,580	(4,847,372)	43,294,239
Invesco Small Cap Growth Portfolio (Class A)	40,904,803	—	(2,311,623)	(444,197)	892,874	39,041,857
Jennison Growth Portfolio (Class A)	15,239,490	—	(6,345)	2,356	(1,662,649)	13,572,852
JPMorgan Core Bond Portfolio (Class A)	213,533,147	—	(7,055,424)	(897,184)	1,170,598	206,751,137
JPMorgan Small Cap Value Portfolio (Class A)	41,229,757	—	(3,017,005)	489,366	1,242,114	39,944,232
Loomis Sayles Growth Portfolio (Class A)	11,940,973	—	(9,117)	3,567	(1,377,432)	10,557,991
MFS Research International Portfolio (Class A)	125,180,054	—	(11,132,821)	1,973,624	46,398	116,067,255
MFS Value Portfolio (Class A)	15,295,146	—	(776,182)	59,052	136,248	14,714,264
Morgan Stanley Discovery Portfolio (Class A)	21,323,046	1,134,182	—	—	(2,425,584)	20,031,644
Neuberger Berman Genesis Portfolio (Class A)	32,794,798	—	(1,874,871)	(252,510)	760,752	31,428,169
PIMCO Inflation Protected Bond Portfolio (Class A)	95,990,379	—	(2,902,584)	18,778	(93,347)	93,013,226
PIMCO Total Return Portfolio (Class A)	264,687,824	—	(8,227,854)	(988,673)	20,483	255,491,780
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	91,696,048	—	(13,323,885)	2,447,404	1,354,532	82,174,099
T. Rowe Price Large Cap Value Portfolio (Class A)	12,003,085	—	(817,961)	159,995	126,926	11,472,045
T. Rowe Price Mid Cap Growth Portfolio (Class A)	35,715,752	—	(335,876)	(38,984)	(1,378,920)	33,961,972
T. Rowe Price Small Cap Growth Portfolio (Class A)	57,557,856	—	(2,388,917)	(679,895)	559,548	55,048,592
TCW Core Fixed Income Portfolio (Class A)	299,558,597	—	(9,626,393)	(1,412,918)	1,801,293	290,320,579
VanEck Global Natural Resources Portfolio (Class A)	66,931,433	—	(13,060,054)	7,898,004	2,788,953	64,558,336
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	150,456,969	—	(5,151,811)	(1,343,548)	961,867	144,923,477
Western Asset Management U.S. Government Portfolio (Class A)	168,212,603	—	(5,607,821)	(621,953)	1,106,302	163,089,131
	$3,354,747,738	$1,134,182	$(158,576,634)	$12,161,100	$(22,325,812)	$3,187,140,574
BHFTI-86

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)

Security Description	Number of shares held at March 31, 2026
AB International Bond Portfolio (Class A)	6,317,703
Allspring Mid Cap Value Portfolio (Class A)	6,485,575
Baillie Gifford International Stock Portfolio (Class A)	11,440,118
BlackRock Bond Income Portfolio (Class A)	3,878,181
BlackRock Capital Appreciation Portfolio (Class A)	238,381
BlackRock High Yield Portfolio (Class A)	6,140,375
Brighthouse Small Cap Value Portfolio (Class A)	4,797,012
Brighthouse/Artisan International Portfolio (Class A)	6,811,093
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	419,461
Brighthouse/Dimensional International Small Company Portfolio (Class A)	4,965,666
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	7,585,412
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	11,310,380
Brighthouse/Templeton International Bond Portfolio (Class A)	6,422,893
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	677,433
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	1,445,068
CBRE Global Real Estate Portfolio (Class A)	3,729,397
Frontier Mid Cap Growth Portfolio (Class A)	1,984,932
Harris Oakmark International Portfolio (Class A)	11,681,205
Invesco Comstock Portfolio (Class A)	382,191
Invesco Global Equity Portfolio (Class A)	1,916,522
Invesco Small Cap Growth Portfolio (Class A)	3,820,143
Jennison Growth Portfolio (Class A)	970,876
JPMorgan Core Bond Portfolio (Class A)	22,448,549
JPMorgan Small Cap Value Portfolio (Class A)	3,208,372
Loomis Sayles Growth Portfolio (Class A)	618,874
MFS Research International Portfolio (Class A)	8,459,712
MFS Value Portfolio (Class A)	1,067,798
Morgan Stanley Discovery Portfolio (Class A)	2,485,316
Neuberger Berman Genesis Portfolio (Class A)	2,055,472
PIMCO Inflation Protected Bond Portfolio (Class A)	9,039,186
PIMCO Total Return Portfolio (Class A)	25,246,223
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	5,671,090
T. Rowe Price Large Cap Value Portfolio (Class A)	411,923
T. Rowe Price Mid Cap Growth Portfolio (Class A)	4,198,019
T. Rowe Price Small Cap Growth Portfolio (Class A)	2,969,180
TCW Core Fixed Income Portfolio (Class A)	32,878,888
VanEck Global Natural Resources Portfolio (Class A)	3,919,753
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	13,569,614
Western Asset Management U.S. Government Portfolio (Class A)	15,142,909
Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank PLC	3.500%	12/12/25	12/12/27	USD	(7,497,875)	$(7,497,875)
Deutsche Bank Securities, Inc.	3.760%	03/18/26	04/08/26	USD	(19,076,125)	(19,076,125)
Deutsche Bank Securities, Inc.	3.750%	03/19/26	04/09/26	USD	(8,040,225)	(8,040,225)
JPMorgan Securities LLC	3.760%	03/30/26	04/20/26	USD	(91,764,090)	(91,764,090)
JPMorgan Securities LLC	3.760%	03/10/26	04/21/26	USD	(12,484,500)	(12,484,500)
JPMorgan Securities LLC	3.760%	03/09/26	04/06/26	USD	(27,185,750)	(27,185,750)
Total						$(166,048,565)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.
BHFTI-87

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	06/18/26	2,263	USD	743,480,363	$(13,095,785)
U.S. Treasury Ultra Long Bond Futures	06/18/26	318	USD	37,066,875	(1,228,589)

Futures Contracts—Short
U.S. Treasury Note 2 Year Futures	06/30/26	(199)	USD	(41,281,617)	298,444
U.S. Treasury Note Ultra 10 Year Futures	06/18/26	(587)	USD	(66,633,672)	1,522,251
Net Unrealized Depreciation					$(12,503,679)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$3,187,140,574	$—	$—	$3,187,140,574
Total U.S. Treasury & Government Agencies*	—	1,296,186,317	—	1,296,186,317
Total Agency Sponsored Mortgage-Backed Securities*	—	173,876,413	—	173,876,413
Total Corporate Bonds & Notes*	—	131,634,822	—	131,634,822
Total Non-Agency Mortgage-Backed Securities*	—	39,371,893	—	39,371,893
Total Municipals*	—	1,991,854	—	1,991,854
Total Short-Term Investments*	—	3,929,891	—	3,929,891
Total Investments	$3,187,140,574	$1,646,991,190	$—	$4,834,131,764
Reverse Repurchase Agreements (Liability)	$—	$(166,048,565)	$—	$(166,048,565)
Secured Borrowings (Liability)	$—	$(55,836,520)	$—	$(55,836,520)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,820,695	$—	$—	$1,820,695
Futures Contracts (Unrealized Depreciation)	(14,324,374)	—	—	(14,324,374)
Total Futures Contracts	$(12,503,679)	$—	$—	$(12,503,679)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-88

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.2%
StandardAero, Inc. (a) (b)	327,197	$8,451,498
Automobile Components — 1.6%
Garrett Motion, Inc.	213,723	3,883,347
Holley, Inc. (b)	1,450,616	4,453,391
Visteon Corp. (a)	28,976	2,640,003
		10,976,741
Banks — 11.6%
Associated Banc-Corp.	225,898	5,841,722
BOK Financial Corp. (a)	37,774	4,837,338
Hancock Whitney Corp. (a)	254,915	16,210,045
Old National Bancorp (a)	359,437	7,943,558
Renasant Corp. (a)	254,070	9,179,549
Southstate Bank Corp.	173,194	16,023,909
UMB Financial Corp. (a)	193,668	21,843,814
		81,879,935
Broadline Retail — 0.5%
Pattern Group, Inc. - Class A (a) (b)	274,104	3,407,113
Building Products — 5.2%
CSW Industrials, Inc. (a)	13,549	3,530,599
Janus International Group, Inc. (a) (b)	468,169	2,411,070
Quanex Building Products Corp. (a)	425,399	7,644,420
Simpson Manufacturing Co., Inc. (a)	48,751	8,366,647
UFP Industries, Inc.	162,470	14,966,736
		36,919,472
Capital Markets — 1.4%
GlassBridge Enterprises, Inc. (b) (c) (d)	572	0
Lazard, Inc.	53,403	2,268,559
Marex Group PLC (a)	132,250	5,895,705
Westwood Holdings Group, Inc.	94,844	1,562,081
		9,726,345
Chemicals — 9.1%
Avient Corp. (a)	477,438	17,330,999
Ecovyst, Inc. (a) (b)	611,589	7,865,035
Ingevity Corp. (b)	14,626	1,041,810
Innospec, Inc.	313,378	22,882,862
Mativ Holdings, Inc.	642,611	5,590,716
Minerals Technologies, Inc. (a)	56,137	3,981,236
NewMarket Corp.	1,116	715,300
Quaker Chemical Corp. (a)	39,823	4,947,211
		64,355,169
Commercial Services & Supplies — 1.3%
ACCO Brands Corp. (a)	1,213,225	3,639,675
Ennis, Inc.	255,788	5,478,979
		9,118,654
Communications Equipment — 1.0%
Vistance Networks, Inc. (b)	368,867	6,713,379
Security Description	Shares	Value
Construction Materials — 2.4%
Eagle Materials, Inc. (a)	61,170	$11,588,657
Titan America SA (a) (b)	360,634	5,402,297
		16,990,954
Containers & Packaging — 4.4%
Myers Industries, Inc.	323,067	6,842,559
Silgan Holdings, Inc. (a)	254,769	9,885,037
TriMas Corp. (a)	402,259	14,457,189
		31,184,785
Diversified Consumer Services — 1.0%
Graham Holdings Co. - Class B	2,522	2,666,410
Matthews International Corp. - Class A (a)	175,994	4,544,165
		7,210,575
Electronic Equipment, Instruments & Components — 6.2%
Belden, Inc. (a)	120,656	13,854,929
Ingram Micro Holding Corp. (a)	156,582	3,649,926
Insight Enterprises, Inc. (b)	42,983	2,880,291
Knowles Corp. (b)	185,858	4,772,833
Novanta, Inc. (b)	110,122	13,006,509
Sanmina Corp. (b)	44,415	5,757,961
		43,922,449
Energy Equipment & Services — 1.3%
Forum Energy Technologies, Inc. (a) (b)	37,170	2,180,392
Liberty Energy, Inc. (a)	108,287	3,118,666
Patterson-UTI Energy, Inc. (a)	350,977	3,801,081
		9,100,139
Financial Services — 0.8%
Compass Diversified Holdings	685,244	5,386,018
Food Products — 4.1%
J&J Snack Foods Corp.	251,051	19,900,813
Nomad Foods Ltd.	655,424	6,298,624
Tootsie Roll Industries, Inc. (a)	56,627	2,419,073
		28,618,510
Gas Utilities — 0.6%
MDU Resources Group, Inc. (a)	205,558	4,259,162
Ground Transportation — 0.5%
Werner Enterprises, Inc.	108,818	3,200,337
Health Care Equipment & Supplies — 3.9%
CONMED Corp. (a)	93,094	3,291,804
Enovis Corp. (a) (b)	164,240	3,736,460
Globus Medical, Inc. - Class A (b)	61,187	5,271,872
Haemonetics Corp. (b)	119,636	6,742,685
UFP Technologies, Inc. (a) (b)	22,744	4,403,238
Varex Imaging Corp. (b)	404,560	4,292,382
		27,738,441
BHFTI-89

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Providers & Services — 0.7%
Chemed Corp.	12,867	$4,860,381
Hotels, Restaurants & Leisure — 2.0%
Boyd Gaming Corp.	52,719	4,332,447
Genius Sports Ltd. (a) (b)	508,369	2,252,075
Pursuit Attractions & Hospitality, Inc. (a) (b)	212,084	7,768,637
		14,353,159
Household Durables — 0.5%
La-Z-Boy, Inc.	118,338	3,803,383
Household Products — 2.0%
Central Garden & Pet Co. (Voting Shares) (a) (b)	77,122	2,835,776
Central Garden & Pet Co. (Non-Voting Shares) - Class A (b)	347,180	11,255,576
		14,091,352
Insurance — 5.4%
Abacus Global Management, Inc. (a)	207,135	1,632,224
CNO Financial Group, Inc.	146,408	6,011,513
Hanover Insurance Group, Inc.	50,281	8,716,211
Stewart Information Services Corp.	240,438	14,806,172
White Mountains Insurance Group Ltd. (a)	2,968	6,520,577
		37,686,697
Interactive Media & Services — 0.5%
IAC, Inc. (a) (b)	90,292	3,614,389
Leisure Products — 0.1%
Mattel, Inc. (b)	35,111	510,163
Life Sciences Tools & Services — 1.1%
Azenta, Inc. (a) (b)	152,511	3,222,557
Charles River Laboratories International, Inc. (b)	25,553	4,407,893
		7,630,450
Machinery — 12.1%
Alamo Group, Inc. (a)	94,926	15,659,942
Atmus Filtration Technologies, Inc.	41,840	2,375,257
Douglas Dynamics, Inc.	323,330	13,608,960
Franklin Electric Co., Inc.	255,219	23,523,535
Hillman Solutions Corp. (a) (b)	1,020,909	8,493,963
Mayville Engineering Co., Inc. (b)	294,653	5,289,022
Middleby Corp. (b)	13,514	1,791,686
Mueller Industries, Inc.	106,645	11,816,266
Standex International Corp. (a)	11,427	2,912,285
		85,470,916
Mortgage Real Estate Investment Trusts — 0.5%
Adamas Trust, Inc. (a)	473,865	3,487,646
Oil, Gas & Consumable Fuels — 4.6%
California Resources Corp.	43,523	3,012,662
Chord Energy Corp.	97,390	13,846,910
Magnolia Oil & Gas Corp. - Class A (a)	380,582	12,014,974
Matador Resources Co.	49,667	3,137,961
		32,012,507
Security Description	Shares	Value
Pharmaceuticals — 1.9%
Prestige Consumer Healthcare, Inc. (a) (b)	224,453	$13,303,329
Professional Services — 1.9%
Korn Ferry	192,434	12,113,720
Maximus, Inc. (a)	23,432	1,501,991
		13,615,711
Retail REITs — 0.2%
Agree Realty Corp. (a)	22,784	1,717,458
Semiconductors & Semiconductor Equipment — 1.6%
Amkor Technology, Inc.	31,141	1,402,279
Axcelis Technologies, Inc. (a) (b)	40,107	3,733,160
Diodes, Inc. (a) (b)	38,487	2,627,123
Onto Innovation, Inc. (b)	16,521	3,387,961
		11,150,523
Software — 0.3%
Bit Digital, Inc. (a) (b)	905,889	1,186,714
Progress Software Corp. (b)	44,275	1,135,654
		2,322,368
Specialty Retail — 0.6%
Group 1 Automotive, Inc. (a)	12,255	4,051,871
Technology Hardware, Storage & Peripherals — 1.2%
Diebold Nixdorf, Inc. (a) (b)	107,237	8,089,959
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd. (a) (b)	105,822	1,864,584
Levi Strauss & Co. - Class A (a)	213,037	3,939,054
Steven Madden Ltd. (a)	126,831	4,302,107
		10,105,745
Trading Companies & Distributors — 0.5%
Custom Truck One Source, Inc. (b)	479,182	3,148,226
Total Common Stocks (Cost $669,691,849)		684,185,909

Escrow Shares—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Tontine Holdings Ltd. (b) (c) (d) (Cost $0)	140,969	0

Rights—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd. (b) (Cost $0)	35,242	0
BHFTI-90

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Short-Term Investments—3.4%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—3.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $23,948,649; collateralized by U.S. Treasury Notes with rates ranging from 0.375% - 3.875%, maturity dates ranging from 07/15/27 - 07/31/27, and an aggregate market value of $24,426,073	23,946,986	$23,946,986
Total Short-Term Investments (Cost $23,946,986)		23,946,986

Securities Lending Reinvestments (e)—17.5%
Short-Term Investment Funds—2.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (f)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (f)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (f)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (f)	10,000,000	10,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (f)	1,000,000	1,000,000
		15,000,000

Certificates of Deposit—1.1%
Bank of Montreal
3.980%, SOFR + 0.350%, 05/14/26 (g)	2,000,000	1,999,998
4.000%, SOFR + 0.370%, 08/07/26 (g)	1,000,000	1,000,388
BNP Paribas SA
3.760%, 05/12/26	1,000,000	999,969
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 06/12/26	1,000,000	992,230
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 06/15/26	2,000,000	1,983,800
3.820%, 04/27/26	1,000,000	1,000,007
		7,976,392
Commercial Paper—0.9%
ING U.S. Funding LLC
3.960%, SOFR + 0.330%, 09/18/26 (g)	2,000,000	1,999,900
Ionic Funding LLC
3.720%, 04/01/26	1,000,000	999,892
Verto Capital I-A LLC
3.720%, 04/02/26	1,000,000	999,789
3.800%, 04/24/26	2,000,000	1,994,836
		5,994,417
Repurchase Agreements—11.4%
Bank of Montreal
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $3,000,314; collateralized by various Common Stock with an aggregate market value of $3,343,799	3,000,000	3,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $5,000,507; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $5,100,000	5,000,000	$5,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $2,000,206; collateralized by various Common Stock with an aggregate market value of $2,224,562	2,000,000	2,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $20,002,094; collateralized by various Common Stock with an aggregate market value of $22,245,620	20,000,000	20,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.660%, due on 04/01/26 with a maturity value of $2,000,203; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.500%, maturity dates ranging from 05/31/29 - 07/31/29, and an aggregate market value of $2,040,003	2,000,000	2,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $10,001,019; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $10,200,000	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $5,000,512; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $5,100,066	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $7,239,611; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $7,383,656	7,238,877	7,238,877
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $6,000,630; collateralized by various Common Stock with an aggregate market value of $6,687,772	6,000,000	6,000,000
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $3,000,315; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $3,332,947	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $11,001,155; collateralized by various Common Stock with an aggregate market value of $12,260,916	11,000,000	11,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/26 at 3.830%, due on 04/07/26 with a maturity value of $3,002,234; collateralized by various Common Stock with an aggregate market value of $3,344,025	3,000,000	3,000,000
BHFTI-91

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/26 at 3.910%, due on 05/05/26 with a maturity value of $3,011,404; collateralized by various Common Stock with an aggregate market value of $3,333,695	3,000,000	$3,000,000
		80,238,877
Time Deposits—2.0%
Credit Agricole CIB
3.630%, 04/01/26	4,000,000	4,000,000
DZ Bank AG
3.610%, 04/01/26	4,000,000	4,000,000
National Bank of Canada
3.710%, OBFR + 0.070% 04/07/26 (g)	2,000,000	2,000,000
Svenska NY
3.610%, 04/01/26	4,000,000	4,000,000
		14,000,000
Total Securities Lending Reinvestments (Cost $123,209,755)		123,209,686
Total Investments—118.1% (Cost $816,848,590)		831,342,581
Other assets and liabilities (net)—(18.1)%		(127,290,103)
Net Assets—100.0%		$704,052,478

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $158,844,859 and the collateral received consisted of cash in the amount of $123,196,229 and non-cash collateral with a value of $36,117,384. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(g)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$8,451,498	$—	$—	$8,451,498
Automobile Components	10,976,741	—	—	10,976,741
Banks	81,879,935	—	—	81,879,935
Broadline Retail	3,407,113	—	—	3,407,113
Building Products	36,919,472	—	—	36,919,472
Capital Markets	9,726,345	—	0	9,726,345
Chemicals	64,355,169	—	—	64,355,169
Commercial Services & Supplies	9,118,654	—	—	9,118,654
Communications Equipment	6,713,379	—	—	6,713,379
Construction Materials	16,990,954	—	—	16,990,954
Containers & Packaging	31,184,785	—	—	31,184,785
Diversified Consumer Services	7,210,575	—	—	7,210,575
Electronic Equipment, Instruments & Components	43,922,449	—	—	43,922,449
Energy Equipment & Services	9,100,139	—	—	9,100,139
Financial Services	5,386,018	—	—	5,386,018
Food Products	28,618,510	—	—	28,618,510
Gas Utilities	4,259,162	—	—	4,259,162
Ground Transportation	3,200,337	—	—	3,200,337
Health Care Equipment & Supplies	27,738,441	—	—	27,738,441
Health Care Providers & Services	4,860,381	—	—	4,860,381
Hotels, Restaurants & Leisure	14,353,159	—	—	14,353,159
Household Durables	3,803,383	—	—	3,803,383
Household Products	14,091,352	—	—	14,091,352
BHFTI-92

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Insurance	$37,686,697	$—	$—	$37,686,697
Interactive Media & Services	3,614,389	—	—	3,614,389
Leisure Products	510,163	—	—	510,163
Life Sciences Tools & Services	7,630,450	—	—	7,630,450
Machinery	85,470,916	—	—	85,470,916
Mortgage Real Estate Investment Trusts	3,487,646	—	—	3,487,646
Oil, Gas & Consumable Fuels	32,012,507	—	—	32,012,507
Pharmaceuticals	13,303,329	—	—	13,303,329
Professional Services	13,615,711	—	—	13,615,711
Retail REITs	1,717,458	—	—	1,717,458
Semiconductors & Semiconductor Equipment	11,150,523	—	—	11,150,523
Software	2,322,368	—	—	2,322,368
Specialty Retail	4,051,871	—	—	4,051,871
Technology Hardware, Storage & Peripherals	8,089,959	—	—	8,089,959
Textiles, Apparel & Luxury Goods	10,105,745	—	—	10,105,745
Trading Companies & Distributors	3,148,226	—	—	3,148,226
Total Common Stocks	684,185,909	—	0	684,185,909
Total Escrow Shares*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	23,946,986	—	23,946,986
Securities Lending Reinvestments
Short-Term Investment Funds	15,000,000	—	—	15,000,000
Certificates of Deposit	—	7,976,392	—	7,976,392
Commercial Paper	—	5,994,417	—	5,994,417
Repurchase Agreements	—	80,238,877	—	80,238,877
Time Deposits	—	14,000,000	—	14,000,000
Total Securities Lending Reinvestments	15,000,000	108,209,686	—	123,209,686
Total Investments	$699,185,909	$132,156,672	$0	$831,342,581
Collateral for Securities Loaned (Liability)	$—	$(123,196,229)	$—	$(123,196,229)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
During the period ended March 31, 2026, a transfer into Level 3 in the amount of $16,016 was due to no vendors or brokers providing prices based on market indications which resulted in a lack of significant observable inputs.
BHFTI-93

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—92.2% of Net Assets

Security Description	Shares	Value

Belgium — 2.6%
Elia Group SA (a)	64,652	$9,907,707
UCB SA	33,660	10,138,764
		20,046,471
China — 7.8%
Contemporary Amperex Technology Co. Ltd. - Class A	488,970	28,660,202
Sieyuan Electric Co. Ltd. - Class A	217,144	6,443,757
Tencent Holdings Ltd.	230,800	14,570,843
Tencent Holdings Ltd. (ADR)	164,100	10,374,402
		60,049,204
Czech Republic — 1.2%
CSG NV (a)	333,688	8,978,920
Denmark — 3.1%
Danske Bank AS	339,729	16,493,224
NKT AS (a)	57,547	7,538,951
		24,032,175
France — 9.6%
Accor SA	36,770	1,761,736
Air Liquide SA	79,288	16,333,354
Airbus SE	39,279	7,377,593
BNP Paribas SA	148,258	14,123,207
Safran SA	48,091	15,727,827
SPIE SA	363,400	18,170,541
		73,494,258
Germany — 6.6%
Deutsche Boerse AG	29,027	8,439,197
MTU Aero Engines AG	35,291	12,634,306
RWE AG	106,177	7,071,788
SAP SE	10,280	1,739,716
Siemens Healthineers AG	161,968	6,794,615
Vonovia SE	575,076	14,321,912
		51,001,534
Greece — 1.5%
Piraeus Bank SA	1,427,435	11,764,766
Hong Kong — 3.4%
AIA Group Ltd.	1,573,600	17,677,585
Henderson Land Development Co. Ltd.	190,033	704,822
Sun Hung Kai Properties Ltd.	463,000	7,847,344
		26,229,751
Italy — 1.2%
BFF Bank SpA (a)	772,920	1,299,030
Enel SpA	703,941	7,663,709
		8,962,739
Japan — 7.1%
Fujikura Ltd.	309,150	8,411,657
Hitachi Ltd.	126,700	3,702,886
Japan Post Bank Co. Ltd. (b)	565,900	9,310,269
Security Description	Shares	Value
Japan — (Continued)
Mitsubishi UFJ Financial Group, Inc.	619,500	$10,466,866
Mitsui Fudosan Co. Ltd.	599,600	6,346,502
Otsuka Holdings Co. Ltd.	42,500	2,999,930
SMC Corp.	12,200	4,771,906
Tokyo Gas Co. Ltd.	134,835	6,366,491
Toyota Motor Corp.	93,900	1,946,481
		54,322,988
Netherlands — 0.3%
Magnum Ice Cream Co. NV (a)	169,268	2,484,639
Singapore — 0.2%
Singapore Technologies Engineering Ltd.	163,029	1,389,443
South Korea — 12.0%
Hanwha Aerospace Co. Ltd.	23,295	18,981,524
HD Hyundai Electric Co. Ltd.	10,391	5,796,703
Hyosung Heavy Industries Corp.	5,155	8,473,096
Korea Electric Power Corp.	416,784	11,448,237
LIG Nex1 Co. Ltd.	48,044	18,822,601
LS Electric Co. Ltd.	39,977	19,251,828
MNC Solution Co. Ltd.	25,399	1,593,413
Samsung Electronics Co. Ltd.	67,082	7,535,324
		91,902,726
Spain — 1.9%
Aena SME SA	273,450	8,142,042
CaixaBank SA	516,345	6,195,311
		14,337,353
Switzerland — 5.9%
Medacta Group SA	35,118	6,567,677
SGS SA (b)	90,023	9,528,195
UBS Group AG	742,000	28,859,356
		44,955,228
Taiwan — 5.5%
Lotes Co. Ltd.	156,000	10,336,942
Taiwan Semiconductor Manufacturing Co. Ltd.	561,000	31,626,620
		41,963,562
United Kingdom — 21.8%
Babcock International Group PLC	1,102,689	16,985,372
Balfour Beatty PLC	285,122	2,852,996
British American Tobacco PLC	111,457	6,492,449
HSBC Holdings PLC	418,205	6,859,966
J Sainsbury PLC	4,444,607	19,959,125
Lloyds Banking Group PLC	6,809,558	8,416,302
Melrose Industries PLC	1,798,287	12,113,168
National Grid PLC	2,115,056	35,657,610
SSE PLC	659,159	22,756,835
Tesco PLC	4,491,700	28,321,678
Unilever PLC	130,238	7,302,020
		167,717,521
BHFTI-94

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United States — 0.5%
CRH PLC	39,164	$4,116,920
Total Common Stocks (Cost $590,836,218)		707,750,198

Short-Term Investments—5.4%
Repurchase Agreement — 5.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26 with a maturity value of $41,108,793; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $41,928,253	41,105,938	41,105,938
Total Short-Term Investments (Cost $41,105,938)		41,105,938
Total Investments—97.6% (Cost $631,942,156)		748,856,136
Other assets and liabilities (net)—2.4%		18,527,670
Net Assets—100.0%		$767,383,806

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $12,947,807 and the collateral received consisted of non-cash collateral with a value of $13,461,827. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

Ten Largest Industries as of March 31, 2026 (Unaudited)	% of Net Assets
Aerospace & Defense	14.7
Electrical Equipment	11.0
Banks	10.9
Electric Utilities	6.8
Consumer Staples Distribution & Retail	6.3
Capital Markets	4.9
Multi-Utilities	4.6
Semiconductors & Semiconductor Equipment	4.1
Real Estate Management & Development	3.8
Interactive Media & Services	3.3
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$20,046,471	$—	$20,046,471
China	10,374,402	49,674,802	—	60,049,204
Czech Republic	—	8,978,920	—	8,978,920
Denmark	—	24,032,175	—	24,032,175
France	—	73,494,258	—	73,494,258
Germany	—	51,001,534	—	51,001,534
Greece	—	11,764,766	—	11,764,766
Hong Kong	—	26,229,751	—	26,229,751
Italy	—	8,962,739	—	8,962,739
Japan	—	54,322,988	—	54,322,988
Netherlands	2,484,639	—	—	2,484,639
Singapore	—	1,389,443	—	1,389,443
South Korea	—	91,902,726	—	91,902,726
Spain	—	14,337,353	—	14,337,353
Switzerland	—	44,955,228	—	44,955,228
Taiwan	—	41,963,562	—	41,963,562
United Kingdom	—	167,717,521	—	167,717,521
BHFTI-95

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
United States	$4,116,920	$—	$—	$4,116,920
Total Common Stocks	16,975,961	690,774,237	—	707,750,198
Total Short-Term Investments*	—	41,105,938	—	41,105,938
Total Investments	$16,975,961	$731,880,175	$—	$748,856,136

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-96

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (a)—89.0% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 0.5%
Neptune Bidco U.S., Inc.
2026 USD Term Loan B, 8.760%, 3M TSFR + 5.000%, 02/03/33	1,351,577	$1,289,066
Planet U.S. Buyer LLC
2024 Term Loan B, 6.673%, 3M TSFR + 3.000%, 02/07/31	1,203,562	1,205,604
		2,494,670
Aerospace/Defense — 1.8%
Air Comm Corp. LLC
2025 Delayed Draw Term Loan, 12/11/31 (b)	68,077	68,290
2025 Term Loan, 6.423% - 6.450%, 3M TSFR + 2.750%, 12/11/31 (c)	1,392,993	1,398,217
BG MS U.S. Holding LLC
Term Loan B, 8.450%, 3M TSFR + 4.750%, 10/22/32	825,000	821,906
Kaman Corp.
2025 Delayed Draw Term Loan, 02/26/32 (b)	103,965	104,067
2025 Term Loan B, 6.168% - 6.200%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 02/26/32 (c)	1,385,629	1,387,024
PMI U.S. Bidco, Inc
Delayed Draw Term Loan, 03/16/33 (b)	100,000	100,469
Term Loan B, 3.861%, 3M TSFR + 0.174%, 03/16/33	625,000	627,344
TransDigm, Inc.
2023 Term Loan J, 6.168%, 1M TSFR + 2.500%, 02/28/31	3,011,394	3,014,336
2025 Term Loan K, 5.918%, 1M TSFR + 2.250%, 03/22/30	1,581,232	1,582,508
		9,104,161
Agriculture — 0.5%
A-AG U.S. GSI Bidco, Inc.
Term Loan B, 8.700%, 3M TSFR + 5.000%, 10/31/31	495,000	496,238
Alltech, Inc.
2025 Term Loan, 8.032%, 1M TSFR + 4.250%, 08/13/30	977,452	984,782
Golden State Food LLC
2026 Term Loan B, 7.200%, 3M TSFR + 3.500%, 12/04/31	914,478	916,193
		2,397,213
Airlines — 0.7%
American Airlines, Inc.
2025 Term Loan, 5.918%, 3M TSFR + 2.250%, 04/20/28	645,125	638,943
VistaJet Malta Finance PLC
2025 Term Loan B, 7.406%, 3M TSFR + 3.750%, 04/01/31	1,647,727	1,632,795
WestJet Loyalty LP
Term Loan B, 6.450%, 3M TSFR + 2.750%, 02/14/31	1,476,202	1,437,222
		3,708,960
Apparel — 0.9%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 5.918%, 1M TSFR + 2.250%, 12/21/28	1,234,147	1,233,633
2025 Delayed Draw Term Loan, 5.918%, 1M TSFR + 2.250%, 02/13/32	569,250	567,827
Beach Acquisition Bidco LLC
USD Term Loan B, 6.950%, 3M TSFR + 3.250%, 09/12/32	997,500	1,002,737
Varsity Brands, Inc.
2025 1st Lien Term Loan, 6.450%, 3M TSFR + 2.750%, 08/26/31	1,488,769	1,484,737
Security Description	Principal Amount*	Value
Apparel—(Continued)
WH Borrower LLC
2026 Add-on Term Loan B, 02/20/32 (d)	150,000	$150,293
		4,439,227
Auto Parts & Equipment — 0.9%
Adient U.S. LLC
2024 Term Loan B2, 5.668%, 1M TSFR + 2.000%, 01/31/31	658,070	657,978
Autokiniton U.S. Holdings, Inc.
2024 Term Loan B, 7.782%, 1M TSFR + 4.000%, 04/06/28	670,568	663,695
Clarios Global LP
2024 USD Term Loan B, 6.168%, 1M TSFR + 2.500%, 05/06/30	1,790,198	1,787,960
DexKo Global, Inc.
2021 USD Term Loan B, 7.678%, 3M TSFR + 3.750%, 10/04/28	417,488	412,195
First Brands Group LLC
2022 Incremental Term Loan, 03/30/27 (e)	37,332	280
2025 DIP Term Loan, 13.671%, 1M TSFR + 10.000%, 06/29/26	103,422	24,097
Garrett LX I SARL
2025 USD Term Loan B, 5.667%, 3M TSFR + 2.000%, 01/30/32	587,641	589,110
RealTruck Group, Inc.
2023 Incremental Term Loan, 8.934%, 3M TSFR + 5.000%, 01/31/28	686,000	473,340
		4,608,655
Banks — 0.1%
Walker & Dunlop, Inc.
2025 Term Loan B, 5.675%, 1M TSFR + 2.000%, 03/14/32	668,250	669,085
Beverages — 0.2%
Arterra Wines Canada, Inc.
2020 Term Loan, 7.461%, 3M TSFR + 3.500%, 11/24/27	875,338	857,520
City Brewing Co. LLC
2025 PIK First Out Term Loan, 10.673%, 3M TSFR + 7.000%, 09/30/30	128,542	19,281
Primo Brands Corp.
2026 Term Loan B, 03/19/31 (d)	200,000	200,525
		1,077,326
Building Materials — 2.1%
Chamberlain Group, Inc.
2025 Term Loan B, 6.418%, 1M TSFR + 2.750%, 09/08/32	1,939,291	1,922,776
Cornerstone Building Brands, Inc.
2024 Term Loan B, 8.174%, 3M TSFR + 4.500%, 05/15/31	525,952	266,357
CP Iris Holdco I, Inc.
2025 Delayed Draw Term Loan, 10/27/32 (b)	27,143	26,985
2025 Term Loan, 7.668%, 1M TSFR + 4.000%, 10/27/32	922,857	917,474
EMRLD Borrower LP
2024 Term Loan B, 5.950%, 3M TSFR + 2.250%, 08/04/31	539,306	539,000
Gibraltar Industries, Inc.
2026 Term Loan B, 5.918% - 5.926%, 1M TSFR + 2.250%, 02/02/33 (c)	484,615	482,798
Icebox Holdco III, Inc.
2021 1st Lien Term Loan, 6.950%, 3M TSFR + 3.250%, 12/22/31	1,378,638	1,382,371
BHFTI-97

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Building Materials—(Continued)
Knife River HoldCo
Term Loan, 5.669%, 3M TSFR + 2.000%, 03/08/32	222,750	$224,049
PHRG Intermediate LLC
2025 Term Loan B, 7.700%, 3M TSFR + 4.000%, 02/20/32	1,192,496	1,180,074
Quikrete Holdings, Inc.
2024 Term Loan B2, 5.918%, 1M TSFR + 2.250%, 03/19/29	703,127	703,047
2025 Term Loan B, 5.918%, 1M TSFR + 2.250%, 02/10/32	837,769	837,012
2025 Term Loan B1, 5.918%, 1M TSFR + 2.250%, 04/14/31	2,055,730	2,054,304
		10,536,247
Chemicals — 2.3%
A-AP Buyer, Inc.
Term Loan B, 6.417%, 3M TSFR + 2.750%, 09/09/31	469,062	470,235
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B7, 5.450%, 3M TSFR + 1.750%, 12/20/29	424,285	425,321
Chemours Co.
2025 USD Term Loan B, 7.168%, 1M TSFR + 3.500%, 10/15/32	1,296,750	1,288,376
Discovery Purchaser Corp.
Term Loan, 7.419%, 3M TSFR + 3.750%, 10/04/29	523,003	515,730
ECO Services Operations Corp.
2024 Term Loan B, 5.667%, 3M TSFR + 2.000%, 06/12/31	302,022	302,714
Fortis 333, Inc.
USD Term Loan B, 7.168%, 1M TSFR + 3.500%, 03/29/32	994,987	966,381
Ineos U.S. Finance LLC
2023 USD Term Loan B, 6.918%, 1M TSFR + 3.250%, 02/18/30	1,360,260	1,193,628
Lonza Group AG
USD Term Loan B, 7.725%, 3M TSFR + 3.925%, 07/03/28	1,053,486	922,386
Natgasoline LLC
2025 Term Loan B, 9.173%, 3M TSFR + 5.500%, 03/29/30	487,500	492,375
New Arclin U.S. Holding Corp.
2026 USD Term Loan B, 03/04/33 (d)	500,000	460,000
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, 6.700%, 3M TSFR + 3.000%, 06/20/31	2,606,312	2,512,299
Paint Intermediate III LLC
2024 Term Loan B, 6.666% - 6.673%, 3M TSFR + 3.000%, 10/09/31 (c)	893,805	891,571
Tronox Finance LLC
2024 1st Lien Term Loan B, 6.168% - 6.200%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 09/30/31 (c)	555,775	426,210
W.R. Grace & Co.-Conn.
2025 Term Loan B, 6.700%, 3M TSFR + 3.000%, 08/19/32	597,000	596,627
		11,463,853
Coal — 0.1%
Oxbow Carbon LLC
2023 Term Loan B, 7.168%, 1M TSFR + 3.500%, 05/10/30	528,099	530,739
Commercial Services — 8.2%
AEA International Holdings Luxembourg SARL
2024 USD Term Loan B, 6.450%, 3M TSFR + 2.750%, 09/07/28	486,246	486,246
Albion Financing 3 SARL
2025 USD Term Loan, 6.664%, 3M TSFR + 3.000%, 05/21/31	1,928,954	1,930,561
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Allied Universal Holdco LLC
2025 USD Term Loan B, 6.918%, 1M TSFR + 3.250%, 08/20/32	1,990,000	$1,991,658
American Residential Services LLC
2025 Term Loan B, 6.450%, 3M TSFR + 2.750%, 02/02/32	820,865	817,786
Amspec Parent LLC
2025 Term Loan, 7.200%, 3M TSFR + 3.500%, 12/22/31	1,589,464	1,589,134
APFS Staffing Holdings, Inc.
2021 Term Loan, 7.918%, 1M TSFR + 4.250%, 12/29/28	263,143	239,131
Astro Acquisition LLC
2025 Term Loan B, 6.950%, 3M TSFR + 3.250%, 08/30/32	598,500	601,991
Avis Budget Car Rental LLC
2025 Term Loan B, 6.168%, 1M TSFR + 2.500%, 07/16/32	297,750	293,284
Belfor Holdings, Inc.
2025 USD Term Loan B, 6.418%, 1M TSFR + 2.750%, 11/01/30	540,168	542,193
Citrin Cooperman Advisors LLC
2025 Term Loan B, 6.700%, 3M TSFR + 3.000%, 04/01/32	1,268,625	1,217,880
CohnReznick LLP
Delayed Draw Term Loan, 03/31/32 (b)	50,423	49,036
Term Loan, 6.950%, 3M TSFR + 3.250%, 03/31/32	868,944	845,048
Corp. Service Co.
Term Loan B, 5.668%, 1M TSFR + 2.000%, 11/02/29	450,012	447,059
Creative Artists Agency LLC
2025 Repriced Term Loan B, 6.168%, 1M TSFR + 2.500%, 10/01/31	1,735,405	1,735,269
EAB Global, Inc.
2021 Term Loan, 6.700%, 3M TSFR + 3.000%, 08/16/30	677,787	606,789
Employbridge Holding Co.
2025 First Out Term Loan, 9.200%, 3M TSFR + 5.500%, 01/19/30	931,456	675,305
2025 Second Out Term Loan, 8.711%, 3M TSFR + 4.750%, 01/19/30	1,467,146	286,093
Ensemble RCM LLC
2026 Term Loan B, 6.700%, 3M TSFR + 3.000%, 02/09/33	1,100,000	1,088,410
First Advantage Holdings LLC
2025 Repriced Term Loan B, 6.450%, 3M TSFR + 2.750%, 10/31/31	1,257,192	1,226,810
Fleet Midco I Ltd.
2024 1st Lien Term Loan B, 6.419%, 3M TSFR + 2.750%, 02/21/31	174,125	174,560
Foundational Education Group, Inc.
1st Lien Term Loan, 7.678%, 3M TSFR + 3.750%, 08/31/28	574,500	528,540
Fugue Finance BV
2026 USD Term Loan B, 5.921%, 3M TSFR + 2.250%, 01/09/32	496,256	491,294
Garda World Security Corp.
2026 Term Loan B, 6.421%, 3M TSFR + 2.750%, 02/01/29	2,751,747	2,737,988
Grant Thornton Advisors LLC
2025 Term Loan B, 6.418%, 1M TSFR + 2.750%, 06/02/31	2,466,017	2,305,726
Heron Bidco LLC
Term Loan B, 7.700%, 3M TSFR + 4.000%, 12/10/32	750,000	747,188
Hertz Corp.
2021 Term Loan B, 7.282%, 1M TSFR + 3.500%, 06/30/28	200,343	146,250
2021 Term Loan C, 7.282%, 1M TSFR + 3.500%, 06/30/28	39,640	28,937
2023 Incremental Term Loan B, 7.418%, 1M TSFR + 3.750%, 06/30/28	527,577	382,493
BHFTI-98

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Highspring Holdings LLC
2022 Term Loan, 8.850%, 3M TSFR + 5.000%, 01/22/29	634,159	$437,966
Lernen Bidco Ltd.
2025 USD Term Loan B3, 7.410%, 6M TSFR + 3.500%, 10/27/31	518,470	501,190
Mavis Tire Express Services Corp.
2025 Repriced Term Loan, 6.668%, 1M TSFR + 3.000%, 05/04/28	1,489,969	1,490,124
Monitronics International, Inc.
2023 Exit Term Loan, 11.461%, 3M TSFR + 7.500%, 06/30/28	215,972	215,972
NAB Holdings LLC
2025 Repriced Term Loan B, 6.200%, 3M TSFR + 2.500%, 11/23/28	525,316	482,716
Nuvei Technologies Corp.
2025 Repriced Term Loan B, 6.168%, 1M TSFR + 2.500%, 11/17/31	1,512,260	1,483,433
Parexel International Corp.
2025 Repriced Term Loan B, 6.418%, 1M TSFR + 2.750%, 12/12/31	1,383,968	1,381,452
PG Investment Co. 59 SARL
2025 Repriced Term Loan B, 5.950%, 3M TSFR + 2.250%, 03/26/31	1,383,366	1,385,239
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, 5.664%, 1M TSFR + 2.000%, 10/13/30	818,145	815,525
Raven Acquisition Holdings LLC
Delayed Draw Term Loan, 11/19/31 (b)	68,885	67,626
Term Loan B, 6.668%, 1M TSFR + 3.000%, 11/19/31	954,752	937,115
SCUR-Alpha 1503 GmbH
USD Term Loan B1, 9.167%, 3M TSFR + 5.500%, 03/29/30	1,060,837	928,232
Shift4 Payments LLC
2025 Repriced Term Loan B, 5.652%, 3M TSFR + 2.000%, 07/03/32	224,437	224,332
Spin Holdco, Inc.
2026 First Lien First Out Term Loan, 9.101%, 3M TSFR + 5.430%, 09/04/30	405,030	414,245
2026 First Lien Second Out Term Loan, 7.933%, 3M TSFR + 4.000%, 09/04/30	1,036,466	811,035
Spring Education Group, Inc.
Term Loan, 6.950%, 3M TSFR + 3.250%, 10/04/30	742,125	736,559
TMF Group Holding BV
2025 USD Term Loan B, 6.402%, 3M TSFR + 2.750%, 05/03/28	391,060	391,940
Trans Union LLC
2024 Term Loan B9, 5.450%, 3M TSFR + 1.750%, 06/24/31	1,617,748	1,610,782
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.168%, 1M TSFR + 2.500%, 01/30/31	1,626,971	1,615,277
WEX, Inc.
2024 Term Loan B2, 5.418%, 1M TSFR + 1.750%, 03/31/28	910,465	907,539
		41,050,958
Computers — 2.2%
Clover Holdings 2 LLC
Term Loan B, 7.676%, 1M TSFR + 4.000%, 12/09/31	2,233,125	2,143,800
Security Description	Principal Amount*	Value
Computers—(Continued)
Foundever Group SA
2025 USD Steerco CoOp Term Loan, 7.711%, 3M TSFR + 3.750%, 08/28/28	989,986	$643,491
Imprivata, Inc.
2025 Term Loan B, 6.700%, 3M TSFR + 3.000%, 12/01/27	785,983	780,089
McAfee LLC
2024 USD 1st Lien Term Loan B, 6.668%, 1M TSFR + 3.000%, 03/01/29	1,476,716	1,324,034
NCR Atleos LLC
2025 Term Loan B, 6.686%, 3M TSFR + 3.000%, 04/16/29	967,327	968,133
Nielsen Consumer, Inc.
2025 USD 1st Lien Term Loan, 5.918%, 1M TSFR + 2.250%, 10/31/30	1,116,563	1,104,001
Synechron, Inc.
Term Loan B, 7.450%, 3M TSFR + 3.750%, 10/03/31	1,114,994	1,023,007
Trio Bidco LLC
2025 Delayed Draw Term Loan, 10/29/32 (b)	88,095	85,397
2025 Term Loan B, 7.700%, 3M TSFR + 4.000%, 10/29/32	836,905	812,844
Verifone Systems, Inc.
2025 Term Loan, 9.178%, 3M TSFR + 5.250%, 08/18/28	584,748	552,482
Virtusa Corp.
2024 Term Loan B, 02/15/29 (d)	500,000	452,812
Vision Solutions, Inc.
2021 Incremental Term Loan, 7.928%, 3M TSFR + 4.000%, 04/24/28	1,495,696	1,224,135
		11,114,225
Cosmetics/Personal Care — 0.7%
Conair Holdings LLC
Term Loan B, 7.532%, 1M TSFR + 3.750%, 05/17/28	1,148,720	806,019
Journey Personal Care Corp.
2024 Term Loan B, 7.418%, 1M TSFR + 3.750%, 03/01/28	814,624	785,094
Opal Bidco SAS
USD Term Loan B4, 6.700%, 3M TSFR + 3.000%, 04/28/32	1,990,000	1,991,451
		3,582,564
Distribution/Wholesale — 1.8%
BCPE Empire Holdings, Inc.
2026 10th Amendment Term Loan, 7.173%, 1M TSFR + 3.500%, 12/29/32	1,075,000	1,060,224
Core & Main LP
2024 Term Loan D, 5.676%, 1M TSFR + 2.000%, 07/27/28	1,893,781	1,897,332
2024 Term Loan E, 5.676%, 1M TSFR + 2.000%, 02/09/31	589,723	590,828
Gates Global LLC
2024 Term Loan B5, 5.418%, 1M TSFR + 1.750%, 06/04/31	1,315,348	1,315,714
Gloves Buyer, Inc.
2025 Term Loan, 7.668%, 1M TSFR + 4.000%, 05/21/32	2,668,875	2,663,871
Jennmar Inter III LLC
Term Loan B, 8.678%, 1M TSFR + 5.000%, 12/16/30	641,875	637,061
Windsor Holdings III LLC
2025 USD Term Loan B, 6.418%, 1M TSFR + 2.750%, 08/01/30	671,815	664,817
		8,829,847
BHFTI-99

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services — 5.0%
AllSpring Buyer LLC
2024 Term Loan B, 6.750%, 3M TSFR + 3.000%, 11/01/30	1,290,225	$1,292,069
Apex Group Treasury LLC
2025 USD Term Loan B, 02/27/32 (d)	300,000	274,425
Aretec Group, Inc.
2025 Repriced Term Loan, 6.668%, 1M TSFR + 3.000%, 08/09/30	1,065,606	1,053,100
Avolon TLB Borrower 1 U.S. LLC
2023 Term Loan B6, 5.425%, 1M TSFR + 1.750%, 06/24/30	1,024,863	1,027,995
Blackhawk Network Holdings, Inc.
2026 Term Loan B, 7.168%, 1M TSFR + 3.500%, 03/12/29	746,241	737,729
Citco Funding LLC
2026 Term Loan B, 5.667%, 3M TSFR + 2.000%, 01/30/33	648,375	646,450
CPI Holdco B LLC
2025 Add-on Term Loan B, 5.668%, 1M TSFR + 2.000%, 05/19/31	2,191,625	2,179,922
Edelman Financial Center LLC
2024 Term Loan, 6.668%, 1M TSFR + 3.000%, 04/07/28	1,675,166	1,675,269
Focus Financial Partners LLC
2025 Incremental Term Loan B, 6.168%, 1M TSFR + 2.500%, 09/15/31	2,450,294	2,373,340
Guggenheim Partners LLC
2024 Term Loan B, 6.200%, 3M TSFR + 2.500%, 11/26/31	1,328,558	1,330,550
HighTower Holdings LLC
2025 1st Lien Term Loan B, 6.413%, 3M TSFR + 2.750%, 02/03/32	2,205,830	2,181,015
Jupiter Borrower, Inc.
Term Loan B, 03/25/33 (d)	500,000	500,000
Kestra Advisor Services Holdings A, Inc.
2024 Repriced Term Loan, 6.668%, 1M TSFR + 3.000%, 03/22/31	813,951	808,927
Mariner Wealth Advisors LLC
2025 Repriced Term Loan B, 5.950%, 3M TSFR + 2.250%, 12/31/30	1,946,327	1,939,332
Mermaid Bidco, Inc.
2024 USD Term Loan B, 6.913%, 3M TSFR + 3.250%, 07/03/31	1,978,509	1,946,359
OID-OL Intermediate I LLC
Term Loan 1, 9.667%, 3M TSFR + 6.000%, 02/01/29	109,739	109,259
Term Loan 2, 8.067%, 3M TSFR + 4.250%, 02/01/29	447,350	298,606
Orion Advisor Solutions, Inc.
2026 Term Loan B, 6.421%, 3M TSFR + 2.750%, 09/24/30	1,337,355	1,312,697
Orion U.S. Finco, Inc.
1st Lien Term Loan, 7.150%, 3M TSFR + 3.500%, 10/08/32	975,000	966,875
Pretzel Parent, Inc.
2024 Term Loan B, 8.168%, 1M TSFR + 4.500%, 10/01/31	785,250	763,656
Saphilux SARL
2025 USD Repriced Term Loan, 6.730%, 6M TSFR + 3.000%, 07/18/28	992,500	992,655
Victory Capital Holdings, Inc.
2025 Term Loan, 5.700%, 3M TSFR + 2.000%, 09/23/32	995,000	993,860
		25,404,090
Electric — 1.9%
Invenergy Thermal Operating I LLC
2025 Term Loan B, 6.380%, 3M TSFR + 2.750%, 05/17/32	1,373,756	1,378,908
2025 Term Loan C, 6.380%, 3M TSFR + 2.750%, 05/17/32	89,349	89,572
Security Description	Principal Amount*	Value
Electric—(Continued)
Kohler Energy Co. LLC
2026 USD Term Loan B, 6.700%, 3M TSFR + 3.000%, 05/01/31	2,129,581	$2,129,581
Lightning Power LLC
Term Loan B, 5.918%, 1M TSFR + 2.250%, 08/18/31	1,970,000	1,976,156
MRP Buyer LLC
Delayed Draw Term Loan, 6.950%, 3M TSFR + 3.250%, 06/04/32 (b)	219,498	220,002
Term Loan, 6.950%, 3M TSFR + 3.250%, 06/04/32	1,721,190	1,725,134
Talen Energy Supply LLC
2024-1 Incremental Term Loan, 6.153%, 3M TSFR + 2.500%, 12/15/31	1,975,000	1,981,721
		9,501,074
Electrical Components & Equipment — 0.7%
Creation Technologies, Inc.
2021 Term Loan, 9.413%, 3M TSFR + 5.500%, 10/05/28	1,058,750	1,042,869
Energizer Holdings, Inc.
2025 Term Loan B, 5.675%, 1M TSFR + 2.000%, 03/19/32	1,553,736	1,553,736
Range Red Operating, Inc.
First Out Term Loan, 11.761%, 3M TSFR + 8.000%, 10/01/29 (f) (g)	197,753	158,202
Second Out Term Loan, 11.761%, 3M TSFR + 8.000%, 10/01/29 (f) (g)	829,545	663,636
		3,418,443
Electronics — 0.9%
LSF12 Crown U.S. Commercial Bidco LLC
2026 Term Loan B, 6.668%, 1M TSFR + 3.000%, 12/02/31	1,986,649	1,990,622
MV Holding GmbH
2025 USD Term Loan B, 5.668%, 1M TSFR + 2.000%, 03/17/32	570,698	572,838
Resilience Parent LLC
1st Lien Term Loan, 6.100%, 6M TSFR + 2.500%, 02/28/33	1,650,000	1,644,431
Spectris PLC
USD Term Loan, 6.450%, 3M TSFR + 2.750%, 12/06/32	399,000	399,998
		4,607,889
Engineering & Construction — 2.3%
Artera Services LLC
2024 Term Loan, 8.168%, 1M TSFR + 4.500%, 02/15/31	416,500	353,921
Azuria Water Solutions, Inc.
2025 Term Loan B, 6.668%, 1M TSFR + 3.000%, 05/17/28	1,174,274	1,165,467
Brand Industrial Services, Inc.
2024 Term Loan B, 08/01/30 (d)	500,000	421,146
Brown Group Holding LLC
2022 Incremental Term Loan B2, 6.167% - 6.173%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 07/01/31 (c)	2,095,369	2,100,444
Term Loan B, 6.168%, 1M TSFR + 2.500%, 07/01/31	1,291,875	1,294,657
Construction Partners, Inc.
Term Loan B, 6.168%, 1M TSFR + 2.500%, 11/03/31	518,438	518,924
Cube Industrials Buyer, Inc.
2025 Term Loan B, 6.667%, 3M TSFR + 3.000%, 10/17/31	1,014,776	1,016,467
Green Infrastructure Partners, Inc.
USD Term Loan B, 6.450%, 3M TSFR + 2.750%, 09/24/32	900,000	900,000
BHFTI-100

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Engineering & Construction—(Continued)
KKR Apple Bidco LLC
2025 Term Loan, 6.168%, 1M TSFR + 2.500%, 09/23/31	2,137,514	$2,140,333
Newly Weds Foods, Inc.
Term Loan B, 5.925%, 1M TSFR + 2.250%, 03/15/32	1,116,562	1,116,563
Salas O'Brien, Inc.
Delayed Draw Term Loan, 01/31/33 (b)	42,857	42,964
Term Loan, 6.418%, 1M TSFR + 2.750%, 01/31/33	332,143	332,143
		11,403,029
Entertainment — 4.2%
Betclic Everest Group
2026 USD Term Loan B, 12/10/31 (d)	375,000	375,352
Caesars Entertainment, Inc.
2024 Term Loan B1, 5.918%, 1M TSFR + 2.250%, 02/06/31	2,768,500	2,694,672
City Football Group Ltd.
2024 Term Loan, 7.168%, 1M TSFR + 3.500%, 07/22/30	1,392,571	1,390,830
EOC Borrower LLC
Term Loan B, 6.418%, 1M TSFR + 2.750%, 03/24/32	3,474,994	3,471,519
Flutter Financing BV
2024 Term Loan B, 5.450%, 3M TSFR + 1.750%, 11/30/30	1,326,382	1,314,776
2025 Term Loan B, 5.700%, 3M TSFR + 2.000%, 06/04/32	942,875	934,919
GVC Holdings Gibraltar Ltd.
2025 Term Loan B5 (2032), 5.951%, 3M TSFR + 2.250%, 07/31/32	995,000	995,178
Herschend Entertainment Co. LLC
2026 Term Loan B, 6.168%, 1M TSFR + 2.500%, 05/27/32	719,562	720,912
Light & Wonder International, Inc.
2026 Term Loan B, 5.675%, 1M TSFR + 2.000%, 04/16/29	1,955,175	1,948,148
Ontario Gaming GTA LP
Term Loan B, 7.950%, 3M TSFR + 4.250%, 08/01/30	858,043	807,097
Scientific Games Holdings LP
2024 USD Term Loan B, 6.652%, 3M TSFR + 3.000%, 04/04/29	1,154,520	1,138,825
SeaWorld Parks & Entertainment, Inc.
2024 Term Loan B3, 5.668%, 1M TSFR + 2.000%, 12/04/31	629,930	622,844
TKO Worldwide Holdings LLC
2025 Term Loan, 5.664%, 3M TSFR + 2.000%, 11/21/31	1,337,129	1,337,895
Voyager Parent LLC
Repriced Term Loan B, 7.950%, 3M TSFR + 4.250%, 07/01/32	3,359,393	3,341,098
		21,094,065
Environmental Control — 3.1%
EnergySolutions LLC
2023 Term Loan B, 6.918%, 1M TSFR + 3.250%, 09/20/30	774,213	779,052
Filtration Group Corp.
2025 USD Term Loan, 6.168%, 1M TSFR + 2.500%, 10/21/28	1,404,610	1,407,048
Geosyntec Consultants
2025 Repriced Term Loan B, 6.668% - 6.671%, 1M TSFR + 3.000%, 07/31/31 (c)	522,375	521,722
GFL Environmental, Inc.
2025 Term Loan B, 6.166%, 3M TSFR + 2.500%, 03/03/32	1,890,500	1,892,863
Heritage Environmental Services, Inc.
2026 Term Loan B, 03/18/33 (d)	1,225,000	1,226,531
Heritage-Crystal Clean, Inc.
Term Loan B, 7.461%, 3M TSFR + 3.750%, 10/17/30	2,156,637	2,162,029
Security Description	Principal Amount*	Value
Environmental Control—(Continued)
Madison IAQ LLC
Term Loan, 6.128%, 6M TSFR + 2.500%, 06/21/28	1,941,992	$1,943,879
Northstar Group Services, Inc.
2024 Term Loan B, 8.417%, 3M TSFR + 4.750%, 05/31/30	1,592,140	1,606,071
Reworld Holding Corp.
2025 1st Lien Term Loan C, 5.925%, 1M TSFR + 2.250%, 01/15/31	185,215	185,007
2025 Term Loan B1, 5.925%, 1M TSFR + 2.250%, 01/15/31	1,139,785	1,138,503
Term Loan B, 5.925%, 1M TSFR + 2.250%, 11/30/28	1,436,034	1,436,333
Tidal Waste & Recycling Holdings LLC
Term Loan B, 6.450%, 3M TSFR + 2.750%, 10/24/31	1,213,250	1,216,283
		15,515,321
Food — 0.8%
Del Monte Foods, Inc.
2024 First Out Term Loan, 08/02/28 (e) (f) (g)	263,177	0
2024 Second Out Term Loan, 08/02/28 (e) (f) (g)	1,858,597	0
2025 PIK Roll-Up Term Loan, 13.275% - 13.278%, 1M TSFR + 9.500%, 06/01/26 (c) (f) (g)	826,475	501,670
2025 PIK Term Loan, 08/02/28 (e) (f) (g)	233,925	141,993
Froneri Lux Finco SARL
2025 USD Term Loan B6, 5.877%, 6M TSFR + 2.250%, 09/30/32	773,062	759,481
Nomad Foods Europe Midco Ltd.
2025 USD Term Loan B, 6.276%, 6M TSFR + 2.500%, 10/28/32	1,257,914	1,234,328
PFI Lower Midco LLC
Term Loan B, 7.668%, 1M TSFR + 4.000%, 12/01/32	648,375	652,427
Treehouse Foods, Inc.
2026 Term Loan B, 7.918%, 1M TSFR + 4.250%, 02/11/33	975,000	972,562
		4,262,461
Food Service — 0.2%
Aramark Services, Inc.
2025 Term Loan, 5.418%, 1M TSFR + 1.750%, 06/22/30	501,357	502,610
Gategroup Finance Luxembourg SA
USD Repriced Term Loan B, 7.190%, 3M TSFR + 3.500%, 06/10/32	497,500	497,998
		1,000,608
Forest Products & Paper — 0.1%
Spa Holdings 3 OYJ
2025 USD Term Loan B, 8.211%, 3M TSFR + 4.512%, 05/23/30	496,259	492,165
Hand/Machine Tools — 0.5%
Dynamo Newco II GmbH
2025 USD Term Loan B, 6.921%, 1M TSFR + 3.250%, 09/30/31	1,477,584	1,296,580
Madison Safety & Flow LLC
2025 1st Lien Term Loan B, 6.176%, 1M TSFR + 2.500%, 09/26/31	1,170,060	1,172,011
		2,468,591
BHFTI-101

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Products — 1.3%
Bausch & Lomb Corp.
2025 Repriced Term Loan, 7.418%, 1M TSFR + 3.750%, 01/15/31	2,622,325	$2,631,340
Hanger, Inc.
2024 Delayed Draw Term Loan, 7.168%, 1M TSFR + 3.500%, 10/23/31 (b)	147,740	148,294
2024 Term Loan B, 7.168%, 1M TSFR + 3.500%, 10/23/31	1,140,194	1,144,470
Hologic, Inc.
2026 USD Term Loan B, 01/14/33 (d)	1,870,000	1,848,856
Medline Borrower LP
2025 Term Loan B, 5.418%, 1M TSFR + 1.750%, 10/23/28	655,075	656,559
		6,429,519
Healthcare-Services — 4.5%
Cano Health LLC
2024 Exit Term Loan, 13.700%, 3M TSFR + 10.000%, 06/28/29 (f) (g)	632,162	0
2026 Delayed Draw Term Loan, 11.509%, 3M TSFR + 8.000%, 06/28/29 (d) (f) (g)	163,577	163,577
Concentra Health Services, Inc.
2025 Repriced Term Loan B, 5.668%, 1M TSFR + 2.000%, 07/26/31	370,322	372,058
Examworks Bidco, Inc.
2026 Term Loan B, 6.168%, 1M TSFR + 2.500%, 02/06/33	1,615,914	1,615,030
Global Medical Response, Inc.
2025 Term Loan B, 7.170%, 3M TSFR + 3.500%, 10/01/32	1,820,437	1,815,783
Heartland Dental LLC
2025 Term Loan, 7.418%, 1M TSFR + 3.750%, 08/25/32	1,315,560	1,313,467
ICON Luxembourg SARL
2024 LUX Term Loan B, 5.700%, 3M TSFR + 2.000%, 07/03/28	52,794	52,926
Loire Finco Luxembourg SARL
2025 USD Term Loan B, 7.668%, 1M TSFR + 4.000%, 01/21/30	1,033,926	1,034,787
MDVIP, Inc.
2026 Term Loan B, 6.425%, 1M TSFR + 2.750%, 10/14/31	719,571	720,771
MED ParentCo LP
2025 Repriced Term Loan B, 6.668%, 1M TSFR + 3.000%, 04/15/31	1,293,508	1,294,496
Midwest Physician Administrative Services LLC
2021 Term Loan, 6.961%, 3M TSFR + 3.000%, 03/12/28	698,646	598,740
National Mentor Holdings, Inc.
2025 1st Lien Term Loan B, 9.668%, 1M TSFR + 6.000%, 12/12/30	1,144,139	1,139,930
2025 Delayed Draw Term Loan, 9.668%, 1M TSFR + 6.000%, 12/12/30	490,345	488,711
2026 Term Loan B, 9.668%, 1M TSFR + 6.000%, 12/12/30	1,330,000	1,325,963
Pacific Dental Services LLC
2024 Term Loan B, 6.175%, 1M TSFR + 2.500%, 03/15/31	2,305,627	2,309,950
Phoenix Guarantor, Inc.
2024 Term Loan B, 6.168%, 1M TSFR + 2.500%, 02/21/31	1,577,921	1,579,975
PRA Health Sciences, Inc.
2024 US Term Loan B, 5.700%, 3M TSFR + 2.000%, 07/03/28	13,154	13,186
Radnet Management, Inc.
2024 1st Lien Term Loan B, 5.923%, 3M TSFR + 2.250%, 04/18/31	1,228,125	1,231,579
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
Select Medical Corp.
2026 Term Loan B, 12/03/31 (d)	925,000	$926,156
Sotera Health Holdings LLC
2025 Term Loan B, 6.168%, 1M TSFR + 2.500%, 05/30/31	2,345,239	2,350,371
Surgery Center Holdings, Inc.
2025 Term Loan B, 6.168%, 1M TSFR + 2.500%, 12/19/30	1,211,941	1,213,353
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 7.782%, 1M TSFR + 4.000%, 10/01/28	992,208	993,654
		22,554,463
Holding Companies-Diversified — 0.0%
Emerald X, Inc.
2025 Term Loan B1, 6.918%, 1M TSFR + 3.250%, 01/30/32	198,500	198,913
Home Builders — 0.1%
Lippert Colipper
2025 Term Loan B, 5.918%, 1M TSFR + 2.250%, 03/25/32	321,756	320,550
Home Furnishings — 0.6%
AI Aqua Merger Sub, Inc.
2026 Term Loan B, 6.161% - 6.414%, 1M TSFR + 2.750%, 3M TSFR + 2.500%, 07/31/28 (c)	3,177,807	3,171,128
Household Products/Wares — 0.2%
Kronos Acquisition Holdings, Inc.
2024 Term Loan, 7.700%, 3M TSFR + 4.000%, 07/08/31	1,400,276	869,337
Housewares — 0.1%
Libbey Glass, Inc.
2022 Term Loan, 10.321%, 3M TSFR + 6.500%, 11/22/27	520,718	497,286
Insurance — 5.9%
Acrisure LLC
2024 1st Lien Term Loan B6, 6.668%, 1M TSFR + 3.000%, 11/06/30	1,231,847	1,196,431
2025 Term Loan B, 6.918%, 1M TSFR + 3.250%, 06/21/32	992,500	962,880
Alera Group, Inc.
2026 Term Loan B, 6.418%, 1M TSFR + 2.750%, 05/30/32	1,716,386	1,668,112
Alliant Holdings Intermediate LLC
2025 Term Loan B, 6.168%, 1M TSFR + 2.500%, 09/19/31	2,107,321	2,092,943
AmWINS Group, Inc.
2026 Term Loan B, 5.668%, 1M TSFR + 2.000%, 01/30/32	3,942,465	3,918,849
Asurion LLC
2024 Term Loan B12, 7.918%, 1M TSFR + 4.250%, 09/19/30	2,656,721	2,630,983
Broadstreet Partners, Inc.
2024 Term Loan B4, 6.168%, 1M TSFR + 2.500%, 06/13/31	2,660,784	2,597,923
HUB International Ltd.
2025 Term Loan B, 5.920%, 3M TSFR + 2.250%, 06/20/30	2,968,191	2,964,196
IMA Financial Group, Inc.
Term Loan, 6.668%, 1M TSFR + 3.000%, 11/01/28	1,388,500	1,377,392
Jones Deslauriers Insurance Management, Inc.
2026 Repriced Term Loan B, 6.664%, 3M TSFR + 3.000%, 02/02/33	1,000,000	974,583
Ryan Specialty Group LLC
2024 USD Term Loan B, 5.668%, 1M TSFR + 2.000%, 09/15/31	1,234,375	1,234,375
BHFTI-102

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Insurance—(Continued)
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.168%, 1M TSFR + 2.500%, 07/31/31	3,002,310	$2,950,307
Trucordia Insurance Holdings LLC
Term Loan B, 6.918%, 1M TSFR + 3.250%, 06/17/32	1,044,750	966,394
USI, Inc.
2024 Term Loan C, 5.950%, 3M TSFR + 2.250%, 09/29/30	1,955,237	1,950,959
2024 Term Loan D, 5.950%, 3M TSFR + 2.250%, 11/21/29	2,103,986	2,099,478
		29,585,805
Internet — 0.9%
CNT Holdings I Corp.
2025 Term Loan, 6.167%, 3M TSFR + 2.500%, 11/08/32	1,112,058	1,112,753
Delivery Hero SE
2026 Term Loan B, 06/30/32 (d)	1,000,000	968,750
Go Daddy Operating Co. LLC
2024 Term Loan B7, 5.418%, 1M TSFR + 1.750%, 05/30/31	1,163,955	1,143,101
Newfold Digital Holdings Group, Inc.
2025 Tranche A Term Loan, 7.269%, 1M TSFR + 3.500%, 04/30/29	477,345	351,326
Plano HoldCo, Inc.
Term Loan B, 7.200%, 3M TSFR + 3.500%, 10/02/31	594,000	481,140
Speedster Bidco GmbH
2025 USD Term Loan B1, 6.700%, 3M TSFR + 3.000%, 12/11/31	491,532	471,666
		4,528,736
Investment Companies — 1.4%
AAL Delaware Holdco, Inc.
2025 Term Loan, 6.418%, 1M TSFR + 2.750%, 07/30/31	1,409,057	1,408,543
Aragorn Parent Corp.
2025 Repriced Term Loan B, 7.168%, 1M TSFR + 3.500%, 12/15/28	1,315,994	1,319,079
Dragon Buyer, Inc.
Term Loan B, 6.450%, 3M TSFR + 2.750%, 09/30/31	883,763	843,993
EIG Management Co. LLC
2024 Term Loan, 8.668%, 1M TSFR + 5.000%, 05/17/29	370,616	368,763
HDI Aerospace Intermediate Holding III Corp.
Term Loan B, 7.400%, 3M TSFR + 3.750%, 02/11/32	643,500	646,718
NEXUS Buyer LLC
2025 Incremental Term Loan, 7.668%, 1M TSFR + 4.000%, 07/31/31	746,250	723,596
2025 Term Loan B, 7.168%, 1M TSFR + 3.500%, 07/31/31	786,030	758,847
Nvent Electric PLC
Term Loan B, 6.668%, 1M TSFR + 3.000%, 01/30/32	1,119,375	1,120,307
		7,189,846
Leisure Time — 1.8%
Alterra Mountain Co.
2025 Term Loan B8, 6.168%, 1M TSFR + 2.500%, 05/31/30	1,592,000	1,592,000
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 5.918%, 1M TSFR + 2.250%, 12/13/29	273,625	274,394
2024 Term Loan B4, 5.918%, 1M TSFR + 2.250%, 01/22/31	484,014	484,989
GSM Holdings, Inc.
2024 Term Loan B, 8.700%, 3M TSFR + 5.000%, 09/30/31	985,000	979,151
Hayward Industries, Inc.
2021 Term Loan, 6.282%, 1M TSFR + 2.500%, 05/30/28	1,484,259	1,488,898
Security Description	Principal Amount*	Value
Leisure Time—(Continued)
Horizon U.S. Finco LP
Term Loan B, 8.518%, 6M TSFR + 4.500%, 10/31/31	1,049,941	$986,944
MajorDrive Holdings IV LLC
2022 Incremental Term Loan B, 9.350%, 3M TSFR + 5.500%, 06/01/29	486,076	442,532
Term Loan B, 7.961%, 3M TSFR + 4.000%, 06/01/28	314,931	286,981
Recess Holdings, Inc.
2025 Repriced Term Loan, 7.418%, 3M TSFR + 3.750%, 02/20/30	1,989,201	1,994,277
Sabre GLBL, Inc.
2024 Term Loan B1, 9.768%, 1M TSFR + 6.000%, 11/15/29	722,263	571,490
2025 Term Loan B1, 10.018%, 1M TSFR + 6.250%, 07/30/29	137,372	108,868
		9,210,524
Lodging — 0.8%
Fertitta Entertainment LLC
2022 Term Loan B, 6.918%, 1M TSFR + 3.250%, 01/27/29	2,863,723	2,812,305
Turquoise Topco Ltd.
Term Loan B, 3.886%, 3M TSFR + 0.186%, 12/30/32	1,025,000	993,396
		3,805,701
Machinery — 0.0%
Apex Tool Group LLC
2025 1.5 Lien Term Loan B, 9.668%, 1M TSFR + 6.000%, 04/08/31	34,639	15,241
Machinery-Construction & Mining — 0.5%
WEC U.S. Holdings Ltd.
2024 Term Loan, 5.668%, 1M TSFR + 2.000%, 01/27/31	2,441,046	2,439,520
Machinery-Diversified — 3.3%
Bettcher Industries, Inc.
2026 Term Loan, 03/25/33 (d)	500,000	501,250
CD&R Hydra Buyer, Inc.
2024 Term Loan B, 7.768%, 1M TSFR + 4.000%, 03/25/31	2,204,071	2,205,678
Columbus McKinnon Corp.
2026 Term Loan B, 7.200%, 3M TSFR + 3.500%, 02/03/33	750,571	748,225
CompoSecure Holdings LLC
Term Loan, 5.928%, 1M TSFR + 2.250%, 01/14/33	1,050,000	1,048,687
CPM Holdings, Inc.
2023 Term Loan, 8.168%, 1M TSFR + 4.500%, 09/28/28	1,572,747	1,576,090
DXP Enterprises, Inc.
2025 Repriced Term Loan B, 6.918%, 1M TSFR + 3.250%, 10/11/30	1,329,390	1,338,529
Engineered Machinery Holdings, Inc.
2025 USD Term Loan, 6.950%, 3M TSFR + 3.250%, 11/26/32	2,646,041	2,659,271
LSF12 Helix Parent LLC
USD Term Loan B, 7.168%, 1M TSFR + 3.500%, 02/10/33	1,550,000	1,530,625
Pro Mach Group, Inc.
2025 1st Lien Term Loan B, 6.418%, 1M TSFR + 2.750%, 10/15/32	1,496,250	1,494,661
Roper Industrial Products Investment Co. LLC
2026 USD Term Loan B, 6.200%, 3M TSFR + 2.500%, 11/22/29	964,389	965,795
BHFTI-103

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Machinery-Diversified—(Continued)
TK Elevator Midco GmbH
2025 USD Term Loan B, 6.377%, 6M TSFR + 2.750%, 04/30/30	2,767,038	$2,775,685
		16,844,496
Media — 0.8%
Charter Communications Operating LLC
2024 Term Loan B5, 5.911%, 3M TSFR + 2.250%, 12/15/31	567,813	568,699
Gray Television, Inc.
2021 Term Loan D, 6.782%, 1M TSFR + 3.000%, 12/01/28	556,731	557,323
Mission Broadcasting, Inc.
2021 Term Loan B, 6.282%, 1M TSFR + 2.500%, 06/02/28	382,000	380,627
Nexstar Broadcasting, Inc.
2026 Term Loan B7, 03/18/33 (d)	775,000	768,288
Virgin Media Bristol LLC
2020 USD Term Loan Q, 7.037%, 1M TSFR + 3.250%, 01/31/29	1,125,000	1,087,875
2023 USD Term Loan Y, 7.052%, 6M TSFR + 3.175%, 03/31/31	850,000	777,963
		4,140,775
Metal Fabricate/Hardware — 0.4%
Ameriforge Group, Inc.
2024 PIK Class A Delayed Draw Term Loan, 3.814%, 3M TSFR + 0.000%, 11.000% PIK, 12/31/25 (f) (g) (h)	142,770	2,770
2024 PIK Class A Initial Term Loan, 3.814%, 3M TSFR + 0.000%, 11.000% PIK, 12/31/25 (f) (g) (h)	1,236,312	23,984
WireCo WorldGroup, Inc.
2023 Term Loan B, 7.419%, 3M TSFR + 3.750%, 11/13/28	469,824	469,041
Zekelman Industries, Inc.
2024 Term Loan B, 5.922%, 1M TSFR + 2.250%, 01/24/31	1,501,532	1,505,688
		2,001,483
Mining — 0.4%
American Consolidated Natural Resources, Inc.
2024 2nd Lien Term Loan, 13.000%, 12/11/29	336,647	338,330
Arsenal AIC Parent LLC
2025 Term Loan B, 6.418%, 1M TSFR + 2.750%, 08/19/30	1,519,400	1,525,098
		1,863,428
Miscellaneous Manufacturing — 0.4%
Cleanova U.S. Holdings LLC
2025 Term Loan B, 8.425%, 3M TSFR + 4.750%, 06/14/32	1,121,122	1,123,925
CoorsTek, Inc.
Term Loan B, 6.671%, 3M TSFR + 3.000%, 10/28/32	847,875	853,174
		1,977,099
Oil & Gas — 0.3%
Apro LLC
2024 Term Loan B, 7.426%, 1M TSFR + 3.750%, 07/09/31	591,000	593,463
Hilcorp Energy I LP
Term Loan B, 5.425%, 1M TSFR + 1.750%, 02/11/30	767,250	767,729
		1,361,192
Security Description	Principal Amount*	Value
Packaging & Containers — 2.2%
Altium Packaging LLC
2024 Term Loan B, 6.168%, 1M TSFR + 2.500%, 06/11/31	1,253,420	$1,214,251
Berlin Packaging LLC
2025 Term Loan B7, 6.911% - 6.950%, 3M TSFR + 3.250%, 06/07/31 (c)	977,426	944,437
Charter NEX U.S., Inc.
2025 Repriced Term Loan B, 6.171%, 1M TSFR + 2.500%, 11/29/30	1,454,848	1,448,281
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 6.843%, 1M TSFR + 3.175%, 04/13/29	2,435,000	2,328,469
Owens-Illinois, Inc.
2025 Term Loan B, 6.668%, 1M TSFR + 3.000%, 09/30/32	1,521,188	1,506,926
Pregis TopCo Corp.
2025 Refinancing Term Loan, 7.668%, 1M TSFR + 4.000%, 02/01/29	1,492,487	1,491,155
Proampac PG Borrower LLC
2026 USD Term Loan B, 7.782%, 1M TSFR + 4.000%, 03/07/33	2,475,000	2,396,109
		11,329,628
Pharmaceuticals — 1.9%
Alkermes, Inc.
2026 Term Loan B, 6.418%, 1M TSFR + 2.750%, 08/12/31	650,000	655,687
Amneal Pharmaceuticals LLC
2026 Term Loan, 6.668%, 1M TSFR + 3.000%, 08/01/32	1,492,500	1,499,652
Bausch Health Cos., Inc.
2025 Term Loan B, 9.918%, 1M TSFR + 6.250%, 10/08/30	1,041,503	1,007,166
Ceva Sante Animale
2025 USD Term Loan B, 6.389%, 3M TSFR + 2.750%, 11/08/30	392,037	395,386
Gainwell Acquisition Corp.
Term Loan B, 7.800%, 3M TSFR + 4.000%, 10/01/27	1,857,510	1,804,803
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 5.768%, 1M TSFR + 2.000%, 11/15/27	374,570	374,687
IVC Acquisition Ltd.
2025 USD Repriced Term Loan B, 7.450%, 3M TSFR + 3.750%, 12/12/28	1,493,218	1,487,991
Jazz Financing Lux SARL
2024 1st Lien Term Loan B2, 5.918%, 1M TSFR + 2.250%, 05/05/28	1,300,877	1,307,751
Padagis LLC
Term Loan B, 8.658%, 3M TSFR + 4.750%, 07/06/28	1,152,736	1,066,281
		9,599,404
Pipelines — 1.4%
CQP Holdco LP
2026 Term Loan B, 5.450%, 3M TSFR + 1.750%, 12/31/32	1,241,369	1,236,810
Freeport LNG Investments LLLP
2026 Term Loan B, 6.893%, 3M TSFR + 3.250%, 02/11/33	2,575,000	2,575,000
GIP Pilot Acquisition Partners LP
2025 Term Loan B, 5.646%, 3M TSFR + 2.000%, 10/04/30	470,674	471,263
Oryx Midstream Services Permian Basin LLC
2025 Term Loan B, 5.926%, 1M TSFR + 2.250%, 10/05/28	1,443,513	1,446,348
Stonepeak Bayou Holdings LP
Term Loan B, 6.450%, 3M TSFR + 2.750%, 10/01/32	245,000	237,956
BHFTI-104

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Pipelines—(Continued)
UGI Energy Services LLC
2024 Term Loan B, 6.168%, 1M TSFR + 2.500%, 02/22/30	1,307,660	$1,310,724
		7,278,101
Real Estate — 0.2%
Cushman & Wakefield U.S. Borrower LLC
2025 Term Loan B3, 6.418%, 1M TSFR + 2.750%, 01/31/30	439,526	442,548
Greystar Real Estate Partners LLC
2025 Term Loan B, 6.173%, 3M TSFR + 2.500%, 08/21/30	609,511	611,035
		1,053,583
Retail — 3.3%
Boots Group Bidco Ltd.
USD Term Loan, 6.924%, 3M TSFR + 3.250%, 08/30/32	1,770,562	1,779,047
Great Outdoors Group LLC
2025 Term Loan B, 6.918%, 1M TSFR + 3.250%, 01/23/32	3,374,212	3,372,403
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 5.918%, 1M TSFR + 2.250%, 06/11/31	1,797,625	1,781,204
IRB Holding Corp.
2025 Term Loan B, 6.176%, 1M TSFR + 2.500%, 12/16/30	1,454,599	1,452,276
LBM Acquisition LLC
2025 Incremental Term Loan, 8.675%, 1M TSFR + 5.000%, 06/06/31	472,625	400,887
Les Schwab Tire Centers
2025 Term Loan B, 6.173%, 3M TSFR + 2.500%, 04/23/31	1,511,135	1,509,246
Peer Holding III B.V.
2025 USD Term Loan B4B, 6.200%, 3M TSFR + 2.500%, 10/28/30	1,078,000	1,078,539
2025 USD Term Loan B5B, 6.200%, 3M TSFR + 2.500%, 07/01/31	1,407,187	1,408,360
Phillips Feed Service, Inc.
2020 Term Loan, 10.768%, 1M TSFR + 7.000%, 11/13/26 (f) (g)	10,967	6,726
Reverb Buyer, Inc.
2025 Steerco Term Loan, 7.267%, 3M TSFR + 3.500%, 11/01/28	1,067,855	784,873
Serta Simmons Bedding LLC
2023 New Term Loan, 11.314%, 3M TSFR + 7.500%, 06/29/28	1,323,394	1,244,817
2024 Priority Term Loan, 11.284%, 3M TSFR + 7.500%, 06/29/28 (f) (g)	143,672	143,672
White Cap Buyer LLC
2024 Term Loan B, 6.918%, 1M TSFR + 3.250%, 10/19/29	1,558,083	1,501,213
		16,463,263
Semiconductors — 0.0%
Bright Bidco BV
2022 Exit Term Loan, 10/31/27 (e)	378,225	141,834
2026 Delayed Draw Term Loan, 06/30/26 (b) (f) (g)	12,075	11,801
2026 Term Loan, 13.700%, 3M TSFR + 10.000%, 06/30/26 (f) (g)	16,724	16,345
		169,980
Security Description	Principal Amount*	Value
Software — 11.6%
Applied Systems, Inc.
2024 1st Lien Term Loan, 5.950%, 3M TSFR + 2.250%, 02/24/31	2,153,163	$2,114,137
Ascend Learning LLC
2025 Repriced Term Loan B, 6.668%, 1M TSFR + 3.000%, 12/11/28	1,267,271	1,239,813
Athenahealth Group, Inc.
2022 Term Loan B, 6.418%, 1M TSFR + 2.750%, 02/15/29	2,647,874	2,605,320
Aurora Lux Finco SARL
2025 Term Loan B, 8.950%, 3M TSFR + 5.250%, 10/01/32	1,008,472	922,752
Boxer Parent Co., Inc.
2025 USD Term Loan B, 6.673%, 3M TSFR + 3.000%, 07/30/31	2,621,817	2,436,242
Calabrio, Inc.
2025 First Out Term Loan, 7.673%, 3M TSFR + 4.000%, 11/26/32	1,025,000	814,234
Clearwater Analytics LLC
2025 Term Loan B, 5.675%, 1M TSFR + 2.000%, 04/21/32	746,250	746,405
Cloud Software Group, Inc.
2025 Term Loan B (2032), 6.950%, 3M TSFR + 3.250%, 08/13/32	1,990,000	1,822,094
Cloudera, Inc.
2021 Second Lien Term Loan, 9.768%, 1M TSFR + 6.000%, 10/08/29	850,000	662,362
2021 Term Loan, 7.518%, 1M TSFR + 3.750%, 10/08/28	1,579,704	1,411,465
Constant Contact, Inc.
Term Loan, 7.934%, 3M TSFR + 4.000%, 02/10/28	638,204	596,322
CoreLogic, Inc.
Term Loan, 7.282%, 1M TSFR + 3.500%, 06/02/28	1,828,500	1,753,074
Cornerstone OnDemand, Inc.
2021 Term Loan, 7.532%, 1M TSFR + 3.750%, 10/16/28	620,878	457,315
Cotiviti Corp.
2024 Term Loan, 6.418%, 1M TSFR + 2.750%, 05/01/31	2,468,740	2,282,042
Dayforce, Inc.
2026 Term Loan, 6.661%, 3M TSFR + 3.000%, 02/04/33	2,400,000	2,277,600
Drake Software LLC
2024 Term Loan B, 7.950%, 3M TSFR + 4.250%, 06/26/31	997,891	940,512
ECI Macola Max Holding LLC
2025 Term Loan, 6.450%, 3M TSFR + 2.750%, 05/09/30	1,318,714	1,292,614
Electronic Arts, Inc.
USD Term Loan B, 03/24/33 (d)	3,125,000	3,110,350
Epicor Software Corp.
2024 Term Loan F, 6.168%, 1M TSFR + 2.500%, 05/30/31	2,633,319	2,584,932
Genesys Cloud Services Holdings II LLC
2025 USD Term Loan B, 6.168%, 1M TSFR + 2.500%, 01/30/32	1,492,462	1,429,033
iSolved, Inc.
2025 Term Loan, 6.418%, 1M TSFR + 2.750%, 10/15/30	1,063,624	1,015,761
Marcel LUX IV SARL
2025 USD Repriced Term Loan, 6.410%, 1M TSFR + 2.750%, 11/12/30	2,641,241	2,609,877
Metropolis Technologies, Inc.
2025 Term Loan B, 8.980%, 6M TSFR + 5.250%, 11/03/32	1,047,375	1,036,901
N-Able International Holdings II LLC
2025 Term Loan B, 6.423%, 3M TSFR + 2.750%, 11/26/32	199,500	197,006
Oceankey U.S. II Corp.
2021 Term Loan, 7.268%, 1M TSFR + 3.500%, 12/15/28	1,560,432	1,472,007
BHFTI-105

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Software—(Continued)
Open Text Corp.
2023 Term Loan B, 5.418%, 1M TSFR + 1.750%, 01/31/30	447,795	$439,189
Playtika Holding Corp.
2021 Term Loan B1, 6.532%, 1M TSFR + 2.750%, 03/13/28	673,516	633,610
PointClickCare Technologies, Inc.
2025 Term Loan B, 6.418%, 1M TSFR + 2.750%, 11/03/31	1,329,650	1,324,249
Polaris Newco LLC
USD Term Loan B, 06/02/28 (d)	750,000	656,762
Press Ganey Holdings, Inc.
2025 Repriced Term Loan B, 6.668%, 1M TSFR + 3.000%, 04/30/31	1,135,290	1,135,354
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 6.950%, 3M TSFR + 3.250%, 10/26/30	2,057,384	1,566,826
Project Boost Purchaser LLC
2025 Refinancing Term Loan, 6.450%, 3M TSFR + 2.750%, 07/16/31	1,833,151	1,769,755
Project Ruby Ultimate Parent Corp.
2025 Term Loan B, 6.532%, 1M TSFR + 2.750%, 03/10/28	1,823,027	1,816,570
Quartz Acquireco LLC
2025 Term Loan B, 5.950%, 3M TSFR + 2.250%, 06/28/30	1,070,627	903,342
RealPage, Inc.
1st Lien Term Loan, 6.961%, 3M TSFR + 3.000%, 04/24/28	1,483,167	1,423,655
2024 Incremental Term Loan, 7.450%, 3M TSFR + 3.750%, 04/24/28	396,000	385,495
Relativity ODA LLC
2026 Term Loan B, 6.418%, 1M TSFR + 2.750%, 01/30/33	825,000	817,781
Rocket Software, Inc.
2023 USD Term Loan B, 7.418%, 1M TSFR + 3.750%, 11/28/28	198,500	190,858
SkillSoft Corp.
2021 Term Loan, 9.032%, 1M TSFR + 5.250%, 07/14/28	852,898	348,089
SolarWinds Holdings, Inc.
2025 Term Loan, 7.674%, 3M TSFR + 4.000%, 04/16/32	1,940,250	1,645,978
Symplr Software, Inc.
2020 Term Loan, 8.267%, 3M TSFR + 4.500%, 12/22/27	470,053	333,346
UKG, Inc.
2024 Term Loan B, 6.167%, 3M TSFR + 2.500%, 02/10/31	3,913,302	3,742,760
Waystar Technologies, Inc.
2025 Term Loan B, 5.668%, 1M TSFR + 2.000%, 10/22/29	1,523,059	1,523,059
		58,486,848
Telecommunications — 1.1%
Ciena Corp.
2025 Repriced Term Loan B, 5.425%, 1M TSFR + 1.750%, 10/24/30	1,167,899	1,171,403
Crown Subsea Communications Holding, Inc.
2026 Term Loan B, 6.668%, 1M TSFR + 3.000%, 01/30/31	1,000,000	1,003,750
Delta TopCo, Inc.
2025 Term Loan B, 6.421%, 1M TSFR + 2.750%, 11/30/29	994,962	965,735
Level 3 Financing, Inc.
2025 Repriced Term Loan B4, 6.918%, 1M TSFR + 3.250%, 03/29/32	1,333,213	1,335,434
Viavi Solutions, Inc.
Term Loan B, 6.171%, 3M TSFR + 2.500%, 10/16/32	825,000	828,094
		5,304,416
Security Description	Principal Amount*	Value
Transportation — 0.9%
AIT Worldwide Logistics, Inc.
2025 Repriced Term Loan, 7.669%, 3M TSFR + 4.000%, 04/08/30	641,875	$643,613
First Student Bidco, Inc.
2026 Term Loan B, 5.950%, 3M TSFR + 2.250%, 08/15/30	1,170,308	1,167,992
2026 Term Loan C, 5.950%, 3M TSFR + 2.250%, 08/15/30	214,137	213,713
Kenan Advantage Group, Inc.
2024 Term Loan B4, 6.918%, 1M TSFR + 3.250%, 01/25/29	1,720,222	1,703,737
Student Transportation of America Holdings, Inc.
2025 Term Loan, 6.402%, 3M TSFR + 2.750%, 06/24/32	818,823	821,894
		4,550,949
Total Floating Rate Loans (Cost $464,252,015)		448,016,680

Corporate Bonds & Notes—2.9%
Aerospace/Defense — 0.1%
Goat Holdco LLC
6.750%, 02/01/32 (144A)	175,000	176,073
TransDigm, Inc.
6.875%, 12/15/30 (144A)	500,000	512,324
		688,397
Airlines — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A)	1,500,000	1,491,796
Apparel — 0.1%
Champ Acquisition Corp.
8.375%, 12/01/31 (144A)	375,000	393,048
Commercial Services — 0.0%
Herc Holdings, Inc.
7.000%, 06/15/30 (144A)	85,000	87,156
Computers — 0.3%
Diebold Nixdorf, Inc.
7.750%, 03/31/30 (144A)	925,000	961,850
NCR Atleos Corp.
9.500%, 04/01/29 (144A)	500,000	535,221
		1,497,071
Diversified Financial Services — 0.1%
Focus Financial Partners LLC
6.750%, 09/15/31 (144A)	750,000	744,860
Engineering & Construction — 0.0%
Artera Services LLC
8.500%, 02/15/31 (144A)	125,000	107,035
Entertainment — 0.1%
Caesars Entertainment, Inc.
6.500%, 02/15/32 (144A)	400,000	395,343
BHFTI-106

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Insurance — 0.6%
AmWINS Group, Inc.
6.375%, 02/15/29 (144A)	600,000	$603,475
Asurion LLC/Asurion Co-Issuer, Inc.
8.375%, 02/01/34 (144A)	1,000,000	970,862
Panther Escrow Issuer LLC
7.125%, 06/01/31 (144A)	1,350,000	1,354,535
		2,928,872
Machinery-Diversified — 0.2%
Columbus McKinnon Corp.
7.125%, 02/01/33 (144A)	400,000	399,816
Lsf12 Helix Parent LLC
7.125%, 02/01/33 (144A)	200,000	192,481
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A)	200,000	199,477
		791,774
Media — 0.1%
Virgin Media Secured Finance PLC
4.500%, 08/15/30 (144A)	800,000	709,479
Pharmaceuticals — 0.1%
1261229 BC Ltd.
10.000%, 04/15/32 (144A)	525,000	537,518
Software — 0.8%
Capstone Borrower, Inc.
8.000%, 06/15/30 (144A)	1,000,000	955,480
Cloud Software Group, Inc.
8.250%, 06/30/32 (144A)	1,150,000	1,090,700
9.000%, 09/30/29 (144A)	500,000	482,337
OAK-Eagle Acquireco, Inc.
7.250%, 07/01/33 (144A)	425,000	440,340
UKG, Inc.
6.875%, 02/01/31 (144A)	825,000	806,285
		3,775,142
Telecommunications — 0.1%
Altice France SA
6.875%, 10/15/30 (144A)	362,043	346,330
Total Corporate Bonds & Notes (Cost $14,529,161)		14,493,821

Asset-Backed Securities—2.5%
Asset-Backed - Other — 2.5%
AGL CLO 19 Ltd.
8.070%, 3M TSFR + 4.400%, 07/21/38 (144A) (i)	1,000,000	962,117
Ballyrock CLO 31 Ltd.
8.658%, 3M TSFR + 4.950%, 04/20/39 (144A) (i)	1,500,000	1,494,127
Benefit Street Partners CLO 48 Ltd.
8.359%, 3M TSFR + 4.650%, 04/20/39 (144A) (i)	1,500,000	1,459,208
Bryant Park Funding Ltd.
8.562%, 3M TSFR + 4.800%, 04/22/39 (144A) (i)	1,500,000	1,470,252
Security Description	Principal Amount*/ Shares	Value

Asset-Backed - Other—(Continued)
Invesco U.S. CLO Ltd.
6.518%, 3M TSFR + 2.850%, 01/18/39 (144A) (i)	1,000,000	$980,063
Marble Point CLO XXIV Ltd.
6.913%, 3M TSFR + 3.250%, 04/20/35 (144A) (i)	1,000,000	964,752
Neuberger Berman Loan Advisers CLO 30 Ltd.
6.468%, 3M TSFR + 2.800%, 01/20/39 (144A) (i)	1,000,000	995,371
New Mountain CLO 9 Ltd.
7.359%, 3M TSFR + 3.650%, 04/22/39 (144A) (i)	1,000,000	996,047
RR 25 Ltd.
9.119%, 3M TSFR + 5.450%, 04/15/41 (144A) (i)	1,500,000	1,478,232
Silver Point CLO 17 Ltd.
10.110%, 3M TSFR + 6.430%, 04/15/39 (144A) (i)	1,000,000	999,653
Sixth Street CLO XIII Ltd.
6.270%, 3M TSFR + 2.600%, 01/21/38 (144A) (i)	1,000,000	946,500
Total Asset-Backed Securities (Cost $13,004,500)		12,746,322

Common Stocks—1.1%
Beverages — 0.1%
Citybrewing Topco LLC (f) (g) (j) (k)	66,853	352,984
Commercial Services — 0.1%
Monitronics International, Inc. (j) (k)	16,872	253,080
Diversified Telecommunication Services — 0.0%
Luxco Co. Ltd. (j) (k)	2,150	35,785
Electronic Equipment, Instruments & Components — 0.1%
Range Red Acquisitions LLC - Class A1 (f) (g) (j) (k)	543	753,130
Health Care Providers & Services — 0.2%
Cano Health, Inc. (f) (g) (j) (k)	121,458	0
Envision Parent, Inc. (j) (k)	68,001	1,156,017
		1,156,017
Household Products — 0.2%
LG Parent Holding Co. (j) (k)	9,472	28,416
Serta Simmons Bedding, Inc. (j) (k)	90,899	749,917
Serta SSB Equipment Co. (f) (g) (j) (k)	90,899	0
		778,333
Investment Companies — 0.0%
Aegletes BV (f) (g) (j) (k)	11,991	0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC (f) (g) (j) (k)	9,180	0
Media — 0.0%
GEE Acquisition Holdings Corp. (f) (g) (j) (k)	17,940	0
Metals & Mining — 0.0%
AFG Holdings, Inc. (f) (g) (j) (k)	24,746	0
Pharmaceuticals — 0.4%
Mallinckrodt International Finance SA (j) (k)	23,570	1,956,310
BHFTI-107

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—5.2%
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Par Health, Inc. (j) (k)	23,570	$129,635
		2,085,945
Professional Services — 0.0%
Skillsoft Corp. (j) (k)	3,344	14,346
Software — 0.0%
Blackboard LLC (f) (g) (j) (k)	14,498	0
Specialty Retail — 0.0%
Phillips Feed Service, Inc. (f) (g) (j) (k)	62	0
Total Common Stocks (Cost $8,378,879)		5,429,620

Preferred Stocks—0.1%
Software — 0.1%
Blackboard LLC (f) (g) (k) (Cost $234,233)	12,737	234,233

Convertible Preferred Stocks—0.0%
IT Services — 0.0%
Cohesity Global, Inc. - Series G-1 (k)	4,355	84,923
Cohesity Global, Inc. - Series G (k)	6,303	122,908
Total Convertible Preferred Stocks (Cost $218,489)		207,831

Warrants—0.0%
Health Care Providers & Services — 0.0%
Cano Health, Inc., Expires 06/28/29 (f) (g) (k) (Cost $0)	3,834	0

Security Description	Principal Amount*	Value

Repurchase Agreement—5.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $26,099,622; collateralized by U.S. Treasury Note at 2.750%, maturing 07/31/27, with a market value of $26,619,874	26,097,810	$26,097,810
Total Short-Term Investments (Cost $26,097,810)		26,097,810
Total Investments—100.8% (Cost $526,715,087)		507,226,317
Unfunded Loan Commitments—0.0% (Cost $(704,515))		(704,515)
Net Investments—100.8% (Cost $526,010,572)		506,521,802
Other assets and liabilities (net)—(0.8)%		(3,293,301)
Net Assets—100.0%		$503,228,501

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(b)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(c)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of March 31, 2026.
(d)	This loan will settle after March 31, 2026, at which time the interest rate will be determined.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.6% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(i)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(j)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(k)	Non-income producing security.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$27,240,143, which is 5.4% of net assets.

BHFTI-108

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$2,494,670	$—	$2,494,670
Aerospace/Defense (Less Unfunded Loan Commitments of $272,042)	—	8,832,119	—	8,832,119
Agriculture	—	2,397,213	—	2,397,213
Airlines	—	3,708,960	—	3,708,960
Apparel	—	4,439,227	—	4,439,227
Auto Parts & Equipment	—	4,608,655	—	4,608,655
Banks	—	669,085	—	669,085
Beverages	—	1,077,326	—	1,077,326
Building Materials (Less Unfunded Loan Commitments of $27,143)	—	10,509,104	—	10,509,104
Chemicals	—	11,463,853	—	11,463,853
Coal	—	530,739	—	530,739
Commercial Services (Less Unfunded Loan Commitments of $119,308)	—	40,931,650	—	40,931,650
Computers (Less Unfunded Loan Commitments of $88,095)	—	11,026,130	—	11,026,130
Cosmetics/Personal Care	—	3,582,564	—	3,582,564
Distribution/Wholesale	—	8,829,847	—	8,829,847
Diversified Financial Services	—	25,404,090	—	25,404,090
Electric (Less Unfunded Loan Commitments of $87,436)	—	9,413,638	—	9,413,638
Electrical Components & Equipment	—	2,596,605	821,838	3,418,443
Electronics	—	4,607,889	—	4,607,889
Engineering & Construction (Less Unfunded Loan Commitments of $42,857)	—	11,360,172	—	11,360,172
Entertainment	—	21,094,065	—	21,094,065
Environmental Control	—	15,515,321	—	15,515,321
Food	—	3,618,798	643,663	4,262,461
Food Service	—	1,000,608	—	1,000,608
Forest Products & Paper	—	492,165	—	492,165
Hand/Machine Tools	—	2,468,591	—	2,468,591
Healthcare-Products (Less Unfunded Loan Commitments of $55,559)	—	6,373,960	—	6,373,960
Healthcare-Services	—	22,390,886	163,577	22,554,463
Holding Companies-Diversified	—	198,913	—	198,913
Home Builders	—	320,550	—	320,550
Home Furnishings	—	3,171,128	—	3,171,128
Household Products/Wares	—	869,337	—	869,337
Housewares	—	497,286	—	497,286
Insurance	—	29,585,805	—	29,585,805
Internet	—	4,528,736	—	4,528,736
Investment Companies	—	7,189,846	—	7,189,846
Leisure Time	—	9,210,524	—	9,210,524
Lodging	—	3,805,701	—	3,805,701
Machinery	—	15,241	—	15,241
Machinery-Construction & Mining	—	2,439,520	—	2,439,520
Machinery-Diversified	—	16,844,496	—	16,844,496
Media	—	4,140,775	—	4,140,775
Metal Fabricate/Hardware	—	1,974,729	26,754	2,001,483
Mining	—	1,863,428	—	1,863,428
Miscellaneous Manufacturing	—	1,977,099	—	1,977,099
Oil & Gas	—	1,361,192	—	1,361,192
Packaging & Containers	—	11,329,628	—	11,329,628
Pharmaceuticals	—	9,599,404	—	9,599,404
Pipelines	—	7,278,101	—	7,278,101
Real Estate	—	1,053,583	—	1,053,583
Retail	—	16,312,865	150,398	16,463,263
Semiconductors (Less Unfunded Loan Commitments of $12,075)	—	141,834	16,071	157,905
Software	—	58,486,848	—	58,486,848
Telecommunications	—	5,304,416	—	5,304,416
Transportation	—	4,550,949	—	4,550,949
Total Floating Rate Loans (Less Unfunded Loan Commitments of $704,515)	—	445,489,864	1,822,301	447,312,165
Total Corporate Bonds & Notes*	—	14,493,821	—	14,493,821
Total Asset-Backed Securities*	—	12,746,322	—	12,746,322
BHFTI-109

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Beverages	$—	$—	$352,984	$352,984
Commercial Services	—	253,080	—	253,080
Diversified Telecommunication Services	—	35,785	—	35,785
Electronic Equipment, Instruments & Components	—	—	753,130	753,130
Health Care Providers & Services	—	1,156,017	0	1,156,017
Household Products	—	778,333	0	778,333
Investment Companies	—	—	0	0
Machinery	—	—	0	0
Media	—	—	0	0
Metals & Mining	—	—	0	0
Pharmaceuticals	—	2,085,945	—	2,085,945
Professional Services	14,346	—	—	14,346
Software	—	—	0	0
Specialty Retail	—	—	0	0
Total Common Stocks	14,346	4,309,160	1,106,114	5,429,620
Total Preferred Stocks*	—	—	234,233	234,233
Total Convertible Preferred Stocks*	—	207,831	—	207,831
Total Warrants*	—	—	0	0
Total Short-Term Investments*	—	26,097,810	—	26,097,810
Total Net Investments	$14,346	$503,344,808	$3,162,648	$506,521,802

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
During the period ended March 31, 2026, transfers into Level 3 in the amount of $2,330,070 were due to the cessation of a vendor or broker providing prices based on market indications which resulted in a lack of significant observable inputs.
BHFTI-110

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—37.0% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 0.1%
Neptune Bidco U.S., Inc.
9.290%, 04/15/29 (144A) (a)	35,000	$35,097
Omnicom Group, Inc.
4.200%, 03/02/29 (a)	515,000	509,537
		544,634
Aerospace/Defense — 0.9%
BAE Systems PLC
5.000%, 03/26/27 (144A) (a)	1,200,000	1,207,825
Boeing Co.
5.150%, 05/01/30	500,000	508,370
6.298%, 05/01/29 (a)	1,000,000	1,049,835
General Electric Co.
4.300%, 07/29/30 (a)	350,000	349,161
Honeywell Aerospace, Inc.
4.300%, 03/16/31 (144A)	720,000	712,213
Spirit AeroSystems, Inc.
4.600%, 06/15/28 (a)	1,440,000	1,440,393
		5,267,797
Agriculture — 0.3%
BAT Capital Corp.
4.906%, 04/02/30 (a)	195,000	197,107
6.343%, 08/02/30 (a)	540,000	576,439
Philip Morris International, Inc.
4.875%, 02/15/28 (a)	900,000	909,207
		1,682,753
Airlines — 0.1%
United Airlines, Inc.
4.625%, 04/15/29 (144A) (a)	335,000	328,677
Auto Manufacturers — 1.4%
BMW U.S. Capital LLC
4.500%, 08/11/30 (144A) (a)	740,000	731,660
General Motors Financial Co., Inc.
1.500%, 06/10/26	4,400,000	4,374,340
4.200%, 10/27/28	190,000	188,043
Hyundai Capital America
4.850%, 03/25/27 (144A)	850,000	852,841
5.250%, 01/08/27 (144A) (a)	1,400,000	1,407,796
		7,554,680
Banks — 11.0%
ABN AMRO Bank NV
6.339%, 1Y H15 + 1.650%, 09/18/27 (144A) (a) (b)	600,000	605,102
Bank of America Corp.
3.974%, 3M TSFR + 1.472%, 02/07/30 (b)	2,000,000	1,972,482
4.376%, SOFR + 1.580%, 04/27/28 (a) (b)	2,500,000	2,498,160
Bank of Montreal
4.567%, SOFR + 0.880%, 09/10/27 (a) (b)	1,000,000	1,000,968
Bank of New York Mellon
4.729%, SOFR + 1.135%, 04/20/29 (b)	300,000	302,134
Banque Federative du Credit Mutuel SA
4.541%, 01/15/31 (144A) (a)	455,000	448,706
4.591%, 10/16/28 (144A)	1,576,000	1,576,919
Security Description	Principal Amount*	Value
Banks—(Continued)
CaixaBank SA
4.634%, SOFR + 1.140%, 07/03/29 (144A) (a) (b)	1,140,000	$1,141,881
Citibank NA
4.576%, 05/29/27 (a)	3,800,000	3,815,118
Citigroup, Inc.
4.503%, SOFR + 1.171%, 09/11/31 (b)	1,420,000	1,403,860
Credit Agricole SA
5.222%, SOFR + 1.460%, 05/27/31 (144A) (b)	2,100,000	2,125,508
Danske Bank AS
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (a) (b)	1,600,000	1,645,618
Fifth Third Bank NA
4.967%, SOFR + 0.810%, 01/28/28 (a) (b)	865,000	868,156
Goldman Sachs Group, Inc.
2.640%, SOFR + 1.114%, 02/24/28 (b)	2,000,000	1,967,772
4.387%, SOFR + 1.510%, 06/15/27 (a) (b)	900,000	900,113
Huntington Bancshares, Inc.
6.208%, SOFR + 2.020%, 08/21/29 (a) (b)	1,000,000	1,037,419
Huntington National Bank
4.552%, SOFR + 1.650%, 05/17/28 (b)	2,400,000	2,400,053
JPMorgan Chase & Co.
4.255%, SOFR + 0.930%, 10/22/31 (a) (b)	830,000	817,036
5.012%, SOFR + 1.310%, 01/23/30 (a) (b)	1,000,000	1,013,991
Lloyds Banking Group PLC
3.750%, 1Y H15 + 1.800%, 03/18/28 (a) (b)	2,700,000	2,682,102
5.087%, 1Y H15 + 0.850%, 11/26/28 (a) (b)	960,000	968,754
Morgan Stanley
4.210%, SOFR + 1.610%, 04/20/28 (a) (b)	2,500,000	2,493,132
4.350%, 09/08/26 (a)	2,200,000	2,200,237
4.493%, SOFR + 0.950%, 01/16/32 (b)	340,000	334,284
4.708%, SOFR + 1.195%, 03/12/32 (b)	495,000	491,667
5.173%, SOFR + 1.450%, 01/16/30 (b)	1,500,000	1,521,097
NatWest Group PLC
1.642%, 1Y H15 + 0.900%, 06/14/27 (b)	2,500,000	2,484,807
NatWest Markets PLC
4.412%, 11/06/30 (144A) (a)	1,010,000	996,210
PNC Financial Services Group, Inc.
5.300%, SOFR + 1.342%, 01/21/28 (b)	600,000	604,104
Royal Bank of Canada
4.696%, SOFR + 1.060%, 08/06/31 (a) (b)	1,950,000	1,945,662
Santander Holdings USA, Inc.
5.473%, SOFR + 1.610%, 03/20/29 (a) (b)	2,700,000	2,737,577
Santander U.K. Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/27 (b)	1,800,000	1,788,937
Shinhan Bank Co. Ltd.
1.375%, 10/21/26 (144A)	2,500,000	2,462,420
Skandinaviska Enskilda Banken AB
4.375%, 03/12/31 (144A) (a)	750,000	743,681
Societe Generale SA
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a) (b)	1,500,000	1,492,083
Truist Financial Corp.
5.435%, SOFR + 1.620%, 01/24/30 (a) (b)	2,000,000	2,047,118
UBS Group AG
4.550%, 04/17/26	1,200,000	1,199,988
Wells Fargo & Co.
4.100%, 06/03/26 (a)	3,000,000	2,999,526
5.198%, SOFR + 1.500%, 01/23/30 (b)	800,000	812,540
BHFTI-111

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Banks—(Continued)
Wells Fargo & Co.
6.303%, SOFR + 1.790%, 10/23/29 (b)	900,000	$937,344
		61,484,266
Beverages — 0.4%
Coca-Cola Europacific Partners PLC
1.500%, 01/15/27 (144A) (a)	1,600,000	1,563,678
Keurig Dr. Pepper, Inc.
2.250%, 03/15/31 (a)	865,000	764,064
		2,327,742
Biotechnology — 0.1%
Royalty Pharma PLC
4.450%, 03/25/31 (a)	635,000	626,593
Building Materials — 0.5%
Carrier Global Corp.
2.493%, 02/15/27	1,500,000	1,476,013
JH North America Holdings, Inc.
5.875%, 01/31/31 (144A)	25,000	24,792
Owens Corning
5.500%, 06/15/27 (a)	1,300,000	1,315,454
		2,816,259
Chemicals — 0.2%
Rain Carbon, Inc.
12.250%, 09/01/29 (144A) (a)	1,100,000	1,131,734
Commercial Services — 0.2%
EquipmentShare.com, Inc.
9.000%, 05/15/28 (144A)	1,100,000	1,136,224
Cosmetics/Personal Care — 0.6%
Haleon U.S. Capital LLC
3.375%, 03/24/27 (a)	3,400,000	3,366,753
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (a)	1,000,000	962,585
4.125%, 02/28/29 (a)	155,000	152,903
6.100%, 01/15/27 (a)	1,000,000	1,010,888
American Express Co.
5.645%, SOFR + 0.750%, 04/23/27 (a) (b)	2,400,000	2,402,439
Capital One Financial Corp.
3.800%, 01/31/28 (a)	2,500,000	2,470,641
4.493%, SOFR + 1.250%, 09/11/31 (a) (b)	640,000	628,393
4.722%, SOFR + 1.150%, 01/30/32 (a) (b)	435,000	428,403
CrossCountry Intermediate HoldCo LLC
6.500%, 10/01/30 (144A)	40,000	38,126
Eagle Funding Luxco SARL
5.500%, 08/17/30 (144A)	340,000	341,785
Freedom Mortgage Holdings LLC
6.875%, 05/01/31 (144A) (a)	300,000	280,472
Gabx Leasing LLC
4.625%, 04/15/31 (144A) (a)	575,000	566,843
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Jefferson Capital Holdings LLC
9.500%, 02/15/29 (144A)	700,000	$734,446
OneMain Finance Corp.
6.625%, 05/15/29 (a)	700,000	700,680
Power Finance Corp. Ltd.
3.950%, 04/23/30	360,000	347,725
SLM Corp.
6.500%, 01/31/30	300,000	294,514
		11,360,843
Electric — 2.9%
Constellation Energy Generation LLC
4.400%, 01/15/31 (a)	245,000	241,806
Dominion Energy, Inc.
1.450%, 04/15/26	2,000,000	1,997,558
DTE Energy Co.
4.950%, 07/01/27 (a)	800,000	805,174
Duke Energy Corp.
4.300%, 03/15/28 (a)	4,500,000	4,492,092
ENEL Finance International NV
4.375%, 09/30/30 (144A) (a)	650,000	638,399
Engie SA
5.250%, 04/10/29 (144A) (a)	1,400,000	1,431,314
Exelon Corp.
3.400%, 04/15/26 (a)	2,000,000	1,998,996
NextEra Energy Capital Holdings, Inc.
4.685%, 09/01/27	460,000	462,219
Pacific Gas & Electric Co.
4.550%, 07/01/30	1,600,000	1,578,314
Southern Power Co.
4.250%, 10/01/30 (a)	315,000	310,934
Vistra Operations Co. LLC
4.375%, 05/01/29 (144A) (a)	1,200,000	1,171,648
4.700%, 01/31/31 (144A) (a)	370,000	364,043
Xcel Energy, Inc.
3.400%, 06/01/30 (a)	1,000,000	954,832
		16,447,329
Electrical Components & Equipment — 0.2%
WESCO Distribution, Inc.
6.375%, 03/15/29 (144A) (a)	1,100,000	1,119,700
Electronics — 0.1%
Amphenol Corp.
3.900%, 11/15/28 (a)	420,000	416,880
Entertainment — 0.4%
Banijay Entertainment SAS
8.125%, 05/01/29 (144A)	600,000	615,964
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (a)	1,200,000	1,154,274
Discovery Global Holdings, Inc.
3.755%, 03/15/27	278,000	274,592
Rivers Enterprise Borrower LLC
6.250%, 10/15/30 (144A) (a)	330,000	329,167
		2,373,997
BHFTI-112

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Food — 0.7%
Mars, Inc.
4.800%, 03/01/30 (144A) (a)	2,585,000	$2,612,205
McCormick & Co., Inc.
4.150%, 02/15/29 (a)	205,000	203,011
Sysco Corp.
5.750%, 01/17/29 (a)	1,100,000	1,130,991
		3,946,207
Gas — 0.1%
Southern Co. Gas Capital Corp.
4.050%, 09/15/28	320,000	317,646
Healthcare-Products — 0.6%
Baxter International, Inc.
1.915%, 02/01/27	1,305,000	1,274,138
GE HealthCare Technologies, Inc.
4.150%, 12/15/28 (a)	310,000	307,976
Medline Borrower LP
3.875%, 04/01/29 (144A)	1,960,000	1,896,029
		3,478,143
Healthcare-Services — 0.8%
CHS/Community Health Systems, Inc.
6.000%, 01/15/29 (144A)	1,100,000	1,087,625
Icon Investments Six DAC
5.809%, 05/08/27 (a)	1,700,000	1,708,608
IQVIA, Inc.
6.250%, 02/01/29 (a)	1,000,000	1,039,336
Kedrion SpA
6.500%, 09/01/29 (144A) (a)	500,000	482,343
		4,317,912
Home Builders — 0.5%
DR Horton, Inc.
4.850%, 10/15/30	1,500,000	1,512,240
Toll Brothers Finance Corp.
4.350%, 02/15/28 (a)	1,500,000	1,493,566
		3,005,806
Insurance — 2.1%
Acrisure LLC/Acrisure Finance, Inc.
8.500%, 06/15/29 (144A)	300,000	297,154
AEGON Funding Co. LLC
5.500%, 04/16/27 (144A) (a)	2,100,000	2,118,468
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.875%, 11/01/29 (144A)	600,000	580,518
6.750%, 04/15/28 (144A) (a)	700,000	703,815
Athene Global Funding
5.516%, 03/25/27 (144A)	2,000,000	2,016,192
Brown & Brown, Inc.
4.900%, 06/23/30 (a)	345,000	344,532
Corebridge Global Funding
5.900%, 09/19/28 (144A) (a)	1,300,000	1,339,089
F&G Annuities & Life, Inc.
6.500%, 06/04/29	300,000	301,254
Security Description	Principal Amount*	Value
Insurance—(Continued)
GA Global Funding Trust
4.400%, 09/23/27 (144A) (a)	2,150,000	$2,136,281
Northwestern Mutual Global Funding
4.900%, 06/12/28 (144A) (a)	1,150,000	1,162,823
RGA Global Funding
5.448%, 05/24/29 (144A) (a)	500,000	512,168
		11,512,294
Internet — 0.7%
Airbnb, Inc.
4.650%, 03/16/31	255,000	254,425
Alphabet, Inc.
4.100%, 11/15/30 (a)	850,000	844,206
4.100%, 02/15/31 (a)	655,000	650,448
Amazon.com, Inc.
4.100%, 11/20/30 (a)	385,000	380,489
4.250%, 03/13/31	535,000	531,057
Meta Platforms, Inc.
4.200%, 11/15/30 (a)	1,415,000	1,401,270
		4,061,895
Leisure Time — 0.1%
Carnival Corp.
5.750%, 03/15/30 (144A)	400,000	403,173
Lodging — 0.2%
Sands China Ltd.
2.300%, 03/08/27	1,200,000	1,171,233
Machinery-Construction & Mining — 0.1%
Eaton Capital ULC
4.450%, 05/09/30 (a)	520,000	519,557
Machinery-Diversified — 0.0%
Esab Corp.
5.625%, 04/01/31 (144A)	60,000	60,420
6.250%, 04/15/29 (144A) (a)	200,000	202,980
		263,400
Media — 0.2%
Block Communications, Inc.
10.250%, 03/01/31 (144A) (a)	90,000	82,345
Directv Financing LLC
8.875%, 02/01/30 (144A) (a)	550,000	548,776
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A) (a)	247,000	246,740
		877,861
Mining — 0.4%
Anglo American Capital PLC
4.625%, 03/19/31 (144A)	625,000	617,845
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29	250,000	234,623
Glencore Funding LLC
4.907%, 04/01/28 (144A)	1,110,000	1,118,362
		1,970,830
BHFTI-113

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Miscellaneous Manufacturing — 0.1%
Eaton Corp.
4.200%, 03/06/31 (a)	490,000	$482,911
Multi-National — 0.2%
Banque Ouest Africaine de Developpement
5.000%, 07/27/27 (144A)	1,300,000	1,292,035
Oil & Gas — 1.1%
Harbour Energy PLC
5.500%, 10/15/26 (144A)	2,200,000	2,186,299
KazMunayGas National Co. JSC
5.375%, 04/24/30	460,000	464,386
Pertamina Hulu Energi PT
5.250%, 05/21/30 (144A)	340,000	340,824
Petronas Capital Ltd.
4.950%, 01/03/31 (144A)	455,000	465,033
Sunoco LP
7.000%, 05/01/29 (144A) (a)	700,000	718,031
Transocean International Ltd.
8.750%, 02/15/30 (144A)	280,000	291,254
Var Energi ASA
7.500%, 01/15/28 (144A)	1,400,000	1,464,503
Viper Energy Partners LLC
4.900%, 08/01/30 (a)	244,000	243,839
		6,174,169
Oil & Gas Services — 0.0%
Kodiak Gas Services LLC
5.875%, 04/01/31 (144A)	105,000	105,520
Packaging & Containers — 0.1%
AptarGroup, Inc.
4.750%, 03/30/31	360,000	356,782
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500%, 05/15/30 (144A) (a)	200,000	176,626
		533,408
Pharmaceuticals — 1.6%
AbbVie, Inc.
4.125%, 03/15/31 (a)	495,000	487,817
Bayer U.S. Finance LLC
6.250%, 01/21/29 (144A)	2,500,000	2,596,629
CVS Health Corp.
1.875%, 02/28/31 (a)	220,000	192,076
4.300%, 03/25/28 (a)	1,600,000	1,594,329
5.000%, 01/30/29 (a)	1,500,000	1,519,507
Novartis Capital Corp.
4.100%, 11/05/30 (a)	1,235,000	1,221,243
4.400%, 03/18/31 (a)	990,000	989,787
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/27 (a)	303,000	302,303
		8,903,691
Pipelines — 1.0%
Energy Transfer LP
3.900%, 07/15/26	1,200,000	1,198,633
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Hess Midstream Operations LP
5.875%, 03/01/28 (144A) (a)	150,000	$150,963
6.500%, 06/01/29 (144A)	250,000	255,381
MPLX LP
4.800%, 02/15/31 (a)	1,900,000	1,904,348
ONEOK, Inc.
4.850%, 07/15/26 (a)	1,100,000	1,100,260
Targa Resources Corp.
4.350%, 04/15/31	280,000	274,108
Venture Global LNG, Inc.
8.125%, 06/01/28 (144A) (a)	600,000	613,633
		5,497,326
Real Estate Investment Trusts — 1.6%
Crown Castle, Inc.
1.050%, 07/15/26 (a)	733,000	725,973
3.700%, 06/15/26	2,367,000	2,363,201
Equinix Asia Financing Corp. Pte. Ltd.
4.400%, 03/15/31	425,000	416,030
Iron Mountain, Inc.
4.875%, 09/15/27 (144A)	1,400,000	1,397,298
Millrose Properties, Inc.
6.375%, 08/01/30 (144A)	550,000	549,829
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, 10/15/27 (a)	850,000	791,210
Prologis Targeted U.S. Logistics Fund LP
5.250%, 04/01/29 (144A) (a)	500,000	509,477
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, 02/15/29 (144A) (a)	600,000	581,638
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (144A)	1,500,000	1,488,578
		8,823,234
Retail — 0.5%
Dick's Sporting Goods, Inc.
4.000%, 10/01/29 (144A)	2,830,000	2,753,653
KSouth Africa Ltd.
3.000%, 12/31/49 (144A) † (c) (d) (e)	712,186	0
25.000%, 12/31/49 (144A) † (c) (d) (e)	313,720	0
		2,753,653
Semiconductors — 0.4%
Foundry JV Holdco LLC
5.900%, 01/25/30 (144A) (a)	1,900,000	1,966,305
Software — 0.7%
Fiserv, Inc.
2.250%, 06/01/27 (a)	1,000,000	973,204
Oracle Corp.
4.450%, 09/26/30 (a)	445,000	428,838
4.550%, 02/04/29 (a)	1,195,000	1,179,897
4.950%, 02/04/31 (a)	665,000	650,663
Salesforce, Inc.
4.500%, 03/15/28 (a)	715,000	715,184
		3,947,786
BHFTI-114

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Telecommunications — 1.1%
APLD ComputeCo 2 LLC
6.750%, 03/15/31 (144A)	135,000	$134,017
APLD ComputeCo LLC
9.250%, 12/15/30 (144A) (a)	205,000	211,216
AT&T, Inc.
2.300%, 06/01/27 (a)	400,000	390,998
Black Pearl Compute LLC
6.125%, 02/15/31 (144A) (a)	80,000	81,424
Cipher Compute LLC
7.125%, 11/15/30 (144A) (a)	100,000	103,603
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (a)	600,000	630,324
Motorola Solutions, Inc.
4.850%, 08/15/30 (a)	1,015,000	1,022,062
SV RNO Property Owner 1 LLC
5.875%, 03/01/31 (144A)	120,000	118,619
T-Mobile USA, Inc.
4.950%, 03/15/28 (a)	3,000,000	3,031,171
WULF Compute LLC
7.750%, 10/15/30 (144A) (a)	160,000	169,069
		5,892,503
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.
4.650%, 03/12/31 (a)	1,230,000	1,214,650
Transportation — 0.0%
Beacon Mobility Corp.
7.250%, 08/01/30 (144A)	35,000	36,154
Trucking & Leasing — 0.5%
Avolon Holdings Funding Ltd.
4.900%, 10/10/30 (144A) (a)	665,000	660,367
SMBC Aviation Capital Finance DAC
5.100%, 04/01/30 (144A)	2,100,000	2,117,110
		2,777,477
Total Corporate Bonds & Notes (Cost $207,039,313)		206,233,640

Asset-Backed Securities—17.4%
Asset-Backed - Automobile — 3.5%
Ford Credit Auto Owner Trust
5.090%, 12/15/28	1,805,761	1,818,118
GM Financial Consumer Automobile Receivables Trust
4.850%, 12/18/28	2,632,658	2,642,863
5.780%, 08/16/28	1,419,505	1,431,632
Honda Auto Receivables Owner Trust
5.410%, 02/18/28	1,126,039	1,131,813
5.670%, 06/21/28	1,245,965	1,256,794
Hyundai Auto Receivables Trust
4.450%, 08/15/28	3,011,266	3,016,713
4.990%, 02/15/29	1,007,019	1,012,843
5.480%, 04/17/28	475,072	477,363
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Nissan Auto Receivables Owner Trust
4.910%, 11/15/27	1,187,878	$1,190,141
Tesla Electric Vehicle Trust
5.380%, 06/20/28 (144A)	1,230,112	1,238,638
Toyota Auto Receivables Owner Trust
4.830%, 10/16/28	1,581,797	1,588,623
5.330%, 01/16/29	2,258,827	2,278,683
Truist Bank Auto Credit-Linked Notes
4.728%, 09/26/33 (144A)	697,286	697,076
		19,781,300
Asset-Backed - Credit Card — 0.7%
American Express Credit Account Master Trust
4.870%, 05/15/28	3,620,000	3,623,603
Asset-Backed - Home Equity — 0.9%
Angel Oak Mortgage Trust
5.462%, SOFR30A + 1.800%, 02/25/55 (144A) (b)	231,964	232,825
BRAVO Residential Funding Trust
5.012%, SOFR30A + 1.350%, 09/25/72 (144A) (b)	1,706,274	1,707,010
FIGRE Trust
5.053%, 11/25/55 (144A) (f)	612,564	609,093
5.265%, 07/25/55 (144A) (f)	261,445	261,197
5.285%, 08/25/55 (144A) (b)	339,476	338,555
5.408%, 07/25/55 (144A) (b)	385,173	385,483
GS Mortgage-Backed Securities Trust
5.180%, 09/25/55 (144A) (f)	508,791	507,093
JP Morgan Mortgage Trust
5.023%, SOFR30A + 1.350%, 03/20/56 (144A) (b)	371,654	372,435
5.373%, SOFR30A + 1.700%, 03/20/54 (144A) (b)	163,327	163,628
Towd Point Mortgage Trust
5.848%, 01/25/64 (144A) (b)	514,670	515,520
		5,092,839
Asset-Backed - Other — 12.3%
AGL CLO 13 Ltd.
4.768%, 3M TSFR + 1.100%, 10/20/34 (144A) (b)	850,000	849,118
Apex Credit CLO LLC
4.848%, 3M TSFR + 1.180%, 10/20/34 (144A) (b)	2,300,000	2,297,689
Apidos CLO XXXII Ltd.
4.768%, 3M TSFR + 1.100%, 01/20/33 (144A) (b)	1,007,493	1,008,839
Bain Capital Credit CLO Ltd.
4.658%, 3M TSFR + 0.990%, 04/18/33 (144A) (b)	1,423,120	1,421,989
Basswood Park CLO Ltd.
4.698%, 3M TSFR + 1.030%, 04/20/34 (144A) (b)	800,000	798,599
Battalion CLO IX Ltd.
4.632%, 3M TSFR + 0.960%, 07/15/31 (144A) (b)	1,127,257	1,127,516
Beechwood Park CLO Ltd.
4.738%, 3M TSFR + 1.070%, 01/17/35 (144A) (b)	3,000,000	2,994,711
Bellemeade RE Ltd.
7.512%, SOFR30A + 3.850%, 09/25/31 (144A) (b)	494,000	507,810
BlueMountain CLO Ltd.
4.853%, 3M TSFR + 1.200%, 11/15/30 (144A) (b)	427,260	427,186
Buckhorn Park CLO Ltd.
4.738%, 3M TSFR + 1.070%, 07/18/34 (144A) (b)	900,000	898,492
BHFTI-115

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Carlyle Global Market Strategies CLO Ltd.
4.588%, 3M TSFR + 0.920%, 07/20/32 (144A) (b)	941,515	$942,512
CF Hippolyta Issuer LLC
1.690%, 07/15/60 (144A)	1,120,589	938,885
Compass Datacenters Issuer II LLC
4.926%, 11/25/50 (144A)	671,000	660,391
5.022%, 08/25/49 (144A)	286,000	283,617
5.316%, 05/25/50 (144A)	307,000	305,098
Countrywide Asset-Backed Certificates Trust
4.543%, 1M TSFR + 0.864%, 03/25/34 (b)	18,723	19,485
Dryden 68 CLO Ltd.
4.772%, 3M TSFR + 1.100%, 07/15/35 (144A) (b)	2,250,000	2,248,886
Dryden 80 CLO Ltd.
4.618%, 3M TSFR + 0.950%, 01/17/33 (144A) (b)	2,356,067	2,354,724
Elevation CLO Ltd.
4.588%, 3M TSFR + 0.920%, 10/20/31 (144A) (b)	1,512	1,512
Flatiron CLO 28 Ltd.
4.752%, 3M TSFR + 1.080%, 07/15/36 (144A) (b)	3,610,000	3,607,181
GoldenTree Loan Management U.S. CLO 11 Ltd.
4.748%, 3M TSFR + 1.080%, 10/20/34 (144A) (b)	3,200,000	3,199,773
Home Partners of America Trust
2.649%, 01/17/41 (144A)	475,750	445,573
Home Re Ltd.
4.862%, SOFR30A + 1.200%, 01/25/36 (144A) (b)	293,000	292,946
JP Morgan Mortgage Trust
4.873%, SOFR30A + 1.200%, 02/25/55 (144A) (b)	403,716	403,809
Juniper Valley Park CLO Ltd.
4.748%, 3M TSFR + 1.080%, 07/20/36 (144A) (b)	1,200,000	1,197,406
LCM 34 Ltd.
4.848%, 3M TSFR + 1.180%, 10/20/34 (144A) (b)	1,700,000	1,698,008
Madison Park Funding XLV Ltd.
4.752%, 3M TSFR + 1.080%, 07/15/34 (144A) (b)	2,500,000	2,492,835
Marble Point CLO XV Ltd.
4.711%, 3M TSFR + 1.040%, 07/23/32 (144A) (b)	548,323	547,902
Neuberger Berman Loan Advisers CLO 43Ltd.
4.718%, 3M TSFR + 1.050%, 07/17/36 (144A) (b)	400,000	399,778
Neuberger Berman Loan Advisers CLO 50 Ltd.
4.699%, 3M TSFR + 1.040%, 07/23/36 (144A) (b)	300,000	299,294
Neuberger Berman Loan Advisers CLO 51 Ltd.
4.668%, 3M TSFR + 1.000%, 10/23/36 (144A) (b)	2,850,000	2,849,188
New Economy Assets - Phase 1 Sponsor LLC
1.910%, 10/20/61 (144A)	5,010,000	4,205,296
Octagon Investment Partners 45 Ltd.
4.822%, 3M TSFR + 1.150%, 04/15/35 (144A) (b)	1,200,000	1,199,054
PK Alift Loan Funding 7 LP
4.750%, 03/15/43 (144A)	283,045	281,646
PK ALIFT Loan Funding 8 LP
4.614%, 09/15/43 (144A)	427,000	421,564
Pretium Mortgage Credit Partners LLC
4.968%, 02/25/56 (144A) (f)	2,190,253	2,172,297
RAAC Trust
4.493%, 1M TSFR + 0.814%, 03/25/34 (b)	30,311	30,261
RR 14 Ltd.
5.054%, 3M TSFR + 1.382%, 04/15/36 (144A) (b)	5,382,000	5,381,548
Sabey Data Center Issuer LLC
5.482%, 01/20/51 (144A)	1,091,000	1,082,473
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Sound Point CLO XXII Ltd.
4.698%, 3M TSFR + 1.030%, 01/20/32 (144A) (b)	591,642	$591,389
Sound Point CLO XXXII Ltd.
4.960%, 3M TSFR + 1.030%, 10/25/34 (144A) (b)	2,000,000	1,999,138
Southwick Park CLO LLC
4.668%, 3M TSFR + 1.000%, 07/20/32 (144A) (b)	1,002,259	1,001,581
Symphony CLO XXIII Ltd.
4.572%, 3M TSFR + 0.900%, 01/15/34 (144A) (b)	725,464	725,184
TCI-Flatiron CLO Ltd.
4.621%, 3M TSFR + 0.950%, 07/29/35 (144A) (b)	2,126,546	2,124,904
TCW CLO Ltd.
4.718%, 3M TSFR + 1.050%, 04/20/34 (144A) (b)	1,700,000	1,697,477
Trinitas CLO XII Ltd.
4.718%, 3M TSFR + 1.050%, 04/25/33 (144A) (b)	783,310	782,690
VCAT LLC
5.062%, 02/25/56 (144A) (f)	1,725,226	1,717,456
5.101%, 01/25/56 (144A) (f)	327,285	325,454
Venture 41 CLO Ltd.
4.798%, 3M TSFR + 1.130%, 01/20/34 (144A) (b)	2,500,000	2,500,140
Wellfleet CLO Ltd.
4.872%, 3M TSFR + 1.200%, 01/15/35 (144A) (b)	2,900,000	2,894,768
		68,655,072
Total Asset-Backed Securities (Cost $98,131,106)		97,152,814

U.S. Treasury & Government Agencies—16.6%
U.S. Treasury — 16.6%
U.S. Treasury Inflation-Indexed Notes
0.125%, 04/15/26 (a) (g)	8,804,639	8,810,251
U.S. Treasury Notes
0.500%, 08/31/27 (h)	2,800,000	2,672,141
2.875%, 08/15/28	1,300,000	1,272,578
3.750%, 12/31/28	2,800,000	2,794,422
4.000%, 10/31/29	18,100,000	18,172,117
4.625%, 04/30/29	22,600,000	23,112,031
4.625%, 09/30/30	21,800,000	22,419,086
U.S. Treasury STRIPS Coupon
Zero Coupon, 11/15/27 (a)	14,400,000	13,537,094
Total U.S. Treasury & Government Agencies (Cost $92,924,064)		92,789,720

Non-Agency Mortgage-Backed Securities—11.0%
Collateralized Mortgage Obligations — 6.5%
A&D Mortgage Trust
6.733%, 07/25/68 (144A) (f)	344,646	345,817
Adjustable Rate Mortgage Trust
5.059%, 02/25/35 (b)	81,565	81,221
BRAVO Residential Funding Trust
3.500%, 10/25/44 (144A) (b)	530,609	509,184
6.191%, 03/25/64 (144A) (f)	1,078,725	1,085,134
6.285%, 02/25/64 (144A) (f)	210,572	211,758
6.394%, 10/25/63 (144A) (f)	596,438	598,998
6.435%, 05/25/63 (144A) (f)	1,473,104	1,472,302
BHFTI-116

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
BRAVO Residential Funding Trust
6.505%, 06/25/63 (144A) (f)	137,534	$137,649
6.602%, 09/25/63 (144A) (f)	259,068	259,675
CAFL Issuer LP
5.684%, 05/28/40 (144A) (f)	227,000	227,729
Chase Home Lending Mortgage Trust
4.762%, SOFR30A + 1.100%, 11/25/56 (144A) (b)	1,690,085	1,672,918
CHL Mortgage Pass-Through Trust
4.943%, 07/25/34 (b)	120,721	115,750
COLT Mortgage Loan Trust
5.607%, 05/25/69 (144A) (f)	1,228,706	1,234,003
5.835%, 02/25/69 (144A) (f)	659,785	661,339
5.903%, 12/25/68 (144A) (f)	381,992	383,124
Credit Suisse First Boston Mortgage Securities Corp.
5.000%, 01/25/38	33,234	18,371
Cross Mortgage Trust
5.883%, 04/25/70 (144A) (b)	276,541	278,798
6.085%, 12/25/68 (144A) (f)	870,292	873,898
Deephaven Residential Mortgage Trust
5.735%, 07/25/69 (144A) (f)	672,846	677,976
GS Mortgage-Backed Securities Trust
4.912%, SOFR30A + 1.250%, 06/25/56 (144A) (b)	132,818	133,021
4.962%, SOFR30A + 1.300%, 02/25/56 (144A) (b)	184,899	185,099
HOMES Trust
5.554%, 01/25/70 (144A) (f)	2,438,081	2,445,451
5.915%, 07/25/69 (144A) (f)	324,942	327,535
Imperial Fund Mortgage Trust
5.941%, 02/25/68 (144A) (f)	503,198	501,494
JP Morgan Mortgage Trust
2.500%, 06/25/52 (144A) (b)	589,939	527,557
5.919%, 06/25/54 (144A) (f)	239,610	240,692
LHOME Mortgage Trust
5.612%, 04/25/40 (144A) (b)	185,000	185,584
Merrill Lynch Mortgage Investors Trust
4.533%, 1M TSFR + 0.854%, 03/25/28 (b)	20,300	18,717
Mill City Mortgage Loan Trust
3.250%, 05/25/62 (144A) (b)	42,726	42,562
3.500%, 04/25/66 (144A) (b)	627,009	616,024
Morgan Stanley Residential Mortgage Loan Trust
5.012%, SOFR30A + 1.350%, 09/25/54 (144A) (b)	446,889	447,287
6.152%, 12/25/68 (144A) (f)	752,583	756,380
New York Mortgage Trust
4.468%, 1M TSFR + 0.789%, 02/25/36 (b)	15,515	15,375
OBX Trust
2.500%, 10/25/51 (144A) (b)	231,322	207,650
4.443%, 1M TSFR + 0.764%, 06/25/57 (144A) (b)	173,004	171,100
5.878%, 12/25/63 (144A) (f)	320,408	321,479
5.928%, 11/25/63 (144A) (f)	451,860	453,216
6.067%, 01/25/64 (144A) (f)	248,572	249,878
6.129%, 12/25/63 (144A) (f)	402,498	404,514
6.233%, 05/25/64 (144A) (f)	654,766	660,238
6.465%, 10/25/63 (144A) (f)	1,144,219	1,151,565
Onity Loan Investment Trust
3.000%, 06/25/38 (144A) (b)	308,115	301,997
3.000%, 11/25/38 (144A) (b)	733,815	715,340
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
PRKCM Trust
6.333%, 03/25/59 (144A) (f)	206,349	$207,817
6.431%, 05/25/59 (144A) (f)	249,224	251,461
Provident Funding Mortgage Trust
2.500%, 10/25/51 (144A) (b)	448,388	400,186
PRPM LLC
5.185%, 02/25/31 (144A) (f)	839,296	830,435
PSMC Trust
2.500%, 08/25/51 (144A) (b)	2,102,954	1,902,246
Sequoia Mortgage Trust
4.430%, 1M TSFR + 0.754%, 11/20/34 (b)	72,872	69,585
Station Place Securitization Trust
4.578%, 1M TSFR + 0.900%, 07/23/26 (144A) (b)	2,052,000	2,053,336
4.578%, 1M TSFR + 0.900%, 09/23/26 (144A) (b)	2,040,000	2,037,805
4.578%, 1M TSFR + 0.900%, 11/24/26 (144A) (b)	2,069,000	2,068,586
Toorak Mortgage Trust
5.524%, 02/25/40 (144A) (f)	270,000	270,951
Towd Point Mortgage Trust
3.000%, 06/25/58 (144A) (b)	1,045,236	988,873
3.750%, 03/25/58 (144A) (b)	236,418	229,180
3.750%, 05/25/58 (144A) (b)	1,092,782	1,071,872
Verus Securitization Trust
6.095%, 02/25/69 (144A) (f)	136,036	136,746
6.218%, 06/25/69 (144A) (f)	411,611	414,929
6.338%, 04/25/69 (144A) (f)	771,279	777,563
6.665%, 09/25/68 (144A) (f)	119,361	119,832
6.876%, 11/25/68 (144A) (b)	431,011	434,360
WaMu Mortgage Pass-Through Certificates Trust
4.253%, 1M TSFR + 0.574%, 04/25/45 (b)	291,171	284,214
		36,475,376
Commercial Mortgage-Backed Securities — 4.5%
Bank5
1.221%, 07/15/58 (b) (i)	8,255,195	383,696
Bank5 Trust
1.062%, 01/15/58 (144A) (b) (i)	17,901,123	654,236
BBCMS Mortgage Trust
1.167%, 05/15/58 (b) (i)	11,512,739	492,302
Benchmark Mortgage Trust
1.258%, 10/15/58 (144A) (b) (i)	4,213,714	213,651
2.211%, 03/15/53	558,120	529,770
2.889%, 08/15/57	1,210,571	1,163,550
5.436%, 02/15/59	597,000	602,451
5.597%, 01/15/58 (b)	733,000	744,296
BMO Mortgage Trust
1.354%, 05/15/58 (b) (i)	7,921,787	375,191
BX Mortgage Trust
4.477%, 1M TSFR + 0.804%, 10/15/36 (144A) (b)	2,643,000	2,636,392
BX Trust
5.031%, 12/13/42 (144A) (b)	843,000	847,438
5.164%, 1M TSFR + 1.491%, 04/15/37 (144A) (b)	1,352,357	1,352,357
5.177%, 12/13/42 (144A) (b)	534,000	534,394
5.373%, 1M TSFR + 1.700%, 12/15/44 (144A) (b)	483,000	481,491
Cantor Commercial Real Estate Lending
2.942%, 01/15/53	339,550	323,401
BHFTI-117

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
CGMS Commercial Mortgage Trust
3.711%, 08/15/50 (b)	337,000	$329,390
Citigroup Commercial Mortgage Trust
3.154%, 11/15/49	1,132,000	1,122,302
4.408%, 06/10/51 (b)	518,000	510,860
COMM Mortgage Trust
4.408%, 02/10/48 (b)	236,760	230,244
CSAIL Commercial Mortgage Trust
1.085%, 03/15/53 (b) (i)	14,277,535	457,873
3.398%, 11/15/50	719,615	716,270
CSTL Commercial Mortgage Trust
4.561%, 11/10/42 (144A) (b)	782,000	768,801
GS Mortgage Securities Trust
0.612%, 02/13/53 (b) (i)	26,777,110	503,455
2.592%, 10/10/49	937,621	933,739
2.933%, 09/10/52	1,640,616	1,574,317
3.050%, 05/10/49	169,916	169,676
Morgan Stanley Bank of America Merrill Lynch Trust
3.994%, 12/15/49 (b)	602,000	590,087
5.384%, 11/15/58	1,135,000	1,148,804
Morgan Stanley Capital I Trust
1.215%, 07/15/52 (b) (i)	15,099,023	500,013
NYC Commercial Mortgage Trust
4.668%, 11/05/38 (144A) (b)	886,000	882,255
One Bryant Park Trust
2.516%, 09/15/54 (144A)	620,000	572,843
UBS Commercial Mortgage Trust
3.344%, 04/15/52	894,000	874,816
VRTX Trust
4.926%, 08/05/42 (144A) (b)	509,000	509,300
Wells Fargo Commercial Mortgage Trust
1.018%, 10/15/52 (b) (i)	14,818,646	436,381
2.918%, 11/15/49	600,000	597,316
4.382%, 08/15/51	433,000	425,557
4.672%, 11/15/48 (b)	10,962	10,770
		25,199,685
Total Non-Agency Mortgage-Backed Securities (Cost $63,033,523)		61,675,061

Agency Sponsored Mortgage-Backed Securities—8.9%
Agency Collateralized Mortgage Obligations — 7.7%
Federal Home Loan Mortgage Corp. REMICS
2.500%, 03/25/51 (i)	6,815,611	1,033,338
2.500%, 07/25/51 (i)	6,497,104	1,031,029
4.562%, SOFR30A + 0.900%, 08/25/54 (b)	1,398,448	1,403,012
4.612%, SOFR30A + 0.950%, 06/25/54 (b)	3,189,476	3,207,851
4.762%, SOFR30A + 1.100%, 02/25/54 (b)	1,905,218	1,915,745
4.762%, SOFR30A + 1.100%, 08/25/54 (b)	1,710,776	1,720,297
4.762%, SOFR30A + 1.100%, 02/25/55 (b)	1,285,925	1,293,019
4.762%, SOFR30A + 1.100%, 08/25/55 (b)	2,463,921	2,478,154
4.812%, SOFR30A + 1.150%, 03/25/55 (b)	1,634,929	1,642,310
4.812%, SOFR30A + 1.150%, 05/25/55 (b)	2,585,122	2,605,066
4.862%, SOFR30A + 1.200%, 06/25/55 (b)	2,225,920	2,231,363
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust
4.512%, SOFR30A + 0.850%, 11/25/41 (144A) (b)	43,737	$43,697
4.612%, SOFR30A + 0.950%, 01/25/45 (144A) (b)	471,165	470,286
4.612%, SOFR30A + 0.950%, 09/25/45 (144A) (b)	506,850	505,780
4.762%, SOFR30A + 1.100%, 05/25/45 (144A) (b)	348,125	348,543
4.862%, SOFR30A + 1.200%, 08/25/44 (144A) (b)	1,211,279	1,211,821
Federal National Mortgage Association Connecticut Avenue Securities Trust
4.612%, SOFR30A + 0.950%, 01/25/45 (144A) (b)	442,170	441,075
4.662%, SOFR30A + 1.000%, 02/25/45 (144A) (b)	291,564	291,114
4.662%, SOFR30A + 1.000%, 05/25/45 (144A) (b)	323,082	323,154
4.662%, SOFR30A + 1.000%, 01/25/46 (144A) (b)	600,767	600,647
4.762%, SOFR30A + 1.100%, 02/25/44 (144A) (b)	336,821	336,612
4.812%, SOFR30A + 1.150%, 03/25/44 (144A) (b)	413,272	412,886
5.112%, SOFR30A + 1.450%, 03/25/45 (144A) (b)	379,508	380,221
5.162%, SOFR30A + 1.500%, 10/25/43 (144A) (b)	1,069,952	1,070,283
Federal National Mortgage Association Interest STRIPS
3.000%, 01/25/53 (i)	6,305,706	1,111,289
Federal National Mortgage Association REMICS
4.612%, SOFR30A + 0.950%, 01/25/54 (b)	1,019,705	1,024,965
4.612%, SOFR30A + 0.950%, 11/25/54 (b)	1,489,002	1,491,737
4.632%, SOFR30A + 0.970%, 08/25/54 (b)	2,128,389	2,138,919
4.762%, SOFR30A + 1.100%, 06/25/54 (b)	1,791,385	1,801,851
4.812%, SOFR30A + 1.150%, 12/25/53 (b)	1,854,092	1,866,754
4.862%, SOFR30A + 1.200%, 10/25/53 (b)	2,238,125	2,258,123
4.862%, SOFR30A + 1.200%, 05/25/54 (b)	1,605,107	1,618,146
Government National Mortgage Association REMICS
2.000%, 02/20/51 (i)	12,595,981	1,276,008
3.500%, 11/20/49 (i)	5,695,708	1,108,765
		42,693,860
Agency Mortgage-Backed Securities — 1.2%
Federal Home Loan Mortgage Corp.
3.000%, 10/01/37	2,418,930	2,310,933
3.500%, 10/01/37	2,462,070	2,371,528
Federal National Mortgage Association
5.220%, 6M RFUCCT + 0.845%, 11/01/33 (b)	196	195
5.300%, 1Y H15 + 1.675%, 11/01/32 (b)	5,515	5,572
5.468%, 6M RFUCCT + 1.177%, 03/01/28 (b)	252	252
5.491%, 6M RFUCCT + 1.400%, 03/01/35 (b)	7,102	7,226
5.655%, 1Y RFUCCT + 1.530%, 02/01/33 (b)	19,691	20,010
5.665%, 6M RFUCCT + 1.415%, 06/01/32 (b)	4,992	5,042
5.665%, 6M RFUCCT + 1.415%, 12/01/32 (b)	28,012	28,305
5.673%, 6M RFUCCT + 1.585%, 03/01/36 (b)	29,678	30,355
5.754%, 1Y H15 + 2.020%, 03/01/30 (b)	20	20
5.761%, 6M RFUCCT + 1.570%, 11/01/35 (b)	17,282	17,874
5.771%, 1Y H15 + 2.065%, 07/01/33 (b)	7,682	7,820
5.777%, 1Y H15 + 2.152%, 12/01/33 (b)	17,072	17,453
5.789%, 6M RFUCCT + 1.430%, 02/01/36 (b)	6,212	6,316
5.800%, 1Y RFUCCT + 1.550%, 02/01/44 (b)	23,659	24,358
5.835%, 1Y RFUCCT + 1.585%, 02/01/36 (b)	7,773	7,962
5.860%, 6M RFUCCT + 1.635%, 03/01/37 (b)	797	823
5.881%, 6M RFUCCT + 1.569%, 12/01/34 (b)	8,301	8,469
5.895%, 1Y H15 + 2.270%, 01/01/32 (b)	2,574	2,624
5.900%, 1Y H15 + 2.275%, 06/01/35 (b)	27,985	28,732
5.910%, 1Y H15 + 2.285%, 02/01/35 (b)	21,398	21,996
BHFTI-118

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Floating Rate Loans (j)—2.1%
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.917%, 1Y RFUCCT + 1.622%, 01/01/36 (b)	9,489	$9,709
5.950%, 1Y RFUCCT + 1.567%, 11/01/36 (b)	88	90
5.998%, 1Y RFUCCT + 1.815%, 03/01/36 (b)	7,325	7,486
6.023%, 1Y RFUCCT + 1.602%, 03/01/33 (b)	7,796	7,924
6.028%, 1Y RFUCCT + 1.778%, 12/01/35 (b)	74,375	76,392
6.030%, 1Y RFUCCT + 1.655%, 08/01/34 (b)	551	563
6.038%, 6M RFUCCT + 1.413%, 11/01/34 (b)	1,248	1,265
6.049%, 6M RFUCCT + 1.543%, 04/01/36 (b)	3,796	3,874
6.050%, 1Y RFUCCT + 1.550%, 07/01/33 (b)	13,547	13,766
6.072%, 1Y RFUCCT + 1.822%, 03/01/36 (b)	10,518	10,771
6.103%, 1Y H15 + 2.189%, 11/01/35 (b)	301,260	309,211
6.106%, 6M RFUCCT + 2.106%, 09/01/33 (b)	13,665	13,724
6.109%, 1Y H15 + 2.484%, 04/01/36 (b)	762	791
6.110%, 6M RFUCCT + 1.610%, 06/01/28 (b)	28	29
6.123%, 1Y H15 + 1.998%, 10/01/32 (b)	2,783	2,833
6.125%, 1Y RFUCCT + 1.375%, 07/01/33 (b)	8,264	8,394
6.150%, 1Y H15 + 2.150%, 08/01/33 (b)	27,897	28,556
6.163%, 6M RFUCCT + 1.538%, 09/01/35 (b)	1,876	1,913
6.165%, 1Y H15 + 2.171%, 09/01/33 (b)	547	554
6.223%, 1Y H15 + 2.223%, 07/01/35 (b)	4,866	5,026
6.232%, 1Y H15 + 2.360%, 11/01/34 (b)	395,938	413,603
6.245%, 6M RFUCCT + 1.620%, 11/01/32 (b)	2,302	2,334
6.258%, 1Y H15 + 2.245%, 03/01/38 (b)	2,692	2,755
6.268%, 1Y RFUCCT + 1.668%, 11/01/36 (b)	308,958	317,329
6.270%, 1Y H15 + 2.270%, 08/01/30 (b)	3,432	3,484
6.295%, 1Y H15 + 2.170%, 07/01/33 (b)	13,225	13,501
6.302%, 1Y H15 + 2.382%, 01/01/32 (b)	47	47
6.340%, 1Y H15 + 2.215%, 08/01/29 (b)	32	32
6.348%, 1Y RFUCCT + 1.712%, 09/01/35 (b)	367,018	380,229
6.395%, 1Y H15 + 2.270%, 01/01/29 (b)	515	518
6.395%, 1Y RFUCCT + 1.645%, 09/01/39 (b)	676	696
6.406%, 1Y RFUCCT + 1.656%, 10/01/36 (b)	556	572
6.411%, 1Y H15 + 2.256%, 09/01/36 (b)	115	119
6.432%, 1Y RFUCCT + 1.682%, 05/01/33 (b)	2,312	2,354
6.445%, 1Y H15 + 2.320%, 07/01/28 (b)	79	80
6.448%, 1Y RFUCCT + 1.698%, 08/01/37 (b)	2,526	2,610
6.489%, 1Y RFUCCT + 1.690%, 11/01/35 (b)	1,846	1,890
6.515%, 1Y RFUCCT + 1.765%, 10/01/33 (b)	9,424	9,602
6.526%, 1Y RFUCCT + 1.905%, 11/01/35 (b)	96,925	100,056
6.583%, 1Y RFUCCT + 1.833%, 08/01/32 (b)	21,318	21,757
6.594%, 1Y RFUCCT + 1.844%, 09/01/37 (b)	552	571
6.730%, 1Y H15 + 2.483%, 09/01/33 (b)	173	174
6.750%, 6M RFUCCT + 2.250%, 10/01/33 (b)	11,880	12,239
6.750%, 1Y RFUCCT + 1.750%, 04/01/34 (b)	10,673	10,879
6.810%, 1Y RFUCCT + 1.810%, 04/01/40 (b)	391	401
6.935%, 1Y RFUCCT + 1.810%, 04/01/35 (b)	64,632	66,374
		6,790,942
Total Agency Sponsored Mortgage-Backed Securities (Cost $49,406,228)		49,484,802

Security Description	Principal Amount*	Value

Aerospace/Defense — 0.1%
TransDigm, Inc.
2025 Term Loan K, 5.918%, 1M TSFR + 2.250%, 03/22/30	298,999	$299,240
Airlines — 0.1%
American Airlines, Inc.
2025 Term Loan B, 6.418%, 3M TSFR + 2.750%, 05/28/32	300,000	297,781
AS Mileage Plan IP Ltd.
2025 Repriced Term Loan B, 5.418%, 3M TSFR + 1.750%, 10/15/31	135,235	134,897
United Airlines, Inc.
2026 Term Loan B, 5.431%, 1M TSFR + 1.750%, 02/22/31	297,125	297,032
WestJet Loyalty LP
2026 Term Loan B, 6.450%, 3M TSFR + 2.750%, 02/26/31	85,961	83,736
		813,446
Auto Parts & Equipment — 0.0%
American Axle and Manufacturing, Inc.
2025 Incremental Term Loan C, 7.012%, 3M TSFR + 3.250%, 02/03/33	116,978	116,393
Clarios Global LP
2025 USD Term Loan B, 6.418%, 1M TSFR + 2.750%, 01/28/32	109,430	109,293
First Brands Group LLC
2021 Term Loan, 03/30/27 † (c)	47,208	138
2025 DIP Term Loan, 5.232%, 1M TSFR + 1.550%, 06/29/26 †	42,859	9,986
2025 PIK DIP Roll-Up Term Loan B, 10.671%, 1M TSFR + 7.000%, 06/29/26 †	112,159	421
		236,231
Beverages — 0.0%
Primo Brands Corp.
2026 Term Loan B, 03/19/31 (k)	62,422	62,586
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc.
Term Loan B, 01/28/33 (k)	300,000	299,813
Building Materials — 0.1%
EMRLD Borrower LP
2024 Term Loan B, 5.950%, 3M TSFR + 2.250%, 08/04/31	69,945	69,905
Term Loan B, 5.923%, 3M TSFR + 2.250%, 05/31/30	236,938	236,857
Knife River HoldCo
Term Loan, 5.669%, 3M TSFR + 2.000%, 03/08/32	18,909	19,019
Quikrete Holdings, Inc.
2024 Term Loan B2, 5.918%, 1M TSFR + 2.250%, 03/19/29	147,359	147,342
2025 Term Loan B, 5.918%, 1M TSFR + 2.250%, 02/10/32	88,758	88,679
		561,802
Chemicals — 0.1%
Albaugh LLC
2022 Term Loan B, 7.417%, 3M TSFR + 3.750%, 04/06/29	227,405	219,375
INEOS Quattro Holdings U.K. Ltd.
2023 USD 1st Lien Term Loan B, 8.018%, 1M TSFR + 4.250%, 04/02/29	137,929	107,239
BHFTI-119

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (j)—(Continued)
Security Description	Principal Amount*	Value

Chemicals—(Continued)
Solstice Advanced Materials, Inc.
Term Loan B, 5.417%, 3M TSFR + 1.750%, 10/29/32	90,036	$90,613
		417,227
Commercial Services — 0.2%
Albion Financing 3 SARL
2025 USD Term Loan, 6.664%, 3M TSFR + 3.000%, 05/21/31	27,941	27,965
APi Group DE, Inc.
2025 Term Loan, 5.418%, 1M TSFR + 1.750%, 01/03/29 †	100,000	100,046
Cimpress PLC
2024 Term Loan B, 6.168%, 1M TSFR + 2.500%, 05/17/28	148,120	148,120
Corp. Service Co.
Term Loan B, 11/02/29 (k)	296,089	294,146
PG Investment Co. 59 SARL
Term Loan B, 5.873% - 5.967%, 1M TSFR + 2.750%, 3M TSFR + 2.750%, 03/26/31 (l)	82,348	82,473
Prime Security Services Borrower LLC
2025 Incremental Term Loan B, 5.414%, 1M TSFR + 1.750%, 03/07/32	297,750	294,028
		946,778
Computers — 0.0%
Nielsen Consumer, Inc.
2025 USD 1st Lien Term Loan, 5.918%, 1M TSFR + 2.250%, 10/31/30	148,006	146,341
Distribution/Wholesale — 0.0%
Core & Main LP
2024 Term Loan D, 5.676%, 1M TSFR + 2.000%, 07/27/28	145,103	145,375
VSE Corp.
Term Loan B, 03/17/33 (k)	41,171	41,171
		186,546
Diversified Financial Services — 0.1%
Citadel Securities LP
2024 First Lien Term Loan, 5.700%, 3M TSFR + 2.000%, 10/31/31	172,799	173,111
CPI Holdco B LLC
2024 Term Loan, 5.668%, 1M TSFR + 2.000%, 05/19/31	98,868	98,333
Jane Street Group LLC
2024 Term Loan B1, 5.673%, 3M TSFR + 2.000%, 12/15/31	194,464	191,006
		462,450
Electric — 0.1%
Alpha Generation LLC
Term Loan B, 5.418%, 1M TSFR + 1.750%, 09/30/31	299,240	298,811
Calpine Construction Finance Co. LP
2023 Refinancing Term Loan B, 5.418%, 1M TSFR + 1.750%, 07/31/30	100,000	100,156
Constellation Renewables LLC
2020 Term Loan, 5.673%, 3M TSFR + 2.000%, 12/15/27	300,000	300,703
		699,670
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
2025 Term Loan B, 5.675%, 1M TSFR + 2.000%, 03/19/32	299,158	299,158
Security Description	Principal Amount*	Value

Electronics — 0.0%
MV Holding GmbH
2025 USD Term Loan B, 5.668%, 1M TSFR + 2.000%, 03/17/32	22,502	$22,586
Entertainment — 0.1%
Banijay Entertainment SAS
2025 USD Term Loan B3, 6.417%, 1M TSFR + 2.750%, 03/01/28	5	6
Caesars Entertainment, Inc.
Term Loan B, 5.918%, 1M TSFR + 2.250%, 02/06/30	85,488	83,204
DK Crown Holdings, Inc.
2025 Term Loan B, 03/04/32 (k)	300,000	300,080
Flutter Financing BV
2024 Term Loan B, 5.450%, 3M TSFR + 1.750%, 11/30/30	97,607	96,753
TKO Worldwide Holdings LLC
2025 Term Loan, 5.664%, 3M TSFR + 2.000%, 11/21/31	253,490	253,635
		733,678
Food — 0.0%
Chobani LLC
2025 Term Loan B, 5.918%, 1M TSFR + 2.250%, 10/28/32	108,784	108,947
Froneri Lux Finco SARL
2024 USD Term Loan B4, 5.877%, 6M TSFR + 2.250%, 09/30/31	131,743	129,376
		238,323
Food Service — 0.0%
Aramark Services, Inc.
2025 Term Loan, 5.418%, 1M TSFR + 1.750%, 06/22/30	22,119	22,174
Insurance — 0.0%
Asurion LLC
2022 Term Loan B10, 7.768%, 1M TSFR + 4.000%, 08/19/28	11,202	11,212
Internet — 0.0%
MH Sub I LLC
2024 Term Loan B4, 7.918%, 1M TSFR + 4.250%, 12/31/31	98,741	66,280
Leisure Time — 0.0%
Horizon U.S. Finco LP
Term Loan B, 8.518%, 6M TSFR + 4.500%, 10/31/31	147,238	138,404
Machinery-Diversified — 0.0%
Columbus McKinnon Corp.
2026 Term Loan B, 7.200%, 3M TSFR + 3.500%, 02/03/33	19,206	19,146
Crown Equipment Corp.
2025 1st Lien Term Loan B, 5.668%, 1M TSFR + 2.000%, 10/10/31	98,498	98,744
		117,890
Media — 0.1%
Charter Communications Operating LLC
2024 Term Loan B5, 5.911%, 3M TSFR + 2.250%, 12/15/31	297,126	297,590
Nexstar Broadcasting, Inc.
2026 Term Loan B7, 03/18/33 (k)	105,000	104,090
		401,680
BHFTI-120

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (j)—(Continued)
Security Description	Principal Amount*	Value

Metal Fabricate/Hardware — 0.0%
Zekelman Industries, Inc.
2024 Term Loan B, 5.922%, 1M TSFR + 2.250%, 01/24/31	135,708	$136,083
Oil & Gas — 0.1%
Delek U.S. Holdings, Inc.
2022 Term Loan B, 7.268%, 1M TSFR + 3.500%, 11/19/29 †	148,846	149,203
Hilcorp Energy I LP
Term Loan B, 5.425%, 1M TSFR + 1.750%, 02/11/30	113,143	113,213
		262,416
Oil & Gas Services — 0.0%
Deep Blue Operating I LLC
Term Loan, 6.421%, 1M TSFR + 2.750%, 10/01/32	49,721	49,970
Packaging & Containers — 0.1%
Owens-Illinois, Inc.
2025 Term Loan B, 6.668%, 1M TSFR + 3.000%, 09/30/32	272,956	270,397
Pipelines — 0.2%
Colossus Acquireco LLC
Term Loan B, 5.380%, 3M TSFR + 1.750%, 07/30/32	299,248	298,473
CQP Holdco LP
2026 Term Loan B, 12/31/32 (k)	300,000	298,899
Oryx Midstream Services Permian Basin LLC
2025 Term Loan B, 5.926%, 1M TSFR + 2.250%, 10/05/28	156,420	156,727
UGI Energy Services LLC
2024 Term Loan B, 6.168%, 1M TSFR + 2.500%, 02/22/30	165,591	165,979
		920,078
Retail — 0.2%
1011778 B.C. Unlimited Liability Co.
2024 Term Loan B6, 5.418%, 1M TSFR + 1.750%, 09/20/30	93,435	93,342
General Nutrition Centers, Inc.
2020 2nd Lien Term Loan, 9.768%, 1M TSFR + 6.000%, 10/07/26	237,932	185,587
Great Outdoors Group LLC
2025 Term Loan B, 6.918%, 1M TSFR + 3.250%, 01/23/32	207,984	207,872
Peer Holding III B.V.
2025 USD Term Loan B5B, 6.200%, 3M TSFR + 2.500%, 07/01/31	176,577	176,724
QXO, Inc.
2025 Term Loan B, 04/30/32 (k)	300,000	299,735
Raising Cane's Restaurants LLC
2025 Term Loan B, 5.668%, 1M TSFR + 2.000%, 11/03/32	299,250	298,190
		1,261,450
Software — 0.2%
Adeia, Inc.
2025 Repriced Term Loan, 6.168%, 1M TSFR + 2.500%, 06/08/28	263,921	263,921
Cotiviti Corp.
2024 Term Loan, 6.418%, 1M TSFR + 2.750%, 05/01/31	124,055	114,674
Playtika Holding Corp.
2021 Term Loan B1, 6.532%, 1M TSFR + 2.750%, 03/13/28	147,277	138,550
Security Description	Principal Amount*	Value

Software—(Continued)
SS&C Technologies, Inc.
2024 Term Loan B8, 05/09/31 (k)	300,000	$299,411
		816,556
Transportation — 0.1%
Genesee & Wyoming, Inc.
2024 Term Loan B, 04/10/31 (k)	299,241	298,118
Rand Parent LLC
2025 Term Loan B, 6.700%, 3M TSFR + 3.000%, 03/18/30	147,997	147,865
Stonepeak Nile Parent LLC
2025 Term Loan B, 04/09/32 (k)	300,000	299,792
		745,775
Total Floating Rate Loans (Cost $11,979,713)		11,646,240

Foreign Government—2.1%
Electric — 0.2%
Korea Electric Power Corp.
5.375%, 04/06/26 (144A)	800,000	800,085
Sovereign — 1.9%
Angola Government International Bonds
8.250%, 05/09/28 (144A)	270,000	272,324
Brazil Government International Bonds
3.875%, 06/12/30 (a)	290,000	276,269
4.500%, 05/30/29	230,000	228,080
Chile Government International Bonds
4.850%, 01/22/29 (a)	340,000	343,825
Colombia Government International Bonds
4.500%, 11/26/30 (EUR)	120,000	134,026
7.375%, 04/25/30	220,000	228,059
Costa Rica Government International Bonds
6.125%, 02/19/31 (144A)	330,000	336,838
Dominican Republic International Bonds
5.950%, 01/25/27	200,000	200,930
6.000%, 07/19/28	270,000	271,836
Egypt Government International Bonds
7.600%, 03/01/29	250,000	255,007
El Salvador Government International Bonds
8.625%, 02/28/29	250,000	260,060
Guatemala Government Bonds
4.875%, 02/13/28 (144A)	460,000	456,481
Hungary Government International Bonds
5.250%, 06/16/29	450,000	450,531
Indonesia Government International Bonds
3.850%, 10/15/30	240,000	229,900
Ivory Coast Government International Bonds
6.375%, 03/03/28	400,200	402,619
Jamaica Government International Bonds
6.750%, 04/28/28	340,000	345,950
Mexico Government International Bonds
4.150%, 03/28/27 (a)	230,000	229,770
Montenegro Government International Bonds
2.550%, 10/03/29 (144A) (EUR)	250,000	270,084
BHFTI-121

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Foreign Government—(Continued)
Short-Term Investments—4.7%
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Morocco Government International Bonds
5.950%, 03/08/28 (144A)	340,000	$345,440
Nigeria Government International Bonds
8.375%, 03/24/29 (144A)	260,000	273,252
North Macedonia Government International Bonds
3.875%, 01/21/30 (144A) (EUR)	180,000	199,916
Paraguay Government International Bonds
4.950%, 04/28/31 (144A)	460,000	457,930
Peru Government International Bonds
2.783%, 01/23/31 (a)	590,000	537,106
Philippines Government International Bonds
9.500%, 02/02/30	380,000	445,205
Republic of Poland Government International Bonds
4.875%, 02/12/30 (a)	560,000	571,913
Republic of South Africa Government International Bonds
4.850%, 09/27/27	580,000	579,269
Republic of Uzbekistan International Bonds
7.850%, 10/12/28 (144A)	320,000	334,549
Romania Government International Bonds
2.875%, 05/26/28 (144A) (EUR)	500,000	565,493
Serbia International Bonds
6.250%, 05/26/28 (144A)	330,000	336,617
Turkiye Government International Bonds
8.600%, 09/24/27	320,000	333,345
Uruguay Government International Bonds
4.375%, 10/27/27	580,000	580,348
		10,752,972
Total Foreign Government (Cost $11,767,113)		11,553,057

Municipals—0.6%
Curators of the University of Missouri
2.012%, 11/01/27	2,000,000	1,943,518
Golden State Tobacco Securitization Corp.
3.850%, 06/01/50	1,305,000	1,192,475
Total Municipals (Cost $3,272,400)		3,135,993

Common Stocks—0.0%
Retail — 0.0%
KSouth Africa Ltd. (d) (e) (m)	40,457	639
KSouth Africa Ltd. - Class A (d) (e) (m)	8,217,950	0
Party City Holdco, Inc. (d) (e) (m)	8	0
Total Common Stocks (Cost $481,169)		639

Escrow Shares—0.0%
Oil & Gas — 0.0%
Sanchez Energy Corp. (c) (Cost $1,200,000)	1,200,000	120

Security Description	Principal Amount*/ Shares	Value

Discount Note—4.7%
Federal Home Loan Bank
Zero Coupon, 04/01/26 (n)	26,038,000	$26,035,403
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $100,376; collateralized by U.S. Treasury Note at 3.750%, maturing 08/15/27, with a market value of $102,443	100,369	100,369
Total Short-Term Investments (Cost $26,138,369)		26,135,772

Securities Lending Reinvestments (o)—7.9%
Short-Term Investment Funds—1.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (p)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (p)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (p)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (p)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.600% (p)	1,000,000	1,000,000
		6,000,000

Certificate of Deposit—0.3%
Bank of Montreal
3.980%, SOFR + 0.350%, 05/14/26 (b)	2,000,000	2,000,000
Repurchase Agreements—6.0%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $5,000,507; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $5,100,000	5,000,000	5,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $500,051; collateralized by various Common Stock with an aggregate market value of $556,141	500,000	500,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $3,000,314; collateralized by various Common Stock with an aggregate market value of $3,336,843	3,000,000	3,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $2,000,204; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $2,000,205; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $2,040,026	2,000,000	2,000,000
BHFTI-122

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (o)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $2,042,447; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $2,040,026	2,000,000	$2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $6,907,068; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $7,044,497	6,906,368	6,906,368
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $900,094; collateralized by various Common Stock with an aggregate market value of $1,003,166	900,000	900,000
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $7,005,172; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $7,476,779	7,000,000	7,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/26 at 3.910%, due on 05/05/26 with a maturity value of $4,015,206; collateralized by various Common Stock with an aggregate market value of $4,444,928	4,000,000	4,000,000
		33,306,368
Time Deposits—0.5%
Credit Agricole CIB
3.630%, 04/01/26	1,000,000	1,000,000
DZ Bank AG
3.610%, 04/01/26	1,000,000	1,000,000
Svenska NY
3.610%, 04/01/26	1,000,000	1,000,000
		3,000,000
Total Securities Lending Reinvestments (Cost $44,306,368)		44,306,368
Total Investments—108.3% (Cost $609,679,366)		604,114,226
Other assets and liabilities (net)—(8.3)%		(46,195,891)
Net Assets—100.0%		$557,918,335

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2026, the market value of restricted securities was
$259,794, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $86,967,667 and the collateral received consisted of cash in the amount of $44,306,368 and non-cash collateral with a value of $46,915,133. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Principal amount of security is adjusted for inflation.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2026, the market value of securities pledged was $2,099,539.
(i)	Interest only security.
(j)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(k)	This loan will settle after March 31, 2026, at which time the interest rate will be determined.
(l)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of March 31, 2026.
(m)	Non-income producing security.
(n)	The rate shown represents current yield to maturity.
(o)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(p)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$207,591,917, which is 37.2% of net assets.

BHFTI-123

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
APi Group DE, Inc., 5.418%, 01/03/29	02/26/25	USD	100,000	$100,000	$100,046
Delek U.S. Holdings, Inc., 7.268%, 11/19/29	07/17/25	USD	148,846	148,688	149,203
First Brands Group LLC, 5.232%, 06/29/26	10/02/25-11/10/25	USD	42,859	40,000	9,986
First Brands Group LLC, 10.671%, 06/29/26	10/02/25-03/05/26	USD	112,159	101,497	421
First Brands Group LLC, 03/30/27	04/27/22-11/03/25	USD	47,208	47,105	138
KSouth Africa Ltd., 3.000%, 12/31/49	04/15/13-12/31/18	USD	712,186	1,372,248	0
KSouth Africa Ltd., 25.000%, 12/31/49	12/22/16-12/31/18	USD	313,720	313,720	0
					$259,794
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	120,000	JPMC	04/13/26	USD	139,756	$983
EUR	241,000	JPMC	04/13/26	USD	282,053	3,349
EUR	179,000	JPMC	04/13/26	USD	212,144	5,139
EUR	504,000	JPMC	04/13/26	USD	597,130	14,280
Net Unrealized Appreciation						$23,751
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/30/26	447	USD	92,728,054	$(677,896)
U.S. Treasury Note 5 Year Futures	06/30/26	109	USD	11,791,586	(172,107)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/18/26	(22)	USD	(2,443,031)	47,878
U.S. Treasury Note Ultra 10 Year Futures	06/18/26	(5)	USD	(567,578)	12,806
Net Unrealized Depreciation					$(789,319)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	4.000%	Annually	08/26/27	USD	7,900,000	$32,246	$1,650	$30,596
Pay	12M SOFR	Annually	4.110%	Annually	02/24/27	USD	76,500,000	265,413	56,035	209,378
Receive	12M SOFR	Annually	4.000%	Annually	02/26/35	USD	2,300,000	(31,616)	1,074	(32,690)
Receive	12M SOFR	Annually	4.060%	Annually	02/24/30	USD	17,100,000	(290,819)	4,193	(295,012)
Totals								$(24,776)	$62,952	$(87,728)
BHFTI-124

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.EUR.45.V1	(1.000%)	Quarterly	06/20/31	0.714%	EUR	7,310,000	$(115,789)	$(105,340)	$(10,449)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.45.V1	5.000%	Quarterly	12/20/30	3.649%	USD	2,712,600	$142,850	$175,125	$(32,275)
CDX.NA.IG.46.V1	1.000%	Quarterly	06/20/31	0.631%	USD	50,445,000	869,924	816,029	53,895
Totals							$1,012,774	$991,154	$21,620
OTC Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.45 (25-35% Tranche)	(5.000%)	Quarterly	12/20/30	CBNA	2.120%	USD	1,400,000	$(172,446)	$(197,829)	$25,383
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.39 (15-25% Tranche)	5.000%	Quarterly	12/20/27	JPMC	0.822%	USD	1,900,000	$133,300	$39,722	$93,578
CDX.NA.IG.41 (3-7% Tranche)	1.000%	Quarterly	12/20/28	CBNA	0.361%	USD	5,000,000	83,038	(90,955)	173,993
Totals								$216,338	$(51,233)	$267,571

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Securities in the amount of $159,680 have been received at the custodian bank as collateral for OTC derivative contracts.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$544,634	$—	$544,634
BHFTI-125

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Aerospace/Defense	$—	$5,267,797	$—	$5,267,797
Agriculture	—	1,682,753	—	1,682,753
Airlines	—	328,677	—	328,677
Auto Manufacturers	—	7,554,680	—	7,554,680
Banks	—	61,484,266	—	61,484,266
Beverages	—	2,327,742	—	2,327,742
Biotechnology	—	626,593	—	626,593
Building Materials	—	2,816,259	—	2,816,259
Chemicals	—	1,131,734	—	1,131,734
Commercial Services	—	1,136,224	—	1,136,224
Cosmetics/Personal Care	—	3,366,753	—	3,366,753
Diversified Financial Services	—	11,360,843	—	11,360,843
Electric	—	16,447,329	—	16,447,329
Electrical Components & Equipment	—	1,119,700	—	1,119,700
Electronics	—	416,880	—	416,880
Entertainment	—	2,373,997	—	2,373,997
Food	—	3,946,207	—	3,946,207
Gas	—	317,646	—	317,646
Healthcare-Products	—	3,478,143	—	3,478,143
Healthcare-Services	—	4,317,912	—	4,317,912
Home Builders	—	3,005,806	—	3,005,806
Insurance	—	11,512,294	—	11,512,294
Internet	—	4,061,895	—	4,061,895
Leisure Time	—	403,173	—	403,173
Lodging	—	1,171,233	—	1,171,233
Machinery-Construction & Mining	—	519,557	—	519,557
Machinery-Diversified	—	263,400	—	263,400
Media	—	877,861	—	877,861
Mining	—	1,970,830	—	1,970,830
Miscellaneous Manufacturing	—	482,911	—	482,911
Multi-National	—	1,292,035	—	1,292,035
Oil & Gas	—	6,174,169	—	6,174,169
Oil & Gas Services	—	105,520	—	105,520
Packaging & Containers	—	533,408	—	533,408
Pharmaceuticals	—	8,903,691	—	8,903,691
Pipelines	—	5,497,326	—	5,497,326
Real Estate Investment Trusts	—	8,823,234	—	8,823,234
Retail	—	2,753,653	0	2,753,653
Semiconductors	—	1,966,305	—	1,966,305
Software	—	3,947,786	—	3,947,786
Telecommunications	—	5,892,503	—	5,892,503
Toys/Games/Hobbies	—	1,214,650	—	1,214,650
Transportation	—	36,154	—	36,154
Trucking & Leasing	—	2,777,477	—	2,777,477
Total Corporate Bonds & Notes	—	206,233,640	0	206,233,640
Total Asset-Backed Securities*	—	97,152,814	—	97,152,814
Total U.S. Treasury & Government Agencies*	—	92,789,720	—	92,789,720
Total Non-Agency Mortgage-Backed Securities*	—	61,675,061	—	61,675,061
Total Agency Sponsored Mortgage-Backed Securities*	—	49,484,802	—	49,484,802
Total Floating Rate Loans*	—	11,646,240	—	11,646,240
Total Foreign Government*	—	11,553,057	—	11,553,057
Total Municipals*	—	3,135,993	—	3,135,993
Total Common Stocks*	—	—	639	639
Total Escrow Shares*	—	120	—	120
Total Short-Term Investments*	—	26,135,772	—	26,135,772
Securities Lending Reinvestments
Short-Term Investment Funds	6,000,000	—	—	6,000,000
Certificate of Deposit	—	2,000,000	—	2,000,000
Repurchase Agreements	—	33,306,368	—	33,306,368
BHFTI-126

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Time Deposits	$—	$3,000,000	$—	$3,000,000
Total Securities Lending Reinvestments	6,000,000	38,306,368	—	44,306,368
Total Investments	$6,000,000	$598,113,587	$639	$604,114,226
Collateral for Securities Loaned (Liability)	$—	$(44,306,368)	$—	$(44,306,368)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$23,751	$—	$23,751
Total Forward Contracts	$—	$23,751	$—	$23,751
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$60,684	$—	$—	$60,684
Futures Contracts (Unrealized Depreciation)	(850,003)	—	—	(850,003)
Total Futures Contracts	$(789,319)	$—	$—	$(789,319)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$293,869	$—	$293,869
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(370,426)	—	(370,426)
Total Centrally Cleared Swap Contracts	$—	$(76,557)	$—	$(76,557)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$216,338	$—	$216,338
OTC Swap Contracts at Value (Liabilities)	—	(172,446)	—	(172,446)
Total OTC Swap Contracts	$—	$43,892	$—	$43,892

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
During the period ended March 31, 2026, a transfer out of Level 3 in the amount of $178,449 was due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable input.
BHFTI-127

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Foreign Government—79.4% of Net Assets

Security Description	Principal Amount*	Value

Australia — 10.7%
New South Wales Treasury Corp.
1.750%, 03/20/34 (AUD)	6,419,000	$3,383,286
2.000%, 03/08/33 (AUD)	12,458,000	6,968,118
Queensland Treasury Corp.
1.750%, 07/20/34 (AUD) (144A)	15,808,000	8,202,845
2.000%, 08/22/33 (AUD)	9,320,000	5,114,046
Treasury Corp. of Victoria
2.000%, 11/20/37 (AUD)	23,416,000	10,914,424
2.250%, 11/20/34 (AUD)	2,047,000	1,092,506
		35,675,225
Brazil — 8.7%
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	122,391,000	20,643,509
10.000%, 01/01/33 (BRL)	52,045,000	8,434,163
		29,077,672
Colombia — 3.4%
Colombia TES
6.250%, 07/09/36 (COP)	4,082,000,000	707,151
7.250%, 10/18/34 (COP)	11,954,000,000	2,290,479
9.250%, 05/28/42 (COP)	18,685,000,000	3,830,485
13.250%, 02/09/33 (COP)	16,739,000,000	4,503,375
		11,331,490
Egypt — 6.1%
Egypt Government International Bonds
8.500%, 01/31/47 (144A)	2,830,000	2,440,775
8.700%, 03/01/49 (144A)	1,700,000	1,486,917
8.750%, 09/30/51 (144A)	1,430,000	1,252,782
8.875%, 05/29/50 (144A)	3,810,000	3,360,003
Egypt Treasury Bills
24.208%, 06/09/26 (EGP) (a)	671,000,000	11,753,277
		20,293,754
Ghana — 0.7%
Ghana Government International Bonds
5.000%, 07/03/35 (144A) (b)	270,000	229,953
Republic of Ghana Government Bonds
8.350%, 3.350% PIK, 02/16/27 (GHS) (c)	5,711,308	513,569
8.500%, 3.500% PIK, 02/15/28 (GHS) (c)	5,369,603	468,837
8.650%, 3.650% PIK, 02/13/29 (GHS) (c)	6,642,607	571,066
9.100%, 4.100% PIK, 02/10/32 (GHS) (c)	4,631,448	359,290
9.250%, 4.250% PIK, 02/08/33 (GHS) (c)	1,308,546	99,334
9.550%, 4.550% PIK, 02/06/35 (GHS) (c)	476,785	36,796
9.850%, 4.850% PIK, 02/03/37 (GHS) (c)	390,653	29,453
		2,308,298
Greece — 1.5%
Hellenic Republic Government Bonds
3.375%, 06/15/34 (EUR) (144A)	2,265,000	2,570,524
4.250%, 06/15/33 (EUR) (144A)	2,004,000	2,428,399
		4,998,923
Security Description	Principal Amount*	Value
India — 6.1%
India Government Bonds
6.790%, 05/15/27 (INR)	24,810,000	$263,417
6.790%, 10/07/34 (INR)	234,400,000	2,423,486
7.100%, 04/18/29 (INR)	131,600,000	1,412,319
7.100%, 04/08/34 (INR)	95,110,000	1,001,343
7.180%, 08/14/33 (INR)	778,400,000	8,248,892
7.260%, 08/22/32 (INR)	658,300,000	7,027,495
		20,376,952
Malaysia — 9.6%
Malaysia Government Bonds
3.582%, 07/15/32 (MYR)	29,727,000	7,352,605
3.733%, 06/15/28 (MYR)	7,220,000	1,801,598
3.885%, 08/15/29 (MYR)	1,440,000	361,649
3.899%, 11/16/27 (MYR)	72,760,000	18,192,474
4.498%, 04/15/30 (MYR)	16,474,000	4,235,549
		31,943,875
Mexico — 4.0%
Mexico Bonos
7.750%, 05/29/31 (MXN)	19,550,000	1,039,402
8.500%, 03/01/29 (MXN)	35,670,000	1,993,524
8.500%, 05/31/29 (MXN)	86,600,000	4,825,789
8.500%, 02/28/30 (MXN)	99,060,000	5,488,453
		13,347,168
Norway — 5.0%
Norway Government Bonds
1.750%, 02/17/27 (NOK) (144A)	164,831,000	16,644,972
Panama — 4.7%
Panama Government International Bonds
2.252%, 09/29/32	340,000	279,208
3.298%, 01/19/33	290,000	252,561
6.400%, 02/14/35	1,730,000	1,795,429
6.700%, 01/26/36 (d)	310,000	326,557
6.875%, 01/31/36	1,970,000	2,092,672
8.000%, 03/01/38	9,500,000	10,876,075
		15,622,502
South Africa — 7.4%
Republic of South Africa Government Bonds
8.500%, 01/31/37 (ZAR)	167,321,000	9,234,853
8.750%, 01/31/44 (ZAR)	81,417,600	4,358,342
8.875%, 02/28/35 (ZAR)	19,320,000	1,121,624
9.000%, 01/31/40 (ZAR)	180,730,000	10,030,201
		24,745,020
South Korea — 3.5%
Korea Treasury Bonds
3.125%, 09/10/27 (KRW)	18,121,100,000	11,804,990
Spain — 4.6%
Spain Government Bonds
3.150%, 04/30/35 (EUR) (144A)	12,510,000	14,160,848
BHFTI-128

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Spain — (continued)
Spain Government Bonds
3.550%, 10/31/33 (EUR) (144A)	1,037,000	$1,220,551
		15,381,399
Uruguay — 3.4%
Uruguay Government International Bonds
3.875%, 07/02/40 (UYU) (e)	430,455,709	11,528,969
Total Foreign Government (Cost $265,019,355)		265,081,209

Corporate Bonds & Notes—4.4%
Supranational — 4.4%
International Bank for Reconstruction & Development
6.890%, 02/06/30 (INR)	900,000,000	9,364,678
7.070%, 06/26/29 (MXN)	98,200,000	5,255,450
		14,620,128
Total Corporate Bonds & Notes (Cost $15,996,119)		14,620,128

Short-Term Investments—15.1%
Discount Note — 14.9%
Federal Home Loan Bank
Zero Coupon, 04/01/26 (a)	49,633,000	49,628,050
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26 with a maturity value of $875,617; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/28, with a market value of $893,205	875,557	875,557
Total Short-Term Investments (Cost $50,508,557)		50,503,607
Total Investments—98.9% (Cost $331,524,031)		330,204,944
Other assets and liabilities (net)—1.1%		3,608,123
Net Assets—100.0%		$333,813,067

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents current yield to maturity.
(b)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(c)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(d)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $263,353 and the collateral received consisted of non-cash collateral with a value of $271,594. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(e)	Principal amount of security is adjusted for inflation.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$53,998,569, which is 16.2% of net assets.

Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	2,435,700,000	HSBC	06/09/26	USD	2,675,270	$(43,850)
CLP	1,979,400,000	HSBC	06/16/26	USD	2,184,599	(46,172)
CLP	2,238,400,000	HSBC	06/22/26	USD	2,472,114	(53,904)
CLP	1,521,500,000	JPMC	04/27/26	USD	1,755,753	(112,353)
CNH	28,600,000	HSBC	04/15/26	USD	4,142,706	13,651
BHFTI-129

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EGP	171,631,000	HSBC	06/17/26	USD	3,200,578	$(221,800)
JPY	187,851,130	JPMC	07/27/26	USD	1,238,756	(43,683)
JPY	4,611,202,000	MSCS	05/07/26	USD	30,560,632	(1,418,673)
JPY	4,188,844,000	MSCS	08/10/26	USD	27,086,137	(407,663)
JPY	4,611,202,000	MSCS	09/17/26	USD	29,421,536	36,515
KRW	19,421,000,000	JPMC	06/17/26	USD	13,156,968	(448,137)
MXN	3,953,377	BNP	06/10/26	USD	212,326	7,029
MXN	10,878,660	BNP	08/31/26	USD	623,984	(24,698)
MXN	4,025,000	HSBC	06/10/26	USD	216,203	7,126
MXN	22,784,239	HSBC	08/31/26	USD	1,306,511	(51,368)
MXN	239,610,000	JPMC	08/31/26	USD	13,741,154	(541,473)
RSD	104,954,000	DBAG	04/01/26	USD	1,047,612	(15,159)
RSD	188,900,280	DBAG	07/20/26	USD	1,863,436	(9,285)
RSD	831,323,473	DBAG	09/16/26	USD	8,140,899	6,458
RSD	104,954,000	DBAG	10/01/26	USD	1,021,947	6,243

Contracts to Deliver
CNH	75,487,460	HSBC	04/15/26	USD	10,880,134	(90,245)
CNH	35,742,451	JPMC	05/21/26	USD	5,079,795	(127,421)
CNH	167,009,000	MSCS	07/27/26	USD	24,231,384	(209,076)
EUR	4,408,795	BBP	07/16/26	USD	5,179,893	60,406
EUR	8,779,000	JPMC	07/16/26	USD	10,315,676	121,512
RSD	104,954,000	DBAG	04/01/26	USD	1,026,345	(6,108)
THB	161,718,000	CBNA	10/02/26	USD	4,953,761	(26,008)
THB	141,862,000	HSBC	07/02/26	USD	4,334,563	583
THB	101,777,000	HSBC	08/03/26	USD	3,096,114	(21,774)
THB	141,140,000	HSBC	10/02/26	USD	4,334,554	(11,559)
Net Unrealized Depreciation						$(3,670,886)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$265,081,209	$—	$265,081,209
Total Corporate Bonds & Notes*	—	14,620,128	—	14,620,128
Total Short-Term Investments*	—	50,503,607	—	50,503,607
Total Investments	$—	$330,204,944	$—	$330,204,944
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	—	259,523	—	259,523
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,930,409)	—	(3,930,409)
Total Forward Contracts	$—	$(3,670,886)	$—	$(3,670,886)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-130

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.5%
Axon Enterprise, Inc. (a) (b)	5,187	$2,202,867
Boeing Co. (b)	43,839	8,725,276
Loar Holdings, Inc. (a) (b)	109,162	6,253,891
Northrop Grumman Corp.	17,989	12,272,815
StandardAero, Inc. (b)	163,452	4,221,965
York Space Systems, Inc. (a) (b)	27,127	601,406
		34,278,220
Air Freight & Logistics — 0.1%
Hub Group, Inc. - Class A (a)	52,330	1,885,973
Automobile Components — 0.1%
Goodyear Tire & Rubber Co. (a) (b)	287,499	1,906,118
Automobiles — 1.7%
Tesla, Inc. (b)	105,082	39,064,234
Banks — 2.5%
Fifth Third Bancorp (a)	180,496	8,385,844
KeyCorp	416,731	8,355,457
Wells Fargo & Co.	506,317	40,307,896
		57,049,197
Beverages — 1.3%
Celsius Holdings, Inc. (a) (b)	29,945	1,062,448
Coca-Cola Co.	215,475	16,386,874
Monster Beverage Corp. (b)	76,832	5,567,247
PepsiCo, Inc.	23,772	3,691,554
Vita Coco Co., Inc. (a) (b)	53,915	2,583,068
		29,291,191
Biotechnology — 2.4%
AbbVie, Inc.	30,411	6,614,088
Amgen, Inc.	8,745	3,076,928
Apogee Therapeutics, Inc. (a) (b)	9,594	807,527
Argenx SE (ADR) (b)	3,178	2,320,734
Ascendis Pharma AS (ADR) (b)	6,634	1,517,395
Cogent Biosciences, Inc. (b)	17,963	691,396
Corvus Pharmaceuticals, Inc. (a) (b)	25,232	369,144
Cytokinetics, Inc. (a) (b)	57,592	3,795,889
Dianthus Therapeutics, Inc. (b)	8,817	739,923
Disc Medicine, Inc. (a) (b)	9,311	595,345
Gilead Sciences, Inc.	26,537	3,698,462
Incyte Corp. (b)	9,129	859,221
Ionis Pharmaceuticals, Inc. (a) (b)	10,622	797,606
Mirum Pharmaceuticals, Inc. (a) (b)	8,452	780,796
Natera, Inc. (b)	9,588	1,917,504
Newamsterdam Pharma Co. NV (a) (b)	82,600	2,644,026
Protagonist Therapeutics, Inc. (a) (b)	9,112	960,405
Regeneron Pharmaceuticals, Inc.	5,546	4,285,061
Revolution Medicines, Inc. (b)	21,290	2,070,453
Scholar Rock Holding Corp. (a) (b)	11,141	547,692
Spyre Therapeutics, Inc. (a) (b)	19,129	964,867
United Therapeutics Corp. (b)	6,841	4,056,576
Vertex Pharmaceuticals, Inc. (b)	16,921	7,555,903
Security Description	Shares	Value
Biotechnology—(Continued)
Xenon Pharmaceuticals, Inc. (b)	54,638	$3,177,200
		54,844,141
Broadline Retail — 4.8%
Amazon.com, Inc. (b)	531,702	110,737,576
Building Products — 1.2%
AAON, Inc. (a)	187,388	15,506,357
Builders FirstSource, Inc. (a) (b)	24,151	1,988,352
Johnson Controls International PLC	20,112	2,633,667
Trex Co., Inc. (b)	201,408	7,335,279
		27,463,655
Capital Markets — 4.0%
Bank of New York Mellon Corp.	78,600	9,324,318
Blackrock, Inc.	30,824	29,643,749
Goldman Sachs Group, Inc. (a)	35,974	30,433,644
KKR & Co., Inc.	238,145	22,028,413
		91,430,124
Chemicals — 1.3%
Celanese Corp. (a)	53,138	3,494,886
Ingevity Corp. (b)	13,469	959,397
Linde PLC	34,782	17,243,524
PPG Industries, Inc.	82,802	8,849,878
		30,547,685
Commercial Services & Supplies — 1.2%
Clean Harbors, Inc. (b)	54,108	15,514,387
Tetra Tech, Inc. (a)	128,292	3,864,155
Waste Connections, Inc.	43,968	7,142,162
		26,520,704
Communications Equipment — 0.5%
Arista Networks, Inc. (b)	84,156	10,332,674
Construction & Engineering — 0.5%
Primoris Services Corp. (a)	79,210	11,330,198
Construction Materials — 0.6%
James Hardie Industries PLC (a) (b)	686,907	13,010,019
Consumer Staples Distribution & Retail — 3.0%
Casey's General Stores, Inc.	5,283	3,845,284
Performance Food Group Co. (a) (b)	29,769	2,550,013
U.S. Foods Holding Corp. (a) (b)	245,991	22,682,830
Walmart, Inc.	317,823	39,499,042
		68,577,169
Containers & Packaging — 0.2%
Packaging Corp. of America	22,448	4,763,915
Distributors — 0.5%
Pool Corp. (a)	52,353	10,592,582
BHFTI-131

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electric Utilities — 0.8%
NRG Energy, Inc.	63,237	$9,241,455
PG&E Corp. (a)	580,529	10,199,895
		19,441,350
Electrical Equipment — 0.9%
Eaton Corp. PLC (a)	29,271	10,469,359
Regal Rexnord Corp. (a)	34,994	6,552,976
Vertiv Holdings Co. - Class A	17,415	4,363,851
		21,386,186
Electronic Equipment, Instruments & Components — 0.3%
Flex Ltd. (a) (b)	121,185	7,932,770
Entertainment — 1.0%
Netflix, Inc. (b)	47,195	4,537,799
Spotify Technology SA (b)	10,759	5,217,147
Walt Disney Co.	143,677	13,847,589
		23,602,535
Financial Services — 4.1%
Berkshire Hathaway, Inc. - Class B (b)	78,238	37,491,650
Equitable Holdings, Inc.	194,722	7,226,133
Mastercard, Inc. - Class A	97,372	48,652,894
		93,370,677
Food Products — 0.2%
Freshpet, Inc. (a) (b)	57,022	3,362,017
Magnum Ice Cream Co. NV (a) (b)	42,607	636,975
		3,998,992
Gas Utilities — 0.4%
Atmos Energy Corp.	45,420	8,389,982
Ground Transportation — 0.3%
Knight-Swift Transportation Holdings, Inc.	125,267	7,212,874
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	50,272	5,161,426
Boston Scientific Corp. (b)	36,406	2,284,477
Dexcom, Inc. (b)	74,671	4,689,339
Edwards Lifesciences Corp. (b)	84,613	6,775,809
Intuitive Surgical, Inc. (b)	21,763	10,032,525
LivaNova PLC (a) (b)	20,837	1,324,400
Medtronic PLC	23,627	2,047,280
STERIS PLC	14,463	3,198,203
Stryker Corp. (a)	15,575	5,117,789
		40,631,248
Health Care Providers & Services — 1.1%
Alignment Healthcare, Inc. (b)	179,873	3,169,362
Cardinal Health, Inc.	39,932	8,438,031
Elevance Health, Inc.	15,677	4,589,442
Guardian Pharmacy Services, Inc. - Class A (a) (b)	131,105	4,937,414
UnitedHealth Group, Inc.	17,334	4,690,407
		25,824,656
Security Description	Shares	Value
Health Care REITs — 0.9%
Welltower, Inc.	106,432	$21,042,671
Hotels, Restaurants & Leisure — 2.6%
DoorDash, Inc. - Class A (b)	54,389	8,166,508
Hyatt Hotels Corp. - Class A (a)	104,084	14,966,239
Marriott International, Inc. - Class A	46,947	15,354,955
Navan, Inc. - Class A (a) (b)	126,567	1,675,747
Royal Caribbean Cruises Ltd. (a)	33,348	9,176,703
Starbucks Corp. (a)	124,953	11,194,539
		60,534,691
Household Durables — 0.0%
Champion Homes, Inc. (a) (b)	7,011	521,408
Insurance — 2.0%
Arch Capital Group Ltd. (b)	79,717	7,652,035
Chubb Ltd.	37,211	12,128,181
Everest Group Ltd.	17,803	5,818,911
Hamilton Insurance Group Ltd. - Class B	113,571	3,387,823
Marsh & McLennan Cos., Inc.	101,090	17,534,060
		46,521,010
Interactive Media & Services — 7.2%
Alphabet, Inc. - Class A	356,212	102,432,323
Meta Platforms, Inc. - Class A	110,573	63,262,130
		165,694,453
IT Services — 0.4%
Snowflake, Inc. - Class A (b)	58,566	8,832,924
Life Sciences Tools & Services — 0.9%
Bio-Techne Corp. (a)	20,599	1,076,504
Danaher Corp.	31,933	6,054,497
ICON PLC (b)	30,976	3,427,804
Thermo Fisher Scientific, Inc.	7,007	3,444,151
Waters Corp. (b)	10,940	3,257,932
West Pharmaceutical Services, Inc.	18,199	4,561,397
		21,822,285
Machinery — 0.9%
IDEX Corp.	34,622	6,562,600
Middleby Corp. (b)	30,145	3,996,624
PACCAR, Inc.	86,598	10,002,069
		20,561,293
Media — 0.4%
EchoStar Corp. - Class A (a) (b)	13,161	1,540,758
New York Times Co. - Class A (a)	94,483	7,911,062
		9,451,820
Metals & Mining — 0.5%
Newmont Corp.	38,168	4,131,686
Nucor Corp. (a)	42,257	7,145,659
		11,277,345
BHFTI-132

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Multi-Utilities — 2.0%
CMS Energy Corp. (a)	160,943	$12,485,958
Dominion Energy, Inc. (a)	262,609	16,234,488
Sempra	188,301	18,297,208
		47,017,654
Oil, Gas & Consumable Fuels — 5.1%
Coterra Energy, Inc.	321,691	11,304,222
Exxon Mobil Corp.	340,147	57,709,340
Marathon Petroleum Corp.	45,969	11,224,710
Shell PLC (ADR) (a)	228,060	21,209,580
Targa Resources Corp.	67,179	16,843,791
		118,291,643
Personal Care Products — 0.6%
BellRing Brands, Inc. (b)	100,403	1,615,484
elf Beauty, Inc. (a) (b)	14,258	864,177
Oddity Tech Ltd. - Class A (a) (b)	26,744	357,835
Unilever PLC (ADR) (a)	185,452	10,565,201
		13,402,697
Pharmaceuticals — 4.6%
AstraZeneca PLC (ADR)	18,363	3,621,551
Elanco Animal Health, Inc. (a) (b)	135,147	3,234,068
Eli Lilly & Co.	43,252	39,781,892
GSK PLC (ADR) (a)	126,795	6,997,816
Haleon PLC (ADR) (a)	1,087,942	10,890,299
Johnson & Johnson	36,807	8,997,103
Merck & Co., Inc.	222,248	26,734,212
Structure Therapeutics, Inc. (ADR) (a) (b)	57,769	2,784,466
VeraDermics, Inc. (a) (b)	31,744	2,004,633
		105,046,040
Professional Services — 0.2%
KBR, Inc. (a)	123,715	4,560,135
Semiconductors & Semiconductor Equipment — 15.5%
Advanced Micro Devices, Inc. (b)	143,078	29,106,357
Broadcom, Inc.	243,102	75,242,500
KLA Corp.	12,060	17,757,265
Marvell Technology, Inc.	122,382	12,121,937
Micron Technology, Inc.	62,300	21,047,432
NVIDIA Corp.	1,157,065	201,792,136
		357,067,627
Software — 8.1%
Autodesk, Inc. (b)	28,652	6,859,289
Crowdstrike Holdings, Inc. - Class A (b)	12,692	4,955,084
Datadog, Inc. - Class A (b)	55,233	6,520,256
Microsoft Corp.	303,687	112,415,817
Oracle Corp.	45,274	6,660,258
Palantir Technologies, Inc. - Class A (b)	98,494	14,407,702
Palo Alto Networks, Inc. (b)	56,839	9,112,428
Samsara, Inc. - Class A (a) (b)	261,096	8,274,132
SAP SE (ADR)	12,400	2,123,004
ServiceNow, Inc. (b)	21,605	2,258,803
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
Synopsys, Inc. (a) (b)	31,794	$12,605,685
		186,192,458
Specialty Retail — 0.8%
Lowe's Cos., Inc. (a)	26,995	6,378,379
O'Reilly Automotive, Inc. (b)	54,940	5,071,511
Ross Stores, Inc.	27,063	5,862,658
		17,312,548
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	512,812	130,146,557
Tobacco — 0.7%
British American Tobacco PLC (ADR)	41,185	2,408,087
Philip Morris International, Inc.	88,201	14,583,153
		16,991,240
Trading Companies & Distributors — 1.1%
EquipmentShare.com, Inc. - Class A (a) (b)	160,985	3,279,264
Ferguson Enterprises, Inc.	36,953	8,619,657
WESCO International, Inc.	35,521	9,719,256
WW Grainger, Inc. (a)	4,268	4,655,577
		26,273,754
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	90,938	19,099,708
Total Common Stocks (Cost $1,996,994,436)		2,283,078,606

Short-Term Investments—0.9%
Repurchase Agreement—0.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $20,765,696; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $21,179,598	20,764,254	20,764,254
Total Short-Term Investments (Cost $20,764,254)		20,764,254

Securities Lending Reinvestments (c)—8.6%
Short-Term Investment Funds—1.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (d)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (d)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	10,000,000	10,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (d)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (d)	10,000,000	10,000,000
BHFTI-133

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class 3.560% (d)	500,000	$500,000
		37,500,000

Certificates of Deposit—0.5%
Bank of Montreal
4.000%, SOFR + 0.370%, 08/07/26 (e)	2,500,000	2,500,970
BNP Paribas SA
3.760%, 05/12/26	1,000,000	999,969
Commonwealth Bank of Australia
4.010%, SOFR + 0.380%, 04/13/26 (e)	1,000,000	1,000,040
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 06/12/26	1,000,000	992,230
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 06/15/26	2,000,000	1,983,800
Zero Coupon, 06/23/26	2,000,000	1,981,980
3.820%, 04/27/26	1,000,000	1,000,006
		10,458,995
Commercial Paper—0.3%
Concord Minutemen Capital Co. LLC
4.010%, SOFR + 0.380%, 06/18/26 (e)	2,000,000	1,999,996
ING U.S. Funding LLC
3.960%, SOFR + 0.330%, 09/18/26 (e)	1,000,000	999,950
Ionic Funding LLC
3.720%, 04/01/26	1,000,000	999,892
Verto Capital I-A LLC
3.720%, 04/02/26	1,000,000	999,789
3.800%, 04/24/26	2,000,000	1,994,836
		6,994,463
Repurchase Agreements—5.6%
Bank of Montreal
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $14,001,466; collateralized by various Common Stock with an aggregate market value of $15,604,397	14,000,000	14,000,000
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $3,000,308; collateralized by various Common Stock with an aggregate market value of $3,336,843	3,000,000	3,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $33,003,456; collateralized by various Common Stock with an aggregate market value of $36,705,274	33,000,000	33,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.660%, due on 04/01/26 with a maturity value of $5,000,508; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.500%, maturity dates ranging from 05/31/29 - 07/31/29, and an aggregate market value of $5,100,006	5,000,000	5,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $19,001,937; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $19,380,000	19,000,000	$19,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $10,001,025; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $10,200,132	10,000,000	10,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $10,212,236; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $10,200,132	10,000,000	10,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $1,202,314; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $1,226,237	1,202,193	1,202,193
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $2,500,262; collateralized by various Common Stock with an aggregate market value of $2,786,572	2,500,000	2,500,000
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $10,001,050; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $11,109,825	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $4,000,420; collateralized by various Common Stock with an aggregate market value of $4,458,515	4,000,000	4,000,000
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $5,003,694; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $5,340,556	5,000,000	5,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/26 at 3.830%, due on 04/07/26 with a maturity value of $12,008,937; collateralized by various Common Stock with an aggregate market value of $13,376,101	12,000,000	12,000,000
		128,702,193
Time Deposits—0.6%
Credit Agricole CIB
3.630%, 04/01/26	4,000,000	4,000,000
DZ Bank AG
3.610%, 04/01/26	5,000,000	5,000,000
BHFTI-134

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
Svenska NY
3.610%, 04/01/26	4,000,000	$4,000,000
		13,000,000
Total Securities Lending Reinvestments (Cost $196,654,813)		196,655,651
Total Investments—108.8% (Cost $2,214,413,503)		2,500,498,511
Other assets and liabilities (net)—(8.8)%		(201,909,145)
Net Assets—100.0%		$2,298,589,366

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $248,737,947 and the collateral received consisted of cash in the amount of $196,639,307 and non-cash collateral with a value of $50,713,917. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(e)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	06/18/26	28	USD	9,199,050	$(170,157)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,283,078,606	$—	$—	$2,283,078,606
Total Short-Term Investments*	—	20,764,254	—	20,764,254
Securities Lending Reinvestments
Short-Term Investment Funds	37,500,000	—	—	37,500,000
Certificates of Deposit	—	10,458,995	—	10,458,995
Commercial Paper	—	6,994,463	—	6,994,463
Repurchase Agreements	—	128,702,193	—	128,702,193
Time Deposits	—	13,000,000	—	13,000,000
Total Securities Lending Reinvestments	37,500,000	159,155,651	—	196,655,651
Total Investments	$2,320,578,606	$179,919,905	$—	$2,500,498,511
Collateral for Securities Loaned (Liability)	$—	$(196,639,307)	$—	$(196,639,307)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(170,157)	$—	$—	$(170,157)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-135

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Australia — 5.7%
Charter Hall Group (REIT)	811,204	$10,537,797
Goodman Group (REIT)	1,020,727	18,170,927
GPT Group (REIT)	2,461,770	7,729,292
Scentre Group (REIT)	2,326,645	5,367,887
Vicinity Ltd. (REIT)	2,811,731	4,561,799
		46,367,702
Belgium — 1.3%
Aedifica SA (REIT)	84,335	6,808,384
Warehouses De Pauw CVA (REIT)	155,395	4,039,017
		10,847,401
Canada — 1.0%
Boardwalk Real Estate Investment Trust (REIT)	75,063	3,396,748
Granite Real Estate Investment Trust (REIT)	86,734	5,100,166
		8,496,914
France — 4.6%
Carmila SA (REIT) (a)	150,214	2,912,367
Klepierre SA (REIT)	359,726	13,558,452
Mercialys SA (REIT)	177,787	2,410,820
Unibail-Rodamco-Westfield (REIT) (a)	165,793	18,529,741
		37,411,380
Germany — 1.0%
Sirius Real Estate Ltd. (REIT)	2,414,672	2,965,421
TAG Immobilien AG	315,285	4,930,978
		7,896,399
Hong Kong — 3.9%
CK Asset Holdings Ltd.	564,997	3,227,358
Hongkong Land Holdings Ltd.	658,000	5,146,515
Link REIT (REIT)	612,516	2,835,987
Sun Hung Kai Properties Ltd.	729,598	12,365,889
Swire Properties Ltd.	2,740,415	7,964,702
		31,540,451
Japan — 9.0%
Activia Properties, Inc. (REIT)	3,584	3,175,728
Daiwa Office Investment Corp. (REIT)	2,532	5,259,645
Frontier Real Estate Investment Corp. (REIT)	4,023	2,147,722
GLP J-Reit (REIT)	2,929	2,401,509
Invincible Investment Corp. (REIT) (b)	6,522	2,453,402
Japan Hotel REIT Investment Corp. (REIT)	5,215	2,466,633
Japan Logistics Fund, Inc. (REIT)	4,947	2,987,307
Japan Prime Realty Investment Corp. (REIT) (b)	3,769	2,312,994
LaSalle Logiport REIT (REIT)	3,212	3,014,048
Mitsubishi Estate Co. Ltd. (b)	104,700	2,897,189
Mitsui Fudosan Co. Ltd.	1,910,000	20,216,510
Orix JREIT, Inc. (REIT)	11,437	6,981,814
Sumitomo Realty & Development Co. Ltd.	422,300	11,872,847
Tokyo Tatemono Co. Ltd. (b)	187,600	4,306,581
		72,493,929
Security Description	Shares	Value
Netherlands — 0.3%
Eurocommercial Properties NV (REIT)	70,293	$2,142,799
Singapore — 3.2%
CapitaLand Integrated Commercial Trust (REIT)	6,093,400	10,943,655
Centurion Accommodation REIT (REIT)	6,515,900	5,609,958
City Developments Ltd.	821,000	5,290,139
Lendlease Global Commercial REIT (REIT)	9,544,900	3,983,788
		25,827,540
Spain — 0.5%
Merlin Properties Socimi SA (REIT)	259,589	4,222,901
Sweden — 1.4%
Castellum AB (b)	416,640	4,840,625
Catena AB	47,702	2,239,326
Pandox AB	202,297	3,868,729
		10,948,680
Switzerland — 0.4%
PSP Swiss Property AG	17,273	3,437,929
United Kingdom — 3.7%
Big Yellow Group PLC (REIT)	312,947	3,538,189
Land Securities Group PLC (REIT)	768,422	5,701,887
LondonMetric Property PLC (REIT)	3,917,645	9,432,620
Primary Health Properties PLC (REIT)	1,973,949	2,392,167
Tritax Big Box REIT PLC (REIT)	4,705,891	8,872,855
		29,937,718
United States — 62.2%
American Healthcare REIT, Inc. (REIT) (b)	182,947	8,627,780
American Homes 4 Rent (REIT) - Class A	367,793	10,268,781
Brixmor Property Group, Inc. (REIT)	517,675	14,909,040
BXP, Inc. (REIT) (b)	66,817	3,467,802
Camden Property Trust (REIT) (b)	103,069	10,065,719
Cousins Properties, Inc. (REIT)	252,599	5,701,159
CubeSmart (REIT)	228,079	8,359,095
Digital Realty Trust, Inc. (REIT)	8,895	1,602,968
EastGroup Properties, Inc. (REIT)	76,395	14,139,951
Equinix, Inc. (REIT)	56,900	55,775,656
Equity Residential (REIT)	176,911	10,464,286
Essential Properties Realty Trust, Inc. (REIT) (b)	240,059	7,288,191
First Industrial Realty Trust, Inc. (REIT)	242,785	14,045,112
Gaming & Leisure Properties, Inc. (REIT) (b)	242,583	10,763,408
Getty Realty Corp. (REIT) (b)	176,050	5,598,390
Hilton Worldwide Holdings, Inc.	28,824	8,764,802
Iron Mountain, Inc. (REIT)	207,117	21,154,930
Mid-America Apartment Communities, Inc. (REIT)	73,108	8,927,949
Omega Healthcare Investors, Inc. (REIT) (b)	412,799	18,088,852
Prologis, Inc. (REIT)	325,732	43,055,256
Public Storage (REIT) (b)	14,897	4,035,299
Realty Income Corp. (REIT)	261,562	16,002,363
Regency Centers Corp. (REIT) (b)	162,556	12,298,987
Simon Property Group, Inc. (REIT)	214,409	39,993,711
STAG Industrial, Inc. (REIT) (b)	298,849	10,776,495
Sun Communities, Inc. (REIT) (b)	52,552	6,619,450
BHFTI-136

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
UDR, Inc. (REIT) (b)	176,742	$5,970,345
Ventas, Inc. (REIT) (b)	243,728	19,932,076
VICI Properties, Inc. (REIT)	893,169	24,401,377
Vornado Realty Trust (REIT) (b)	200,147	5,201,820
Welltower, Inc. (REIT) (b)	389,887	77,084,559
		503,385,609
Total Common Stocks (Cost $741,872,518)		794,957,352

Short-Term Investments—0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26 with a maturity value of $4,231,728; collateralized by U.S. Treasury Note at 3.750%, maturing 08/15/27, with a market value of $4,316,253	4,231,435	4,231,435
Total Short-Term Investments (Cost $4,231,435)		4,231,435

Securities Lending Reinvestments (c)—5.1%
Short-Term Investment Funds — 1.2%
BlackRock Liquidity Funds FedFund, Institutional Shares, 3.550% (d)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 3.580% (d)	5,000,000	5,000,000
		10,000,000

Time Deposits — 0.5%
Credit Agricole CIB 3.630%, 04/01/26	1,000,000	1,000,000
DZ Bank AG 3.610%, 04/01/26	2,000,000	2,000,000
Svenska NY 3.610%, 04/01/26	1,000,000	1,000,000
		4,000,000
Repurchase Agreements — 3.4%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $1,500,154; collateralized by various Common Stock with an aggregate market value of $1,668,422	1,500,000	1,500,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $2,000,210; collateralized by various Common Stock with an aggregate market value of $2,224,562	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.660%, due on 04/01/26 with a maturity value of $2,000,203; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.500%, maturity dates ranging from 05/31/29 - 07/31/29, and an aggregate market value of $2,040,003	2,000,000	$2,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $3,000,306; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $3,060,000	3,000,000	3,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $5,000,512; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $5,100,066	5,000,000	5,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $2,042,447; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $2,040,026	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $5,668,077; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $5,780,854	5,667,503	5,667,503
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $1,110,982	1,000,000	1,000,000
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,114,629	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $2,001,478; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $2,136,223	2,000,000	2,000,000
BHFTI-137

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,114,629	1,000,000	$1,000,000
		27,167,503
Total Securities Lending Reinvestments (Cost $41,167,503)		41,167,503
Total Investments—103.8% (Cost $787,271,456)		840,356,290
Other assets and liabilities (net)—(3.8)%		(30,465,119)
Net Assets—100.0%		$809,891,171

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $63,042,518 and the collateral received consisted of cash in the amount of

$41,167,503 and non-cash collateral with a value of $23,111,075. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.

Ten Largest Industries as of March 31, 2026 (Unaudited)	% of Net Assets
Retail REITs	18.2
Industrial REITs	16.8
Health Care REITs	16.4
Specialized REITs	16.0
Real Estate Management & Development	11.4
Residential REITs	7.6
Diversified REITs	6.5
Office REITs	3.6
Hotels, Restaurants & Leisure	1.1
Hotel & Resort REITs	0.6
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$46,367,702	$—	$46,367,702
Belgium	—	10,847,401	—	10,847,401
Canada	8,496,914	—	—	8,496,914
France	—	37,411,380	—	37,411,380
Germany	—	7,896,399	—	7,896,399
Hong Kong	—	31,540,451	—	31,540,451
Japan	—	72,493,929	—	72,493,929
Netherlands	—	2,142,799	—	2,142,799
Singapore	—	25,827,540	—	25,827,540
Spain	—	4,222,901	—	4,222,901
Sweden	—	10,948,680	—	10,948,680
Switzerland	—	3,437,929	—	3,437,929
United Kingdom	—	29,937,718	—	29,937,718
United States	503,385,609	—	—	503,385,609
Total Common Stocks	511,882,523	283,074,829	—	794,957,352
Total Short-Term Investments*	—	4,231,435	—	4,231,435
Securities Lending Reinvestments
Short-Term Investment Funds	10,000,000	—	—	10,000,000
Time Deposits	—	4,000,000	—	4,000,000
Repurchase Agreements	—	27,167,503	—	27,167,503
Total Securities Lending Reinvestments	10,000,000	31,167,503	—	41,167,503
Total Investments	$521,882,523	$318,473,767	$—	$840,356,290
Collateral for Securities Loaned (Liability)	$—	$(41,167,503)	$—	$(41,167,503)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-138

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—94.4% of Net Assets

Security Description	Shares	Value

Australia — 1.8%
Glencore PLC (a)	4,367,165	$33,277,813
China — 3.5%
Alibaba Group Holding Ltd.	1,687,800	26,570,225
Prosus NV	818,033	37,394,762
		63,964,987
Denmark — 2.3%
DSV AS	178,200	42,572,720
France — 20.5%
Accor SA	844,680	40,470,583
Airbus SE	189,200	35,536,563
BNP Paribas SA	549,575	52,353,069
Capgemini SE	229,130	26,781,811
Danone SA	374,800	30,101,018
Dassault Systemes SE	1,904,400	38,773,366
Edenred SE	1,023,340	20,375,222
Kering SA	102,700	31,055,130
LVMH Moet Hennessy Louis Vuitton SE	71,901	39,967,261
Pernod Ricard SA	442,967	33,062,630
Publicis Groupe SA	392,398	32,451,688
		380,928,341
Germany — 22.2%
adidas AG	339,607	53,517,370
Allianz SE	65,000	26,935,213
Aumovio SE (a)	130,969	5,058,738
Bayer AG	814,883	37,045,450
Bayerische Motoren Werke AG	461,007	41,635,594
Brenntag SE (b)	510,261	33,665,303
Continental AG	385,355	26,490,581
Daimler Truck Holding AG	687,013	32,750,834
Fresenius SE & Co. KGaA	547,323	28,036,384
SAP SE	212,600	35,978,948
Siemens Healthineers AG	774,400	32,486,355
Symrise AG	499,300	42,274,951
thyssenkrupp AG	1,932,251	16,666,446
		412,542,167
Hong Kong — 1.5%
Prudential PLC	2,056,262	28,675,255
Indonesia — 1.6%
Bank Mandiri Persero Tbk. PT	104,504,200	29,304,037
Italy — 1.9%
Intesa Sanpaolo SpA	4,013,500	24,396,940
Ryanair Holdings PLC	176,500	5,000,323
Ryanair Holdings PLC (ADR)	91,725	5,301,705
		34,698,968
Japan — 5.3%
Asahi Group Holdings Ltd.	2,985,700	29,964,395
Fujitsu Ltd.	969,200	19,696,630
SMC Corp.	88,700	34,694,105
Security Description	Shares	Value
Japan — (Continued)
Unicharm Corp.	2,533,300	$14,751,909
		99,107,039
Mexico — 1.6%
Fomento Economico Mexicano SAB de CV (ADR) (b)	268,100	29,775,186
Netherlands — 5.7%
Akzo Nobel NV	560,930	32,189,056
ASML Holding NV (NY Registry Shares)	13,800	18,227,454
ASR Nederland NV	409,700	28,225,063
IMCD NV (b)	257,000	26,822,827
		105,464,400
South Korea — 2.8%
Coupang, Inc. (a)	1,127,300	21,283,424
KB Financial Group, Inc.	322,443	30,166,202
		51,449,626
Sweden — 2.1%
Hexagon AB - B Shares	3,990,900	38,830,911
Switzerland — 1.8%
Cie Financiere Richemont SA - Class A	186,113	33,164,009
United Kingdom — 12.5%
AstraZeneca PLC (ADR)	127,550	25,155,411
Bunzl PLC	1,063,153	31,851,821
Compass Group PLC	1,341,100	37,260,768
Diageo PLC	962,400	17,881,688
Intertek Group PLC	436,745	21,294,324
London Stock Exchange Group PLC	174,500	20,623,444
Reckitt Benckiser Group PLC	651,620	44,220,675
Unilever PLC	602,200	33,763,388
		232,051,519
United States — 7.3%
CNH Industrial NV (b)	3,557,429	39,131,719
Flutter Entertainment PLC (a)	128,402	13,090,584
Haleon PLC (ADR) (b)	1,732,900	17,346,329
Roche Holding AG	38,920	15,368,179
Sunbelt Rentals Holdings, Inc. (b)	781,057	50,839,000
		135,775,811
Total Common Stocks (Cost $1,691,775,458)		1,751,582,789

Preferred Stocks—1.4%
South Korea — 1.4%
Samsung Electronics Co. Ltd. (Cost $12,598,306)	328,800	26,179,555
BHFTI-139

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Short-Term Investments—3.9%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement — 3.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26 with a maturity value of $71,778,570; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/28, with a market value of $73,209,081	71,773,586	$71,773,586
Total Short-Term Investments (Cost $71,773,586)		71,773,586

Securities Lending Reinvestments (c)—3.8%
Short-Term Investment Funds — 0.5%
Allspring Government Money Market Fund, Select Class, 3.600% (d)	1,500,000	1,500,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 3.550% (d)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.540% (d)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 3.580% (d)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 3.580% (d)	2,000,000	2,000,000
		9,500,000

Time Deposits — 0.4%
Credit Agricole CIB 3.630%, 04/01/26	2,000,000	2,000,000
DZ Bank AG 3.610%, 04/01/26	3,000,000	3,000,000
Svenska NY 3.610%, 04/01/26	2,000,000	2,000,000
		7,000,000
Repurchase Agreements — 2.9%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $1,000,103; collateralized by various Common Stock with an aggregate market value of $1,112,281	1,000,000	1,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $5,000,524; collateralized by various Common Stock with an aggregate market value of $5,561,405	5,000,000	5,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.660%, due on 04/01/26 with a maturity value of $5,000,508; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.500%, maturity dates ranging from 05/31/29 - 07/31/29, and an aggregate market value of $5,100,006	5,000,000	5,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $1,500,153; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $1,530,000	1,500,000	1,500,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $10,001,025; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $10,200,132	10,000,000	$10,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $8,226,329; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $8,390,007	8,225,495	8,225,495
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $6,000,630; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $6,665,895	6,000,000	6,000,000
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $5,000,525; collateralized by various Common Stock with an aggregate market value of $5,573,144	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $13,001,365; collateralized by various Common Stock with an aggregate market value of $14,490,173	13,000,000	13,000,000
		54,725,495
Total Securities Lending Reinvestments (Cost $71,225,495)		71,225,495
Total Investments—103.5% (Cost $1,847,372,845)		1,920,761,425
Other assets and liabilities (net)—(3.5)%		(64,350,791)
Net Assets—100.0%		$1,856,410,634

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $105,117,236 and the collateral received consisted of cash in the amount of $71,225,495 and non-cash collateral with a value of $35,432,155. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.

BHFTI-140

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Ten Largest Industries as of March 31, 2026 (Unaudited)	% of Net Assets
Textiles, Apparel & Luxury Goods	8.5
Trading Companies & Distributors	7.7
Banks	7.3
Beverages	6.0
Machinery	5.7
Pharmaceuticals	5.1
Hotels, Restaurants & Leisure	4.9
Broadline Retail	4.6
Insurance	4.5
Software	4.0
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$33,277,813	$—	$33,277,813
China	—	63,964,987	—	63,964,987
Denmark	—	42,572,720	—	42,572,720
France	—	380,928,341	—	380,928,341
Germany	—	412,542,167	—	412,542,167
Hong Kong	—	28,675,255	—	28,675,255
Indonesia	—	29,304,037	—	29,304,037
Italy	5,301,705	29,397,263	—	34,698,968
Japan	—	99,107,039	—	99,107,039
Mexico	29,775,186	—	—	29,775,186
Netherlands	18,227,454	87,236,946	—	105,464,400
South Korea	21,283,424	30,166,202	—	51,449,626
Sweden	—	38,830,911	—	38,830,911
Switzerland	—	33,164,009	—	33,164,009
United Kingdom	25,155,411	206,896,108	—	232,051,519
United States	120,407,632	15,368,179	—	135,775,811
Total Common Stocks	220,150,812	1,531,431,977	—	1,751,582,789
Total Preferred Stocks*	—	26,179,555	—	26,179,555
Total Short-Term Investments*	—	71,773,586	—	71,773,586
Securities Lending Reinvestments
Short-Term Investment Funds	9,500,000	—	—	9,500,000
Time Deposits	—	7,000,000	—	7,000,000
Repurchase Agreements	—	54,725,495	—	54,725,495
Total Securities Lending Reinvestments	9,500,000	61,725,495	—	71,225,495
Total Investments	$229,650,812	$1,691,110,613	$—	$1,920,761,425
Collateral for Securities Loaned (Liability)	$—	$(71,225,495)	$—	$(71,225,495)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-141

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
U.S. Treasury & Government Agencies—6.7% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury — 6.7%
U.S. Treasury Floating Rate Notes
3.803%, 3M USTBMM + 0.150%, 04/30/26 (a)	17,600,000	$17,600,190
3.835%, 3M USTBMM + 0.182%, 07/31/26 (a)	32,400,000	32,415,607
Total U.S. Treasury & Government Agencies (Cost $50,000,000)		50,015,797

Short-Term Investments—75.9%
Certificates of Deposit—1.2%
Toronto-Dominion Bank
4.020%, SOFR + 0.370%, 07/10/26 (a)	8,000,000	8,003,978
Westpac Banking Corp.
3.940%, SOFR + 0.290%, 10/15/26 (a)	1,000,000	999,672
		9,003,650
Commercial Paper—48.5%
Aquitaine Funding Co. LLC
3.761%, 05/18/26 (144A) (b)	20,000,000	19,896,106
Caisse des Depots et Consignations
3.483%, 04/15/26 (b)	12,000,000	11,981,446
Chesham Finance LLC
Zero Coupon, 04/01/26 (144A) (b)	18,000,000	17,998,155
Chevron Corp.
3.449%, 04/15/26 (b)	12,600,000	12,580,714
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
Zero Coupon, 04/01/26 (b)	20,000,000	19,997,954
Eli Lilly & Co.
3.700%, 04/02/26 (144A) (b)	15,000,000	14,996,953
Emory University
3.631%, 05/06/26 (b)	20,000,000	19,924,250
Erste Abwicklungsanstalt
3.546%, 04/21/26 (b)	20,500,000	20,455,437
Export Development Canada
3.558%, 04/23/26 (b)	10,000,000	9,976,948
Falcon Asset Funding LLC
3.990%, SOFR + 0.350%, 09/08/26 (144A) (a)	10,000,000	10,000,262
Federation des Caisses Desjardins du Quebec
3.579%, 04/22/26 (b)	12,000,000	11,972,434
KEB Hana Bank
Zero Coupon, 04/01/26 (b)	2,950,000	2,949,694
Lexington Parker Capital Co. LLC
3.658%, 04/21/26 (144A) (b)	15,000,000	14,966,749
Lime Funding LLC
3.778%, 05/27/26 (144A) (b)	12,000,000	11,926,679
LVMH Moet Hennessy Louis Vuitton, Inc.
3.439%, 04/13/26 (b)	10,000,000	9,986,702
Macquarie Bank Ltd.
3.880%, SOFR + 0.230%, 05/04/26 (144A) (a)	10,000,000	10,001,298
Nationwide Building Society
3.706%, 05/18/26 (b)	10,500,000	10,448,060
OMERS Finance Trust
3.401%, 04/09/26 (144A) (b)	8,500,000	8,492,063
3.716%, 06/11/26 (b)	15,000,000	14,885,040
Province of British Columbia
3.627%, 05/08/26 (b)	8,500,000	8,466,462
Security Description	Principal Amount*/ Shares	Value
Commercial Paper—(Continued)
Province of Ontario
3.312%, 04/08/26 (b)	17,000,000	$16,986,133
3.467%, 04/13/26 (b)	5,000,000	4,993,369
PSP Capital, Inc.
3.608%, 04/30/26 (b)	5,800,000	5,781,972
Siemens Capital Co. LLC
3.292%, 04/09/26 (b)	20,000,000	19,981,796
Thunder Bay Funding LLC
3.747%, 04/17/26 (b)	12,000,000	11,978,930
TotalEnergies Capital USA LLC
3.715%, 05/11/26 (b)	15,000,000	14,935,920
Unilever Finance Netherlands BV
3.218%, 04/07/26 (144A) (b)	15,000,000	14,989,266
Walmart, Inc.
3.613%, 04/28/26 (144A) (b)	8,200,000	8,176,287
		359,727,079
Discount Note—4.3%
Federal Home Loan Bank
Zero Coupon, 04/01/26 (b)	32,000,000	31,996,809

Short-Term Investment Funds—21.9%
Invesco Government & Agency Portfolio, Institutional Class
3.580% (c) (d)	26,743,760	26,743,760
Invesco U.S. Dollar Liquidity Portfolio, Agency Class
3.844% (c) (d)	118,720,709	118,720,709
STIT-Treasury Portfolio, Institutional Class
3.560% (c) (d)	16,946,248	16,946,248
Total Short-Term Investment Funds (Cost $162,410,717)		162,410,717
Total Short-Term Investments (Cost $563,184,143)		563,138,255
Total Investments—82.6% (Cost $613,184,143)		613,154,052
Other assets and liabilities (net)—17.4%		129,389,374
Net Assets—100.0%		$742,543,426

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	The rate shown represents current yield to maturity.
(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified
BHFTI-142

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
institutional buyers. As of March 31, 2026, the market value of 144A securities was $131,443,818, which is 17.7% of net assets.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Ending Value as of March 31, 2026
Invesco Government & Agency Portfolio, Institutional Class	$20,091,503	$72,359,470	$(65,707,213)	$26,743,760
Invesco U.S. Dollar Liquidity Portfolio, Agency Class	125,345,741	92,125,036	(98,750,068)	118,720,709
STIT-Treasury Portfolio, Institutional Class	12,624,527	55,494,524	(51,172,803)	16,946,248
	$158,061,771	$219,979,030	$(215,630,084)	$162,410,717

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2026
Invesco Government & Agency Portfolio, Institutional Class	$212,289	26,743,760
Invesco U.S. Dollar Liquidity Portfolio, Agency Class	1,141,015	118,720,709
STIT-Treasury Portfolio, Institutional Class	140,802	16,946,248
	$1,494,106
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/26	1,229	AUD	132,429,396	$(89,832)
Canada Government Bond 10 Year Futures	06/19/26	1,136	CAD	136,331,360	(1,680,216)
Euro STOXX 50 Index Futures	06/19/26	642	EUR	35,277,900	(1,549,558)
Euro-Bund Futures	06/08/26	619	EUR	77,616,410	(1,858,411)
FTSE 100 Index Futures	06/19/26	305	GBP	31,106,950	(729,670)
Gold 100 Troy Ounces Futures	06/26/26	96	USD	44,914,560	163,570
Japanese Government Bond 10 Year Futures	06/15/26	101	JPY	13,161,310,000	(1,028,570)
MSCI Emerging Markets Index Futures	06/19/26	614	USD	44,656,220	(1,300,922)
RBOB Gasoline Futures	04/30/26	114	USD	15,340,273	1,102,225
Russell 2000 Index E-Mini Futures	06/18/26	384	USD	48,234,240	293,753
S&P 500 Index E-Mini Futures	06/18/26	87	USD	28,582,762	(504,100)
Silver Futures	05/27/26	46	USD	17,231,370	(803,552)
TOPIX Index Futures	06/11/26	224	JPY	7,848,960,000	(1,822,672)
U.K. Long Gilt Bond Futures	06/26/26	955	GBP	83,839,450	(6,298,043)
U.S. Treasury Long Bond Futures	06/18/26	551	USD	62,745,125	(1,766,982)
Net Unrealized Depreciation					$(17,872,980)
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	0.170%	Monthly	10/26/26	BBP	Barclays Brent Crude Oil Excess Return Index	USD	13,482,412	$1,113,239	$—	$1,113,239
Pay	0.170%	Monthly	04/07/26	BBP	Barclays Copper Excess Return Index	USD	23,730,233	(992,779)	—	(992,779)
Pay	0.190%	Monthly	11/24/26	BBP	Barclays Soybean Oil Seasonal Index	USD	5,630,035	465,489	—	465,489
BHFTI-143

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
OTC Total Return Swap Contracts — (Continued)
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	0.190%	Monthly	02/12/27	BBP	Barclays Soybeans Seasonal Excess Return Index	USD	5,480,151	$86,838	$—	$86,838
Pay	0.170%	Monthly	05/05/26	BBP	Barclays Wheat Chicago Seasonal Index	USD	3,450,708	106,461	—	106,461
Pay	0.200%	Monthly	01/29/27	CIBC	CIBC Lean Hogs Seasonal Index	USD	1,116,918	(12,546)	—	(12,546)
Pay	0.150%	Monthly	12/10/26	CIBC	CIBC Live Cattle Seasonal Index	USD	1,708,443	77,491	—	77,491
Pay	0.280%	Monthly	02/05/27	CIBC	CIBC Seasonal Enhanced Cotton Index	USD	2,399,174	157,149	—	157,149
Pay	0.260%	Monthly	02/10/27	CIBC	CIBC Soybean Oil Seasonal Index	USD	4,896,713	145,678	—	145,678
Pay	0.140%	Monthly	02/18/27	CIBC	CIBC Soymeal Front Month Excess Return Index	USD	6,399,624	20,291	—	20,291
Pay	0.210%	Monthly	12/11/26	CIBC	CIBC Sugar Excess Return Index	USD	8,743,757	665,230	—	665,230
Pay	0.180%	Monthly	05/05/26	GSI	Goldman Sachs Corn Seasonal Return Index	USD	1,470,834	8,688	—	8,688
Pay	0.140%	Monthly	10/29/26	GSI	Goldman Sachs Heating Oil Front Month Index	USD	2,407,766	536,270	—	536,270
Pay	0.250%	Monthly	02/10/27	GSI	Goldman Sachs Soybean Oil Seasonal Index	USD	5,740,787	252,390	—	252,390
Pay	0.140%	Monthly	07/02/26	GSI	Goldman Sachs Soybeans Seasonal Excess Return Index	USD	2,010,399	(38,245)	—	(38,245)
Pay	0.200%	Monthly	02/24/27	GSI	Goldman Sachs Wheat Chicago Seasonal Index	USD	1,787,167	135,821	—	135,821
Pay	0.250%	Monthly	01/26/27	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD	13,968,957	1,343,764	—	1,343,764
Pay	0.110%	Monthly	10/29/26	JPMC	JPMorgan Heating Oil Front Month Index	USD	12,020,746	1,154,929	—	1,154,929
Pay	0.300%	Monthly	10/22/26	MBL	Macquarie Dynamic Roll Aluminum Excess Return Index	USD	10,821,533	483,078	—	483,078
Pay	0.170%	Monthly	02/18/27	MBL	Macquarie Soymeal Front Month Excess Return Index	USD	5,887,779	(62,597)	—	(62,597)
Pay	0.280%	Monthly	10/09/26	MLI	Merrill Lynch Aluminum Excess Return Index	USD	11,498,405	—	—	—
Pay	0.120%	Monthly	05/05/26	MLI	Merrill Lynch Corn Seasonal Index	USD	3,672,515	—	—	—
Pay	0.180%	Monthly	01/29/27	MLI	Merrill Lynch Cotton Seasonal Index	USD	4,684,031	—	—	—
Pay	0.250%	Monthly	10/28/26	MLI	Merrill Lynch Natural Gas Seasonal Index	USD	6,061,355	—	—	—
Pay	0.160%	Monthly	11/23/26	RBC	RBC Coffee Front Month Excess Return Index	USD	9,089,596	—	—	—
Pay	0.280%	Monthly	07/02/26	RBC	RBC Seasonal Cotton Index	USD	108,157	—	—	—
Pay	0.180%	Monthly	02/12/27	RBC	RBC Soybean Seasonal Excess Return Index	USD	5,529,931	—	—	—
Pay	0.180%	Monthly	11/23/26	RBC	RBC Sugar Excess Return Index	USD	582,569	—	—	—
Pay	0.230%	Monthly	10/26/26	RBC	RBC WTI Crude Oil Excess Return Index	USD	13,683,212	—	—	—
Pay	0.300%	Monthly	04/27/26	MSCS	S&P GSCI Aluminum Dynamic Roll Index	USD	10,639,473	(173,389)	—	(173,389)
Totals								$5,473,250	$—	$5,473,250
Cash in the amount of $8,650,000 and securities in the amount of $3,036,570 have been received at the custodian bank and held in a segregated account as collateral for OTC swap contracts.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$50,015,797	$—	$50,015,797
Short-Term Investments
Certificates of Deposit	—	9,003,650	—	9,003,650
Commercial Paper	—	359,727,079	—	359,727,079
Discount Note	—	31,996,809	—	31,996,809
Short-Term Investment Funds	162,410,717	—	—	162,410,717
Total Short-Term Investments	162,410,717	400,727,538	—	563,138,255
Total Investments	$162,410,717	$450,743,335	$—	$613,154,052
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,559,548	$—	$—	$1,559,548
Futures Contracts (Unrealized Depreciation)	(19,432,528)	—	—	(19,432,528)
Total Futures Contracts	$(17,872,980)	$—	$—	$(17,872,980)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$6,752,806	$—	$6,752,806
OTC Swap Contracts at Value (Liabilities)	—	(1,279,556)	—	(1,279,556)
Total OTC Swap Contracts	$—	$5,473,250	$—	$5,473,250

*	See Consolidated Schedule of Investments for additional detailed categorizations.
BHFTI-144

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.4%
Textron, Inc.	283,808	$24,850,228
Air Freight & Logistics — 2.0%
FedEx Corp.	102,455	36,492,422
Banks — 13.5%
Bank of America Corp.	1,264,289	61,634,089
Citigroup, Inc.	275,627	31,258,858
Citizens Financial Group, Inc.	489,102	29,331,447
Fifth Third Bancorp (a)	585,690	27,211,157
Huntington Bancshares, Inc.	1,859,720	29,104,618
M&T Bank Corp. (a)	112,344	23,223,752
Wells Fargo & Co.	519,638	41,368,381
		243,132,302
Beverages — 2.2%
Anheuser-Busch InBev SA	269,413	18,694,636
Coca-Cola Co.	274,487	20,874,736
		39,569,372
Biotechnology — 1.0%
Regeneron Pharmaceuticals, Inc.	23,212	17,934,520
Broadline Retail — 1.3%
eBay, Inc.	255,905	23,292,473
Building Products — 1.6%
Johnson Controls International PLC	217,833	28,525,231
Capital Markets — 2.8%
Goldman Sachs Group, Inc.	12,951	10,956,416
State Street Corp.	309,180	39,129,821
		50,086,237
Chemicals — 2.0%
Corteva, Inc. (a)	155,446	13,012,385
International Flavors & Fragrances, Inc.	310,069	22,495,506
		35,507,891
Communications Equipment — 2.8%
Cisco Systems, Inc.	532,449	41,312,718
F5, Inc. (b)	33,758	9,767,202
		51,079,920
Consumer Finance — 0.6%
Capital One Financial Corp.	55,780	10,175,945
Consumer Staples Distribution & Retail — 1.2%
Sysco Corp.	302,998	21,612,847
Containers & Packaging — 1.0%
International Paper Co. (a)	499,278	17,824,225
Diversified Telecommunication Services — 0.7%
Comcast Corp. - Class A	441,094	12,663,809
Security Description	Shares	Value
Electric Utilities — 0.9%
Evergy, Inc.	204,638	$16,763,945
Electrical Equipment — 3.2%
Eaton Corp. PLC (a)	79,368	28,387,553
Emerson Electric Co. (a)	219,309	28,733,865
		57,121,418
Energy Equipment & Services — 0.9%
Tenaris SA	538,415	15,726,850
Entertainment — 1.4%
Universal Music Group NV	339,088	6,574,976
Walt Disney Co.	188,318	18,150,089
		24,725,065
Health Care Equipment & Supplies — 2.4%
Becton Dickinson & Co.	89,781	14,116,267
GE HealthCare Technologies, Inc.	156,037	11,106,714
Medtronic PLC	204,782	17,744,360
		42,967,341
Health Care Providers & Services — 6.2%
CVS Health Corp.	607,497	43,630,434
Elevance Health, Inc.	87,262	25,545,950
Henry Schein, Inc. (a) (b)	187,157	13,793,471
Humana, Inc.	46,856	8,124,362
UnitedHealth Group, Inc.	76,862	20,798,089
		111,892,306
Hotels, Restaurants & Leisure — 3.1%
Domino's Pizza, Inc. (a)	56,883	20,409,052
Restaurant Brands International, Inc. (a)	268,135	19,841,720
Starbucks Corp.	187,292	16,779,490
		57,030,262
Household Products — 3.1%
Clorox Co. (a)	185,726	19,246,785
Kimberly-Clark Corp. (a)	109,486	10,562,114
Reckitt Benckiser Group PLC	377,247	25,600,990
		55,409,889
Insurance — 2.0%
Allstate Corp. (a)	64,050	13,280,127
American International Group, Inc.	296,462	22,308,766
		35,588,893
Interactive Media & Services — 4.5%
Alphabet, Inc. - Class A	209,860	60,347,342
Meta Platforms, Inc. - Class A	36,540	20,905,630
		81,252,972
IT Services — 1.8%
Cognizant Technology Solutions Corp. - Class A	406,819	24,958,346
DXC Technology Co. (b)	597,090	7,505,421
		32,463,767
BHFTI-145

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services — 1.3%
ICON PLC (a) (b)	105,842	$11,712,476
IQVIA Holdings, Inc. (b)	65,676	11,200,385
		22,912,861
Machinery — 2.6%
Caterpillar, Inc.	34,460	24,413,531
Westinghouse Air Brake Technologies Corp.	90,880	22,711,821
		47,125,352
Media — 1.1%
Charter Communications, Inc. - Class A (a) (b)	96,499	20,832,204
Multi-Utilities — 3.3%
Dominion Energy, Inc.	387,718	23,968,727
Sempra	374,968	36,435,640
		60,404,367
Oil, Gas & Consumable Fuels — 8.8%
Chevron Corp.	216,605	44,815,575
ConocoPhillips	241,167	31,834,044
Devon Energy Corp.	397,479	20,001,143
EQT Corp.	177,158	11,274,335
Exxon Mobil Corp.	76,072	12,906,376
Occidental Petroleum Corp.	85,087	5,530,655
Suncor Energy, Inc.	494,483	32,690,271
		159,052,399
Pharmaceuticals — 6.7%
AstraZeneca PLC	95,682	18,688,426
Johnson & Johnson	100,486	24,562,798
Merck & Co., Inc.	346,321	41,658,953
Novo Nordisk AS - Class B	245,608	9,050,453
Sanofi SA (ADR) (a)	544,983	26,257,281
		120,217,911
Professional Services — 1.1%
TransUnion	295,631	20,454,709
Residential REITs — 0.4%
Invitation Homes, Inc.	284,425	7,067,961
Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp. (b)	270,449	11,934,914
NXP Semiconductors NV	123,010	24,215,749
QUALCOMM, Inc.	78,321	10,086,178
		46,236,841
Software — 2.4%
Microsoft Corp.	117,428	43,468,323
Specialized REITs — 0.7%
SBA Communications Corp.	72,073	12,404,484
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc. - Class B	383,291	20,245,431
Security Description	Shares/ Principal Amount*	Value
Tobacco — 1.7%
Philip Morris International, Inc.	190,364	$31,474,784
Total Common Stocks (Cost $1,306,564,816)		1,755,587,757

Short-Term Investments—2.7%
Repurchase Agreement—2.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $48,318,277; collateralized by U.S. Treasury Note at 3.750%, maturing 08/15/27, with a market value of $49,281,370	48,314,921	48,314,921
Total Short-Term Investments (Cost $48,314,921)		48,314,921

Securities Lending Reinvestments (c)—2.2%
Short-Term Investment Funds—0.8%
Allspring Government Money Market Fund, Select Class 3.600% (d)	3,000,000	3,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (d)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (d)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (d)	3,000,000	3,000,000
		15,000,000

Repurchase Agreements—1.2%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $1,000,103; collateralized by various Common Stock with an aggregate market value of $1,112,281	1,000,000	1,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $150,015; collateralized by various Common Stock with an aggregate market value of $166,842	150,000	150,000
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.660%, due on 04/01/26 with a maturity value of $2,000,203; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.500%, maturity dates ranging from 05/31/29 - 07/31/29, and an aggregate market value of $2,040,003	2,000,000	2,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $2,000,204; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $2,040,000	2,000,000	2,000,000
BHFTI-146

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $4,000,410; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $4,080,053	4,000,000	$4,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $7,622,853; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $7,774,523	7,622,080	7,622,080
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $5,000,525; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $5,554,912	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $900,094; collateralized by various Common Stock with an aggregate market value of $1,003,166	900,000	900,000
		22,672,080
Time Deposits—0.2%
Credit Agricole CIB
3.630%, 04/01/26	1,000,000	1,000,000
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
DZ Bank AG
3.610%, 04/01/26	1,000,000	$1,000,000
Svenska NY
3.610%, 04/01/26	1,000,000	1,000,000
		3,000,000
Total Securities Lending Reinvestments (Cost $40,672,080)		40,672,080
Total Investments—102.3% (Cost $1,395,551,817)		1,844,574,758
Other assets and liabilities (net)—(2.3)%		(41,499,702)
Net Assets—100.0%		$1,803,075,056

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $121,895,885 and the collateral received consisted of cash in the amount of $40,672,080 and non-cash collateral with a value of $82,947,432. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	901,844	GSI	04/30/26	USD	656,429	$(7,306)
GBP	609,781	CIBC	04/30/26	USD	814,768	(7,690)
GBP	1,060,052	GSI	04/30/26	USD	1,416,339	(13,303)
GBP	609,781	GSI	04/30/26	USD	815,047	(7,969)
GBP	856,501	RBC	04/30/26	USD	1,136,369	(2,745)

Contracts to Deliver
CAD	36,805,436	CIBC	04/30/26	USD	26,848,330	356,768
EUR	633,413	BNY	04/30/26	USD	730,386	(2,720)
EUR	27,865,510	RBC	04/30/26	USD	32,424,029	172,778
GBP	18,984,368	DBAG	04/30/26	USD	25,495,532	368,706
GBP	738,531	RBC	04/30/26	USD	983,359	5,874
Net Unrealized Appreciation						$862,393
BHFTI-147

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$24,850,228	$—	$—	$24,850,228
Air Freight & Logistics	36,492,422	—	—	36,492,422
Banks	243,132,302	—	—	243,132,302
Beverages	20,874,736	18,694,636	—	39,569,372
Biotechnology	17,934,520	—	—	17,934,520
Broadline Retail	23,292,473	—	—	23,292,473
Building Products	28,525,231	—	—	28,525,231
Capital Markets	50,086,237	—	—	50,086,237
Chemicals	35,507,891	—	—	35,507,891
Communications Equipment	51,079,920	—	—	51,079,920
Consumer Finance	10,175,945	—	—	10,175,945
Consumer Staples Distribution & Retail	21,612,847	—	—	21,612,847
Containers & Packaging	17,824,225	—	—	17,824,225
Diversified Telecommunication Services	12,663,809	—	—	12,663,809
Electric Utilities	16,763,945	—	—	16,763,945
Electrical Equipment	57,121,418	—	—	57,121,418
Energy Equipment & Services	—	15,726,850	—	15,726,850
Entertainment	18,150,089	6,574,976	—	24,725,065
Health Care Equipment & Supplies	42,967,341	—	—	42,967,341
Health Care Providers & Services	111,892,306	—	—	111,892,306
Hotels, Restaurants & Leisure	57,030,262	—	—	57,030,262
Household Products	29,808,899	25,600,990	—	55,409,889
Insurance	35,588,893	—	—	35,588,893
Interactive Media & Services	81,252,972	—	—	81,252,972
IT Services	32,463,767	—	—	32,463,767
Life Sciences Tools & Services	22,912,861	—	—	22,912,861
Machinery	47,125,352	—	—	47,125,352
Media	20,832,204	—	—	20,832,204
Multi-Utilities	60,404,367	—	—	60,404,367
Oil, Gas & Consumable Fuels	159,052,399	—	—	159,052,399
Pharmaceuticals	92,479,032	27,738,879	—	120,217,911
Professional Services	20,454,709	—	—	20,454,709
Residential REITs	7,067,961	—	—	7,067,961
Semiconductors & Semiconductor Equipment	46,236,841	—	—	46,236,841
Software	43,468,323	—	—	43,468,323
Specialized REITs	12,404,484	—	—	12,404,484
Textiles, Apparel & Luxury Goods	20,245,431	—	—	20,245,431
Tobacco	31,474,784	—	—	31,474,784
Total Common Stocks	1,661,251,426	94,336,331	—	1,755,587,757
Total Short-Term Investments*	—	48,314,921	—	48,314,921
Securities Lending Reinvestments
Short-Term Investment Funds	15,000,000	—	—	15,000,000
Repurchase Agreements	—	22,672,080	—	22,672,080
Time Deposits	—	3,000,000	—	3,000,000
Total Securities Lending Reinvestments	15,000,000	25,672,080	—	40,672,080
Total Investments	$1,676,251,426	$168,323,332	$—	$1,844,574,758
Collateral for Securities Loaned (Liability)	$—	$(40,672,080)	$—	$(40,672,080)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$904,126	$—	$904,126
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(41,733)	—	(41,733)
Total Forward Contracts	$—	$862,393	$—	$862,393

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-148

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Brazil — 0.5%
MercadoLibre, Inc. (a)	3,058	$5,287,343
Canada — 2.3%
Shopify, Inc. - Class A (a)	193,239	22,922,010
China — 1.8%
JD.com, Inc. (ADR) (b)	292,288	8,642,956
Tencent Holdings Ltd.	149,200	9,419,280
		18,062,236
Czech Republic — 0.3%
CSG NV (a)	106,655	2,869,887
France — 4.3%
Airbus SE	108,238	20,329,844
EssilorLuxottica SA	28,418	6,613,871
LVMH Moet Hennessy Louis Vuitton SE	29,589	16,447,495
		43,391,210
Germany — 1.9%
Allianz SE	22,610	9,369,310
SAP SE	58,805	9,951,750
		19,321,060
India — 3.2%
DLF Ltd.	3,923,665	21,022,667
HDFC Bank Ltd.	648,348	5,179,567
ICICI Bank Ltd. (ADR)	242,232	6,273,809
		32,476,043
Italy — 1.1%
Brunello Cucinelli SpA (b)	97,062	8,461,471
Moncler SpA	39,337	2,370,734
		10,832,205
Japan — 2.2%
Capcom Co. Ltd. (b)	330,100	6,999,707
Hoya Corp.	43,400	7,486,324
Keyence Corp.	14,400	5,099,836
Nintendo Co. Ltd.	41,700	2,379,438
		21,965,305
Netherlands — 2.2%
Adyen NV (a)	9,458	9,464,137
ASML Holding NV	3,684	4,876,279
BE Semiconductor Industries NV	35,983	7,591,981
		21,932,397
South Korea — 0.3%
SK Hynix, Inc.	4,668	2,538,891
Spain — 0.4%
Amadeus IT Group SA	70,508	4,008,046
Sweden — 1.3%
Assa Abloy AB - Class B	187,715	6,731,532
Security Description	Shares	Value
Sweden — (Continued)
Atlas Copco AB - A Shares	349,480	$6,146,993
		12,878,525
Switzerland — 2.3%
Galderma Group AG	43,504	8,433,699
Lonza Group AG	21,975	14,059,367
		22,493,066
Taiwan — 6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,116,000	62,914,988
United States — 68.2%
Alphabet, Inc. - Class A	333,167	95,805,502
Amazon.com, Inc. (a)	134,628	28,038,974
Analog Devices, Inc.	104,732	33,319,438
Apple, Inc.	20,906	5,305,734
ARM Holdings PLC (ADR) (a) (b)	83,235	12,591,791
Berkshire Hathaway, Inc. - Class A (a)	3	2,154,420
Boston Scientific Corp. (a)	169,564	10,640,141
Broadcom, Inc.	119,418	36,961,065
Cadence Design Systems, Inc. (a)	18,917	5,256,467
Ecolab, Inc.	25,737	6,846,557
Eli Lilly & Co.	33,384	30,705,602
Equifax, Inc.	38,978	7,018,768
IDEXX Laboratories, Inc. (a)	9,046	5,082,857
Intuit, Inc.	68,335	29,546,687
Intuitive Surgical, Inc. (a)	33,018	15,220,968
IQVIA Holdings, Inc. (a)	19,077	3,253,392
Lam Research Corp.	230,190	49,182,395
Las Vegas Sands Corp.	98,135	5,287,514
Linde PLC	8,052	3,991,860
Marriott International, Inc. - Class A	42,768	13,988,130
Marvell Technology, Inc.	182,925	18,118,721
Mastercard, Inc. - Class A	19,633	9,809,825
Meta Platforms, Inc. - Class A	88,767	50,786,264
Microsoft Corp.	71,668	26,529,344
Netflix, Inc. (a)	91,758	8,822,532
NVIDIA Corp.	321,215	56,019,896
Phathom Pharmaceuticals, Inc. (a) (b)	283,184	3,146,174
S&P Global, Inc.	85,024	36,164,108
ServiceNow, Inc. (a)	36,386	3,804,156
Spotify Technology SA (a)	16,055	7,785,230
Stryker Corp.	13,728	4,510,883
Thermo Fisher Scientific, Inc.	29,080	14,293,692
TJX Cos., Inc.	60,236	9,619,689
Visa, Inc. - Class A	106,091	32,064,944
		681,673,720
Total Common Stocks (Cost $625,756,090)		985,566,932
BHFTI-149

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Short-Term Investments—1.2%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement — 1.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26 with a maturity value of $12,127,151; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $12,368,977	12,126,309	$12,126,309
Total Short-Term Investments (Cost $12,126,309)		12,126,309

Securities Lending Reinvestments (c)—0.9%
Short-Term Investment Funds — 0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.540% (d)	1,500,000	1,500,000
Fidelity Investments Money Market Government Portfolio, Class I, 3.530% (d)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 3.580% (d)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.600% (d)	1,000,000	1,000,000
		4,500,000

Repurchase Agreements — 0.4%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $222,456	200,000	200,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $1,020,013	1,000,000	1,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $1,443,233; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $1,471,948	1,443,086	1,443,086
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $50,005; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $55,549	50,000	50,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $300,032; collateralized by various Common Stock with an aggregate market value of $334,389	300,000	$300,000
		3,993,086
Total Securities Lending Reinvestments (Cost $8,493,086)		8,493,086
Total Investments—100.7% (Cost $646,375,485)		1,006,186,327
Other assets and liabilities (net)—(0.7)%		(7,113,321)
Net Assets—100.0%		$999,073,006

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $37,495,514 and the collateral received consisted of cash in the amount of
$8,493,086 and non-cash collateral with a value of $28,496,042. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.

Ten Largest Industries as of March 31, 2026 (Unaudited)	% of Net Assets
Semiconductors & Semiconductor Equipment	28.4
Interactive Media & Services	15.6
Software	7.5
Financial Services	5.4
Health Care Equipment & Supplies	5.0
Pharmaceuticals	4.2
Broadline Retail	4.2
Capital Markets	3.6
Life Sciences Tools & Services	3.2
Textiles, Apparel & Luxury Goods	2.7
BHFTI-150

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$5,287,343	$—	$—	$5,287,343
Canada	22,922,010	—	—	22,922,010
China	8,642,956	9,419,280	—	18,062,236
Czech Republic	—	2,869,887	—	2,869,887
France	—	43,391,210	—	43,391,210
Germany	—	19,321,060	—	19,321,060
India	6,273,809	26,202,234	—	32,476,043
Italy	—	10,832,205	—	10,832,205
Japan	—	21,965,305	—	21,965,305
Netherlands	—	21,932,397	—	21,932,397
South Korea	—	2,538,891	—	2,538,891
Spain	—	4,008,046	—	4,008,046
Sweden	—	12,878,525	—	12,878,525
Switzerland	—	22,493,066	—	22,493,066
Taiwan	—	62,914,988	—	62,914,988
United States	681,673,720	—	—	681,673,720
Total Common Stocks	724,799,838	260,767,094	—	985,566,932
Total Short-Term Investments*	—	12,126,309	—	12,126,309
Securities Lending Reinvestments
Short-Term Investment Funds	4,500,000	—	—	4,500,000
Repurchase Agreements	—	3,993,086	—	3,993,086
Total Securities Lending Reinvestments	4,500,000	3,993,086	—	8,493,086
Total Investments	$729,299,838	$276,886,489	$—	$1,006,186,327
Collateral for Securities Loaned (Liability)	$—	$(8,493,086)	$—	$(8,493,086)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-151

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.7%
Carpenter Technology Corp.	25,588	$10,085,510
Embraer SA (ADR)	40,907	2,427,421
FTAI Aviation Ltd.	25,075	6,143,375
Karman Holdings, Inc. (a) (b)	65,111	5,212,136
Kratos Defense & Security Solutions, Inc. (b)	70,295	4,956,501
		28,824,943
Automobile Components — 0.8%
Phinia, Inc.	87,417	5,982,819
Banks — 0.7%
Bancorp, Inc. (b)	105,166	5,650,569
Biotechnology — 9.1%
Arrowhead Pharmaceuticals, Inc. (b)	64,031	4,014,744
Ascendis Pharma AS (ADR) (b)	29,101	6,656,272
Bridgebio Pharma, Inc. (b)	200,294	14,873,832
Cogent Biosciences, Inc. (b)	224,603	8,644,969
Cytokinetics, Inc. (a) (b)	41,479	2,733,881
Halozyme Therapeutics, Inc. (b)	95,927	6,199,762
Ionis Pharmaceuticals, Inc. (b)	76,854	5,770,967
Madrigal Pharmaceuticals, Inc. (b)	24,846	13,006,136
Protagonist Therapeutics, Inc. (b)	94,311	9,940,379
		71,840,942
Building Products — 1.0%
Zurn Elkay Water Solutions Corp.	175,488	7,868,882
Capital Markets — 4.5%
Bullish (a) (b)	109,169	3,900,608
Evercore, Inc. - Class A	42,153	12,583,092
Galaxy Digital, Inc. - Class A (a) (b)	166,325	3,068,696
Piper Sandler Cos.	178,932	13,697,245
StepStone Group, Inc. - Class A	46,168	2,203,137
		35,452,778
Chemicals — 1.1%
Element Solutions, Inc.	244,707	8,354,297
Commercial Services & Supplies — 2.2%
Casella Waste Systems, Inc. - Class A (a) (b)	46,376	3,679,472
Clean Harbors, Inc. (b)	48,011	13,766,194
		17,445,666
Communications Equipment — 1.6%
Applied Optoelectronics, Inc. (b)	79,332	6,710,694
Viavi Solutions, Inc. (b)	186,657	6,211,945
		12,922,639
Construction & Engineering — 3.3%
API Group Corp. (b)	387,286	15,692,829
Sterling Infrastructure, Inc. (a) (b)	25,849	10,527,522
		26,220,351
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc.	63,765	4,577,052
Security Description	Shares	Value
Electrical Equipment — 4.6%
Bloom Energy Corp. - Class A (b)	51,539	$6,983,019
Forgent Power Solutions, Inc. (b)	197,943	5,793,792
Nextpower, Inc. - Class A (b)	71,606	8,632,103
nVent Electric PLC	62,643	7,409,414
Regal Rexnord Corp.	39,681	7,430,664
		36,248,992
Electronic Equipment, Instruments & Components — 10.9%
Advanced Energy Industries, Inc.	58,805	18,976,962
Cognex Corp.	114,287	5,598,920
Fabrinet (b)	32,553	16,977,041
IPG Photonics Corp. (b)	57,743	6,616,770
OSI Systems, Inc. (b)	25,563	6,787,232
Sanmina Corp. (b)	87,864	11,390,689
TTM Technologies, Inc. (b)	195,219	19,018,235
		85,365,849
Energy Equipment & Services — 2.3%
Kodiak Gas Services, Inc.	81,795	4,770,285
TechnipFMC PLC	192,618	13,315,682
		18,085,967
Food Products — 0.6%
Post Holdings, Inc. (a) (b)	47,633	4,708,998
Ground Transportation — 1.0%
Saia, Inc. (b)	22,581	7,932,254
Health Care Equipment & Supplies — 1.8%
Glaukos Corp. (b)	72,417	7,796,414
TransMedics Group, Inc. (b)	63,700	6,332,417
		14,128,831
Health Care Providers & Services — 6.5%
Alignment Healthcare, Inc. (b)	429,873	7,574,362
Billiontoone, Inc. - Class A (a) (b)	30,704	2,423,774
BrightSpring Health Services, Inc. (b)	376,317	16,034,867
Encompass Health Corp.	71,254	6,892,400
Guardant Health, Inc. (b)	151,500	13,994,055
RadNet, Inc. (b)	80,560	4,502,498
		51,421,956
Health Care Technology — 0.3%
HeartFlow, Inc. (a) (b)	83,025	2,019,998
Hotels, Restaurants & Leisure — 2.6%
Cava Group, Inc. (a) (b)	26,839	2,171,275
Red Rock Resorts, Inc. - Class A	140,042	7,472,641
Travel & Leisure Co.	112,021	7,750,733
Wyndham Hotels & Resorts, Inc.	34,092	2,769,293
		20,163,942
Household Durables — 1.1%
Cavco Industries, Inc. (b)	8,787	4,255,456
BHFTI-152

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Household Durables—(Continued)
M/I Homes, Inc. (b)	35,055	$4,292,485
		8,547,941
Independent Power and Renewable Electricity Producers — 0.8%
Talen Energy Corp. (b)	19,995	6,383,004
Insurance — 0.5%
Palomar Holdings, Inc. (b)	32,964	3,939,198
Interactive Media & Services — 0.7%
Cargurus, Inc. (b)	161,154	5,487,294
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp. (b)	237,870	3,301,636
Machinery — 8.8%
Atmus Filtration Technologies, Inc.	228,321	12,961,783
Enpro, Inc.	45,507	11,406,330
ESCO Technologies, Inc.	62,517	17,590,408
Flowserve Corp. (a)	80,490	5,916,820
RBC Bearings, Inc. (b)	17,585	9,550,765
SPX Technologies, Inc. (b)	57,955	11,587,523
		69,013,629
Metals & Mining — 2.5%
Equinox Gold Corp.	247,419	3,577,679
ERO Copper Corp. (b)	215,300	5,742,051
MP Materials Corp. (a) (b)	140,711	6,790,713
Triple Flag Precious Metals Corp.	110,298	3,828,443
		19,938,886
Oil, Gas & Consumable Fuels — 4.7%
Antero Resources Corp. (b)	187,059	7,938,784
Chord Energy Corp.	44,216	6,286,631
Matador Resources Co.	99,428	6,281,861
Par Pacific Holdings, Inc. (b)	97,617	6,114,729
Permian Resources Corp. - Class A	388,935	8,292,094
SunocoCorp LLC (a)	32,299	1,991,233
		36,905,332
Pharmaceuticals — 1.7%
Axsome Therapeutics, Inc. (b)	81,393	13,757,045
Semiconductors & Semiconductor Equipment — 12.8%
Allegro MicroSystems, Inc. (b)	226,035	7,126,884
Lattice Semiconductor Corp. (b)	160,411	14,879,724
MACOM Technology Solutions Holdings, Inc. (b)	108,191	24,025,975
MKS, Inc.	67,538	15,520,908
Nova Ltd. (b)	33,860	14,704,721
Onto Innovation, Inc. (b)	20,469	4,197,578
Rambus, Inc. (b)	43,064	3,704,796
Tower Semiconductor Ltd. (b)	94,773	16,630,766
		100,791,352
Software — 0.7%
Cellebrite DI Ltd. (b)	156,351	2,154,517
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
InterDigital, Inc. (a)	11,801	$3,563,902
		5,718,419
Specialty Retail — 1.7%
Academy Sports & Outdoors, Inc.	74,194	4,188,251
Boot Barn Holdings, Inc. (b)	60,806	8,899,566
		13,087,817
Textiles, Apparel & Luxury Goods — 0.7%
Gildan Activewear, Inc.	94,353	5,250,744
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	31,158	8,266,840
Total Common Stocks (Cost $618,800,669)		765,606,862

Short-Term Investments—2.7%
Repurchase Agreement—2.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $21,649,358; collateralized by U.S. Treasury Note at 3.750%, maturing 08/15/27, with a market value of $22,080,995	21,647,855	21,647,855
Total Short-Term Investments (Cost $21,647,855)		21,647,855

Securities Lending Reinvestments (c)—1.4%
Short-Term Investment Funds—0.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (d)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (d)	1,000,000	1,000,000
		2,000,000

Repurchase Agreements—1.2%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $200,020; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $204,000	200,000	200,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,112,281	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.660%, due on 04/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.500%, maturity dates ranging from 05/31/29 - 07/31/29, and an aggregate market value of $1,020,001	1,000,000	1,000,000
BHFTI-153

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $1,500,153; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $1,530,000	1,500,000	$1,500,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $2,042,447; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $2,040,026	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $1,426,217; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $1,454,594	1,426,073	1,426,073
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $1,110,982	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $1,000,739; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $1,068,111	1,000,000	1,000,000
		9,126,073
Total Securities Lending Reinvestments (Cost $11,126,073)		11,126,073
Total Investments—101.5% (Cost $651,574,597)		798,380,790
Other assets and liabilities (net)—(1.5)%		(12,164,505)
Net Assets—100.0%		$786,216,285

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $24,322,738 and the collateral received consisted of cash in the amount of
$11,126,073 and non-cash collateral with a value of $12,775,840. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$765,606,862	$—	$—	$765,606,862
Total Short-Term Investments*	—	21,647,855	—	21,647,855
Securities Lending Reinvestments
Short-Term Investment Funds	2,000,000	—	—	2,000,000
BHFTI-154

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$9,126,073	$—	$9,126,073
Total Securities Lending Reinvestments	2,000,000	9,126,073	—	11,126,073
Total Investments	$767,606,862	$30,773,928	$—	$798,380,790
Collateral for Securities Loaned (Liability)	$—	$(11,126,073)	$—	$(11,126,073)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-155

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
U.S. Treasury & Government Agencies—29.7% of Net Assets

Security Description	Principal Amount*	Value

Federal Agencies — 0.3%
Tennessee Valley Authority
5.880%, 04/01/36 (a)	1,600,000	$1,773,724
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 03/15/32 (b)	1,000,000	775,306
Tennessee Valley Authority Principal STRIPS
Zero Coupon, 06/15/35	750,000	488,018
		3,037,048
U.S. Treasury — 29.4%
U.S. Treasury Bonds
1.125%, 05/15/40	555,000	349,607
1.250%, 05/15/50 (a)	528,000	250,573
1.375%, 08/15/50	380,000	185,814
1.625%, 11/15/50	6,800,000	3,547,953
1.875%, 11/15/51	8,840,000	4,856,130
2.000%, 02/15/50	5,127,000	2,984,875
2.000%, 08/15/51	3,675,000	2,092,310
2.250%, 05/15/41	12,370,000	9,013,188
2.250%, 08/15/46	5,537,000	3,609,216
2.250%, 08/15/49	170,000	105,739
2.250%, 02/15/52	10,400,000	6,267,625
2.375%, 11/15/49	4,475,000	2,850,890
2.750%, 11/15/42	9,475,000	7,206,552
2.750%, 08/15/47	8,000,000	5,660,938
2.875%, 05/15/43	10,415,000	7,998,801
2.875%, 05/15/49	27,000	19,195
2.875%, 05/15/52	2,280,000	1,581,216
3.000%, 11/15/44	238,000	182,237
3.000%, 11/15/45	510,000	385,508
3.000%, 02/15/47	276,000	205,642
3.000%, 02/15/48	1,580,000	1,165,127
3.125%, 02/15/43	1,160,000	928,770
3.500%, 02/15/39	7,063,500	6,372,601
3.625%, 08/15/43	16,086,000	13,737,821
3.625%, 02/15/44	4,325,000	3,673,885
3.750%, 11/15/43	2,908,000	2,519,737
3.875%, 08/15/40	5,950,000	5,453,547
3.875%, 02/15/43	435,000	386,521
3.875%, 05/15/43	215,000	190,552
4.000%, 11/15/42	4,600,000	4,162,461
4.250%, 05/15/39	2,850,000	2,766,170
4.375%, 02/15/38	720,000	718,650
4.375%, 05/15/41	1,200,000	1,155,703
4.500%, 11/15/54	3,920,000	3,662,138
4.625%, 11/15/45	13,342,000	12,868,776
4.625%, 02/15/46 (a)	2,160,000	2,082,375
U.S. Treasury Notes
1.375%, 11/15/31	17,237,000	14,947,711
1.625%, 05/15/31	3,640,000	3,246,283
1.875%, 02/15/32	38,469,000	34,112,686
3.750%, 08/31/31	17,459,000	17,242,126
3.875%, 12/31/32	6,125,000	6,036,235
3.875%, 08/15/34 (a)	10,675,000	10,403,538
4.000%, 02/15/34	3,501,000	3,453,408
4.250%, 11/15/34	13,705,000	13,701,253
4.625%, 02/15/35 (a)	79,506,000	81,574,398
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.875%, 10/31/30	1,265,000	$1,314,266
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/30	6,300,000	5,414,058
Zero Coupon, 05/15/30	700,000	595,372
Zero Coupon, 08/15/30	3,925,000	3,303,131
Zero Coupon, 02/15/31	12,775,000	10,521,884
Zero Coupon, 11/15/31	3,000,000	2,390,046
Zero Coupon, 02/15/32	12,900,000	10,155,351
Zero Coupon, 05/15/32	800,000	623,507
Zero Coupon, 08/15/33	400,000	293,635
Zero Coupon, 11/15/33	3,135,000	2,273,808
Zero Coupon, 02/15/34	2,000,000	1,431,342
Zero Coupon, 08/15/34	2,600,000	1,815,665
Zero Coupon, 08/15/35	707,000	469,368
Zero Coupon, 11/15/36	706,000	438,002
Zero Coupon, 02/15/37	706,000	431,621
		347,387,537
Total U.S. Treasury & Government Agencies (Cost $390,997,798)		350,424,585

Agency Sponsored Mortgage-Backed Securities—28.9%
Agency Collateralized Mortgage Obligations — 3.8%
Federal Home Loan Mortgage Corp. REMICS
2.583%, -1x SOFR30A + 6.256%, 10/15/37 (b) (c)	1,014,816	85,205
2.613%, -1x SOFR30A + 6.286%, 11/15/36 (b) (c)	491,143	39,399
4.237%, SOFR30A + 0.564%, 08/15/42 (c)	1,289,598	1,275,829
4.467%, SOFR30A + 0.794%, 11/15/37 (c)	185,982	186,290
5.000%, 08/15/35	406,641	411,021
5.137%, SOFR30A + 1.464%, 03/15/38 (c)	600,000	622,651
6.000%, 07/15/35	1,043,720	1,103,772
6.000%, 03/15/36	741,643	781,269
6.500%, 05/15/28	20,665	20,861
6.500%, 03/15/37	185,714	198,139
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	2,713,768	2,282,883
3.250%, 11/25/61	2,017,890	1,757,368
3.500%, 05/25/57	2,654,689	2,484,112
3.500%, 06/25/57	2,462,789	2,301,229
3.500%, 07/25/58	2,440,185	2,206,552
3.500%, 10/25/58	1,350,000	1,133,430
3.500%, 05/25/64	3,118,972	2,744,315
4.000%, 11/25/57	1,907,119	1,803,672
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 09/15/43 (d)	270,682	209,536
3.000%, 01/15/43	796,267	730,430
Federal National Mortgage Association Benchmark REMICS
5.500%, 06/25/37	195,909	200,665
Federal National Mortgage Association Grantor Trust
2.898%, 06/25/27	3,890,000	3,827,723
Federal National Mortgage Association REMICS
Zero Coupon, 09/25/43 (d)	450,458	347,676
Zero Coupon, 10/25/43 (d)	265,287	193,846
BHFTI-156

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal National Mortgage Association REMICS
Zero Coupon, 12/25/43 (d)	474,757	$368,563
2.754%, -1x SOFR30A + 6.416%, 01/25/41 (b) (c)	1,193,557	128,102
3.500%, 02/25/43	946,066	892,248
3.500%, 11/25/57	1,666,094	1,609,039
4.276%, SOFR30A + 0.614%, 10/25/42 (c)	154,974	153,337
4.376%, SOFR30A + 0.714%, 10/25/43 (c)	606,355	602,273
4.376%, SOFR30A + 0.714%, 12/25/43 (c)	566,260	562,707
4.676%, SOFR30A + 1.014%, 03/25/38 (c)	61,940	62,442
4.776%, SOFR30A + 1.114%, 08/25/32 (c)	136,828	138,219
5.000%, 03/25/40	1,279,348	1,292,411
5.500%, 12/25/35	333,196	341,759
6.000%, 01/25/36	760,999	796,291
6.500%, 07/18/28	9,033	9,108
Government National Mortgage Association REMICS
1.650%, 02/20/63	18,833	18,110
1.650%, 04/20/63	49,806	47,654
4.083%, 1M TSFR + 0.414%, 08/20/60 (c)	45	45
4.083%, 1M TSFR + 0.414%, 11/20/62 (c)	135	135
4.123%, 1M TSFR + 0.454%, 12/20/62 (c)	167,231	166,722
4.182%, 1M TSFR + 0.514%, 02/20/62 (c)	19,599	19,478
4.193%, 1M TSFR + 0.524%, 03/20/63 (c)	43,145	43,076
4.203%, 1M TSFR + 0.534%, 02/20/63 (c)	312,430	311,996
4.253%, 1M TSFR + 0.584%, 03/20/63 (c)	153,284	153,186
4.253%, 1M TSFR + 0.584%, 07/20/64 (c)	127,354	127,283
4.253%, 1M TSFR + 0.584%, 09/20/64 (c)	184,358	184,261
4.263%, 1M TSFR + 0.594%, 04/20/63 (c)	224,264	224,211
4.283%, 1M TSFR + 0.614%, 01/20/63 (c)	10,544	10,531
4.283%, 1M TSFR + 0.614%, 04/20/63 (c)	484,932	484,831
4.283%, 1M TSFR + 0.614%, 06/20/64 (c)	964,275	964,119
4.283%, 1M TSFR + 0.614%, 07/20/64 (c)	368,395	368,336
4.290%, 1M TSFR + 0.614%, 09/20/37 (c)	63,474	63,171
4.333%, 1M TSFR + 0.664%, 04/20/62 (c)	64	64
4.383%, 1M TSFR + 0.714%, 04/20/64 (c)	1,685,507	1,687,683
4.407%, 04/20/43 (c)	746,406	715,915
4.433%, 1M TSFR + 0.764%, 07/20/63 (c)	34,525	34,577
4.433%, 1M TSFR + 0.764%, 01/20/64 (c)	40,217	40,303
4.433%, 1M TSFR + 0.764%, 02/20/64 (c)	178,926	179,207
4.433%, 1M TSFR + 0.764%, 03/20/64 (c)	80,285	80,477
4.473%, 1M TSFR + 0.804%, 02/20/64 (c)	218,044	218,749
4.483%, 1M TSFR + 0.814%, 09/20/63 (c)	53,818	53,917
4.533%, 1M TSFR + 0.864%, 09/20/63 (c)	15,395	15,477
4.783%, 1M TSFR + 1.114%, 12/20/66 (c)	243,057	244,603
4.902%, 11/20/42 (c)	2,396,127	2,437,360
5.000%, 12/20/33	251,104	250,440
5.000%, 06/16/39	4,047	4,039
5.000%, 07/20/39	603,501	615,628
5.000%, 10/20/39	626,583	651,790
5.067%, 06/20/40 (c)	780,624	794,914
5.500%, 07/16/33 (b)	226,804	1,292
		45,117,952
Agency Mortgage-Backed Securities — 25.1%
Federal Home Loan Mortgage Corp.
2.500%, 07/01/50	8,483,523	7,173,547
2.500%, 05/01/51	1,941,471	1,655,787
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
2.500%, 01/01/52	3,579,901	$3,049,435
3.000%, 09/01/50	2,955,477	2,677,148
3.000%, 02/01/52	2,429,588	2,135,855
3.500%, 03/01/32	187,449	183,995
3.500%, 12/01/32	629,172	613,707
3.500%, 01/01/33	1,016,765	989,381
3.500%, 03/01/33	1,066,971	1,038,348
3.500%, 04/01/33	1,669,234	1,629,175
3.500%, 05/01/33	346,893	336,864
3.500%, 06/01/43	623,999	587,085
3.700%, 06/01/34	3,207,791	3,039,419
3.750%, 08/01/32	3,500,000	3,368,494
4.000%, 09/01/32	138,753	137,026
4.000%, 11/01/32	362,178	357,729
4.000%, 12/01/32	285,679	281,532
4.000%, 01/01/33	19,889	19,760
4.000%, 02/01/33	69,681	68,714
4.000%, 08/01/42	731,315	706,994
4.000%, 08/01/43	1,261,932	1,219,901
4.000%, 01/01/46	896,736	867,682
4.000%, 07/01/48	1,098,000	1,053,353
4.000%, 05/01/52	488,363	463,150
5.000%, 02/01/34	60,925	61,158
5.000%, 08/01/39	418,830	423,512
6.000%, 12/01/54	893,886	911,915
6.345%, 1Y RFUCCT + 1.850%, 07/01/40 (c)	177,087	183,831
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
7.912%, SOFR30A + 4.250%, 05/25/52 (144A) (c)	1,245,314	1,268,795
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920%, 06/25/32	3,100,000	2,856,365
2.970%, 04/25/28 (c)	1,790,000	1,759,172
3.690%, 01/25/29	397,000	392,305
3.710%, 09/25/32 (c)	3,035,000	2,914,315
3.800%, 10/25/32 (c)	2,100,000	2,024,874
3.900%, 08/25/28 (c)	3,170,000	3,151,370
Federal National Mortgage Association
1.508%, 11/01/32 (c)	8,133,102	6,861,218
1.755%, 03/01/32 (c)	5,016,024	4,364,973
1.800%, 10/01/33	3,454,564	2,911,909
1.930%, 11/01/31	4,300,000	3,796,055
2.000%, 08/01/51	3,874,955	3,132,357
2.010%, 01/01/32	4,050,000	3,588,875
2.440%, 06/01/30	2,838,545	2,655,336
2.500%, 05/01/50	2,951,695	2,529,637
2.500%, 09/01/50	2,449,979	2,103,888
2.500%, 10/01/50	1,801,160	1,549,864
2.500%, 05/01/51	3,071,099	2,618,907
2.500%, 09/01/51	3,096,009	2,605,678
2.500%, 10/01/51	5,771,871	4,914,289
2.500%, 01/01/52	2,383,428	2,046,336
2.500%, 02/01/52	3,213,359	2,757,805
2.500%, 03/01/52	3,219,160	2,769,512
2.500%, 05/01/52	3,860,733	3,319,405
BHFTI-157

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.500%, 09/01/52	4,476,046	$3,781,195
2.500%, 03/01/62	2,218,022	1,823,840
2.510%, 10/01/30	3,150,000	2,933,264
2.730%, 07/01/28	2,671,630	2,592,305
2.810%, 09/01/31	1,299,595	1,215,603
2.970%, 06/01/30	2,714,599	2,592,165
3.000%, 01/01/43	1,200,391	1,099,861
3.000%, 01/01/52	2,309,850	2,030,843
3.000%, 02/01/52	4,823,294	4,280,399
3.000%, 06/01/52	3,421,473	3,012,077
3.000%, 07/01/60	2,156,989	1,863,846
3.000%, 03/01/61	2,507,112	2,166,223
3.500%, 08/01/26	4,571	4,555
3.500%, 02/01/33	676,673	660,737
3.500%, 05/01/33	839,750	817,556
3.500%, 07/01/42	661,567	624,734
3.500%, 08/01/42	201,857	192,478
3.500%, 07/01/43	805,113	756,535
3.500%, 01/01/50	2,407,525	2,253,671
3.500%, 07/01/50	1,753,925	1,624,383
3.500%, 12/01/51	1,303,298	1,204,248
3.500%, 02/01/52	3,786,619	3,480,124
3.500%, 03/01/60	1,664,101	1,514,038
3.500%, 03/01/61	1,204,995	1,085,688
3.500%, 03/01/62	2,639,515	2,378,236
3.540%, 06/01/32	4,357,000	4,160,166
3.550%, 02/01/30	1,500,000	1,466,083
3.730%, 10/01/32	2,463,120	2,371,468
3.800%, 09/01/32	3,411,180	3,298,774
3.805%, 11/01/32	2,025,000	1,959,109
3.895%, 02/01/33	3,450,000	3,340,499
3.970%, 08/01/33	4,596,430	4,420,463
4.000%, 02/01/31	184,578	183,063
4.000%, 10/01/32	125,326	123,456
4.000%, 12/01/40	58,183	56,517
4.000%, 07/01/42	410,864	398,589
4.000%, 06/01/47	389,200	373,633
4.000%, 04/01/52	4,469,872	4,234,602
4.000%, 05/01/52	7,105,648	6,734,781
4.170%, 05/01/33	3,000,000	2,950,632
4.185%, 04/01/33	3,000,000	2,952,116
4.190%, 04/01/33	2,000,000	1,967,611
4.330%, 01/01/33	2,693,614	2,676,947
4.500%, 06/01/62	1,722,607	1,662,691
4.520%, 06/01/33	1,577,778	1,588,304
4.520%, 10/01/33	1,300,000	1,307,501
4.550%, 09/01/33	3,066,188	3,089,055
4.590%, 04/01/33	3,350,000	3,365,976
4.735%, 02/01/33	3,100,000	3,142,442
5.000%, 09/01/35	224,835	224,185
5.000%, 06/01/53	3,688,172	3,649,303
5.080%, 02/01/32	3,141,453	3,245,134
5.290%, 12/01/32	2,462,056	2,552,809
5.500%, 01/01/58	1,533,408	1,589,035
6.000%, 07/01/28	20,003	20,391
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.000%, 12/01/39	83,320	$86,120
Federal National Mortgage Association-ACES
1.200%, 10/25/30	789,222	763,696
1.707%, 11/25/31 (c)	7,400,000	6,433,533
1.822%, 10/25/30 (b) (c)	12,894,783	395,813
1.830%, 11/25/33 (b) (c)	5,185,079	299,159
1.932%, 01/25/32 (c)	4,784,277	4,216,808
2.475%, 12/25/26 (c)	514,975	509,417
2.488%, 05/25/26	658,439	656,266
3.020%, 04/25/29 (c)	1,206,178	1,172,278
3.061%, 05/25/27 (c)	1,875,867	1,856,371
3.067%, 03/25/28 (c)	1,269,165	1,246,938
3.073%, 06/25/27 (c)	1,545,577	1,527,955
3.075%, 02/25/30 (c)	857,784	827,459
3.368%, 07/25/28 (c)	3,449,928	3,399,016
3.759%, 08/25/32 (c)	2,573,394	2,488,733
FREMF Mortgage Trust
3.420%, 04/25/28 (144A) (c)	3,100,000	2,965,871
3.564%, 11/25/49 (144A) (c)	1,700,000	1,687,822
Government National Mortgage Association
2.500%, 10/20/51	2,057,381	1,771,189
3.000%, 02/20/51	1,397,046	1,248,023
3.500%, 01/20/51	2,102,738	1,904,071
3.500%, 02/20/52	2,404,708	2,219,019
4.000%, 01/20/52	2,496,710	2,350,163
4.000%, 02/20/52	3,000,551	2,813,057
4.000%, 08/20/52	5,340,176	5,047,298
4.500%, 11/20/49	1,452,572	1,404,166
5.000%, 05/20/52	2,609,739	2,570,803
5.214%, 1Y H15 + 1.708%, 03/20/72 (c)	3,000,056	3,138,862
5.214%, 1Y H15 + 1.715%, 04/20/72 (c)	2,749,896	2,873,093
5.249%, 1Y H15 + 1.744%, 10/20/71 (c)	3,173,585	3,307,043
5.261%, 1Y H15 + 1.756%, 11/20/71 (c)	3,433,804	3,588,093
5.279%, 1Y H15 + 1.771%, 12/20/71 (c)	2,944,613	3,079,317
5.290%, 1Y H15 + 1.812%, 08/20/71 (c)	2,862,821	2,994,353
5.295%, 1Y H15 + 1.780%, 09/20/71 (c)	2,999,822	3,135,045
5.500%, 07/20/53	2,363,401	2,397,398
5.625%, 1Y H15 + 1.500%, 04/20/41 (c)	81,713	83,032
		295,678,956
Total Agency Sponsored Mortgage-Backed Securities (Cost $354,952,952)		340,796,908

Corporate Bonds & Notes—26.9%
Aerospace/Defense — 0.6%
BAE Systems PLC
1.900%, 02/15/31 (144A)	720,000	634,519
3.000%, 09/15/50 (144A)	332,000	219,060
Boeing Co.
3.100%, 05/01/26	360,000	359,525
3.250%, 03/01/28	659,000	644,771
5.040%, 05/01/27 (a)	335,000	336,886
5.705%, 05/01/40	550,000	550,865
6.298%, 05/01/29	580,000	608,905
BHFTI-158

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Boeing Co.
6.388%, 05/01/31	330,000	$351,893
6.528%, 05/01/34	540,000	588,245
Honeywell Aerospace, Inc.
4.950%, 03/16/36 (144A)	945,000	937,632
RTX Corp.
2.820%, 09/01/51	1,260,000	770,604
4.350%, 04/15/47	133,000	110,123
4.500%, 06/01/42	550,000	488,070
		6,601,098
Agriculture — 0.2%
Altria Group, Inc.
2.450%, 02/04/32	485,000	425,583
BAT Capital Corp.
4.540%, 08/15/47 (a)	363,000	294,731
Bunge Ltd. Finance Corp.
4.650%, 09/17/34 (a)	730,000	706,748
5.150%, 08/04/35	525,000	522,750
Reynolds American, Inc.
7.000%, 08/04/41	570,000	599,023
		2,548,835
Airlines — 0.5%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	315,392	301,589
3.550%, 07/15/31 (144A)	447,216	425,092
British Airways Pass-Through Trust
3.300%, 06/15/34 (144A)	396,497	375,000
3.800%, 03/20/33 (144A)	298,981	291,754
4.125%, 03/20/33 (144A)	403,565	390,003
Delta Air Lines Pass-Through Trust
2.000%, 12/10/29	277,849	268,681
United Airlines Pass-Through Trust
3.100%, 04/07/30	581,137	556,484
3.500%, 09/01/31	553,845	538,033
3.700%, 09/01/31	760,605	730,747
4.000%, 10/11/27	256,916	256,682
4.150%, 02/25/33	855,868	837,157
5.450%, 08/15/38	694,472	707,631
		5,678,853
Auto Manufacturers — 0.1%
Hyundai Capital America
1.800%, 01/10/28 (144A)	635,000	604,746
2.375%, 10/15/27 (144A)	400,000	387,104
		991,850
Banks — 9.9%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (a) (c)	200,000	189,305
AIB Group PLC
5.320%, SOFR + 1.650%, 05/15/31 (144A) (c)	1,895,000	1,929,073
Banco Bilbao Vizcaya Argentaria SA
5.127%, 03/03/36	800,000	778,170
Security Description	Principal Amount*	Value

Banks—(Continued)
Banco Nacional de Panama
2.500%, 08/11/30 (144A)	950,000	$842,171
Banco Santander SA
1.722%, 1Y H15 + 0.900%, 09/14/27 (c)	200,000	197,448
5.588%, 08/08/28 (a)	1,200,000	1,229,188
6.607%, 11/07/28 (a)	1,000,000	1,051,009
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (c)	445,000	396,336
2.572%, SOFR + 1.210%, 10/20/32 (c)	855,000	760,710
5.015%, SOFR + 2.160%, 07/22/33 (c)	1,400,000	1,408,270
5.045%, SOFR + 1.130%, 02/06/37 (a) (c)	2,775,000	2,738,086
Bank of Ireland Group PLC
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (c)	655,000	646,571
5.601%, SOFR + 1.620%, 03/20/30 (144A) (c)	425,000	435,851
Bank of New York Mellon Corp.
6.474%, SOFR + 1.845%, 10/25/34 (c)	620,000	677,673
Bank of Nova Scotia
4.813%, SOFR + 1.045%, 02/02/34 (c)	615,000	606,268
4.850%, 02/01/30	297,000	300,403
Banque Federative du Credit Mutuel SA
4.541%, 01/15/31 (144A) (a)	550,000	542,392
5.790%, 07/13/28 (144A)	855,000	877,269
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (c)	460,000	410,997
4.942%, SOFR + 1.560%, 09/10/30 (c)	285,000	286,468
5.207%, SOFR + 1.506%, 02/24/37 (c)	285,000	275,819
5.785%, SOFR + 1.590%, 02/25/36 (a) (c)	415,000	419,619
6.224%, SOFR + 2.980%, 05/09/34 (c)	200,000	209,740
6.496%, SOFR + 1.880%, 09/13/27 (c)	1,655,000	1,668,329
BNP Paribas SA
3.132%, SOFR + 1.561%, 01/20/33 (144A) (a) (c)	586,000	526,789
5.176%, SOFR + 1.520%, 01/09/30 (144A) (c)	1,305,000	1,325,104
5.283%, SOFR + 1.280%, 11/19/30 (144A) (a) (c)	1,615,000	1,639,589
5.497%, SOFR + 1.590%, 05/20/30 (144A) (c)	1,279,000	1,309,718
5.786%, SOFR + 1.620%, 01/13/33 (144A) (c)	815,000	841,913
BPCE SA
2.277%, SOFR + 1.312%, 01/20/32 (144A) (c)	415,000	365,835
5.389%, SOFR + 1.581%, 05/28/31 (144A) (c)	910,000	922,259
5.936%, SOFR + 1.850%, 05/30/35 (144A) (c)	1,545,000	1,580,284
6.027%, SOFR + 1.956%, 05/28/36 (144A) (c)	1,175,000	1,201,352
6.293%, SOFR + 2.040%, 01/14/36 (144A) (c)	685,000	716,948
CaixaBank SA
5.581%, SOFR + 1.790%, 07/03/36 (144A) (c)	1,570,000	1,578,932
6.840%, SOFR + 2.770%, 09/13/34 (144A) (c)	330,000	359,400
Citigroup, Inc.
2.561%, SOFR + 1.167%, 05/01/32 (c)	915,000	818,507
3.057%, SOFR + 1.351%, 01/25/33 (c)	677,000	612,236
4.300%, 11/20/26	750,000	750,125
4.450%, 09/29/27	1,294,000	1,294,037
4.503%, SOFR + 1.171%, 09/11/31 (c)	520,000	514,090
4.542%, SOFR + 1.338%, 09/19/30 (c)	988,000	984,572
5.174%, SOFR + 1.488%, 09/11/36 (a) (c)	485,000	480,777
5.449%, SOFR + 1.447%, 06/11/35 (c)	1,000,000	1,013,906
Cooperatieve Rabobank UA
3.750%, 07/21/26	513,000	511,878
4.990%, 1Y H15 + 0.920%, 05/27/31 (144A) (c)	850,000	858,189
BHFTI-159

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Agricole SA
4.818%, SOFR + 1.360%, 09/25/33 (144A) (c)	665,000	$651,432
5.222%, SOFR + 1.460%, 05/27/31 (144A) (a) (c)	380,000	384,616
5.230%, SOFR + 1.130%, 01/09/29 (144A) (c)	713,000	720,803
5.862%, SOFR + 1.740%, 01/09/36 (144A) (c)	795,000	818,927
Danske Bank AS
4.613%, 1Y H15 + 1.100%, 10/02/30 (144A) (c)	440,000	438,700
5.019%, 1Y H15 + 0.930%, 03/04/31 (144A) (c)	660,000	664,275
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (c)	920,000	946,231
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (c)	312,000	307,746
3.035%, SOFR + 1.718%, 05/28/32 (c)	1,600,000	1,448,771
4.469%, SOFR + 1.100%, 12/10/31 (a) (c)	235,000	231,060
4.950%, SOFR + 1.300%, 08/04/31 (c)	240,000	239,096
4.999%, SOFR + 1.700%, 09/11/30 (a) (c)	150,000	150,707
5.297%, SOFR + 1.720%, 05/09/31 (c)	2,045,000	2,066,106
5.373%, SOFR + 1.210%, 01/10/29 (c)	405,000	409,664
DNB Bank ASA
4.384%, SOFR + 1.049%, 11/04/31 (144A) (c)	435,000	428,768
4.853%, SOFR + 1.050%, 11/05/30 (144A) (c)	590,000	595,586
Fifth Third Bancorp
5.141%, SOFR + 1.240%, 01/29/37 (a) (c)	440,000	428,614
8.250%, 03/01/38	200,000	240,435
Goldman Sachs Group, Inc.
1.948%, SOFR + 0.913%, 10/21/27 (c)	781,000	770,341
1.992%, SOFR + 1.090%, 01/27/32 (c)	950,000	833,751
2.640%, SOFR + 1.114%, 02/24/28 (c)	920,000	905,175
3.102%, SOFR + 1.410%, 02/24/33 (c)	1,307,000	1,180,416
4.411%, 3M TSFR + 1.692%, 04/23/39 (c)	445,000	398,533
4.939%, SOFR + 1.330%, 10/21/36 (c)	600,000	581,049
5.049%, SOFR + 1.210%, 07/23/30 (c)	745,000	753,975
5.065%, SOFR + 1.190%, 01/21/37 (c)	850,000	831,021
5.218%, SOFR + 1.580%, 04/23/31 (c)	578,000	587,748
5.330%, SOFR + 1.550%, 07/23/35 (c)	1,570,000	1,575,317
6.484%, SOFR + 1.770%, 10/24/29 (c)	840,000	878,762
HSBC Holdings PLC
2.206%, SOFR + 1.285%, 08/17/29 (c)	630,000	596,353
2.357%, SOFR + 1.947%, 08/18/31 (a) (c)	890,000	802,774
5.240%, SOFR + 1.570%, 05/13/31 (c)	430,000	436,057
5.279%, SOFR + 1.550%, 03/10/37 (c)	535,000	525,391
5.286%, SOFR + 1.290%, 11/19/30 (c)	525,000	534,529
6.332%, SOFR + 2.650%, 03/09/44 (a) (c)	370,000	389,981
6.500%, 09/15/37	930,000	978,206
Huntington Bancshares, Inc.
5.272%, SOFR + 1.276%, 01/15/31 (a) (c)	450,000	456,820
ING Groep NV
1.726%, SOFR + 1.005%, 04/01/27 (c)	285,000	285,000
4.803%, SOFR + 1.260%, 03/23/32 (c)	540,000	536,767
5.420%, SOFR + 1.610%, 03/23/37 (c)	380,000	378,891
6.083%, SOFR + 1.560%, 09/11/27 (c)	240,000	241,492
KBC Group NV
4.454%, 1Y H15 + 0.850%, 09/23/31 (144A) (c)	1,376,000	1,354,481
4.932%, 1Y H15 + 1.070%, 10/16/30 (144A) (c)	550,000	553,578
KeyCorp
4.789%, SOFR + 2.060%, 06/01/33 (c)	170,000	166,125
5.121%, SOFR + 1.227%, 04/04/31 (c)	670,000	676,609
Security Description	Principal Amount*	Value

Banks—(Continued)
Lloyds Banking Group PLC
4.943%, 1Y H15 + 0.970%, 11/04/36 (c)	650,000	$627,377
5.462%, 1Y H15 + 1.375%, 01/05/28 (c)	730,000	735,385
Macquarie Bank Ltd.
3.052%, 5Y H15 + 1.700%, 03/03/36 (144A) (c)	825,000	743,156
Mitsubishi UFJ Financial Group, Inc.
5.159%, 1Y H15 + 1.170%, 04/24/31 (c)	200,000	202,846
5.188%, 1Y H15 + 0.930%, 09/12/36 (c)	485,000	481,499
Mizuho Financial Group, Inc.
2.869%, 3M TSFR + 1.572%, 09/13/30 (c)	539,000	508,198
4.711%, 1Y H15 + 0.920%, 07/08/31 (c)	830,000	828,628
5.323%, 1Y H15 + 1.070%, 07/08/36 (c)	1,690,000	1,697,480
Morgan Stanley
4.300%, 01/27/45	400,000	330,753
4.431%, 3M TSFR + 1.890%, 01/23/30 (c)	1,157,000	1,151,791
4.457%, 3M TSFR + 1.693%, 04/22/39 (c)	850,000	779,229
4.708%, SOFR + 1.195%, 03/12/32 (c)	855,000	849,243
5.042%, SOFR + 1.215%, 07/19/30 (c)	465,000	470,379
5.073%, SOFR + 1.184%, 01/30/37 (c)	815,000	798,471
5.320%, SOFR + 1.555%, 07/19/35 (c)	625,000	627,168
5.466%, SOFR + 1.730%, 01/18/35 (a) (c)	448,000	455,403
5.900%, SOFR + 1.782%, 03/13/47 (c)	1,180,000	1,174,525
NatWest Group PLC
4.892%, 05/18/29	290,000	292,027
5.076%, 01/27/30	565,000	571,225
5.778%, 1Y H15 + 1.500%, 03/01/35 (c)	555,000	573,722
5.808%, 1Y H15 + 1.950%, 09/13/29 (c)	570,000	586,475
PNC Financial Services Group, Inc.
4.812%, SOFR + 1.259%, 10/21/32 (c)	600,000	598,004
5.068%, SOFR + 1.933%, 01/24/34 (c)	964,000	963,797
5.373%, SOFR + 1.417%, 07/21/36 (a) (c)	780,000	783,405
Royal Bank of Canada
4.650%, SOFR + 1.080%, 10/18/30 (c)	950,000	952,225
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (c)	900,000	929,917
Santander U.K. Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/27 (c)	680,000	675,820
4.858%, SOFR + 1.554%, 09/11/30 (c)	550,000	551,196
5.694%, SOFR + 1.524%, 04/15/31 (c)	505,000	519,385
6.534%, SOFR + 2.600%, 01/10/29 (c)	1,300,000	1,341,349
Skandinaviska Enskilda Banken AB
4.500%, 09/03/30 (144A)	560,000	556,608
Societe Generale SA
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (c)	720,000	716,200
2.889%, 1Y H15 + 1.300%, 06/09/32 (144A) (c)	1,670,000	1,497,870
3.337%, 1Y H15 + 1.600%, 01/21/33 (144A) (c)	1,000,000	902,650
5.250%, 02/19/27 (144A)	705,000	709,379
5.512%, SOFR + 1.650%, 05/22/31 (144A) (c)	1,841,000	1,879,413
Standard Chartered PLC
5.005%, 1Y H15 + 1.150%, 10/15/30 (144A) (c)	355,000	357,970
5.688%, 1Y H15 + 1.050%, 05/14/28 (144A) (c)	354,000	358,187
State Street Corp.
4.784%, SOFR + 1.215%, 10/23/36 (c)	355,000	345,039
Sumitomo Mitsui Financial Group, Inc.
3.040%, 07/16/29	1,020,000	970,217
5.240%, 04/15/30	1,000,000	1,020,977
BHFTI-160

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Sumitomo Mitsui Financial Group, Inc.
5.710%, 01/13/30	960,000	$994,775
Toronto-Dominion Bank
5.298%, 01/30/32	635,000	652,221
Truist Financial Corp.
4.964%, SOFR + 1.395%, 10/23/36 (a) (c)	805,000	779,727
5.711%, SOFR + 1.922%, 01/24/35 (a) (c)	480,000	495,141
7.161%, SOFR + 2.446%, 10/30/29 (c)	814,000	865,147
U.S. Bancorp
5.083%, SOFR + 1.296%, 05/15/31 (a) (c)	690,000	699,906
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	560,000	513,563
3.869%, 01/12/29 (144A)	905,000	894,577
4.398%, SOFR + 1.060%, 09/23/31 (144A) (c)	470,000	461,417
4.844%, SOFR + 1.290%, 11/06/33 (144A) (a) (c)	1,115,000	1,096,704
5.010%, SOFR + 1.340%, 03/23/37 (144A) (c)	1,030,000	996,071
5.199%, SOFR + 1.340%, 08/10/37 (144A) (c)	445,000	434,651
UniCredit SpA
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (c)	345,000	343,406
Wells Fargo & Co.
4.897%, SOFR + 2.100%, 07/25/33 (c)	377,000	375,072
4.960%, SOFR + 1.100%, 01/23/37 (c)	400,000	389,657
5.198%, SOFR + 1.500%, 01/23/30 (c)	1,060,000	1,076,616
5.211%, SOFR + 1.380%, 12/03/35 (c)	580,000	577,435
5.389%, SOFR + 2.020%, 04/24/34 (c)	456,000	462,829
5.557%, SOFR + 1.990%, 07/25/34 (c)	425,000	435,568
5.574%, SOFR + 1.740%, 07/25/29 (c)	387,000	395,890
5.605%, SOFR + 1.740%, 04/23/36 (c)	4,552,000	4,658,187
		117,177,432
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	1,103,000	1,074,292
Coca-Cola Femsa SAB de CV
1.850%, 09/01/32 (a)	515,000	429,645
Constellation Brands, Inc.
5.250%, 11/15/48	180,000	161,773
Maple Parent Holdings Corp.
5.050%, 03/26/31 (144A)	250,000	248,943
5.700%, 03/26/36 (144A)	193,000	191,763
		2,106,416
Biotechnology — 0.3%
Amgen, Inc.
3.150%, 02/21/40	676,000	525,773
4.663%, 06/15/51	347,000	291,122
4.850%, 02/19/36 (a)	155,000	152,292
5.600%, 03/02/43	731,000	720,500
5.650%, 03/02/53	865,000	837,789
Baxalta, Inc.
5.250%, 06/23/45	27,000	25,132
Biogen, Inc.
5.750%, 05/15/35	480,000	496,392
		3,049,000
Security Description	Principal Amount*	Value

Building Materials — 0.1%
CRH America Finance, Inc.
3.400%, 05/09/27 (144A)	214,000	$211,922
Masco Corp.
6.500%, 08/15/32	720,000	776,078
		988,000
Chemicals — 0.2%
DuPont de Nemours, Inc.
5.319%, 11/15/38	807,000	795,055
EIDP, Inc.
5.125%, 05/15/32	935,000	948,438
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A)	725,000	645,893
Nutrien Ltd.
4.125%, 03/15/35	315,000	288,709
		2,678,095
Commercial Services — 0.7%
Element Fleet Management Corp.
5.037%, 03/25/30 (144A)	740,000	746,811
6.319%, 12/04/28 (144A) (a)	610,000	635,593
ERAC USA Finance LLC
7.000%, 10/15/37 (144A)	500,000	568,461
Ford Foundation
2.815%, 06/01/70	275,000	153,309
Global Payments, Inc.
2.900%, 05/15/30	211,000	192,862
2.900%, 11/15/31	404,000	354,001
3.200%, 08/15/29	1,437,000	1,355,318
5.300%, 08/15/29	272,000	273,865
5.550%, 11/15/35	1,355,000	1,305,730
Pepperdine University
3.301%, 12/01/59	450,000	284,177
Quanta Services, Inc.
2.350%, 01/15/32	855,000	744,712
2.900%, 10/01/30	1,110,000	1,029,580
5.100%, 08/09/35	620,000	611,484
University of Southern California
3.226%, 10/01/2120	440,000	244,021
		8,499,924
Computers — 0.2%
Accenture Capital, Inc.
4.500%, 10/04/34	269,000	260,083
Apple, Inc.
2.700%, 08/05/51	965,000	591,006
CGI, Inc.
2.300%, 09/14/31	1,184,000	1,034,871
Leidos, Inc.
2.300%, 02/15/31	365,000	324,819
5.000%, 03/15/36 (a)	410,000	396,391
		2,607,170
BHFTI-161

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Distribution/Wholesale — 0.0%
WW Grainger, Inc.
4.600%, 06/15/45	190,000	$168,637
Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	990,000	979,095
3.300%, 01/30/32	945,000	858,273
4.750%, 01/15/33	230,000	223,551
5.000%, 11/15/35	275,000	265,636
6.100%, 01/15/27	990,000	1,000,779
Aircastle Ltd./Aircastle Ireland DAC
5.000%, 09/15/30 (144A)	318,000	317,243
5.250%, 03/15/30 (144A)	369,000	372,036
5.750%, 10/01/31 (144A)	260,000	266,219
American Express Co.
4.804%, SOFR + 1.237%, 10/24/36 (a) (c)	380,000	367,425
4.918%, SOFR + 1.220%, 07/20/33 (c)	320,000	320,585
5.442%, SOFR + 1.320%, 01/30/36 (c)	635,000	646,401
Aviation Capital Group LLC
5.125%, 04/10/30 (144A)	505,000	507,631
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	1,218,000	1,176,724
3.250%, 02/15/27 (144A)	1,840,000	1,819,218
4.200%, 04/15/29 (144A)	340,000	333,629
4.250%, 04/15/26 (144A)	885,000	884,949
4.375%, 05/01/26 (144A)	540,000	539,972
4.700%, 01/30/31 (144A)	415,000	406,657
4.850%, 04/01/33 (144A)	576,000	551,788
4.950%, 01/15/28 (144A)	543,000	544,787
4.950%, 10/15/32 (144A)	152,000	148,044
5.750%, 03/01/29 (144A) (a)	165,000	168,732
Brookfield Finance, Inc.
4.700%, 09/20/47	84,000	69,775
4.850%, 03/29/29	485,000	487,188
Capital One Financial Corp.
1.878%, SOFR + 0.855%, 11/02/27 (c)	324,000	318,646
2.618%, SOFR + 1.265%, 11/02/32 (c)	735,000	644,654
6.312%, SOFR + 2.640%, 06/08/29 (c)	570,000	589,388
Eagle Funding Luxco SARL
5.500%, 08/17/30 (144A)	2,313,000	2,325,143
Macquarie Airfinance Holdings Ltd.
5.150%, 03/17/30 (144A)	173,000	172,115
5.200%, 03/27/28 (144A) (a)	329,000	330,186
Nasdaq, Inc.
5.550%, 02/15/34	262,000	269,515
Nomura Holdings, Inc.
2.679%, 07/16/30	540,000	494,039
Synchrony Financial
5.935%, SOFR + 2.130%, 08/02/30 (c)	353,000	358,664
		18,758,687
Electric — 3.3%
AEP Transmission Co. LLC
3.150%, 09/15/49	225,000	147,943
AES Corp.
5.800%, 03/15/32	725,000	729,048
Security Description	Principal Amount*	Value

Electric—(Continued)
Baltimore Gas & Electric Co.
5.200%, 06/15/33	1,510,000	$1,503,791
Berkshire Hathaway Energy Co.
6.125%, 04/01/36	325,000	346,815
Cleveland Electric Illuminating Co.
4.550%, 11/15/30 (144A)	250,000	246,858
Constellation Energy Generation LLC
5.750%, 10/01/41	1,260,000	1,260,781
5.800%, 03/01/33 (a)	174,000	182,237
6.250%, 10/01/39 (a)	160,000	168,480
Consumers Energy Co.
4.350%, 08/31/64	191,000	145,718
Delmarva Power & Light Co.
4.150%, 05/15/45	500,000	406,564
Dominion Energy, Inc.
2.850%, 08/15/26 (a)	183,000	181,999
DTE Electric Co.
5.700%, 10/01/37	300,000	307,786
Duke Energy Corp.
5.700%, 09/15/55 (a)	440,000	415,809
6.100%, 09/15/53	660,000	661,876
Duke Energy Indiana LLC
3.750%, 05/15/46	350,000	267,881
Duke Energy Progress LLC
2.900%, 08/15/51	470,000	289,524
4.100%, 03/15/43	200,000	164,428
4.375%, 03/30/44	247,000	209,561
5.700%, 04/01/35	360,000	369,827
Duquesne Light Holdings, Inc.
2.532%, 10/01/30 (144A) (a)	450,000	409,556
2.775%, 01/07/32 (144A)	280,000	246,929
3.616%, 08/01/27 (144A)	1,050,000	1,036,971
Electricite de France SA
5.950%, 04/22/34 (144A) (a)	580,000	605,962
Emera U.S. Finance LP
4.750%, 06/15/46	500,000	412,483
ENEL Finance International NV
3.500%, 04/06/28 (144A)	465,000	456,026
5.000%, 09/30/35 (144A)	530,000	513,980
Entergy Arkansas LLC
2.650%, 06/15/51	285,000	165,340
Entergy Corp.
2.950%, 09/01/26	194,000	192,872
Entergy Louisiana LLC
2.900%, 03/15/51	390,000	239,102
3.050%, 06/01/31	195,000	181,419
5.800%, 03/15/55	525,000	514,832
Entergy Mississippi LLC
5.850%, 06/01/54	320,000	313,849
Fells Point Funding Trust
3.046%, 01/31/27 (144A)	1,895,000	1,873,647
FirstEnergy Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	113,000	110,479
Florida Power & Light Co.
5.625%, 04/01/34	1,250,000	1,304,560
BHFTI-162

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Fortis, Inc.
3.055%, 10/04/26 (a)	636,000	$631,546
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	330,000	308,798
5.300%, 07/01/43	360,000	330,808
5.500%, 04/15/36 (144A)	200,000	200,591
Jersey Central Power & Light Co.
5.100%, 01/15/35 (a)	220,000	219,905
6.150%, 06/01/37	200,000	210,809
Massachusetts Electric Co.
4.004%, 08/15/46 (144A)	402,000	307,374
Nevada Power Co.
5.375%, 09/15/40	223,000	218,967
6.650%, 04/01/36	360,000	398,861
New England Power Co.
3.800%, 12/05/47 (144A)	280,000	208,586
New York State Electric & Gas Corp.
3.250%, 12/01/26 (144A)	434,000	430,781
Niagara Mohawk Power Corp.
1.960%, 06/27/30 (144A)	700,000	629,622
Northern States Power Co.
6.500%, 03/01/28	628,000	650,102
NRG Energy, Inc.
2.450%, 12/02/27 (144A)	625,000	602,041
Ohio Power Co.
2.900%, 10/01/51	635,000	379,794
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	670,000	436,135
Pacific Gas & Electric Co.
3.750%, 08/15/42	245,000	183,434
4.300%, 03/15/45	420,000	328,053
5.800%, 05/15/34	1,168,000	1,196,837
5.900%, 10/01/54	55,000	51,252
6.000%, 08/15/35	1,665,000	1,720,205
6.400%, 06/15/33	755,000	801,291
6.750%, 01/15/53	40,000	41,503
PG&E Recovery Funding LLC
5.231%, 06/01/42	495,000	485,887
5.529%, 06/01/51	590,000	579,552
5.536%, 07/15/49	630,000	622,808
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/38	465,000	448,177
5.099%, 06/01/54	675,000	623,606
5.212%, 12/01/49	360,000	339,265
Progress Energy, Inc.
7.000%, 10/30/31	200,000	219,772
Public Service Co. of Oklahoma
6.625%, 11/15/37	600,000	649,516
Puget Energy, Inc.
2.379%, 06/15/28	853,000	812,999
5.725%, 03/15/35	275,000	277,001
San Diego Gas & Electric Co.
2.950%, 08/15/51 (a)	635,000	398,751
5.950%, 03/15/56	210,000	210,562
SCE Recovery Funding LLC
4.697%, 06/15/42	571,591	550,846
Security Description	Principal Amount*	Value

Electric—(Continued)
SCE Recovery Funding LLC
5.341%, 03/15/47	450,000	$446,994
Sigeco Securitization I LLC
5.026%, 11/15/38	530,347	535,973
Southern California Edison Co.
3.650%, 03/01/28	500,000	492,074
5.550%, 01/15/36	500,000	497,803
5.875%, 12/01/53	713,000	674,248
5.900%, 03/01/55	185,000	176,331
Southern Co.
5.200%, 06/15/33	712,000	719,134
Southern Power Co.
5.150%, 09/15/41	400,000	376,220
Southwestern Public Service Co.
4.500%, 08/15/41	250,000	218,317
Tampa Electric Co.
4.450%, 06/15/49	500,000	407,493
Toledo Edison Co.
6.150%, 05/15/37 (a)	400,000	429,629
Virginia Electric & Power Co.
4.450%, 02/15/44	126,000	105,719
6.000%, 05/15/37	685,000	720,157
Vistra Operations Co. LLC
5.700%, 12/30/34 (144A)	230,000	231,383
6.000%, 04/15/34 (144A)	90,000	92,517
		39,414,962
Electronics — 0.1%
Amphenol Corp.
5.300%, 11/15/55	670,000	629,203
Food — 0.6%
Bimbo Bakeries USA, Inc.
5.375%, 01/09/36 (144A)	200,000	199,002
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.750%, 12/01/31	760,000	709,741
5.500%, 01/15/36	810,000	810,373
5.950%, 04/20/35	135,000	140,139
6.375%, 04/15/66	905,000	888,042
6.750%, 03/15/34	845,000	929,372
Kraft Heinz Foods Co.
4.875%, 10/01/49 (a)	1,095,000	895,472
Kroger Co.
5.000%, 09/15/34 (a)	270,000	266,588
8.000%, 09/15/29	610,000	673,958
Mars, Inc.
5.650%, 05/01/45 (144A)	1,055,000	1,041,830
Tyson Foods, Inc.
5.700%, 03/15/34	285,000	295,035
		6,849,552
Gas — 0.4%
Atmos Energy Corp.
4.150%, 01/15/43	460,000	386,026
BHFTI-163

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Gas—(Continued)
Brooklyn Union Gas Co.
4.273%, 03/15/48 (144A)	500,000	$390,189
KeySpan Gas East Corp.
2.742%, 08/15/26 (144A)	345,000	342,599
NiSource, Inc.
1.700%, 02/15/31	570,000	495,377
Southern California Gas Co.
2.550%, 02/01/30	829,000	775,898
Southern Co. Gas Capital Corp.
3.950%, 10/01/46	212,000	161,484
4.400%, 06/01/43	375,000	314,323
6.000%, 10/01/34	1,000,000	1,051,168
Southwest Gas Corp.
3.800%, 09/29/46	332,000	249,517
		4,166,581
Healthcare-Products — 0.1%
Solventum Corp.
5.600%, 03/23/34 (a)	821,000	839,317
Thermo Fisher Scientific, Inc.
4.902%, 02/12/36 (a)	700,000	695,030
		1,534,347
Healthcare-Services — 1.0%
Aetna, Inc.
6.625%, 06/15/36	297,000	320,052
Children's Hospital
2.928%, 07/15/50	540,000	347,444
Children's Hospital Corp.
2.585%, 02/01/50	430,000	256,390
Cigna Group
3.200%, 03/15/40	1,106,000	856,840
4.800%, 07/15/46	156,000	134,628
CommonSpirit Health
2.782%, 10/01/30	430,000	395,305
3.910%, 10/01/50	425,000	311,618
Cottage Health Obligated Group
3.304%, 11/01/49	500,000	344,720
Elevance Health, Inc.
4.650%, 08/15/44	324,000	277,461
Hackensack Meridian Health, Inc.
2.675%, 09/01/41	1,180,000	841,088
2.875%, 09/01/50	700,000	436,190
Hartford HealthCare Corp.
3.447%, 07/01/54	290,000	213,072
HCA, Inc.
3.500%, 07/15/51	397,000	262,756
3.625%, 03/15/32	242,000	224,890
4.900%, 11/15/35	160,000	154,690
5.125%, 06/15/39	565,000	532,468
5.450%, 09/15/34 (a)	515,000	519,820
5.500%, 06/15/47	445,000	407,776
5.750%, 03/01/35	578,000	594,272
5.950%, 09/15/54 (a)	300,000	288,557
6.100%, 04/01/64	640,000	617,846
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Memorial Health Services
3.447%, 11/01/49	995,000	$699,579
MyMichigan Health
3.409%, 06/01/50	245,000	171,175
Nationwide Children's Hospital, Inc.
4.556%, 11/01/52	181,000	154,673
NYU Langone Hospitals
3.380%, 07/01/55	410,000	277,767
Piedmont Healthcare, Inc.
2.864%, 01/01/52	620,000	384,162
Texas Health Resources
2.328%, 11/15/50	340,000	190,290
4.330%, 11/15/55	250,000	205,426
UnitedHealth Group, Inc.
3.250%, 05/15/51	900,000	592,883
5.875%, 02/15/53	405,000	398,871
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	580,000	335,658
		11,748,367
Insurance — 0.4%
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (144A) (a)	500,000	542,183
Aon North America, Inc.
5.450%, 03/01/34 (a)	1,000,000	1,021,234
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52 (a)	620,000	467,959
Corebridge Financial, Inc.
3.850%, 04/05/29	390,000	380,731
F&G Annuities & Life, Inc.
6.500%, 06/04/29	635,000	637,653
Guardian Life Insurance Co. of America
4.850%, 01/24/77 (144A)	156,000	125,902
Hartford Insurance Group, Inc.
4.300%, 04/15/43	400,000	335,918
New York Life Insurance Co.
4.450%, 05/15/69 (144A)	625,000	472,377
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A)	200,000	156,156
		4,140,113
Internet — 0.5%
Alphabet, Inc.
5.500%, 02/15/46	400,000	396,787
5.650%, 02/15/56 (a)	595,000	593,086
5.750%, 02/15/66	365,000	361,475
Amazon.com, Inc.
4.875%, 03/13/36	1,160,000	1,149,428
5.800%, 03/13/56	420,000	419,663
Meta Platforms, Inc.
4.875%, 11/15/35 (a)	980,000	961,421
5.400%, 08/15/54	365,000	330,601
5.500%, 11/15/45	980,000	927,389
5.600%, 05/15/53	835,000	779,066
5.625%, 11/15/55	175,000	164,043
BHFTI-164

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Internet—(Continued)
Uber Technologies, Inc.
4.800%, 09/15/34	370,000	$362,233
		6,445,192
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700%, 04/01/51	840,000	519,888
4.800%, 03/01/50	935,000	691,299
6.834%, 10/23/55 (a)	400,000	376,559
Comcast Corp.
2.887%, 11/01/51	1,131,000	653,792
2.937%, 11/01/56	663,000	367,279
2.987%, 11/01/63	42,000	22,239
3.900%, 03/01/38	591,000	507,554
4.200%, 08/15/34	556,000	523,316
5.168%, 01/15/37 (144A)	412,000	401,182
Cox Communications, Inc.
2.950%, 10/01/50 (144A)	630,000	339,628
Time Warner Cable LLC
5.500%, 09/01/41	1,000,000	861,852
		5,264,588
Mining — 0.2%
Anglo American Capital PLC
5.750%, 04/05/34 (144A)	1,020,000	1,049,862
Corp. Nacional del Cobre de Chile
6.440%, 01/26/36 (144A)	528,000	556,421
Glencore Funding LLC
5.508%, 04/01/36 (144A)	290,000	290,628
5.634%, 04/04/34 (144A)	610,000	624,318
		2,521,229
Miscellaneous Manufacturing — 0.0%
Parker-Hannifin Corp.
4.450%, 11/21/44	333,000	288,021
Oil & Gas — 0.7%
Aker BP ASA
5.800%, 10/01/54 (144A)	185,000	169,085
BP Capital Markets America, Inc.
2.939%, 06/04/51	1,260,000	794,399
ConocoPhillips Co.
5.500%, 01/15/55 (a)	545,000	520,637
Coterra Energy, Inc.
3.900%, 05/15/27	710,000	704,911
5.400%, 02/15/35	590,000	591,881
Devon Energy Corp.
5.750%, 09/15/54 (a)	194,000	182,315
EQT Corp.
3.900%, 10/01/27	59,000	58,281
Exxon Mobil Corp.
2.995%, 08/16/39	690,000	548,119
Jonah Energy LLC
7.800%, 11/10/37	1,242,021	1,246,741
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Pioneer Natural Resources Co.
2.150%, 01/15/31	385,000	$346,958
Suncor Energy, Inc.
5.950%, 12/01/34	668,000	699,854
7.875%, 06/15/26	544,000	547,591
TotalEnergies Capital International SA
2.986%, 06/29/41	900,000	670,399
3.127%, 05/29/50	870,000	575,215
3.461%, 07/12/49	660,000	466,727
		8,123,113
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
5.000%, 06/15/36	590,000	579,263
Halliburton Co.
4.750%, 08/01/43	215,000	187,929
		767,192
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.
5.125%, 03/12/36 (a)	680,000	661,108
Graphic Packaging International LLC
1.512%, 04/15/26 (144A)	894,000	892,713
		1,553,821
Pharmaceuticals — 0.6%
AbbVie, Inc.
4.400%, 11/06/42	600,000	527,025
4.450%, 05/14/46 (a)	220,000	188,848
4.750%, 03/15/36	790,000	775,084
5.550%, 03/15/56	900,000	880,206
AstraZeneca PLC
6.450%, 09/15/37	350,000	391,153
Bristol-Myers Squibb Co.
3.700%, 03/15/52 (a)	380,000	273,976
4.125%, 06/15/39 (a)	527,000	469,411
4.550%, 02/20/48	427,000	361,155
5.550%, 02/22/54	61,000	58,737
Cencora, Inc.
5.150%, 02/15/35 (a)	1,110,000	1,117,929
CVS Health Corp.
4.300%, 03/25/28	179,000	178,365
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	516,737	487,628
5.773%, 01/10/33 (144A)	445,424	451,645
8.353%, 07/10/31 (144A)	83,517	90,485
Novartis Capital Corp.
5.700%, 03/18/56	170,000	171,213
Takeda Pharmaceutical Co. Ltd.
3.175%, 07/09/50	927,000	609,194
5.650%, 07/05/44 (a)	228,000	223,860
		7,255,914
BHFTI-165

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines — 0.8%
Cameron LNG LLC
3.701%, 01/15/39 (144A)	769,000	$651,071
Cheniere Energy Partners LP
5.550%, 10/30/35 (a)	300,000	305,504
Columbia Pipelines Holding Co. LLC
5.097%, 10/01/31 (144A)	252,000	253,362
Columbia Pipelines Operating Co. LLC
5.439%, 02/15/35 (144A) (a)	1,600,000	1,622,633
5.962%, 02/15/55 (144A)	1,085,000	1,057,040
Eastern Energy Gas Holdings LLC
6.200%, 01/15/55	325,000	329,388
Enbridge, Inc.
5.625%, 04/05/34	705,000	727,200
5.700%, 03/08/33	680,000	704,403
Energy Transfer LP
4.150%, 09/15/29	308,000	303,898
4.950%, 01/15/43	394,000	341,661
5.300%, 04/01/44	200,000	179,204
6.000%, 06/15/48	270,000	259,173
6.100%, 02/15/42	500,000	494,872
Enterprise Products Operating LLC
4.950%, 10/15/54	179,000	156,984
5.100%, 02/15/45	200,000	184,787
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 09/30/40 (144A)	679,128	549,094
Kinder Morgan, Inc.
5.050%, 02/15/46	250,000	222,780
ONEOK, Inc.
4.750%, 10/15/31	680,000	672,776
South Bow USA Infrastructure Holdings LLC
4.911%, 09/01/27	195,000	195,784
5.026%, 10/01/29	225,000	226,450
Western Midstream Operating LP
5.250%, 02/01/50 (a)	325,000	274,111
		9,712,175
Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32	710,000	594,011
American Tower Corp.
1.875%, 10/15/30	845,000	745,769
2.100%, 06/15/30	470,000	422,983
2.950%, 01/15/51 (a)	255,000	157,356
3.100%, 06/15/50 (a)	390,000	250,381
3.375%, 10/15/26	287,000	285,323
3.700%, 10/15/49	665,000	477,370
Brixmor Operating Partnership LP
2.250%, 04/01/28	600,000	575,867
2.500%, 08/16/31 (a)	325,000	289,269
COPT Defense Properties LP
2.750%, 04/15/31 (a)	1,153,000	1,043,959
DOC Dr. LLC
2.625%, 11/01/31 (a)	405,000	359,008
Equinix Europe 2 Financing Corp. LLC
4.700%, 03/15/33	700,000	680,829
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Essex Portfolio LP
2.650%, 03/15/32	565,000	$496,720
Goodman U.S. Finance Six LLC
5.125%, 10/07/34 (144A)	270,000	268,934
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	387,000	380,799
Healthpeak OP LLC
3.500%, 07/15/29	600,000	579,848
UDR, Inc.
2.100%, 08/01/32	470,000	397,669
3.000%, 08/15/31	95,000	86,963
3.200%, 01/15/30	625,000	595,824
Welltower OP LLC
6.500%, 03/15/41	225,000	246,245
WP Carey, Inc.
2.250%, 04/01/33	845,000	701,092
		9,636,219
Retail — 0.1%
AutoZone, Inc.
1.650%, 01/15/31	530,000	460,053
Home Depot, Inc.
3.625%, 04/15/52	705,000	503,212
McDonald's Corp.
4.450%, 03/01/47	180,000	150,117
6.300%, 10/15/37	152,000	166,611
		1,279,993
Savings & Loans — 0.2%
Nationwide Building Society
5.537%, SOFR + 1.650%, 07/14/36 (144A) (a) (c)	1,755,000	1,759,959
Semiconductors — 0.7%
Analog Devices, Inc.
2.800%, 10/01/41	722,000	517,626
Broadcom, Inc.
3.137%, 11/15/35 (144A)	1,685,000	1,431,552
3.187%, 11/15/36 (144A)	465,000	388,581
4.800%, 02/15/36	177,000	172,564
5.050%, 07/12/29	1,400,000	1,428,945
Intel Corp.
3.250%, 11/15/49	410,000	259,037
3.734%, 12/08/47	255,000	178,187
5.700%, 02/10/53 (a)	200,000	184,153
KLA Corp.
3.300%, 03/01/50	610,000	415,475
Marvell Technology, Inc.
2.950%, 04/15/31	1,085,000	995,740
5.450%, 07/15/35	1,367,000	1,389,022
Micron Technology, Inc.
5.300%, 01/15/31	613,000	641,637
		8,002,519
Software — 0.7%
Cadence Design Systems, Inc.
4.700%, 09/10/34 (a)	953,000	935,607
BHFTI-166

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Software—(Continued)
Fidelity National Information Services, Inc.
4.800%, 03/10/31	409,000	$405,790
Fiserv, Inc.
4.400%, 07/01/49	295,000	223,053
5.150%, 08/12/34	340,000	330,241
Oracle Corp.
3.600%, 04/01/50	810,000	489,020
3.800%, 11/15/37	900,000	714,729
3.850%, 07/15/36	124,000	102,746
3.900%, 05/15/35	106,000	89,742
3.950%, 03/25/51 (a)	195,000	123,563
4.300%, 07/08/34	103,000	91,336
4.800%, 09/26/32	565,000	538,077
4.900%, 02/06/33	820,000	777,105
5.700%, 02/04/36 (a)	455,000	437,477
5.875%, 09/26/45 (a)	430,000	370,979
6.550%, 02/04/46	125,000	116,619
6.700%, 02/04/56	705,000	654,313
6.850%, 02/04/66	300,000	275,797
Roper Technologies, Inc.
4.750%, 02/15/32 (a)	380,000	375,499
Synopsys, Inc.
5.700%, 04/01/55 (a)	645,000	616,673
		7,668,366
Telecommunications — 0.3%
AT&T, Inc.
3.550%, 09/15/55	396,000	257,543
3.650%, 06/01/51	2,795,000	1,918,862
Orange SA
5.000%, 01/13/36 (144A) (a)	1,180,000	1,159,029
T-Mobile USA, Inc.
3.600%, 11/15/60	385,000	249,879
Vodafone Group PLC
5.625%, 02/10/53	275,000	256,803
6.150%, 02/27/37	178,000	190,568
		4,032,684
Transportation — 0.1%
Canadian Pacific Railway Co.
4.700%, 05/01/48	597,000	517,992
CSX Corp.
4.750%, 11/15/48	404,000	350,992
6.000%, 10/01/36	300,000	321,115
Norfolk Southern Corp.
3.942%, 11/01/47	219,000	167,352
Union Pacific Corp.
4.100%, 09/15/67	200,000	144,580
		1,502,031
Trucking & Leasing — 0.0%
Avolon Holdings Funding Ltd.
4.900%, 10/10/30 (144A)	240,000	238,328
Security Description	Principal Amount*	Value

Water — 0.1%
American Water Capital Corp.
2.800%, 05/01/30 (a)	750,000	$704,056
Total Corporate Bonds & Notes (Cost $336,845,243)		317,092,522

Asset-Backed Securities—11.0%
Asset-Backed - Automobile — 3.5%
Avis Budget Rental Car Funding AESOP LLC
5.360%, 06/20/30 (144A)	1,608,000	1,643,325
Bridgecrest Lending Auto Securitization Trust
5.650%, 04/16/29	1,441,000	1,450,945
Carvana Auto Receivables Trust
5.920%, 07/10/29 (144A)	1,297,614	1,302,018
6.160%, 09/10/29 (144A)	1,430,000	1,467,933
Credit Acceptance Auto Loan Trust
4.870%, 01/15/36 (144A)	1,415,000	1,417,574
5.390%, 01/16/35 (144A)	2,720,000	2,737,281
6.130%, 12/15/33 (144A)	1,627,628	1,634,312
6.390%, 08/15/33 (144A)	472,325	473,364
6.710%, 07/17/34 (144A)	2,370,000	2,413,894
DT Auto Owner Trust
5.790%, 02/15/29 (144A)	926,297	928,461
Exeter Automobile Receivables Trust
5.160%, 03/15/32	900,000	893,182
5.920%, 02/15/30	2,540,000	2,576,820
5.980%, 12/15/28	1,688,782	1,697,958
6.210%, 06/15/28	448,249	449,486
FHF Issuer Trust
5.690%, 02/15/30 (144A)	1,129,503	1,136,122
Flagship Credit Auto Trust
1.960%, 12/15/27 (144A)	512,964	512,012
GLS Auto Receivables Issuer Trust
1.480%, 07/15/27 (144A)	350,190	349,773
5.130%, 08/15/31 (144A)	2,500,000	2,487,981
6.010%, 05/15/29 (144A)	1,060,286	1,065,884
Hyundai Auto Lease Securitization Trust
4.380%, 06/15/29 (144A)	1,515,000	1,519,191
OneMain Direct Auto Receivables Trust
7.070%, 02/14/33 (144A)	1,838,000	1,886,912
Santander Drive Auto Receivables Trust
5.690%, 02/18/31	3,400,000	3,430,213
5.970%, 10/15/31	3,040,000	3,112,243
SBNA Auto Lease Trust
5.550%, 12/20/28 (144A)	1,469,000	1,478,686
Westlake Automobile Receivables Trust
5.740%, 08/15/28 (144A)	1,043,956	1,046,947
6.640%, 11/15/28 (144A)	1,620,000	1,636,831
		40,749,348
Asset-Backed - Credit Card — 0.4%
Continental Finance Credit Card ABS Master Trust
5.400%, 12/17/35 (144A)	2,375,000	2,359,995
BHFTI-167

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Credit Card—(Continued)
Mercury Financial Credit Card Master Trust
6.560%, 07/20/29 (144A)	2,455,000	$2,459,017
		4,819,012
Asset-Backed - Other — 7.1%
Accelerated Assets LLC
1.900%, 10/20/40 (144A)	444,391	415,955
AMSR Trust
2.327%, 10/17/38 (144A)	1,694,000	1,663,311
3.775%, 04/17/31	2,000,000	1,840,509
4.387%, 03/17/39 (144A)	3,000,000	2,958,830
Bastion Funding I LLC
7.119%, 04/25/38 (144A)	1,009,416	1,015,629
BG Beta I Ltd.
6.280%, 07/16/54	1,552,000	1,566,517
BXG Receivables Note Trust
6.310%, 11/15/38 (144A)	802,724	814,506
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	584,250	558,534
CFIN Issuer LLC
4.750%, 02/16/26 (144A) (e)	311,095	309,710
COOF Securitization Trust Ltd.
2.888%, 06/25/40 (144A) (b) (c)	146,160	9,372
CoreVest American Finance Trust
2.705%, 10/15/52 (144A)	79,667	79,519
Diversified ABS Phase VI LLC
7.500%, 11/28/39	873,825	865,086
Diversified ABS Phase VIII LLC
7.076%, 05/30/44 (144A)	2,306,170	2,322,472
DP Lion Holdco LLC
8.243%, 11/30/43	797,410	816,361
FirstKey Homes Trust
5.197%, 05/19/39 (144A)	1,320,000	1,311,065
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (c)	3,300,000	3,166,365
3.850%, 10/25/26 (144A) (c)	2,680,000	2,577,348
4.450%, 01/25/26 (144A) (c)	3,100,000	3,063,124
6.500%, 03/26/27 (144A) (c)	3,375,000	3,353,687
Foundation Finance Trust
9.100%, 06/15/49 (144A)	1,602,736	1,705,619
FW Energy Asset Issuer LLC
7.151%, 08/25/44	1,777,675	1,808,664
8.106%, 08/25/44	552,330	559,134
Goodgreen Trust
2.760%, 04/15/55 (144A)	731,216	638,876
3.260%, 10/15/53 (144A)	786,621	714,662
3.740%, 10/15/52 (144A)	162,982	151,266
5.900%, 01/17/61 (144A)	1,463,109	1,454,834
GoodLeap Home Improvement Solutions Trust
5.000%, 10/20/49 (144A)	1,739,101	1,731,364
Grene Energy Senior
11.000%, 01/25/27	122,337	97,674
HERO Funding Trust
3.080%, 09/20/42 (144A)	123,223	114,177
3.950%, 09/20/48 (144A)	500,406	466,931
4.460%, 09/20/47 (144A)	422,030	401,466
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Hilton Grand Vacations Trust
4.900%, 10/25/44 (144A)	1,381,093	$1,371,100
Identity Digital Cap LLC
6.793%, 03/20/65	2,500,000	2,507,000
Invitation Homes Trust
4.250%, 09/17/41 (144A)	1,845,000	1,777,921
Jonah Energy ABS II LLC
7.200%, 12/10/37 (144A)	686,442	692,828
KGS-Alpha SBA COOF Trust
0.588%, 05/25/39 (144A) (b) (c)	613,777	6,229
0.910%, 08/25/38 (144A) (b) (c)	434,994	6,849
1.669%, 03/25/39 (144A) (b) (c)	404,247	10,071
3.172%, 04/25/40 (144A) (b) (c)	70,514	3,465
MNR ABS Issuer I LLC
8.946%, 12/15/38	1,025,903	1,046,726
NMABS Issuer I LLC
5.140%, 11/22/55 (144A)	2,153,204	2,108,459
NRZ Excess Spread-Collateralized Notes
3.104%, 07/25/26 (144A)	1,392,431	1,381,365
3.474%, 11/25/26 (144A)	653,168	644,306
OneMain Financial Issuance Trust
2.210%, 09/14/35 (144A)	2,145,000	2,077,445
Oportun Issuance Trust
5.060%, 01/09/34 (144A)	2,162,000	2,156,627
5.310%, 02/08/33 (144A)	2,790,000	2,788,342
PowerPay Issuance Trust
5.230%, 11/18/41 (144A)	1,746,498	1,741,711
Progress Residential Trust
2.425%, 07/17/38 (144A)	2,535,000	2,515,144
3.325%, 07/17/41 (144A)	1,229,000	1,159,829
3.930%, 02/17/41 (144A)	3,150,000	3,036,600
4.000%, 12/17/42 (144A)	925,000	873,224
5.200%, 04/17/39 (144A)	2,435,000	2,422,489
Purchasing Power Funding LLC
4.810%, 08/15/30 (144A)	2,181,000	2,169,528
Reach ABS Trust
5.120%, 08/18/32 (144A)	1,405,000	1,407,102
Renew Financial
3.670%, 09/20/52 (144A)	218,345	203,595
SCF Equipment Leasing LLC
5.560%, 04/20/32 (144A)	1,290,000	1,325,397
6.770%, 08/22/33 (144A)	2,385,000	2,462,719
Stream Innovations Issuer Trust
4.780%, 08/15/46 (144A)	3,050,000	3,025,851
VM Debt Trust
7.460%, 07/18/27	3,998,352	3,823,680
VOLT C LLC
5.992%, 05/25/51 (144A) (e)	289,891	289,863
VOLT XCV LLC
6.240%, 03/27/51 (144A) (e)	35,853	35,854
		83,623,886
BHFTI-168

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan — 0.0%
Academic Loan Funding Trust
4.576%, SOFR30A + 0.914%, 12/26/44 (144A) (c)	275,978	$271,441
Total Asset-Backed Securities (Cost $129,391,048)		129,463,687

Non-Agency Mortgage-Backed Securities—2.3%
Collateralized Mortgage Obligations — 1.4%
Anchor Mortgage Trust
5.718%, 05/25/40 (144A) (e)	1,300,000	1,298,485
8.230%, 03/25/31 (c)	2,000,000	2,005,578
Center Street Lending Resi-Investor ABS Mortgage Trust
5.375%, 12/25/30 (144A) (e)	1,277,000	1,274,297
Global Mortgage Securitization Ltd.
4.113%, 1M TSFR + 0.434%, 11/25/32 (144A) (c)	21,360	21,115
HarborView Mortgage Loan Trust
5.320%, 05/19/34 (c)	188,945	179,743
JP Morgan Mortgage Trust
6.447%, 08/25/34 (c)	23,512	23,984
Merrill Lynch Mortgage Investors Trust
4.253%, 1M TSFR + 0.574%, 04/25/29 (c)	53,379	49,729
4.293%, 1M TSFR + 0.614%, 05/25/29 (c)	94,529	92,891
4.413%, 1M TSFR + 0.734%, 10/25/28 (c)	46,570	43,829
4.433%, 1M TSFR + 0.754%, 10/25/28 (c)	30,445	30,004
4.884%, 6M TSFR + 1.108%, 01/25/29 (c)	52,458	51,246
New Residential Mortgage Loan Trust
5.443%, 09/25/39 (144A) (e)	1,900,000	1,910,000
6.664%, 03/25/39 (144A) (e)	2,450,000	2,452,042
PRET Trust
4.075%, 06/25/64 (144A) (c)	1,836,189	1,732,796
PRPM LLC
4.000%, 11/25/53 (144A) (e)	557,836	549,935
Sequoia Mortgage Trust
4.390%, 1M TSFR + 0.714%, 12/20/34 (c)	106,374	98,711
4.430%, 1M TSFR + 0.754%, 01/20/34 (c)	68,361	66,932
4.450%, 1M TSFR + 0.774%, 07/20/33 (c)	123,186	115,551
4.470%, 1M TSFR + 0.794%, 10/20/34 (c)	243,076	224,231
4.550%, 1M TSFR + 0.874%, 04/20/33 (c)	93,685	87,863
Structured Asset Mortgage Investments II Trust
4.491%, 1M TSFR + 0.814%, 01/19/34 (c)	214,385	206,825
4.491%, 1M TSFR + 0.814%, 03/19/34 (c)	230,312	218,767
Structured Asset Mortgage Investments Trust
4.691%, 1M TSFR + 1.014%, 05/19/33 (c)	134,925	131,838
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.253%, 11/25/33 (c)	63,939	63,750
Thornburg Mortgage Securities Trust
4.433%, 1M TSFR + 0.754%, 09/25/43 (c)	111,623	110,053
5.266%, 04/25/45 (c)	265,411	261,833
5.288%, 12/25/44 (c)	132,405	131,557
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (c)	3,887,487	3,497,120
		16,930,705
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities — 0.9%
BAMLL Commercial Mortgage Securities Trust
4.214%, 08/15/46 (144A) (c)	1,200,000	$829,730
COMM Mortgage Trust
1.212%, 07/10/45 (144A) (b) (c)	19,434,636	118,357
3.815%, 04/10/33 (144A) (c)	1,450,000	1,417,640
CSMC Trust
4.373%, 09/15/37 (144A)	1,000,000	825,620
CSTL Commercial Mortgage Trust
5.144%, 11/10/42 (144A) (c)	615,000	603,325
Ladder Capital Commercial Mortgage Trust
3.985%, 02/15/36 (144A)	768,000	717,663
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,997,000	1,462,802
ROCK Trust
5.388%, 11/13/41 (144A)	1,000,000	1,016,588
SLG Office Trust
2.585%, 07/15/41 (144A)	3,090,000	2,748,115
WFRBS Commercial Mortgage Trust
4.296%, 03/15/45 (144A) (c)	273,994	246,586
		9,986,426
Total Non-Agency Mortgage-Backed Securities (Cost $28,970,982)		26,917,131

Foreign Government—0.7%
Sovereign — 0.7%
Chile Government International Bonds
2.550%, 01/27/32	394,000	348,477
Mexico Government International Bonds
2.659%, 05/24/31	848,000	748,487
3.500%, 02/12/34	577,000	491,315
3.771%, 05/24/61	625,000	372,969
4.350%, 01/15/47	228,000	166,554
4.600%, 01/23/46	959,000	733,779
4.600%, 02/10/48	200,000	150,270
5.375%, 03/22/33	2,368,000	2,312,352
5.750%, 10/12/2110	500,000	405,925
5.850%, 07/02/32	1,051,000	1,054,784
6.000%, 05/13/30	498,000	514,185
6.875%, 05/13/37 (a)	740,000	775,150
Panama Government International Bonds
5.227%, 02/23/34	516,000	497,424
Total Foreign Government (Cost $9,618,387)		8,571,671

Municipals—0.0%
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41 (Cost $720,000)	720,000	729,203
BHFTI-169

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Short-Term Investments—0.1%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—0.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $702,341; collateralized by U.S. Treasury Note at 3.750%, maturing 08/15/27, with a market value of $716,397	702,292	$702,292
Total Short-Term Investments (Cost $702,292)		702,292

Securities Lending Reinvestments (f)—0.5%
Short-Term Investment Funds—0.4%
Allspring Government Money Market Fund, Select Class 3.600% (g)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (g)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (g)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (g)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.580% (g)	500,000	500,000
		4,500,000

Repurchase Agreements—0.1%
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $832,199; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $848,757	832,115	832,115
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $50,005; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $55,549	50,000	50,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $100,010; collateralized by various Common Stock with an aggregate market value of $111,463	100,000	$100,000
		1,982,115
Total Securities Lending Reinvestments (Cost $6,482,115)		6,482,115
Total Investments—100.1% (Cost $1,258,680,817)		1,181,180,114
Other assets and liabilities (net)—(0.1)%		(774,001)
Net Assets—100.0%		$1,180,406,113

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $93,689,144 and the collateral received consisted of cash in the amount of $6,482,115 and non-cash collateral with a value of $89,672,672. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Interest only security.
(c)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Principal only security.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$213,851,630, which is 18.1% of net assets.

BHFTI-170

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$350,424,585	$—	$350,424,585
Total Agency Sponsored Mortgage-Backed Securities*	—	340,796,908	—	340,796,908
Total Corporate Bonds & Notes*	—	317,092,522	—	317,092,522
Total Asset-Backed Securities*	—	129,463,687	—	129,463,687
Total Non-Agency Mortgage-Backed Securities*	—	26,917,131	—	26,917,131
Total Foreign Government*	—	8,571,671	—	8,571,671
Total Municipals*	—	729,203	—	729,203
Total Short-Term Investments*	—	702,292	—	702,292
Securities Lending Reinvestments
Short-Term Investment Funds	4,500,000	—	—	4,500,000
Repurchase Agreements	—	1,982,115	—	1,982,115
Total Securities Lending Reinvestments	4,500,000	1,982,115	—	6,482,115
Total Investments	$4,500,000	$1,176,680,114	$—	$1,181,180,114
Collateral for Securities Loaned (Liability)	$—	$(6,482,115)	$—	$(6,482,115)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-171

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—42.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.9%
BAE Systems PLC	74,205	$2,160,033
BWX Technologies, Inc.	3,450	705,490
General Dynamics Corp.	2,617	898,207
Howmet Aerospace, Inc.	3,016	695,067
RTX Corp.	7,795	1,503,655
Safran SA	17,489	5,719,656
		11,682,108
Air Freight & Logistics — 0.1%
FedEx Corp.	2,263	806,035
Automobile Components — 0.2%
Continental AG	9,348	642,612
Fuyao Glass Industry Group Co. Ltd. - Class A	117,867	977,393
Sumitomo Electric Industries Ltd.	29,700	1,663,057
		3,283,062
Automobiles — 0.8%
Ferrari NV	2,067	696,725
Kia Corp.	11,917	1,147,042
Suzuki Motor Corp.	93,000	1,114,230
Tesla, Inc. (a)	13,292	4,941,301
Toyota Motor Corp.	157,000	3,254,499
		11,153,797
Banks — 3.7%
Abu Dhabi Islamic Bank PJSC	9,955	56,310
Al Rajhi Bank	32,429	923,526
Banco Bilbao Vizcaya Argentaria SA	81,604	1,781,115
Banco Santander SA	215,339	2,436,630
Bank Central Asia Tbk. PT	2,511,300	960,789
Bank of America Corp.	68,627	3,345,566
Bank Rakyat Indonesia Persero Tbk. PT	3,796,914	748,264
Capitec Bank Holdings Ltd.	6,667	1,636,821
Commonwealth Bank of Australia	7,759	906,306
Credicorp Ltd.	3,722	1,262,428
DBS Group Holdings Ltd.	123,670	5,495,071
Erste Group Bank AG	11,302	1,221,246
Fifth Third Bancorp	11,569	537,496
First Citizens BancShares, Inc. - Class A	250	471,165
Grupo Financiero Banorte SAB de CV - Class O	100,806	1,116,217
HDFC Bank Ltd.	177,063	1,414,533
HDFC Bank Ltd. (ADR)	23,452	583,486
Itau Unibanco Holding SA (ADR)	159,766	1,338,839
KBC Group NV	10,883	1,330,384
Kotak Mahindra Bank Ltd.	330,588	1,261,469
M&T Bank Corp. (b)	5,150	1,064,608
Mitsubishi UFJ Financial Group, Inc. (b)	282,400	4,771,336
NatWest Group PLC	380,979	2,826,885
Nordea Bank Abp	118,014	2,031,333
NU Holdings Ltd. - Class A (a)	113,172	1,626,282
Regions Financial Corp.	17,434	455,376
Sberbank of Russia PJSC † (a) (c) (d)	2,160	0
Standard Chartered PLC	84,824	1,761,611
U.S. Bancorp	36,173	1,881,358
UniCredit SpA	26,032	1,875,800
Security Description	Shares	Value
Banks—(Continued)
Wells Fargo & Co.	50,296	$4,004,065
		51,126,315
Beverages — 0.4%
Fomento Economico Mexicano SAB de CV (ADR)	7,384	820,067
Heineken NV	5,536	426,014
Keurig Dr. Pepper, Inc.	7,602	200,160
Kweichow Moutai Co. Ltd. - Class A	4,956	1,044,087
PepsiCo, Inc.	16,003	2,485,106
		4,975,434
Biotechnology — 0.8%
AbbVie, Inc.	23,380	5,084,916
Alnylam Pharmaceuticals, Inc. (a)	1,904	629,976
Gilead Sciences, Inc.	4,733	659,638
Insmed, Inc. (a)	6,398	1,046,201
Natera, Inc. (a)	3,036	607,170
Neurocrine Biosciences, Inc. (a)	5,533	728,917
Nuvalent, Inc. - Class A (a)	2,942	301,408
Regeneron Pharmaceuticals, Inc.	1,256	970,436
uniQure NV (a)	2,399	39,224
Vertex Pharmaceuticals, Inc. (a)	838	374,201
		10,442,087
Broadline Retail — 1.4%
Alibaba Group Holding Ltd.	69,200	1,089,382
Amazon.com, Inc. (a)	69,345	14,442,483
MercadoLibre, Inc. (a)	886	1,531,912
Next PLC	5,852	986,871
Sea Ltd. (ADR) (a)	8,627	714,402
		18,765,050
Building Products — 0.4%
Carlisle Cos., Inc.	1,013	337,957
Hayward Holdings, Inc. (a)	31,805	425,551
Kingspan Group PLC	9,233	779,350
Trane Technologies PLC	10,687	4,453,700
		5,996,558
Capital Markets — 1.8%
3i Group PLC	29,673	972,295
B3 SA - Brasil Bolsa Balcao	178,981	635,781
Charles Schwab Corp.	39,049	3,669,825
CME Group, Inc.	12,177	3,596,477
Deutsche Boerse AG	15,566	4,525,598
Goldman Sachs Group, Inc.	1,081	914,515
Hong Kong Exchanges & Clearing Ltd.	78,500	3,978,797
Interactive Brokers Group, Inc. - Class A	7,802	523,280
Intercontinental Exchange, Inc.	1,683	264,702
London Stock Exchange Group PLC	10,412	1,230,552
Morgan Stanley	16,631	2,736,964
Raymond James Financial, Inc.	4,053	586,834
Robinhood Markets, Inc. - Class A (a)	4,372	302,979
State Street Corp.	9,694	1,226,873
		25,165,472
BHFTI-172

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals — 0.3%
Air Liquide SA	9,918	$2,043,111
Linde PLC (b)	516	255,812
Novonesis (Novozymes) - B Shares	16,820	995,236
PPG Industries, Inc.	3,843	410,740
		3,704,899
Communications Equipment — 0.1%
Ciena Corp. (a)	2,188	849,447
Cisco Systems, Inc.	6,877	533,587
		1,383,034
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	635	875,659
Obayashi Corp.	53,400	1,285,981
Quanta Services, Inc.	1,994	1,094,746
WillScot Holdings Corp.	42,287	734,102
		3,990,488
Construction Materials — 0.0%
Martin Marietta Materials, Inc.	844	496,846
Consumer Finance — 0.3%
American Express Co.	9,008	2,724,740
Capital One Financial Corp.	8,324	1,518,547
		4,243,287
Consumer Staples Distribution & Retail — 0.7%
Bid Corp. Ltd. (b)	32,326	778,886
BJ's Wholesale Club Holdings, Inc. (a)	6,096	599,968
Casey's General Stores, Inc.	902	656,530
Koninklijke Ahold Delhaize NV	27,284	1,273,721
Performance Food Group Co. (a)	10,154	869,792
Raia Drogasil SA	73,710	334,835
Wal-Mart de Mexico SAB de CV	242,804	791,690
Walmart, Inc.	34,088	4,236,457
		9,541,879
Containers & Packaging — 0.1%
Packaging Corp. of America	3,258	691,413
Silgan Holdings, Inc. (b)	13,592	527,369
Smurfit Westrock PLC	14,268	568,580
		1,787,362
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	87,522	2,537,263
Deutsche Telekom AG	53,789	1,983,418
Koninklijke KPN NV	335,231	1,864,529
Telstra Group Ltd.	539,738	1,987,880
		8,373,090
Electric Utilities — 0.9%
Iberdrola SA	82,487	1,893,549
NextEra Energy, Inc.	61,187	5,683,049
PG&E Corp.	36,026	632,977
Southern Co. (b)	17,050	1,645,666
Security Description	Shares	Value
Electric Utilities—(Continued)
SSE PLC	32,970	$1,138,258
Xcel Energy, Inc.	12,451	989,107
		11,982,606
Electrical Equipment — 0.6%
AMETEK, Inc.	3,695	792,060
Contemporary Amperex Technology Co. Ltd. - Class A	21,600	1,266,050
Eaton Corp. PLC (b)	3,201	1,144,902
Emerson Electric Co.	5,100	668,202
Legrand SA	18,123	2,800,451
WEG SA	120,929	1,190,881
		7,862,546
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. - Class A	14,167	1,790,000
CDW Corp.	4,138	500,781
Delta Electronics, Inc.	52,761	2,348,271
Jabil, Inc.	2,549	677,091
Keyence Corp.	7,500	2,656,164
TD SYNNEX Corp.	3,503	590,991
Teledyne Technologies, Inc. (a)	873	528,174
		9,091,472
Energy Equipment & Services — 0.1%
Baker Hughes Co.	21,949	1,339,986
TechnipFMC PLC	10,421	720,404
		2,060,390
Entertainment — 0.7%
Live Nation Entertainment, Inc. (a) (b)	2,218	338,267
NetEase, Inc.	55,775	1,240,967
Netflix, Inc. (a)	17,020	1,636,473
Nintendo Co. Ltd.	17,900	1,021,389
ROBLOX Corp. - Class A (a)	2,465	139,420
Spotify Technology SA (a)	1,057	512,550
Take-Two Interactive Software, Inc. (a)	3,408	673,080
Tencent Music Entertainment Group (ADR)	25,779	239,229
Walt Disney Co.	41,912	4,039,479
Warner Music Group Corp. - Class A	12,259	313,095
		10,153,949
Financial Services — 1.1%
Berkshire Hathaway, Inc. - Class B (a)	6,533	3,130,613
Corpay, Inc. (a)	2,832	824,084
Fidelity National Information Services, Inc.	21,167	992,944
Mastercard, Inc. - Class A	17,627	8,807,507
MGIC Investment Corp.	24,182	634,777
Rocket Cos., Inc. - Class A (a)	14,255	203,134
		14,593,059
Food Products — 0.4%
Ajinomoto Co., Inc.	58,100	1,629,044
Mondelez International, Inc. - Class A	10,690	616,171
Nestle SA	27,340	2,711,826
BHFTI-173

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Food Products—(Continued)
Post Holdings, Inc. (a) (b)	7,108	$702,697
		5,659,738
Ground Transportation — 0.1%
JB Hunt Transport Services, Inc.	3,034	642,905
Union Pacific Corp.	3,678	892,356
		1,535,261
Health Care Equipment & Supplies — 0.6%
Hoya Corp.	9,300	1,604,212
Intuitive Surgical, Inc. (a)	1,427	657,833
Medtronic PLC	33,182	2,875,220
Stryker Corp.	7,481	2,458,182
		7,595,447
Health Care Providers & Services — 0.6%
Cencora, Inc.	5,640	1,771,750
Cigna Group	4,076	1,087,273
HCA Healthcare, Inc.	894	423,076
Henry Schein, Inc. (a)	8,681	639,790
Humana, Inc.	2,469	428,100
Labcorp Holdings, Inc.	3,743	998,670
UnitedHealth Group, Inc.	9,094	2,460,745
		7,809,404
Health Care REITs — 0.1%
Ventas, Inc. (b)	12,220	999,352
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	13,633	261,208
Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.	453	1,907,275
Compass Group PLC	56,673	1,574,588
Darden Restaurants, Inc.	1,776	348,167
DoorDash, Inc. - Class A (a)	3,834	575,675
H World Group Ltd. (ADR)	13,155	661,565
Hilton Worldwide Holdings, Inc.	2,089	635,223
InterContinental Hotels Group PLC	7,612	1,002,515
Marriott International, Inc. - Class A	1,190	389,213
McDonald's Corp.	16,763	5,209,773
Trip.com Group Ltd. (a)	19,050	942,200
Yum China Holdings, Inc. (b)	16,538	806,724
Yum! Brands, Inc.	18,156	2,822,895
		16,875,813
Household Durables — 0.4%
Garmin Ltd.	1,877	435,483
Midea Group Co. Ltd. - Class A	104,000	1,155,334
Mohawk Industries, Inc. (a)	3,791	373,262
Somnigroup International, Inc.	2,980	220,281
Sony Group Corp.	194,300	4,007,699
		6,192,059
Security Description	Shares	Value
Household Products — 0.1%
Procter & Gamble Co.	5,107	$737,655
Independent Power and Renewable Electricity Producers — 0.1%
RWE AG	19,102	1,272,265
Industrial Conglomerates — 0.5%
3M Co.	14,617	2,122,827
Bidvest Group Ltd.	19,454	262,533
Hitachi Ltd.	71,300	2,083,787
Siemens AG	12,211	2,896,332
		7,365,479
Industrial REITs — 0.0%
EastGroup Properties, Inc.	1,558	288,370
Insurance — 1.8%
AIA Group Ltd.	419,600	4,713,723
Allianz SE	5,002	2,072,768
Aon PLC - Class A	3,244	1,047,098
Arch Capital Group Ltd. (a)	3,972	381,272
Chubb Ltd.	1,901	619,593
HDFC Life Insurance Co. Ltd.	78,956	497,449
Kinsale Capital Group, Inc.	1,308	446,891
Loews Corp.	9,666	1,031,749
Marsh & McLennan Cos., Inc.	2,778	481,844
Medibank Pvt Ltd.	304,436	921,323
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,878	6,153,297
Ping An Insurance Group Co. of China Ltd. - Class H	149,500	1,165,858
Progressive Corp.	1,940	384,586
Tokio Marine Holdings, Inc.	86,700	4,048,699
Travelers Cos., Inc.	2,907	847,914
		24,814,064
Interactive Media & Services — 1.8%
Alphabet, Inc. - Class A	16,693	4,800,239
Alphabet, Inc. - Class C	19,877	5,701,916
Meta Platforms, Inc. - Class A	18,277	10,456,820
Reddit, Inc. - Class A (a)	1,711	230,386
Tencent Holdings Ltd.	58,400	3,686,903
		24,876,264
IT Services — 0.6%
Accenture PLC - Class A	9,283	1,840,726
Capgemini SE	7,907	924,208
Cloudflare, Inc. - Class A (a)	1,305	269,274
DigitalOcean Holdings, Inc. (a)	2,986	256,139
EPAM Systems, Inc. (a) (b)	2,496	337,958
GoDaddy, Inc. - Class A (a)	3,591	296,868
Infosys Ltd. (ADR) (b)	117,989	1,594,031
International Business Machines Corp.	1,455	352,678
Shopify, Inc. - Class A (a)	1,724	204,501
Snowflake, Inc. - Class A (a)	3,206	483,529
Tata Consultancy Services Ltd.	51,641	1,310,729
Twilio, Inc. - Class A (a)	2,794	351,541
		8,222,182
BHFTI-174

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services — 0.2%
IQVIA Holdings, Inc. (a)	5,499	$937,800
Lonza Group AG	1,056	675,617
Mettler-Toledo International, Inc. (a)	209	263,591
Thermo Fisher Scientific, Inc.	1,111	546,090
		2,423,098
Machinery — 1.1%
Atlas Copco AB - A Shares	165,587	2,912,504
Deere & Co.	935	526,686
Dover Corp.	11,480	2,393,006
IHI Corp.	37,000	756,200
ITT, Inc.	4,664	888,632
Kubota Corp.	54,700	863,114
Middleby Corp. (a)	4,071	539,733
Techtronic Industries Co. Ltd.	87,000	1,158,026
Volvo AB - B Shares (b)	153,684	5,013,921
		15,051,822
Media — 0.1%
Nexstar Media Group, Inc.	2,479	448,278
Omnicom Group, Inc. (b)	7,981	601,049
		1,049,327
Metals & Mining — 0.5%
Glencore PLC (a)	109,431	833,865
Rio Tinto Ltd.	10,806	1,214,960
Rio Tinto PLC	51,285	4,767,033
		6,815,858
Multi-Utilities — 0.3%
Dominion Energy, Inc.	20,014	1,237,265
Engie SA	76,563	2,468,406
Public Service Enterprise Group, Inc.	4,061	328,738
		4,034,409
Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.	5,358	1,108,570
ConocoPhillips	11,505	1,518,660
EOG Resources, Inc.	13,988	2,022,245
Exxon Mobil Corp.	37,595	6,378,368
Kinder Morgan, Inc.	13,936	467,274
Shell PLC	183,061	8,548,368
TotalEnergies SE	30,515	2,817,550
Williams Cos., Inc.	18,389	1,338,351
		24,199,386
Passenger Airlines — 0.1%
Ryanair Holdings PLC (ADR)	20,677	1,195,131
Southwest Airlines Co.	13,567	509,712
		1,704,843
Personal Care Products — 0.1%
elf Beauty, Inc. (a)	7,584	459,666
Kao Corp. (b)	33,200	1,297,295
		1,756,961
Security Description	Shares	Value
Pharmaceuticals — 1.8%
AstraZeneca PLC	19,255	$3,760,850
Bristol-Myers Squibb Co.	48,974	2,970,273
Eli Lilly & Co.	1,446	1,329,988
Johnson & Johnson	27,729	6,778,077
Merck & Co., Inc.	12,961	1,559,079
Novartis AG	18,473	2,804,747
Novo Nordisk AS - Class B	34,179	1,259,468
Roche Holding AG	6,969	2,751,820
UCB SA	2,807	845,499
		24,059,801
Professional Services — 0.2%
Andersen Group, Inc. - Class A (a)	6,043	164,370
Booz Allen Hamilton Holding Corp.	5,419	422,845
Paylocity Holding Corp. (a)	2,739	295,921
RELX PLC	32,684	1,084,240
TransUnion	8,891	615,168
		2,582,544
Real Estate Management & Development — 0.2%
CBRE Group, Inc. - Class A (a)	5,712	773,748
Mitsui Fudosan Co. Ltd.	122,600	1,297,667
Sumitomo Realty & Development Co. Ltd.	25,700	722,548
		2,793,963
Residential REITs — 0.1%
American Homes 4 Rent - Class A	17,370	484,970
AvalonBay Communities, Inc.	1,751	286,026
Mid-America Apartment Communities, Inc.	6,732	822,112
		1,593,108
Retail REITs — 0.1%
Regency Centers Corp.	12,279	929,029
Semiconductors & Semiconductor Equipment — 5.3%
Analog Devices, Inc.	2,298	731,086
ASE Technology Holding Co. Ltd.	152,000	1,667,423
ASML Holding NV (b)	7,671	10,153,621
Broadcom, Inc.	28,984	8,970,838
Infineon Technologies AG	57,676	2,534,180
NVIDIA Corp.	146,751	25,593,374
ON Semiconductor Corp. (a)	10,038	621,553
Realtek Semiconductor Corp.	49,000	744,360
SK Hynix, Inc.	6,567	3,571,743
Taiwan Semiconductor Manufacturing Co. Ltd.	226,000	12,740,849
Teradyne, Inc.	2,622	777,318
Texas Instruments, Inc.	7,157	1,389,460
Tokyo Electron Ltd.	10,600	2,592,252
		72,088,057
Software — 1.3%
AppLovin Corp. - Class A (a)	1,018	405,164
Crowdstrike Holdings, Inc. - Class A (a)	907	354,102
HubSpot, Inc. (a)	1,075	262,407
Intuit, Inc.	1,598	690,943
BHFTI-175

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Software—(Continued)
Microsoft Corp.	38,098	$14,102,737
Oracle Corp.	3,753	552,104
Palo Alto Networks, Inc. (a)	4,231	678,314
ServiceNow, Inc. (a)	11,264	1,177,651
		18,223,422
Specialized REITs — 0.3%
American Tower Corp.	9,392	1,620,872
Equinix, Inc.	564	552,855
Public Storage (b)	2,394	648,487
Rayonier, Inc. (b)	16,178	333,590
SBA Communications Corp.	2,574	443,011
		3,598,815
Specialty Retail — 1.0%
AutoZone, Inc. (a)	1,010	3,411,558
Best Buy Co., Inc.	7,956	510,775
Burlington Stores, Inc. (a)	4,322	1,406,292
Carvana Co. (a)	1,088	342,045
Industria de Diseno Textil SA (b)	19,151	1,101,106
Lowe's Cos., Inc.	19,148	4,524,290
Murphy USA, Inc.	1,171	578,439
TJX Cos., Inc.	6,557	1,047,153
Ulta Beauty, Inc. (a)	1,179	616,275
		13,537,933
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	58,164	14,761,441
Hewlett Packard Enterprise Co.	44,986	1,071,117
Quanta Computer, Inc.	80,000	706,931
Samsung Electronics Co. Ltd. (GDR)	1,969	5,584,084
Western Digital Corp.	2,159	583,988
		22,707,561
Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp.	30,000	797,738
Cie Financiere Richemont SA - Class A	10,227	1,822,378
Columbia Sportswear Co.	8,304	455,142
Kering SA	2,384	720,890
Kontoor Brands, Inc.	6,430	451,965
LVMH Moet Hennessy Louis Vuitton SE	4,111	2,285,162
NIKE, Inc. - Class B	3,559	187,986
		6,721,261
Tobacco — 0.3%
British American Tobacco PLC (b)	33,891	1,974,175
ITC Ltd.	228,287	705,429
Philip Morris International, Inc.	12,001	1,984,245
		4,663,849
Trading Companies & Distributors — 0.2%
ITOCHU Corp.	150,100	1,907,833
Security Description	Shares/ Principal Amount*	Value
Trading Companies & Distributors—(Continued)
United Rentals, Inc.	2,141	$1,559,847
		3,467,680
Total Common Stocks (Cost $499,032,282)		581,168,113

Convertible Bonds—18.7%
Aerospace/Defense — 0.1%
MTU Aero Engines AG
Zero Coupon, 07/15/33 (EUR)	1,400,000	1,491,887
Airlines — 0.4%
Deutsche Lufthansa AG
Zero Coupon, 09/10/32 (EUR)	1,600,000	1,828,613
International Consolidated Airlines Group SA
1.125%, 05/18/28 (EUR)	2,200,000	3,251,215
		5,079,828
Banks — 0.4%
Barclays Bank PLC
1.000%, 02/16/29	2,431,000	2,435,279
Barclays PLC
Zero Coupon, 01/20/31 (144A) (EUR)	700,000	857,413
Morgan Stanley Finance LLC
Zero Coupon, 03/21/28	1,100,000	1,592,800
		4,885,492
Building Materials — 0.1%
TCC Group Holdings Co. Ltd.
Zero Coupon, 03/28/30	900,000	882,450
Chemicals — 0.3%
LG Chem Ltd.
1.750%, 06/16/28	3,100,000	3,704,500
Commercial Services — 0.5%
Elis SA
2.250%, 09/22/29 (EUR)	1,100,000	1,926,523
Euronet Worldwide, Inc.
0.625%, 10/01/30 (144A)	2,591,000	2,254,170
Global Payments, Inc.
1.500%, 03/01/31 (b)	3,666,000	3,229,933
		7,410,626
Computers — 1.1%
Lenovo Group Ltd.
2.500%, 08/26/29	1,751,000	2,126,590
Western Digital Corp.
3.000%, 11/15/28	1,802,000	12,899,076
		15,025,666
Diversified Financial Services — 1.0%
Citigroup Global Markets Funding Luxembourg SCA
Zero Coupon, 03/15/28 (EUR)	800,000	940,269
BHFTI-176

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Convertible Bonds—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Citigroup Global Markets Holdings, Inc.
Zero Coupon, 10/10/28	1,000,000	$1,032,170
0.800%, 02/05/30 (144A) (EUR)	1,000,000	1,165,188
1.000%, 04/09/29 (144A) (EUR)	1,000,000	1,091,342
Euronext NV
1.500%, 05/30/32 (EUR)	1,100,000	1,278,271
Goldman Sachs Finance Corp. International Ltd.
Zero Coupon, 03/15/27	1,500,000	1,993,590
Zero Coupon, 03/13/28	1,400,000	1,550,478
Zero Coupon, 11/06/28	800,000	746,432
Zero Coupon, 05/07/30 (EUR)	1,200,000	1,859,522
Zero Coupon, 01/13/31 (EUR)	800,000	869,278
Merrill Lynch BV
0.100%, 04/28/30 (EUR)	1,000,000	1,034,733
		13,561,273
Electric — 3.1%
Alliant Energy Corp.
3.250%, 05/30/28 (144A)	2,904,000	3,076,711
CenterPoint Energy, Inc.
4.250%, 08/15/26	3,677,000	4,355,406
CMS Energy Corp.
3.375%, 05/01/28	3,712,000	4,194,560
Evergy, Inc.
4.500%, 12/15/27	3,831,000	5,168,019
Exelon Corp.
3.250%, 03/15/29 (144A)	1,161,000	1,199,984
FirstEnergy Corp.
3.875%, 01/15/31 (144A)	4,096,000	4,722,688
Iberdrola Finanzas SA
0.800%, 12/07/27 (EUR)	800,000	1,387,391
1.500%, 03/27/30 (EUR)	700,000	935,038
Pinnacle West Capital Corp.
4.750%, 06/15/27	675,000	772,875
PPL Capital Funding, Inc.
2.875%, 03/15/28	2,503,000	2,932,265
Southern Co.
4.500%, 06/15/27	6,002,000	6,666,978
WEC Energy Group, Inc.
4.375%, 06/01/29	5,626,000	6,959,362
		42,371,277
Electrical Components & Equipment — 0.6%
Legrand SA
1.500%, 06/23/33 (EUR)	2,300,000	2,874,592
Schneider Electric SE
1.970%, 11/27/30 (EUR)	3,900,000	5,590,050
		8,464,642
Electronics — 0.2%
Avnet, Inc.
1.750%, 09/01/30 (144A) (b)	768,000	832,512
Hon Hai Precision Industry Co. Ltd.
Zero Coupon, 08/05/26	2,100,000	2,464,875
		3,297,387
Security Description	Principal Amount*	Value
Engineering & Construction — 0.8%
Cellnex Telecom SA
0.500%, 07/05/28 (EUR)	4,100,000	$4,969,680
2.125%, 08/11/30 (EUR)	2,600,000	3,153,840
Ferrovial SE
0.750%, 05/20/31 (EUR)	1,000,000	1,160,684
Vinci SA
0.700%, 02/18/30 (EUR)	1,900,000	2,336,866
		11,621,070
Gas — 0.1%
Snam SpA
1.750%, 01/14/31 (EUR)	1,000,000	1,152,811
Healthcare-Products — 0.1%
Envista Holdings Corp.
1.750%, 08/15/28	1,346,000	1,335,064
Healthcare-Services — 0.1%
Fresenius SE & Co. KGaA
Zero Coupon, 03/11/28 (EUR)	900,000	1,005,239
Home Builders — 0.1%
Meritage Homes Corp.
1.750%, 05/15/28	1,706,000	1,642,878
Internet — 2.2%
Alibaba Group Holding Ltd.
Zero Coupon, 07/09/32 (HKD)	23,000,000	3,030,021
0.500%, 06/01/31	5,509,000	7,640,983
Baidu, Inc.
Zero Coupon, 03/12/32	4,600,000	4,192,900
JD.com, Inc.
0.250%, 06/01/29	4,169,000	4,146,070
Meituan
Zero Coupon, 04/27/28	2,900,000	2,909,204
Uber Technologies, Inc.
Zero Coupon, 05/15/28 (144A)	2,459,000	2,397,525
0.875%, 12/01/28	4,434,000	5,331,885
Weibo Corp.
1.375%, 12/01/30	781,000	822,784
		30,471,372
Investment Companies — 0.3%
HAT Holdings I LLC/HAT Holdings II LLC
3.750%, 08/15/28 (144A)	1,181,000	1,677,611
Simon Global Development BV
3.500%, 11/14/26 (EUR)	2,100,000	2,903,861
		4,581,472
Iron/Steel — 0.1%
JFE Holdings, Inc.
Zero Coupon, 09/28/28 (JPY)	300,000,000	1,864,308
Lodging — 0.1%
Accor SA
0.700%, 12/07/27 (EUR)	3,101,600	1,877,273
BHFTI-177

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Convertible Bonds—(Continued)
Security Description	Principal Amount*	Value
Mining — 0.7%
Gold Pole Capital Co. Ltd.
1.000%, 06/25/29	5,000,000	$9,110,000
Oil & Gas — 0.6%
Deep Development Ltd.
0.750%, 05/20/32 (HKD)	21,000,000	2,836,173
Eni SpA
2.950%, 09/14/30 (EUR) (e)	2,900,000	4,811,042
		7,647,215
Pharmaceuticals — 0.4%
Zoetis, Inc.
0.250%, 06/15/29 (144A)	4,986,000	4,948,605
Real Estate — 0.7%
Fastighets AB Balder
3.500%, 02/23/28 (EUR)	1,400,000	1,695,240
LEG Properties BV
1.000%, 09/04/30 (EUR)	2,200,000	2,454,873
TAG Immobilien AG
0.625%, 03/11/31 (EUR)	1,700,000	2,019,532
Vonovia SE
0.875%, 05/20/32 (EUR)	3,400,000	3,722,131
		9,891,776
Real Estate Investment Trusts — 2.0%
Boston Properties LP
2.000%, 10/01/30 (144A)	2,592,000	2,352,240
CIP Funding Pty. Ltd.
3.500%, 09/03/30 (AUD)	900,000	609,468
COPT Defense Properties LP
5.250%, 09/15/28 (144A)	1,207,000	1,400,966
DEXUS Finance Pty. Ltd.
3.500%, 11/24/27 (AUD)	900,000	634,306
Digital Realty Trust LP
1.875%, 11/15/29 (144A)	3,184,000	3,370,679
Federal Realty OP LP
3.250%, 01/15/29 (144A) (b)	1,359,000	1,389,010
Realty Income Corp.
3.500%, 01/15/29 (144A)	2,147,000	2,191,013
Rexford Industrial Realty LP
4.125%, 03/15/29 (144A)	2,934,000	2,876,787
Ventas Realty LP
3.750%, 06/01/26	1,649,000	2,451,898
Welltower OP LLC
2.750%, 05/15/28 (144A)	2,829,000	5,867,346
3.125%, 07/15/29 (144A)	2,521,000	3,990,233
		27,133,946
Retail — 0.3%
Anllian Capital 2 Ltd.
Zero Coupon, 12/05/29 (EUR)	3,900,000	4,376,069
Semiconductors — 1.0%
SK Hynix, Inc.
1.750%, 04/11/30	1,800,000	11,475,000
Security Description	Principal Amount*	Value
Semiconductors—(Continued)
STMicroelectronics NV
Zero Coupon, 08/04/27	2,000,000	$2,032,102
		13,507,102
Software — 1.0%
Akamai Technologies, Inc.
0.250%, 05/15/33 (144A) (b)	3,893,000	5,391,805
0.375%, 09/01/27 (b)	3,989,000	4,621,256
1.125%, 02/15/29	3,007,000	3,436,400
		13,449,461
Telecommunications — 0.1%
Xiaomi Best Time International Ltd.
Zero Coupon, 12/17/27	1,600,000	1,664,800
Water — 0.2%
American Water Capital Corp.
3.625%, 06/15/26	2,650,000	2,644,170
Total Convertible Bonds (Cost $238,096,142)		256,099,659

Corporate Bonds & Notes—12.1%
Aerospace/Defense — 0.2%
BAE Systems PLC
1.900%, 02/15/31 (144A)	200,000	176,255
Boeing Co.
3.250%, 03/01/28	100,000	97,841
3.825%, 03/01/59	79,000	52,874
3.950%, 08/01/59	325,000	224,240
5.150%, 05/01/30	150,000	152,511
5.805%, 05/01/50	80,000	77,338
6.528%, 05/01/34	65,000	70,807
7.008%, 05/01/64	76,000	84,020
GE Capital Funding LLC
4.550%, 05/15/32	200,000	199,443
Honeywell Aerospace, Inc.
4.600%, 03/16/33 (144A)	380,000	375,641
4.950%, 03/16/36 (144A)	385,000	381,998
5.732%, 03/16/56 (144A)	280,000	276,766
Howmet Aerospace, Inc.
4.750%, 04/15/36	115,000	111,798
L3Harris Technologies, Inc.
5.250%, 06/01/31	80,000	81,858
5.400%, 07/31/33	100,000	102,599
Lockheed Martin Corp.
5.700%, 11/15/54 (b)	150,000	149,762
RTX Corp.
1.900%, 09/01/31	347,000	301,981
4.150%, 05/15/45	253,000	206,815
4.875%, 10/15/40	240,000	227,743
		3,352,290
BHFTI-178

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Agriculture — 0.4%
Altria Group, Inc.
2.450%, 02/04/32	360,000	$315,896
3.400%, 02/04/41	274,000	206,820
5.625%, 02/06/35	210,000	215,089
BAT Capital Corp.
3.734%, 09/25/40	229,000	182,007
4.390%, 08/15/37	151,000	137,189
4.540%, 08/15/47	141,000	114,482
5.834%, 02/20/31	89,000	93,136
7.079%, 08/02/43	234,000	257,208
Bunge Ltd. Finance Corp.
3.200%, 04/21/31	200,000	186,539
4.650%, 09/17/34 (b)	156,000	151,031
4.800%, 03/19/33	275,000	271,449
5.150%, 03/19/36	350,000	345,248
Imperial Brands Finance PLC
5.500%, 02/01/30 (144A)	560,000	574,361
5.875%, 07/01/34 (144A) (b)	440,000	452,554
Japan Tobacco, Inc.
5.850%, 06/15/35 (144A) (b)	205,000	215,125
Philip Morris International, Inc.
3.875%, 08/21/42	59,000	47,347
4.625%, 10/29/35	435,000	418,457
4.750%, 11/01/31	285,000	286,296
5.375%, 02/15/33	347,000	356,627
		4,826,861
Airlines — 0.2%
Air Canada Pass-Through Trust
3.550%, 07/15/31 (144A)	431,200	409,868
3.600%, 09/15/28 (144A)	62,735	61,866
3.750%, 06/15/29 (144A)	325,138	321,150
American Airlines Pass-Through Trust
3.200%, 12/15/29	233,800	227,782
3.600%, 03/22/29	105,243	103,977
4.100%, 07/15/29	73,991	72,659
British Airways Pass-Through Trust
3.300%, 06/15/34 (144A)	91,230	86,284
4.125%, 03/20/33 (144A)	274,534	265,308
Delta Air Lines Pass-Through Trust
3.625%, 01/30/29	70,445	69,586
United Airlines Pass-Through Trust
3.450%, 06/01/29	270,323	264,943
3.700%, 09/01/31	43,463	41,757
4.150%, 02/25/33	137,550	134,543
5.450%, 08/15/38	182,311	185,765
5.875%, 08/15/38	202,985	208,558
		2,454,046
Auto Manufacturers — 0.2%
Ford Motor Co.
3.250%, 02/12/32	383,000	332,655
Ford Motor Credit Co. LLC
5.800%, 03/08/29	405,000	409,568
7.200%, 06/10/30	214,000	225,412
Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
General Motors Co.
5.950%, 04/01/49	76,000	$71,115
General Motors Financial Co., Inc.
5.450%, 01/08/36 (b)	180,000	177,306
5.900%, 01/07/35	290,000	295,187
5.950%, 04/04/34	169,000	173,650
6.100%, 01/07/34	169,000	175,549
6.150%, 07/15/35	80,000	82,727
Stellantis Finance U.S., Inc.
6.450%, 03/18/35 (144A)	200,000	197,013
Volkswagen Group of America Finance LLC
5.800%, 03/27/35 (144A)	200,000	199,883
		2,340,065
Auto Parts & Equipment — 0.0%
Qnity Electronics, Inc.
5.750%, 08/15/32 (144A)	101,000	101,120
Banks — 3.7%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (f)	300,000	283,957
AIB Group PLC
5.320%, SOFR + 1.650%, 05/15/31 (144A) (f)	461,000	469,289
6.608%, SOFR + 2.330%, 09/13/29 (144A) (f)	200,000	209,318
Banco Bilbao Vizcaya Argentaria SA
5.127%, 03/03/36	400,000	389,085
Banco Santander SA
5.588%, 08/08/28 (b)	400,000	409,729
Bank of America Corp.
2.687%, SOFR + 1.320%, 04/22/32 (f)	1,040,000	942,467
3.846%, 5Y H15 + 2.000%, 03/08/37 (b) (f)	107,000	99,114
3.974%, 3M TSFR + 1.472%, 02/07/30 (f)	1,067,000	1,052,319
4.571%, SOFR + 1.830%, 04/27/33 (f)	85,000	83,514
5.045%, SOFR + 1.130%, 02/06/37 (b) (f)	1,038,000	1,024,192
5.202%, SOFR + 1.630%, 04/25/29 (f)	898,000	910,787
5.288%, SOFR + 1.910%, 04/25/34 (f)	205,000	207,492
5.511%, SOFR + 1.310%, 01/24/36 (f)	240,000	244,747
5.518%, SOFR + 1.738%, 10/25/35 (f)	115,000	114,997
6.250%, 5Y H15 + 2.351%, 07/26/30 (f)	193,000	194,162
Bank of Ireland Group PLC
5.601%, SOFR + 1.620%, 03/20/30 (144A) (f)	460,000	471,744
Bank of New York Mellon Corp.
6.474%, SOFR + 1.845%, 10/25/34 (f)	150,000	163,953
Bank of Nova Scotia
4.813%, SOFR + 1.045%, 02/02/34 (f)	100,000	98,580
Banque Federative du Credit Mutuel SA
4.541%, 01/15/31 (144A) (b)	200,000	197,233
Barclays PLC
5.207%, SOFR + 1.506%, 02/24/37 (b) (f)	565,000	546,799
6.224%, SOFR + 2.980%, 05/09/34 (f)	230,000	241,202
BNP Paribas SA
3.132%, SOFR + 1.561%, 01/20/33 (144A) (f)	270,000	242,719
4.792%, SOFR + 1.450%, 05/09/29 (144A) (f)	200,000	200,711
5.335%, 1Y H15 + 1.500%, 06/12/29 (144A) (f)	205,000	208,303
5.497%, SOFR + 1.590%, 05/20/30 (144A) (f)	260,000	266,244
5.786%, SOFR + 1.620%, 01/13/33 (144A) (f)	200,000	206,604
BHFTI-179

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
BNP Paribas SA
7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (f)	300,000	$309,446
BPCE SA
4.760%, SOFR + 1.267%, 01/13/32 (144A) (f)	250,000	246,536
6.027%, SOFR + 1.956%, 05/28/36 (144A) (f)	250,000	255,607
6.293%, SOFR + 2.040%, 01/14/36 (144A) (f)	250,000	261,660
6.714%, SOFR + 2.270%, 10/19/29 (144A) (f)	250,000	261,517
CaixaBank SA
6.684%, SOFR + 2.080%, 09/13/27 (144A) (f)	288,000	290,685
6.840%, SOFR + 2.770%, 09/13/34 (144A) (f)	808,000	879,985
Citigroup, Inc.
2.520%, SOFR + 1.177%, 11/03/32 (f)	578,000	509,635
2.561%, SOFR + 1.167%, 05/01/32 (f)	240,000	214,690
3.980%, 3M TSFR + 1.600%, 03/20/30 (f)	667,000	656,235
4.503%, SOFR + 1.171%, 09/11/31 (f)	319,000	315,374
4.542%, SOFR + 1.338%, 09/19/30 (f)	102,000	101,646
4.952%, SOFR + 1.463%, 05/07/31 (b) (f)	600,000	603,889
5.174%, SOFR + 1.488%, 09/11/36 (b) (f)	450,000	446,082
5.333%, SOFR + 1.465%, 03/27/36 (f)	289,000	289,880
5.827%, SOFR + 2.056%, 02/13/35 (f)	203,000	205,667
6.750%, 5Y H15 + 2.572%, 02/15/30 (f)	290,000	289,869
6.875%, 5Y H15 + 2.890%, 08/15/30 (f)	168,000	169,186
6.950%, 5Y H15 + 2.726%, 02/15/30 (f)	187,000	188,389
7.125%, 5Y H15 + 2.693%, 08/15/29 (f)	64,000	64,629
Credit Agricole SA
4.656%, SOFR + 1.170%, 01/12/32 (144A) (f)	250,000	246,563
Danske Bank AS
4.613%, 1Y H15 + 1.100%, 10/02/30 (144A) (f)	200,000	199,409
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (f)	200,000	205,702
Deutsche Bank AG
4.469%, SOFR + 1.100%, 12/10/31 (b) (f)	150,000	147,485
4.725%, SOFR + 1.135%, 02/06/32 (f)	150,000	147,717
4.950%, SOFR + 1.300%, 08/04/31 (f)	490,000	488,154
5.297%, SOFR + 1.720%, 05/09/31 (f)	525,000	530,418
5.373%, SOFR + 1.210%, 01/10/29 (f)	155,000	156,785
6.819%, SOFR + 2.510%, 11/20/29 (f)	150,000	157,495
7.079%, SOFR + 3.650%, 02/10/34 (f)	225,000	241,106
Fifth Third Bancorp
4.337%, SOFR + 1.660%, 04/25/33 (b) (f)	120,000	115,641
4.566%, SOFR + 0.950%, 04/29/32 (f)	125,000	122,531
5.141%, SOFR + 1.240%, 01/29/37 (f)	75,000	73,059
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (f)	400,000	353,109
4.017%, 3M TSFR + 1.635%, 10/31/38 (f)	322,000	281,091
4.369%, SOFR + 1.060%, 10/21/31 (b) (f)	290,000	284,353
4.411%, 3M TSFR + 1.692%, 04/23/39 (f)	140,000	125,381
4.516%, SOFR + 0.960%, 01/21/32 (f)	490,000	482,573
4.692%, SOFR + 1.135%, 10/23/30 (f)	232,000	232,182
4.939%, SOFR + 1.330%, 10/21/36 (f)	95,000	92,000
5.065%, SOFR + 1.190%, 01/21/37 (f)	292,000	285,480
5.207%, SOFR + 1.078%, 01/28/31 (b) (f)	305,000	309,891
5.218%, SOFR + 1.580%, 04/23/31 (f)	829,000	842,981
5.330%, SOFR + 1.550%, 07/23/35 (f)	693,000	695,347
5.387%, 5Y H15 + 1.180%, 02/02/41 (f)	410,000	396,122
5.536%, SOFR + 1.380%, 01/28/36 (f)	91,000	92,500
5.541%, SOFR + 1.320%, 01/21/47 (f)	110,000	104,825
Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc.
6.484%, SOFR + 1.770%, 10/24/29 (f)	1,448,000	$1,514,817
HSBC Holdings PLC
4.675%, SOFR + 1.210%, 03/10/32 (f)	730,000	720,326
5.130%, SOFR + 1.040%, 11/19/28 (f)	230,000	231,677
5.210%, SOFR + 2.610%, 08/11/28 (b) (f)	310,000	312,505
5.240%, SOFR + 1.570%, 05/13/31 (f)	1,250,000	1,267,606
5.279%, SOFR + 1.550%, 03/10/37 (b) (f)	495,000	486,109
5.286%, SOFR + 1.290%, 11/19/30 (f)	200,000	203,630
Huntington Bancshares, Inc.
5.272%, SOFR + 1.276%, 01/15/31 (f)	50,000	50,758
5.709%, SOFR + 1.870%, 02/02/35 (f)	200,000	204,083
6.208%, SOFR + 2.020%, 08/21/29 (f)	154,000	159,763
ING Groep NV
4.657%, SOFR + 1.010%, 03/25/29 (f)	355,000	355,955
Intesa Sanpaolo SpA
4.950%, 1Y H15 + 2.750%, 06/01/42 (144A) (f)	435,000	364,314
KBC Group NV
4.454%, 1Y H15 + 0.850%, 09/23/31 (144A) (f)	200,000	196,872
Keybank National Association
3.900%, 04/13/29 (b)	339,000	330,726
KeyCorp
4.789%, SOFR + 2.060%, 06/01/33 (f)	256,000	250,165
5.121%, SOFR + 1.227%, 04/04/31 (f)	85,000	85,839
5.305%, SOFR + 1.367%, 01/28/37 (f)	35,000	34,277
Lloyds Banking Group PLC
4.943%, 1Y H15 + 0.970%, 11/04/36 (f)	200,000	193,039
M&T Bank Corp.
5.385%, SOFR + 1.610%, 01/16/36 (f)	152,000	150,749
6.082%, SOFR + 2.260%, 03/13/32 (b) (f)	324,000	339,644
Mellon Capital IV
4.512%, 3M TSFR + 0.827%, 01/30/26 (f)	72,000	59,544
Mitsubishi UFJ Financial Group, Inc.
4.505%, 1Y H15 + 0.800%, 01/14/32 (f)	275,000	271,015
4.527%, 1Y H15 + 0.800%, 09/12/31 (f)	270,000	267,464
5.159%, 1Y H15 + 1.170%, 04/24/31 (f)	200,000	202,846
Mizuho Financial Group, Inc.
2.869%, 3M TSFR + 1.572%, 09/13/30 (f)	200,000	188,571
5.323%, 1Y H15 + 1.070%, 07/08/36 (f)	200,000	200,885
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (f)	440,000	381,013
2.484%, SOFR + 1.360%, 09/16/36 (f)	778,000	669,382
2.511%, SOFR + 1.200%, 10/20/32 (f)	338,000	298,434
4.356%, SOFR + 1.074%, 10/22/31 (f)	206,000	201,878
4.493%, SOFR + 0.950%, 01/16/32 (f)	160,000	157,310
4.654%, SOFR + 1.100%, 10/18/30 (f)	364,000	363,850
4.708%, SOFR + 1.195%, 03/12/32 (f)	825,000	819,445
4.892%, SOFR + 1.314%, 10/22/36 (f)	249,000	240,710
5.042%, SOFR + 1.215%, 07/19/30 (f)	219,000	221,533
5.073%, SOFR + 1.184%, 01/30/37 (b) (f)	437,000	428,137
5.192%, SOFR + 1.510%, 04/17/31 (f)	198,000	200,949
5.230%, SOFR + 1.108%, 01/15/31 (b) (f)	280,000	284,307
5.314%, 5Y H15 + 1.170%, 01/18/41 (f)	125,000	120,665
5.320%, SOFR + 1.555%, 07/19/35 (f)	65,000	65,225
5.466%, SOFR + 1.730%, 01/18/35 (b) (f)	222,000	225,669
5.656%, SOFR + 1.260%, 04/18/30 (f)	280,000	288,042
BHFTI-180

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley
5.900%, SOFR + 1.782%, 03/13/47 (f)	75,000	$74,652
Morgan Stanley Private Bank NA
4.465%, SOFR + 1.020%, 11/19/31 (f)	300,000	295,344
4.734%, SOFR + 1.080%, 07/18/31 (f)	285,000	284,117
NatWest Group PLC
5.076%, 01/27/30	200,000	202,203
8.125%, 5Y H15 + 3.752%, 11/10/33 (f)	200,000	216,505
NatWest Markets PLC
4.412%, 11/06/30 (144A)	260,000	256,450
5.410%, 05/17/29 (144A)	200,000	205,326
PNC Financial Services Group, Inc.
3.400%, 5Y H15 + 2.595%, 09/15/26 (f)	7,000	6,889
5.068%, SOFR + 1.933%, 01/24/34 (f)	209,000	208,956
5.373%, SOFR + 1.417%, 07/21/36 (b) (f)	190,000	190,829
5.423%, 5Y H15 + 1.170%, 01/25/41 (f)	175,000	171,439
6.875%, SOFR + 2.284%, 10/20/34 (f)	279,000	308,231
Royal Bank of Canada
4.650%, SOFR + 1.080%, 10/18/30 (f)	100,000	100,234
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (f)	215,000	222,147
Santander U.K. Group Holdings PLC
4.858%, SOFR + 1.554%, 09/11/30 (f)	635,000	636,381
5.694%, SOFR + 1.524%, 04/15/31 (f)	300,000	308,546
Societe Generale SA
5.400%, SOFR + 1.601%, 04/10/37 (144A) (f)	250,000	241,857
5.439%, SOFR + 1.730%, 10/03/36 (144A) (f)	200,000	195,678
5.512%, SOFR + 1.650%, 05/22/31 (144A) (b) (f)	315,000	321,573
6.446%, 1Y H15 + 2.550%, 01/10/29 (144A) (f)	200,000	205,862
Standard Chartered PLC
7.018%, 1Y H15 + 2.200%, 02/08/30 (144A) (f)	585,000	621,090
State Street Corp.
4.784%, SOFR + 1.215%, 10/23/36 (f)	45,000	43,737
6.700%, 5Y H15 + 2.628%, 09/15/29 (f)	249,000	255,856
Sumitomo Mitsui Financial Group, Inc.
4.494%, SOFR + 1.020%, 01/15/32 (f)	200,000	196,961
Toronto-Dominion Bank
4.928%, 10/15/35	200,000	196,770
5.298%, 01/30/32	80,000	82,170
Truist Financial Corp.
4.964%, SOFR + 1.395%, 10/23/36 (b) (f)	330,000	319,640
5.122%, SOFR + 1.852%, 01/26/34 (f)	520,000	518,601
7.161%, SOFR + 2.446%, 10/30/29 (f)	117,000	124,352
U.S. Bancorp
5.083%, SOFR + 1.296%, 05/15/31 (f)	90,000	91,292
5.836%, SOFR + 2.260%, 06/12/34 (f)	258,000	269,282
UBS Group AG
4.398%, SOFR + 1.060%, 09/23/31 (144A) (f)	200,000	196,348
4.844%, SOFR + 1.290%, 11/06/33 (144A) (b) (f)	435,000	427,862
5.010%, SOFR + 1.340%, 03/23/37 (144A) (f)	200,000	193,412
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (f)	200,000	213,165
9.250%, 5Y H15 + 4.758%, 11/13/33 (144A) (f)	200,000	225,248
UniCredit SpA
3.127%, 1Y H15 + 1.550%, 06/03/32 (144A) (f)	291,000	267,373
5.459%, 5Y H15 + 4.750%, 06/30/35 (144A) (f)	295,000	294,469
Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
4.960%, SOFR + 1.100%, 01/23/37 (b) (f)	1,041,000	$1,014,082
5.150%, SOFR + 1.500%, 04/23/31 (f)	928,000	943,856
5.198%, SOFR + 1.500%, 01/23/30 (f)	150,000	152,351
5.211%, SOFR + 1.380%, 12/03/35 (f)	175,000	174,226
5.244%, SOFR + 1.110%, 01/24/31 (f)	335,000	341,493
5.557%, SOFR + 1.990%, 07/25/34 (f)	1,116,000	1,143,750
5.605%, SOFR + 1.740%, 04/23/36 (f)	586,000	599,670
6.125%, 5Y H15 + 2.340%, 06/15/31 (f)	203,000	203,764
		50,823,535
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	190,000	185,055
Anheuser-Busch InBev Worldwide, Inc.
4.950%, 01/15/42	175,000	163,248
Keurig Dr. Pepper, Inc.
3.350%, 03/15/51	82,000	52,570
Maple Parent Holdings Corp.
5.050%, 03/26/31 (144A) (b)	78,000	77,670
5.700%, 03/26/36 (144A)	93,000	92,404
6.625%, 03/26/56 (144A)	37,000	36,638
		607,585
Biotechnology — 0.1%
Amgen, Inc.
2.450%, 02/21/30	221,000	205,234
3.150%, 02/21/40	47,000	36,555
4.200%, 02/22/52	320,000	248,636
4.663%, 06/15/51	45,000	37,754
4.850%, 02/19/36 (b)	153,000	150,327
4.875%, 03/01/53 (b)	290,000	251,221
5.650%, 03/02/53	249,000	241,167
5.750%, 03/02/63	156,000	150,057
Biogen, Inc.
5.750%, 05/15/35	75,000	77,561
6.450%, 05/15/55	360,000	373,563
Gilead Sciences, Inc.
2.600%, 10/01/40	120,000	86,855
		1,858,930
Building Materials — 0.0%
CRH America Finance, Inc.
4.400%, 02/09/31	65,000	64,056
Chemicals — 0.1%
CF Industries, Inc.
4.950%, 06/01/43	37,000	33,010
DuPont de Nemours, Inc.
5.319%, 11/15/38 (b)	331,000	326,101
5.419%, 11/15/48	16,000	14,807
EIDP, Inc.
5.125%, 05/15/32	245,000	248,521
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A) (b)	90,000	80,180
BHFTI-181

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Chemicals—(Continued)
LYB International Finance III LLC
3.375%, 10/01/40	170,000	$123,045
5.875%, 01/15/36	220,000	220,727
		1,046,391
Commercial Services — 0.2%
Element Fleet Management Corp.
5.037%, 03/25/30 (144A)	50,000	50,460
6.319%, 12/04/28 (144A) (b)	150,000	156,293
Ford Foundation
2.815%, 06/01/70	55,000	30,662
Global Payments, Inc.
2.900%, 11/15/31	283,000	247,976
3.200%, 08/15/29	99,000	93,373
4.875%, 11/15/30 (b)	875,000	859,286
5.200%, 11/15/32	110,000	106,778
5.550%, 11/15/35	300,000	289,092
Pepperdine University
3.301%, 12/01/59	100,000	63,150
Quanta Services, Inc.
2.350%, 01/15/32	115,000	100,166
2.900%, 10/01/30	70,000	64,928
4.500%, 01/15/31	295,000	292,596
5.100%, 08/09/35	250,000	246,566
5.250%, 08/09/34	306,000	307,833
University of Southern California
3.226%, 10/01/2120	100,000	55,459
Verisk Analytics, Inc.
4.450%, 03/15/31	156,000	153,405
		3,118,023
Computers — 0.1%
Accenture Capital, Inc.
4.500%, 10/04/34	30,000	29,006
Apple, Inc.
2.950%, 09/11/49	120,000	78,596
Dell International LLC/EMC Corp.
5.300%, 04/01/32 (b)	185,000	187,872
Leidos, Inc.
4.375%, 05/15/30	497,000	488,966
5.000%, 03/15/36 (b)	220,000	212,698
5.400%, 03/15/32	144,000	146,786
5.750%, 03/15/33	90,000	93,297
		1,237,221
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.200%, 03/22/63	76,000	68,066
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (b)	705,000	678,622
4.625%, 09/10/29 (b)	150,000	149,704
4.750%, 01/15/33	150,000	145,794
Aircastle Ltd./Aircastle Ireland DAC
5.250%, 03/15/30 (144A)	150,000	151,234
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
American Express Co.
4.804%, SOFR + 1.237%, 10/24/36 (b) (f)	45,000	$43,511
4.918%, SOFR + 1.220%, 07/20/33 (f)	100,000	100,183
5.442%, SOFR + 1.320%, 01/30/36 (f)	80,000	81,436
5.667%, SOFR + 1.790%, 04/25/36 (f)	80,000	82,682
Aviation Capital Group LLC
5.125%, 04/10/30 (144A)	65,000	65,339
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	95,000	91,781
4.200%, 04/15/29 (144A)	45,000	44,157
4.700%, 01/30/31 (144A)	190,000	186,180
4.850%, 04/01/33 (144A)	266,000	254,819
4.950%, 01/15/28 (144A)	43,000	43,141
4.950%, 10/15/32 (144A)	100,000	97,398
5.150%, 01/15/30 (144A)	577,000	579,084
5.375%, 05/30/30 (144A)	330,000	333,598
5.750%, 03/01/29 (144A) (b)	20,000	20,452
5.750%, 11/15/29 (144A)	90,000	92,217
Capital One Financial Corp.
5.197%, SOFR + 1.630%, 09/11/36 (f)	95,000	92,096
Charles Schwab Corp.
4.914%, SOFR + 1.230%, 11/14/36 (f)	300,000	291,604
Equitable America Global Funding
4.700%, 09/15/32 (144A)	402,000	390,429
Macquarie Airfinance Holdings Ltd.
5.150%, 03/17/30 (144A)	13,000	12,933
5.200%, 03/27/28 (144A)	44,000	44,159
		4,072,553
Electric — 1.6%
AES Corp.
5.450%, 06/01/28 (b)	180,000	181,647
5.800%, 03/15/32	195,000	196,089
Alliant Energy Corp.
5.750%, 5Y H15 + 2.077%, 04/01/56 (f)	80,000	77,780
Arizona Public Service Co.
4.700%, 01/15/44	50,000	41,844
Baltimore Gas & Electric Co.
2.900%, 06/15/50	106,000	66,614
3.200%, 09/15/49	66,000	43,619
5.400%, 06/01/53	85,000	79,918
Cleveland Electric Illuminating Co.
4.550%, 11/15/30 (144A)	60,000	59,246
CMS Energy Corp.
3.750%, 5Y H15 + 2.900%, 12/01/50 (f)	96,000	87,577
Commonwealth Edison Co.
3.700%, 03/01/45	71,000	54,127
4.700%, 01/15/44	133,000	116,650
Consolidated Edison Co. of New York, Inc.
4.650%, 12/01/48	30,000	25,517
Constellation Energy Generation LLC
5.600%, 06/15/42	212,000	207,754
5.750%, 10/01/41	120,000	120,074
6.500%, 10/01/53	180,000	191,028
Consumers Energy Co.
3.950%, 05/15/43	147,000	119,171
BHFTI-182

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Dominion Energy, Inc.
3.300%, 04/15/41	190,000	$140,947
4.700%, 12/01/44	71,000	60,366
4.900%, 08/01/41	147,000	131,142
6.000%, 5Y H15 + 2.262%, 02/15/56 (f)	324,000	321,935
6.875%, 5Y H15 + 2.386%, 02/01/55 (f)	80,000	82,334
DTE Energy Co.
5.200%, 04/01/30 (b)	385,000	392,648
Duke Energy Carolinas LLC
4.000%, 09/30/42	303,000	248,470
Duke Energy Corp.
5.700%, 09/15/55	159,000	150,258
6.100%, 09/15/53	210,000	210,597
Duke Energy Indiana LLC
3.750%, 05/15/46	77,000	58,934
5.250%, 03/01/34	154,000	157,710
5.400%, 04/01/53	115,000	106,773
Duke Energy Ohio, Inc.
5.300%, 06/15/35	310,000	314,062
5.550%, 03/15/54	103,000	98,605
Duquesne Light Holdings, Inc.
3.616%, 08/01/27 (144A)	169,000	166,903
Edison International
5.250%, 03/15/32 (b)	142,000	140,540
Electricite de France SA
6.375%, 01/13/55 (144A)	195,000	199,163
Emera U.S. Finance LLC
5.200%, 04/01/33	295,000	293,354
Emera U.S. Finance LP
2.639%, 06/15/31	213,000	189,991
4.750%, 06/15/46	267,000	220,266
ENEL Finance International NV
2.500%, 07/12/31 (144A) (b)	455,000	403,866
4.125%, 09/30/28 (144A)	200,000	198,351
5.125%, 06/26/29 (144A)	225,000	228,191
Entergy Corp.
5.875%, 5Y H15 + 2.179%, 06/15/56 (f)	200,000	197,336
7.125%, 5Y H15 + 2.670%, 12/01/54 (f)	298,000	305,354
Entergy Louisiana LLC
4.950%, 01/15/45	152,000	136,922
5.700%, 03/15/54	150,000	145,688
Entergy Mississippi LLC
5.000%, 09/01/33	280,000	281,086
Entergy Texas, Inc.
5.150%, 06/01/45	10,000	9,170
5.550%, 09/15/54	36,000	33,881
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	166,000	137,576
5.450%, 07/15/44 (144A)	49,000	46,374
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	790,000	739,244
4.875%, 04/15/31 (144A)	235,000	235,122
5.400%, 06/01/33 (144A) (b)	288,000	292,722
5.500%, 04/15/36 (144A)	130,000	130,385
5.650%, 05/09/34 (144A)	173,000	177,844
Security Description	Principal Amount*	Value

Electric—(Continued)
Jersey Central Power & Light Co.
5.100%, 01/15/35	25,000	$24,989
6.150%, 06/01/37	100,000	105,404
Monongahela Power Co.
5.850%, 02/15/34 (144A)	248,000	260,397
Nevada Power Co.
6.250%, 5Y H15 + 1.936%, 05/15/55 (f)	430,000	429,832
NextEra Energy Capital Holdings, Inc.
5.900%, 03/15/55 (b)	310,000	304,283
6.375%, 5Y H15 + 2.053%, 08/15/55 (f)	21,000	21,394
6.750%, 5Y H15 + 2.457%, 06/15/54 (f)	125,000	129,317
Niagara Mohawk Power Corp.
5.996%, 07/03/55 (144A)	45,000	44,190
NRG Energy, Inc.
4.450%, 06/15/29 (144A)	348,000	343,704
4.734%, 10/15/30 (144A)	150,000	148,541
5.407%, 10/15/35 (144A) (b)	225,000	220,708
7.000%, 03/15/33 (144A)	128,000	138,572
Ohio Power Co.
2.900%, 10/01/51	115,000	68,782
Pacific Gas & Electric Co.
3.250%, 06/01/31	222,000	204,759
3.750%, 08/15/42	37,000	27,702
3.950%, 12/01/47	159,000	115,704
4.250%, 03/15/46	82,000	62,285
4.300%, 03/15/45	60,000	46,865
4.500%, 07/01/40	150,000	128,001
4.550%, 07/01/30	71,744	70,772
4.600%, 06/15/43	178,000	146,457
5.550%, 05/15/29	91,000	93,161
5.700%, 03/01/35	175,000	177,389
5.800%, 05/15/34	12,000	12,296
6.000%, 08/15/35	115,000	118,813
6.000%, 05/01/56	100,000	94,904
6.100%, 01/15/29	253,000	261,800
6.400%, 06/15/33	276,000	292,922
6.750%, 01/15/53	10,000	10,376
PacifiCorp
2.900%, 06/15/52	122,000	69,394
PG&E Recovery Funding LLC
5.231%, 06/01/42	575,000	564,414
5.536%, 07/15/49	135,000	133,459
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/38	65,000	62,648
5.099%, 06/01/54	165,000	152,437
5.212%, 12/01/49	85,000	80,104
Public Service Co. of Colorado
4.500%, 06/01/52	57,000	46,363
Public Service Co. of Oklahoma
5.200%, 01/15/35	20,000	19,894
5.450%, 01/15/36	445,000	447,855
6.625%, 11/15/37	100,000	108,253
Puget Energy, Inc.
4.224%, 03/15/32 (b)	422,000	402,542
5.725%, 03/15/35	383,000	385,787
BHFTI-183

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Puget Sound Energy, Inc.
5.638%, 04/15/41	71,000	$70,198
San Diego Gas & Electric Co.
2.950%, 08/15/51	230,000	144,429
5.200%, 03/15/36	50,000	49,860
5.350%, 04/01/53	420,000	386,392
5.400%, 04/15/35	250,000	254,237
SCE Recovery Funding LLC
4.697%, 06/15/42	140,699	135,593
5.112%, 12/14/49	65,000	60,739
5.341%, 03/15/47	60,000	59,599
Sierra Pacific Power Co.
6.200%, 5Y H15 + 2.549%, 12/15/55 (f)	95,000	92,399
Sigeco Securitization I LLC
5.026%, 11/15/38	129,143	130,513
Southern California Edison Co.
3.650%, 03/01/28	78,000	76,763
3.900%, 03/15/43	122,000	92,119
4.050%, 03/15/42	150,000	117,112
5.200%, 06/01/34	449,000	445,660
5.250%, 03/15/30	116,000	117,745
5.700%, 03/01/53	65,000	59,673
5.875%, 12/01/53	177,000	167,380
5.900%, 03/01/55	45,000	42,891
5.950%, 02/01/38	91,000	92,262
Southern Co.
5.200%, 06/15/33	120,000	121,202
Southern Power Co.
4.250%, 10/01/30	85,000	83,903
4.900%, 10/01/35	334,000	323,010
4.950%, 12/15/46	214,000	186,555
5.150%, 09/15/41	100,000	94,055
Tucson Electric Power Co.
1.500%, 08/01/30	78,000	68,473
4.850%, 12/01/48	150,000	129,411
5.500%, 04/15/53	235,000	219,269
Union Electric Co.
5.200%, 04/01/34 (b)	137,000	139,175
5.250%, 01/15/54	89,000	81,830
5.450%, 03/15/53	140,000	132,323
Virginia Electric & Power Co.
2.450%, 12/15/50	250,000	139,350
4.650%, 08/15/43	60,000	52,105
5.650%, 03/15/55	160,000	153,165
Vistra Operations Co. LLC
4.300%, 10/15/28 (144A)	135,000	133,382
4.600%, 10/15/30 (144A)	41,000	40,188
5.250%, 10/15/35 (144A)	101,000	98,083
5.350%, 01/31/36 (144A)	420,000	410,841
5.700%, 12/30/34 (144A)	42,000	42,253
6.000%, 04/15/34 (144A)	10,000	10,280
Xcel Energy, Inc.
5.600%, 04/15/35	280,000	284,551
		21,169,202
Security Description	Principal Amount*	Value

Electronics — 0.0%
Amphenol Corp.
5.300%, 11/15/55	90,000	$84,520
Jabil, Inc.
4.750%, 02/01/33	118,000	114,897
		199,417
Environmental Control — 0.0%
GFL Environmental, Inc.
3.500%, 09/01/28 (144A)	445,000	432,678
Veralto Corp.
5.350%, 09/18/28	140,000	143,073
		575,751
Food — 0.2%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.000%, 05/15/32	289,000	256,816
3.750%, 12/01/31	85,000	79,379
4.375%, 02/02/52	85,000	64,706
5.500%, 01/15/36	380,000	380,175
5.950%, 04/20/35	128,000	132,872
6.375%, 02/25/55	75,000	74,741
6.375%, 04/15/66	170,000	166,814
6.400%, 05/10/57 (144A)	125,000	124,769
6.500%, 12/01/52	25,000	25,308
6.750%, 03/15/34	75,000	82,489
Kraft Heinz Foods Co.
4.375%, 06/01/46	255,000	199,370
4.625%, 10/01/39	60,000	52,898
4.875%, 10/01/49	75,000	61,334
5.500%, 06/01/50 (b)	155,000	138,518
Kroger Co.
5.000%, 09/15/34	30,000	29,621
5.400%, 07/15/40	141,000	137,677
5.500%, 09/15/54 (b)	30,000	27,860
Mars, Inc.
5.000%, 03/01/32 (144A)	140,000	141,662
5.200%, 03/01/35 (144A) (b)	470,000	474,475
5.650%, 05/01/45 (144A) (b)	248,000	244,904
5.700%, 05/01/55 (144A)	150,000	146,261
Tyson Foods, Inc.
5.700%, 03/15/34	70,000	72,465
		3,115,114
Gas — 0.1%
NiSource, Inc.
6.950%, 5Y H15 + 2.451%, 11/30/54 (f)	120,000	123,396
Piedmont Natural Gas Co., Inc.
3.350%, 06/01/50	143,000	96,417
Southern California Gas Co.
6.350%, 11/15/52 (b)	225,000	236,779
Southern Co. Gas Capital Corp.
3.150%, 09/30/51	161,000	103,154
3.950%, 10/01/46	261,000	198,808
4.400%, 06/01/43	345,000	289,178
BHFTI-184

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Gas—(Continued)
Southern Co. Gas Capital Corp.
5.750%, 09/15/33	86,000	$89,375
		1,137,107
Healthcare-Products — 0.1%
Abbott Laboratories
4.650%, 03/15/36	567,000	554,446
Boston Scientific Corp.
4.550%, 03/01/39	60,000	56,202
Solventum Corp.
5.450%, 03/13/31	165,000	169,285
5.600%, 03/23/34 (b)	614,000	627,699
Thermo Fisher Scientific, Inc.
4.902%, 02/12/36 (b)	95,000	94,325
Zimmer Biomet Holdings, Inc.
5.500%, 02/19/35	128,000	130,655
		1,632,612
Healthcare-Services — 0.4%
Aetna, Inc.
4.750%, 03/15/44	133,000	111,930
6.750%, 12/15/37	50,000	54,025
AHS Hospital Corp.
5.024%, 07/01/45	110,000	101,398
Children's Hospital
2.928%, 07/15/50	100,000	64,341
Cigna Group
3.200%, 03/15/40	138,000	106,911
4.500%, 09/15/30	165,000	164,443
CommonSpirit Health
2.782%, 10/01/30	70,000	64,352
3.910%, 10/01/50	65,000	47,659
Cottage Health Obligated Group
3.304%, 11/01/49	110,000	75,839
Elevance Health, Inc.
4.625%, 05/15/42	178,000	155,860
4.650%, 01/15/43	111,000	96,067
Hartford HealthCare Corp.
3.447%, 07/01/54	64,000	47,023
HCA, Inc.
3.625%, 03/15/32	31,000	28,808
4.600%, 11/15/32	128,000	124,503
4.625%, 03/15/52	57,000	45,503
4.900%, 11/15/35	40,000	38,672
5.250%, 06/15/49	30,000	26,473
5.500%, 03/01/32	370,000	379,307
5.600%, 04/01/34	330,000	337,010
5.625%, 09/01/28	480,000	489,524
5.700%, 11/15/55	90,000	83,722
5.750%, 03/01/35	74,000	76,083
5.875%, 02/01/29	614,000	631,919
5.950%, 09/15/54 (b)	45,000	43,284
6.100%, 04/01/64	90,000	86,885
6.200%, 03/01/55	84,000	83,206
MyMichigan Health
3.409%, 06/01/50	40,000	27,947
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
NYU Langone Hospitals
3.380%, 07/01/55	90,000	$60,973
Piedmont Healthcare, Inc.
2.864%, 01/01/52	95,000	58,864
Quest Diagnostics, Inc.
5.000%, 12/15/34	449,000	445,933
UnitedHealth Group, Inc.
2.750%, 05/15/40	142,000	103,286
5.050%, 04/15/53	126,000	110,842
5.350%, 02/15/33	233,000	239,217
5.375%, 04/15/54 (b)	126,000	115,868
5.875%, 02/15/53	90,000	88,638
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	110,000	63,659
		4,879,974
Insurance — 0.3%
Athene Global Funding
2.950%, 11/12/26 (144A)	370,000	366,376
5.033%, 07/17/30 (144A)	455,000	449,951
5.543%, 08/22/35 (144A)	310,000	304,338
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52 (b)	185,000	139,633
Corebridge Global Funding
4.900%, 08/21/32 (144A)	164,000	161,486
F&G Annuities & Life, Inc.
6.500%, 06/04/29	75,000	75,313
F&G Global Funding
1.750%, 06/30/26 (144A)	80,000	79,416
Guardian Life Global Funding
4.673%, 09/05/32 (144A)	270,000	266,477
Hanover Insurance Group, Inc.
2.500%, 09/01/30	70,000	63,466
Hartford Insurance Group, Inc.
4.300%, 04/15/43	25,000	20,995
6.100%, 10/01/41	25,000	26,249
Nationwide Mutual Insurance Co.
4.350%, 04/30/50 (144A)	220,000	166,542
New York Life Global Funding
1.200%, 08/07/30 (144A)	111,000	96,622
New York Life Insurance Co.
3.750%, 05/15/50 (144A)	107,000	77,599
4.450%, 05/15/69 (144A)	137,000	103,545
Nippon Life Insurance Co.
4.748%, 04/02/31 (144A)	210,000	210,525
5.046%, 04/02/33 (144A)	200,000	200,245
Northwestern Mutual Life Insurance Co.
6.063%, 03/30/40 (144A)	230,000	238,454
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A)	97,000	75,736
Principal Financial Group, Inc.
4.111%, 02/15/28 (144A)	121,000	119,890
Prudential Financial, Inc.
6.500%, 5Y H15 + 2.404%, 03/15/54 (b) (f)	115,000	117,800
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (144A)	100,000	80,397
BHFTI-185

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Insurance—(Continued)
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (144A)	316,000	$354,318
		3,795,373
Internet — 0.3%
Alphabet, Inc.
4.700%, 11/15/35	20,000	19,759
4.800%, 02/15/36	405,000	403,265
5.450%, 11/15/55	80,000	77,456
5.500%, 02/15/46	55,000	54,558
5.650%, 02/15/56 (b)	138,000	137,556
5.750%, 02/15/66	160,000	158,455
Amazon.com, Inc.
4.550%, 03/13/33	190,000	188,171
4.650%, 11/20/35	203,000	199,051
4.875%, 03/13/36	491,000	486,525
5.650%, 03/13/46	155,000	154,464
5.800%, 03/13/56	527,000	526,577
6.050%, 03/13/76	85,000	84,502
Beignet Investor LLC
6.581%, 05/30/49 (144A)	111,000	114,125
Meta Platforms, Inc.
4.450%, 08/15/52 (b)	304,000	239,145
4.875%, 11/15/35 (b)	130,000	127,535
5.400%, 08/15/54	493,000	446,538
5.500%, 11/15/45	295,000	279,163
5.550%, 08/15/64	80,000	71,901
5.600%, 05/15/53	40,000	37,321
5.625%, 11/15/55	85,000	79,678
5.750%, 05/15/63	57,000	53,046
Uber Technologies, Inc.
4.500%, 08/15/29 (144A)	236,000	234,001
4.800%, 09/15/34	40,000	39,160
4.800%, 09/15/35 (b)	190,000	184,367
		4,396,319
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.
5.625%, 09/30/31 (144A)	145,000	146,429
Lodging — 0.0%
Marriott International, Inc.
5.500%, 04/15/37	160,000	159,300
Machinery-Construction & Mining — 0.0%
GE Vernova, Inc.
5.500%, 02/04/56	150,000	144,299
Machinery-Diversified — 0.0%
Regal Rexnord Corp.
6.050%, 04/15/28	191,000	195,899
6.400%, 04/15/33	77,000	81,388
		277,287
Security Description	Principal Amount*	Value

Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	77,000	$53,996
3.500%, 03/01/42	105,000	71,877
4.800%, 03/01/50	135,000	99,813
5.125%, 07/01/49	62,000	47,602
6.484%, 10/23/45	231,000	212,974
Comcast Corp.
2.800%, 01/15/51	235,000	134,432
2.887%, 11/01/51	1,077,000	622,577
2.937%, 11/01/56	769,000	425,999
5.168%, 01/15/37 (144A)	194,000	188,906
Time Warner Cable LLC
5.500%, 09/01/41	200,000	172,370
5.875%, 11/15/40 (b)	559,000	506,586
6.550%, 05/01/37	252,000	254,065
		2,791,197
Mining — 0.2%
Anglo American Capital PLC
2.625%, 09/10/30 (144A)	460,000	419,675
4.750%, 03/16/52 (144A)	200,000	163,611
5.000%, 03/21/33 (144A)	235,000	231,381
Corp. Nacional del Cobre de Chile
6.780%, 01/13/55 (144A)	200,000	211,804
Freeport-McMoRan, Inc.
5.450%, 03/15/43	170,000	160,835
Glencore Funding LLC
5.186%, 04/01/30 (144A)	80,000	81,109
5.508%, 04/01/36 (144A)	260,000	260,563
5.634%, 04/04/34 (144A)	80,000	81,878
5.673%, 04/01/35 (144A)	362,000	369,817
6.375%, 10/06/30 (144A)	201,000	213,227
		2,193,900
Miscellaneous Manufacturing — 0.1%
Eaton Corp.
4.150%, 11/02/42	200,000	171,582
4.500%, 03/06/33	200,000	197,258
5.450%, 03/06/56	305,000	295,242
		664,082
Oil & Gas — 0.4%
Aker BP ASA
5.250%, 10/30/35 (144A)	185,000	179,904
Antero Resources Corp.
5.375%, 03/01/30 (144A)	227,000	228,157
5.400%, 02/01/36	205,000	201,589
ConocoPhillips Co.
5.500%, 01/15/55 (b)	65,000	62,094
5.700%, 09/15/63	231,000	222,315
Coterra Energy, Inc.
5.400%, 02/15/35	70,000	70,223
Devon Energy Corp.
5.750%, 09/15/54 (b)	25,000	23,494
BHFTI-186

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Diamondback Energy, Inc.
5.750%, 04/18/54	187,000	$176,854
Eni SpA
5.700%, 10/01/40 (144A)	150,000	147,620
5.950%, 05/15/54 (144A)	200,000	198,991
EQT Corp.
4.500%, 01/15/29	50,000	49,883
Expand Energy Corp.
4.750%, 02/01/32 (b)	234,000	228,002
5.375%, 03/15/30	750,000	756,233
Hess Corp.
5.600%, 02/15/41	67,000	68,068
6.000%, 01/15/40	89,000	94,121
Marathon Petroleum Corp.
4.750%, 09/15/44	53,000	45,061
Occidental Petroleum Corp.
4.625%, 06/15/45	123,000	97,966
Ovintiv, Inc.
6.250%, 07/15/33 (b)	111,000	117,119
Pioneer Natural Resources Co.
2.150%, 01/15/31	1,206,000	1,086,836
Santos Finance Ltd.
3.649%, 04/29/31 (144A)	254,000	237,677
5.750%, 11/13/35 (144A)	245,000	245,568
6.875%, 09/19/33 (144A)	75,000	81,655
Shell Finance U.S., Inc.
5.125%, 10/15/41 (144A)	200,000	191,272
TotalEnergies Capital International SA
2.986%, 06/29/41	519,000	386,597
TotalEnergies Capital SA
5.275%, 09/10/54	80,000	74,620
5.488%, 04/05/54	40,000	38,397
5.638%, 04/05/64	89,000	85,402
		5,395,718
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.650%, 06/15/33	300,000	295,268
5.000%, 06/15/36	215,000	211,087
5.850%, 06/15/56	125,000	122,318
		628,673
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.
5.100%, 03/17/30	110,000	111,029
5.125%, 03/12/36 (b)	219,000	212,916
5.500%, 03/17/35	175,000	177,004
Berry Global, Inc.
5.800%, 06/15/31	125,000	129,389
Packaging Corp. of America
4.050%, 12/15/49	35,000	26,688
Sonoco Products Co.
4.600%, 09/01/29 (b)	138,000	137,601
5.000%, 09/01/34 (b)	160,000	156,507
		951,134
Security Description	Principal Amount*	Value

Pharmaceuticals — 0.4%
AbbVie, Inc.
4.050%, 11/21/39 (b)	456,000	$400,242
4.250%, 11/21/49	250,000	202,933
4.400%, 11/06/42	340,000	298,647
4.625%, 10/01/42	188,000	169,084
4.750%, 03/15/36	190,000	186,413
5.050%, 03/15/34 (b)	94,000	95,406
5.500%, 03/15/64	36,000	34,329
5.550%, 03/15/56	75,000	73,351
Bristol-Myers Squibb Co.
3.700%, 03/15/52	38,000	27,398
4.250%, 10/26/49	74,000	59,427
4.550%, 02/20/48	150,000	126,869
5.550%, 02/22/54 (b)	283,000	272,502
Cencora, Inc.
4.250%, 03/01/45	94,000	78,010
4.600%, 02/13/33	55,000	54,078
4.850%, 12/15/29	25,000	25,341
4.900%, 02/13/36	45,000	44,089
5.150%, 02/15/35	125,000	125,893
CVS Health Corp.
4.125%, 04/01/40	238,000	198,665
5.875%, 06/01/53 (b)	157,000	148,660
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	200,953	189,633
5.880%, 01/10/28	98,654	99,021
8.353%, 07/10/31 (144A)	83,517	90,485
Eli Lilly & Co.
5.650%, 10/15/65	60,000	58,932
Merck & Co., Inc.
5.150%, 05/17/63	45,000	40,368
5.550%, 12/04/55	329,000	319,493
Novartis Capital Corp.
5.700%, 03/18/56	30,000	30,214
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 05/19/33	258,000	257,017
5.300%, 05/19/53 (b)	62,000	57,621
5.340%, 05/19/63	588,000	534,096
Pfizer, Inc.
4.875%, 11/15/35	180,000	178,203
Takeda Pharmaceutical Co. Ltd.
3.175%, 07/09/50	200,000	131,433
Zoetis, Inc.
2.000%, 05/15/30	393,000	356,962
		4,964,815
Pipelines — 0.7%
Cameron LNG LLC
3.701%, 01/15/39 (144A)	163,000	138,003
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29 (b)	138,000	134,074
Cheniere Energy Partners LP
3.250%, 01/31/32	163,000	148,560
4.500%, 10/01/29	488,000	485,865
5.550%, 10/30/35	40,000	40,734
5.750%, 08/15/34	90,000	92,702
BHFTI-187

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Cheniere Energy, Inc.
4.625%, 10/15/28	391,000	$390,012
Colonial Enterprises, Inc.
5.627%, 11/15/35 (144A)	145,000	144,618
Columbia Pipelines Holding Co. LLC
4.999%, 11/17/32 (144A)	225,000	223,518
5.097%, 10/01/31 (144A)	58,000	58,314
6.042%, 08/15/28 (144A)	134,000	138,354
Columbia Pipelines Operating Co. LLC
5.439%, 02/15/35 (144A) (b)	205,000	207,900
5.927%, 08/15/30 (144A)	63,000	65,942
5.962%, 02/15/55 (144A)	140,000	136,392
6.036%, 11/15/33 (144A)	244,000	257,094
DT Midstream, Inc.
4.125%, 06/15/29 (144A)	370,000	362,215
4.300%, 04/15/32 (144A)	100,000	95,401
Eastern Energy Gas Holdings LLC
6.200%, 01/15/55	40,000	40,540
Enbridge, Inc.
5.450%, 03/27/36	70,000	70,603
5.625%, 04/05/34	75,000	77,362
8.250%, 5Y H15 + 3.785%, 01/15/84 (f)	238,000	251,210
Energy Transfer LP
4.950%, 01/15/43	150,000	130,074
5.350%, 01/15/36	219,000	217,479
5.600%, 09/01/34	115,000	117,204
5.950%, 05/15/54	55,000	51,572
6.000%, 02/01/29 (144A)	633,000	637,936
6.200%, 04/01/55	120,000	116,503
6.300%, 01/15/56 (b)	255,000	251,095
6.500%, 5Y H15 + 2.676%, 02/15/56 (f)	326,000	322,081
7.375%, 02/01/31 (144A)	106,000	109,945
Kinder Morgan Energy Partners LP
5.000%, 08/15/42	170,000	153,222
6.375%, 03/01/41	110,000	115,779
MPLX LP
5.300%, 04/01/36	285,000	280,923
5.400%, 09/15/35	136,000	135,392
5.950%, 04/01/55	175,000	166,637
NGPL PipeCo LLC
4.875%, 08/15/27 (144A)	228,000	228,465
Northern Natural Gas Co.
3.400%, 10/16/51 (144A)	81,000	54,251
4.300%, 01/15/49 (144A)	44,000	34,876
ONEOK Partners LP
6.650%, 10/01/36	140,000	150,785
ONEOK, Inc.
4.750%, 10/15/31	50,000	49,469
5.050%, 04/01/45	51,000	43,738
5.375%, 06/01/29	125,000	127,367
5.400%, 10/15/35	225,000	223,514
5.600%, 04/01/44	188,000	172,866
Plains All American Pipeline LP/PAA Finance Corp.
5.600%, 01/15/36	185,000	185,600
Sabine Pass Liquefaction LLC
4.500%, 05/15/30	190,000	188,621
Security Description	Principal Amount*	Value

Pipelines—(Continued)
South Bow USA Infrastructure Holdings LLC
4.911%, 09/01/27	114,000	$114,458
5.026%, 10/01/29	265,000	266,707
TransCanada PipeLines Ltd.
5.600%, 03/31/34	90,000	92,551
6.100%, 06/01/40	62,000	64,261
Transcanada Trust
5.875%, 08/15/76	347,000	347,367
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29 (144A)	35,000	33,269
4.125%, 08/15/31 (144A)	480,000	445,251
Western Midstream Operating LP
5.250%, 02/01/50 (b)	45,000	37,954
5.450%, 04/01/44	94,000	83,622
		9,310,247
Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32	405,000	338,837
5.250%, 03/15/36	180,000	175,784
American Tower Corp.
1.875%, 10/15/30	130,000	114,734
4.700%, 12/15/32	50,000	49,131
5.200%, 02/15/29	382,000	388,475
American Tower Trust #1
3.652%, 03/15/48 (144A)	160,000	158,265
Brixmor Operating Partnership LP
2.250%, 04/01/28	80,000	76,782
4.850%, 02/15/33	135,000	132,605
5.500%, 02/15/34	70,000	70,991
COPT Defense Properties LP
2.750%, 04/15/31	132,000	119,517
4.500%, 10/15/30	110,000	108,579
Crown Castle, Inc.
2.100%, 04/01/31	125,000	108,910
2.250%, 01/15/31	145,000	128,059
2.900%, 04/01/41	75,000	52,998
5.600%, 06/01/29	560,000	573,260
DOC Dr. LLC
2.625%, 11/01/31	55,000	48,754
Equinix Europe 2 Financing Corp. LLC
4.600%, 11/15/30	110,000	108,974
4.700%, 03/15/33	100,000	97,261
Essex Portfolio LP
2.650%, 03/15/32	120,000	105,498
Extra Space Storage LP
4.000%, 06/15/29 (b)	311,000	306,036
4.950%, 01/15/33	60,000	59,211
5.500%, 07/01/30	200,000	205,159
5.900%, 01/15/31	201,000	209,832
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	110,000	108,237
Healthpeak OP LLC
3.500%, 07/15/29	118,000	114,037
5.375%, 02/15/35	80,000	80,247
BHFTI-188

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Mid-America Apartments LP
4.650%, 01/15/33	35,000	$34,374
NNN REIT, Inc.
3.000%, 04/15/52	50,000	30,753
3.100%, 04/15/50	155,000	98,802
3.500%, 04/15/51	105,000	72,643
5.600%, 10/15/33	100,000	102,906
Realty Income Corp.
4.750%, 04/15/33	200,000	197,282
Safehold GL Holdings LLC
2.850%, 01/15/32	167,000	149,559
Simon Property Group LP
5.125%, 10/01/35	249,000	249,392
UDR, Inc.
3.500%, 01/15/28	100,000	98,358
4.400%, 01/26/29	86,000	85,733
5.125%, 09/01/34	241,000	239,153
Ventas Realty LP
4.750%, 11/15/30	75,000	75,131
4.875%, 04/15/49	88,000	75,563
WP Carey, Inc.
2.250%, 04/01/33	135,000	112,009
		5,661,831
Retail — 0.0%
Home Depot, Inc.
3.300%, 04/15/40	329,000	262,855
Lowe's Cos., Inc.
2.800%, 09/15/41	328,000	230,975
McDonald's Corp.
6.300%, 10/15/37	30,000	32,884
		526,714
Savings & Loans — 0.0%
Nationwide Building Society
3.960%, 07/18/30 (144A)	200,000	195,498
Semiconductors — 0.3%
Broadcom, Inc.
3.187%, 11/15/36 (144A)	120,000	100,279
3.419%, 04/15/33	566,000	517,564
3.469%, 04/15/34	238,000	214,304
3.750%, 02/15/51	10,000	7,443
4.550%, 02/15/32	44,000	43,617
4.800%, 02/15/36	237,000	231,060
5.200%, 07/15/35	26,000	26,203
Foundry JV Holdco LLC
6.250%, 01/25/35 (144A)	555,000	581,298
Intel Corp.
3.250%, 11/15/49	110,000	69,498
3.734%, 12/08/47	35,000	24,457
4.250%, 12/15/42	205,000	164,738
KLA Corp.
3.300%, 03/01/50	100,000	68,111
Marvell Technology, Inc.
2.950%, 04/15/31	430,000	394,625
Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Marvell Technology, Inc.
4.750%, 07/15/30	14,000	$14,048
5.450%, 07/15/35	305,000	309,913
5.750%, 02/15/29	366,000	377,887
5.950%, 09/15/33	165,000	174,616
Micron Technology, Inc.
5.300%, 01/15/31	80,000	83,737
5.875%, 09/15/33	389,000	415,763
6.050%, 11/01/35	135,000	145,671
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.000%, 01/15/33	200,000	199,047
		4,163,879
Software — 0.3%
Fidelity National Information Services, Inc.
4.800%, 03/10/31	53,000	52,584
Fiserv, Inc.
4.400%, 07/01/49	60,000	45,367
5.150%, 08/12/34	30,000	29,139
5.250%, 08/11/35 (b)	147,000	142,960
Microsoft Corp.
2.525%, 06/01/50	80,000	47,968
Oracle Corp.
3.600%, 04/01/40	320,000	231,993
3.600%, 04/01/50	401,000	242,095
3.650%, 03/25/41	360,000	256,199
3.800%, 11/15/37	130,000	103,239
3.950%, 03/25/51 (b)	80,000	50,692
4.000%, 07/15/46	30,000	20,203
4.000%, 11/15/47	71,000	46,987
4.375%, 05/15/55	154,000	101,785
4.800%, 09/26/32	75,000	71,426
4.900%, 02/06/33	100,000	94,769
4.950%, 02/04/31 (b)	260,000	254,394
5.350%, 05/04/33	365,000	355,320
5.375%, 09/27/54	36,000	27,847
5.550%, 02/06/53	6,000	4,787
5.700%, 02/04/36 (b)	153,000	147,108
5.875%, 09/26/45	5,000	4,314
6.000%, 08/03/55 (b)	240,000	201,212
6.550%, 02/04/46	169,000	157,670
6.700%, 02/04/56 (b)	320,000	296,993
6.850%, 02/04/66	235,000	216,041
Roper Technologies, Inc.
4.450%, 09/15/30	70,000	68,935
4.500%, 10/15/29	97,000	96,438
4.750%, 02/15/32	53,000	52,372
Salesforce, Inc.
2.700%, 07/15/41	150,000	102,156
Synopsys, Inc.
4.850%, 04/01/30 (b)	150,000	151,103
5.000%, 04/01/32	110,000	110,955
5.150%, 04/01/35	143,000	143,273
5.700%, 04/01/55 (b)	87,000	83,179
BHFTI-189

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
U.S. Treasury & Government Agencies—3.4%
Security Description	Principal Amount*	Value

Software—(Continued)
Take-Two Interactive Software, Inc.
5.400%, 06/12/29	232,000	$237,082
		4,248,585
Telecommunications — 0.4%
AT&T, Inc.
2.250%, 02/01/32	200,000	174,725
3.500%, 06/01/41	428,000	331,990
3.500%, 09/15/53	115,000	75,410
3.550%, 09/15/55	839,000	545,654
5.550%, 11/01/45	205,000	194,073
5.700%, 11/01/54 (b)	115,000	107,678
6.000%, 04/30/56	310,000	303,307
Orange SA
5.000%, 01/13/36 (144A) (b)	200,000	196,445
Rogers Communications, Inc.
3.800%, 03/15/32	453,000	422,870
5.300%, 02/15/34	102,000	101,556
T-Mobile USA, Inc.
2.625%, 02/15/29 (b)	742,000	705,735
3.300%, 02/15/51	230,000	150,530
3.875%, 04/15/30	236,000	229,833
5.125%, 05/15/32	175,000	177,513
Verizon Communications, Inc.
1.750%, 01/20/31	690,000	604,935
5.050%, 05/09/33 (b)	200,000	202,612
5.401%, 07/02/37	448,000	446,366
Vodafone Group PLC
5.750%, 06/28/54 (b)	100,000	94,495
		5,065,727
Transportation — 0.1%
Canadian Pacific Railway Co.
3.100%, 12/02/51	140,000	91,420
4.300%, 05/15/43	236,000	201,335
4.700%, 05/01/48	258,000	223,856
CSX Corp.
6.150%, 05/01/37	60,000	64,910
FedEx Corp.
3.250%, 05/15/41	89,000	67,004
Norfolk Southern Corp.
2.900%, 08/25/51	285,000	175,046
3.050%, 05/15/50	116,000	74,431
4.450%, 06/15/45	100,000	84,482
Union Pacific Corp.
4.100%, 09/15/67	70,000	50,603
		1,033,087
Trucking & Leasing — 0.0%
Avolon Holdings Funding Ltd.
4.900%, 10/10/30 (144A) (b)	260,000	258,189
Total Corporate Bonds & Notes (Cost $167,716,598)		165,652,202

Security Description	Principal Amount*	Value

U.S. Treasury — 3.4%
U.S. Treasury Bonds
1.875%, 02/15/51	2,298,000	$1,276,018
1.875%, 11/15/51	845,000	464,189
2.000%, 02/15/50	367,000	213,663
2.000%, 08/15/51	500,000	284,668
2.250%, 08/15/49	115,000	71,529
2.375%, 11/15/49	570,000	363,130
2.375%, 05/15/51	175,000	109,478
2.750%, 08/15/42	1,600,000	1,223,500
3.000%, 11/15/44	1,211,000	927,266
3.000%, 02/15/47	65,000	48,430
3.000%, 08/15/48	5,000	3,670
3.125%, 02/15/43	235,000	188,156
3.250%, 05/15/42	1,400,000	1,153,578
3.625%, 08/15/43	1,501,000	1,281,889
3.750%, 11/15/43	452,000	391,651
3.875%, 08/15/40	410,000	375,791
3.875%, 05/15/43	265,000	234,867
4.625%, 02/15/46	408,000	393,337
4.625%, 11/15/55 (b)	96,000	91,725
4.750%, 05/15/55	154,000	149,951
4.750%, 08/15/55 (b)	53,000	51,650
U.S. Treasury Notes
3.750%, 08/31/31	3,801,000	3,753,784
3.750%, 10/31/32	1,328,000	1,300,351
3.750%, 02/28/33 (b)	7,418,000	7,248,777
3.875%, 08/31/32	6,959,000	6,871,741
3.875%, 08/15/34 (b)	1,705,000	1,661,642
4.000%, 02/15/34	1,117,000	1,101,816
4.125%, 05/31/32	525,000	526,374
4.250%, 11/15/34	6,364,000	6,362,260
4.500%, 12/31/31	310,000	317,362
4.500%, 11/15/33	220,000	224,555
4.625%, 02/15/35 (b)	6,340,000	6,504,939
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/31	665,000	547,715
Zero Coupon, 02/15/36	1,055,000	682,108
Zero Coupon, 11/15/40	720,000	351,968
Zero Coupon, 02/15/41	462,776	222,657
Total U.S. Treasury & Government Agencies (Cost $50,195,603)		46,976,185

Agency Sponsored Mortgage-Backed Securities—3.0%
Agency Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp. REMICS
2.500%, 01/15/42	20,166	18,262
3.000%, 07/25/49	183,607	164,021
4.500%, 10/15/41	765,224	741,264
5.000%, 02/15/40	117,000	119,163
5.500%, 03/15/37	105,993	108,945
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	678,442	570,721
3.250%, 06/25/57 (e)	668,985	613,919
3.250%, 11/25/61	298,947	260,351
BHFTI-190

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.500%, 05/25/57	297,975	$278,829
3.500%, 06/25/57	300,340	280,638
3.500%, 03/25/58	389,372	378,877
3.500%, 07/25/58	327,617	296,250
Federal National Mortgage Association REMICS
2.000%, 08/25/42	129,953	123,303
3.500%, 06/25/46	72,494	70,658
3.500%, 05/25/49	356,675	325,396
4.000%, 04/25/42	116,267	111,778
4.000%, 05/25/43	21,480	21,418
5.000%, 04/25/37	21,570	21,856
5.000%, 07/25/39	250,000	252,316
5.000%, 05/25/40	65,000	64,556
6.000%, 01/25/34	56,114	58,467
Federal National Mortgage Association Trust
5.620%, 11/25/33	144,339	144,177
Government National Mortgage Association REMICS
2.500%, 05/20/43	14,542	12,328
3.500%, 10/20/48	282,749	266,627
3.500%, 04/20/49	246,373	228,511
4.500%, 04/20/53	690,123	675,368
5.500%, 02/20/37	52,351	52,347
5.500%, 04/16/37	49,985	49,947
5.500%, 11/16/39	200,000	200,380
6.000%, 04/17/34	27,381	27,374
Seasoned Credit Risk Transfer Trust
3.250%, 06/25/65	211,380	179,154
		6,717,201
Agency Mortgage-Backed Securities — 2.5%
Federal Home Loan Mortgage Corp.
2.500%, 11/01/49	586,025	497,865
3.000%, 02/01/52	318,634	280,112
3.700%, 06/01/34	729,043	690,777
4.000%, 12/01/47	124,132	118,819
4.500%, 06/01/48	140,452	138,145
5.000%, 12/01/48	75,099	74,684
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
7.912%, SOFR30A + 4.250%, 05/25/52 (144A) (f)	533,706	543,769
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.660%, 01/25/31	485,000	490,211
Federal National Mortgage Association
1.500%, 01/01/31	500,000	441,828
1.800%, 10/01/33	495,776	417,897
1.930%, 11/01/31	900,000	794,523
1.960%, 09/01/33	750,000	628,101
2.140%, 12/01/33	430,288	370,478
2.500%, 09/01/51	420,446	353,857
2.500%, 11/01/51	507,667	431,531
2.500%, 07/01/61	317,870	261,381
2.500%, 09/01/61	1,617,277	1,329,860
2.500%, 03/01/62	479,572	394,344
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.580%, 03/01/32	498,686	$454,565
2.600%, 10/01/31	341,259	314,414
2.770%, 08/01/33	914,541	813,073
3.000%, 01/01/52	519,334	456,582
3.000%, 03/01/61	560,801	484,550
3.230%, 01/01/30	427,959	414,672
3.330%, 04/01/35	445,719	410,128
3.500%, 03/01/61	284,817	256,617
3.500%, 09/01/61	689,351	621,116
3.500%, 03/01/62	520,533	473,039
3.500%, 06/01/62	479,254	431,816
3.510%, 09/01/32	300,000	284,713
3.540%, 11/01/32	600,000	569,509
3.680%, 09/01/32	613,000	589,640
3.800%, 09/01/32	720,672	696,924
3.870%, 06/01/37	364,000	339,204
4.000%, 06/01/46	309,463	297,917
4.000%, 11/01/47	175,124	167,773
4.000%, 12/01/47	244,548	234,209
4.000%, 01/01/48	231,879	222,454
4.000%, 09/01/48	75,204	72,032
4.000%, 06/01/52	382,756	362,837
4.000%, 08/01/59	445,934	419,875
4.000%, 12/01/61	719,123	670,168
4.500%, 05/01/48	40,634	39,887
4.500%, 06/01/48	68,289	66,982
4.500%, 07/01/48	5,937	5,825
4.500%, 01/01/49	156,708	154,493
4.500%, 06/01/49	82,709	80,824
4.500%, 08/01/58	437,246	422,180
4.500%, 06/01/62	418,689	404,126
4.680%, 10/01/29	800,000	810,262
4.970%, 12/01/30	535,409	547,951
5.000%, 07/01/44	201,999	204,231
5.000%, 06/01/48	39,693	39,894
5.000%, 07/01/48	111,071	112,969
5.000%, 08/01/48	135,489	136,259
5.000%, 10/01/48	107,150	106,378
5.000%, 01/01/49	199,687	200,831
5.000%, 03/01/53	407,454	403,512
5.000%, 01/01/55	276,876	274,803
Federal National Mortgage Association-ACES
0.750%, 09/25/28	89,274	85,464
1.200%, 10/25/30	63,455	61,403
1.707%, 11/25/31 (f)	1,000,000	869,396
1.822%, 10/25/30 (f) (g)	1,081,753	33,205
1.830%, 11/25/33 (f) (g)	6,253,974	360,831
1.926%, 07/25/30 (f) (g)	1,812,573	82,868
2.587%, 06/25/32 (f)	966,000	875,521
3.759%, 08/25/32 (f)	791,814	765,764
FREMF Mortgage Trust
3.531%, 12/25/51 (144A) (f)	500,000	478,890
Government National Mortgage Association
2.500%, 08/20/51	344,151	296,261
2.500%, 10/20/51	94,904	81,702
BHFTI-191

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.000%, 12/20/51	428,134	$392,778
3.000%, 03/20/52	671,375	598,463
3.500%, 02/20/52	408,688	374,196
4.000%, 10/20/49	170,026	160,853
4.000%, 01/20/52	301,440	278,913
4.250%, 07/20/47	477,812	456,661
4.250%, 12/20/48	394,624	373,441
4.500%, 07/15/39	158,523	156,526
4.500%, 05/20/48	47,359	45,667
4.500%, 06/20/48	647,377	630,792
4.500%, 12/20/48	203,264	197,585
4.500%, 07/20/49	159,935	155,056
4.500%, 09/20/49	243,618	239,019
5.000%, 07/20/48	57,478	57,176
5.000%, 12/20/48	203,476	204,724
5.000%, 03/20/49	496,314	499,472
5.000%, 05/20/49	516,599	526,616
5.000%, 06/20/52	1,113,082	1,107,238
5.500%, 07/20/53	575,475	583,753
6.000%, 04/20/53	422,156	438,115
		33,795,765
Total Agency Sponsored Mortgage-Backed Securities (Cost $42,971,498)		40,512,966

Asset-Backed Securities—1.1%
Asset-Backed - Automobile — 0.4%
Bridgecrest Lending Auto Securitization Trust
5.620%, 03/17/31	330,000	332,620
5.700%, 07/16/29	438,000	442,215
Carvana Auto Receivables Trust
5.920%, 07/10/29 (144A)	316,316	317,389
Credit Acceptance Auto Loan Trust
4.870%, 01/15/36 (144A)	180,000	180,327
6.700%, 10/16/34 (144A)	500,000	515,891
DT Auto Owner Trust
5.790%, 02/15/29 (144A)	265,376	265,996
Enterprise Fleet Financing LLC
4.410%, 06/20/29 (144A)	178,000	178,495
Exeter Automobile Receivables Trust
5.160%, 03/15/32	200,000	198,485
5.510%, 08/16/32	300,000	299,626
5.980%, 12/15/28	361,882	363,848
6.760%, 09/15/28	483,478	487,966
GLS Auto Receivables Issuer Trust
3.970%, 01/18/28 (144A)	164,378	164,284
Santander Drive Auto Receivables Trust
4.950%, 01/15/32	95,000	94,315
5.670%, 12/16/30	800,000	805,202
5.690%, 02/18/31	800,000	807,109
6.280%, 08/15/31	500,000	514,142
		5,967,910
Security Description	Principal Amount*	Value

Asset-Backed - Credit Card — 0.1%
Continental Finance Credit Card ABS Master Trust
5.400%, 12/17/35 (144A)	305,000	$303,073
6.190%, 10/15/30 (144A)	84,395	84,487
Perimeter Master Note Business Trust
5.580%, 12/16/30 (144A)	350,000	348,304
		735,864
Asset-Backed - Other — 0.6%
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	126,588	121,016
CoreVest American Finance Trust
3.163%, 10/15/52 (144A)	650,000	624,211
FirstKey Homes Trust
4.500%, 07/17/38 (144A)	496,000	494,374
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (f)	400,000	383,802
3.850%, 10/25/26 (144A) (f)	360,000	346,211
4.450%, 01/25/26 (144A) (f)	500,000	494,052
6.190%, 04/25/27 (144A)	400,000	400,557
GoodLeap Home Improvement Solutions Trust
5.000%, 10/20/49 (144A)	221,108	220,125
Hilton Grand Vacations Trust
4.900%, 10/25/44 (144A)	193,443	192,043
MVW LLC
5.210%, 09/22/42 (144A)	182,234	182,402
6.540%, 10/20/40 (144A)	283,798	289,397
NRZ Excess Spread-Collateralized Notes
3.474%, 11/25/26 (144A)	90,439	89,212
Oportun Issuance Trust
5.060%, 01/09/34 (144A)	303,000	302,247
5.310%, 02/08/33 (144A)	350,000	349,792
PowerPay Issuance Trust
5.230%, 11/18/41 (144A)	218,792	218,192
Progress Residential Trust
4.550%, 04/17/27 (144A)	750,000	741,426
5.200%, 04/17/39 (144A)	330,000	328,304
Purchasing Power Funding LLC
4.810%, 08/15/30 (144A)	267,000	265,596
Reach ABS Trust
4.800%, 02/15/33 (144A)	270,000	268,097
5.120%, 08/18/32 (144A)	175,000	175,262
SCF Equipment Leasing LLC
4.820%, 06/20/36 (144A)	194,000	192,144
Sierra Timeshare Receivables Funding LLC
3.940%, 10/20/38 (144A)	28,425	28,213
6.280%, 04/20/40 (144A)	65,963	67,389
Stream Innovations Issuer Trust
4.780%, 08/15/46 (144A)	400,000	396,833
UPX HIL Issuer Trust
5.160%, 01/25/47 (144A)	280,873	279,708
VM Debt Trust
7.460%, 07/18/27	499,794	477,960
		7,928,565
Total Asset-Backed Securities (Cost $14,600,732)		14,632,339
BHFTI-192

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Convertible Preferred Stocks—1.0%
Preferred Stocks—0.2%

Security Description	Shares/ Principal Amount*	Value

Banks — 0.7%
Bank of America Corp.- Series L, 7.250%	8,045	$9,586,100
Electric Utilities — 0.3%
NextEra Energy, Inc., 7.234%, 11/01/27	77,143	4,053,093
Total Convertible Preferred Stocks (Cost $13,052,101)		13,639,193

Investment Companies—0.8%
Exchange-Traded Funds — 0.8%
iShares JP Morgan USD Emerging Markets Bond ETF (b)	110,171	10,348,362
Total Investment Companies (Cost $10,591,565)		10,348,362

Non-Agency Mortgage-Backed Securities—0.4%
Collateralized Mortgage Obligations — 0.2%
Anchor Mortgage Trust
5.718%, 05/25/40 (144A) (e)	165,000	164,808
Brean Asset-Backed Securities Trust
4.750%, 05/25/65 (144A) (f)	199,528	195,545
BVRT LLC
3.671%, SOFR30A + 0.000%, 05/10/33 (144A) (f)	258,349	250,039
CAFL Issuer LP
5.179%, 11/28/40 (144A) (e)	165,000	164,696
5.684%, 05/28/40 (144A) (e)	350,000	351,124
GS Mortgage-Backed Securities Corp. Trust
1.750%, 12/25/60 (144A) (f)	364,682	342,503
LHOME Mortgage Trust
5.612%, 04/25/40 (144A) (f)	165,000	165,521
MOO Securitization Trust
4.500%, 03/25/66 (144A) (f)	290,000	279,099
PRPM LLC
4.000%, 11/25/53 (144A) (e)	154,954	152,760
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (f)	485,936	437,140
		2,503,235
Commercial Mortgage-Backed Securities — 0.2%
CSMC Trust
3.953%, 09/15/37 (144A)	655,000	599,745
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,000,000	890,000
SBALR Commercial Mortgage Trust
2.825%, 02/13/53 (144A)	649,851	556,370
SLG Office Trust
2.585%, 07/15/41 (144A)	390,000	346,850
		2,392,965
Total Non-Agency Mortgage-Backed Securities (Cost $5,219,974)		4,896,200

Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels — 0.2%
Petroleo Brasileiro SA - Petrobras (ADR) (b) (Cost $1,641,842)	128,542	$2,410,163

Foreign Government—0.0%
Sovereign — 0.0%
Mexico Government International Bonds
5.625%, 09/22/35 (Cost $283,719)	285,000	275,738

Municipals—0.0%
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41 (Cost $155,000)	155,000	156,981

Short-Term Investments—15.1%
Repurchase Agreement—12.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $176,560,348; collateralized by U.S. Treasury Notes with rates ranging from 3.625% - 4.125%, maturity dates ranging from 09/30/27 - 03/31/28, and an aggregate market value of $180,079,297	176,548,087	176,548,087
U.S. Treasury—2.2%
U.S. Treasury Bills
3.582%, 06/30/26 (h) (i)	407,000	403,341
3.659%, 05/21/26 (i) (j)	30,000,000	29,848,833
		30,252,174

Short-Term Investment Funds—0.0%
State Street Global Advisors Liquidity PLC - U.S. Treasury Liquidity Fund
3.516% (k)	29,600	29,600
Total Short-Term Investments (Cost $206,828,583)		206,829,861

Securities Lending Reinvestments (l)—2.7%
Short-Term Investment Funds—0.7%
Allspring Government Money Market Fund, Select Class 3.600% (k)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (k)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (k)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (k)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (k)	2,000,000	2,000,000
		10,000,000
BHFTI-193

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (l)—(Continued)

Security Description	Principal Amount*	Value

Certificate of Deposit—0.1%
Bank of Montreal
3.980%, SOFR + 0.350%, 05/14/26 (f)	1,000,000	$1,000,000
Repurchase Agreements—1.7%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $3,000,304; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $3,060,000	3,000,000	3,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $1,500,154; collateralized by various Common Stock with an aggregate market value of $1,668,422	1,500,000	1,500,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $2,000,209; collateralized by various Common Stock with an aggregate market value of $2,224,562	2,000,000	2,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.660%, due on 04/01/26 with a maturity value of $2,000,203; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.500%, maturity dates ranging from 05/31/29 - 07/31/29, and an aggregate market value of $2,040,003	2,000,000	2,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $2,000,204; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $3,000,308; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $3,060,040	3,000,000	3,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $2,042,447; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $2,040,026	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $3,486,637; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $3,556,010	3,486,284	3,486,284
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $50,005; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $55,549	50,000	50,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $222,926	200,000	$200,000
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $2,001,478; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $2,136,223	2,000,000	2,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/26 at 3.910%, due on 05/05/26 with a maturity value of $2,007,603; collateralized by various Common Stock with an aggregate market value of $2,222,464	2,000,000	2,000,000
		23,236,284
Time Deposits—0.2%
Credit Agricole CIB
3.630%, 04/01/26	1,000,000	1,000,000
DZ Bank AG
3.610%, 04/01/26	1,000,000	1,000,000
Svenska NY
3.610%, 04/01/26	1,000,000	1,000,000
		3,000,000
Total Securities Lending Reinvestments (Cost $37,236,284)		37,236,284
Total Investments—101.0% (Cost $1,287,621,923)		1,380,834,246
Other assets and liabilities (net)—(1.0)%		(13,739,741)
Net Assets—100.0%		$1,367,094,505

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2026, the market value of restricted securities was $0, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $64,123,856 and the collateral received consisted of cash in the amount of $37,236,284 and non-cash collateral with a value of $29,826,354. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
BHFTI-194

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)

Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(g)	Interest only security.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2026, the market value of securities pledged was $403,341.
(i)	The rate shown represents current yield to maturity.
(j)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2026, the market value of securities pledged was $19,835,545.
(k)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(l)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$105,417,662, which is 7.7% of net assets.

Country Diversification as of March 31, 2026 (Unaudited)	% of Net Assets
United States	54.5
China	4.2
Japan	3.2
Germany	2.7
United Kingdom	2.6
France	2.5
South Korea	1.9
Taiwan	1.6
Spain	1.4
Netherlands	1.2

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	06/15/17	2,160	$5,440	$0
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-BTP Futures	06/08/26	401	EUR	46,628,280	$(1,673,661)
FTSE 100 Index Futures	06/19/26	18	GBP	1,835,820	(55,059)
Hang Seng Index Futures	04/29/26	215	HKD	266,116,250	(179,976)
S&P 500 Index E-Mini Futures	06/18/26	293	USD	96,261,487	(2,711,327)
TOPIX Index Futures	06/11/26	73	JPY	2,557,920,000	(598,081)
U.K. Long Gilt Bond Futures	06/26/26	491	GBP	43,104,890	(3,118,046)
U.S. Treasury Long Bond Futures	06/18/26	49	USD	5,579,875	(167,488)
U.S. Treasury Note 2 Year Futures	06/30/26	95	USD	19,707,305	(60,290)
U.S. Treasury Ultra Long Bond Futures	06/18/26	38	USD	4,429,375	(136,941)

Futures Contracts—Short
Euro-Bund Futures	06/08/26	(299)	EUR	(37,491,610)	863,670
Euro-Schatz Futures	06/08/26	(218)	EUR	(23,053,500)	216,459
MSCI Emerging Markets Index Futures	06/19/26	(18)	USD	(1,309,140)	7,367
Russell 2000 Index E-Mini Futures	06/18/26	(66)	USD	(8,290,260)	29,888
U.S. Treasury Note 5 Year Futures	06/30/26	(62)	USD	(6,707,141)	75,945
U.S. Treasury Note 10 Year Futures	06/18/26	(437)	USD	(48,527,484)	254,391
U.S. Treasury Note Ultra 10 Year Futures	06/18/26	(58)	USD	(6,583,906)	101,086
Net Unrealized Depreciation					$(7,152,063)
BHFTI-195

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.691%	Annually	02/29/36	USD	124,000,000	$(1,793,859)	$(73,489)	$(1,720,370)
Pay	12M SOFR	Annually	3.695%	Annually	08/29/36	USD	90,360,000	(1,497,221)	(1)	(1,497,220)
Pay	12M SOFR	Annually	3.823%	Annually	06/13/36	USD	115,000,000	(543,108)	(59,185)	(483,923)
Pay	12M SOFR	Annually	3.902%	Annually	12/14/35	USD	100,500,000	359,709	—	359,709
Totals								$(3,474,479)	$(132,674)	$(3,341,804)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,802,419	$7,879,689	$—	$11,682,108
Air Freight & Logistics	806,035	—	—	806,035
Automobile Components	—	3,283,062	—	3,283,062
Automobiles	4,941,301	6,212,496	—	11,153,797
Banks	17,686,886	33,439,429	0	51,126,315
Beverages	3,505,333	1,470,101	—	4,975,434
Biotechnology	10,442,087	—	—	10,442,087
Broadline Retail	16,688,797	2,076,253	—	18,765,050
Building Products	5,217,208	779,350	—	5,996,558
Capital Markets	14,458,230	10,707,242	—	25,165,472
Chemicals	666,552	3,038,347	—	3,704,899
Communications Equipment	1,383,034	—	—	1,383,034
Construction & Engineering	2,704,507	1,285,981	—	3,990,488
Construction Materials	496,846	—	—	496,846
Consumer Finance	4,243,287	—	—	4,243,287
Consumer Staples Distribution & Retail	7,489,272	2,052,607	—	9,541,879
Containers & Packaging	1,787,362	—	—	1,787,362
Diversified Telecommunication Services	2,537,263	5,835,827	—	8,373,090
Electric Utilities	8,950,799	3,031,807	—	11,982,606
Electrical Equipment	3,796,045	4,066,501	—	7,862,546
Electronic Equipment, Instruments & Components	4,087,037	5,004,435	—	9,091,472
Energy Equipment & Services	2,060,390	—	—	2,060,390
Entertainment	7,891,593	2,262,356	—	10,153,949
Financial Services	14,593,059	—	—	14,593,059
Food Products	1,318,868	4,340,870	—	5,659,738
Ground Transportation	1,535,261	—	—	1,535,261
Health Care Equipment & Supplies	5,991,235	1,604,212	—	7,595,447
Health Care Providers & Services	7,809,404	—	—	7,809,404
Health Care REITs	999,352	—	—	999,352
Hotel & Resort REITs	261,208	—	—	261,208
Hotels, Restaurants & Leisure	13,356,510	3,519,303	—	16,875,813
Household Durables	1,029,026	5,163,033	—	6,192,059
Household Products	737,655	—	—	737,655
Independent Power and Renewable Electricity Producers	—	1,272,265	—	1,272,265
Industrial Conglomerates	2,122,827	5,242,652	—	7,365,479
Industrial REITs	288,370	—	—	288,370
Insurance	5,240,947	19,573,117	—	24,814,064
Interactive Media & Services	21,189,361	3,686,903	—	24,876,264
IT Services	5,987,245	2,234,937	—	8,222,182
Life Sciences Tools & Services	1,747,481	675,617	—	2,423,098
Machinery	4,348,057	10,703,765	—	15,051,822
Media	1,049,327	—	—	1,049,327
Metals & Mining	—	6,815,858	—	6,815,858
Multi-Utilities	1,566,003	2,468,406	—	4,034,409
Oil, Gas & Consumable Fuels	12,833,468	11,365,918	—	24,199,386
Passenger Airlines	1,704,843	—	—	1,704,843
Personal Care Products	459,666	1,297,295	—	1,756,961
BHFTI-196

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$12,637,417	$11,422,384	$—	$24,059,801
Professional Services	1,498,304	1,084,240	—	2,582,544
Real Estate Management & Development	773,748	2,020,215	—	2,793,963
Residential REITs	1,593,108	—	—	1,593,108
Retail REITs	929,029	—	—	929,029
Semiconductors & Semiconductor Equipment	38,083,629	34,004,428	—	72,088,057
Software	18,223,422	—	—	18,223,422
Specialized REITs	3,598,815	—	—	3,598,815
Specialty Retail	12,436,827	1,101,106	—	13,537,933
Technology Hardware, Storage & Peripherals	22,000,630	706,931	—	22,707,561
Textiles, Apparel & Luxury Goods	1,095,093	5,626,168	—	6,721,261
Tobacco	1,984,245	2,679,604	—	4,663,849
Trading Companies & Distributors	1,559,847	1,907,833	—	3,467,680
Total Common Stocks	348,225,570	232,942,543	0	581,168,113
Total Convertible Bonds*	—	256,099,659	—	256,099,659
Total Corporate Bonds & Notes*	—	165,652,202	—	165,652,202
Total U.S. Treasury & Government Agencies*	—	46,976,185	—	46,976,185
Total Agency Sponsored Mortgage-Backed Securities*	—	40,512,966	—	40,512,966
Total Asset-Backed Securities*	—	14,632,339	—	14,632,339
Total Convertible Preferred Stocks*	13,639,193	—	—	13,639,193
Total Investment Companies*	10,348,362	—	—	10,348,362
Total Non-Agency Mortgage-Backed Securities*	—	4,896,200	—	4,896,200
Total Preferred Stocks*	2,410,163	—	—	2,410,163
Total Foreign Government*	—	275,738	—	275,738
Total Municipals*	—	156,981	—	156,981
Short-Term Investments
Repurchase Agreement	—	176,548,087	—	176,548,087
Short-Term Investment Funds	29,600	—	—	29,600
U.S. Treasury	—	30,252,174	—	30,252,174
Total Short-Term Investments	29,600	206,800,261	—	206,829,861
Securities Lending Reinvestments
Short-Term Investment Funds	10,000,000	—	—	10,000,000
Certificate of Deposit	—	1,000,000	—	1,000,000
Repurchase Agreements	—	23,236,284	—	23,236,284
Time Deposits	—	3,000,000	—	3,000,000
Total Securities Lending Reinvestments	10,000,000	27,236,284	—	37,236,284
Total Investments	$384,652,888	$996,181,358	$0	$1,380,834,246
Collateral for Securities Loaned (Liability)	$—	$(37,236,284)	$—	$(37,236,284)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,548,806	$—	$—	$1,548,806
Futures Contracts (Unrealized Depreciation)	(8,700,869)	—	—	(8,700,869)
Total Futures Contracts	$(7,152,063)	$—	$—	$(7,152,063)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$359,709	$—	$359,709
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(3,701,513)	—	(3,701,513)
Total Centrally Cleared Swap Contracts	$—	$(3,341,804)	$—	$(3,341,804)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
BHFTI-197

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—97.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.8%
AAR Corp. (a)	5,882	$643,844
Mercury Systems, Inc. (a)	12,075	880,388
Park Aerospace Corp.	6,443	176,409
StandardAero, Inc. (a)	9,611	248,252
V2X, Inc. (a)	7,241	496,009
		2,444,902
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. (a)	36,426	256,803
Automobile Components — 2.0%
Adient PLC (a)	43,255	874,183
Dana, Inc.	34,500	1,160,925
Dauch Corp. (a)	62,517	370,726
Garrett Motion, Inc.	75,261	1,367,492
LCI Industries	9,221	1,133,999
Motorcar Parts of America, Inc. (a)	36,993	409,143
Phinia, Inc.	15,024	1,028,242
		6,344,710
Automobiles — 0.1%
Winnebago Industries, Inc.	13,538	419,543
Banks — 17.5%
1st Source Corp.	2,888	199,878
Amerant Bancorp, Inc.	12,653	278,872
Ameris Bancorp	22,767	1,775,598
Associated Banc-Corp.	5,063	130,929
Atlantic Union Bankshares Corp.	14,252	509,366
Axos Financial, Inc. (a)	12,817	1,090,599
Banc of California, Inc.	63,677	1,119,442
Bank of NT Butterfield & Son Ltd.	42,879	2,250,290
BankUnited, Inc.	28,520	1,287,963
BayCom Corp.	1,903	56,567
Beacon Financial Corp.	16,189	485,670
Bridgewater Bancshares, Inc. (a)	17,087	302,440
Burke & Herbert Financial Services Corp.	2,390	148,873
Business First Bancshares, Inc.	20,470	553,509
Byline Bancorp, Inc.	36,994	1,167,901
Capitol Federal Financial, Inc.	38,169	272,145
Central Pacific Financial Corp.	11,785	376,649
ChoiceOne Financial Services, Inc.	3,132	88,072
CNB Financial Corp.	21,268	615,921
Community Trust Bancorp, Inc.	8,271	502,215
ConnectOne Bancorp, Inc.	36,345	972,956
Customers Bancorp, Inc. (a)	12,412	861,517
CVB Financial Corp.	14,929	289,473
Dime Community Bancshares, Inc.	6,444	217,936
Eastern Bankshares, Inc.	90,783	1,775,715
Enterprise Financial Services Corp.	25,788	1,395,389
Equity Bancshares, Inc. - Class A	9,279	412,080
Farmers National Banc Corp.	27,815	366,045
FB Financial Corp.	3,525	183,089
Financial Institutions, Inc.	17,985	570,304
First BanCorp	41,646	889,559
First Bancorp/Southern Pines NC	2,552	143,805
Security Description	Shares	Value
Banks—(Continued)
First Busey Corp.	5,891	$148,866
First Commonwealth Financial Corp.	4,724	83,048
First Financial Bancorp	19,084	532,062
First Financial Corp.	14,357	907,362
First Interstate BancSystem, Inc. - Class A	9,265	309,451
First Merchants Corp.	25,072	971,039
First Mid Bancshares, Inc.	17,306	712,834
Five Star Bancorp	9,001	339,518
Glacier Bancorp, Inc.	11,681	521,790
Hancock Whitney Corp.	15,646	994,929
Hanmi Financial Corp.	24,453	644,581
HBT Financial, Inc.	2,229	59,559
Heritage Commerce Corp.	93,342	1,164,908
Hilltop Holdings, Inc.	37,576	1,345,972
Home BancShares, Inc.	14,882	400,772
HomeTrust Bancshares, Inc.	6,436	274,495
Horizon Bancorp, Inc.	50,137	830,770
Independent Bank Corp.	1,826	137,333
Mercantile Bank Corp.	11,781	594,941
Metropolitan Bank Holding Corp.	10,384	864,883
Mid Penn Bancorp, Inc.	3,516	113,075
Midland States Bancorp, Inc.	4,304	96,022
National Bank Holdings Corp. - Class A	7,377	288,883
Nicolet Bankshares, Inc.	5,496	816,816
Northrim BanCorp, Inc.	11,362	259,963
OceanFirst Financial Corp.	53,314	961,785
OFG Bancorp	9,393	380,041
Old National Bancorp	100,887	2,229,603
Old Second Bancorp, Inc.	57,709	1,163,413
Origin Bancorp, Inc.	22,384	928,041
Orrstown Financial Services, Inc.	3,213	115,925
Pathward Financial, Inc.	9,785	873,116
Peapack-Gladstone Financial Corp. (b)	20,279	714,024
Provident Financial Services, Inc.	14,442	305,593
QCR Holdings, Inc.	16,473	1,407,618
Renasant Corp.	11,670	421,637
Seacoast Banking Corp. of Florida	12,457	377,323
Sierra Bancorp	3,833	130,015
Simmons First National Corp. - Class A	52,549	1,022,078
SmartFinancial, Inc.	6,138	239,873
South Plains Financial, Inc.	29,218	1,224,234
Southern Missouri Bancorp, Inc.	3,015	192,779
Southside Bancshares, Inc.	12,107	376,407
Southstate Bank Corp.	6,480	599,530
Texas Capital Bancshares, Inc. (a)	1,604	152,188
Towne Bank	14,878	500,942
TriCo Bancshares	8,643	410,888
Trustmark Corp.	4,195	176,777
UMB Financial Corp.	12,898	1,454,765
United Bankshares, Inc.	2,801	116,017
United Community Banks, Inc.	11,910	375,046
Unity Bancorp, Inc.	856	44,366
Univest Financial Corp.	6,009	205,868
Valley National Bancorp	34,697	426,079
WesBanco, Inc.	20,863	719,565
Wintrust Financial Corp.	4,440	616,894
BHFTI-198

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
WSFS Financial Corp.	12,575	$823,159
		54,390,228
Biotechnology — 6.2%
Agios Pharmaceuticals, Inc. (a)	16,760	566,991
Allogene Therapeutics, Inc. (a)	84,135	205,289
Annexon, Inc. (a)	43,003	238,237
Atrium Therapeutics, Inc. (a)	510	6,819
Aurinia Pharmaceuticals, Inc. (a)	14,631	216,831
Beam Therapeutics, Inc. (a)	24,309	579,283
Bicara Therapeutics, Inc. (a)	13,669	271,876
Biohaven Ltd. (a)	774	6,548
Celldex Therapeutics, Inc. (a)	11,543	366,144
Compass Therapeutics, Inc. (a) (b)	92,767	490,737
CRISPR Therapeutics AG (a) (b)	13,291	632,253
Cullinan Therapeutics, Inc. (a)	21,925	311,554
Cytokinetics, Inc. (a)	20,313	1,338,830
Denali Therapeutics, Inc. (a)	7,807	149,894
Editas Medicine, Inc. (a)	79,484	196,326
Enanta Pharmaceuticals, Inc. (a)	15,142	191,243
Erasca, Inc. (a)	99,204	1,605,121
Generate Biomedicines, Inc. (a)	131,034	1,637,925
GRAIL, Inc. (a) (b)	5,999	310,028
Ideaya Biosciences, Inc. (a)	16,912	563,508
ImmunityBio, Inc. (a) (b)	4,907	37,637
Inhibikase Therapeutics, Inc. (a) (b)	48,783	81,955
Intellia Therapeutics, Inc. (a)	21,015	269,412
Iovance Biotherapeutics, Inc. (a)	142,596	500,512
Larimar Therapeutics, Inc. (a)	52,167	234,752
Neurogene, Inc. (a)	2,785	56,146
Olema Pharmaceuticals, Inc. (a)	18,106	269,960
ORIC Pharmaceuticals, Inc. (a)	31,152	394,696
Praxis Precision Medicines, Inc. (a)	5,208	1,677,966
PTC Therapeutics, Inc. (a)	4,693	319,734
REGENXBIO, Inc. (a)	47,885	401,276
Relay Therapeutics, Inc. (a)	53,344	530,773
Replimune Group, Inc. (a)	59,234	453,140
Rocket Pharmaceuticals, Inc. (a)	25,517	91,351
Scholar Rock Holding Corp. (a)	5,057	248,602
Spyre Therapeutics, Inc. (a)	8,156	411,389
Syndax Pharmaceuticals, Inc. (a)	17,807	415,972
Tectonic Therapeutic, Inc. (a) (b)	2,510	77,584
Travere Therapeutics, Inc. (a)	9,883	293,624
Upstream Bio, Inc. (a)	14,160	127,440
Vanda Pharmaceuticals, Inc. (a)	41,911	289,605
Vaxcyte, Inc. (a)	24,161	1,403,996
Vir Biotechnology, Inc. (a)	27,492	246,328
Viridian Therapeutics, Inc. (a)	29,308	573,265
		19,292,552
Broadline Retail — 0.1%
Kohl's Corp.	18,250	235,425
Building Products — 1.8%
Apogee Enterprises, Inc.	13,012	436,422
Griffon Corp.	16,637	1,209,177
Security Description	Shares	Value
Building Products—(Continued)
Masterbrand, Inc. (a) (b)	51,415	$427,259
Modine Manufacturing Co. (a)	7,352	1,593,252
Resideo Technologies, Inc. (a)	38,819	1,308,588
UFP Industries, Inc.	6,889	634,615
		5,609,313
Capital Markets — 0.7%
BGC Group, Inc. - Class A	33,651	329,107
Bullish (a) (b)	7,573	270,583
Marex Group PLC	18,445	822,278
StoneX Group, Inc. (a)	3,922	316,309
Virtus Investment Partners, Inc.	2,136	286,972
		2,025,249
Chemicals — 1.6%
Avient Corp.	19,071	692,277
Ecovyst, Inc. (a)	55,936	719,337
HB Fuller Co.	19,019	1,173,092
Innospec, Inc.	9,161	668,936
Koppers Holdings, Inc.	4,434	171,507
Mativ Holdings, Inc.	55,898	486,313
Perimeter Solutions, Inc. (a)	34,879	851,745
Quaker Chemical Corp. (b)	2,877	357,410
		5,120,617
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	26,000	1,001,520
ACCO Brands Corp.	17,363	52,089
Healthcare Services Group, Inc. (a)	37,491	695,458
MillerKnoll, Inc.	27,502	397,679
		2,146,746
Communications Equipment — 0.8%
Applied Optoelectronics, Inc. (a)	2,492	210,798
NETGEAR, Inc. (a)	30,017	655,571
Viasat, Inc. (a)	25,163	1,152,466
Vistance Networks, Inc. (a)	26,073	474,529
		2,493,364
Construction & Engineering — 2.2%
API Group Corp. (a)	12,388	501,962
Arcosa, Inc.	9,292	986,253
Fluor Corp. (a)	16,251	758,109
MYR Group, Inc. (a)	6,180	1,744,737
Primoris Services Corp.	8,579	1,227,140
Tutor Perini Corp.	20,878	1,611,573
		6,829,774
Consumer Finance — 1.2%
Atlanticus Holdings Corp. (a)	3,957	207,624
Encore Capital Group, Inc. (a)	23,095	1,619,421
Enova International, Inc. (a)	8,810	1,196,662
LendingClub Corp. (a)	19,446	278,467
PROG Holdings, Inc.	17,858	512,346
		3,814,520
BHFTI-199

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc.	21,029	$1,509,462
Ingles Markets, Inc. - Class A	7,032	632,106
United Natural Foods, Inc. (a)	20,257	912,780
Village Super Market, Inc. - Class A	5,247	221,581
		3,275,929
Containers & Packaging — 0.3%
Greif, Inc. - Class A	7,267	487,397
O-I Glass, Inc. (a)	34,978	367,619
		855,016
Distributors — 0.2%
GigaCloud Technology, Inc. - Class A (a)	15,210	690,230
Diversified Consumer Services — 1.0%
American Public Education, Inc. (a)	6,718	382,120
Laureate Education, Inc. (a)	21,963	765,191
McGraw Hill, Inc. (a) (b)	97,612	1,337,284
Perdoceo Education Corp.	15,584	579,881
		3,064,476
Diversified REITs — 1.4%
American Assets Trust, Inc.	20,788	382,707
Broadstone Net Lease, Inc.	94,839	1,732,709
Essential Properties Realty Trust, Inc.	68,957	2,093,534
		4,208,950
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc. (a)	20,926	145,436
Electric Utilities — 1.7%
IDACORP, Inc. (b)	9,678	1,383,664
Oklo, Inc. (a) (b)	10,285	510,033
Otter Tail Corp. (b)	18,140	1,592,148
Portland General Electric Co.	35,225	1,858,823
		5,344,668
Electrical Equipment — 1.4%
Allient, Inc.	2,861	169,057
Atkore, Inc.	14,185	835,638
EnerSys	14,727	2,558,374
Nextpower, Inc. - Class A (a)	1,307	157,559
Thermon Group Holdings, Inc. (a)	10,194	513,778
		4,234,406
Electronic Equipment, Instruments & Components — 2.2%
Bel Fuse, Inc. - Class B	2,130	421,697
Benchmark Electronics, Inc.	5,756	322,681
CTS Corp.	2,026	96,762
Daktronics, Inc. (a)	21,914	428,419
Kimball Electronics, Inc. (a)	13,992	331,470
Knowles Corp. (a)	39,498	1,014,309
nLight, Inc. (a)	9,182	523,558
Plexus Corp. (a)	1,054	213,477
Sanmina Corp. (a)	7,217	935,612
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
TTM Technologies, Inc. (a)	22,148	$2,157,658
Vishay Intertechnology, Inc.	17,326	311,868
Vishay Precision Group, Inc. (a)	1,261	54,753
		6,812,264
Energy Equipment & Services — 3.7%
Expro Group Holdings NV (a)	45,008	783,589
Forum Energy Technologies, Inc. (a)	12,464	731,138
Helix Energy Solutions Group, Inc. (a)	12,036	119,036
Liberty Energy, Inc.	47,392	1,364,890
National Energy Services Reunited Corp. (a)	22,938	492,479
Noble Corp. PLC	32,538	1,596,640
Oceaneering International, Inc. (a)	12,590	446,567
Oil States International, Inc. (a)	49,434	575,412
Patterson-UTI Energy, Inc. (b)	41,582	450,333
ProPetro Holding Corp. (a)	62,835	905,452
Ranger Energy Services, Inc. - Class A	38,429	658,673
Transocean Ltd. (a)	359,919	2,386,263
Valaris Ltd. (a)	9,912	971,773
		11,482,245
Entertainment — 0.6%
Cinemark Holdings, Inc.	4,198	119,727
Lionsgate Studios Corp. (a)	81,663	783,148
Sphere Entertainment Co. (a)	8,980	1,054,252
		1,957,127
Financial Services — 2.6%
Alerus Financial Corp.	5,060	119,973
Banco Latinoamericano de Comercio Exterior SA	6,183	315,828
Enact Holdings, Inc.	12,548	512,084
Essent Group Ltd.	24,059	1,406,008
HA Sustainable Infrastructure Capital, Inc.	23,387	859,472
Jackson Financial, Inc. - Class A	16,967	1,793,751
NMI Holdings, Inc. (a)	35,211	1,320,765
PennyMac Financial Services, Inc.	6,036	527,546
Radian Group, Inc.	31,807	1,052,175
Walker & Dunlop, Inc.	3,943	174,990
		8,082,592
Food Products — 0.3%
Dole PLC	43,653	623,802
Fresh Del Monte Produce, Inc.	5,536	222,879
		846,681
Gas Utilities — 1.9%
Chesapeake Utilities Corp.	5,520	697,562
New Jersey Resources Corp.	27,743	1,523,645
Southwest Gas Holdings, Inc.	34,042	2,958,250
Spire, Inc.	6,831	618,479
		5,797,936
Ground Transportation — 0.2%
ArcBest Corp.	6,446	634,029
BHFTI-200

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies — 1.3%
Alphatec Holdings, Inc. (a)	48,106	$523,393
Beta Bionics, Inc. (a)	25,558	256,091
Embecta Corp.	8,666	76,608
LivaNova PLC (a)	17,122	1,088,274
Omnicell, Inc. (a)	35,019	1,168,934
OraSure Technologies, Inc. (a)	43,603	130,809
Orthofix Medical, Inc. (a)	27,371	313,946
Shoulder Innovations, Inc. (a) (b)	21,681	315,025
Varex Imaging Corp. (a)	28,882	306,438
		4,179,518
Health Care Providers & Services — 0.5%
Addus HomeCare Corp. (a)	3,287	307,828
Enhabit, Inc. (a)	33,987	478,877
Fulgent Genetics, Inc. (a)	4,590	72,981
Pediatrix Medical Group, Inc. (a)	10,655	227,910
RadNet, Inc. (a)	4,895	273,582
Strata Critical Medical, Inc. (a) (b)	26,253	109,737
		1,470,915
Health Care REITs — 1.8%
American Healthcare REIT, Inc. (b)	13,903	655,665
CareTrust REIT, Inc.	45,259	1,658,742
Community Healthcare Trust, Inc.	5,965	94,784
Diversified Healthcare Trust	209,847	1,393,384
National Health Investors, Inc.	3,680	297,565
Sabra Health Care REIT, Inc. (b)	71,563	1,376,157
		5,476,297
Health Care Technology — 0.2%
Health Catalyst, Inc. (a)	32,774	41,623
HeartFlow, Inc. (a) (b)	15,746	383,100
Teladoc Health, Inc. (a) (b)	63,194	344,407
		769,130
Hotel & Resort REITs — 0.7%
Chatham Lodging Trust	47,254	371,889
DiamondRock Hospitality Co.	27,098	253,908
Ryman Hospitality Properties, Inc.	4,727	436,160
Sunstone Hotel Investors, Inc.	18,553	167,163
Xenia Hotels & Resorts, Inc.	65,028	964,365
		2,193,485
Hotels, Restaurants & Leisure — 0.6%
Biglari Holdings, Inc. - Class B (a)	775	255,432
Black Rock Coffee Bar, Inc. - Class A (a)	12,597	162,753
Dine Brands Global, Inc.	8,697	228,209
Jack in the Box, Inc. (a) (b)	23,260	224,924
Marriott Vacations Worldwide Corp.	9,737	634,074
United Parks & Resorts, Inc. (a)	10,578	345,478
		1,850,870
Household Durables — 2.1%
Beazer Homes USA, Inc. (a)	10,182	195,902
Century Communities, Inc. (b)	7,836	449,630
Security Description	Shares	Value
Household Durables—(Continued)
Green Brick Partners, Inc. (a)	9,262	$596,936
KB Home	19,658	1,017,301
LGI Homes, Inc. (a)	2,107	83,290
M/I Homes, Inc. (a)	10,500	1,285,725
Meritage Homes Corp.	14,353	887,589
Taylor Morrison Home Corp. (a)	29,415	1,713,130
Tri Pointe Homes, Inc. (a)	6,241	291,642
		6,521,145
Household Products — 0.2%
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	10,122	328,155
Spectrum Brands Holdings, Inc.	4,484	330,471
		658,626
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. - Class A	15,883	622,137
Clearway Energy, Inc. - Class C	3,419	134,333
		756,470
Industrial REITs — 0.6%
LXP Industrial Trust	15,008	694,270
Terreno Realty Corp.	18,573	1,140,754
		1,835,024
Insurance — 1.6%
CNO Financial Group, Inc.	37,739	1,549,563
Fidelis Insurance Holdings Ltd.	30,487	582,607
Hamilton Insurance Group Ltd. - Class B	26,552	792,046
Heritage Insurance Holdings, Inc. (a)	6,216	163,170
Mercury General Corp.	7,270	640,850
Safety Insurance Group, Inc.	5,320	386,445
SiriusPoint Ltd. (a)	19,278	415,248
Stewart Information Services Corp.	3,525	217,070
Universal Insurance Holdings, Inc.	4,133	141,183
		4,888,182
Interactive Media & Services — 0.3%
Webtoon Entertainment, Inc. (a) (b)	28,677	263,542
Ziff Davis, Inc. (a)	13,644	572,502
		836,044
IT Services — 0.7%
Applied Digital Corp. (a) (b)	10,805	256,511
ASGN, Inc. (a)	19,481	754,110
BigBear.ai Holdings, Inc. (a) (b)	106,839	376,073
Fastly, Inc. - Class A (a)	28,039	814,813
Unisys Corp. (a)	56,207	116,348
		2,317,855
Leisure Products — 0.4%
Callaway Golf Co. (a) (b)	95,867	1,330,634
Life Sciences Tools & Services — 0.6%
10X Genomics, Inc. - Class A (a)	56,879	1,207,541
Cytek Biosciences, Inc. (a)	42,345	185,047
BHFTI-201

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
Fortrea Holdings, Inc. (a)	36,954	$348,107
		1,740,695
Machinery — 1.0%
Atmus Filtration Technologies, Inc.	14,654	831,907
Blue Bird Corp. (a)	8,117	460,964
Hillman Solutions Corp. (a)	60,490	503,277
Mueller Industries, Inc.	2,800	310,240
Terex Corp.	11,647	688,338
Worthington Enterprises, Inc.	3,776	196,881
		2,991,607
Marine Transportation — 0.9%
Costamare Bulkers Holdings Ltd. (a)	3,689	57,069
Costamare, Inc.	68,763	1,162,095
Matson, Inc.	5,536	907,572
Safe Bulkers, Inc.	95,743	606,053
		2,732,789
Media — 1.6%
EchoStar Corp. - Class A (a) (b)	32,470	3,801,263
John Wiley & Sons, Inc. - Class A	15,585	593,788
PubMatic, Inc. - Class A (a)	29,503	241,335
Stagwell, Inc. (a) (b)	67,356	423,669
		5,060,055
Metals & Mining — 3.8%
Coeur Mining, Inc. (a)	79,286	1,488,198
Commercial Metals Co.	35,193	2,161,906
Constellium SE (a)	77,955	1,916,134
Hecla Mining Co.	103,070	1,920,194
Ivanhoe Electric, Inc. (a)	2,223	26,276
Materion Corp.	9,175	1,327,164
SSR Mining, Inc. (a)	48,282	1,419,491
USA Rare Earth, Inc. (a) (b)	8,663	131,114
Warrior Met Coal, Inc.	14,374	1,338,938
		11,729,415
Mortgage Real Estate Investment Trusts — 1.1%
Adamas Trust, Inc.	32,848	241,761
Apollo Commercial Real Estate Finance, Inc.	27,627	291,741
BrightSpire Capital, Inc. (b)	78,978	442,277
Ellington Financial, Inc.	53,712	636,487
Ladder Capital Corp.	150,749	1,472,818
TPG RE Finance Trust, Inc.	40,648	317,461
		3,402,545
Multi-Utilities — 1.0%
Avista Corp.	3,423	137,399
Black Hills Corp.	19,929	1,383,272
Northwestern Energy Group, Inc.	6,277	413,906
Unitil Corp.	24,559	1,282,962
		3,217,539
Security Description	Shares	Value
Office REITs — 1.1%
COPT Defense Properties	64,996	$1,988,878
Empire State Realty Trust, Inc. - Class A	46,096	239,699
Piedmont Realty Trust, Inc. - Class A (a)	79,751	523,964
Postal Realty Trust, Inc. - Class A	21,436	397,852
SL Green Realty Corp. (b)	7,120	263,013
		3,413,406
Oil, Gas & Consumable Fuels — 5.9%
California Resources Corp.	10,574	731,932
Calumet, Inc. (a)	16,447	590,447
Chord Energy Corp.	7,074	1,005,781
Clean Energy Fuels Corp. (a)	2,043	5,067
CNX Resources Corp. (a) (b)	56,771	2,188,522
Core Natural Resources, Inc.	1,609	168,511
Crescent Energy Co. - Class A	35,972	485,622
Energy Fuels, Inc. (a) (b)	11,209	204,564
Excelerate Energy, Inc. - Class A	30,514	1,019,778
Green Plains, Inc. (a)	21,986	361,670
Gulfport Energy Corp. (a)	1,513	320,106
International Seaways, Inc.	9,195	670,132
Kosmos Energy Ltd. (a)	166,521	462,928
Magnolia Oil & Gas Corp. - Class A	27,402	865,081
Murphy Oil Corp.	14,729	607,571
Ovintiv, Inc.	6,768	401,749
Par Pacific Holdings, Inc. (a)	31,678	1,984,310
PBF Energy, Inc. - Class A	2,870	136,669
Peabody Energy Corp.	34,435	1,134,633
Scorpio Tankers, Inc.	3,943	294,384
SM Energy Co.	34,895	1,088,026
Teekay Corp. Ltd.	60,190	734,920
Teekay Tankers Ltd. - Class A	31,919	2,340,301
World Kinect Corp. (b)	18,373	423,865
		18,226,569
Passenger Airlines — 0.4%
JetBlue Airways Corp. (a)	72,349	319,782
SkyWest, Inc. (a)	9,354	858,978
Sun Country Airlines Holdings, Inc. (a)	8,521	140,767
		1,319,527
Personal Care Products — 0.1%
Nature's Sunshine Products, Inc. (a)	15,277	366,495
Pharmaceuticals — 1.8%
Aclaris Therapeutics, Inc. (a)	75,268	282,255
Alumis, Inc. (a)	20,833	458,951
Amylyx Pharmaceuticals, Inc. (a)	14,699	204,316
Atea Pharmaceuticals, Inc. (a)	35,833	192,782
BioAge Labs, Inc. (a)	12,639	221,056
Definium Therapeutics, Inc. (a)	21,672	409,601
Ligand Pharmaceuticals, Inc. (a)	3,616	721,934
Maze Therapeutics, Inc. (a)	6,002	179,160
MBX Biosciences, Inc. (a)	11,619	346,827
Nuvation Bio, Inc. (a)	75,707	324,783
Phathom Pharmaceuticals, Inc. (a)	12,797	142,175
Prestige Consumer Healthcare, Inc. (a)	3,383	200,510
BHFTI-202

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Septerna, Inc. (a)	8,522	$204,784
Supernus Pharmaceuticals, Inc. (a)	10,118	522,999
Terns Pharmaceuticals, Inc. (a)	16,530	871,462
WaVe Life Sciences Ltd. (a)	23,062	167,199
		5,450,794
Professional Services — 0.1%
Alight, Inc. - Class A	13,783	8,031
IBEX Holdings Ltd. (a)	6,159	165,185
Kelly Services, Inc. - Class A	17,291	153,025
		326,241
Real Estate Management & Development — 0.5%
Compass, Inc. - Class A (a)	59,450	434,579
Cushman & Wakefield Ltd. (a)	27,652	339,014
Newmark Group, Inc. - Class A	48,542	727,645
		1,501,238
Residential REITs — 0.4%
Centerspace	3,279	188,379
Independence Realty Trust, Inc.	46,390	690,747
UMH Properties, Inc.	8,349	120,476
Veris Residential, Inc.	14,144	266,897
		1,266,499
Retail REITs — 2.2%
Agree Realty Corp.	1,335	100,632
Curbline Properties Corp.	36,204	933,701
Getty Realty Corp.	15,536	494,045
InvenTrust Properties Corp.	26,275	800,336
Kite Realty Group Trust	51,101	1,254,530
Macerich Co.	52,886	999,545
NETSTREIT Corp. (b)	38,419	723,430
Phillips Edison & Co., Inc.	34,611	1,295,144
Tanger, Inc.	11,287	383,532
		6,984,895
Semiconductors & Semiconductor Equipment — 1.7%
ACM Research, Inc. - Class A (a)	18,897	743,597
Aehr Test Systems (a) (b)	22,995	852,655
Ambarella, Inc. (a)	3,161	162,712
Diodes, Inc. (a)	10,168	694,068
FormFactor, Inc. (a)	4,159	403,381
Ichor Holdings Ltd. (a)	6,369	296,859
Kulicke & Soffa Industries, Inc.	4,042	265,640
Navitas Semiconductor Corp. (a) (b)	30,679	269,055
Penguin Solutions, Inc. (a) (b)	8,055	141,768
Synaptics, Inc. (a)	8,337	583,924
Ultra Clean Holdings, Inc. (a)	9,336	580,512
Veeco Instruments, Inc. (a)	8,936	302,573
		5,296,744
Software — 2.8%
Adeia, Inc.	39,804	956,490
Arteris, Inc. (a)	5,489	90,239
Security Description	Shares	Value
Software—(Continued)
Bit Digital, Inc. (a)	98,653	$129,235
Box, Inc. - Class A (a)	12,781	302,143
Cipher Digital, Inc. (a)	83,199	1,070,771
Cleanspark, Inc. (a) (b)	76,600	651,866
Consensus Cloud Solutions, Inc. (a)	11,033	261,923
Core Scientific, Inc. (a)	15,398	230,354
Digital Turbine, Inc. (a)	77,584	223,442
Hut 8 Corp. (a) (b)	21,660	1,016,071
LiveRamp Holdings, Inc. (a)	18,548	491,893
MARA Holdings, Inc. (a) (b)	131,377	1,072,036
Mitek Systems, Inc. (a)	13,322	179,847
NCR Voyix Corp. (a)	23,603	149,407
OneSpan, Inc.	23,201	244,307
Porch Group, Inc. (a)	41,791	299,642
Riot Platforms, Inc. (a)	86,220	1,065,679
Terawulf, Inc. (a) (b)	15,295	220,707
Xperi, Inc. (a)	4,735	26,516
		8,682,568
Specialized REITs — 0.5%
Four Corners Property Trust, Inc.	28,598	676,343
Outfront Media, Inc.	14,225	376,962
Rayonier, Inc.	27,967	576,680
		1,629,985
Specialty Retail — 2.1%
American Eagle Outfitters, Inc.	45,128	753,638
Arko Corp.	95,937	533,410
Asbury Automotive Group, Inc. (a)	2,051	400,786
Group 1 Automotive, Inc.	970	320,711
MarineMax, Inc. (a)	18,490	500,339
National Vision Holdings, Inc. (a)	15,369	398,057
RealReal, Inc. (a)	57,258	519,903
Signet Jewelers Ltd.	22,272	1,885,102
Victoria's Secret & Co. (a)	22,512	1,043,656
Zumiez, Inc. (a)	14,033	310,971
		6,666,573
Technology Hardware, Storage & Peripherals — 0.1%
Turtle Beach Corp. (a)	18,525	187,844
Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd. (a)	40,455	712,817
Tobacco — 0.0%
Turning Point Brands, Inc.	1,546	134,177
Trading Companies & Distributors — 1.5%
BlueLinx Holdings, Inc. (a)	3,897	211,140
Boise Cascade Co.	11,979	908,607
GATX Corp.	5,045	861,383
Hudson Technologies, Inc. (a)	14,007	82,361
Rush Enterprises, Inc. - Class A	17,292	1,143,174
WESCO International, Inc.	5,201	1,423,098
		4,629,763
BHFTI-203

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Water Utilities — 0.6%
American States Water Co.	4,597	$347,625
Consolidated Water Co. Ltd.	48,824	1,617,051
		1,964,676
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	10,464	114,058
Telephone & Data Systems, Inc.	8,311	349,893
		463,951
Total Common Stocks (Cost $264,456,990)		304,039,333

Short-Term Investments—2.1%
Repurchase Agreement—2.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $6,413,367; collateralized by U.S. Treasury Note at 4.375%, maturing 07/15/27, with a market value of $6,541,223	6,412,922	6,412,922
Total Short-Term Investments (Cost $6,412,922)		6,412,922

Securities Lending Reinvestments (c)—2.2%
Short-Term Investment Funds—1.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (d)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (d)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.600% (d)	1,100,000	1,100,000
		3,100,000

Repurchase Agreements—1.2%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $500,051; collateralized by various Common Stock with an aggregate market value of $556,141	500,000	500,000
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.660%, due on 04/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.500%, maturity dates ranging from 05/31/29 - 07/31/29, and an aggregate market value of $1,020,001	1,000,000	1,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $1,020,013	1,000,000	$1,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $1,141,693; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $1,164,409	1,141,578	1,141,578
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $50,005; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $55,549	50,000	50,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $100,010; collateralized by various Common Stock with an aggregate market value of $111,463	100,000	100,000
		3,791,578
Total Securities Lending Reinvestments (Cost $6,891,578)		6,891,578
Total Investments—102.1% (Cost $277,761,490)		317,343,833
Other assets and liabilities (net)—(2.1)%		(6,593,699)
Net Assets—100.0%		$310,750,134

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $18,008,782 and the collateral received consisted of cash in the amount of
$6,891,578 and non-cash collateral with a value of $10,785,213. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
BHFTI-204

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	06/18/26	57	USD	7,159,770	$3,442
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$304,039,333	$—	$—	$304,039,333
Total Short-Term Investments*	—	6,412,922	—	6,412,922
Securities Lending Reinvestments
Short-Term Investment Funds	3,100,000	—	—	3,100,000
Repurchase Agreements	—	3,791,578	—	3,791,578
Total Securities Lending Reinvestments	3,100,000	3,791,578	—	6,891,578
Total Investments	$307,139,333	$10,204,500	$—	$317,343,833
Collateral for Securities Loaned (Liability)	$—	$(6,891,578)	$—	$(6,891,578)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,442	$—	$—	$3,442

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-205

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—66.7% of Net Assets

Security Description	Shares	Value

Banks — 1.8%
JPMorgan Chase & Co.	21,030	$6,186,185
Broadline Retail — 3.3%
Amazon.com, Inc. (a)	55,697	11,600,014
Building Products — 2.0%
Trane Technologies PLC	16,343	6,810,782
Capital Markets — 7.6%
Blackrock, Inc.	6,845	6,582,905
Goldman Sachs Group, Inc.	7,141	6,041,214
London Stock Exchange Group PLC	34,853	4,119,134
S&P Global, Inc.	22,326	9,496,141
		26,239,394
Chemicals — 1.4%
Linde PLC	9,996	4,955,617
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	6,102	6,080,216
Electrical Equipment — 1.5%
Schneider Electric SE	18,700	5,136,331
Electronic Equipment, Instruments & Components — 1.2%
Halma PLC	79,256	4,026,560
Financial Services — 2.8%
Mastercard, Inc. - Class A	19,437	9,711,892
Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.	5,231	1,415,456
Hotels, Restaurants & Leisure — 8.7%
Airbnb, Inc. - Class A (a)	35,305	4,458,316
Booking Holdings, Inc.	3,882	16,344,462
Expedia Group, Inc.	10,183	2,351,153
Hilton Worldwide Holdings, Inc.	23,167	7,044,621
		30,198,552
Insurance — 1.4%
Progressive Corp.	24,230	4,803,355
Interactive Media & Services — 3.0%
Alphabet, Inc. - Class A	35,915	10,327,717
IT Services — 2.0%
CGI, Inc.	28,400	2,076,256
Nomura Research Institute Ltd.	181,900	5,040,003
		7,116,259
Life Sciences Tools & Services — 2.3%
Danaher Corp.	17,815	3,377,724
Mettler-Toledo International, Inc. (a)	3,593	4,531,492
		7,909,216
Security Description	Shares/ Principal Amount*	Value
Machinery — 5.2%
Atlas Copco AB - A Shares	294,689	$5,183,276
Cummins, Inc.	10,755	5,786,405
Parker-Hannifin Corp.	7,892	7,065,234
		18,034,915
Semiconductors & Semiconductor Equipment — 13.7%
ASML Holding NV	7,838	10,374,668
KLA Corp.	4,042	5,951,481
NVIDIA Corp.	116,407	20,301,381
Taiwan Semiconductor Manufacturing Co. Ltd.	192,000	10,824,084
		47,451,614
Software — 3.0%
Constellation Software, Inc.	1,129	1,981,890
Roper Technologies, Inc.	13,949	4,935,993
Salesforce, Inc.	7,141	1,333,010
Tyler Technologies, Inc. (a)	6,108	2,091,257
		10,342,150
Specialty Retail — 3.2%
Home Depot, Inc.	14,739	4,847,510
O'Reilly Automotive, Inc. (a)	68,576	6,330,250
		11,177,760
Textiles, Apparel & Luxury Goods — 0.4%
LVMH Moet Hennessy Louis Vuitton SE	2,475	1,375,766
Total Common Stocks (Cost $167,933,501)		230,899,751

Corporate Bonds & Notes—18.2%
Aerospace/Defense — 0.7%
Boeing Co.
3.625%, 02/01/31	160,000	152,163
5.150%, 05/01/30	120,000	122,009
5.705%, 05/01/40	125,000	125,197
5.805%, 05/01/50	495,000	478,530
6.528%, 05/01/34	855,000	931,388
6.858%, 05/01/54	510,000	561,293
TransDigm, Inc.
6.750%, 08/15/28 (144A)	30,000	30,364
		2,400,944
Airlines — 0.1%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	141,680	135,480
4.125%, 06/15/29 (144A)	94,832	93,065
		228,545
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
3.750%, 01/30/31 (144A)	45,000	41,888
4.750%, 10/01/27 (144A)	105,000	104,349
American Honda Finance Corp.
5.150%, 07/09/32	115,000	115,221
BHFTI-206

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Auto Manufacturers—(Continued)
Hyundai Capital America
5.400%, 06/24/31 (144A)	40,000	$40,694
6.375%, 04/08/30 (144A)	175,000	183,645
		485,797
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
1.600%, 09/15/28 (EUR)	100,000	110,887
ZF North America Capital, Inc.
6.875%, 04/14/28 (144A)	150,000	152,146
6.875%, 04/23/32 (144A)	150,000	142,515
		405,548
Banks — 1.6%
Banco de Chile
2.990%, 12/09/31 (144A)	200,000	181,321
Banco de Credito del Peru SA
5.650%, 5Y H15 + 1.961%, 01/15/37 (144A) (b)	144,000	140,436
Banco Santander SA
6.938%, 11/07/33	200,000	224,299
Bank of America Corp.
3.846%, 5Y H15 + 2.000%, 03/08/37 (b) (c)	275,000	254,731
Credit Agricole SA
5.862%, SOFR + 1.740%, 01/09/36 (144A) (b)	250,000	257,524
Danske Bank AS
4.750%, 1Y EUR Swap + 1.700%, 06/21/30 (EUR) (b)	280,000	335,540
Deutsche Bank AG
2.552%, SOFR + 1.318%, 01/07/28 (b)	170,000	167,355
Goldman Sachs Group, Inc.
5.065%, SOFR + 1.190%, 01/21/37 (b)	307,000	300,145
Intesa Sanpaolo SpA
6.625%, 06/20/33 (144A)	315,000	341,240
JPMorgan Chase & Co.
6.500%, 5Y H15 + 2.152%, 04/01/30 (b) (c)	800,000	820,908
Morgan Stanley
2.484%, SOFR + 1.360%, 09/16/36 (b)	510,000	438,798
5.314%, 5Y H15 + 1.170%, 01/18/41 (b)	208,000	200,787
5.948%, 5Y H15 + 2.430%, 01/19/38 (b)	110,000	112,685
Sumitomo Mitsui Financial Group, Inc.
5.766%, 01/13/33 (c)	200,000	208,143
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (b)	510,000	467,709
UniCredit SpA
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (b)	325,000	342,007
Wells Fargo & Co.
4.960%, SOFR + 1.100%, 01/23/37 (b) (c)	283,000	275,682
Westpac Banking Corp.
1.953%, 11/20/28	400,000	378,004
		5,447,314
Beverages — 0.1%
Anheuser-Busch InBev SA
3.700%, 04/02/40 (EUR)	300,000	326,095
Security Description	Principal Amount*	Value
Beverages—(Continued)
Diageo Capital PLC
2.125%, 04/29/32	200,000	$172,528
		498,623
Building Materials — 0.1%
JH North America Holdings, Inc.
5.875%, 01/31/31 (144A)	75,000	74,377
6.125%, 07/31/32 (144A)	105,000	104,581
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A)	298,000	302,173
		481,131
Chemicals — 0.3%
Albemarle Corp.
5.050%, 06/01/32	62,000	62,221
Ashland, Inc.
3.375%, 09/01/31 (144A) (c)	55,000	49,387
Chemours Co.
5.750%, 11/15/28 (144A) (c)	27,000	26,733
OCP SA
6.750%, 05/02/34 (144A)	450,000	468,143
Sociedad Quimica y Minera de Chile SA
5.500%, 09/10/34 (144A)	200,000	198,080
6.500%, 11/07/33 (144A)	200,000	211,956
Solstice Advanced Materials, Inc.
5.625%, 09/30/33 (144A)	96,000	94,660
		1,111,180
Commercial Services — 0.2%
Block, Inc.
3.500%, 06/01/31 (c)	139,000	126,399
TriNet Group, Inc.
3.500%, 03/01/29 (144A)	415,000	376,190
United Rentals North America, Inc.
3.750%, 01/15/32	225,000	206,209
6.125%, 03/15/34 (144A)	140,000	141,762
		850,560
Computers — 0.0%
Seagate Data Storage Technology Pte. Ltd.
4.091%, 06/01/29 (144A)	155,000	150,016
9.625%, 12/01/32 (144A)	7,650	8,502
		158,518
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32	260,000	236,139
Blue Owl Finance LLC
6.250%, 04/18/34	158,000	151,898
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.340%, 01/30/32	175,000	150,467
Brookfield Finance, Inc.
3.900%, 01/25/28	185,000	182,969
Freedom Mortgage Holdings LLC
8.375%, 04/01/32 (144A)	47,000	46,234
BHFTI-207

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Freedom Mortgage Holdings LLC
9.125%, 05/15/31 (144A)	35,000	$35,577
Jefferies Financial Group, Inc.
6.200%, 04/14/34	235,000	239,656
Macquarie Airfinance Holdings Ltd.
6.400%, 03/26/29 (144A)	10,000	10,361
6.500%, 03/26/31 (144A)	15,000	15,707
Nomura Holdings, Inc.
2.710%, 01/22/29	245,000	232,650
Osaic Holdings, Inc.
6.750%, 08/01/32 (144A)	102,000	102,013
Power Finance Corp. Ltd.
3.950%, 04/23/30 (144A)	200,000	193,180
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.875%, 03/01/31 (144A) (c)	258,000	238,077
		1,834,928
Electric — 0.7%
Colbun SA
5.375%, 09/11/35 (144A)	200,000	195,370
Comision Federal de Electricidad
6.045%, 01/28/34 (144A)	340,000	329,494
EDP Finance BV
1.710%, 01/24/28 (144A)	205,000	194,550
Electricite de France SA
4.875%, 09/21/38 (144A)	200,000	185,373
Empresas Publicas de Medellin ESP
4.250%, 07/18/29 (144A)	200,000	185,628
Enel Chile SA
4.875%, 06/12/28	110,000	110,605
Engie Energia Chile SA
3.400%, 01/28/30	305,000	283,648
6.375%, 04/17/34 (144A)	200,000	207,728
Engie SA
1.250%, 10/24/41 (EUR)	200,000	146,882
Israel Electric Corp. Ltd.
3.750%, 02/22/32 (144A)	200,000	184,223
Orsted AS
2.125%, 05/17/27 (GBP)	215,000	274,645
Talen Energy Supply LLC
6.250%, 02/01/34 (144A)	201,000	198,761
		2,496,907
Electronics — 0.1%
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A) (c)	275,000	255,068
4.375%, 02/15/30 (144A)	80,000	76,507
		331,575
Engineering & Construction — 0.3%
Cellnex Telecom SA
1.750%, 10/23/30 (EUR)	400,000	423,506
IHS Holding Ltd.
7.875%, 05/29/30 (144A)	280,000	283,685
TopBuild Corp.
4.125%, 02/15/32 (144A) (c)	40,000	36,863
Security Description	Principal Amount*	Value
Engineering & Construction—(Continued)
TopBuild Corp.
5.625%, 01/31/34 (144A) (c)	144,000	$140,943
		884,997
Entertainment — 0.3%
Discovery Global Holdings, Inc.
4.279%, 03/15/32 (c)	976,000	863,760
Environmental Control — 0.0%
GFL Environmental Holdings U.S., Inc.
5.500%, 02/01/34 (144A)	40,000	39,232
GFL Environmental, Inc.
4.375%, 08/15/29 (144A)	65,000	63,240
6.750%, 01/15/31 (144A)	25,000	25,871
		128,343
Food — 0.4%
Fonterra Co-Operative Group Ltd.
3.750%, 06/16/26 (AUD)	400,000	275,403
4.000%, 11/02/27 (AUD)	100,000	67,561
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.750%, 12/01/31	85,000	79,379
6.750%, 03/15/34	245,000	269,463
Lamb Weston Holdings, Inc.
4.875%, 05/15/28 (144A)	30,000	29,648
Pilgrim's Pride Corp.
3.500%, 03/01/32	450,000	408,485
4.250%, 04/15/31	40,000	38,209
Post Holdings, Inc.
4.500%, 09/15/31 (144A)	220,000	204,558
		1,372,706
Forest Products & Paper — 0.2%
Suzano Austria GmbH
2.500%, 09/15/28	255,000	242,149
3.125%, 01/15/32	125,000	109,928
3.750%, 01/15/31	60,000	55,733
Suzano Netherlands BV
5.500%, 01/15/36	145,000	140,288
		548,098
Gas — 0.5%
Naturgy Finance Iberia SA
1.500%, 01/29/28 (EUR)	200,000	224,662
Venture Global Plaquemines LNG LLC
6.125%, 12/15/30 (144A)	143,000	147,065
6.500%, 01/15/34 (144A)	613,000	639,018
6.500%, 06/15/34 (144A)	74,000	77,030
6.750%, 01/15/36 (144A)	145,000	153,577
7.500%, 05/01/33 (144A)	252,000	276,999
7.750%, 05/01/35 (144A) (c)	65,000	72,851
		1,591,202
BHFTI-208

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Products — 0.1%
Avantor Funding, Inc.
4.625%, 07/15/28 (144A)	60,000	$58,561
DH Europe Finance II SARL
0.750%, 09/18/31 (EUR)	140,000	139,760
Hologic, Inc.
3.250%, 02/15/29 (144A)	160,000	159,722
		358,043
Healthcare-Services — 0.2%
HCA, Inc.
5.125%, 06/15/39	350,000	329,848
Molina Healthcare, Inc.
3.875%, 11/15/30 (144A)	40,000	35,761
3.875%, 05/15/32 (144A)	105,000	91,205
4.375%, 06/15/28 (144A)	60,000	58,018
6.500%, 02/15/31 (144A)	125,000	122,888
		637,720
Holding Companies-Diversified — 0.1%
CK Hutchison International 19 Ltd.
3.625%, 04/11/29 (144A)	225,000	220,108
Home Builders — 0.0%
Taylor Morrison Communities, Inc.
5.750%, 11/15/32 (144A) (c)	83,000	83,073
Household Products/Wares — 0.1%
Kimberly-Clark de Mexico SAB de CV
2.431%, 07/01/31	200,000	182,196
Insurance — 0.3%
AIA Group Ltd.
3.600%, 04/09/29	200,000	196,778
3.900%, 04/06/28 (144A)	260,000	258,915
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.000%, 01/15/31 (144A)	255,000	257,170
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.
7.500%, 07/15/33 (144A)	75,000	71,125
Ryan Specialty LLC
5.875%, 08/01/32 (144A) (c)	235,000	232,266
		1,016,254
Internet — 0.1%
Alibaba Group Holding Ltd.
3.400%, 12/06/27 (c)	240,000	237,194
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.250%, 12/01/27 (144A)	85,000	84,654
		321,848
Iron/Steel — 0.1%
Commercial Metals Co.
5.750%, 11/15/33 (144A)	74,000	73,222
6.000%, 12/15/35 (144A)	104,000	102,528
Security Description	Principal Amount*	Value
Iron/Steel—(Continued)
Mineral Resources Ltd.
9.250%, 10/01/28 (144A)	15,000	$15,542
		191,292
Leisure Time — 0.5%
Carnival Corp.
5.750%, 03/15/30 (144A) (c)	140,000	141,110
Kingpin Intermediate Holdings LLC
7.250%, 10/15/32 (144A) (c)	76,000	67,152
NCL Corp. Ltd.
6.750%, 02/01/32 (144A)	125,000	124,052
Royal Caribbean Cruises Ltd.
4.750%, 05/15/33	283,000	273,254
5.250%, 02/27/38 (c)	211,000	200,727
5.375%, 01/15/36 (c)	62,000	60,912
5.500%, 04/01/28 (144A)	450,000	455,087
5.625%, 09/30/31 (144A)	440,000	444,337
6.250%, 03/15/32 (144A)	50,000	51,119
		1,817,750
Lodging — 0.3%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32 (144A)	655,000	595,179
5.500%, 03/31/34 (144A)	39,000	38,102
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875%, 07/01/31 (144A)	70,000	63,165
6.625%, 01/15/32 (144A)	70,000	69,140
Marriott Ownership Resorts, Inc.
4.500%, 06/15/29 (144A)	88,000	83,436
Travel & Leisure Co.
4.500%, 12/01/29 (144A)	75,000	71,718
4.625%, 03/01/30 (144A)	175,000	166,965
6.125%, 09/01/33 (144A)	90,000	88,830
		1,176,535
Machinery-Diversified — 0.0%
Esab Corp.
5.625%, 04/01/31 (144A)	67,000	67,470
Media — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.950%, 06/30/62	45,000	26,440
6.384%, 10/23/35	65,000	66,006
6.550%, 06/01/34 (c)	135,000	140,151
6.650%, 02/01/34	70,000	73,020
CSC Holdings LLC
4.125%, 12/01/30 (144A) (c)	400,000	240,036
4.500%, 11/15/31 (144A)	405,000	240,128
4.625%, 12/01/30 (144A)	1,385,000	488,721
5.375%, 02/01/28 (144A)	1,018,000	752,863
11.250%, 05/15/28 (144A)	201,000	164,246
Directv Financing LLC
8.875%, 02/01/30 (144A)	564,000	562,380
BHFTI-209

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Media—(Continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.000%, 02/15/31 (144A)	235,000	$239,895
Discovery Communications LLC
3.625%, 05/15/30	855,000	794,915
6.350%, 06/01/40	63,000	46,168
DISH DBS Corp.
5.250%, 12/01/26 (144A)	1,160,000	1,150,051
5.750%, 12/01/28 (144A)	105,000	101,555
7.750%, 07/01/26	60,000	59,710
Grupo Televisa SAB
7.250%, 05/14/43 (MXN)	6,000,000	201,562
Paramount Global
4.200%, 05/19/32	36,000	30,862
4.950%, 01/15/31	69,000	63,916
7.875%, 07/30/30	63,000	65,767
		5,508,392
Mining — 1.5%
Anglo American Capital PLC
2.625%, 09/10/30 (144A)	200,000	182,468
5.625%, 04/01/30 (144A)	200,000	206,235
AngloGold Ashanti Holdings PLC
3.375%, 11/01/28 (c)	300,000	288,368
Antofagasta PLC
5.625%, 05/13/32	200,000	202,783
6.250%, 05/02/34 (144A)	200,000	208,840
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (144A)	285,000	267,471
Freeport-McMoRan, Inc.
4.375%, 08/01/28	325,000	322,604
5.400%, 11/14/34 (c)	540,000	547,923
Glencore Funding LLC
5.634%, 04/04/34 (144A)	1,230,000	1,258,871
5.700%, 05/08/33 (144A) (c)	285,000	293,740
6.500%, 10/06/33 (144A) (c)	1,270,000	1,374,247
Ivanhoe Mines Ltd.
7.875%, 01/23/30 (144A)	200,000	202,142
		5,355,692
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.
6.125%, 03/15/30 (144A)	50,000	50,827
6.250%, 03/15/33 (144A)	235,000	239,876
		290,703
Multi-National — 0.3%
International Bank for Reconstruction & Development
1.200%, 07/22/26 (CAD)	1,315,000	942,005
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
5.550%, 08/22/34	507,000	498,239
Oil & Gas — 0.8%
Chord Energy Corp.
6.000%, 10/01/30 (144A)	20,000	20,265
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Chord Energy Corp.
6.750%, 03/15/33 (144A)	370,000	$382,004
Continental Resources, Inc.
2.875%, 04/01/32 (144A) (c)	728,000	637,651
5.750%, 01/15/31 (144A) (c)	517,000	526,906
Equinor ASA
3.625%, 04/06/40	355,000	296,528
Matador Resources Co.
6.250%, 04/15/33 (144A)	5,000	5,005
6.500%, 04/15/32 (144A)	45,000	45,490
Pan American Energy LLC
7.750%, 01/15/37 (144A)	169,000	168,577
SM Energy Co.
6.750%, 08/01/29 (144A) (c)	155,000	157,348
7.000%, 08/01/32 (144A) (c)	35,000	35,738
8.375%, 07/01/28 (144A)	35,000	35,963
8.625%, 11/01/30 (144A)	175,000	184,640
8.750%, 07/01/31 (144A)	30,000	31,359
Sunoco LP
5.375%, 07/15/31 (144A)	4,000	3,968
5.625%, 03/15/31 (144A)	14,000	13,936
YPF SA
8.250%, 01/17/34 (144A)	335,000	341,244
		2,886,622
Packaging & Containers — 0.2%
Ball Corp.
5.500%, 09/15/33	582,000	582,334
Pharmaceuticals — 1.0%
Bausch Health Cos., Inc.
4.875%, 06/01/28 (144A)	200,000	183,142
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36	250,000	257,578
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/46	1,220,000	904,363
6.000%, 12/01/32	230,000	236,058
7.875%, 09/15/29	605,000	647,857
8.125%, 09/15/31	430,000	480,706
Teva Pharmaceutical Finance Netherlands IV BV
5.750%, 12/01/30 (c)	765,000	774,709
		3,484,413
Pipelines — 0.2%
Hess Midstream Operations LP
4.250%, 02/15/30 (144A)	95,000	91,289
ONEOK, Inc.
5.450%, 06/01/47	60,000	54,103
Targa Resources Corp.
6.125%, 03/15/33	115,000	121,621
Venture Global LNG, Inc.
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (b)	235,000	234,071
Western Midstream Operating LP
5.250%, 02/01/50 (c)	50,000	42,171
5.300%, 03/01/48	80,000	67,619
5.450%, 04/01/44	15,000	13,344
BHFTI-210

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Western Midstream Operating LP
5.500%, 08/15/48	10,000	$8,641
6.150%, 04/01/33	110,000	114,805
		747,664
Real Estate — 0.2%
Blackstone Property Partners Europe Holdings SARL
1.625%, 04/20/30 (EUR)	215,000	225,734
Logicor Financing SARL
2.000%, 01/17/34 (EUR)	140,000	133,285
3.750%, 07/14/32 (EUR)	202,000	224,648
		583,667
Real Estate Investment Trusts — 0.4%
Equinix Europe 2 Financing Corp. LLC
3.250%, 03/15/31 (EUR)	100,000	111,870
Iron Mountain, Inc.
4.875%, 09/15/29 (144A)	225,000	218,911
5.250%, 07/15/30 (144A)	125,000	121,445
Prologis Euro Finance LLC
0.250%, 09/10/27 (EUR)	320,000	353,200
Prologis LP
2.250%, 06/30/29 (GBP)	135,000	164,470
Realty Income Corp.
1.625%, 12/15/30 (GBP)	125,000	139,857
5.125%, 07/06/34 (EUR)	100,000	122,080
		1,231,833
Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc.
3.500%, 02/15/29 (144A)	10,000	9,547
3.875%, 01/15/28 (144A)	5,000	4,887
4.000%, 10/15/30 (144A)	685,000	643,849
5.625%, 09/15/29 (144A)	80,000	80,174
El Puerto de Liverpool SAB de CV
6.658%, 01/22/37 (144A)	200,000	205,000
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.375%, 01/15/29 (144A)	400,000	365,412
PetSmart LLC/PetSmart Finance Corp.
7.500%, 09/15/32 (144A)	250,000	251,217
Yum! Brands, Inc.
3.625%, 03/15/31	85,000	78,521
4.625%, 01/31/32	220,000	210,084
		1,848,691
Semiconductors — 0.7%
Broadcom, Inc.
2.600%, 02/15/33	690,000	603,313
3.419%, 04/15/33	680,000	621,808
3.469%, 04/15/34	1,080,000	972,473
4.150%, 04/15/32 (144A)	330,000	319,276
		2,516,870
Security Description	Principal Amount*	Value
Software — 0.7%
Fair Isaac Corp.
6.000%, 05/15/33 (144A)	775,000	$760,447
OAK-Eagle Acquireco, Inc.
7.250%, 07/01/33 (144A)	36,000	37,299
Open Text Corp.
3.875%, 12/01/29 (144A)	95,000	84,897
Open Text Holdings, Inc.
4.125%, 02/15/30 (144A) (c)	445,000	397,620
Oracle Corp.
6.700%, 02/04/56	430,000	399,085
6.850%, 02/04/66	187,000	171,913
Synopsys, Inc.
5.700%, 04/01/55 (c)	405,000	387,213
		2,238,474
Telecommunications — 1.7%
America Movil SAB de CV
2.125%, 03/10/28 (EUR)	235,000	265,394
2.875%, 05/07/30	200,000	186,313
Bharti Airtel Ltd.
3.250%, 06/03/31	305,000	286,493
Black Pearl Compute LLC
6.125%, 02/15/31 (144A) (c)	48,000	48,854
Cipher Compute LLC
7.125%, 11/15/30 (144A) (c)	44,000	45,585
EchoStar Corp.
6.750%, 6.750% PIK, 11/30/30 (d)	288,597	291,413
10.750%, 11/30/29	3,081,509	3,328,802
KT Corp.
2.500%, 07/18/26 (144A)	210,000	208,810
Ooredoo International Finance Ltd.
2.625%, 04/08/31 (144A)	250,000	226,453
Telecom Argentina SA
9.250%, 05/28/33 (144A)	200,000	206,904
T-Mobile USA, Inc.
3.875%, 04/15/30	355,000	345,724
Turk Telekomunikasyon AS
6.950%, 10/07/32 (144A) (c)	200,000	194,761
Turkcell Iletisim Hizmetleri AS
5.800%, 04/11/28	215,000	213,466
		5,848,972
Transportation — 0.1%
Canadian Pacific Railway Co.
1.750%, 12/02/26	265,000	260,890
Total Corporate Bonds & Notes (Cost $64,384,181)		63,018,426

Foreign Government—9.2%
Banks — 0.1%
Corp. Financiera de Desarrollo SA
2.400%, 09/28/27 (144A)	365,000	352,681
BHFTI-211

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas — 0.1%
Korea National Oil Corp.
2.125%, 04/18/27 (144A)	240,000	$234,660
Regional Government — 0.3%
New South Wales Treasury Corp.
2.000%, 03/08/33 (AUD)	1,280,000	715,941
Province of Quebec
2.300%, 09/01/29 (CAD)	390,000	273,078
		989,019
Sovereign — 8.7%
Argentina Republic Government International Bonds
4.125%, 07/09/35 (e)	236,000	169,920
Australia Government Bonds
0.500%, 09/21/26 (AUD)	566,000	383,353
3.000%, 11/21/33 (AUD)	470,000	285,934
4.250%, 12/21/35 (AUD)	883,000	575,536
4.250%, 03/21/36 (AUD)	3,221,000	2,095,612
Bonos de la Tesoreria de la Republica en pesos
4.700%, 09/01/30 (144A) (CLP)	300,000,000	315,928
5.000%, 03/01/35 (CLP)	295,000,000	306,252
Brazil Government International Bonds
6.000%, 10/20/33	325,000	325,910
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	4,775,000	805,392
10.000%, 01/01/35 (BRL)	3,297,000	518,111
Bundesobligation
2.400%, 04/18/30 (EUR)	275,000	314,339
Canada Government Bonds
2.500%, 11/01/27 (CAD)	2,038,000	1,458,450
Chile Government International Bonds
2.550%, 01/27/32	350,000	309,561
Colombia Government International Bonds
7.500%, 02/02/34	200,000	204,326
7.750%, 11/07/36	200,000	204,390
Colombia TES
7.500%, 08/26/26 (COP)	4,868,600,000	1,299,652
Dominican Republic International Bonds
6.000%, 07/19/28 (144A)	200,000	201,360
8.625%, 04/20/27 (144A)	133,333	135,173
Export-Import Bank of India
2.250%, 01/13/31 (144A)	310,000	276,275
Indonesia Treasury Bonds
7.000%, 09/15/30 (IDR)	4,793,000,000	284,522
Ireland Government Bonds
Zero Coupon, 10/18/31 (EUR)	345,000	340,684
Italy Buoni Poliennali Del Tesoro
2.950%, 07/01/30 (EUR)	750,000	859,086
3.650%, 08/01/35 (144A) (EUR)	235,000	267,880
Japan Government CPI-Linked Bonds
0.100%, 03/10/28 (JPY) (f)	94,978,745	599,980
Japan Government Ten Year Bonds
1.700%, 09/20/35 (JPY)	209,800,000	1,254,001
Japan Government Thirty Year Bonds
1.600%, 12/20/53 (JPY)	109,000,000	440,499
2.800%, 06/20/55 (JPY)	92,500,000	492,036
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Korea Treasury Bonds
2.500%, 09/10/30 (KRW)	902,260,000	$558,020
3.000%, 12/10/34 (KRW)	376,710,000	229,277
3.500%, 09/10/28 (KRW)	436,120,000	284,480
Malaysia Government Bonds
3.582%, 07/15/32 (MYR)	1,141,000	282,212
3.828%, 07/05/34 (MYR)	1,165,000	290,620
Mexico Bonos
7.500%, 06/03/27 (MXN)	7,046,700	393,263
8.000%, 04/15/32 (MXN)	21,300,000	1,127,644
8.000%, 02/21/36 (MXN)	12,221,200	624,554
Mexico Government International Bonds
3.500%, 02/12/34	200,000	170,300
4.000%, 03/15/2115 (EUR)	100,000	75,279
5.850%, 07/02/32	200,000	200,720
6.125%, 02/09/38	201,000	195,875
Netherlands Government Bonds
Zero Coupon, 01/15/29 (144A) (EUR)	395,000	424,046
New Zealand Government Bonds
1.500%, 05/15/31 (NZD)	600,000	301,419
3.000%, 04/20/29 (NZD)	1,490,000	835,516
3.500%, 04/14/33 (NZD)	605,000	327,481
4.250%, 05/15/36 (NZD)	2,378,000	1,313,046
Norway Government Bonds
1.375%, 08/19/30 (144A) (NOK)	5,850,000	532,444
1.750%, 02/17/27 (144A) (NOK)	2,950,000	297,897
Paraguay Government International Bonds
4.950%, 04/28/31 (144A)	104,000	103,532
Peru Government International Bonds
3.000%, 01/15/34	245,000	209,071
Republic of Poland Government Bonds
1.250%, 10/25/30 (PLN)	766,000	173,778
4.500%, 07/25/30 (PLN)	1,380,000	362,068
Republic of South Africa Government Bonds
8.875%, 02/28/35 (ZAR)	5,250,000	304,789
9.000%, 01/31/40 (ZAR)	11,100,000	616,031
Republic of South Africa Government International Bonds
5.750%, 09/30/49	965,000	746,128
7.100%, 11/19/36 (144A)	200,000	204,283
Romania Government International Bonds
2.000%, 04/14/33 (144A) (EUR)	120,000	109,074
6.125%, 10/07/37 (144A) (EUR)	175,000	196,180
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	985,000	766,886
Spain Government Bonds
1.250%, 10/31/30 (144A) (EUR)	336,000	360,803
Sweden Government Bonds
0.125%, 05/12/31 (SEK)	4,200,000	391,821
U.K. Gilts
4.125%, 01/29/27 (GBP)	680,000	898,361
4.250%, 07/31/34 (GBP)	1,140,000	1,451,864
BHFTI-212

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Uruguay Government International Bonds
8.250%, 05/21/31 (UYU)	8,750,000	$222,343
		30,305,267
Total Foreign Government (Cost $33,300,588)		31,881,627

U.S. Treasury & Government Agencies—3.0%
U.S. Treasury — 3.0%
U.S. Treasury Bonds
2.250%, 02/15/52	480,000	289,275
3.000%, 05/15/45	800,000	608,812
3.625%, 05/15/53	630,000	505,157
4.125%, 08/15/53	115,000	100,850
U.S. Treasury Inflation-Indexed Notes
0.375%, 07/15/27 (f)	591,614	591,353
U.S. Treasury Notes
2.750%, 08/15/32	115,000	106,361
3.375%, 05/15/33 (c)	825,000	785,909
3.625%, 12/31/30 (c)	1,695,000	1,671,959
3.750%, 06/30/30	1,012,000	1,005,438
3.875%, 12/31/32	1,693,000	1,668,465
4.000%, 03/31/30 (g)	997,000	1,000,583
4.000%, 11/15/35 (c)	2,105,000	2,053,362
4.625%, 02/15/35 (c)	100,000	102,601
Total U.S. Treasury & Government Agencies (Cost $10,625,885)		10,490,125

Floating Rate Loans (h)—1.3%
Aerospace/Defense — 0.0%
TransDigm, Inc.
2026 Term Loan N, 6.168%, 1M TSFR + 2.500%, 02/13/33	40,000	40,056
Auto Manufacturers — 0.0%
Allison Transmission, Inc.
2025 Incremental Term Loan B, 5.422%, 1M TSFR + 1.750%, 01/02/33	85,000	85,463
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc.
Term Loan B, 01/28/33 (i)	380,000	379,763
Chemicals — 0.0%
Solstice Advanced Materials, Inc.
Term Loan B, 5.417%, 3M TSFR + 1.750%, 10/29/32	105,000	105,673
Commercial Services — 0.1%
Trans Union LLC
2024 Term Loan B8, 5.450%, 3M TSFR + 1.750%, 06/24/31	262,635	261,486
United Rentals, Inc.
2025 Repriced Term Loan B, 5.168%, 1M TSFR + 1.500%, 02/14/31	24,810	24,956
		286,442
Security Description	Principal Amount*	Value

Computers — 0.0%
CACI International, Inc.
2026 Incremental Term Loan B2, 03/09/33 (i)	53,000	$53,066
Distribution/Wholesale — 0.0%
Resideo Funding, Inc.
2024 1st Lien Term Loan B, 5.673%, 1M TSFR + 2.000%, 02/11/28	30,132	30,094
2024 M&A 1st lien Term Loan B, 5.641%, 6M TSFR + 2.000%, 06/13/31	27,178	27,119
		57,213
Diversified Financial Services — 0.0%
Citadel Securities LP
2024 First Lien Term Loan, 5.700%, 3M TSFR + 2.000%, 10/31/31	29,699	29,753
Electric — 0.1%
NRG Energy, Inc.
2024 Term Loan, 5.521%, 3M TSFR + 1.750%, 04/16/31	263,989	264,724
Entertainment — 0.1%
DK Crown Holdings, Inc.
2025 Term Loan B, 5.419%, 1M TSFR + 1.750%, 03/04/32	89,100	89,124
Flutter Financing BV
2024 Term Loan B, 5.450%, 3M TSFR + 1.750%, 11/30/30	199,328	197,584
2025 Term Loan B, 5.700%, 3M TSFR + 2.000%, 06/04/32	69,475	68,889
Light & Wonder International, Inc.
2026 Term Loan B, 5.675%, 1M TSFR + 2.000%, 04/16/29	9,850	9,815
		365,412
Environmental Control — 0.0%
Clean Harbors, Inc.
2025 Term Loan, 5.168%, 1M TSFR + 1.500%, 10/08/32	89,775	90,495
Food Service — 0.1%
Aramark Services, Inc.
2025 Repriced Term Loan, 5.418%, 1M TSFR + 1.750%, 04/06/28	15,000	15,059
2025 Term Loan, 5.418%, 1M TSFR + 1.750%, 06/22/30	127,805	128,124
		143,183
Forest Products & Paper — 0.1%
Asplundh Tree Expert LLC
2024 Incremental Term Loan B, 5.418%, 1M TSFR + 1.750%, 05/23/31	142,318	142,826
Healthcare-Products — 0.1%
Bausch & Lomb Corp.
2025 Repriced Term Loan, 7.418%, 1M TSFR + 3.750%, 01/15/31	70,406	70,648
Hanger, Inc.
2024 Delayed Draw Term Loan, 3.500%, 1M TSFR + 3.500%, 10/23/31 (j)	8,304	8,335
2024 Term Loan B, 7.168%, 1M TSFR + 3.500%, 10/23/31	64,083	64,324
		143,307
BHFTI-213

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services — 0.0%
DaVita, Inc.
2025 Term Loan B, 5.418%, 1M TSFR + 1.750%, 05/09/31	24,750	$24,839
Insurance — 0.2%
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 6.370% - 6.450%, 3M TSFR + 2.750%, 6M TSFR + 2.750%, 02/15/31 (k)	783,503	768,159
Baldwin Insurance Group Holdings LLC
2025 Term Loan B2, 6.178%, 1M TSFR + 2.500%, 05/26/31	5,336	5,259
Ryan Specialty Group LLC
2024 USD Term Loan B, 5.668%, 1M TSFR + 2.000%, 09/15/31	19,750	19,750
Truist Insurance Holdings LLC
2024 Term Loan B, 6.450%, 3M TSFR + 2.750%, 05/06/31	34,097	33,663
		826,831
Investment Companies — 0.1%
Gryphon Acquire Newco LLC
Term Loan B, 6.675%, 3M TSFR + 3.000%, 09/13/32	188,903	189,296
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
2023 Term Loan B4, 5.429%, 1M TSFR + 1.750%, 11/08/30	96,740	97,037
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 5.418%, 1M TSFR + 1.750%, 05/24/30	265,275	266,436
		363,473
Machinery-Construction & Mining — 0.0%
Terex Corp.
2025 Term Loan, 5.418%, 1M TSFR + 1.750%, 10/08/31	24,750	24,822
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.
2026 Term Loan B, 5.298%, 1M TSFR + 1.625%, 02/28/33	80,000	80,500
Mining — 0.0%
Novelis Corp.
2025 Term Loan B, 5.450%, 3M TSFR + 1.750%, 03/11/32	112,322	112,504
Retail — 0.0%
PetSmart, Inc.
2025 USD Term Loan B, 08/18/32 (i)	4,670	4,649
Software — 0.2%
Dayforce, Inc.
2026 Term Loan, 6.661%, 3M TSFR + 3.000%, 02/04/33	288,699	273,976
Electronic Arts, Inc.
USD Term Loan B, 03/24/33 (i)	140,000	139,344
Kaseya, Inc.
2025 1st Lien Term Loan B, 6.918%, 1M TSFR + 3.250%, 03/22/32	104,705	97,997
Open Text Corp.
2023 Term Loan B, 5.418%, 1M TSFR + 1.750%, 01/31/30	112,562	110,398
		621,715
Security Description	Principal Amount*/ Shares	Value

Telecommunications — 0.0%
Ciena Corp.
2025 Repriced Term Loan B, 5.425%, 1M TSFR + 1.750%, 10/24/30	28,542	$28,627
Total Floating Rate Loans (Cost $4,498,428)		4,464,632

Convertible Bond—0.1%
Telecommunications — 0.1%
EchoStar Corp.
3.875%, 3.875% PIK, 11/30/30 (d) (Cost $159,490)	152,218	543,738

Municipals—0.1%
Tobacco Settlement Financing Corp.
6.706%, 06/01/46 (Cost $459,883)	460,000	358,287

Short-Term Investments—0.9%
Repurchase Agreement—0.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $3,288,464; collateralized by U.S. Treasury Note at 3.875%, maturing 07/31/27, with a market value of $3,354,135	3,288,235	3,288,235
Total Short-Term Investments (Cost $3,288,235)		3,288,235

Securities Lending Reinvestments (l)—0.3%
Short-Term Investment Funds—0.2%
Allspring Government Money Market Fund, Select Class 3.600% (m)	100,000	100,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (m)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (m)	100,000	100,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (m)	100,000	100,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (m)	100,000	100,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (m)	100,000	100,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.600% (m)	100,000	100,000
		700,000

Repurchase Agreements—0.1%
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $25,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $25,500	25,000	25,000
BHFTI-214

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (l)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $141,642; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $144,460	141,628	$141,628
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $10,001; collateralized by various Common Stock with an aggregate market value of $11,146	10,000	10,000
		176,628
Total Securities Lending Reinvestments (Cost $876,628)		876,628
Total Investments—99.8% (Cost $285,526,819)		345,821,449
Unfunded Loan Commitments—0.0% (Cost $(3,123))		(3,123)
Net Investments—99.8% (Cost $285,523,696)		345,818,326
Other assets and liabilities (net)—0.2%		544,547
Net Assets—100.0%		$346,362,873

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $11,108,631 and the collateral received consisted of cash in the amount of $876,628 and non-cash collateral with a value of $10,564,563. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(d)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2026, the market value of securities pledged was $702,516.
(h)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(i)	This loan will settle after March 31, 2026, at which time the interest rate will be determined.
(j)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(k)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of March 31, 2026.
(l)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(m)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$33,923,746, which is 9.8% of net assets.

Country Diversification as of March 31, 2026 (Unaudited)	% of Net Assets
United States	68.7
United Kingdom	3.5
Taiwan	3.1
Netherlands	3.1
Japan	2.4
Canada	2.3
Australia	2.2
Sweden	1.6
Mexico	1.2
Israel	1.0
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CNH	51,969,000	HSBCU	06/17/26	USD	7,588,432	$(3,312)
EUR	9,201,000	MSC	06/17/26	USD	10,702,198	(30,264)
JPY	523,419,000	MSC	06/17/26	USD	3,336,495	(17,385)

Contracts to Deliver
AUD	4,012,000	HSBCU	06/17/26	USD	2,853,960	88,954
BRL	5,039,000	UBSA	06/02/26	USD	953,038	(7,027)
BHFTI-215

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	2,000,000	CBNA	06/17/26	USD	1,465,964	$23,466
COP	4,796,862,000	UBSA	06/17/26	USD	1,265,863	(18,635)
EUR	880,000	MSC	06/17/26	USD	1,017,632	(3,051)
IDR	5,055,803,000	BOA	06/17/26	USD	297,400	402
JPY	66,000,000	MSC	06/17/26	USD	421,190	2,670
KRW	1,692,472,000	BOA	06/17/26	USD	1,153,185	45,655
MXN	30,479,000	BOA	06/17/26	USD	1,695,415	5,310
NZD	4,708,000	MSC	06/17/26	USD	2,767,984	55,301
ZAR	4,000,000	BOA	06/17/26	USD	238,796	3,762
ZAR	12,950,000	BOA	06/17/26	USD	771,775	10,854

Cross Currency Contracts to Buy
EUR	338,018	MSC	06/17/26	NOK	3,786,000	1,276
Net Unrealized Appreciation						$157,976
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	06/08/26	24	EUR	3,009,360	$(64,635)
U.S. Treasury Note 2 Year Futures	06/30/26	14	USD	2,904,234	(21,109)
U.S. Treasury Note 5 Year Futures	06/30/26	270	USD	29,208,516	(427,282)
U.S. Treasury Note 10 Year Futures	06/18/26	65	USD	7,218,047	(140,729)

Futures Contracts—Short
U.S. Treasury Long Bond Futures	06/18/26	(14)	USD	(1,594,250)	52,484
U.S. Treasury Note Ultra 10 Year Futures	06/18/26	(104)	USD	(11,805,625)	264,862
U.S. Treasury Ultra Long Bond Futures	06/18/26	(13)	USD	(1,515,312)	52,609
Net Unrealized Depreciation					$(283,800)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$6,186,185	$—	$—	$6,186,185
Broadline Retail	11,600,014	—	—	11,600,014
Building Products	6,810,782	—	—	6,810,782
Capital Markets	22,120,260	4,119,134	—	26,239,394
Chemicals	4,955,617	—	—	4,955,617
Consumer Staples Distribution & Retail	6,080,216	—	—	6,080,216
Electrical Equipment	—	5,136,331	—	5,136,331
Electronic Equipment, Instruments & Components	—	4,026,560	—	4,026,560
Financial Services	9,711,892	—	—	9,711,892
Health Care Providers & Services	1,415,456	—	—	1,415,456
Hotels, Restaurants & Leisure	30,198,552	—	—	30,198,552
Insurance	4,803,355	—	—	4,803,355
Interactive Media & Services	10,327,717	—	—	10,327,717
IT Services	2,076,256	5,040,003	—	7,116,259
Life Sciences Tools & Services	7,909,216	—	—	7,909,216
Machinery	12,851,639	5,183,276	—	18,034,915
BHFTI-216

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$26,252,862	$21,198,752	$—	$47,451,614
Software	10,342,150	—	—	10,342,150
Specialty Retail	11,177,760	—	—	11,177,760
Textiles, Apparel & Luxury Goods	—	1,375,766	—	1,375,766
Total Common Stocks	184,819,929	46,079,822	—	230,899,751
Total Corporate Bonds & Notes*	—	63,018,426	—	63,018,426
Total Foreign Government*	—	31,881,627	—	31,881,627
Total U.S. Treasury & Government Agencies*	—	10,490,125	—	10,490,125
Total Floating Rate Loans (Less Unfunded Loan Commitments of $3,123)*	—	4,461,509	—	4,461,509
Total Convertible Bonds*	—	543,738	—	543,738
Total Municipals*	—	358,287	—	358,287
Total Short-Term Investments*	—	3,288,235	—	3,288,235
Securities Lending Reinvestments
Short-Term Investment Funds	700,000	—	—	700,000
Repurchase Agreements	—	176,628	—	176,628
Total Securities Lending Reinvestments	700,000	176,628	—	876,628
Total Net Investments	$185,519,929	$160,298,397	$—	$345,818,326
Collateral for Securities Loaned (Liability)	$—	$(876,628)	$—	$(876,628)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$237,650	$—	$237,650
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(79,674)	—	(79,674)
Total Forward Contracts	$—	$157,976	$—	$157,976
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$369,955	$—	$—	$369,955
Futures Contracts (Unrealized Depreciation)	(653,755)	—	—	(653,755)
Total Futures Contracts	$(283,800)	$—	$—	$(283,800)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-217

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.8%
Boeing Co. (a)	652,891	$129,944,896
Air Freight & Logistics — 1.3%
Expeditors International of Washington, Inc.	251,887	36,077,775
Automobiles — 8.0%
Tesla, Inc. (a)	589,272	219,061,866
Beverages — 3.0%
Monster Beverage Corp. (a)	1,136,563	82,355,355
Biotechnology — 5.5%
Regeneron Pharmaceuticals, Inc.	86,481	66,818,680
Vertex Pharmaceuticals, Inc. (a)	182,763	81,610,990
		148,429,670
Broadline Retail — 5.6%
Alibaba Group Holding Ltd. (ADR) (b)	12,617	1,582,929
Amazon.com, Inc. (a)	728,164	151,654,716
		153,237,645
Capital Markets — 1.6%
FactSet Research Systems, Inc. (b)	66,362	14,399,890
SEI Investments Co. (b)	376,564	29,548,977
		43,948,867
Entertainment — 8.4%
Netflix, Inc. (a)	1,743,619	167,648,967
Walt Disney Co.	640,142	61,696,886
		229,345,853
Financial Services — 5.8%
Block, Inc. (a)	320,196	19,269,395
PayPal Holdings, Inc.	290,391	13,134,385
Visa, Inc. - Class A (b)	418,882	126,602,896
		159,006,676
Health Care Equipment & Supplies — 1.3%
Intuitive Surgical, Inc. (a)	76,866	35,434,457
Hotels, Restaurants & Leisure — 2.7%
Starbucks Corp. (b)	424,781	38,056,130
Yum China Holdings, Inc.	158,115	7,712,850
Yum! Brands, Inc.	174,313	27,102,185
		72,871,165
Interactive Media & Services — 16.2%
Alphabet, Inc. - Class A	870,810	250,410,123
Meta Platforms, Inc. - Class A	334,768	191,530,816
		441,940,939
IT Services — 2.7%
Shopify, Inc. - Class A (a)	618,788	73,400,633
Life Sciences Tools & Services — 1.8%
Illumina, Inc. (a)	130,381	16,070,762
Security Description	Shares/ Principal Amount*	Value
Life Sciences Tools & Services—(Continued)
Thermo Fisher Scientific, Inc.	66,298	$32,587,456
		48,658,218
Machinery — 1.3%
Deere & Co.	60,207	33,914,603
Pharmaceuticals — 3.5%
Novartis AG (ADR) (b)	251,032	38,345,138
Novo Nordisk AS (ADR) (b)	799,675	29,388,056
Roche Holding AG (ADR) (b)	573,012	28,484,427
		96,217,621
Semiconductors & Semiconductor Equipment — 12.8%
NVIDIA Corp.	1,855,893	323,667,739
QUALCOMM, Inc.	185,487	23,887,016
		347,554,755
Software — 12.1%
Autodesk, Inc. (a)	253,447	60,675,212
Microsoft Corp.	269,901	99,909,253
Oracle Corp.	745,613	109,687,128
Salesforce, Inc.	255,031	47,606,637
Workday, Inc. - Class A (a) (b)	88,497	11,497,530
		329,375,760
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc. - Class B	360,241	19,027,930
Total Common Stocks (Cost $1,430,705,618)		2,699,804,684

Investment Companies—0.1%
Exchange-Traded Funds — 0.1%
Natixis Loomis Sayles Focused Growth ETF (c)	70,462	2,775,498
Total Investment Companies (Cost $3,171,319)		2,775,498

Short-Term Investments—0.7%
Repurchase Agreement—0.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $18,730,047; collateralized by U.S. Treasury Note at 2.750%, maturing 07/31/27, with a market value of $19,103,325	18,728,746	18,728,746
Total Short-Term Investments (Cost $18,728,746)		18,728,746

Securities Lending Reinvestments (d)—0.8%
Short-Term Investment Funds—0.4%
Allspring Government Money Market Fund, Select Class 3.600% (e)	3,000,000	3,000,000
BHFTI-218

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (e)	3,000,000	$3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (e)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (e)	3,000,000	3,000,000
		12,000,000

Repurchase Agreements—0.4%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $1,000,103; collateralized by various Common Stock with an aggregate market value of $1,112,281	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.660%, due on 04/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.500%, maturity dates ranging from 05/31/29 - 07/31/29, and an aggregate market value of $1,020,001	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $2,000,205; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $2,040,026	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $2,477,703; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $2,527,001	2,477,452	2,477,452
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $1,110,982	1,000,000	1,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $1,000,739; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $1,068,111	1,000,000	$1,000,000
TD Securities (USA) LLC
Repurchase Agreement dated 03/31/26 at 3.740%, due on 04/01/26 with a maturity value of $1,000,104; collateralized by various Common Stock with an aggregate market value of $1,100,114	1,000,000	1,000,000
		9,477,452
Total Securities Lending Reinvestments (Cost $21,477,452)		21,477,452
Total Investments—100.7% (Cost $1,474,083,135)		2,742,786,380
Other assets and liabilities (net)—(0.7)%		(18,188,693)
Net Assets—100.0%		$2,724,597,687

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $58,163,164 and the collateral received consisted of cash in the amount of
$21,477,452 and non-cash collateral with a value of $36,913,631. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2026 is as follows:
Security Description	Market Value December 31, 2025	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
Natixis Loomis Sayles Focused Growth ETF	$3,153,879	$(378,381)	$2,775,498

Security Description	Number of shares held at March 31, 2026
Natixis Loomis Sayles Focused Growth ETF	70,462
BHFTI-219

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,699,804,684	$—	$—	$2,699,804,684
Total Investment Companies*	2,775,498	—	—	2,775,498
Total Short-Term Investments*	—	18,728,746	—	18,728,746
Securities Lending Reinvestments
Short-Term Investment Funds	12,000,000	—	—	12,000,000
Repurchase Agreements	—	9,477,452	—	9,477,452
Total Securities Lending Reinvestments	12,000,000	9,477,452	—	21,477,452
Total Investments	$2,714,580,182	$28,206,198	$—	$2,742,786,380
Collateral for Securities Loaned (Liability)	$—	$(21,477,452)	$—	$(21,477,452)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-220

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investment Companies—76.0% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Mutual Funds — 76.0%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	201,889,384	$1,968,421,499
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	12,934,451	232,820,115
MetLife MSCI EAFE Index Portfolio (Class A) (a)	28,020,833	529,033,334
MetLife Russell 2000 Index Portfolio (Class A) (a)	7,083,249	138,973,343
MetLife Stock Index Portfolio (Class A) (a)	10,995,380	781,551,625
Total Investment Companies (Cost $3,461,305,047)		3,650,799,916

Short-Term Investments—23.0%
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $4,818; collateralized by U.S. Treasury Note at 2.750%, maturing 07/31/27, with a market value of $4,987	4,818	4,818
U.S. Treasury—23.0%
U.S. Treasury Bills
3.582%, 04/23/26 (b) (c) (d)	10,080,000	10,057,641
3.592%, 04/23/26 (b) (c) (d)	40,360,000	40,270,476
3.597%, 04/23/26 (b) (c) (d)	151,370,000	151,034,242
3.609%, 04/21/26 (d)	6,510,000	6,496,879
3.618%, 04/21/26 (d)	198,550,000	198,149,810
3.620%, 04/07/26 (d)	7,790,000	7,785,306
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bills
3.620%, 05/05/26 (d)	236,265,000	$235,456,274
3.622%, 05/19/26 (d)	120,680,000	120,095,909
3.623%, 04/07/26 (d)	170,080,000	169,977,527
3.627%, 04/28/26 (d)	100,000,000	99,727,712
3.629%, 04/28/26 (d)	4,290,000	4,278,319
3.632%, 04/28/26 (d)	60,300,000	60,135,811
		1,103,465,906
Total Short-Term Investments (Cost $1,103,478,339)		1,103,470,724
Total Investments—99.0% (Cost $4,564,783,386)		4,754,270,640
Other assets and liabilities (net)—1.0%		47,455,660
Net Assets—100.0%		$4,801,726,300

*	Principal amounts stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2026, the market value of securities pledged was $69,844,731.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2026, the market value of securities pledged was $102,172,863.
(d)	The rate shown represents current yield to maturity.
Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2026 were as follows:
Security Description	Market Value December 31, 2025	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
MetLife Aggregate Bond Index Portfolio (Class A)	$2,045,944,194	$(75,703,811)	$3,446,309	$(5,265,193)	$1,968,421,499
MetLife Mid Cap Stock Index Portfolio (Class A)	242,895,611	(16,500,845)	1,070,425	5,354,924	232,820,115
MetLife MSCI EAFE Index Portfolio (Class A)	566,546,947	(42,153,805)	10,449,278	(5,809,086)	529,033,334
MetLife Russell 2000 Index Portfolio (Class A)	145,666,821	(8,452,940)	368,528	1,390,934	138,973,343
MetLife Stock Index Portfolio (Class A)	824,486,465	(7,067,113)	385,703	(36,253,430)	781,551,625
	$3,825,540,038	$(149,878,514)	$15,720,243	$(40,581,851)	$3,650,799,916

Security Description	Number of shares held at March 31, 2026
MetLife Aggregate Bond Index Portfolio (Class A)	201,889,384
MetLife Mid Cap Stock Index Portfolio (Class A)	12,934,451
MetLife MSCI EAFE Index Portfolio (Class A)	28,020,833
MetLife Russell 2000 Index Portfolio (Class A)	7,083,249
MetLife Stock Index Portfolio (Class A)	10,995,380
BHFTI-221

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Futures	06/19/26	3,744	USD	543,085,920	$(3,667,547)
Russell 2000 Index E-Mini Futures	06/18/26	1,128	USD	141,688,080	290,065
S&P 500 Index E-Mini Futures	06/18/26	2,224	USD	730,667,400	(17,364,560)
S&P Midcap 400 Index E-Mini Futures	06/18/26	708	USD	240,472,200	1,756,909
Net Unrealized Depreciation					$(18,985,133)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.570%	Annually	01/17/36	USD	255,000,000	$(6,071,538)	$2,513	$(6,074,051)
Pay	12M SOFR	Annually	3.620%	Annually	05/19/36	USD	255,000,000	(5,451,621)	2,566	(5,454,187)
Pay	12M SOFR	Annually	3.640%	Annually	02/18/36	USD	255,000,000	(4,729,230)	2,536	(4,731,766)
Pay	12M SOFR	Annually	3.750%	Annually	06/13/36	USD	255,000,000	(2,798,582)	(2,574)	(2,796,008)
Pay	12M SOFR	Annually	3.780%	Annually	03/16/36	USD	255,000,000	(1,863,417)	2,554	(1,865,971)
Pay	12M SOFR	Annually	3.830%	Annually	04/16/36	USD	255,000,000	(900,253)	2,566	(902,819)
Totals								$(21,814,641)	$10,161	$(21,824,802)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$3,650,799,916	$—	$—	$3,650,799,916
Total Short-Term Investments*	—	1,103,470,724	—	1,103,470,724
Total Investments	$3,650,799,916	$1,103,470,724	$—	$4,754,270,640
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,046,974	$—	$—	$2,046,974
Futures Contracts (Unrealized Depreciation)	(21,032,107)	—	—	(21,032,107)
Total Futures Contracts	$(18,985,133)	$—	$—	$(18,985,133)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(21,824,802)	$—	$(21,824,802)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-222

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Australia — 4.3%
APA Group	627,655	$4,316,076
Aristocrat Leisure Ltd.	149,728	4,757,509
CSL Ltd.	85,769	8,425,816
Glencore PLC (a)	2,263,959	17,251,376
Northern Star Resources Ltd.	242,092	3,534,260
Qantas Airways Ltd.	940,291	5,522,447
Rio Tinto PLC	141,323	13,136,227
		56,943,711
Brazil — 1.7%
B3 SA - Brasil Bolsa Balcao	3,379,100	12,003,328
Banco Bradesco SA (ADR)	2,926,999	10,683,547
		22,686,875
Canada — 2.7%
Alimentation Couche-Tard, Inc.	47,822	2,710,635
Constellation Software, Inc.	3,810	6,688,219
RB Global, Inc. (b)	87,035	8,346,876
Toronto-Dominion Bank	195,136	18,224,477
		35,970,207
China — 0.2%
China Resources Gas Group Ltd. (b)	1,134,824	2,768,005
Denmark — 0.4%
Novonesis (Novozymes) - B Shares	102,166	6,045,138
France — 8.4%
Accor SA	122,006	5,845,591
BNP Paribas SA	187,563	17,867,440
Cie Generale des Etablissements Michelin SCA	190,991	6,503,689
Legrand SA	109,385	16,902,683
LVMH Moet Hennessy Louis Vuitton SE	25,323	14,076,174
Pernod Ricard SA	131,956	9,849,069
Thales SA	46,871	13,761,669
TotalEnergies SE	304,485	28,114,093
		112,920,408
Germany — 4.7%
Beiersdorf AG (b)	109,506	9,688,262
E.ON SE (b)	453,830	9,919,262
GEA Group AG	168,277	11,892,204
Merck KGaA (b)	80,016	9,937,139
MTU Aero Engines AG (b)	39,370	14,094,603
Symrise AG (b)	81,195	6,874,654
		62,406,124
Hong Kong — 2.5%
AIA Group Ltd.	1,685,228	18,931,597
CLP Holdings Ltd.	452,000	4,255,735
Techtronic Industries Co. Ltd.	746,000	9,929,740
		33,117,072
India — 1.2%
HDFC Bank Ltd.	1,200,035	9,586,923
Security Description	Shares	Value
India — (Continued)
Reliance Industries Ltd.	409,807	$5,957,748
		15,544,671
Ireland — 1.2%
Bank of Ireland Group PLC	878,483	16,076,690
Italy — 3.4%
BPER Banca SpA	1,345,720	17,566,769
Davide Campari-Milano NV (b)	1,200,101	8,547,348
Eni SpA (b)	691,284	19,629,907
		45,744,024
Japan — 22.6%
Ajinomoto Co., Inc.	254,700	7,141,437
Capcom Co. Ltd. (b)	130,700	2,771,468
Daiichi Sankyo Co. Ltd.	625,700	11,031,386
Daikin Industries Ltd.	77,400	9,389,848
Disco Corp. (b)	28,100	11,259,582
FUJIFILM Holdings Corp. (b)	261,800	4,975,676
Fujitsu Ltd.	490,200	9,962,122
Hitachi Ltd.	1,085,200	31,715,644
Japan Airlines Co. Ltd. (b)	189,400	3,081,548
KDDI Corp.	767,200	13,138,226
Keyence Corp.	27,400	9,703,854
Mitsubishi Electric Corp.	433,100	14,143,957
Mitsui & Co. Ltd.	323,200	12,443,288
Mizuho Financial Group, Inc.	1,002,000	39,994,679
NEC Corp. (b)	147,700	3,679,744
Nitori Holdings Co. Ltd. (b)	191,200	3,036,730
Pan Pacific International Holdings Corp.	1,341,200	8,227,220
Shimano, Inc.	57,800	6,056,956
Shin-Etsu Chemical Co. Ltd.	340,800	13,866,328
SoftBank Group Corp.	119,100	2,862,465
Sompo Holdings, Inc.	357,300	13,960,898
Sony Group Corp. (b)	585,900	12,084,976
Suzuki Motor Corp.	920,100	11,023,692
Taisei Corp. (b)	111,900	11,686,123
Terumo Corp.	512,500	6,862,212
Tokyo Electron Ltd.	83,800	20,493,467
Unicharm Corp. (b)	1,360,600	7,923,044
		302,516,570
Macau — 0.2%
Sands China Ltd.	1,198,000	2,546,206
Netherlands — 6.5%
Akzo Nobel NV (b)	98,180	5,634,075
ASML Holding NV	19,833	26,251,695
Euronext NV	116,078	18,676,812
ING Groep NV	732,295	19,134,348
Koninklijke KPN NV	1,989,083	11,063,127
Wolters Kluwer NV	80,730	6,039,425
		86,799,482
Portugal — 1.7%
Galp Energia SGPS SA	634,288	15,420,502
BHFTI-223

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Portugal — (Continued)
Jeronimo Martins SGPS SA	321,842	$7,720,666
		23,141,168
South Korea — 1.4%
Samsung Electronics Co. Ltd.	122,909	13,806,373
Samsung Fire & Marine Insurance Co. Ltd.	15,484	4,489,194
		18,295,567
Spain — 1.8%
Banco Bilbao Vizcaya Argentaria SA (b)	728,565	15,901,894
Cellnex Telecom SA (a)	261,557	8,492,094
		24,393,988
Sweden — 0.9%
Atlas Copco AB - A Shares	714,983	12,575,813
Switzerland — 2.5%
Cie Financiere Richemont SA - Class A	67,660	12,056,530
Sika AG	31,763	5,282,484
UBS Group AG	413,553	16,084,735
		33,423,749
Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	425,468	23,985,945
Thailand — 0.4%
Advanced Info Service PCL	529,600	5,989,715
United Kingdom — 13.3%
AstraZeneca PLC	108,818	21,254,124
Babcock International Group PLC	388,678	5,987,037
Barclays PLC	3,523,013	18,564,338
Beazley PLC	676,871	11,356,232
British American Tobacco PLC	328,700	19,147,007
Burberry Group PLC (a)	186,348	2,726,629
Convatec Group PLC	2,668,838	7,674,264
Croda International PLC	170,657	6,376,895
Hiscox Ltd.	813,825	16,401,454
London Stock Exchange Group PLC	107,892	12,751,316
National Grid PLC	1,069,173	18,025,128
NatWest Group PLC	1,729,417	12,832,367
Next PLC	45,037	7,594,960
Spirax Group PLC	86,683	7,757,963
Weir Group PLC	238,159	8,909,982
		177,359,696
United States — 14.7%
Alcon AG (b)	99,195	7,441,697
Aon PLC - Class A	36,858	11,897,025
Cadence Design Systems, Inc. (a)	19,423	5,397,069
Haleon PLC	3,688,204	18,256,345
James Hardie Industries PLC (a)	351,978	6,500,898
Linde PLC	49,603	24,591,183
Mastercard, Inc. - Class A	27,001	13,491,320
Novartis AG	200,706	30,473,100
Qiagen NV (b)	216,154	8,658,629
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
Roche Holding AG	47,777	$18,865,506
Schneider Electric SE	124,869	34,297,778
Spotify Technology SA (a)	17,988	8,722,561
Willis Towers Watson PLC (b)	28,582	8,308,788
		196,901,899
Total Common Stocks (Cost $1,042,071,527)		1,318,152,723

Warrants—0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	9,715	0

Short-Term Investments—0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26 with a maturity value of $10,424,594; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/28, with a market value of $10,632,370	10,423,870	10,423,870
Total Short-Term Investments (Cost $10,423,870)		10,423,870

Securities Lending Reinvestments (c)—5.0%
Short-Term Investment Funds — 1.9%
Allspring Government Money Market Fund, Select Class, 3.600% (d)	4,000,000	4,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.540% (d)	4,000,000	4,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 3.530% (d)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.530% (d)	4,000,000	4,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 3.580% (d)	4,000,000	4,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 3.580% (d)	4,000,000	4,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 3.580% (d)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.600% (d)	1,000,000	1,000,000
		26,000,000

Time Deposits — 0.5%
Credit Agricole CIB 3.630%, 04/01/26	2,000,000	2,000,000
DZ Bank AG 3.610%, 04/01/26	2,000,000	2,000,000
Svenska NY 3.610%, 04/01/26	2,000,000	2,000,000
		6,000,000
BHFTI-224

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements — 2.6%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $5,000,507; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $5,100,000	5,000,000	$5,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $2,000,206; collateralized by various Common Stock with an aggregate market value of $2,224,562	2,000,000	2,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $5,000,524; collateralized by various Common Stock with an aggregate market value of $5,561,405	5,000,000	5,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.660%, due on 04/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.500%, maturity dates ranging from 05/31/29 - 07/31/29, and an aggregate market value of $1,020,001	1,000,000	1,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $5,000,510; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $5,100,000	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $5,000,512; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $5,100,066	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $9,150,065; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $9,332,122	9,149,137	9,149,137
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $50,005; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $55,549	50,000	50,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $2,000,210; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.625%, maturity dates ranging from 06/30/26 - 08/15/35, and an aggregate market value of $2,047,278	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $150,016; collateralized by various Common Stock with an aggregate market value of $167,194	150,000	$150,000
		34,349,137
Total Securities Lending Reinvestments (Cost $66,349,137)		66,349,137
Total Investments—104.3% (Cost $1,118,844,534)		1,394,925,730
Other assets and liabilities (net)—(4.3)%		(57,458,743)
Net Assets—100.0%		$1,337,466,987

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $123,579,472 and the collateral received consisted of cash in the amount of $66,349,137 and non-cash collateral with a value of $61,751,711. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.

Ten Largest Industries as of March 31, 2026 (Unaudited)	% of Net Assets
Banks	14.7
Pharmaceuticals	8.2
Insurance	6.4
Semiconductors & Semiconductor Equipment	6.1
Oil, Gas & Consumable Fuels	5.2
Chemicals	5.1
Electrical Equipment	4.9
Capital Markets	4.5
Machinery	3.8
Metals & Mining	2.5
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$56,943,711	$—	$56,943,711
BHFTI-225

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Brazil	$22,686,875	$—	$—	$22,686,875
Canada	35,970,207	—	—	35,970,207
China	—	2,768,005	—	2,768,005
Denmark	—	6,045,138	—	6,045,138
France	—	112,920,408	—	112,920,408
Germany	—	62,406,124	—	62,406,124
Hong Kong	—	33,117,072	—	33,117,072
India	—	15,544,671	—	15,544,671
Ireland	—	16,076,690	—	16,076,690
Italy	—	45,744,024	—	45,744,024
Japan	—	302,516,570	—	302,516,570
Macau	—	2,546,206	—	2,546,206
Netherlands	—	86,799,482	—	86,799,482
Portugal	—	23,141,168	—	23,141,168
South Korea	—	18,295,567	—	18,295,567
Spain	—	24,393,988	—	24,393,988
Sweden	—	12,575,813	—	12,575,813
Switzerland	—	33,423,749	—	33,423,749
Taiwan	—	23,985,945	—	23,985,945
Thailand	5,989,715	—	—	5,989,715
United Kingdom	—	177,359,696	—	177,359,696
United States	72,407,946	124,493,953	—	196,901,899
Total Common Stocks	137,054,743	1,181,097,980	—	1,318,152,723
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	10,423,870	—	10,423,870
Securities Lending Reinvestments
Short-Term Investment Funds	26,000,000	—	—	26,000,000
Time Deposits	—	6,000,000	—	6,000,000
Repurchase Agreements	—	34,349,137	—	34,349,137
Total Securities Lending Reinvestments	26,000,000	40,349,137	—	66,349,137
Total Investments	$163,054,743	$1,231,870,987	$—	$1,394,925,730
Collateral for Securities Loaned (Liability)	$—	$(66,349,137)	$—	$(66,349,137)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-226

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—88.2% of Net Assets

Security Description	Shares	Value

Biotechnology — 10.1%
Immunovant, Inc. (a) (b)	233,819	$5,808,064
ProKidney Corp. (a) (b)	1,082,616	1,937,882
Roivant Sciences Ltd. (b)	3,815,124	105,678,935
		113,424,881
Capital Markets — 2.4%
Coinbase Global, Inc. - Class A (b)	99,267	17,333,011
Twenty One Capital, Inc. - Class A (a) (b)	1,514,746	9,694,374
		27,027,385
Entertainment — 4.6%
ROBLOX Corp. - Class A (b)	919,324	51,996,965
Financial Services — 6.9%
Affirm Holdings, Inc. (a) (b)	1,102,909	50,535,290
Federal National Mortgage Association (a) (b)	3,644,750	26,460,885
		76,996,175
Health Care Providers & Services — 1.7%
agilon health, Inc. (a) (b)	328,886	2,601,488
HealthEquity, Inc. (b)	195,308	16,321,890
		18,923,378
Hotels, Restaurants & Leisure — 0.2%
DraftKings, Inc. - Class A (b)	111,035	2,400,577
IT Services — 15.5%
Cloudflare, Inc. - Class A (b)	761,328	157,092,419
MongoDB, Inc. (b)	69,371	16,979,940
		174,072,359
Machinery — 1.7%
Symbotic, Inc. (a) (b)	356,351	18,957,873
Media — 0.4%
Trade Desk, Inc. - Class A (b)	210,129	4,767,827
Passenger Airlines — 0.9%
Joby Aviation, Inc. (a) (b)	1,225,200	10,120,152
Personal Care Products — 1.4%
Oddity Tech Ltd. - Class A (a) (b)	1,138,876	15,238,161
Pharmaceuticals — 8.4%
Belite Bio, Inc. (ADR) (b)	15,913	2,537,169
Royalty Pharma PLC - Class A	1,900,841	91,183,343
		93,720,512
Real Estate Management & Development — 4.9%
Landbridge Co. LLC - Class A (a)	230,442	15,912,020
Opendoor Technologies, Inc. (a) (b)	8,320,594	38,940,380
		54,852,400
Software — 13.9%
Aurora Innovation, Inc. (a) (b)	12,522,286	51,591,818
BitMine Immersion Technologies, Inc. (a)	734,976	14,537,825
Security Description	Shares	Value
Software—(Continued)
Circle Internet Group, Inc. (b)	293,528	$28,005,507
Figma, Inc. - Class A (a) (b)	927,544	19,608,280
Samsara, Inc. - Class A (a) (b)	356,391	11,294,031
Strategy, Inc. - Class A (a) (b)	217,955	27,200,784
Zoom Communications, Inc. (b)	37,673	3,028,533
		155,266,778
Specialty Retail — 1.8%
Chewy, Inc. - Class A (b)	734,250	19,824,750
Technology Hardware, Storage & Peripherals — 3.4%
IonQ, Inc. (a) (b)	1,333,036	38,431,428
Trading Companies & Distributors — 10.0%
Core & Main, Inc. - Class A (b)	559,033	27,616,230
QXO, Inc. (a) (b)	4,358,695	84,645,857
		112,262,087
Total Common Stocks (Cost $1,014,546,068)		988,283,688

Convertible Preferred Stocks—4.8%
Software — 4.8%
Databricks, Inc. - Series H † (b) (c) (d)	229,833	39,308,338
Databricks, Inc. - Series I † (b) (c) (d)	83,793	14,331,117
Total Convertible Preferred Stocks (Cost $23,047,864)		53,639,455

Warrants—0.0%
Real Estate Management & Development — 0.0%
Opendoor Technologies, Inc. - Series A, Expires 11/20/26 (a) (b)	70,945	17,452
Opendoor Technologies, Inc. - Series K, Expires 11/20/26 (a) (b)	70,945	43,064
Opendoor Technologies, Inc. - Series Z, Expires 11/20/26 (a) (b)	70,945	16,700
Total Warrants (Cost $0)		77,216

Escrow Shares—0.0%
Broadline Retail — 0.0%
Flipkart Ltd. † (b) (c) (d) (Cost $0)	60,812	0
BHFTI-227

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Short-Term Investments—7.0%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—7.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $78,308,966; collateralized by U.S. Treasury Note at 3.750%, maturing 08/15/27, with a market value of $79,869,674	78,303,529	$78,303,529
Total Short-Term Investments (Cost $78,303,529)		78,303,529

Securities Lending Reinvestments (e)—15.0%
Short-Term Investment Funds—1.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (f)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (f)	10,000,000	10,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (f)	2,000,000	2,000,000
		13,000,000

Certificates of Deposit—1.2%
Bank of Montreal
4.000%, SOFR + 0.370%, 08/07/26 (g)	2,000,000	2,000,776
4.010%, SOFR + 0.380%, 11/19/26 (g)	1,000,000	1,000,380
BNP Paribas SA
3.760%, 05/12/26	2,000,000	1,999,938
Commonwealth Bank of Australia
4.010%, SOFR + 0.380%, 04/13/26 (g)	1,000,000	1,000,040
Mizuho Bank Ltd.
3.850%, SOFR + 0.220%, 04/10/26 (g)	2,000,000	1,999,962
Sumitomo Mitsui Banking Corp.
3.980%, SOFR + 0.350%, 09/25/26 (g)	1,000,000	1,000,096
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 06/15/26	2,000,000	1,983,800
Zero Coupon, 06/23/26	1,000,000	990,990
3.820%, 04/27/26	1,000,000	1,000,007
		12,975,989
Commercial Paper—1.5%
Britannia Funding Co. LLC
3.740%, 04/10/26	1,000,000	998,932
Concord Minutemen Capital Co. LLC
4.010%, SOFR + 0.380%, 06/18/26 (g)	2,000,000	1,999,996
ING U.S. Funding LLC
3.960%, SOFR + 0.330%, 09/18/26 (g)	3,000,000	2,999,850
Ionic Funding LLC
3.720%, 04/01/26	2,000,000	1,999,784
Salisbury Receivables Co. LLC
3.750%, 05/05/26	1,000,000	996,147
Verto Capital I-A LLC
3.720%, 04/02/26	2,000,000	1,999,578
3.790%, 05/12/26	1,000,000	995,457
3.800%, 04/24/26	3,000,000	2,992,254
Westpac Banking Corp.
4.030%, SOFR + 0.400%, 04/10/26 (g)	2,000,000	2,000,118
		16,982,116
Security Description	Principal Amount*	Value
Repurchase Agreements—10.8%
Bank of Montreal
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $5,000,524; collateralized by various Common Stock with an aggregate market value of $5,572,999	5,000,000	$5,000,000
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $10,001,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $10,200,000	10,000,000	10,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $2,000,206; collateralized by various Common Stock with an aggregate market value of $2,224,562	2,000,000	2,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $20,102,105; collateralized by various Common Stock with an aggregate market value of $22,356,849	20,100,000	20,100,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $10,001,019; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $10,200,000	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $5,000,512; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $5,100,066	5,000,000	5,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $5,106,118; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $5,100,066	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $3,326,649; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $3,392,838	3,326,311	3,326,311
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $3,000,315; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $3,332,947	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $30,003,150; collateralized by various Common Stock with an aggregate market value of $33,438,861	30,000,000	30,000,000
BHFTI-228

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $3,000,315; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.625%, maturity dates ranging from 06/30/26 - 08/15/35, and an aggregate market value of $3,070,917	3,000,000	$3,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/26 at 3.830%, due on 04/07/26 with a maturity value of $19,014,150; collateralized by various Common Stock with an aggregate market value of $21,178,826	19,000,000	19,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/26 at 3.910%, due on 05/05/26 with a maturity value of $6,022,808; collateralized by various Common Stock with an aggregate market value of $6,667,391	6,000,000	6,000,000
		121,426,311
Time Deposits—0.3%
Credit Agricole CIB
3.630%, 04/01/26	1,000,000	1,000,000
DZ Bank AG
3.610%, 04/01/26	1,000,000	1,000,000
Svenska NY
3.610%, 04/01/26	1,000,000	1,000,000
		3,000,000
Total Securities Lending Reinvestments (Cost $167,384,306)		167,384,416
Total Purchased Options—0.1% (h) (Cost $6,315,125)		1,065,981
Total Investments—115.1% (Cost $1,289,596,892)		1,288,754,285
Other assets and liabilities (net)—(15.1)%		(168,668,750)
Net Assets—100.0%		$1,120,085,535

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2026, the market value of restricted securities was $53,639,455, which is 4.8% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $303,417,068 and the collateral received consisted of cash in the amount of $167,354,736 and non-cash collateral with a value of $131,083,616. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 4.8% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(g)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Databricks, Inc. - Series H	08/31/21	229,833	$16,889,079	$39,308,338
Databricks, Inc. - Series I	09/14/23	83,793	6,158,785	14,331,117
Flipkart Ltd.	08/20/18	60,812	0	0
				$53,639,455
BHFTI-229

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investments in Derivative Instruments
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.203	02/12/27	BBP	459,288,705	USD	459,288,705	$1,206,736	$733,943	$(472,793)
USD Call/CNH Put	CNH	7.317	12/17/26	SCB	462,639,110	USD	462,639,110	1,309,269	327,548	(981,721)
USD Call/CNH Put	CNH	7.580	08/11/26	SCB	439,620,734	USD	439,620,734	1,438,407	3,957	(1,434,450)
USD Call/CNH Put	CNH	7.710	05/13/26	GSI	323,673,593	USD	323,673,593	1,347,326	324	(1,347,002)
USD Call/CNH Put	CNH	7.900	04/01/26	SCB	208,557,842	USD	208,557,842	1,013,387	209	(1,013,178)
Totals								$6,315,125	$1,065,981	$(5,249,144)
A security in the amount of $872,338 has been received at the custodian bank as collateral for purchased options contracts.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$988,283,688	$—	$—	$988,283,688
Total Convertible Preferred Stocks*	—	—	53,639,455	53,639,455
Total Warrants*	77,216	—	—	77,216
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	78,303,529	—	78,303,529
Securities Lending Reinvestments
Short-Term Investment Funds	13,000,000	—	—	13,000,000
Certificates of Deposit	—	12,975,989	—	12,975,989
Commercial Paper	—	16,982,116	—	16,982,116
Repurchase Agreements	—	121,426,311	—	121,426,311
Time Deposits	—	3,000,000	—	3,000,000
Total Securities Lending Reinvestments	13,000,000	154,384,416	—	167,384,416
Total Purchased Options at Value*	—	1,065,981	—	1,065,981
Total Investments	$1,001,360,904	$233,753,926	$53,639,455	$1,288,754,285
Collateral for Securities Loaned (Liability)	$—	$(167,354,736)	$—	$(167,354,736)

*	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2025	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2026	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at March 31, 2026
Convertible Preferred Stocks
Software	$59,588,940	$(5,949,485)	$53,639,455	$(5,949,485)
Escrow Shares
Broadline Retail	0	—	0	—
	$59,588,940	$(5,949,485)	$53,639,455	$(5,949,485)
BHFTI-230

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
The following table summarizes the valuation techniques and unobservable inputs utilized to determine fair value of the Level 3 assets as of March 31, 2026.
	Fair Value at March 31, 2026	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$53,639,455	Comparable Company Analysis	Enterprise Value/Revenue	21.25x	21.25x	21.25x	Increase
Escrow Shares
Broadline Retail	0	Liquidation Value	Estimated Distribution Per Share	$0.00	$0.00	$0.00	Increase
	$53,639,455
BHFTI-231

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
U.S. Treasury & Government Agencies—12.3% of Net Assets

Security Description	Principal Amount*/ Shares	Value

U.S. Treasury — 12.3%
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (a)	1,264,950	$715,573
1.000%, 02/15/49 (a)	2,584,800	1,828,939
1.500%, 02/15/53 (a)	7,111,390	5,449,101
2.125%, 02/15/40 (a)	4,062,555	3,975,566
U.S. Treasury Inflation-Indexed Notes
0.125%, 04/15/26 (a)	3,224,234	3,226,289
0.125%, 01/15/30 (a)	7,584,180	7,258,030
0.125%, 07/15/30 (a)	15,221,160	14,487,542
0.125%, 01/15/31 (a)	12,493,000	11,744,605
0.125%, 07/15/31 (a)	9,707,120	9,068,775
0.375%, 07/15/27 (a)	3,017,897	3,016,567
0.500%, 01/15/28 (a)	7,501,924	7,442,570
0.875%, 01/15/29 (a)	5,460,950	5,420,491
1.125%, 01/15/33 (a)	18,560,090	17,874,930
1.250%, 04/15/28 (a)	3,252,690	3,264,890
1.375%, 07/15/33 (a)	8,566,480	8,373,342
1.625%, 10/15/29 (a)	9,301,950	9,448,005
1.750%, 01/15/34 (a)	17,985,660	17,908,786
1.875%, 07/15/34 (a)	9,327,870	9,373,264
2.125%, 04/15/29 (a)	13,668,460	14,031,191
Total U.S. Treasury & Government Agencies (Cost $154,935,643)		153,908,456

Common Stocks—10.1%
Aerospace & Defense — 0.1%
Elbit Systems Ltd.	123	103,037
General Dynamics Corp.	1,371	470,555
Singapore Technologies Engineering Ltd.	51,800	441,474
		1,015,066
Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc.	1,260	180,470
Automobile Components — 0.0%
Bridgestone Corp.	13,400	278,129
Sumitomo Electric Industries Ltd.	1,100	61,595
		339,724
Automobiles — 0.0%
Honda Motor Co. Ltd.	12,900	104,420
Subaru Corp.	7,600	121,412
Toyota Motor Corp.	5,000	103,647
		329,479
Banks — 1.0%
Banco Bilbao Vizcaya Argentaria SA	61,426	1,340,704
Bank Leumi Le-Israel BM	61,423	1,368,827
Bank of Montreal	350	47,406
Bank of Nova Scotia	467	32,386
BOC Hong Kong Holdings Ltd.	69,500	382,952
Commerzbank AG	37,982	1,363,609
DBS Group Holdings Ltd.	2,200	97,753
Erste Group Bank AG	13,954	1,507,810
Security Description	Shares	Value
Banks—(Continued)
Intesa Sanpaolo SpA	148,058	$900,003
JPMorgan Chase & Co.	441	129,725
KBC Group NV	1,049	128,234
Mizrahi Tefahot Bank Ltd.	20,368	1,476,978
NatWest Group PLC	194,352	1,442,102
Oversea-Chinese Banking Corp. Ltd.	22,000	378,906
Standard Chartered PLC	5,911	122,759
UniCredit SpA	18,823	1,356,337
		12,076,491
Beverages — 0.1%
Coca-Cola Co.	4,411	335,457
Coca-Cola Europacific Partners PLC	1,408	127,663
Keurig Dr. Pepper, Inc.	14,031	369,436
PepsiCo, Inc.	2,090	324,556
		1,157,112
Biotechnology — 0.1%
AbbVie, Inc.	886	192,696
Amgen, Inc.	712	250,517
CSL Ltd.	1,397	137,239
Gilead Sciences, Inc.	2,083	290,308
Moderna, Inc. (b)	10,602	538,582
		1,409,342
Broadline Retail — 0.2%
Dollarama, Inc.	3,522	432,256
eBay, Inc.	4,555	414,596
Next PLC	8,789	1,482,161
		2,329,013
Building Products — 0.1%
Geberit AG	1,972	1,334,418
Johnson Controls International PLC	1,566	205,067
		1,539,485
Capital Markets — 0.1%
Bank of New York Mellon Corp.	1,089	129,188
Cboe Global Markets, Inc.	465	130,698
CME Group, Inc.	447	132,022
Intercontinental Exchange, Inc.	812	127,711
Nasdaq, Inc.	2,016	171,138
Northern Trust Corp.	1,639	228,755
S&P Global, Inc.	527	224,154
Singapore Exchange Ltd.	16,800	257,777
TMX Group Ltd.	1,981	70,249
		1,471,692
Chemicals — 0.3%
Air Liquide SA	498	102,588
Air Products & Chemicals, Inc.	3,773	1,096,019
Corteva, Inc.	7,936	664,323
Ecolab, Inc.	1,886	501,714
Yara International ASA	15,143	881,475
		3,246,119
BHFTI-232

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Commercial Services & Supplies — 0.1%
Brambles Ltd.	61,059	$954,104
Republic Services, Inc.	1,874	410,443
Secom Co. Ltd.	3,000	115,192
Veralto Corp.	2,278	201,421
Waste Management, Inc.	409	93,984
		1,775,144
Communications Equipment — 0.2%
Cisco Systems, Inc.	6,886	534,284
Motorola Solutions, Inc.	271	117,606
Telefonaktiebolaget LM Ericsson - B Shares	179,259	2,030,491
		2,682,381
Construction & Engineering — 0.0%
Kajima Corp.	2,200	83,574
Construction Materials — 0.2%
Heidelberg Materials AG	6,486	1,335,848
Holcim AG	15,480	1,284,578
		2,620,426
Consumer Staples Distribution & Retail — 0.2%
Empire Co. Ltd. - Class A	4,801	171,975
George Weston Ltd.	1,617	114,240
Koninklijke Ahold Delhaize NV	10,761	502,364
Metro, Inc.	7,083	484,624
Tesco PLC	235,099	1,482,378
		2,755,581
Containers & Packaging — 0.3%
Amcor PLC	22,205	882,649
Avery Dennison Corp.	3,677	634,944
CCL Industries, Inc. - Class B	12,985	813,581
International Paper Co.	12,768	455,817
Packaging Corp. of America	5,085	1,079,139
		3,866,130
Diversified Consumer Services — 0.1%
Pearson PLC	61,042	800,998
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	28,142	815,837
Comcast Corp. - Class A	20,457	587,320
Deutsche Telekom AG	7,039	259,556
Elisa OYJ	3,867	187,496
Koninklijke KPN NV	64,870	360,802
Orange SA	25,479	520,594
Singapore Telecommunications Ltd.	21,200	82,068
Swisscom AG	865	722,066
Telia Co. AB	21,345	109,149
Verizon Communications, Inc.	20,009	1,004,452
		4,649,340
Electric Utilities — 0.3%
Alliant Energy Corp.	16,314	1,170,692
Security Description	Shares	Value
Electric Utilities—(Continued)
American Electric Power Co., Inc.	253	$33,163
Constellation Energy Corp.	1,783	497,903
Duke Energy Corp.	7,667	1,003,917
Fortis, Inc.	6,952	387,855
Hydro One Ltd.	8,144	336,333
Power Assets Holdings Ltd.	8,500	66,226
Southern Co.	7,527	726,506
		4,222,595
Electrical Equipment — 0.1%
AMETEK, Inc.	2,383	510,820
Emerson Electric Co.	1,251	163,906
GE Vernova, Inc.	392	342,177
Generac Holdings, Inc. (b)	1,443	281,861
Legrand SA	386	59,646
		1,358,410
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. - Class A	768	97,037
Corning, Inc.	1,746	237,404
Keysight Technologies, Inc. (b)	1,022	288,582
Kyocera Corp.	45,600	704,953
TE Connectivity PLC	568	118,723
Teledyne Technologies, Inc. (b)	863	522,124
Yokogawa Electric Corp.	1,400	43,366
		2,012,189
Entertainment — 0.1%
Electronic Arts, Inc.	1,873	381,848
Warner Bros Discovery, Inc. (b)	15,893	436,422
		818,270
Financial Services — 0.1%
Berkshire Hathaway, Inc. - Class B (b)	427	204,618
Block, Inc. (b)	3,086	185,716
Fiserv, Inc. (b)	3,065	171,027
Jack Henry & Associates, Inc.	1,127	178,111
		739,472
Food Products — 0.4%
Campbell's Co.	5,847	130,213
Conagra Brands, Inc.	26,831	421,783
Danone SA	2,019	162,150
General Mills, Inc.	10,506	391,033
Hershey Co.	2,283	474,613
Hormel Foods Corp.	23,716	537,167
J.M. Smucker Co.	3,153	304,075
Kraft Heinz Co.	4,053	91,152
McCormick & Co., Inc.	9,561	482,257
Mondelez International, Inc. - Class A	8,276	477,029
Saputo, Inc.	3,743	116,937
Tyson Foods, Inc. - Class A	8,378	536,779
WH Group Ltd.	68,500	90,261
Wilmar International Ltd.	96,100	289,525
		4,504,974
BHFTI-233

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Gas Utilities — 0.1%
AltaGas Ltd.	2,502	$86,781
Osaka Gas Co. Ltd.	15,100	612,334
Tokyo Gas Co. Ltd.	14,300	675,202
		1,374,317
Ground Transportation — 0.1%
CSX Corp.	4,614	189,404
East Japan Railway Co.	4,300	98,135
Hankyu Hanshin Holdings, Inc.	3,900	112,742
MTR Corp. Ltd.	113,500	465,765
Norfolk Southern Corp.	625	179,375
Union Pacific Corp.	653	158,431
		1,203,852
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories	3,531	362,528
Becton Dickinson & Co.	1,199	188,519
Boston Scientific Corp. (b)	3,107	194,964
Cooper Cos., Inc. (b)	5,251	375,447
Medtronic PLC	3,693	319,998
Sonova Holding AG	4,030	913,493
STERIS PLC	1,170	258,722
Stryker Corp.	871	286,202
		2,899,873
Health Care Providers & Services — 0.1%
Elevance Health, Inc.	712	208,438
Henry Schein, Inc. (b)	5,394	397,538
NMC Health PLC (b) (c) (d)	1,427	0
Quest Diagnostics, Inc.	1,099	215,382
UnitedHealth Group, Inc.	530	143,413
		964,771
Hotels, Restaurants & Leisure — 0.1%
Booking Holdings, Inc.	44	185,254
Compass Group PLC	2,992	83,129
McDonald's Corp.	2,348	729,735
Restaurant Brands International, Inc.	3,482	257,665
Yum! Brands, Inc.	3,436	534,229
		1,790,012
Household Durables — 0.0%
Garmin Ltd.	1,678	389,313
Household Products — 0.1%
Church & Dwight Co., Inc.	5,879	548,629
Colgate-Palmolive Co.	3,044	259,440
Kimberly-Clark Corp.	2,962	285,744
Procter & Gamble Co.	2,312	333,945
Reckitt Benckiser Group PLC	1,181	80,146
		1,507,904
Industrial Conglomerates — 0.1%
CK Hutchison Holdings Ltd.	7,000	53,798
Honeywell International, Inc.	639	144,433
Security Description	Shares	Value
Industrial Conglomerates—(Continued)
Jardine Matheson Holdings Ltd.	7,100	$509,683
Keppel Ltd.	50,100	464,961
Sekisui Chemical Co. Ltd.	9,600	160,052
		1,332,927
Insurance — 0.6%
Aflac, Inc.	1,359	149,096
Allianz SE	3,322	1,376,597
Allstate Corp.	1,883	390,421
Aon PLC - Class A	568	183,339
Arthur J Gallagher & Co.	1,321	286,102
Assurant, Inc.	1,668	363,307
Aviva PLC	15,179	120,909
AXA SA	3,003	137,675
Chubb Ltd.	1,536	500,628
Cincinnati Financial Corp.	1,530	240,745
Everest Group Ltd.	913	298,414
Generali	39,944	1,610,573
Hannover Rueck SE	347	107,398
Intact Financial Corp.	362	65,598
Japan Post Holdings Co. Ltd.	7,600	87,192
Loews Corp.	1,451	154,880
Manulife Financial Corp.	3,896	134,208
Marsh & McLennan Cos., Inc.	2,242	388,875
Medibank Pvt Ltd.	33,090	100,141
NN Group NV	1,730	135,323
Progressive Corp.	962	190,707
Travelers Cos., Inc.	1,613	470,480
W.R. Berkley Corp.	4,587	304,026
Zurich Insurance Group AG	146	104,098
		7,900,732
Interactive Media & Services — 0.0%
Alphabet, Inc. - Class A	1,210	347,948
Scout24 SE	758	58,079
		406,027
IT Services — 0.1%
Accenture PLC - Class A	1,784	353,749
CGI, Inc.	1,902	139,051
Cognizant Technology Solutions Corp. - Class A	5,562	341,229
EPAM Systems, Inc. (b)	1,334	180,624
Fujitsu Ltd.	2,500	50,806
International Business Machines Corp.	374	90,654
		1,156,113
Leisure Products — 0.0%
Bandai Namco Holdings, Inc.	4,200	103,742
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc. (b)	1,381	238,222
Danaher Corp.	751	142,390
Thermo Fisher Scientific, Inc.	272	133,696
Waters Corp. (b)	162	48,244
		562,552
BHFTI-234

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery — 0.1%
Dover Corp.	2,166	$451,503
IDEX Corp.	949	179,883
Illinois Tool Works, Inc.	1,985	516,675
		1,148,061
Media — 0.1%
Fox Corp. - Class B	10,376	550,965
News Corp. - Class B	13,780	392,868
Omnicom Group, Inc.	4,095	308,394
Paramount Skydance Corp. - Class B	23,793	214,613
Trade Desk, Inc. - Class A (b)	9,330	211,698
		1,678,538
Metals & Mining — 0.8%
Agnico Eagle Mines Ltd.	3,445	699,277
Anglo American PLC	25,990	1,104,178
Antofagasta PLC	13,576	603,953
Barrick Mining Corp.	14,659	599,069
BHP Group Ltd.	59,052	2,157,655
Fortescue Ltd.	112,469	1,588,739
Franco-Nevada Corp.	3,341	827,264
Kinross Gold Corp.	50,752	1,551,637
Newmont Corp.	4,555	493,079
Wheaton Precious Metals Corp.	4,601	603,941
		10,228,792
Multi-Utilities — 0.3%
Ameren Corp.	9,449	1,038,634
Canadian Utilities Ltd. - Class A	8,556	300,515
CMS Energy Corp.	541	41,971
Consolidated Edison, Inc.	774	87,601
DTE Energy Co.	3,872	566,164
Engie SA	2,443	78,763
Public Service Enterprise Group, Inc.	11,534	933,677
Sempra	5,526	536,961
		3,584,286
Oil, Gas & Consumable Fuels — 0.8%
APA Corp.	13,657	579,603
ARC Resources Ltd.	24,355	506,849
Chevron Corp.	7,816	1,617,130
ENEOS Holdings, Inc.	50,700	452,440
Exxon Mobil Corp.	12,415	2,106,329
Galp Energia SGPS SA	1,024	24,895
Kinder Morgan, Inc.	40,754	1,366,482
Shell PLC	20,950	978,299
Tourmaline Oil Corp.	7,698	368,437
Williams Cos., Inc.	17,523	1,275,324
		9,275,788
Paper & Forest Products — 0.1%
UPM-Kymmene OYJ	55,468	1,725,353
Personal Care Products — 0.1%
Beiersdorf AG	2,586	228,790
Security Description	Shares	Value
Personal Care Products—(Continued)
Kenvue, Inc.	23,610	$407,036
L'Oreal SA	201	82,423
Unilever PLC	1,763	98,846
		817,095
Pharmaceuticals — 0.3%
Astellas Pharma, Inc.	55,200	901,250
Bristol-Myers Squibb Co.	5,190	314,773
Johnson & Johnson	1,845	450,992
Merck & Co., Inc.	2,511	302,048
Novartis AG	677	102,789
Pfizer, Inc.	11,613	326,093
Takeda Pharmaceutical Co. Ltd.	14,038	517,874
UCB SA	521	156,931
Zoetis, Inc.	3,139	371,061
		3,443,811
Professional Services — 0.2%
Automatic Data Processing, Inc.	348	70,707
Broadridge Financial Solutions, Inc.	2,226	361,680
Paychex, Inc.	1,496	137,812
RELX PLC	8,763	288,909
Wolters Kluwer NV	13,674	1,022,954
		1,882,062
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd.	17,000	97,107
Hongkong Land Holdings Ltd.	40,600	317,551
Sino Land Co. Ltd.	116,000	172,855
		587,513
Residential REITs — 0.0%
AvalonBay Communities, Inc.	692	113,038
Equity Residential	2,333	137,997
		251,035
Retail REITs — 0.0%
Realty Income Corp.	2,881	176,260
Semiconductors & Semiconductor Equipment — 0.3%
Advantest Corp.	11,500	1,555,900
Analog Devices, Inc.	816	259,602
ASML Holding NV	65	86,036
Qnity Electronics, Inc. - Class W/I	4,002	461,751
Texas Instruments, Inc.	1,293	251,023
Tokyo Electron Ltd.	6,500	1,589,589
		4,203,901
Software — 0.2%
AppLovin Corp. - Class A (b)	253	100,694
Check Point Software Technologies Ltd. (b)	5,684	811,959
Descartes Systems Group, Inc. (b)	1,562	111,881
Microsoft Corp.	96	35,536
Oracle Corp.	810	119,159
Palantir Technologies, Inc. - Class A (b)	845	123,607
BHFTI-235

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Rights—0.0%
Security Description	Shares	Value
Software—(Continued)
Roper Technologies, Inc.	1,004	$355,275
SAP SE	299	50,601
Synopsys, Inc. (b)	512	202,998
		1,911,710
Specialty Retail — 0.2%
AutoZone, Inc. (b)	111	374,934
Home Depot, Inc.	1,305	429,201
Lowe's Cos., Inc.	2,740	647,407
Ross Stores, Inc.	2,088	452,323
TJX Cos., Inc.	3,861	616,602
Tractor Supply Co.	6,645	301,019
		2,821,486
Technology Hardware, Storage & Peripherals — 0.0%
Canon, Inc.	1,400	38,990
HP, Inc.	10,652	204,625
Super Micro Computer, Inc. (b)	4,334	98,685
		342,300
Tobacco — 0.1%
Altria Group, Inc.	7,726	509,839
British American Tobacco PLC	800	46,600
Imperial Brands PLC	1,497	60,927
Philip Morris International, Inc.	2,261	373,834
		991,200
Trading Companies & Distributors — 0.0%
ITOCHU Corp.	3,100	39,402
Sumitomo Corp.	1,100	40,941
		80,343
Wireless Telecommunication Services — 0.1%
KDDI Corp.	3,900	66,787
Tele2 AB - B Shares	4,743	97,499
T-Mobile U.S., Inc.	2,959	621,479
Vodafone Group PLC	74,811	113,433
		899,198
Total Common Stocks (Cost $118,091,048)		125,624,344

Warrants—0.0%
Software — 0.0%
Constellation Software, Inc., Expires 03/31/40 (b) (Cost $0)	179	0

Security Description	Shares/ Principal Amount*	Value

Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc. (b) (c) (d) (Cost $1,189)	1,165	$0

Short-Term Investments—74.9%
U.S. Treasury—11.4%
U.S. Treasury Bills
3.585%, 07/09/26 (e) (f)	143,000,000	141,582,136

Short-Term Investment Funds—63.5%
BlackRock Liquidity Funds FedFund, Institutional Shares
3.550% (g)	202,831,318	202,831,318
Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares
3.540% (g)	216,127,414	216,127,414
Goldman Sachs Financial Square Government Fund, Institutional Shares
3.530% (g)	210,882,785	210,882,785
State Street Institutional Treasury Plus Money Market Fund, Premier Class
3.600% (g)	162,611,570	162,611,570
Total Short-Term Investment Funds (Cost $792,453,087)		792,453,087
Total Short-Term Investments (Cost $934,043,118)		934,035,223
Total Investments—97.3% (Cost $1,207,070,998)		1,213,568,023
Other assets and liabilities (net)—2.7%		33,492,618
Net Assets—100.0%		$1,247,060,641

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2026, the market value of securities pledged was $141,582,136.
(f)	The rate shown represents current yield to maturity.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
BHFTI-236

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian Dollar Currency Futures	06/15/26	123	USD	8,465,475	$(168,474)
Australian 10 Year Treasury Bond Futures	06/15/26	277	AUD	29,847,797	(190,982)
Canada Government Bond 10 Year Futures	06/19/26	3,135	CAD	376,231,350	(4,516,897)
Cattle Feeder Futures	05/21/26	276	USD	50,573,550	2,134,680
Cocoa Futures	07/16/26	158	USD	5,319,860	(649,311)
Coffee “C” Futures	07/21/26	219	USD	23,881,950	(1,612,426)
Copper Futures	05/27/26	265	USD	37,192,750	(1,763,809)
Corn Futures	07/14/26	1,016	USD	23,787,100	353,923
Euro-Bobl Futures	06/08/26	756	EUR	87,265,080	(1,721,324)
Euro-BTP Futures	06/08/26	945	EUR	109,884,600	(4,273,366)
Euro-Bund Futures	06/08/26	702	EUR	88,023,780	(2,209,817)
Gold 100 Troy Ounces Futures	06/26/26	171	USD	80,004,060	(6,281,547)
Hang Seng Index Futures	04/29/26	138	HKD	170,809,500	(467,844)
IBEX 35 Index Futures	04/17/26	145	EUR	24,601,425	(501,269)
Japanese Government Bond 10 Year Futures	06/15/26	135	JPY	17,591,850,000	(1,030,440)
Japanese Yen Currency Futures	06/15/26	100	USD	7,917,500	(68,052)
Lean Hogs Futures	06/12/26	804	USD	33,784,080	(929,111)
Live Cattle Futures	06/30/26	693	USD	67,435,830	2,526,509
LME Nickel Futures	06/15/26	110	USD	11,276,753	(208,766)
LME Primary Aluminum Futures	06/15/26	275	USD	23,939,713	2,667,140
LME Zinc Futures	06/15/26	192	USD	15,566,400	(590,424)
Low Sulphur Gas Oil Futures	05/12/26	262	USD	32,468,350	4,965,472
MSCI Emerging Markets Index Futures	06/19/26	2,441	USD	177,533,930	(2,453,083)
NASDAQ 100 Index E-Mini Futures	06/18/26	23	USD	11,000,900	(394,476)
New York Harbor ULSD Future	04/30/26	91	USD	15,722,944	1,238,867
RBOB Gasoline Futures	04/30/26	197	USD	26,509,069	1,204,826
Russell 2000 Index E-Mini Futures	06/18/26	1,355	USD	170,201,550	354,546
S&P 500 Index E-Mini Futures	06/18/26	176	USD	57,822,600	(1,376,075)
S&P TSX 60 Index Futures	06/18/26	175	CAD	66,773,000	100,873
Silver Futures	05/27/26	101	USD	37,834,095	(2,048,712)
Soybean Futures	05/14/26	399	USD	23,361,450	817,952
Soybean Meal Futures	05/14/26	470	USD	14,870,800	388,301
Soybean Oil Futures	07/14/26	463	USD	19,134,864	2,844,765
U.K. Long Gilt Bond Futures	06/26/26	143	GBP	12,553,970	(969,719)
U.S. Treasury Long Bond Futures	06/18/26	535	USD	60,923,125	(1,792,494)
U.S. Treasury Note 2 Year Futures	06/30/26	4,878	USD	1,011,918,232	(7,119,268)
U.S. Treasury Note 5 Year Futures	06/30/26	6,378	USD	689,970,050	(8,872,518)
WTI Crude Oil Futures	05/19/26	170	USD	15,837,200	43,951

Futures Contracts—Short
Brent Crude Oil Futures	05/29/26	(80)	USD	(7,693,600)	(70,652)
British Pound Currency Futures	06/15/26	(1,296)	USD	(107,130,600)	1,292,847
Canadian Dollar Currency Futures	06/16/26	(183)	USD	(13,176,000)	350,588
Cotton No. 2 Futures	07/09/26	(562)	USD	(20,268,530)	(422,042)
DAX Index Futures	06/19/26	(16)	EUR	(9,134,800)	442,444
Euro Currency Futures	06/15/26	(122)	USD	(17,667,888)	107,086
FTSE 100 Index Futures	06/19/26	(198)	GBP	(20,194,020)	251,434
LME Nickel Futures	06/15/26	(24)	USD	(2,460,383)	31,602
LME Primary Aluminum Futures	06/15/26	(12)	USD	(1,044,642)	(89,200)
LME Zinc Futures	06/15/26	(13)	USD	(1,053,975)	24,800
MSCI EAFE Index Futures	06/19/26	(459)	USD	(66,580,245)	(198,419)
OMX Stockholm 30 Index Futures	04/17/26	(366)	SEK	(106,872,000)	348,074
BHFTI-237

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
SPI 200 Index Futures	06/18/26	(94)	AUD	(20,005,550)	$202,121
Sugar Futures	04/30/26	(855)	USD	(14,861,952)	(1,553,903)
TOPIX Index Futures	06/11/26	(31)	JPY	(1,086,240,000)	(19,133)
U.S. Treasury Note 10 Year Futures	06/18/26	(844)	USD	(93,723,562)	1,699,694
Wheat Futures	05/14/26	(446)	USD	(13,742,375)	(871,150)
Net Unrealized Depreciation					$(31,042,208)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$153,908,456	$—	$153,908,456
Common Stocks
Aerospace & Defense	470,555	544,511	—	1,015,066
Air Freight & Logistics	180,470	—	—	180,470
Automobile Components	—	339,724	—	339,724
Automobiles	—	329,479	—	329,479
Banks	209,517	11,866,974	—	12,076,491
Beverages	1,157,112	—	—	1,157,112
Biotechnology	1,272,103	137,239	—	1,409,342
Broadline Retail	846,852	1,482,161	—	2,329,013
Building Products	205,067	1,334,418	—	1,539,485
Capital Markets	1,213,915	257,777	—	1,471,692
Chemicals	2,262,056	984,063	—	3,246,119
Commercial Services & Supplies	705,848	1,069,296	—	1,775,144
Communications Equipment	651,890	2,030,491	—	2,682,381
Construction & Engineering	—	83,574	—	83,574
Construction Materials	—	2,620,426	—	2,620,426
Consumer Staples Distribution & Retail	770,839	1,984,742	—	2,755,581
Containers & Packaging	3,866,130	—	—	3,866,130
Diversified Consumer Services	—	800,998	—	800,998
Diversified Telecommunication Services	2,407,609	2,241,731	—	4,649,340
Electric Utilities	4,156,369	66,226	—	4,222,595
Electrical Equipment	1,298,764	59,646	—	1,358,410
Electronic Equipment, Instruments & Components	1,263,870	748,319	—	2,012,189
Entertainment	818,270	—	—	818,270
Financial Services	739,472	—	—	739,472
Food Products	3,963,038	541,936	—	4,504,974
Gas Utilities	86,781	1,287,536	—	1,374,317
Ground Transportation	527,210	676,642	—	1,203,852
Health Care Equipment & Supplies	1,986,380	913,493	—	2,899,873
Health Care Providers & Services	964,771	—	0	964,771
Hotels, Restaurants & Leisure	1,706,883	83,129	—	1,790,012
Household Durables	389,313	—	—	389,313
Household Products	1,427,758	80,146	—	1,507,904
Industrial Conglomerates	144,433	1,188,494	—	1,332,927
Insurance	4,120,826	3,779,906	—	7,900,732
Interactive Media & Services	347,948	58,079	—	406,027
IT Services	1,105,307	50,806	—	1,156,113
Leisure Products	—	103,742	—	103,742
Life Sciences Tools & Services	562,552	—	—	562,552
Machinery	1,148,061	—	—	1,148,061
Media	1,678,538	—	—	1,678,538
Metals & Mining	4,774,267	5,454,525	—	10,228,792
Multi-Utilities	3,505,523	78,763	—	3,584,286
Oil, Gas & Consumable Fuels	7,820,154	1,455,634	—	9,275,788
Paper & Forest Products	—	1,725,353	—	1,725,353
Personal Care Products	407,036	410,059	—	817,095
BHFTI-238

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$1,764,967	$1,678,844	$—	$3,443,811
Professional Services	570,199	1,311,863	—	1,882,062
Real Estate Management & Development	—	587,513	—	587,513
Residential REITs	251,035	—	—	251,035
Retail REITs	176,260	—	—	176,260
Semiconductors & Semiconductor Equipment	972,376	3,231,525	—	4,203,901
Software	1,861,109	50,601	—	1,911,710
Specialty Retail	2,821,486	—	—	2,821,486
Technology Hardware, Storage & Peripherals	303,310	38,990	—	342,300
Tobacco	883,673	107,527	—	991,200
Trading Companies & Distributors	—	80,343	—	80,343
Wireless Telecommunication Services	621,479	277,719	—	899,198
Total Common Stocks	71,389,381	54,234,963	0	125,624,344
Total Warrants*	—	0	—	0
Total Rights*	—	—	0	0
Short-Term Investments
Short-Term Investment Funds	792,453,087	—	—	792,453,087
U.S. Treasury	—	141,582,136	—	141,582,136
Total Short-Term Investments	792,453,087	141,582,136	—	934,035,223
Total Investments	$863,842,468	$349,725,555	$0	$1,213,568,023
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$24,392,495	$—	$—	$24,392,495
Futures Contracts (Unrealized Depreciation)	(55,434,703)	—	—	(55,434,703)
Total Futures Contracts	$(31,042,208)	$—	$—	$(31,042,208)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
BHFTI-239

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
U.S. Treasury & Government Agencies—94.9% of Net Assets
Agency Sponsored Mortgage-Backed Securities—19.8%

Security Description	Principal Amount*	Value

U.S. Treasury — 94.9%
U.S. Treasury Bonds
4.875%, 08/15/45 (a)	177,000	$176,419
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (b)	17,125,572	9,102,146
0.125%, 02/15/52 (b)	8,411,472	4,363,811
0.250%, 02/15/50 (b) (c)	17,992,566	10,178,257
0.625%, 02/15/43 (b) (c)	15,422,519	11,356,760
0.750%, 02/15/42 (b) (c)	44,398,806	34,190,630
0.750%, 02/15/45 (b) (c)	28,540,550	20,493,596
0.875%, 02/15/47 (b) (c)	40,612,923	28,793,941
1.000%, 02/15/46 (b) (c)	44,221,431	32,782,918
1.375%, 02/15/44 (b) (c)	40,254,872	33,248,417
1.500%, 02/15/53 (b)	8,643,074	6,622,753
1.750%, 01/15/28 (b) (c)	70,387,971	71,389,545
2.125%, 02/15/40 (b) (c)	13,891,704	13,594,251
2.125%, 02/15/41 (b) (c)	10,442,784	10,103,202
2.125%, 02/15/54 (b)	10,384,668	9,152,178
2.375%, 02/15/55 (b) (d)	12,470,623	11,588,298
2.500%, 01/15/29 (b) (c)	21,595,433	22,399,473
3.375%, 04/15/32 (a) (b) (e)	3,550,784	3,917,086
3.625%, 04/15/28 (b) (c)	36,343,649	38,208,146
3.875%, 04/15/29 (b) (c)	40,209,419	43,368,799
U.S. Treasury Inflation-Indexed Notes
0.125%, 01/15/30 (b) (c)	42,609,606	40,777,225
0.125%, 07/15/30 (b) (c)	29,854,393	28,415,494
0.125%, 01/15/31 (b) (c)	26,892,468	25,281,471
0.125%, 07/15/31 (b) (c)	18,642,739	17,416,784
0.125%, 01/15/32 (b)	7,743,120	7,125,426
0.250%, 07/15/29 (b) (c)	31,199,597	30,340,965
0.375%, 07/15/27 (a) (b)	917,334	916,930
0.500%, 01/15/28 (b) (f) (g)	13,015,640	12,912,662
0.625%, 07/15/32 (b) (c) (d)	170,717,562	161,061,633
0.750%, 07/15/28 (a) (b) (f) (g)	5,972,670	5,954,304
0.875%, 01/15/29 (b) (c)	16,896,317	16,771,135
1.125%, 10/15/30 (b) (c)	31,980,624	31,693,585
1.125%, 01/15/33 (b) (c)	43,464,784	41,860,248
1.250%, 04/15/28 (a) (b) (f)	6,722,226	6,747,439
1.375%, 07/15/33 (b) (c)	67,907,740	66,376,706
1.625%, 10/15/27 (b) (c) (d)	97,723,607	99,229,528
1.625%, 10/15/29 (b) (c)	69,474,048	70,564,899
1.625%, 04/15/30 (b) (c)	54,774,376	55,319,115
1.750%, 01/15/34 (b) (c)	11,958,451	11,907,338
1.875%, 07/15/34 (b) (d)	46,742,993	46,970,465
1.875%, 07/15/35 (b) (d)	45,576,900	45,352,877
1.875%, 01/15/36 (b)	13,211,352	13,051,837
2.125%, 04/15/29 (b) (c)	14,408,427	14,790,795
2.125%, 01/15/35 (b) (c)	26,903,619	27,357,189
2.375%, 10/15/28 (b) (c)	28,994,238	30,014,374
U.S. Treasury Notes
4.250%, 08/15/35 (a)	298,000	296,883
Total U.S. Treasury & Government Agencies (Cost $1,452,028,442)		1,323,537,933

Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 3.5%
Federal Home Loan Mortgage Corp. REMICS
4.137%, SOFR30A + 0.464%, 01/15/47 (h)	957,118	$937,084
4.146%, SOFR30A + 0.464%, 07/15/44 (h)	603,223	590,884
4.812%, SOFR30A + 1.150%, 08/25/55 (h)	1,132,057	1,140,226
4.812%, SOFR30A + 1.150%, 11/25/55 (h)	7,033,284	7,061,250
Federal Home Loan Mortgage Corp. STRIPS
4.237%, SOFR30A + 0.564%, 09/15/42 (h)	906,667	894,722
Federal Home Loan Mortgage Corp. Structured Pass- Through Certificates
4.053%, 1M TSFR + 0.374%, 08/25/31 (h)	6,467	6,484
5.059%, 12M MTA + 1.200%, 10/25/44 (h)	540,421	499,292
5.059%, 12M MTA + 1.200%, 02/25/45 (h)	166,571	162,679
Federal National Mortgage Association REMICS
3.842%, SOFR30A + 0.174%, 12/25/36 (h)	8,297	8,150
3.842%, SOFR30A + 0.174%, 07/25/37 (h)	58,186	57,111
3.932%, SOFR30A + 0.264%, 08/25/34 (h)	3,237	3,179
4.126%, SOFR30A + 0.464%, 07/25/37 (h)	1,184	1,172
4.156%, SOFR30A + 0.494%, 07/25/37 (h)	16,251	16,095
4.692%, SOFR30A + 1.030%, 06/25/55 (h)	6,390,554	6,452,661
4.842%, SOFR30A + 1.180%, 08/25/55 (h)	849,054	856,210
6.125%, 05/25/35 (h)	32,900	33,505
Federal National Mortgage Association Trust
4.126%, SOFR30A + 0.464%, 05/25/42 (h)	12,596	12,554
Government National Mortgage Association REMICS
4.453%, SOFR30A + 0.780%, 10/20/75 (h)	14,770,528	14,876,301
4.573%, SOFR30A + 0.900%, 10/20/72 (h)	2,325,676	2,343,229
4.613%, 1M TSFR + 0.944%, 08/20/66 (h)	43,029	43,191
4.773%, SOFR30A + 1.100%, 05/20/73 (h)	940,980	962,085
4.927%, 12M TSFR + 0.865%, 08/20/68 (h)	1,847,326	1,860,485
5.023%, SOFR30A + 1.350%, 07/20/55 (h)	8,782,286	8,848,473
5.592%, 12M TSFR + 1.465%, 04/20/67 (h)	619,688	627,329
		48,294,351
Agency Mortgage-Backed Securities — 16.3%
Federal Home Loan Mortgage Corp.
4.500%, 08/01/52	315,199	305,541
4.500%, 09/01/52	92,095	89,320
4.500%, 08/01/53	7,562,226	7,319,203
4.500%, 10/01/53	956,429	924,954
5.890%, 1Y H15 + 2.225%, 01/01/34 (h)	7,827	8,019
Federal National Mortgage Association
3.000%, 05/01/52	315,171	277,456
4.000%, 10/01/48	351,827	335,664
4.000%, 04/01/49	124,470	118,500
4.000%, 03/01/50	150,235	142,315
4.000%, 08/01/50	207,643	198,435
4.000%, 02/01/52	469,838	445,588
4.500%, 09/01/52	430,435	417,246
5.114%, 12M MTA + 1.200%, 07/01/44 (h)	1,822	1,826
5.114%, 12M MTA + 1.200%, 09/01/44 (h)	5,014	5,064
6.232%, 1Y H15 + 2.360%, 11/01/34 (h)	65,990	68,934
Government National Mortgage Association
3.500%, 05/20/52	23,217,088	21,472,994
Government National Mortgage Association, TBA
3.500%, TBA (i)	21,900,000	20,095,443
BHFTI-240

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Uniform Mortgage-Backed Security, TBA
4.000%, TBA (i)	7,200,000	$6,793,370
4.500%, TBA (i)	98,900,000	95,350,131
6.000%, TBA (i)	48,100,000	48,971,431
6.500%, TBA (i)	24,000,000	24,802,778
		228,144,212
Total Agency Sponsored Mortgage-Backed Securities (Cost $277,041,251)		276,438,563

Asset-Backed Securities—6.4%
Asset-Backed - Home Equity — 0.9%
ACE Securities Corp. Home Equity Loan Trust
4.193%, 1M TSFR + 0.514%, 03/25/37 (h)	417,499	169,143
4.843%, 1M TSFR + 1.164%, 12/25/33 (h)	685,231	703,256
Asset-Backed Securities Corp. Home Equity Loan Trust
4.618%, 1M TSFR + 0.939%, 04/25/34 (h)	959,087	1,039,348
Citigroup Mortgage Loan Trust, Inc.
3.973%, 1M TSFR + 0.294%, 03/25/37 (h)	672,988	589,743
4.083%, 1M TSFR + 0.404%, 09/25/36 (144A) (h)	485,485	476,338
4.483%, 1M TSFR + 0.804%, 10/25/35 (h)	3,700,000	3,510,470
First NLC Trust
3.863%, 1M TSFR + 0.184%, 08/25/37 (144A) (h)	698,129	350,410
GSAA Trust
6.720%, 03/25/46 (j)	247,644	125,229
Home Equity Asset Trust
4.468%, 1M TSFR + 0.789%, 02/25/36 (h)	841,781	831,293
4.648%, 1M TSFR + 0.969%, 08/25/34 (h)	139,531	139,059
HSI Asset Securitization Corp. Trust
3.893%, 1M TSFR + 0.214%, 10/25/36 (h)	3,684	1,239
MASTR Asset-Backed Securities Trust
4.543%, 1M TSFR + 0.864%, 10/25/35 (h)	78,503	78,066
Morgan Stanley ABS Capital I, Inc. Trust
4.453%, 1M TSFR + 0.774%, 01/25/35 (h)	347,338	341,734
4.468%, 1M TSFR + 0.789%, 09/25/35 (h)	810,014	776,706
New Century Home Equity Loan Trust
4.558%, 1M TSFR + 0.879%, 02/25/35 (h)	249,917	246,633
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.228%, 1M TSFR + 0.549%, 03/25/36 (h)	63,259	63,241
Residential Asset Securities Corporation Trust
4.253%, 1M TSFR + 0.344%, 06/25/36 (h)	2,208,728	2,192,573
Soundview Home Loan Trust
3.973%, 1M TSFR + 0.294%, 07/25/37 (h)	234,092	215,300
3.993%, 1M TSFR + 0.314%, 06/25/37 (h)	1,612,442	1,112,990
		12,962,771
Asset-Backed - Other — 5.1%
522 Funding CLO Ltd.
4.969%, 3M TSFR + 1.302%, 10/20/31 (144A) (h)	17,371	17,371
AlbaCore Euro CLO IV DAC
3.006%, 3M EURIBOR + 0.990%, 07/15/35 (144A) (EUR) (h)	999,835	1,156,027
Arbor Realty Commercial Real Estate Notes Ltd.
5.122%, SOFR30A + 1.450%, 01/15/37 (144A) (h)	837,935	837,935
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
ARES XLIV CLO Ltd.
4.802%, 3M TSFR + 1.130%, 04/15/34 (144A) (h)	700,000	$700,043
Argent Securities Trust
4.113%, 1M TSFR + 0.434%, 05/25/36 (h)	212,704	49,658
Bain Capital Credit CLO Ltd.
4.728%, 3M TSFR + 1.060%, 07/24/34 (144A) (h)	3,200,000	3,192,067
Barings Euro CLO DAC
2.996%, 3M EURIBOR + 0.980%, 10/15/34 (144A) (EUR) (h)	3,300,000	3,802,916
BlueMountain CLO XXII Ltd.
5.014%, 3M TSFR + 1.342%, 07/15/31 (144A) (h)	73,064	73,052
Bosphorus CLO VI DAC
2.884%, 3M EURIBOR + 0.850%, 05/25/34 (144A) (EUR) (h)	5,406,423	6,227,637
Capital Four U.S. CLO II Ltd.
5.568%, 3M TSFR + 1.900%, 01/20/37 (144A) (h)	900,000	900,153
CIFC Funding Ltd.
4.880%, 3M TSFR + 1.212%, 10/24/30 (144A) (h)	28,191	28,195
CIT Mortgage Loan Trust
5.293%, 1M TSFR + 2.364%, 10/25/37 (144A) (h)	2,648,060	2,684,238
Countrywide Asset-Backed Certificates Trust
3.983%, 1M TSFR + 0.304%, 11/25/37 (h)	3,460,459	3,334,634
4.533%, 1M TSFR + 0.854%, 08/25/47 (h)	14,198	13,962
Credit-Based Asset Servicing & Securitization LLC
3.908%, 1M TSFR + 0.234%, 07/25/37 (144A) (h)	53,320	35,531
4.008%, 1M TSFR + 0.334%, 07/25/37 (144A) (h)	1,062,668	708,069
CSAB Mortgage-Backed Trust
6.220%, 09/25/36 (j)	351,588	92,835
CVC Cordatus Loan Fund XXI DAC
3.068%, 3M EURIBOR + 0.960%, 09/22/34 (144A) (EUR) (h)	1,700,000	1,963,181
CVC Cordatus Opportunity Loan Fund-R DAC
2.824%, 3M EURIBOR + 0.840%, 08/15/33 (144A) (EUR) (h)	1,504,208	1,731,574
Dryden 35 Euro CLO DAC
3.006%, 3M EURIBOR + 0.980%, 01/17/33 (144A) (EUR) (h)	261,607	302,143
Dryden 44 Euro CLO DAC
2.896%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (h)	1,175,085	1,355,923
Dryden 52 Euro CLO DAC
2.844%, 3M EURIBOR + 0.860%, 05/15/34 (144A) (EUR) (h)	387,824	447,539
Dryden 54 Senior Loan Fund
4.818%, 3M TSFR + 1.150%, 10/19/29 (144A) (h)	34,038	34,029
Dryden 60 CLO Ltd.
4.984%, 3M TSFR + 1.312%, 07/15/31 (144A) (h)	129,868	129,852
Dryden 64 CLO Ltd.
4.899%, 3M TSFR + 1.232%, 04/18/31 (144A) (h)	172,195	172,304
Dryden 86 CLO Ltd.
4.798%, 3M TSFR + 1.130%, 07/17/34 (144A) (h)	1,500,000	1,500,000
Dryden 95 CLO Ltd.
4.696%, 3M TSFR + 1.040%, 08/20/34 (144A) (h)	2,500,000	2,497,368
Dunedin Park CLO DAC
2.986%, 3M EURIBOR + 0.980%, 11/20/34 (144A) (EUR) (h)	1,000,000	1,153,562
BHFTI-241

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Elevation CLO Ltd.
4.798%, 3M TSFR + 1.130%, 07/25/34 (144A) (h)	700,000	$697,936
Ellington Loan Acquisition Trust
4.893%, 1M TSFR + 1.214%, 05/25/37 (144A) (h)	603,692	592,865
First Franklin Mortgage Loan Trust
3.913%, 1M TSFR + 0.234%, 12/25/36 (h)	6,933,153	6,324,480
4.103%, 1M TSFR + 0.424%, 07/25/36 (h)	1,051,223	1,027,205
Gallatin CLO VIII Ltd.
5.024%, 3M TSFR + 1.352%, 07/15/31 (144A) (h)	185,801	185,928
GSAMP Trust
4.528%, 1M TSFR + 0.849%, 09/25/35 (h)	53,703	53,364
Jamestown CLO XVIII Ltd.
4.938%, 3M TSFR + 1.270%, 07/25/35 (144A) (h)	600,000	599,288
JP Morgan Mortgage Acquisition Trust
4.213%, 1M TSFR + 0.534%, 10/25/36 (h)	7,978	7,969
KKR CLO 11 Ltd.
5.114%, 3M TSFR + 1.442%, 01/15/31 (144A) (h)	35,275	35,275
LoanCore Issuer Ltd.
5.222%, SOFR30A + 1.550%, 01/17/37 (144A) (h)	359,031	359,052
Long Beach Mortgage Loan Trust
4.033%, 1M TSFR + 0.354%, 08/25/36 (h)	785,888	307,745
Madison Park Euro Funding IX DAC
2.896%, 3M EURIBOR + 0.880%, 07/15/35 (144A) (EUR) (h)	700,000	805,109
Madison Park Funding XXXIX Ltd.
4.919%, 3M TSFR + 1.250%, 10/22/34 (144A) (h)	300,000	299,682
Man GLG Euro CLO V DAC
2.840%, 3M EURIBOR + 0.690%, 12/15/31 (144A) (EUR) (h)	92,417	106,791
Marble Point CLO XXII Ltd.
4.888%, 3M TSFR + 1.220%, 07/25/34 (144A) (h)	1,600,000	1,597,602
MF1 LLC
5.827%, 1M TSFR + 2.150%, 06/19/37 (144A) (h)	1,089,055	1,089,393
MF1 Ltd.
4.874%, 1M TSFR + 1.194%, 10/16/36 (144A) (h)	119,657	119,636
Morgan Stanley ABS Capital I, Inc. Trust
4.768%, 1M TSFR + 1.089%, 07/25/34 (h)	35,336	38,053
4.843%, 1M TSFR + 1.164%, 06/25/35 (h)	1,232,000	1,158,394
Morgan Stanley IXIS Real Estate Capital Trust
3.843%, 1M TSFR + 0.164%, 11/25/36 (h)	482	155
Northwoods Capital XII-B Ltd.
4.864%, 3M TSFR + 1.190%, 06/15/31 (144A) (h)	186,653	186,584
OZLM XXIV Ltd.
5.089%, 3M TSFR + 1.422%, 07/20/32 (144A) (h)	62,017	62,026
Palmer Square European Loan Funding DAC
2.954%, 3M EURIBOR + 0.970%, 08/15/33 (144A) (EUR) (h)	619,810	716,054
Palmer Square Loan Funding Ltd.
4.489%, 3M TSFR + 0.820%, 01/15/33 (144A) (h)	4,800,000	4,799,976
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.528%, 1M TSFR + 0.849%, 09/25/35 (h)	32,971	32,571
4.843%, 1M TSFR + 1.164%, 10/25/34 (h)	754,527	749,554
Pikes Peak CLO 4
4.882%, 3M TSFR + 1.210%, 07/15/34 (144A) (h)	4,300,000	4,295,881
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Providus CLO IV DAC
2.846%, 3M EURIBOR + 0.820%, 04/20/34 (144A) (EUR) (h)	2,775,072	$3,207,568
Rockford Tower Europe CLO DAC
3.271%, 3M EURIBOR + 1.260%, 08/29/36 (144A) (EUR) (h)	1,500,000	1,726,367
Saxon Asset Securities Trust
4.103%, 1M TSFR + 0.424%, 09/25/37 (h)	294,099	286,197
Securitized Asset-Backed Receivables LLC Trust
3.943%, 1M TSFR + 0.414%, 07/25/36 (h)	256,330	96,328
4.113%, 1M TSFR + 0.434%, 07/25/36 (h)	2,896,472	923,145
Silver Rock CLO II Ltd.
4.708%, 3M TSFR + 1.040%, 01/20/35 (144A) (h)	1,100,000	1,098,008
Sound Point CLO IX Ltd.
5.139%, 3M TSFR + 1.472%, 07/20/32 (144A) (h)	706,673	706,758
Soundview Home Loan Trust
3.913%, 1M TSFR + 0.234%, 11/25/36 (144A) (h)	37,479	9,818
St. Paul's CLO X DAC
2.827%, 3M EURIBOR + 0.800%, 04/22/35 (144A) (EUR) (h)	748,731	863,028
TRTX Issuer Ltd.
5.328%, 1M TSFR + 1.650%, 02/15/39 (144A) (h)	407,675	407,673
U.S. Small Business Administration
5.510%, 11/01/27	99,317	99,802
Venture 33 CLO Ltd.
4.994%, 3M TSFR + 1.322%, 07/15/31 (144A) (h)	31,669	31,662
Venture 44 CLO Ltd.
4.808%, 3M TSFR + 1.140%, 10/20/34 (144A) (h)	500,000	498,133
		71,344,853
Asset-Backed - Student Loan — 0.4%
Nelnet Student Loan Trust
4.610%, 02/21/61 (144A)	3,452,636	3,406,019
SLM Student Loan Trust
4.699%, SOFR90A + 0.812%, 10/25/64 (144A) (h)	1,401,196	1,402,744
		4,808,763
Total Asset-Backed Securities (Cost $87,751,132)		89,116,387

Foreign Government—6.0%
Sovereign — 6.0%
Canada Government Real Return Bonds
4.250%, 12/01/26 (CAD) (b)	9,017,856	6,691,079
French Republic Government Bonds OAT
0.100%, 07/25/31 (144A) (EUR) (b)	1,953,312	2,188,178
0.100%, 07/25/38 (144A) (EUR) (b)	119,867	114,825
Italy Buoni Poliennali Del Tesoro
0.400%, 05/15/30 (144A) (EUR) (b)	2,351,877	2,691,352
1.800%, 05/15/36 (144A) (EUR) (b)	931,248	1,082,363
Japan Government CPI-Linked Bonds
0.005%, 03/10/34 (JPY) (b)	52,662,000	320,431
0.005%, 03/10/35 (JPY) (b)	1,032,714,900	6,225,363
0.100%, 03/10/28 (JPY) (b)	1,772,178,260	11,194,839
0.100%, 03/10/29 (JPY) (b)	2,621,824,810	16,454,579
BHFTI-242

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Japan Government Thirty Year Bonds
3.400%, 12/20/55 (JPY)	1,160,000,000	$6,959,269
Mexico Government International Bonds
5.850%, 07/02/32	400,000	401,440
6.625%, 01/29/38	300,000	305,700
U.K. Gilts
4.000%, 10/22/31 (GBP)	22,300,000	28,776,327
Total Foreign Government (Cost $91,553,533)		83,405,745

Non-Agency Mortgage-Backed Securities—1.4%
Collateralized Mortgage Obligations — 1.3%
Alternative Loan Trust
4.153%, 1M TSFR + 0.474%, 05/25/47 (h)	91,063	84,944
Banc of America Funding Trust
5.710%, 02/20/36 (h)	79,907	76,722
Banc of America Mortgage Trust
5.054%, 09/25/35 (h)	16,488	14,822
5.297%, 06/25/35 (h)	16,348	14,820
Bear Stearns ALT-A Trust
4.113%, 1M TSFR + 0.434%, 02/25/34 (h)	28,946	27,541
4.718%, 09/25/35 (h)	343,585	179,042
Bear Stearns ARM Trust
4.503%, 03/25/35 (h)	77,832	71,740
Chase Mortgage Finance Trust
6.000%, 02/25/37 (h)	12,458	12,194
CHL Mortgage Pass-Through Trust
4.373%, 1M TSFR + 0.694%, 04/25/35 (h)	175,381	169,401
6.000%, 03/25/37	765,884	311,767
Citigroup Mortgage Loan Trust, Inc.
4.492%, 03/25/37 (h)	966,104	840,380
5.748%, 08/25/35 (h)	334	339
6.490%, 1Y H15 + 2.400%, 05/25/35 (h)	689	699
Countrywide Alternative Loan Trust
3.970%, 1M TSFR + 0.294%, 02/20/47 (h)	320,034	261,172
4.033%, 1M TSFR + 0.354%, 06/25/36 (h)	808,009	781,389
4.353%, 1M TSFR + 0.674%, 12/25/35 (h)	12,584	12,017
5.000%, 07/25/35	102,961	53,434
5.500%, 06/25/25	294,853	232,685
6.000%, 03/25/37	3,018,882	950,311
6.000%, 04/25/37	402,949	338,713
CSMC Trust
3.629%, 11/30/37 (144A) (h)	1,769,678	1,634,452
4.945%, 10/26/36 (144A) (h)	30,121	27,193
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
3.893%, 1M TSFR + 0.214%, 10/25/36 (h)	6,940	5,781
6.369%, 10/25/36 (j)	121,223	105,349
6.386%, 10/25/36 (j)	121,223	105,347
Eurosail-U.K. PLC
4.815%, SONIA + 1.069%, 06/13/45 (GBP) (h)	228,431	301,999
First Horizon Alternative Mortgage Securities Trust
5.603%, 06/25/34 (h)	36,041	36,225
GreenPoint Mortgage Funding Trust
4.153%, 1M TSFR + 0.474%, 09/25/46 (h)	218,160	206,332
4.333%, 1M TSFR + 0.654%, 11/25/45 (h)	43,890	42,338
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GreenPoint MTA Trust
4.233%, 1M TSFR + 0.554%, 06/25/45 (h)	55,053	$49,128
GSR Mortgage Loan Trust
4.111%, 05/25/35 (h)	94,631	69,427
4.454%, 11/25/35 (h)	85,544	72,917
4.860%, 09/25/35 (h)	28,486	27,440
5.163%, 12/25/34 (h)	112,651	106,237
6.449%, 01/25/35 (h)	19,166	18,383
HarborView Mortgage Loan Trust
4.171%, 1M TSFR + 0.494%, 09/19/37 (h)	12,381	10,940
4.231%, 1M TSFR + 0.554%, 05/19/35 (h)	20,952	20,378
4.351%, 1M TSFR + 0.674%, 02/19/36 (h)	65,246	26,380
4.690%, 1M TSFR + 1.014%, 06/20/35 (h)	106,147	99,820
IndyMac INDA Mortgage Loan Trust
5.041%, 11/25/35 (h)	13,766	16,354
JP Morgan Mortgage Trust
3.942%, 07/27/37 (144A) (h)	173,117	159,531
4.968%, 07/25/35 (h)	23,833	22,922
5.094%, 08/25/35 (h)	51,389	45,860
5.133%, 02/25/35 (h)	29,680	29,048
5.182%, 09/25/35 (h)	7,140	7,001
5.938%, 08/25/35 (h)	33,779	32,275
6.222%, 07/25/35 (h)	6,702	6,724
Lehman XS Trust
4.333%, 1M TSFR + 0.654%, 12/25/35 (h)	47,540	45,566
6.093%, 1M TSFR + 2.414%, 12/25/37 (h)	1,475,959	1,504,458
MASTR Adjustable Rate Mortgages Trust
5.066%, 12/25/33 (h)	10,583	9,825
5.598%, 11/21/34 (h)	20,922	20,854
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.487%, 1M TSFR + 0.814%, 11/15/31 (h)	17,465	17,008
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.227%, 1M TSFR + 0.554%, 12/15/30 (h)	2,724	2,672
Mill City Mortgage Loan Trust
2.750%, 08/25/59 (144A) (h)	223,336	217,697
New Residential Mortgage Loan Trust
2.750%, 07/25/59 (144A) (h)	2,304,619	2,233,032
Opteum Mortgage Acceptance Corp. Asset-Backed Pass- Through Certificates
4.843%, 1M TSFR + 1.164%, 04/25/35 (h)	810,993	809,997
RALI Trust
4.093%, 1M TSFR + 0.414%, 08/25/35 (h)	38,616	26,298
4.788%, 10/25/37 (h)	518,804	412,912
5.219%, 12M MTA + 1.360%, 09/25/45 (h)	32,760	28,344
Reperforming Loan Trust REMICS
4.133%, 1M TSFR + 0.454%, 06/25/35 (144A) (h)	12,786	12,452
Residential Asset Securitization Trust
6.500%, 09/25/36	264,054	74,188
Sequoia Mortgage Trust
4.190%, 1M TSFR + 0.514%, 07/20/36 (h)	113,399	97,461
4.491%, 1M TSFR + 0.814%, 10/19/26 (h)	6,129	6,098
Structured Adjustable Rate Mortgage Loan Trust
5.259%, 12M MTA + 1.400%, 01/25/35 (h)	34,353	32,028
5.939%, 02/25/34 (h)	14,904	14,466
BHFTI-243

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Mortgage Investments II Trust
4.173%, 1M TSFR + 0.494%, 06/25/36 (h)	8,058	$7,943
4.213%, 1M TSFR + 0.534%, 05/25/36 (h)	11,527	8,127
4.291%, 1M TSFR + 0.614%, 07/19/35 (h)	35,556	33,353
4.451%, 1M TSFR + 0.774%, 10/19/34 (h)	11,624	11,275
TBW Mortgage-Backed Trust
6.515%, 07/25/37 (j)	124,468	45,024
Towd Point Mortgage Trust
4.793%, 1M TSFR + 1.114%, 10/25/59 (144A) (h)	318,031	317,946
Wachovia Mortgage Loan Trust LLC
1.682%, 1M TSFR + 0.574%, 01/25/37 (h)	1,358,275	456,717
WaMu Mortgage Pass-Through Certificates Trust
3.829%, 12M MTA + 0.810%, 12/25/46 (h)	23,420	21,056
3.988%, 11/25/36 (h)	2,736,149	2,486,742
4.629%, 12M MTA + 0.770%, 05/25/47 (h)	124,471	107,486
4.688%, 12/25/35 (h)	19,625	18,355
4.859%, 12M MTA + 1.000%, 02/25/46 (h)	44,993	41,805
4.859%, 12M MTA + 1.000%, 08/25/46 (h)	1,219,895	1,150,771
4.907%, 12M MTA + 1.048%, 07/25/46 (h)	226,957	210,367
5.059%, 12M MTA + 1.200%, 11/25/42 (h)	3,233	3,135
5.359%, 12M MTA + 1.500%, 11/25/46 (h)	86,307	78,228
Wells Fargo Mortgage-Backed Securities Trust
5.715%, 04/25/36 (h)	19,730	19,655
		18,303,254
Commercial Mortgage-Backed Securities — 0.1%
ACRES LLC
5.299%, 1M TSFR + 1.619%, 08/18/40 (144A) (h)	500,000	500,646
JP Morgan Chase Commercial Mortgage Securities Trust
5.170%, 1M TSFR + 1.497%, 12/15/31 (144A) (h)	551,299	550,340
		1,050,986
Total Non-Agency Mortgage-Backed Securities (Cost $21,362,024)		19,354,240

Corporate Bonds & Notes—0.9%
Banks — 0.2%
Bank of America Corp.
5.875%, 3M TSFR + 3.193%, 03/15/28 (h)	1,570,000	1,571,342
Nykredit Realkredit AS
1.500%, 10/01/52 (DKK)	282,545	33,780
1.500%, 10/01/53 (DKK)	497,745	51,212
2.500%, 10/01/47 (DKK)	4,754	677
UBS Group AG
0.650%, 1Y EUR Swap + 0.770%, 01/14/28 (EUR) (h)	100,000	113,526
1.000%, 1Y EUR Swap + 1.050%, 06/24/27 (EUR) (h)	100,000	115,177
2.125%, 1Y UKG + 1.550%, 11/15/29 (GBP) (h)	100,000	122,356
7.000%, 1Y UKG + 4.200%, 09/30/27 (GBP) (h)	100,000	133,788
		2,141,858
Diversified Financial Services — 0.2%
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	51,000	49,272
Credicorp Capital Sociedad Titulizadora SA
9.700%, 03/05/45 (144A) (PEN)	900,000	273,241
Security Description	Principal Amount*/ Shares	Value

Diversified Financial Services—(Continued)
Jyske Realkredit AS
0.500%, 10/01/43 (DKK)	48,150	$6,101
1.500%, 10/01/53 (DKK)	1,728,616	203,581
2.000%, 10/01/53 (DKK)	7,258,795	837,072
2.500%, 10/01/47 (DKK)	3,123	446
Nordea Kredit Realkreditaktieselskab
1.500%, 10/01/53 (DKK)	2,559,304	271,327
2.000%, 10/01/53 (DKK)	4,299,311	497,784
2.000%, 10/01/53 (144A) (DKK)	698,508	89,814
2.500%, 10/01/47 (DKK)	808	116
Realkredit Danmark AS
1.500%, 10/01/53 (DKK)	3,963,759	486,844
2.000%, 10/01/53 (DKK)	562,565	65,135
2.500%, 04/01/47 (DKK)	7,608	1,091
		2,781,824
Internet — 0.5%
Beignet Investor LLC
6.581%, 05/30/49 (144A)	7,400,000	7,608,356
Total Corporate Bonds & Notes (Cost $13,043,666)		12,532,038

Convertible Preferred Stocks—0.0%
Banks — 0.0%
Wells Fargo & Co.- Series L, 7.500% (Cost $900,000)	900	1,039,500

Short-Term Investments—63.2%
Repurchase Agreements—63.2%
Barclays Bank plc
Repurchase Agreement dated 03/31/26 at 3.710%, due on 04/02/26, with a maturity value of $493,050,806; collateralized by U.S.Treasury Inflation-Indexed Note at 0.125%, maturing 07/15/26, with a market value of $503,080,756	493,000,000	493,000,000
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $4,871,620; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/28, with a market value of $4,968,800	4,871,282	4,871,282
JPMorgan Securities LLC
Repurchase Agreement dated 03/31/26 at 3.710%, due on 04/02/26, with a maturity value of $377,738,924; collateralized by U.S. Treasury Obligations with rates ranging from 2.125%- 4.000%, with maturity dates ranging from 02/28/30 -01/15/35, and an aggregate market value of $383,895,963	377,700,000	377,700,000
BHFTI-244

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
JPMorgan Securities LLC
Repurchase Agreement dated 03/31/26 at 3.720%, due on 04/01/26, with a maturity value of $5,400,558; collateralized by U.S. Treasury Note at 3.875%, maturing at 03/31/28, with a market value of $5,511,369	5,400,000	$5,400,000
Total Short-Term Investments (Cost $880,971,282)		880,971,282
Total Investments—192.6% (Cost $2,824,651,330)		2,686,395,688
Other assets and liabilities (net)—(92.6)%		(1,291,838,466)
Net Assets—100.0%		$1,394,557,222

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was pledged as collateral for TBA securities. As of March 31, 2026, the market value of securities pledged was $3,998,375.
(b)	Principal amount of security is adjusted for inflation.
(c)	All or a portion of this security has been transferred in a secured borrowing transaction.
(d)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2026, the market value of securities pledged was $230,964,675.
(e)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of March 31, 2026, the market value of securities pledged was $1,232,932.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2026, the market value of securities pledged was $10,844,183.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2026, the market value of securities pledged was $4,738,072.
(h)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(i)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(j)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$82,135,003, which is 5.9% of net assets.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Deutsche Bank Securities, Inc.	3.760%	03/05/26	04/16/26	USD	(129,081,000)	$(129,081,000)
Deutsche Bank Securities, Inc.	3.770%	03/24/26	04/07/26	USD	(62,073,625)	(62,073,625)
Deutsche Bank Securities, Inc.	3.770%	03/04/26	04/08/26	USD	(25,038,000)	(25,038,000)
JPMorgan Securities LLC	3.760%	03/17/26	04/21/26	USD	(9,265,500)	(9,265,500)
JPMorgan Securities LLC	3.760%	03/12/26	04/23/26	USD	(8,229,375)	(8,229,375)
Total						$(233,687,500)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	11,084,000	DBAG	04/02/26	USD	7,603,624	$43,784
AUD	2,205,000	JPMC	04/02/26	USD	1,554,091	(32,751)
AUD	2,014,000	JPMC	04/02/26	USD	1,401,968	(12,409)
BRL	7,046	BOA	04/02/26	USD	1,346	14
BRL	11,295,563	BNP	04/02/26	USD	2,164,150	16,524
BRL	5,453,517	BNP	05/05/26	USD	1,040,000	6,444
BRL	7,071	GSBU	04/02/26	USD	1,343	22
BRL	14,081	GSBU	04/02/26	USD	2,685	33
BRL	19,217	GSBU	04/02/26	USD	3,650	60
BRL	105,215,992	GSBU	04/02/26	USD	20,216,544	96,012
BRL	92,826,806	GSBU	07/02/26	USD	17,146,964	411,755
BHFTI-245

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	29,889	BOA	05/04/26	USD	21,488	$29
CAD	25,959,189	BBP	04/02/26	USD	18,718,769	(57,024)
CHF	566,000	JPMC	04/02/26	USD	726,214	(18,360)
CHF	603,000	JPMC	04/02/26	USD	766,457	(12,330)
CHF	1,701,936	SG	04/02/26	USD	2,123,174	5,311
CNH	1,173,000	BOA	04/02/26	USD	170,109	195
CNH	3,510,000	CBNA	04/02/26	USD	509,319	289
CNH	1,322,627	DBAG	04/02/26	USD	191,250	779
CNH	3,108,000	GSBU	04/02/26	USD	452,653	(1,411)
CNH	1,391,644	JPMC	04/02/26	USD	201,113	936
COP	5,580,589,890	CBNA	08/18/26	USD	1,467,900	5,052
COP	5,563,252,283	CBNA	09/16/26	USD	1,437,013	21,410
EUR	19,015,000	JPMC	04/02/26	USD	22,471,189	(492,697)
EUR	621,000	JPMC	04/02/26	USD	715,223	2,560
EUR	1,340,000	SG	04/02/26	USD	1,585,475	(36,635)
EUR	33,942,539	SG	04/02/26	USD	39,169,690	62,801
GBP	786,000	BNP	04/02/26	USD	1,049,485	(9,135)
GBP	1,275,000	JPMC	04/02/26	USD	1,691,919	(4,328)
GBP	17,519,682	SG	04/02/26	USD	23,117,220	71,839
IDR	11,538,686,350	BNP	04/13/26	USD	683,450	(4,625)
IDR	3,656,790,194	BNP	04/13/26	USD	216,551	(1,421)
IDR	11,396,379,760	BNP	04/16/26	USD	673,744	(3,332)
IDR	5,728,885,178	BNP	04/16/26	USD	338,757	(1,745)
IDR	5,763,680,000	BNP	04/17/26	USD	340,000	(948)
IDR	14,992,050,000	BNP	04/27/26	USD	890,000	(8,262)
IDR	22,759,892,467	BNP	04/27/26	USD	1,344,000	(5,407)
IDR	12,200,400,000	BNP	04/27/26	USD	720,000	(2,449)
IDR	12,322,577,050	BNP	04/27/26	USD	725,000	(264)
IDR	22,804,385,990	BNP	05/04/26	USD	1,344,000	(2,980)
IDR	9,100,311,694	BNP	06/10/26	USD	540,049	(5,372)
IDR	6,214,246,665	CBNA	06/10/26	USD	369,834	(4,724)
IDR	31,008,342,331	GSBU	06/10/26	USD	1,838,239	(16,384)
IDR	5,696,498,789	GSBU	06/10/26	USD	334,966	(276)
IDR	2,530,020,000	JPMC	06/10/26	USD	149,376	(728)
ILS	2,040,000	BOA	04/06/26	USD	661,149	(12,222)
ILS	574,000	BOA	06/10/26	USD	184,084	(1,142)
ILS	220,000	BOA	06/10/26	USD	70,446	(329)
ILS	2,763,000	BNP	04/06/26	USD	890,158	(11,244)
ILS	1,873,323	BNP	04/06/26	USD	591,448	4,458
ILS	635,000	JPMC	06/10/26	USD	204,447	(2,064)
INR	118,667,535	BOA	04/24/26	USD	1,261,508	(12,723)
INR	195,026,812	CBNA	04/07/26	USD	2,143,564	(87,593)
INR	194,922,877	CBNA	04/07/26	USD	2,141,339	(86,464)
INR	174,926,797	CBNA	04/07/26	USD	1,924,546	(80,469)
INR	174,874,398	CBNA	04/07/26	USD	1,923,906	(80,382)
INR	175,073,483	CBNA	04/07/26	USD	1,924,995	(79,372)
INR	194,965,182	CBNA	04/07/26	USD	2,126,236	(70,915)
INR	192,684,715	CBNA	04/07/26	USD	2,101,824	(70,544)
INR	153,940,888	CBNA	04/07/26	USD	1,690,952	(68,109)
INR	121,789,834	CBNA	04/24/26	USD	1,312,921	(31,278)
INR	123,646,572	CBNA	04/24/26	USD	1,331,810	(30,628)
INR	91,018,978	CBNA	04/24/26	USD	980,227	(22,398)
INR	95,805,163	CBNA	04/24/26	USD	1,028,162	(19,966)
INR	94,424,830	CBNA	04/24/26	USD	1,007,897	(14,227)
INR	188,657,174	CBNA	04/24/26	USD	1,997,905	(12,591)
INR	190,229,234	CBNA	04/24/26	USD	2,014,340	(12,482)
INR	39,192,567	DBAG	04/07/26	USD	425,752	(12,584)
INR	114,911,871	DBAG	04/24/26	USD	1,225,792	(16,529)
INR	221,584,528	DBAG	04/24/26	USD	2,329,992	1,830
BHFTI-246

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
INR	89,258,234	JPMC	04/07/26	USD	967,714	$(26,754)
INR	187,759,524	JPMC	04/24/26	USD	1,993,603	(17,735)
JPY	6,636,192,713	BOA	04/02/26	USD	41,593,185	221,456
JPY	184,100,000	JPMC	04/02/26	USD	1,158,690	1,324
KRW	149,287,000	BOA	04/23/26	USD	100,000	(2,475)
KRW	200,785,467	BNP	04/13/26	USD	136,000	(4,869)
KRW	201,659,786	BNP	04/15/26	USD	132,742	(1,033)
KRW	234,679,858	BNP	04/16/26	USD	157,500	(4,220)
KRW	74,660,000	BNP	04/17/26	USD	50,000	(1,235)
KRW	150,512,426	BNP	04/20/26	USD	100,000	(1,683)
MXN	55,835,922	BNP	06/17/26	USD	3,207,339	(111,156)
MXN	9,438,819	CBNA	06/10/26	USD	526,664	(2,947)
MXN	10,254,181	CBNA	06/10/26	USD	569,756	(798)
MXN	9,174,971	CBNA	09/17/26	USD	512,935	(8,253)
MXN	2,053,201	DBAG	06/17/26	USD	118,227	(4,374)
MXN	1,368,801	DBAG	06/17/26	USD	78,818	(2,916)
MXN	16,080,000	GSBU	04/10/26	USD	872,405	24,466
MXN	12,764,000	GSBU	04/13/26	USD	690,733	21,007
MXN	21,474,000	GSBU	04/15/26	USD	1,165,130	32,093
MXN	32,451,002	GSBU	06/17/26	USD	1,860,083	(60,627)
MXN	21,152,000	GSBU	06/17/26	USD	1,187,017	(14,108)
MXN	5,856,468	JPMC	04/09/26	USD	318,148	8,527
MXN	110,356,765	JPMC	04/20/26	USD	6,162,979	(12,924)
MXN	4,349,965	JPMC	09/17/26	USD	247,946	(8,670)
MXN	38,788,249	UBSA	06/17/26	USD	2,222,351	(71,486)
NZD	1,750,000	BBP	04/02/26	USD	1,012,248	(6,610)
PLN	460,342	BBP	04/15/26	USD	127,929	(3,923)
PLN	3,628,470	BNP	04/15/26	USD	1,006,652	(29,226)
PLN	1,193,000	BNP	04/15/26	USD	330,202	(8,835)
PLN	469,279	BNP	04/15/26	USD	130,264	(3,851)
PLN	307,000	BNP	04/15/26	USD	85,223	(2,524)
PLN	289,000	BNP	04/15/26	USD	80,117	(2,267)
PLN	2,202,000	CBNA	04/15/26	USD	608,872	(15,704)
PLN	21,117,491	DBAG	04/22/26	USD	5,813,311	(124,820)
PLN	1,144,392	UBSA	04/15/26	USD	315,942	(7,669)
PLN	12,164,941	UBSA	04/22/26	USD	3,368,418	(91,506)
SEK	10,243,212	BBP	04/02/26	USD	1,128,934	(46,903)
SEK	508,278	SG	05/04/26	USD	53,282	498
SGD	29,087	BNP	04/02/26	USD	22,739	(115)
SGD	39,911	BNP	04/02/26	USD	31,004	39
SGD	22,291,589	DBAG	04/02/26	USD	17,450,750	(112,656)
SGD	51,435	JPMC	04/02/26	USD	39,872	133
THB	35,196	BNP	04/20/26	USD	1,111	(42)
THB	8,643,960	BNP	05/05/26	USD	264,000	(1,234)
THB	21,924,105	DBAG	04/16/26	USD	671,281	(5,804)
THB	11,048,372	DBAG	04/17/26	USD	338,270	(2,885)
THB	21,585,797	GSBU	04/16/26	USD	657,903	(2,695)
THB	3,658,486	GSBU	04/16/26	USD	111,383	(335)
TRY	272,031,391	BBP	04/01/26	USD	6,111,142	10,107
TRY	272,317,616	BBP	04/02/26	USD	6,115,924	11,767
TRY	5,768,376	BBP	04/09/26	USD	127,995	829
TRY	5,798,333	BBP	04/13/26	USD	127,994	809
TRY	11,501,398	BBP	04/14/26	USD	253,731	1,420
TRY	11,683,651	BBP	04/20/26	USD	255,988	1,156
TRY	9,272,323	BBP	04/21/26	USD	202,927	877
TWD	21,374,474	BOA	04/23/26	USD	670,000	(416)
TWD	4,077,110	BNP	04/13/26	USD	128,000	(366)
TWD	5,371,422	BNP	04/13/26	USD	167,365	787
TWD	4,551,272	BNP	04/16/26	USD	142,499	7
BHFTI-247

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TWD	1,606,100	BNP	04/17/26	USD	50,000	$293
TWD	21,468,028	BNP	04/20/26	USD	669,999	2,378
TWD	17,255,592	BNP	04/27/26	USD	540,000	702
TWD	26,085,711	BNP	04/27/26	USD	816,000	1,393
TWD	4,190,009	JPMC	04/13/26	USD	131,683	(515)
ZAR	29,673,938	BBP	04/20/26	USD	1,813,295	(62,000)
ZAR	74,570,397	JPMC	04/20/26	USD	4,465,713	(64,722)

Contracts to Deliver
AUD	15,303,000	CBNA	04/02/26	USD	10,907,013	348,705
AUD	11,084,000	DBAG	05/04/26	USD	7,600,687	(43,850)
BRL	7,046	BOA	04/02/26	USD	1,350	(10)
BRL	7,139	BOA	06/02/26	USD	1,346	(14)
BRL	2,763,032	BNP	04/02/26	USD	525,000	(8,419)
BRL	982,467	BNP	04/02/26	USD	186,000	(3,671)
BRL	895,900	BNP	04/02/26	USD	170,000	(2,959)
BRL	2,426,825	BNP	04/02/26	USD	468,000	(513)
BRL	4,227,339	BNP	04/02/26	USD	817,000	888
BRL	90,947,499	GSBU	04/02/26	USD	17,146,964	(410,976)
BRL	4,193,741	GSBU	04/02/26	USD	777,959	(31,667)
BRL	9,436,036	GSBU	04/02/26	USD	1,807,878	(13,804)
BRL	679,086	GSBU	04/02/26	USD	130,000	(1,102)
BRL	14,268	GSBU	06/02/26	USD	2,685	(34)
BRL	7,165	GSBU	06/02/26	USD	1,343	(22)
BRL	19,615	GSBU	07/02/26	USD	3,650	(60)
CAD	29,931	BOA	04/02/26	USD	21,488	(29)
CAD	25,908,395	BOA	04/02/26	USD	18,950,453	325,222
CAD	25,923,249	BBP	05/04/26	USD	18,718,769	56,690
CAD	20,843	CBNA	04/02/26	USD	15,240	256
CHF	158,000	BNP	04/02/26	USD	199,490	1,891
CHF	242,000	JPMC	04/02/26	USD	306,625	3,974
CHF	2,467,115	SG	04/02/26	USD	3,195,359	109,923
CHF	1,695,930	SG	05/04/26	USD	2,123,174	(5,308)
CNH	3,272,000	BOA	04/02/26	USD	474,271	(782)
CNH	1,103,000	BNP	04/02/26	USD	160,362	221
CNH	1,139,000	CBNA	04/02/26	USD	165,041	(327)
CNH	2,852,749	DBAG	04/02/26	USD	416,375	2,192
CNH	1,319,423	DBAG	05/07/26	USD	191,250	(787)
CNH	2,139,000	JPMC	04/02/26	USD	309,684	(872)
CNH	1,388,245	JPMC	05/07/26	USD	201,113	(941)
COP	5,024,602,000	CBNA	06/17/26	USD	1,294,000	(51,482)
COP	5,768,073,000	UBSA	06/17/26	USD	1,487,000	(57,568)
DKK	16,981,318	CBNA	04/07/26	USD	2,687,340	60,767
DKK	16,882,813	JPMC	05/04/26	USD	2,604,457	(10,923)
EUR	453,000	BNP	04/02/26	USD	525,014	1,414
EUR	925,000	JPMC	04/02/26	USD	1,070,456	1,294
EUR	5,734,000	JPMC	04/02/26	USD	6,637,689	10,044
EUR	631,000	JPMC	05/04/26	USD	726,517	(3,935)
EUR	47,806,539	SG	04/02/26	USD	56,588,026	1,330,828
EUR	33,942,539	SG	05/04/26	USD	39,230,956	(61,308)
GBP	379,000	BOA	04/02/26	USD	509,527	7,882
GBP	18,777,682	BBP	04/02/26	USD	25,396,496	542,347
GBP	424,000	CBNA	04/02/26	USD	565,396	4,190
GBP	17,519,682	SG	05/05/26	USD	23,116,537	(71,593)
IDR	2,062,578,358	BNP	06/10/26	USD	122,324	1,140
IDR	2,865,080,768	BNP	06/10/26	USD	170,505	2,171
IDR	8,228,715,551	GSBU	06/10/26	USD	488,073	4,605
BHFTI-248

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ILS	2,159,191	BOA	06/10/26	USD	700,888	$12,724
ILS	1,907,221	BOA	06/17/26	USD	611,000	3,047
ILS	2,063,517	BOA	06/17/26	USD	673,499	15,725
ILS	221,484	BBP	06/10/26	USD	71,977	1,387
ILS	4,867,386	BNP	04/06/26	USD	1,576,370	28,049
ILS	1,871,253	BNP	05/05/26	USD	591,448	(4,468)
ILS	1,586,000	BNP	06/10/26	USD	505,988	508
ILS	4,919,624	DBAG	04/06/26	USD	1,586,300	21,362
ILS	4,900,959	DBAG	04/13/26	USD	1,586,289	26,700
ILS	5,268,162	GSBU	04/13/26	USD	1,694,651	18,210
ILS	994,000	JPMC	06/10/26	USD	321,177	4,376
ILS	2,055,231	SG	06/17/26	USD	664,006	8,873
ILS	2,267,878	SG	06/17/26	USD	741,597	18,680
ILS	1,941,865	UBSA	06/10/26	USD	622,213	3,314
ILS	2,185,013	UBSA	06/10/26	USD	712,851	16,457
ILS	2,200,938	UBSA	06/17/26	USD	717,072	15,493
INR	118,455,601	BOA	04/07/26	USD	1,261,508	12,750
INR	170,104,529	BNP	05/06/26	USD	1,800,200	12,331
INR	189,911,975	CBNA	04/07/26	USD	2,014,340	12,290
INR	188,342,504	CBNA	04/07/26	USD	1,997,905	12,400
INR	94,258,527	CBNA	04/07/26	USD	1,007,897	14,225
INR	95,649,911	CBNA	04/07/26	USD	1,028,162	19,822
INR	90,867,043	CBNA	04/07/26	USD	980,227	22,308
INR	123,445,469	CBNA	04/07/26	USD	1,331,810	30,449
INR	121,589,614	CBNA	04/07/26	USD	1,312,921	31,124
INR	221,106,880	DBAG	04/07/26	USD	2,329,992	(915)
INR	26,696,796	DBAG	04/07/26	USD	293,378	11,940
INR	114,709,615	DBAG	04/07/26	USD	1,225,792	16,524
INR	12,721,992	GSBU	04/07/26	USD	139,476	5,361
INR	80,231,397	GSBU	05/06/26	USD	849,200	5,935
INR	187,438,554	JPMC	04/07/26	USD	1,993,603	17,628
JPY	195,369,984	BOA	04/02/26	USD	1,256,429	25,403
JPY	6,616,207,187	BOA	05/07/26	USD	41,593,185	(220,041)
JPY	9,546	CBNA	05/07/26	USD	60	—
JPY	1,147,200,000	JPMC	04/02/26	USD	7,214,529	(13,977)
JPY	4,954,520	JPMC	05/07/26	USD	31,203	(109)
JPY	2,164,658,209	MSIP	04/02/26	USD	13,908,503	268,994
JPY	3,318,055,703	SG	04/02/26	USD	21,324,704	417,639
KRW	378,233,309	BOA	04/15/26	USD	258,458	11,424
KRW	201,670,406	BNP	04/13/26	USD	132,742	1,033
KRW	414,817,181	BNP	04/27/26	USD	276,000	4,983
KRW	29,336,829	JPMC	04/15/26	USD	19,917	756
KRW	270,185,400	JPMC	04/27/26	USD	180,000	3,477
KRW	2,624,481,718	UBSA	04/15/26	USD	1,781,366	67,249
MXN	4,897,000	BOA	06/17/26	USD	272,101	555
MXN	4,790,000	BOA	06/17/26	USD	267,039	1,427
MXN	4,814,000	BOA	06/17/26	USD	268,555	1,612
MXN	7,169,000	BOA	06/17/26	USD	401,146	3,615
MXN	3,954,933	JPMC	06/17/26	USD	220,447	1,140
MXN	5,944,067	JPMC	06/17/26	USD	331,155	1,548
MXN	8,771,000	JPMC	06/17/26	USD	489,112	2,747
NOK	2,245,000	BOA	04/07/26	USD	232,003	151
NOK	2,139,126	BBP	04/07/26	USD	223,431	2,513
NOK	2,545,000	JPMC	04/07/26	USD	261,044	(1,791)
NOK	6,896,490	MSIP	05/04/26	USD	707,870	(4,286)
NZD	5,243,000	CBNA	04/02/26	USD	3,100,211	87,321
NZD	12,985,586	SG	04/02/26	USD	7,793,546	331,380
BHFTI-249

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
NZD	16,478,586	UBSA	05/04/26	USD	9,417,841	$(61,513)
PLN	1,770,000	BOA	04/15/26	USD	474,578	(2,219)
PLN	882,000	BOA	04/15/26	USD	238,874	1,284
PLN	1,701,000	BOA	04/15/26	USD	460,204	1,994
PLN	2,553,000	BOA	04/15/26	USD	693,618	5,898
PLN	1,002,026	BNP	04/15/26	USD	269,237	(686)
PLN	566,000	BNP	04/15/26	USD	159,924	7,457
PLN	336,000	JPMC	04/15/26	USD	90,285	(226)
PLN	1,742,000	JPMC	04/15/26	USD	470,226	971
PLN	1,860,000	JPMC	04/15/26	USD	520,013	18,972
SEK	1,130,000	BNP	04/02/26	USD	120,521	1,154
SEK	2,630,000	JPMC	04/02/26	USD	279,808	1,991
SEK	3,365,000	JPMC	04/02/26	USD	358,579	3,120
SEK	2,610,000	JPMC	04/02/26	USD	280,471	4,766
SEK	509,110	SG	04/02/26	USD	53,282	(497)
SGD	9,389	BOA	04/02/26	USD	7,431	129
SGD	15,429	BOA	04/02/26	USD	12,220	219
SGD	39,822	BNP	05/04/26	USD	31,004	(40)
SGD	29,022	BNP	05/04/26	USD	22,739	114
SGD	22,241,679	DBAG	05/04/26	USD	17,450,750	111,758
SGD	22,387,181	JPMC	04/02/26	USD	17,764,206	351,761
SGD	51,320	JPMC	05/04/26	USD	39,872	(135)
THB	5,467,070	BNP	04/16/26	USD	169,696	3,750
THB	11,184,574	BNP	04/16/26	USD	346,701	7,208
THB	16,465,776	BNP	04/16/26	USD	511,104	11,307
THB	11,234,353	BNP	04/16/26	USD	352,395	11,391
THB	17,955,943	BNP	04/16/26	USD	563,606	18,577
THB	11,015,650	BNP	04/17/26	USD	340,000	5,609
THB	13,791,140	BNP	04/20/26	USD	420,000	1,257
THB	10,249,602	BNP	04/20/26	USD	313,491	2,281
THB	9,977,056	BNP	04/20/26	USD	308,689	5,754
THB	13,824,570	BNP	04/23/26	USD	420,000	144
THB	35,633	CBNA	04/20/26	USD	1,145	63
THB	25,853,421	CBNA	04/20/26	USD	823,095	38,103
THB	11,025,539	DBAG	06/17/26	USD	338,270	1,895
THB	21,880,136	DBAG	06/17/26	USD	671,281	3,746
THB	10,678,615	GSBU	04/20/26	USD	340,059	15,823
THB	3,651,803	GSBU	06/17/26	USD	111,383	(29)
THB	21,547,639	GSBU	06/17/26	USD	657,903	512
TRY	11,448,089	BBP	04/02/26	USD	253,731	(3,874)
TRY	5,952,860	BBP	04/03/26	USD	131,297	(2,510)
TRY	5,850,523	BBP	04/09/26	USD	127,995	(2,663)
TRY	5,881,836	BBP	04/13/26	USD	127,994	(2,664)
TRY	11,578,760	BBP	04/14/26	USD	253,731	(3,136)
TRY	11,604,134	BBP	04/16/26	USD	253,731	(3,017)
TRY	4,430,985	BBP	04/17/26	USD	95,995	(1,913)
TRY	11,859,668	BBP	04/20/26	USD	255,988	(5,030)
TRY	9,369,951	BBP	04/21/26	USD	202,927	(3,023)
TRY	4,467,688	BBP	04/22/26	USD	96,038	(2,032)
TRY	2,980,156	BBP	04/24/26	USD	63,897	(1,349)
TRY	11,802,044	BBP	04/28/26	USD	253,731	(3,307)
TRY	3,002,773	BBP	04/29/26	USD	64,025	(1,288)
TRY	12,681,851	BBP	04/30/26	USD	272,119	(3,361)
TRY	4,508,603	BBP	04/30/26	USD	95,989	(1,949)
TRY	14,231,998	BBP	05/04/26	USD	304,532	(3,021)
TRY	9,467,728	BBP	05/05/26	USD	203,022	(1,361)
TRY	11,799,108	BBP	05/06/26	USD	253,777	(667)
BHFTI-250

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TWD	57,561,243	BNP	05/04/26	USD	1,788,000	$(16,541)
TWD	5,293,122	CBNA	04/13/26	USD	166,001	301
ZAR	8,821,282	BOA	04/20/26	USD	517,631	(2,983)
ZAR	8,264,000	BOA	04/20/26	USD	486,370	(1,354)
ZAR	13,349,000	BOA	04/20/26	USD	788,179	348
ZAR	15,782,000	CBNA	04/20/26	USD	931,889	467
Net Unrealized Appreciation						$2,516,863
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/26	246	AUD	26,507,430	$(113,424)
Euro-BTP Futures	06/08/26	408	EUR	47,442,240	(1,666,910)
Euro-Bund Futures	06/08/26	5	EUR	626,950	(5,031)
Euro-Buxl 30 Year Bond Futures	06/08/26	43	EUR	4,741,180	(65,446)
Euro-Schatz Futures	06/08/26	687	EUR	72,650,250	(316,397)
U.S. Treasury Note Ultra 10 Year Futures	06/18/26	822	USD	93,309,844	(2,097,340)
U.S. Treasury Ultra Long Bond Futures	06/18/26	947	USD	110,384,687	(2,819,958)

Futures Contracts—Short
Euro-Bobl Futures	06/08/26	(216)	EUR	(24,932,880)	206,593
Euro-OAT Futures	06/08/26	(420)	EUR	(49,849,800)	1,831,048
Japanese Government 10 Year Bond Futures	06/15/26	(34)	JPY	(4,430,540,000)	250,332
U.S. Treasury Long Bond Futures	06/18/26	(1,460)	USD	(166,257,500)	5,289,753
U.S. Treasury Note 2 Year Futures	06/30/26	(1,181)	USD	(244,992,913)	1,750,890
U.S. Treasury Note 5 Year Futures	06/30/26	(81)	USD	(8,762,555)	127,097
U.S. Treasury Note 10 Year Futures	06/18/26	(272)	USD	(30,204,750)	63,844
Net Unrealized Appreciation					$2,435,051
Written Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2 Yr. IRS	2.350%	6M EURIBOR	Receive	01/07/27	GSBU	(20,500,000)	EUR	(20,500,000)	$(186,050)	$(54,195)	$131,855
Call - OTC - 2 Yr. IRS	2.440%	6M EURIBOR	Receive	01/25/27	BBP	(5,400,000)	EUR	(5,400,000)	(48,033)	(17,144)	30,889
Call - OTC - 2 Yr. IRS	2.500%	6M EURIBOR	Receive	01/14/27	GSBU	(33,900,000)	EUR	(33,900,000)	(310,821)	(124,503)	186,318
Put - OTC - 2 Yr. IRS	2.350%	6M EURIBOR	Pay	01/07/27	GSBU	(20,500,000)	EUR	(20,500,000)	(186,049)	(304,564)	(118,515)
Put - OTC - 2 Yr. IRS	2.440%	6M EURIBOR	Pay	01/25/27	BBP	(5,400,000)	EUR	(5,400,000)	(48,032)	(72,336)	(24,304)
Put - OTC - 2 Yr. IRS	2.500%	6M EURIBOR	Pay	01/14/27	GSBU	(33,900,000)	EUR	(33,900,000)	(310,822)	(426,953)	(116,131)
Totals									$(1,089,807)	$(999,695)	$90,112

Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	0.850%	CDX.NA.IG.45.V1	Sell	05/20/26	GSI	(4,800,000)	USD	(4,800,000)	$(5,640)	$(3,901)	$1,739
BHFTI-251

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Written Options — (Continued)

Inflation Capped Options	Initial Index	Exercise Index	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPALEMU Index	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	GSBU	(8,700,000)	EUR	(8,700,000)	$(382,245)	$(88,257)	$293,988
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	$(4,471,567)	$(17,107)	$(4,454,460)
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	(1,407,666)	—	(1,407,666)
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	(3,348,111)	3,600	(3,351,711)
Pay	12M CPURNSA	Maturity	2.335%	Maturity	02/05/28	USD	13,090,000	(1,589,513)	28,401	(1,617,914)
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	(743,616)	(1,137)	(742,479)
Pay	12M CPURNSA	Maturity	3.300%	Maturity	06/04/26	USD	7,300,000	16,311	—	16,311
Pay	12M CPURNSA	Maturity	3.323%	Maturity	04/23/26	USD	6,200,000	56,675	—	56,675
Pay	12M CPURNSA	Maturity	3.434%	Maturity	08/27/26	USD	14,900,000	(47,841)	—	(47,841)
Pay	12M CPURNSA	Maturity	3.435%	Maturity	08/01/26	USD	14,900,000	(70,621)	—	(70,621)
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	(97,781)	—	(97,781)
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	(12,599)	2,830	(15,429)
Pay	12M HICP	Maturity	1.380%	Maturity	03/15/31	EUR	7,040,000	(1,673,233)	(65,196)	(1,608,037)
Pay	12M HICP	Maturity	2.421%	Maturity	05/15/52	EUR	650,000	(16,448)	—	(16,448)
Pay	12M HICP	Maturity	2.488%	Maturity	05/15/37	EUR	60,000	(1,410)	121	(1,531)
Pay	12M HICP	Maturity	2.550%	Maturity	04/15/52	EUR	400,000	4,012	513	3,499
Pay	12M HICP	Maturity	2.580%	Maturity	03/15/52	EUR	1,000,000	10,398	717	9,681
Pay	12M HICP	Maturity	2.590%	Maturity	03/15/52	EUR	1,400,000	19,173	(36,516)	55,689
Pay	12M HICP	Maturity	2.590%	Maturity	12/15/52	EUR	2,300,000	175,287	—	175,287
Pay	12M HICP	Maturity	2.682%	Maturity	10/15/53	EUR	1,100,000	128,317	—	128,317
Pay	12M HICP	Maturity	2.700%	Maturity	04/15/53	EUR	3,100,000	374,518	20,720	353,798
Pay	12M HICP	Maturity	2.736%	Maturity	10/15/53	EUR	1,600,000	214,941	14,422	200,519
Pay	12M HICP	Maturity	2.763%	Maturity	09/15/53	EUR	800,000	114,823	5,914	108,909
Pay	12M SONIA	Annually	3.500%	Annually	03/18/28	GBP	28,400,000	(539,928)	(594,107)	54,179
Pay	12M SONIA	Annually	3.500%	Annually	03/18/31	GBP	46,020,000	(1,932,955)	(969,169)	(963,786)
Pay	12M UKRPI	Maturity	3.466%	Maturity	09/15/34	GBP	3,000,000	(47,230)	—	(47,230)
Pay	12M UKRPI	Maturity	3.500%	Maturity	08/15/34	GBP	7,200,000	(78,957)	40,810	(119,767)
Pay	3M SOFR	Semi-Annually	2.340%	Semi-Annually	11/21/28	USD	65,930,000	(2,523,591)	—	(2,523,591)
Pay	6M EURIBOR	Annually	2.750%	Annually	09/16/36	EUR	86,840,000	(3,080,281)	(1,371,351)	(1,708,930)
Pay	6M EURIBOR	Annually	2.879%	Annually	08/15/32	EUR	21,800,000	(42,813)	—	(42,813)
Receive	12M CPURNSA	Maturity	1.798%	Maturity	08/25/27	USD	9,300,000	1,700,063	—	1,700,063
Receive	12M CPURNSA	Maturity	1.890%	Maturity	08/27/27	USD	12,300,000	2,160,130	—	2,160,130
Receive	12M CPURNSA	Maturity	2.311%	Maturity	02/24/31	USD	21,200,000	2,719,807	9,782	2,710,025
Receive	12M CPURNSA	Maturity	2.573%	Maturity	08/26/28	USD	1,900,000	163,532	—	163,532
Receive	12M CPURNSA	Maturity	2.645%	Maturity	09/10/28	USD	2,400,000	186,194	—	186,194
Receive	12M CPURNSA	Maturity	2.703%	Maturity	05/25/26	USD	7,090,000	711,769	—	711,769
Receive	12M CPURNSA	Maturity	2.768%	Maturity	05/13/26	USD	11,300,000	1,089,003	—	1,089,003
Receive	12M CPURNSA	Maturity	2.813%	Maturity	05/14/26	USD	4,600,000	431,856	—	431,856
Receive	12M HICP	Maturity	1.636%	Maturity	06/15/27	EUR	18,000,000	403,200	—	403,200
Receive	12M HICP	Maturity	2.000%	Maturity	02/15/27	EUR	4,000,000	63,589	13,538	50,051
Receive	12M HICP	Maturity	2.034%	Maturity	09/15/34	EUR	6,700,000	104,556	(19,088)	123,644
Receive	12M HICP	Maturity	2.049%	Maturity	08/15/34	EUR	9,900,000	135,856	(3,757)	139,613
Receive	12M HICP	Maturity	3.000%	Maturity	05/15/27	EUR	2,000,000	80,334	1,000	79,334
Receive	12M HICP	Maturity	3.130%	Maturity	05/15/27	EUR	1,400,000	44,695	—	44,695
Receive	12M SOFR	Annually	2.865%	Annually	02/13/54	USD	25,800,000	5,411,188	474,526	4,936,662
Receive	12M SOFR	Annually	3.250%	Annually	06/18/34	USD	4,750,000	174,634	192,917	(18,283)
Receive	12M SOFR	Annually	3.325%	Annually	08/31/30	USD	4,280,700	42,779	(22,001)	64,780
Receive	12M SOFR	Annually	3.325%	Annually	08/31/30	USD	63,250,000	617,889	242,897	374,992
BHFTI-252

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	3.337%	Annually	08/31/30	USD	2,200,000	$20,508	$—	$20,508
Receive	12M SOFR	Annually	3.407%	Annually	08/31/30	USD	300,000	1,995	—	1,995
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	9,700,000	1,028,778	243,099	785,679
Receive	12M SOFR	Annually	3.640%	Annually	08/15/35	USD	400,000	5,675	799	4,876
Receive	12M SOFR	Annually	3.700%	Annually	08/15/35	USD	400,000	3,781	(352)	4,133
Receive	12M SOFR	Annually	3.715%	Annually	08/15/35	USD	756,000	6,252	1,895	4,357
Receive	12M SOFR	Annually	3.750%	Annually	05/15/32	USD	29,367,000	(133,650)	(26,715)	(106,935)
Receive	12M SOFR	Annually	3.758%	Annually	08/15/35	USD	8,500,000	41,167	—	41,167
Receive	12M SOFR	Annually	3.768%	Annually	08/15/35	USD	10,500,000	42,618	—	42,618
Receive	12M SOFR	Annually	3.777%	Annually	08/15/35	USD	11,500,000	38,655	—	38,655
Receive	12M SOFR	Annually	3.801%	Annually	08/15/35	USD	7,500,000	11,125	(1,202)	12,327
Receive	12M SOFR	Annually	3.998%	Annually	11/15/53	USD	200,000	4,453	—	4,453
Receive	12M SOFR	Annually	4.010%	Annually	11/15/53	USD	15,300,000	300,160	213,731	86,429
Receive	12M SOFR	Annually	4.015%	Annually	11/15/53	USD	500,000	9,724	—	9,724
Receive	12M SOFR	Annually	4.075%	Annually	11/15/53	USD	13,891,100	123,247	103,238	20,009
Receive	12M TONA	Annually	0.500%	Annually	12/15/31	JPY	1,469,000,000	654,990	582,493	72,497
Receive	12M TONA	Annually	0.550%	Annually	09/14/28	JPY	1,420,000,000	193,439	164,799	28,640
Receive	12M UKRPI	Maturity	3.365%	Maturity	09/15/27	GBP	10,300,000	207,918	5,061	202,857
Receive	3M SOFR	Semi-Annually	2.237%	Semi-Annually	11/21/53	USD	13,560,000	4,858,977	—	4,858,977
Receive	6M EURIBOR	Annually	0.190%	Annually	11/04/52	EUR	6,700,000	4,132,176	—	4,132,176
Receive	6M EURIBOR	Annually	0.195%	Annually	11/04/52	EUR	7,000,000	4,309,895	—	4,309,895
Receive	6M EURIBOR	Annually	0.197%	Annually	11/08/52	EUR	12,200,000	7,507,321	—	7,507,321
Receive	6M EURIBOR	Annually	1.830%	Annually	09/17/27	EUR	18,700,000	286,739	—	286,739
Receive	6M EURIBOR	Annually	3.000%	Annually	09/16/56	EUR	24,810,000	588,843	409,223	179,620
Receive	6M EURIBOR	Annually	3.050%	Annually	01/13/56	EUR	9,140,000	99,234	392,496	(293,262)
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	57,921	51,861	6,060
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	70,893	64,540	6,353
Totals								$20,102,202	$158,245	$19,943,957
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3.780%	Maturity	04/20/26	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	30,000,000	$(332,628)	$—	$(332,628)
Pay	3.780%	Maturity	04/20/26	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	40,000,000	8,150	—	8,150
Pay	3.780%	Maturity	04/20/26	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	50,000,000	(461,397)	—	(461,397)
Pay	3.780%	Maturity	04/20/26	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	20,000,000	94,172	—	94,172
Pay	3.780%	Maturity	04/20/26	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	60,000,000	120,148	—	120,148
Totals								$(571,555)	$—	$(571,555)
BHFTI-253

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,323,537,933	$—	$1,323,537,933
Total Agency Sponsored Mortgage-Backed Securities*	—	276,438,563	—	276,438,563
Total Asset-Backed Securities*	—	89,116,387	—	89,116,387
Total Foreign Government*	—	83,405,745	—	83,405,745
Total Non-Agency Mortgage-Backed Securities*	—	19,354,240	—	19,354,240
Total Corporate Bonds & Notes*	—	12,532,038	—	12,532,038
Total Convertible Preferred Stocks*	1,039,500	—	—	1,039,500
Total Short-Term Investments*	—	880,971,282	—	880,971,282
Total Investments	$1,039,500	$2,685,356,188	$—	$2,686,395,688
Reverse Repurchase Agreements (Liability)	$—	$(233,687,500)	$—	$(233,687,500)
Secured Borrowings (Liability)	$—	$(1,015,171,918)	$—	$(1,015,171,918)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,205,932	$—	$6,205,932
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,689,069)	—	(3,689,069)
Total Forward Contracts	$—	$2,516,863	$—	$2,516,863
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,519,557	$—	$—	$9,519,557
Futures Contracts (Unrealized Depreciation)	(7,084,506)	—	—	(7,084,506)
Total Futures Contracts	$2,435,051	$—	$—	$2,435,051
Total Written Options at Value*	$—	$(1,091,853)	$—	$(1,091,853)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$39,200,472	$—	$39,200,472
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(19,256,515)	—	(19,256,515)
Total Centrally Cleared Swap Contracts	$—	$19,943,957	$—	$19,943,957
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$222,470	$—	$222,470
OTC Swap Contracts at Value (Liabilities)	—	(794,025)	—	(794,025)
Total OTC Swap Contracts	$—	$(571,555)	$—	$(571,555)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-254

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—45.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 2.3%
Federal Home Loan Mortgage Corp. REMICS
3.500%, 01/15/42	6,573,450	$6,172,877
3.977%, SOFR30A + 0.304%, 10/15/43 (a)	2,922,499	2,850,553
4.037%, SOFR30A + 0.364%, 07/15/34 (a)	1,348	1,345
4.962%, SOFR30A + 1.300%, 05/25/54 (a)	4,046,885	4,060,920
Federal Home Loan Mortgage Corp. Structured Pass- Through Certificates
5.059%, 12M MTA + 1.200%, 10/25/44 (a)	212,308	196,151
5.059%, 12M MTA + 1.200%, 02/25/45 (a)	19,469	19,014
5.259%, 12M MTA + 1.400%, 07/25/44 (a)	1,017,709	993,274
Federal National Mortgage Association REMICS
4.156%, SOFR30A + 0.494%, 11/25/42 (a)	992,131	986,845
4.186%, SOFR30A + 0.514%, 09/18/31 (a)	2,010	2,009
4.676%, SOFR30A + 1.014%, 04/25/32 (a)	1,414	1,418
6.125%, 05/25/35 (a)	104,791	106,721
Government National Mortgage Association REMICS
4.123%, 1M TSFR + 0.454%, 12/20/62 (a)	16,334	16,298
4.173%, SOFR30A + 0.500%, 01/20/72 (a)	3,841,256	3,817,070
4.383%, 1M TSFR + 0.714%, 08/20/65 (a)	531,334	531,473
4.383%, 1M TSFR + 0.714%, 10/20/65 (a)	700,719	701,596
4.433%, 1M TSFR + 0.764%, 06/20/66 (a)	166,585	166,905
4.473%, SOFR30A + 0.800%, 01/20/73 (a)	6,976,381	7,027,789
4.553%, SOFR30A + 0.880%, 03/20/73 (a)	7,448,985	7,503,034
4.573%, SOFR30A + 0.900%, 01/20/73 (a)	12,079,320	12,192,438
4.573%, SOFR30A + 0.900%, 12/20/73 (a)	15,248,607	15,456,992
4.633%, 1M TSFR + 0.964%, 09/20/66 (a)	1,369,294	1,374,972
4.693%, SOFR30A + 1.020%, 12/20/72 (a)	4,839,860	4,921,826
4.783%, 1M TSFR + 1.114%, 12/20/65 (a)	3,533,818	3,553,515
4.783%, 1M TSFR + 1.114%, 01/20/67 (a)	1,740,222	1,751,127
5.577%, 12M TSFR + 1.515%, 09/20/67 (a)	2,462,988	2,498,807
6.920%, 09/20/66 (a)	1,457,938	1,488,926
		78,393,895
Agency Mortgage-Backed Securities — 42.7%
Federal Home Loan Mortgage Corp.
2.500%, 12/01/32	4,355,199	4,209,327
3.500%, 12/01/26	860	858
3.500%, 05/01/32	46,376	45,653
3.500%, 07/01/33	115,040	113,006
3.500%, 08/01/33	3,566	3,502
3.500%, 09/01/33	149,100	146,400
3.500%, 11/01/33	315,558	309,809
3.500%, 01/01/34	33,338	32,716
3.500%, 02/01/34	56,229	55,169
3.500%, 04/01/34	587,728	575,790
3.500%, 05/01/34	230,375	225,916
3.500%, 10/01/34	51,650	50,522
3.500%, 11/01/34	21,283	20,810
3.500%, 03/01/35	88,068	85,242
4.000%, 06/01/30	7,544	7,500
4.000%, 09/01/30	48,907	48,598
4.000%, 10/01/30	2,562	2,546
4.000%, 11/01/33	2,194	2,190
4.000%, 12/01/40	121,656	117,761
4.000%, 10/01/52	2,146,753	2,026,618
4.500%, 04/01/34	3,945	3,941
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.500%, 06/01/35	12,378	$12,268
4.500%, 04/01/41	11,383	11,279
5.000%, 10/01/52	260,770	260,230
5.000%, 05/01/53	5,415,440	5,363,003
5.000%, 06/01/53	6,324,851	6,334,100
5.000%, 09/01/53	681,398	679,209
5.000%, 08/01/54	265,636	262,214
5.500%, 01/01/33	245	253
5.500%, 05/01/33	376	378
5.500%, 08/01/33	361	367
5.500%, 10/01/33	1,004	1,010
5.500%, 01/01/34	447	449
5.500%, 09/01/34	7,094	7,138
5.500%, 01/01/35	6,486	6,644
5.500%, 07/01/35	359	367
5.500%, 10/01/35	7,119	7,286
5.500%, 11/01/35	16,900	17,383
5.500%, 12/01/35	9,211	9,517
5.500%, 01/01/36	9,067	9,368
5.500%, 04/01/36	4,541	4,662
5.500%, 06/01/36	337,581	348,309
5.500%, 07/01/36	7,158	7,395
5.500%, 08/01/36	10,207	10,342
5.500%, 10/01/36	1,310	1,326
5.500%, 12/01/36	50,896	52,586
5.500%, 02/01/37	5,409	5,556
5.500%, 03/01/37	3,624	3,745
5.500%, 04/01/37	20,633	21,052
5.500%, 06/01/37	22,384	22,905
5.500%, 07/01/37	42,589	44,004
5.500%, 08/01/37	16,198	16,736
5.500%, 09/01/37	2,887	2,982
5.500%, 10/01/37	2,223	2,296
5.500%, 11/01/37	52,607	54,354
5.500%, 12/01/37	3,849	3,947
5.500%, 01/01/38	18,322	18,903
5.500%, 02/01/38	45,905	47,363
5.500%, 03/01/38	22,617	23,205
5.500%, 04/01/38	34,222	35,282
5.500%, 05/01/38	28,775	29,543
5.500%, 06/01/38	75,904	78,103
5.500%, 07/01/38	92,359	95,266
5.500%, 08/01/38	236,587	244,304
5.500%, 09/01/38	62,913	64,741
5.500%, 10/01/38	1,926,610	1,982,400
5.500%, 11/01/38	656,241	675,926
5.500%, 12/01/38	4,384	4,475
5.500%, 01/01/39	158,687	163,762
5.500%, 02/01/39	42,157	43,128
5.500%, 03/01/39	17,071	17,596
5.500%, 06/01/39	599,024	616,585
5.500%, 09/01/39	8,337	8,550
5.500%, 02/01/40	17,908	18,427
5.500%, 03/01/40	2,996	3,083
5.500%, 05/01/40	615	633
BHFTI-255

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
5.500%, 08/01/40	20,081	$20,617
5.500%, 02/01/54	27,445	27,610
5.500%, 03/01/54	1,748,922	1,758,635
5.733%, 1Y H15 + 2.108%, 02/01/35 (a)	11,496	11,904
5.804%, 1Y RFUCCT + 1.625%, 02/01/35 (a)	7,952	8,182
5.824%, 1Y RFUCCT + 1.621%, 02/01/35 (a)	2,453	2,506
5.875%, 1Y H15 + 2.250%, 11/01/31 (a)	1,964	1,996
5.875%, 1Y H15 + 2.250%, 02/01/35 (a)	8,048	8,367
5.880%, 1Y H15 + 2.250%, 01/01/35 (a)	20,006	20,789
5.893%, 1Y H15 + 2.250%, 11/01/34 (a)	9,967	10,279
5.927%, 1Y RFUCCT + 1.677%, 01/01/35 (a)	4,010	4,089
5.928%, 1Y RFUCCT + 1.678%, 02/01/35 (a)	4,556	4,647
6.000%, 10/01/53	7,436,168	7,618,331
6.000%, 11/01/53	739,813	756,447
6.000%, 12/01/53	12,555,491	12,832,305
6.000%, 01/01/54	1,997,903	2,040,567
6.000%, 02/01/54	2,528,815	2,581,512
6.000%, 07/01/54	14,699,757	14,992,158
6.000%, 08/01/54	2,588,290	2,639,319
6.090%, 1Y RFUCCT + 1.345%, 09/01/35 (a)	30,440	31,191
6.106%, 1Y H15 + 2.107%, 10/01/34 (a)	6,408	6,585
6.145%, 1Y H15 + 2.250%, 08/01/35 (a)	40,870	42,484
6.151%, 1Y RFUCCT + 1.901%, 02/01/35 (a)	4,854	5,005
6.275%, 1Y RFUCCT + 1.900%, 11/01/34 (a)	1,719	1,757
6.277%, 1Y H15 + 2.182%, 09/01/35 (a)	26,526	27,223
6.289%, 1Y H15 + 2.250%, 06/01/35 (a)	88,506	91,934
6.455%, 1Y RFUCCT + 1.892%, 11/01/34 (a)	5,907	6,076
6.520%, 1Y H15 + 2.436%, 01/01/29 (a)	6,668	6,690
6.650%, 1Y RFUCCT + 1.900%, 11/01/34 (a)	2,020	2,073
6.711%, 1Y RFUCCT + 1.961%, 08/01/32 (a)	20,934	21,401
Federal National Mortgage Association
3.000%, 09/01/28	28,171	27,746
3.000%, 06/01/30	1,790,834	1,756,810
3.000%, 08/01/49	1,703,542	1,500,173
3.500%, 10/01/26	2,631	2,620
3.500%, 12/01/26	9,576	9,531
3.500%, 12/01/28	70,863	70,015
3.500%, 03/01/29	49,983	49,572
3.500%, 07/01/29	10,615	10,497
3.500%, 12/01/31	13,013	12,871
3.500%, 05/01/32	98,009	96,505
3.500%, 06/01/32	159,890	157,406
3.500%, 05/01/33	92,046	90,235
3.500%, 06/01/33	115,721	113,674
3.500%, 08/01/33	71,908	70,615
3.500%, 09/01/33	349,080	341,000
3.500%, 10/01/33	177,410	173,433
3.500%, 05/01/34	3,098,310	3,037,902
3.500%, 07/01/34	155,717	152,013
3.500%, 09/01/34	372,020	364,135
3.500%, 02/01/35	21,947	21,449
3.500%, 03/01/35	46,433	45,568
3.500%, 05/01/35	1,408,599	1,378,537
3.500%, 04/01/40	141,769	135,215
3.500%, 05/01/40	3,018,080	2,877,149
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.000%, 06/01/26	277	$276
4.000%, 04/01/29	3,955	3,935
4.000%, 05/01/29	11,574	11,515
4.000%, 03/01/30	8,101	8,067
4.000%, 05/01/30	14,905	14,805
4.000%, 08/01/30	12,494	12,409
4.000%, 09/01/30	12,319	12,193
4.000%, 10/01/30	379	376
4.000%, 11/01/30	43,662	43,331
4.000%, 12/01/30	6,649	6,597
4.000%, 06/01/31	889	881
4.000%, 09/01/31	24,446	24,244
4.000%, 11/01/33	20,505	20,391
4.000%, 05/01/34	33,112	32,207
4.000%, 05/01/35	14,525	14,203
4.000%, 01/01/41	19,958	19,275
4.000%, 12/01/43	133,612	128,958
4.000%, 06/01/52	363,534	347,331
4.000%, 10/01/52	1,304,998	1,249,356
4.300%, 11/01/29	1,300,000	1,300,101
4.500%, 04/01/26	9	9
4.500%, 01/01/27	7	7
4.500%, 04/01/31	4,224	4,233
4.500%, 04/01/39	9,093	8,999
4.500%, 05/01/39	16,872	16,697
4.500%, 12/01/39	2,765	2,736
4.500%, 05/01/40	6,381	6,315
4.500%, 09/01/40	7,317	7,241
4.500%, 12/01/40	27,459	27,155
4.500%, 07/01/41	5,420	5,302
4.500%, 09/01/41	138,772	136,085
4.500%, 03/01/42	17,866	17,620
4.500%, 07/01/42	83,471	81,598
4.500%, 05/01/53	4,539,407	4,410,979
4.714%, ECOFC + 1.934%, 12/01/36 (a)	6,237	6,315
5.000%, 04/01/33	4,900	4,884
5.000%, 07/01/33	19,561	19,580
5.000%, 08/01/33	391	391
5.000%, 09/01/33	349	353
5.000%, 10/01/33	3,858	3,898
5.000%, 11/01/33	105	106
5.000%, 01/01/34	8,075	8,202
5.000%, 04/01/34	24,691	24,903
5.000%, 06/01/34	443	448
5.000%, 12/01/34	10,079	10,117
5.000%, 01/01/35	6,516	6,545
5.000%, 04/01/35	11	11
5.000%, 07/01/35	13,156	13,238
5.000%, 01/01/38	30,359	30,733
5.000%, 04/01/39	5,414	5,472
5.000%, 10/01/39	647	649
5.000%, 11/01/39	4,491	4,538
5.000%, 06/01/40	9,005	9,058
5.000%, 11/01/42	31,728	31,914
5.000%, 04/01/53	44,229,794	43,831,308
BHFTI-256

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.000%, 06/01/53	730,813	$727,903
5.000%, 07/01/53	8,250,056	8,212,269
5.114%, 12M MTA + 1.200%, 08/01/41 (a)	26,700	26,708
5.114%, 12M MTA + 1.200%, 07/01/42 (a)	45,156	44,910
5.114%, 12M MTA + 1.200%, 08/01/42 (a)	69,659	69,856
5.114%, 12M MTA + 1.200%, 10/01/44 (a)	61,649	61,829
5.164%, 12M MTA + 1.250%, 09/01/41 (a)	139,680	140,392
5.373%, 6M RFUCCT + 1.373%, 09/01/35 (a)	68,048	68,894
5.500%, 06/01/33	10,216	10,312
5.500%, 07/01/33	2,379	2,429
5.500%, 09/01/33	51,780	52,041
5.500%, 11/01/33	70,784	71,140
5.500%, 12/01/33	328	330
5.500%, 04/01/34	426	435
5.500%, 07/01/34	2,237	2,248
5.500%, 08/01/34	64,649	64,975
5.500%, 09/01/34	908	927
5.500%, 11/01/34	67,043	68,423
5.500%, 12/01/34	158,280	161,854
5.500%, 01/01/35	59,422	60,675
5.500%, 02/01/35	76,141	77,782
5.500%, 03/01/35	158,403	163,288
5.500%, 04/01/35	9,177	9,270
5.500%, 05/01/35	27,572	28,436
5.500%, 06/01/35	41,916	43,163
5.500%, 08/01/35	35,900	37,015
5.500%, 09/01/35	436,596	450,327
5.500%, 10/01/35	47,498	49,009
5.500%, 12/01/35	238,968	245,983
5.500%, 01/01/36	58,582	60,452
5.500%, 03/01/36	49,349	50,926
5.500%, 05/01/36	404	417
5.500%, 07/01/36	212,739	217,313
5.500%, 09/01/36	25,359	25,889
5.500%, 11/01/36	15,218	15,711
5.500%, 12/01/36	1,036	1,055
5.500%, 02/01/37	276	284
5.500%, 05/01/37	6,678	6,846
5.500%, 08/01/37	197,879	204,198
5.500%, 01/01/38	1,763	1,814
5.500%, 02/01/38	62,937	64,905
5.500%, 03/01/38	303,251	311,976
5.500%, 05/01/38	439,392	452,520
5.500%, 06/01/38	16,654	17,122
5.500%, 09/01/38	12,726	12,851
5.500%, 10/01/38	134,257	138,546
5.500%, 11/01/38	37,736	38,848
5.500%, 01/01/39	11,841	12,186
5.500%, 07/01/39	5,018	5,105
5.500%, 11/01/39	489,801	503,373
5.500%, 02/01/40	113,443	116,589
5.500%, 06/01/40	42,741	43,140
5.500%, 09/01/40	69,100	71,332
5.500%, 07/01/41	837,603	860,809
5.500%, 02/01/49	40,056	40,959
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.500%, 07/01/53	816,615	$823,021
5.500%, 08/01/53	2,584,583	2,606,336
5.500%, 09/01/53	384,731	387,853
5.500%, 10/01/53	409,424	412,609
5.500%, 02/01/54	1,865,062	1,879,267
5.510%, ECOFC + 1.751%, 09/01/34 (a)	1,461	1,448
5.525%, 1Y H15 + 1.900%, 02/01/31 (a)	58,744	59,325
5.561%, 1Y RFUCCT + 1.261%, 12/01/34 (a)	206,956	210,387
5.647%, 12M MTA + 1.706%, 11/01/35 (a)	38,449	39,050
5.710%, 1Y RFUCCT + 1.335%, 12/01/34 (a)	48,417	49,112
5.711%, 6M RFUCCT + 1.412%, 06/01/33 (a)	3,692	3,746
5.730%, 6M RFUCCT + 1.605%, 08/01/36 (a)	12,226	12,474
5.788%, 6M RFUCCT + 1.538%, 01/01/36 (a)	4,179	4,253
5.803%, 1Y RFUCCT + 1.537%, 01/01/35 (a)	10,421	10,731
5.835%, 1Y H15 + 2.191%, 02/01/35 (a)	11,151	11,596
5.842%, 1Y H15 + 2.012%, 07/01/33 (a)	1,372	1,396
5.850%, 1Y RFUCCT + 1.350%, 11/01/34 (a)	1,496	1,518
5.853%, 1Y RFUCCT + 1.553%, 01/01/35 (a)	5,204	5,355
5.868%, 6M RFUCCT + 1.520%, 01/01/35 (a)	18,512	19,201
5.870%, 1Y RFUCCT + 1.620%, 02/01/35 (a)	3,340	3,447
5.925%, 1Y RFUCCT + 1.607%, 12/01/34 (a)	3,556	3,634
5.927%, 1Y RFUCCT + 1.630%, 01/01/35 (a)	3,539	3,618
5.998%, 1Y RFUCCT + 1.618%, 03/01/33 (a)	1,020	1,037
6.000%, 12/01/28	3,349	3,421
6.000%, 01/01/29	957	975
6.000%, 02/01/29	6	6
6.000%, 04/01/29	257	262
6.000%, 06/01/29	345	352
6.000%, 11/01/32	24,758	25,244
6.000%, 12/01/32	16,739	17,075
6.000%, 03/01/33	3,010	3,093
6.000%, 05/01/33	2,891	2,971
6.000%, 07/01/33	3,036	3,120
6.000%, 01/01/34	254	259
6.000%, 11/01/34	2,021	2,060
6.000%, 04/01/35	145,316	149,658
6.000%, 05/01/35	3,616	3,756
6.000%, 06/01/35	132	135
6.000%, 07/01/35	10,108	10,330
6.000%, 09/01/35	1,613	1,687
6.000%, 11/01/35	98,581	101,560
6.000%, 12/01/35	6,664	6,858
6.000%, 04/01/36	787	806
6.000%, 05/01/36	19,944	20,827
6.000%, 06/01/36	428	436
6.000%, 07/01/36	3,324	3,432
6.000%, 08/01/36	372,131	390,322
6.000%, 09/01/36	48,642	50,799
6.000%, 10/01/36	3,035	3,146
6.000%, 11/01/36	6,033	6,268
6.000%, 01/01/37	48,664	50,662
6.000%, 02/01/37	99,862	104,742
6.000%, 04/01/37	25,634	26,662
6.000%, 05/01/37	9,455	9,638
6.000%, 07/01/37	6,790	7,123
BHFTI-257

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.000%, 08/01/37	6,948	$7,289
6.000%, 11/01/37	11,654	12,202
6.000%, 02/01/38	112,677	118,213
6.000%, 03/01/38	2,112	2,202
6.000%, 08/01/38	3,035	3,146
6.000%, 09/01/38	215,017	225,586
6.000%, 10/01/38	16,403	17,209
6.000%, 01/01/39	17,068	17,905
6.000%, 04/01/39	105,558	110,730
6.000%, 07/01/39	21,020	21,986
6.000%, 08/01/39	109,341	113,910
6.000%, 05/01/49	772,213	803,864
6.000%, 11/01/53	8,737,445	8,934,427
6.027%, 1Y RFUCCT + 1.667%, 01/01/35 (a)	6,039	6,227
6.047%, 1Y H15 + 2.095%, 10/01/35 (a)	36,788	37,756
6.159%, 1Y H15 + 2.215%, 09/01/31 (a)	6,332	6,395
6.176%, 1Y RFUCCT + 1.362%, 03/01/35 (a)	6,825	6,938
6.205%, 1Y RFUCCT + 1.595%, 10/01/34 (a)	3,438	3,517
6.208%, 1Y H15 + 2.144%, 11/01/35 (a)	59,909	61,833
6.211%, 1Y RFUCCT + 1.670%, 11/01/34 (a)	9,068	9,386
6.223%, 1Y H15 + 2.223%, 08/01/35 (a)	35,018	36,088
6.232%, 1Y H15 + 2.360%, 11/01/34 (a)	224,365	234,375
6.272%, 1Y H15 + 2.072%, 10/01/28 (a)	17,467	17,559
6.298%, 1Y H15 + 2.299%, 04/01/34 (a)	773	795
6.410%, 1Y RFUCCT + 1.660%, 05/01/34 (a)	162,700	165,616
6.477%, 1Y RFUCCT + 1.750%, 08/01/35 (a)	77,617	80,101
6.494%, 1Y RFUCCT + 1.648%, 09/01/32 (a)	26,493	27,049
6.515%, 1Y RFUCCT + 1.636%, 05/01/35 (a)	7,681	7,942
6.560%, 1Y RFUCCT + 1.810%, 09/01/34 (a)	96,361	99,181
6.563%, 1Y H15 + 2.313%, 05/01/35 (a)	41,977	43,429
6.662%, 1Y RFUCCT + 1.810%, 04/01/35 (a)	10,921	11,282
Federal National Mortgage Association-ACES
2.243%, 01/25/31 (a) (b)	20,512,590	936,088
Government National Mortgage Association
3.000%, 11/15/49	1,504,306	1,343,779
3.500%, 05/20/52	515,557	476,828
3.500%, 06/20/52	313,201	289,673
3.500%, 09/20/52	168,410	155,393
3.500%, 11/20/52	142,553	131,800
3.500%, 09/20/55	1,999,998	1,835,199
3.500%, 11/20/55	17,698,238	16,239,906
4.000%, 03/15/52	7,793,330	7,344,104
4.000%, 08/20/55	98,798	92,616
4.500%, 12/20/49	8,450	8,309
5.000%, 10/15/33	1,827	1,822
5.000%, 12/15/33	5,131	5,192
5.000%, 05/15/34	1,533	1,531
5.000%, 07/15/34	333	332
5.000%, 11/15/35	808	822
5.000%, 03/15/36	514	525
5.000%, 10/15/38	135,785	138,617
5.000%, 02/15/39	21,413	21,840
5.000%, 03/15/39	35,861	36,607
5.000%, 04/15/39	190,776	194,752
5.000%, 05/15/39	675,344	689,096
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
5.000%, 06/15/39	210,423	$214,796
5.000%, 09/15/39	115,090	118,621
5.000%, 05/15/40	7,513	7,669
5.000%, 09/15/40	76,316	77,903
5.000%, 12/15/40	5,831	5,952
5.000%, 09/15/47	16,721	16,649
5.000%, 03/15/48	1,113,994	1,105,962
5.000%, 04/15/48	1,234,180	1,225,172
5.000%, 01/15/49	1,643,754	1,666,964
5.000%, 05/15/49	274,837	276,852
5.000%, 06/20/49	39,702	40,056
5.000%, 07/20/49	87,118	87,759
5.000%, 06/15/50	251,361	251,413
5.000%, 04/15/52	6,116,450	6,071,158
5.125%, 1Y H15 + 1.500%, 11/20/26 (a)	296	295
5.125%, 1Y H15 + 1.500%, 11/20/27 (a)	1,147	1,149
5.125%, 1Y H15 + 1.500%, 10/20/29 (a)	672	671
5.125%, 1Y H15 + 1.500%, 10/20/30 (a)	472	476
5.125%, 1Y H15 + 1.500%, 11/20/30 (a)	1,707	1,713
5.375%, 1Y H15 + 1.500%, 08/20/27 (a)	1,899	1,899
5.375%, 1Y H15 + 1.500%, 09/20/27 (a)	11,174	11,248
5.375%, 1Y H15 + 1.500%, 07/20/29 (a)	1,010	1,011
5.375%, 1Y H15 + 1.500%, 08/20/29 (a)	1,084	1,085
5.375%, 1Y H15 + 1.500%, 09/20/29 (a)	2,037	2,043
5.375%, 1Y H15 + 1.500%, 08/20/31 (a)	339	338
5.375%, 1Y H15 + 1.500%, 09/20/33 (a)	10,338	10,464
5.625%, 1Y H15 + 1.500%, 01/20/27 (a)	114	114
5.625%, 1Y H15 + 1.500%, 06/20/27 (a)	302	302
5.625%, 1Y H15 + 1.500%, 02/20/28 (a)	696	695
5.625%, 1Y H15 + 1.500%, 03/20/28 (a)	949	947
5.625%, 1Y H15 + 1.500%, 05/20/28 (a)	523	525
5.625%, 1Y H15 + 1.500%, 05/20/29 (a)	801	800
5.625%, 1Y H15 + 1.500%, 01/20/30 (a)	3,780	3,778
5.625%, 1Y H15 + 1.500%, 04/20/30 (a)	1,796	1,798
5.625%, 1Y H15 + 1.500%, 05/20/30 (a)	3,777	3,783
5.625%, 1Y H15 + 1.500%, 06/20/30 (a)	1,167	1,163
5.625%, 1Y H15 + 1.500%, 04/20/31 (a)	1,935	1,930
5.625%, 1Y H15 + 2.000%, 10/20/31 (a)	2,558	2,599
5.625%, 1Y H15 + 1.500%, 03/20/32 (a)	77	78
5.625%, 1Y H15 + 1.500%, 04/20/32 (a)	1,294	1,293
5.625%, 1Y H15 + 1.500%, 05/20/32 (a)	2,374	2,365
5.625%, 1Y H15 + 1.500%, 03/20/33 (a)	755	763
Government National Mortgage Association, TBA
2.000%, TBA (c)	8,600,000	7,099,367
3.500%, TBA (c)	18,000,000	16,506,996
4.000%, TBA (c)	39,200,000	36,692,349
4.500%, TBA (c)	33,100,000	31,971,328
5.000%, TBA (c)	48,240,000	47,633,607
6.000%, TBA (c)	51,300,000	52,162,158
Uniform Mortgage-Backed Security, TBA
3.000%, TBA (c)	374,100,000	327,942,401
3.500%, TBA (c)	31,300,000	28,622,489
4.000%, TBA (c)	47,160,000	44,465,637
4.500%, TBA (c)	109,000,000	105,059,670
5.000%, TBA (c)	58,940,000	58,097,269
BHFTI-258

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Uniform Mortgage-Backed Security, TBA
5.500%, TBA (c)	401,100,000	$402,215,143
6.000%, TBA (c)	88,800,000	90,367,170
		1,458,938,141
Total Agency Sponsored Mortgage-Backed Securities (Cost $1,541,185,663)		1,537,332,036

Corporate Bonds & Notes—42.4%
Aerospace/Defense — 0.1%
Boeing Co.
6.259%, 05/01/27	2,600,000	2,644,889
6.298%, 05/01/29	300,000	314,950
Spirit AeroSystems, Inc.
4.600%, 06/15/28	1,600,000	1,600,437
		4,560,276
Agriculture — 0.6%
BAT International Finance PLC
5.931%, 02/02/29	8,300,000	8,610,289
Imperial Brands Finance PLC
3.875%, 07/26/29 (144A)	12,800,000	12,487,280
		21,097,569
Airlines — 0.4%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	800,800	765,754
American Airlines Pass-Through Trust
3.600%, 03/22/29	789,319	779,829
3.700%, 04/01/28	2,063,916	2,056,592
British Airways Pass-Through Trust
4.125%, 03/20/33 (144A) †	869,358	840,143
United Airlines Pass-Through Trust
2.875%, 04/07/30	3,011,069	2,904,495
3.450%, 01/07/30	1,599,328	1,553,391
5.875%, 04/15/29	4,167,760	4,237,384
		13,137,588
Auto Manufacturers — 3.5%
American Honda Finance Corp.
4.390%, SOFR + 0.730%, 08/13/27 (a)	6,100,000	6,094,277
BMW U.S. Capital LLC
4.750%, 03/21/28 (144A)	7,300,000	7,340,352
Daimler Truck Finance North America LLC
4.606%, SOFR + 0.960%, 09/25/27 (144A) (a)	8,100,000	8,119,035
5.000%, 01/15/27 (144A)	3,200,000	3,216,111
Ford Motor Credit Co. LLC
2.900%, 02/16/28	2,685,000	2,574,456
3.815%, 11/02/27	1,632,000	1,599,267
4.125%, 08/17/27	4,700,000	4,639,114
5.800%, 03/05/27	6,900,000	6,938,054
5.800%, 03/08/29	200,000	202,256
5.918%, 03/20/28	900,000	911,407
7.350%, 11/04/27	3,190,000	3,292,231
Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
General Motors Financial Co., Inc.
5.050%, 04/04/28	5,740,000	$5,789,831
Hyundai Capital America
2.100%, 09/15/28 (144A)	13,500,000	12,711,133
5.300%, 01/08/29 (144A)	4,500,000	4,561,588
5.650%, 06/26/26 (144A)	2,000,000	2,005,399
Mercedes-Benz Finance North America LLC
4.900%, 11/15/27 (144A)	7,300,000	7,369,818
Nissan Motor Acceptance Co. LLC
1.850%, 09/16/26 (144A)	13,500,000	13,268,534
Nissan Motor Co. Ltd.
4.345%, 09/17/27 (144A)	5,600,000	5,444,953
4.810%, 09/17/30 (144A)	14,700,000	13,345,584
Volkswagen Bank GmbH
2.500%, 07/31/26 (EUR)	2,000,000	2,310,594
Volkswagen Group of America Finance LLC
4.450%, 09/11/27 (144A)	3,600,000	3,589,450
5.050%, 03/27/28 (144A)	5,000,000	5,031,367
		120,354,811
Banks — 12.6%
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (a)	6,700,000	7,012,159
Banco Bilbao Vizcaya Argentaria SA
4.150%, 03/03/29	7,600,000	7,511,489
Banco Espirito Santo SA
2.625%, 05/08/17 (EUR) (d)	1,700,000	432,288
4.750%, 01/15/18 (EUR) (d)	3,100,000	788,290
Banco Santander SA
5.552%, 1Y H15 + 1.250%, 03/14/28 (a)	7,800,000	7,865,927
5.565%, 01/17/30	2,200,000	2,254,365
6.607%, 11/07/28	3,800,000	3,993,834
Bank of America Corp.
3.705%, 3M TSFR + 1.774%, 04/24/28 (a)	5,700,000	5,656,591
5.202%, SOFR + 1.630%, 04/25/29 (a)	6,000,000	6,085,433
5.819%, SOFR + 1.570%, 09/15/29 (a)	9,700,000	10,006,415
Bank of America NA
4.680%, SOFR + 1.020%, 08/18/26 (a)	7,100,000	7,113,547
Bank of Montreal
4.689%, 06/28/28 (144A)	8,950,000	9,072,438
Banque Federative du Credit Mutuel SA
5.896%, 07/13/26 (144A)	5,900,000	5,927,012
Barclays PLC
4.972%, 05/16/29	2,000,000	2,012,167
BNP Paribas SA
5.497%, SOFR + 1.590%, 05/20/30 (144A) (a)	9,200,000	9,420,956
BPCE SA
5.281%, 05/30/29 (144A)	2,000,000	2,039,008
6.612%, SOFR + 1.980%, 10/19/27 (144A) (a)	1,900,000	1,920,995
6.714%, SOFR + 2.270%, 10/19/29 (144A) (a)	7,500,000	7,845,499
CaixaBank SA
6.684%, SOFR + 2.080%, 09/13/27 (144A) (a)	6,300,000	6,358,732
Citibank NA
5.488%, 12/04/26	7,400,000	7,458,116
Citigroup, Inc.
3.070%, SOFR + 1.280%, 02/24/28 (a)	8,100,000	8,002,375
BHFTI-259

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Agricole SA
4.859%, SOFR + 1.210%, 09/11/28 (144A) (a)	2,600,000	$2,611,411
6.316%, SOFR + 1.860%, 10/03/29 (144A) (a)	4,100,000	4,268,188
Danske Bank AS
4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (a)	12,000,000	11,982,179
Deutsche Bank AG
5.706%, SOFR + 1.594%, 02/08/28 (a)	4,700,000	4,739,311
6.819%, SOFR + 2.510%, 11/20/29 (a)	8,600,000	9,029,724
Goldman Sachs Bank USA
4.406%, SOFR + 0.750%, 05/21/27 (a)	5,050,000	5,051,074
Goldman Sachs Group, Inc.
3.691%, 3M TSFR + 1.772%, 06/05/28 (a)	6,500,000	6,442,522
5.049%, SOFR + 1.210%, 07/23/30 (a)	500,000	506,024
5.683%, 3M TSFR + 2.012%, 10/28/27 (a)	7,500,000	7,555,470
6.484%, SOFR + 1.770%, 10/24/29 (a)	5,600,000	5,858,410
HSBC Holdings PLC
4.619%, SOFR + 1.190%, 11/06/31 (a)	9,300,000	9,170,840
5.130%, SOFR + 1.290%, 03/03/31 (a)	2,400,000	2,427,121
5.230%, SOFR + 1.570%, 08/14/27 (a)	6,700,000	6,718,983
7.390%, SOFR + 3.350%, 11/03/28 (a)	5,900,000	6,149,993
ING Groep NV
3.950%, 03/29/27	1,100,000	1,096,711
4.803%, SOFR + 1.260%, 03/23/32 (a)	1,700,000	1,689,822
4.858%, SOFR + 1.010%, 03/25/29 (a)	9,200,000	9,257,630
JPMorgan Chase & Co.
1.578%, SOFR + 0.885%, 04/22/27 (a)	13,300,000	13,278,569
4.323%, SOFR + 1.560%, 04/26/28 (a)	500,000	499,772
4.596%, SOFR + 0.930%, 07/22/28 (a)	3,400,000	3,406,760
4.866%, SOFR + 1.200%, 01/23/28 (a)	2,100,000	2,108,686
5.299%, SOFR + 1.450%, 07/24/29 (a)	7,900,000	8,047,438
6.070%, SOFR + 1.330%, 10/22/27 (a)	7,500,000	7,571,501
JPMorgan Chase Bank NA
4.649%, SOFR + 1.000%, 12/08/26 (a)	7,700,000	7,732,617
Lloyds Bank PLC
7.500%, 04/02/32 (e)	2,200,000	1,644,641
Lloyds Banking Group PLC
5.462%, 1Y H15 + 1.375%, 01/05/28 (a)	5,900,000	5,943,524
5.985%, 1Y H15 + 1.480%, 08/07/27 (a)	3,500,000	3,516,705
Mitsubishi UFJ Financial Group, Inc.
1.640%, 1Y H15 + 0.670%, 10/13/27 (a)	10,500,000	10,340,454
Mizuho Financial Group, Inc.
2.201%, 3M TSFR + 1.772%, 07/10/31 (a)	2,400,000	2,161,770
Morgan Stanley
4.210%, SOFR + 1.610%, 04/20/28 (a)	5,400,000	5,385,165
5.123%, SOFR + 1.730%, 02/01/29 (a)	4,700,000	4,751,401
5.173%, SOFR + 1.450%, 01/16/30 (a)	3,400,000	3,447,820
5.449%, SOFR + 1.630%, 07/20/29 (a)	7,900,000	8,040,849
6.407%, SOFR + 1.830%, 11/01/29 (a)	4,900,000	5,114,110
Morgan Stanley Bank NA
4.747%, SOFR + 1.080%, 01/14/28 (a)	7,900,000	7,933,290
4.968%, SOFR + 0.930%, 07/14/28 (a)	6,700,000	6,739,739
5.504%, SOFR + 0.865%, 05/26/28 (a)	7,800,000	7,888,709
NatWest Markets PLC
4.789%, 03/21/28 (144A)	10,000,000	10,067,129
5.022%, 03/21/30 (144A)	5,500,000	5,562,136
Security Description	Principal Amount*	Value

Banks—(Continued)
Royal Bank of Canada
4.851%, 12/14/26 (144A)	1,300,000	$1,307,424
4.875%, 01/19/27	6,900,000	6,936,040
Santander U.K. Group Holdings PLC
4.858%, SOFR + 1.554%, 09/11/30 (a)	5,675,000	5,687,342
Standard Chartered PLC
6.301%, 1Y H15 + 2.450%, 01/09/29 (144A) (a)	5,500,000	5,649,330
Sumitomo Mitsui Financial Group, Inc.
1.902%, 09/17/28	9,800,000	9,203,888
4.843%, SOFR + 1.170%, 07/09/29 (a)	1,800,000	1,809,468
5.316%, 07/09/29	5,900,000	6,026,526
Toronto-Dominion Bank
4.109%, 10/13/28	3,600,000	3,580,638
4.701%, 06/05/27 (144A)	1,100,000	1,101,453
UBS Group AG
4.125%, 04/15/26 (144A)	10,200,000	10,199,743
6.246%, 1Y H15 + 1.800%, 09/22/29 (144A) (a)	5,800,000	6,027,800
Wells Fargo & Co.
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (a)	2,600,000	2,846,205
2.393%, SOFR + 2.100%, 06/02/28 (a)	5,400,000	5,270,703
5.574%, SOFR + 1.740%, 07/25/29 (a)	7,900,000	8,081,483
Wells Fargo Bank NA
4.719%, SOFR + 1.070%, 12/11/26 (a)	7,300,000	7,319,909
5.450%, 08/07/26	4,700,000	4,715,757
		430,279,543
Beverages — 0.1%
Maple Parent Holdings Corp.
3.495%, 03/26/28 (144A) (EUR)	1,500,000	1,728,855
3.881%, 03/26/30 (144A) (EUR)	1,500,000	1,722,890
		3,451,745
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A)	3,437,000	3,061,977
Syensqo Finance America LLC
5.650%, 06/04/29 (144A)	1,900,000	1,944,556
		5,006,533
Commercial Services — 0.4%
Global Payments, Inc.
4.500%, 11/15/28	6,000,000	5,941,250
5.200%, 11/15/32	1,200,000	1,164,848
Quanta Services, Inc.
4.300%, 08/09/28	7,500,000	7,488,416
		14,594,514
Computers — 0.5%
Dell International LLC/EMC Corp.
4.150%, 02/15/29	4,800,000	4,760,075
Gartner, Inc.
4.950%, 03/20/31	7,200,000	7,023,679
Hewlett Packard Enterprise Co.
4.500%, 03/23/28	1,750,000	1,750,106
BHFTI-260

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Computers—(Continued)
Hewlett Packard Enterprise Co.
4.600%, 03/23/29	1,750,000	$1,748,392
		15,282,252
Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	7,450,000	7,367,937
6.100%, 01/15/27	4,900,000	4,953,353
Air Lease Corp.
5.300%, 06/25/26	5,000,000	5,008,825
Ally Financial, Inc.
5.548%, SOFR + 1.780%, 07/31/33 (a)	1,700,000	1,669,874
6.848%, SOFR + 2.820%, 01/03/30 (a)	7,000,000	7,301,188
American Express Co.
5.645%, SOFR + 0.750%, 04/23/27 (a)	7,700,000	7,707,826
Aviation Capital Group LLC
5.375%, 07/15/29 (144A)	3,200,000	3,250,108
6.750%, 10/25/28 (144A)	1,900,000	1,988,069
Avolon Holdings Funding Ltd.
5.750%, 03/01/29 (144A)	7,900,000	8,078,706
6.375%, 05/04/28 (144A)	6,300,000	6,484,622
BGC Group, Inc.
8.000%, 05/25/28	4,000,000	4,216,093
Blue Owl Finance LLC
3.125%, 06/10/31	8,000,000	6,898,246
Cantor Fitzgerald LP
7.200%, 12/12/28 (144A)	3,300,000	3,428,312
Capital One Financial Corp.
4.927%, SOFR + 2.057%, 05/10/28 (a)	10,775,000	10,803,983
CI Financial Corp.
4.625%, 12/12/31 (144A) (EUR)	5,300,000	6,127,030
Eagle Funding Luxco SARL
5.500%, 08/17/30 (144A)	8,600,000	8,645,150
GSG Bidco Ltd.
4.700%, 06/15/31 (144A) (EUR)	3,100,000	3,558,878
Intercontinental Exchange, Inc.
3.950%, 12/01/28	2,800,000	2,775,388
4.200%, 03/15/31	2,000,000	1,971,900
LSEG U.S. Fin Corp.
4.250%, 03/23/29 (144A)	3,500,000	3,474,491
Nomura Holdings, Inc.
2.172%, 07/14/28	500,000	473,729
2.679%, 07/16/30	9,600,000	8,782,911
4.936%, SOFR + 1.250%, 07/02/27 (a)	2,900,000	2,917,642
5.842%, 01/18/28	4,700,000	4,800,659
Private Export Funding Corp.
3.850%, 01/27/28 (144A)	6,000,000	5,982,853
Takeoff Merger Sub, Inc.
4.850%, 03/24/31 (144A)	3,500,000	3,456,231
		132,124,004
Electric — 5.0%
Abu Dhabi National Energy Co. PJSC
4.375%, 10/09/31 (144A)	7,000,000	6,764,991
Alliant Energy Finance LLC
5.950%, 03/30/29 (144A)	3,800,000	3,941,609
Security Description	Principal Amount*	Value

Electric—(Continued)
Ameren Corp.
5.000%, 01/15/29	7,200,000	$7,313,565
American Electric Power Co., Inc.
5.200%, 01/15/29	1,700,000	1,734,898
Constellation Energy Generation LLC
3.900%, 01/08/28	7,200,000	7,142,100
Consumers Securitization Funding LLC
5.210%, 09/01/31	7,700,000	7,831,435
DTE Energy Co.
5.100%, 03/01/29	3,000,000	3,050,543
Duke Energy Progress LLC
2.000%, 08/15/31	2,600,000	2,290,339
Edison International
5.750%, 06/15/27	5,519,000	5,560,840
6.250%, 03/15/30	6,200,000	6,423,251
Emera U.S. Finance LLC
4.500%, 04/01/29	900,000	898,928
ENEL Finance International NV
5.125%, 06/26/29 (144A)	7,800,000	7,910,615
Evergy, Inc.
4.250%, 03/15/29	5,100,000	5,061,065
Eversource Energy
5.950%, 02/01/29	5,700,000	5,905,794
FirstEnergy Corp.
3.900%, 07/15/27	1,300,000	1,289,414
Florida Power & Light Co.
4.400%, 05/15/28	4,400,000	4,417,633
4.450%, 05/15/26	6,900,000	6,900,222
Georgia Power Co.
4.650%, 05/16/28	5,200,000	5,240,276
Jersey Central Power & Light Co.
4.150%, 01/15/29 (144A)	3,600,000	3,576,747
National Rural Utilities Cooperative Finance Corp.
4.800%, 03/15/28	3,600,000	3,632,118
Pacific Gas & Electric Co.
3.300%, 12/01/27	1,600,000	1,566,855
4.550%, 07/01/30	5,000,000	4,932,230
5.000%, 06/04/28	5,100,000	5,143,202
5.450%, 06/15/27	5,000,000	5,049,704
5.550%, 05/15/29	5,700,000	5,835,388
6.100%, 01/15/29	4,500,000	4,656,515
PacifiCorp
5.450%, 04/15/33	3,400,000	3,410,898
5.450%, 02/15/34	7,900,000	7,870,465
Pinnacle West Capital Corp.
4.900%, 05/15/28	3,000,000	3,022,560
5.150%, 05/15/30	1,000,000	1,014,704
Public Service Co. of Colorado
4.150%, 03/13/29	4,200,000	4,187,983
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500%, 07/14/28 (144A)	13,100,000	12,354,450
Southern California Edison Co.
4.125%, 03/01/48	800,000	598,757
4.650%, 10/01/43	400,000	334,513
5.250%, 03/15/30	6,300,000	6,394,792
BHFTI-261

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Southern California Edison Co.
5.850%, 11/01/27	3,000,000	$3,055,435
WEC Energy Group, Inc.
1.375%, 10/15/27	4,525,000	4,321,228
		170,636,062
Electronics — 0.2%
Flex Ltd.
4.875%, 06/15/29	8,160,000	8,191,465
Entertainment — 0.1%
GSG Bidco Ltd.
5.375%, 06/15/36 (144A) (EUR)	3,300,000	3,749,539
Environmental Control — 0.1%
Republic Services, Inc.
4.875%, 04/01/29	3,800,000	3,856,904
Food — 0.6%
Conagra Brands, Inc.
4.850%, 11/01/28	5,000,000	5,004,960
Mars, Inc.
4.800%, 03/01/30 (144A)	7,400,000	7,477,878
Mondelez International, Inc.
4.625%, 07/03/31 (CAD)	10,700,000	7,908,739
		20,391,577
Gas — 0.6%
National Fuel Gas Co.
5.500%, 10/01/26	6,400,000	6,428,309
Southern California Gas Co.
2.950%, 04/15/27	12,500,000	12,335,554
Venture Global Plaquemines LNG LLC
6.750%, 01/15/36 (144A)	2,900,000	3,071,541
		21,835,404
Healthcare-Services — 1.3%
Centene Corp.
3.000%, 10/15/30	5,900,000	5,170,520
3.375%, 02/15/30	500,000	451,669
4.250%, 12/15/27	1,248,000	1,225,929
4.625%, 12/15/29	500,000	474,641
Cigna Group
4.500%, 09/15/30	5,800,000	5,780,428
CommonSpirit Health
4.352%, 09/01/30	2,750,000	2,708,192
4.975%, 09/01/35	2,750,000	2,683,360
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A)	12,100,000	11,865,621
HCA, Inc.
3.125%, 03/15/27	7,300,000	7,206,227
3.375%, 03/15/29	5,200,000	5,034,541
		42,601,128
Security Description	Principal Amount*	Value

Insurance — 1.3%
Athene Global Funding
5.339%, 01/15/27 (144A)	7,800,000	$7,847,293
Corebridge Global Funding
5.750%, 07/02/26 (144A)	2,600,000	2,609,327
Essent Group Ltd.
6.250%, 07/01/29	2,900,000	2,999,833
F&G Annuities & Life, Inc.
6.500%, 06/04/29	4,100,000	4,117,133
Marsh & McLennan Cos., Inc.
4.650%, 03/15/30	2,900,000	2,920,682
MassMutual Global Funding II
4.648%, SOFR + 0.980%, 07/10/26 (144A) (a)	3,800,000	3,807,343
5.050%, 12/07/27 (144A)	7,900,000	8,018,120
Pacific Life Global Funding II
5.500%, 07/18/28 (144A)	5,500,000	5,632,285
RGA Global Funding
5.448%, 05/24/29 (144A)	6,000,000	6,146,019
		44,098,035
Internet — 1.2%
Beignet Investor LLC
6.581%, 05/30/49 (144A)	40,200,000	41,331,877
Investment Companies — 0.8%
Abu Dhabi Developmental Holding Co. PJSC
4.375%, 10/02/31 (144A)	5,300,000	5,130,149
ARES Capital Corp.
5.100%, 01/15/31	3,600,000	3,461,390
Blackstone Secured Lending Fund
5.250%, 09/04/29	5,400,000	5,290,770
Credit Opportunity Partners JV, LLC
6.740%, 03/20/30 (f) (g)	1,500,000	1,476,994
FS KKR Capital Corp.
6.875%, 08/15/29	7,400,000	7,273,452
HA Sustainable Infrastructure Capital, Inc.
6.150%, 01/15/31	4,500,000	4,580,212
		27,212,967
Lodging — 0.3%
Choice Hotels International, Inc.
3.700%, 12/01/29	2,500,000	2,397,455
Las Vegas Sands Corp.
6.000%, 08/15/29	7,800,000	8,016,363
		10,413,818
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	13,300,000	9,326,473
Fox Corp.
4.709%, 01/25/29	4,500,000	4,511,622
Paramount Global
2.900%, 01/15/27	300,000	294,908
Virgin Media Secured Finance PLC
4.500%, 08/15/30 (144A)	200,000	177,370
		14,310,373
BHFTI-262

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas — 0.6%
Adnoc Murban Rsc Ltd.
4.250%, 09/11/29 (144A)	3,900,000	$3,833,142
Harbour Energy PLC
6.327%, 04/01/35 (144A)	3,700,000	3,791,709
Petroleos Mexicanos
10.000%, 02/07/33	3,000,000	3,417,750
Saudi Arabian Oil Co.
4.375%, 02/02/31 (144A)	3,500,000	3,400,372
TotalEnergies Capital USA LLC
4.248%, 01/13/31	7,300,000	7,232,649
		21,675,622
Pharmaceuticals — 0.7%
AbbVie, Inc.
3.200%, 05/14/26	1,300,000	1,298,672
Bayer U.S. Finance LLC
6.125%, 11/21/26 (144A)	3,900,000	3,935,477
6.250%, 01/21/29 (144A)	7,900,000	8,205,348
6.375%, 11/21/30 (144A)	6,900,000	7,256,072
CVS Health Corp.
3.750%, 04/01/30	3,900,000	3,768,496
CVS Pass-Through Trust
6.943%, 01/10/30	327,281	336,960
		24,801,025
Pipelines — 1.0%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	9,000,000	9,046,462
Columbia Pipelines Operating Co. LLC
5.927%, 08/15/30 (144A)	3,000,000	3,140,116
Enbridge, Inc.
5.900%, 11/15/26	2,700,000	2,722,642
Energy Transfer LP
4.950%, 06/15/28	1,200,000	1,212,118
6.050%, 12/01/26	3,800,000	3,834,983
Greensaif Pipelines Bidco SARL
5.853%, 02/23/36 (144A)	6,700,000	6,714,894
ONEOK, Inc.
5.375%, 06/01/29	1,900,000	1,935,973
Venture Global LNG, Inc.
9.875%, 02/01/32 (144A)	3,800,000	4,081,154
Western Midstream Operating LP
6.350%, 01/15/29	1,000,000	1,041,332
		33,729,674
Real Estate — 0.2%
Logicor Financing SARL
1.625%, 07/15/27 (EUR)	4,500,000	5,098,684
Ontario Teachers' Cadillac Fairview Properties Trust
3.875%, 03/20/27 (144A)	1,700,000	1,692,325
		6,791,009
Real Estate Investment Trusts — 3.4%
American Homes 4 Rent LP
4.250%, 02/15/28	1,900,000	1,889,483
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
American Tower Corp.
3.800%, 08/15/29	1,180,000	$1,151,729
5.800%, 11/15/28	1,200,000	1,237,512
Boston Properties LP
2.450%, 10/01/33	1,811,000	1,462,370
Brixmor Operating Partnership LP
4.125%, 06/15/26	5,500,000	5,496,600
Crown Castle, Inc.
2.900%, 03/15/27	12,500,000	12,313,051
EPR Properties
3.750%, 08/15/29	2,500,000	2,393,820
Equinix Europe 2 Financing Corp. LLC
4.600%, 11/15/30	4,700,000	4,656,171
Extra Space Storage LP
2.400%, 10/15/31	3,500,000	3,061,461
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	10,800,000	10,626,949
Hudson Pacific Properties LP
4.650%, 04/01/29	2,400,000	2,046,924
Kilroy Realty LP
2.650%, 11/15/33	13,100,000	10,405,211
Omega Healthcare Investors, Inc.
4.750%, 01/15/28	8,900,000	8,892,370
Piedmont Operating Partnership LP
3.150%, 08/15/30	12,900,000	11,592,508
SBA Tower Trust
2.328%, 07/15/52 (144A)	13,000,000	12,532,718
Starwood Property Trust, Inc.
4.375%, 01/15/27 (144A)	13,300,000	13,232,787
Sun Communities Operating LP
2.700%, 07/15/31	3,200,000	2,862,346
UDR, Inc.
3.500%, 07/01/27	1,000,000	989,284
VICI Properties LP/VICI Note Co., Inc.
4.250%, 12/01/26 (144A)	2,000,000	1,994,534
4.500%, 09/01/26 (144A)	600,000	599,299
Welltower OP LLC
4.250%, 04/01/26	1,102,000	1,102,000
Weyerhaeuser Co.
4.750%, 05/15/26	4,000,000	4,001,109
		114,540,236
Retail — 0.1%
CK Hutchison International 23 Ltd.
4.750%, 04/21/28 (144A)	2,700,000	2,722,941
Savings & Loans — 0.2%
Nationwide Building Society
4.000%, 1Y UKG + 3.750%, 09/03/27 (GBP) (a)	500,000	660,191
6.557%, SOFR + 1.910%, 10/18/27 (144A) (a)	7,500,000	7,584,433
		8,244,624
Semiconductors — 0.1%
Broadcom, Inc.
4.300%, 11/15/32	2,400,000	2,336,993
BHFTI-263

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28	13,800,000	$13,068,756
Software — 1.1%
Fiserv, Inc.
4.200%, 10/01/28	3,600,000	3,558,471
Oracle Corp.
3.600%, 04/01/40	1,400,000	1,014,969
3.600%, 04/01/50	5,600,000	3,380,878
4.450%, 09/26/30	9,100,000	8,769,501
Salesforce, Inc.
4.500%, 03/15/28	3,850,000	3,850,991
4.650%, 03/15/29	3,850,000	3,857,973
VMware LLC
1.400%, 08/15/26	13,500,000	13,357,992
		37,790,775
Telecommunications — 0.4%
NTT Finance Corp.
4.567%, 07/16/27 (144A)	300,000	300,683
4.620%, 07/16/28 (144A)	300,000	301,141
4.876%, 07/16/30 (144A)	500,000	503,161
4.978%, SOFR + 1.310%, 07/16/30 (144A) (a)	800,000	811,788
T-Mobile USA, Inc.
4.200%, 10/01/29	6,700,000	6,658,607
Verizon Communications, Inc.
5.000%, 01/15/36	3,600,000	3,525,435
Vmed O2 U.K. Financing I PLC
4.750%, 07/15/31 (144A)	200,000	172,073
5.625%, 04/15/32 (144A) (EUR)	1,800,000	1,905,918
6.750%, 01/15/33 (144A)	200,000	178,689
7.750%, 04/15/32 (144A)	900,000	862,691
		15,220,186
Water — 0.0%
Thames Water Super Senior Issuer PLC
9.750%, 10/10/27 (144A) (GBP) †	39,043	56,235
Total Corporate Bonds & Notes (Cost $1,467,752,365)		1,449,496,060

U.S. Treasury & Government Agencies—23.2%
U.S. Treasury — 23.2%
U.S. Treasury Bonds
1.375%, 08/15/50	34,100,000	16,674,367
1.625%, 11/15/50 (h)	6,700,000	3,495,777
1.875%, 02/15/51	27,500,000	15,270,020
1.875%, 11/15/51	2,400,000	1,318,406
2.000%, 02/15/50 (h)	6,400,000	3,726,000
2.000%, 08/15/51	19,300,000	10,988,184
2.250%, 08/15/49	29,239,400	18,186,678
2.375%, 02/15/42	6,500,000	4,736,621
2.375%, 11/15/49	16,970,000	10,811,083
2.375%, 05/15/51	19,070,400	11,930,174
2.750%, 08/15/42	39,000,000	29,822,812
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
2.750%, 11/15/42 (i)	2,800,000	$2,129,641
2.750%, 08/15/47 (h)	3,200,000	2,264,375
2.875%, 05/15/43	83,700,000	64,282,254
2.875%, 08/15/45 (h)	3,100,000	2,301,629
2.875%, 05/15/49	29,900,000	21,257,031
3.000%, 02/15/48 (h)	9,900,000	7,300,477
3.000%, 08/15/48 (h)	3,000,000	2,201,719
3.000%, 02/15/49	20,000,000	14,607,031
3.125%, 08/15/44 (j)	112,000,000	87,801,875
3.125%, 05/15/48 (h)	3,400,000	2,558,633
3.250%, 05/15/42	10,500,000	8,651,836
3.375%, 05/15/44	12,200,000	9,971,117
3.375%, 11/15/48 (i)	6,500,000	5,093,613
3.625%, 08/15/43	22,050,000	18,831,217
3.875%, 02/15/43	14,400,000	12,795,188
4.000%, 11/15/42	9,232,000	8,353,878
4.250%, 05/15/39	9,600,000	9,317,625
4.250%, 08/15/54	11,300,000	10,120,563
4.375%, 11/15/39	57,100,000	55,690,344
4.375%, 05/15/41	1,167,000	1,123,921
4.375%, 08/15/43	8,833,000	8,337,179
4.500%, 08/15/39	15,100,000	14,956,078
4.500%, 11/15/54 (h)	5,100,000	4,764,516
4.625%, 02/15/40	12,800,000	12,791,000
4.625%, 05/15/44 (h)	900,000	872,824
4.625%, 05/15/54	17,000,000	16,209,102
4.625%, 11/15/55	4,000,000	3,821,875
4.875%, 08/15/45 (j)	27,856,000	27,764,597
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (k)	29,979,120	15,933,736
0.125%, 02/15/52 (k)	3,972,084	2,060,689
0.250%, 02/15/50 (k)	11,764,035	6,654,824
0.625%, 02/15/43 (j) (k)	1,697,424	1,249,941
0.750%, 02/15/45 (k)	24,720,974	17,750,942
0.875%, 02/15/47 (k)	7,275,096	5,157,932
1.000%, 02/15/46 (k)	2,607,807	1,933,260
1.000%, 02/15/49 (k)	2,843,280	2,011,833
1.375%, 02/15/44 (k)	7,256,132	5,993,185
1.500%, 02/15/53 (k)	4,595,052	3,520,957
2.125%, 02/15/54 (k)	13,033,818	11,486,917
2.375%, 02/15/55 (j) (k)	2,576,575	2,394,277
U.S. Treasury Inflation-Indexed Notes
1.250%, 04/15/28 (h) (i) (k)	25,262,559	25,357,310
U.S. Treasury Notes
3.625%, 09/30/30 (h) (j) (l) (m)	53,270,000	52,606,206
3.875%, 08/31/32 (i)	1,150,000	1,135,580
4.000%, 05/31/30 (h) (m)	60,600,000	60,805,945
U.S. Treasury STRIPS Coupon
Zero Coupon, 08/15/40	4,100,000	2,034,506
Zero Coupon, 05/15/41	1,000,000	474,260
Zero Coupon, 08/15/41	1,600,000	747,916
Zero Coupon, 11/15/41	300,000	138,033
BHFTI-264

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/42	21,300,000	$9,653,175
Total U.S. Treasury & Government Agencies (Cost $932,840,780)		792,232,684

Non-Agency Mortgage-Backed Securities—10.7%
Collateralized Mortgage Obligations — 5.4%
Adjustable Rate Mortgage Trust
4.757%, 11/25/35 (a)	100,498	70,405
American Home Mortgage Investment Trust
4.153%, 1M TSFR + 0.474%, 12/25/46 (a)	8,200,484	7,061,853
Banc of America Alternative Loan Trust
13.228%, -4x 1M TSFR + 27.942%, 11/25/46 (a)	293,094	308,296
Banc of America Funding Trust
4.751%, 01/20/47 (a)	37,179	32,414
5.243%, 05/25/35 (a)	116,728	112,272
5.710%, 02/20/36 (a)	296,603	284,781
Banc of America Mortgage Trust
6.000%, 05/25/37	3,533,915	2,800,384
Bayview MSR Opportunity Master Fund Trust
3.000%, 11/25/51 (144A) (a)	9,802,271	8,506,921
BCAP LLC Trust
4.213%, 1M TSFR + 0.534%, 05/25/47 (a)	2,726,030	2,662,793
5.250%, 02/26/36 (144A) (a)	1,842,491	668,926
Bear Stearns ALT-A Trust
4.330%, 11/25/36 (a)	1,316,313	718,167
4.433%, 11/25/36 (a)	1,182,883	586,778
4.539%, 05/25/36 (a)	962,845	453,686
4.718%, 09/25/35 (a)	303,163	157,978
5.158%, 05/25/35 (a)	177,609	171,579
Bear Stearns ARM Trust
5.930%, 10/25/35 (a)	337,155	337,279
Bear Stearns Structured Products, Inc. Trust
3.920%, 12/26/46 (a)	244,499	187,352
4.788%, 01/26/36 (a)	233,272	164,600
Chase Home Lending Mortgage Trust
3.250%, 09/25/63 (144A) (a)	6,065,676	5,428,746
Chase Mortgage Finance Trust
4.202%, 12/25/35 (a)	23,137	22,064
4.452%, 09/25/36 (a)	630,134	537,634
4.531%, 03/25/37 (a)	371,791	353,549
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.043%, 1M TSFR + 0.364%, 08/25/35 (144A) (a)	5,502	5,396
CHL Mortgage Pass-Through Trust
4.096%, 09/20/36 (a)	924,164	829,962
4.193%, 1M TSFR + 0.514%, 04/25/46 (a)	889,178	841,112
4.433%, 1M TSFR + 0.754%, 03/25/35 (a)	168,800	164,022
5.750%, 06/25/37	873,925	383,772
Citicorp Mortgage Securities Trust
6.000%, 05/25/37	635,261	554,459
Citigroup Mortgage Loan Trust, Inc.
3.909%, 10/25/46 (a)	372,899	333,621
5.750%, 1Y H15 + 2.100%, 09/25/35 (a)	150,421	153,369
6.190%, 1Y H15 + 2.150%, 09/25/35 (a)	20,559	20,780
6.480%, 1Y H15 + 2.400%, 10/25/35 (a)	316,395	323,584
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CitiMortgage Alternative Loan Trust
4.443%, 1M TSFR + 0.764%, 10/25/36 (a)	2,959,913	$2,333,303
Countrywide Alternative Loan Trust
1.207%, -1x 1M TSFR + 4.886%, 05/25/35 (a) (b)	328,387	16,636
4.313%, 1M TSFR + 0.634%, 06/25/46 (a)	3,428,761	3,088,773
5.339%, 12M MTA + 1.480%, 01/25/36 (a)	274,648	265,380
5.500%, 02/25/36	1,204,171	792,007
6.000%, 03/25/35	5,654,087	4,391,094
6.000%, 1M TSFR + 6.000%, 08/25/36 (a)	1,245,390	1,185,184
6.000%, 02/25/37	7,331,068	2,694,997
6.000%, 04/25/37	2,526,887	1,093,777
6.000%, 07/25/37	3,791,564	1,891,988
Credit Suisse First Boston Mortgage Securities Corp.
4.459%, 03/25/32 (144A) (a)	15,386	14,954
CSFB Mortgage-Backed Pass-Through Certificates
6.000%, 11/25/35	752,241	546,488
CSMC Trust
3.452%, 10/27/36 (144A) (a)	5,628,424	5,222,817
DSLA Mortgage Loan Trust
4.910%, 07/19/44 (a)	117,098	112,063
First Horizon Mortgage Pass-Through Trust
5.994%, 08/25/35 (a)	46,004	30,159
GreenPoint MTA Trust
4.233%, 1M TSFR + 0.554%, 06/25/45 (a)	10,742	9,586
GS Mortgage-Backed Securities Corp. Trust
2.500%, 06/25/52 (144A) (a)	9,640,655	7,977,575
GS Mortgage-Backed Securities Trust
2.500%, 01/25/52 (144A) (a)	10,236,514	8,515,899
3.000%, 08/26/52 (144A) (a)	11,734,681	10,176,339
GSR Mortgage Loan Trust
4.061%, 04/25/36 (a)	721,102	422,316
4.478%, 01/25/36 (a)	922,521	874,169
4.860%, 09/25/35 (a)	4,382	4,222
6.000%, 03/25/32	31	32
HarborView Mortgage Loan Trust
4.231%, 1M TSFR + 0.554%, 05/19/35 (a)	246,186	239,442
IndyMac ARM Trust
5.653%, 01/25/32 (a)	504	490
5.717%, 01/25/32 (a)	157	155
IndyMac INDX Mortgage Loan Trust
4.033%, 1M TSFR + 0.354%, 07/25/36 (a)	1,676,116	1,681,272
4.213%, 1M TSFR + 0.534%, 05/25/46 (a)	2,433,785	2,261,404
JP Morgan Alternative Loan Trust
4.153%, 1M TSFR + 0.474%, 05/25/36 (a)	624,221	527,582
JP Morgan Mortgage Trust
3.000%, 03/25/52 (144A) (a)	9,949,074	8,666,658
4.163%, 12/26/37 (144A) (a)	3,626,987	3,068,625
5.750%, 01/25/36	181,702	78,304
Lehman Mortgage Trust
4.393%, 1M TSFR + 0.714%, 08/25/36 (a)	2,552,048	1,731,316
Lehman XS Trust
4.193%, 1M TSFR + 0.514%, 03/25/47 (a)	7,936,375	6,978,219
MASTR Alternative Loan Trust
4.193%, 1M TSFR + 0.514%, 03/25/36 (a)	605,054	48,125
6.500%, 02/25/35	1,557,310	1,609,813
BHFTI-265

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
MASTR Asset Securitization Trust
6.000%, 06/25/36	146,176	$76,996
MetLife Securitization Trust
3.750%, 03/25/57 (144A) (a)	2,487,140	2,408,809
Mill City Mortgage Loan Trust
3.250%, 08/25/59 (144A) (a)	8,400,000	7,543,203
Morgan Stanley Re-REMICS Trust
3.065%, 03/26/37 (144A) (e)	910,601	959,329
MortgageIT Mortgage Loan Trust
4.253%, 1M TSFR + 0.574%, 04/25/36 (a)	1,001,900	968,446
New Residential Mortgage Loan Trust
6.864%, 10/25/63 (144A) (e)	4,117,536	4,147,987
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476%, 05/25/35 (e)	479,711	225,039
OBX Trust
4.443%, 1M TSFR + 0.764%, 06/25/57 (144A) (a)	2,810,946	2,780,020
PRKCM Trust
5.335%, 08/25/57 (144A) (a)	4,651,808	4,638,029
PRPM Trust
6.250%, 08/25/68 (144A) (e)	3,409,390	3,414,332
RBSSP Resecuritization Trust
4.028%, 1M TSFR + 0.354%, 06/27/36 (144A) (a)	1,516,715	1,517,499
Reperforming Loan Trust REMICS
4.133%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	259,548	252,771
Residential Asset Securitization Trust
6.000%, 06/25/36	2,867,401	1,029,262
Sequoia Mortgage Trust
4.431%, 1M TSFR + 0.754%, 04/19/27 (a)	24,865	24,671
4.490%, 1M TSFR + 0.814%, 07/20/33 (a)	30,227	30,400
Structured Adjustable Rate Mortgage Loan Trust
3.859%, 01/25/35 (a)	67,620	67,216
4.286%, 10/25/36 (a)	4,938,951	1,949,747
4.443%, 08/25/35 (a)	29,176	25,357
5.024%, 04/25/35 (a)	930,786	864,137
Structured Asset Mortgage Investments II Trust
4.291%, 1M TSFR + 0.614%, 07/19/35 (a)	99,070	95,024
Towd Point Mortgage Funding - Granite 6 PLC
4.669%, SONIA + 0.925%, 07/20/53 (144A) (GBP) (a)	4,807,510	6,368,275
Towd Point Mortgage Trust
3.750%, 07/25/62 (144A) (a)	4,225,151	4,003,837
UWM Mortgage Trust
2.500%, 11/25/51 (144A) (a)	18,168,256	15,385,388
2.500%, 12/25/51 (144A) (a)	10,042,981	8,348,620
WaMu Mortgage Pass-Through Certificates Trust
4.011%, 06/25/37 (a)	2,459,534	2,194,443
4.293%, 1M TSFR + 0.614%, 02/25/45 (a)	2,942,387	2,854,941
5.259%, 12M MTA + 1.400%, 06/25/42 (a)	16,267	15,431
Wells Fargo Mortgage-Backed Securities Trust
6.339%, 09/25/33 (a)	33,713	33,273
		186,012,179
Commercial Mortgage-Backed Securities — 5.3%
1211 Avenue of the Americas Trust
3.901%, 08/10/35 (144A)	12,100,000	11,555,499
ACRES Commercial Realty Issuer LLC
5.368%, 1M TSFR + 1.450%, 08/18/44 (144A) (a)	7,500,000	7,505,608
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Arbor Multifamily Mortgage Securities Trust
2.756%, 05/15/53 (144A)	7,500,000	$6,992,913
AREIT Trust
4.922%, SOFR30A + 1.250%, 01/20/37 (144A) (a)	5,045,082	5,041,258
5.920%, 1M TSFR + 2.242%, 06/17/39 (144A) (a)	5,916,445	5,919,682
Benchmark Mortgage Trust
2.955%, 01/15/55 (a)	12,646,000	12,059,501
3.458%, 03/15/55 (a)	13,000,000	12,028,358
4.016%, 03/15/52	13,000,000	12,714,040
4.442%, 05/15/55 (a)	11,000,000	10,635,173
DBGS Mortgage Trust
3.843%, 04/10/37 (144A)	12,550,000	11,800,362
DC Office Trust
2.965%, 09/15/45 (144A)	1,000,000	901,335
DOLP Trust
2.956%, 05/10/41 (144A)	13,200,000	11,840,293
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	7,552,013	6,821,285
GS Mortgage Securities Trust
3.602%, 10/10/49 (144A) (a)	13,346,000	12,787,187
GS REFT Issuer Ltd.
5.170%, 1M TSFR + 1.500%, 04/19/43 (144A) (a)	2,400,000	2,402,243
JP Morgan Chase Commercial Mortgage Securities Trust
5.170%, 1M TSFR + 1.497%, 12/15/31 (144A) (a)	3,431,009	3,425,043
7.236%, 10/05/40 (144A)	5,800,000	5,996,898
Manhattan West Mortgage Trust
2.130%, 09/10/39 (144A)	12,300,000	11,852,016
Morgan Stanley Capital I Trust
2.428%, 04/05/42 (144A) (a)	7,500,000	6,636,842
3.127%, 11/15/52	800,000	758,259
NYO Commercial Mortgage Trust
4.883%, 1M TSFR + 1.209%, 11/15/38 (144A) (a)	14,000,000	13,965,000
SG Commercial Mortgage Securities Trust
2.632%, 03/15/37 (144A)	7,100,000	6,803,326
		180,442,121
Total Non-Agency Mortgage-Backed Securities (Cost $402,360,678)		366,454,300

Foreign Government—9.2%
Banks — 0.1%
Korea Development Bank
4.367%, SOFR + 0.700%, 10/23/26 (a)	1,700,000	1,694,504
Diversified Financial Services — 0.0%
CPPIB Capital, Inc.
4.300%, 06/02/34 (CAD)	1,900,000	1,417,276
Regional Government — 0.7%
New South Wales Treasury Corp.
1.750%, 03/20/34 (AUD)	7,300,000	3,847,638
4.750%, 02/20/37 (AUD)	1,900,000	1,211,748
Province of Quebec
4.450%, 09/01/34 (CAD)	12,700,000	9,537,279
Queensland Treasury Corp.
1.500%, 08/20/32 (144A) (AUD)	5,600,000	3,083,133
BHFTI-266

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Regional Government—(Continued)
Queensland Treasury Corp.
4.500%, 08/22/35 (144A) (AUD)	1,400,000	$889,313
Treasury Corp. of Victoria
2.000%, 11/20/37 (AUD)	5,400,000	2,516,992
2.250%, 09/15/33 (AUD)	2,700,000	1,502,718
		22,588,821
Sovereign — 8.4%
Australia Government Bonds
2.750%, 06/21/35 (AUD)	14,300,000	8,265,976
Brazil Government International Bonds
6.125%, 03/15/34	7,800,000	7,782,060
Brazil Letras do Tesouro Nacional
Zero Coupon, 07/01/26 (BRL)	25,400,000	4,741,886
Zero Coupon, 10/01/26 (BRL)	12,700,000	2,293,255
Canada Government Bonds
3.250%, 12/01/34 (CAD)	5,105,000	3,631,372
Chile Government International Bonds
4.340%, 03/07/42	12,500,000	10,931,250
Colombia Government International Bonds
5.375%, 01/21/29	1,000,000	990,000
6.500%, 01/21/33	1,000,000	979,000
Costa Rica Government International Bonds
6.001%, 01/16/36 (144A) (EUR)	3,000,000	3,573,109
European Union
2.875%, 10/05/29 (EUR)	15,200,000	17,567,008
Italy Buoni Poliennali Del Tesoro
1.300%, 05/15/28 (144A) (EUR) (k)	26,695,361	31,718,877
Ivory Coast Government International Bonds
5.875%, 10/17/31 (144A) (EUR)	4,900,000	5,530,242
Japan Bank for International Cooperation
2.875%, 07/21/27	11,200,000	11,040,748
Japan Government Forty Year Bonds
2.200%, 03/20/64 (JPY)	724,000,000	3,138,603
Japan Government Thirty Year Bonds
2.100%, 09/20/54 (JPY)	98,350,000	447,847
2.300%, 12/20/54 (JPY)	1,312,150,000	6,250,664
2.400%, 03/20/55 (JPY)	1,585,800,000	7,722,313
2.800%, 06/20/55 (JPY)	980,000,000	5,212,917
3.200%, 09/20/55 (JPY)	1,167,000,000	6,730,885
Japan Government Twenty Year Bonds
2.000%, 12/20/44 (JPY)	1,670,000,000	8,748,441
2.400%, 03/20/45 (JPY)	923,600,000	5,143,888
2.700%, 09/20/45 (JPY)	77,250,000	448,308
Kuwait International Government Bonds
4.016%, 10/09/28 (144A)	2,000,000	1,970,145
4.136%, 10/09/30 (144A)	2,000,000	1,955,474
4.652%, 10/09/35 (144A)	1,500,000	1,440,263
Mexico Government International Bonds
3.500%, 09/19/29 (EUR)	2,600,000	2,951,609
4.500%, 03/19/34 (EUR)	2,600,000	2,924,340
5.125%, 03/19/38 (EUR)	1,000,000	1,116,291
6.000%, 05/07/36	2,400,000	2,383,560
Peru Government International Bonds
5.400%, 08/12/34 (PEN)	14,400,000	3,924,432
6.150%, 08/12/32 (144A) (PEN)	66,510,000	19,966,877
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Peru Government International Bonds
6.950%, 08/12/31 (PEN)	7,920,000	$2,466,282
6.950%, 08/12/31 (144A) (PEN)	1,680,000	523,151
Qatar Government International Bonds
5.103%, 04/23/48	1,500,000	1,384,777
Republic of Poland Government International Bonds
5.125%, 09/18/34	3,900,000	3,919,164
Republic of South Africa Government Bonds
6.250%, 03/31/36 (ZAR)	17,000,000	806,071
7.000%, 02/28/31 (ZAR)	95,400,000	5,282,369
8.500%, 01/31/37 (ZAR)	69,900,000	3,857,951
8.750%, 01/31/44 (ZAR)	4,040,000	216,264
8.750%, 02/28/48 (ZAR)	16,900,000	903,415
8.875%, 02/28/35 (ZAR)	375,220,000	21,783,431
9.000%, 01/31/40 (ZAR)	15,840,000	879,093
Republic of South Africa Government International Bonds
7.100%, 11/19/36 (144A)	3,000,000	3,064,245
Romania Government International Bonds
5.250%, 03/10/30 (144A) (EUR)	2,600,000	3,053,220
5.375%, 03/22/31 (144A) (EUR)	3,050,000	3,556,826
5.375%, 06/07/33 (144A) (EUR)	600,000	676,272
5.625%, 05/30/37 (144A) (EUR)	4,100,000	4,460,994
Saudi Government International Bonds
4.125%, 01/12/29 (144A)	1,500,000	1,477,074
4.750%, 01/18/28 (144A)	6,000,000	6,006,831
4.750%, 01/16/30 (144A)	7,800,000	7,789,031
5.000%, 01/18/53 (144A)	6,000,000	5,078,568
U.K. Gilts
4.375%, 07/31/54 (GBP)	17,254,000	19,017,843
		287,724,512
Total Foreign Government (Cost $318,996,692)		313,425,113

Asset-Backed Securities—7.2%
Asset-Backed - Automobile — 0.2%
Citizens Auto Receivables Trust
5.840%, 01/18/28 (144A)	1,332,842	1,337,957
Ford Credit Auto Lease Trust
5.050%, 06/15/27	1,400,000	1,401,836
Hyundai Auto Lease Securitization Trust
5.020%, 03/15/27 (144A)	294,036	294,181
Toyota Auto Loan Extended Note Trust
4.930%, 06/25/36 (144A)	3,900,000	3,958,910
		6,992,884
Asset-Backed - Home Equity — 0.7%
ABFC Trust
4.493%, 1M TSFR + 0.814%, 06/25/34 (a)	726,845	730,178
4.618%, 1M TSFR + 0.939%, 07/25/35 (a)	3,634,024	3,501,732
Accredited Mortgage Loan Trust
4.083%, 1M TSFR + 0.404%, 07/25/34 (a)	1,694,805	1,669,995
ACE Securities Corp. Home Equity Loan Trust
4.093%, 1M TSFR + 0.414%, 04/25/36 (a)	862,144	847,151
4.093%, 1M TSFR + 0.414%, 07/25/36 (a)	7,452,702	2,440,045
BHFTI-267

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Asset-Backed Securities Corp. Home Equity Loan Trust
3.873%, 1M TSFR + 0.194%, 05/25/37 (a)	16,005	$11,515
Bear Stearns Asset-Backed Securities I Trust
4.798%, 1M TSFR + 1.119%, 06/25/35 (a)	673,548	665,360
Citigroup Mortgage Loan Trust, Inc.
4.113%, 1M TSFR + 0.434%, 12/25/36 (144A) (a)	4,929,015	2,757,787
HSI Asset Securitization Corp. Trust
4.133%, 1M TSFR + 0.454%, 12/25/36 (a)	7,933,924	1,780,775
IXIS Real Estate Capital Trust
4.738%, 1M TSFR + 1.059%, 02/25/35 (a)	598,461	615,949
MASTR Asset-Backed Securities Trust
3.893%, 1M TSFR + 0.214%, 08/25/36 (a)	4,425,373	1,488,878
4.113%, 1M TSFR + 0.434%, 08/25/36 (a)	2,865,256	972,165
Merrill Lynch Mortgage Investors Trust
4.293%, 1M TSFR + 0.614%, 07/25/37 (a)	8,128,370	1,641,353
Morgan Stanley ABS Capital I, Inc. Trust
3.853%, 1M TSFR + 0.234%, 05/25/37 (a)	76,676	70,247
NovaStar Mortgage Funding Trust
3.993%, 1M TSFR + 0.314%, 09/25/37 (a)	1,593,594	1,578,819
Option One Mortgage Accept Corp. Asset Back Certificates
4.433%, 1M TSFR + 0.754%, 08/25/33 (a)	4,722	4,980
Option One Mortgage Loan Trust
4.073%, 1M TSFR + 0.394%, 01/25/37 (a)	3,505,641	2,282,950
Renaissance Home Equity Loan Trust
3.723%, 1M TSFR + 0.994%, 08/25/33 (a)	45,863	42,405
Residential Asset Securities Corporation Trust
4.373%, 1M TSFR + 0.694%, 06/25/33 (a)	389,298	383,870
		23,486,154
Asset-Backed - Other — 6.0%
Arbour CLO DAC
3.314%, 3M EURIBOR + 1.330%, 05/15/38 (144A) (EUR) (a)	5,500,000	6,359,592
ARES European CLO X DAC
2.796%, 3M EURIBOR + 0.780%, 10/15/31 (144A) (EUR) (a)	1,682,021	1,943,293
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.553%, 1M TSFR + 0.874%, 02/25/36 (a)	3,226,794	2,642,325
Capital Four U.S. CLO II Ltd.
5.568%, 3M TSFR + 1.900%, 01/20/37 (144A) (a)	8,200,000	8,201,394
Countrywide Asset-Backed Certificates Trust
4.073%, 1M TSFR + 0.394%, 02/25/37 (a)	1,148,587	1,105,352
4.073%, 1M TSFR + 0.394%, 07/25/37 (a)	4,314,218	3,999,976
4.073%, 1M TSFR + 0.394%, 04/25/47 (a)	1,100,985	1,080,883
4.233%, 1M TSFR + 0.554%, 09/25/37 (a)	1,349,769	1,456,807
4.242%, 10/25/46 (a)	349,066	367,297
Dryden 54 Senior Loan Fund
4.818%, 3M TSFR + 1.150%, 10/19/29 (144A) (a)	139,735	139,699
First Franklin Mortgage Loan Trust
4.073%, 1M TSFR + 0.394%, 12/25/36 (a)	4,029,426	1,562,658
4.103%, 1M TSFR + 0.424%, 10/25/36 (a)	16,033,433	13,412,573
4.422%, 1M TSFR + 1.044%, 10/25/34 (a)	1,507,876	1,495,247
5.218%, 1M TSFR + 1.539%, 10/25/34 (a)	1,006,091	1,014,808
GoodLeap Sustainable Home Solutions Trust
4.000%, 04/20/49 (144A)	8,512,731	7,330,250
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
GreenSky Home Improvement Issuer Trust
5.120%, 03/25/60 (144A)	1,598,816	$1,602,827
GSAMP Trust
4.133%, 1M TSFR + 0.454%, 12/25/36 (a)	2,035,456	999,075
5.113%, 1M TSFR + 1.434%, 12/25/34 (a)	3,116,594	2,856,822
Harvest CLO XXV DAC
2.983%, 3M EURIBOR + 0.950%, 10/21/34 (144A) (EUR) (a)	9,060,000	10,422,083
Home Equity Loan Trust
4.023%, 1M TSFR + 0.344%, 04/25/37 (a)	3,055,887	2,986,990
Home Equity Mortgage Loan Asset-Backed Trust
4.013%, 1M TSFR + 0.334%, 04/25/37 (a)	1,726,729	1,362,419
ICG U.S. CLO Ltd.
4.818%, 3M TSFR + 1.150%, 10/20/34 (144A) (a)	2,600,000	2,596,760
KKR CLO 16 Ltd.
4.808%, 3M TSFR + 1.140%, 10/20/34 (144A) (a)	9,900,000	9,889,684
KKR CLO 41 Ltd.
5.002%, 3M TSFR + 1.330%, 04/15/35 (144A) (a)	6,000,000	6,001,272
KREF Ltd.
5.127%, 1M TSFR + 1.450%, 02/17/39 (144A) (a)	5,065,221	5,065,352
Long Beach Mortgage Loan Trust
4.113%, 1M TSFR + 0.434%, 05/25/36 (a)	26,467,334	7,577,603
4.313%, 1M TSFR + 0.634%, 08/25/45 (a)	347,556	345,473
4.573%, 1M TSFR + 0.894%, 08/25/35 (a)	4,285,746	4,252,860
Merrill Lynch First Franklin Mortgage Loan Trust
6.293%, 1M TSFR + 2.614%, 10/25/37 (a)	8,006,502	6,915,026
MMAF Equipment Finance LLC
5.200%, 09/13/27 (144A)	1,397,564	1,399,895
Morgan Stanley ABS Capital I, Inc. Trust
4.043%, 1M TSFR + 0.364%, 07/25/36 (a)	2,136,954	1,937,252
4.093%, 1M TSFR + 0.414%, 06/25/36 (a)	131,509	117,096
4.413%, 1M TSFR + 0.734%, 12/25/35 (a)	427,568	422,979
Park Place Securities, Inc.
4.528%, 1M TSFR + 0.849%, 09/25/35 (a)	2,505,329	2,474,429
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.843%, 1M TSFR + 1.164%, 10/25/34 (a)	1,094,064	1,086,854
5.593%, 1M TSFR + 1.914%, 12/25/34 (a)	1,555,395	1,543,108
Romark CLO - IV Ltd.
4.790%, 3M TSFR + 1.140%, 07/10/34 (144A) (a)	6,200,000	6,196,150
Romark Credit Funding III Ltd.
5.539%, 09/15/42 (144A)	5,700,000	5,706,509
Saxon Asset Securities Trust
4.193%, 1M TSFR + 0.514%, 09/25/47 (a)	1,367,504	1,293,203
Securitized Asset-Backed Receivables LLC Trust
4.293%, 1M TSFR + 0.614%, 03/25/36 (a)	12,279,831	7,760,436
4.293%, 1M TSFR + 0.614%, 05/25/36 (a)	5,778,952	3,081,919
Soundview Home Loan Trust
4.013%, 1M TSFR + 0.334%, 02/25/37 (a)	1,941,732	506,975
Specialty Underwriting & Residential Finance Trust
4.333%, 1M TSFR + 0.654%, 04/25/37 (a)	2,175,575	1,609,081
Starwood Ltd.
5.022%, SOFR30A + 1.350%, 11/15/38 (144A) (a)	1,695,814	1,692,632
Structured Asset Investment Loan Trust
4.423%, 1M TSFR + 0.744%, 11/25/35 (a)	2,324,315	2,295,459
BHFTI-268

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Structured Asset Securities Corp. Mortgage Loan Trust
5.593%, 1M TSFR + 1.914%, 08/25/37 (a)	3,611	$3,609
Sunrun Demeter Issuer LLC
2.270%, 01/30/57 (144A)	10,491,021	9,522,138
Symphony CLO XXXII Ltd.
4.821%, 3M TSFR + 1.150%, 10/23/35 (144A) (a)	9,900,000	9,891,644
THL Credit Wind River CLO Ltd.
4.872%, 3M TSFR + 1.200%, 04/15/35 (144A) (a)	11,350,000	11,337,572
Toro European CLO 7 DAC
2.794%, 3M EURIBOR + 0.810%, 02/15/34 (144A) (EUR) (a)	11,691,441	13,502,541
U.S. Small Business Administration
6.220%, 12/01/28	186,949	190,368
Vibrant CLO XII Ltd.
4.818%, 3M TSFR + 1.150%, 04/20/34 (144A) (a)	5,000,000	4,994,670
		203,552,919
Asset-Backed - Student Loan — 0.3%
Nelnet Student Loan Trust
4.670%, 06/22/65 (144A)	4,214,929	4,167,003
5.023%, SOFR30A + 1.350%, 06/22/65 (144A) (a)	3,407,815	3,431,708
5.873%, SOFR30A + 2.200%, 02/20/41 (144A) (a)	1,610,053	1,643,469
6.640%, 02/20/41 (144A)	1,694,793	1,751,888
		10,994,068
Total Asset-Backed Securities (Cost $253,456,452)		245,026,025

Municipals—0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority
5.048%, 12/01/34	5,900,000	6,045,476
Sales Tax Securitization Corp.
3.007%, 01/01/33	10,100,000	9,160,059
3.057%, 01/01/34	2,000,000	1,791,104
State of Illinois, General Obligation Unlimited
6.725%, 04/01/35	4,400,000	4,606,536
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41	5,900,000	5,975,414
Tobacco Settlement Finance Authority
1.820%, 06/01/26	2,250,000	2,240,795
Total Municipals (Cost $30,737,201)		29,819,384

Floating Rate Loans (n)—0.1%
Commercial Services — 0.0%
Stepstone Group MidCo 2 GmbH
USD Term Loan B, 8.199%, 6M TSFR + 4.500%, 12/19/31	847,327	747,766
Security Description	Principal Amount*	Value

Investment Companies — 0.1%
Castlelake LP
First Lien Term Loan, 2.950%, 05/12/31 (g)	4,884,986	$4,577,291
Total Floating Rate Loans (Cost $5,720,980)		5,325,057
Total Purchased Options—0.0% (o) (Cost $530,447)		359,712
Total Investments—138.7% (Cost $4,953,581,258)		4,739,470,371
Other assets and liabilities (net)—(38.7)%		(1,322,367,287)
Net Assets—100.0%		$3,417,103,084

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2026, the market value of restricted securities was
$896,378 which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2026, the market value of securities pledged was $46,587,594.
(i)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2026, the market value of securities pledged was $9,045,784.
(j)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2026, the market value of securities pledged was $79,248,084.
(k)	Principal amount of security is adjusted for inflation.
(l)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of March 31, 2026, the market value of securities pledged was $270,586.
(m)	All or a portion of the security was pledged as collateral for TBA securities. As of March 31, 2026, the market value of securities pledged was $17,002,660.
(n)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately

BHFTI-269

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)

two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(o)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$1,014,483,999, which is 29.7% of net assets.

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
British Airways Pass-Through Trust, 4.125%, 03/20/33	10/01/19	USD	869,358	$899,420	$840,143
Thames Water Super Senior Issuer PLC, 9.750%, 10/10/27	04/08/25-08/12/25	GBP	39,043	37,130	56,235
					$896,378
Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Deutsche Bank Securities, Inc.	3.770%	03/04/26	04/08/26	USD	(29,118,125)	$(29,118,125)
Deutsche Bank Securities, Inc.	3.760%	03/05/26	04/16/26	USD	(26,880,625)	(26,880,625)
JPMorgan Securities LLC	3.740%	03/31/26	04/01/26	USD	(5,466,800)	(5,466,800)
JPMorgan Securities LLC	3.770%	03/24/26	04/07/26	USD	(7,519,753)	(7,519,753)
JPMorgan Securities LLC	3.760%	03/13/26	04/17/26	USD	(11,655,206)	(11,655,206)
Total						$(80,640,509)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,584,000	BBP	04/02/26	USD	1,115,258	$(22,377)
AUD	2,199,000	BNP	04/02/26	USD	1,523,953	(6,753)
AUD	52,261,103	DBAG	04/02/26	USD	35,851,117	206,441
AUD	2,897,000	JPMC	04/02/26	USD	2,016,634	(17,849)
AUD	1,448,000	MSIP	04/02/26	USD	1,021,427	(22,379)
BRL	900,000	BOA	04/02/26	USD	171,592	2,158
BRL	6,658,843	BOA	04/02/26	USD	1,275,787	9,741
BRL	7,659,349	BOA	06/02/26	USD	1,444,043	15,270
BRL	1,600,000	BNP	04/02/26	USD	305,454	3,435
BRL	2,600,000	BNP	04/02/26	USD	498,447	3,498
BRL	1,800,000	BNP	04/02/26	USD	343,413	4,087
BRL	1,500,000	BNP	04/02/26	USD	285,301	4,282
BRL	1,700,000	BNP	04/02/26	USD	323,065	5,130
BRL	1,400,000	BNP	04/02/26	USD	263,644	6,635
BRL	1,800,000	BNP	04/02/26	USD	339,482	8,019
BRL	31,618,827	BNP	04/02/26	USD	5,970,000	134,198
BRL	136,451,011	BNP	04/02/26	USD	26,143,045	199,611
BRL	9,963,155	BNP	05/05/26	USD	1,900,000	11,772
BRL	163,720,646	BNP	05/05/26	USD	30,907,016	508,393
BRL	3,100,000	GSBU	04/02/26	USD	589,645	8,828
BRL	4,200,000	GSBU	04/02/26	USD	797,978	12,856
BRL	4,400,000	GSBU	04/02/26	USD	834,841	14,605
BRL	3,300,000	GSBU	04/02/26	USD	619,895	17,189
BRL	83,540,250	GSBU	04/02/26	USD	15,543,963	583,966
BRL	159,264,764	GSBU	04/02/26	USD	29,617,429	1,129,555
BRL	7,688,487	GSBU	06/02/26	USD	1,441,060	23,804
BHFTI-270

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	15,300,718	GSBU	06/02/26	USD	2,879,268	$35,932
BRL	21,035,792	GSBU	07/02/26	USD	3,914,364	64,676
BRL	47,714,350	GSBU	07/02/26	USD	8,865,707	159,734
BRL	1,600,000	JPMC	04/02/26	USD	300,639	8,250
BRL	3,300,000	JPMC	04/02/26	USD	627,555	9,529
BRL	3,300,000	JPMC	04/02/26	USD	624,102	12,982
CAD	84,931	BOA	05/04/26	USD	61,060	82
CAD	73,764,668	BBP	04/02/26	USD	53,190,559	(162,036)
CAD	1,410,000	JPMC	04/02/26	USD	1,034,296	(20,664)
CHF	911,000	BBP	04/02/26	USD	1,158,493	(19,174)
CHF	14,233	BBP	05/04/26	USD	17,857	7
CHF	6,360,214	SG	04/02/26	USD	7,934,399	19,846
CNH	2,138,000	BOA	04/02/26	USD	310,055	356
CNH	6,401,000	CBNA	04/02/26	USD	928,818	526
CNH	22,203,504	DBAG	04/02/26	USD	3,210,594	13,075
CNH	5,721,000	GSBU	04/02/26	USD	833,214	(2,597)
CNH	23,362,353	JPMC	04/02/26	USD	3,376,204	15,715
CNY	940,743	BOA	05/13/26	USD	135,454	1,087
EUR	6,198,000	JPMC	04/02/26	USD	7,274,867	(110,907)
EUR	153,776,448	SG	04/02/26	USD	177,458,021	284,520
GBP	783,000	BNP	04/02/26	USD	1,049,329	(12,950)
GBP	1,813,000	CBNA	04/02/26	USD	2,417,602	(17,915)
GBP	24,097,000	SG	04/02/26	USD	31,795,991	98,809
IDR	17,295,936,000	BBP	04/09/26	USD	1,020,000	(2,391)
IDR	17,343,361,235	BBP	06/10/26	USD	1,017,707	1,280
IDR	21,282,473,438	BNP	04/13/26	USD	1,260,586	(8,530)
IDR	6,744,724,593	BNP	04/13/26	USD	399,415	(2,620)
IDR	20,851,154,330	BNP	04/16/26	USD	1,232,702	(6,096)
IDR	10,481,723,785	BNP	04/16/26	USD	619,799	(3,193)
IDR	10,510,240,000	BNP	04/17/26	USD	620,000	(1,729)
IDR	27,625,800,000	BNP	04/27/26	USD	1,640,000	(15,225)
IDR	41,963,568,671	BNP	04/27/26	USD	2,478,001	(9,968)
IDR	22,367,400,000	BNP	04/27/26	USD	1,320,000	(4,491)
IDR	22,520,588,847	BNP	04/27/26	USD	1,325,001	(482)
IDR	41,841,993,048	BNP	05/04/26	USD	2,466,001	(5,467)
IDR	13,402,279,061	BNP	06/10/26	USD	795,345	(7,911)
IDR	5,285,272,069	BNP	06/10/26	USD	314,534	(4,005)
IDR	3,804,887,486	BNP	06/10/26	USD	225,654	(2,103)
IDR	9,237,393,637	CBNA	06/10/26	USD	549,754	(7,023)
IDR	37,233,529,164	GSBU	06/10/26	USD	2,207,282	(19,673)
IDR	8,377,220,108	GSBU	06/10/26	USD	492,598	(405)
IDR	3,542,028,000	JPMC	06/10/26	USD	209,126	(1,019)
IDR	207,874,482	JPMC	06/10/26	USD	12,320	(106)
ILS	3,029,000	BOA	04/06/26	USD	981,676	(18,148)
ILS	1,060,000	BOA	06/10/26	USD	339,946	(2,110)
ILS	407,000	BOA	06/10/26	USD	130,326	(609)
ILS	4,355,300	BNP	04/06/26	USD	1,375,061	10,365
ILS	1,201,000	JPMC	06/10/26	USD	386,679	(3,903)
INR	24,000,000	BOA	04/07/26	USD	260,088	(7,080)
INR	585,189,237	BOA	04/24/26	USD	6,206,270	(48,092)
INR	182,623,521	BOA	04/24/26	USD	1,941,399	(19,579)
INR	588,556,139	BNP	04/09/26	USD	6,390,000	(186,755)
INR	297,695,195	CBNA	04/07/26	USD	3,272,005	(133,705)
INR	297,536,483	CBNA	04/07/26	USD	3,268,608	(131,981)
INR	266,969,178	CBNA	04/07/26	USD	2,937,197	(122,811)
INR	266,933,815	CBNA	04/07/26	USD	2,936,711	(122,697)
INR	267,237,678	CBNA	04/07/26	USD	2,938,373	(121,156)
INR	297,601,126	CBNA	04/07/26	USD	3,245,555	(108,246)
INR	294,120,078	CBNA	04/07/26	USD	3,208,291	(107,680)
BHFTI-271

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
INR	234,751,952	CBNA	04/07/26	USD	2,578,615	$(103,862)
INR	187,428,672	CBNA	04/24/26	USD	2,020,522	(48,136)
INR	190,285,985	CBNA	04/24/26	USD	2,049,590	(47,135)
INR	140,073,810	CBNA	04/24/26	USD	1,508,522	(34,470)
INR	147,439,458	CBNA	04/24/26	USD	1,582,291	(30,727)
INR	145,315,178	CBNA	04/24/26	USD	1,551,104	(21,895)
INR	290,334,251	CBNA	04/24/26	USD	3,074,679	(19,377)
INR	292,753,511	CBNA	04/24/26	USD	3,099,971	(19,210)
INR	57,421,668	DBAG	04/07/26	USD	623,776	(18,437)
INR	176,843,755	DBAG	04/24/26	USD	1,886,434	(25,437)
INR	341,007,871	DBAG	04/24/26	USD	3,585,744	2,817
INR	131,848,078	JPMC	04/07/26	USD	1,429,461	(39,520)
INR	288,952,771	JPMC	04/24/26	USD	3,068,058	(27,294)
JPY	2,457,908,377	BOA	04/02/26	USD	15,405,255	82,023
JPY	193,000,000	BNP	04/02/26	USD	1,217,893	(1,801)
JPY	216,800,000	JPMC	04/02/26	USD	1,364,498	1,559
KRW	268,716,600	BOA	04/23/26	USD	180,000	(4,456)
KRW	372,043,659	BNP	04/13/26	USD	252,000	(9,022)
KRW	373,663,714	BNP	04/15/26	USD	245,963	(1,914)
KRW	424,658,790	BNP	04/16/26	USD	285,000	(7,637)
KRW	134,388,000	BNP	04/17/26	USD	90,000	(2,223)
KRW	270,922,368	BNP	04/20/26	USD	180,000	(3,029)
KRW	1,071,924,543	JPMC	04/09/26	USD	708,425	(8,438)
KRW	86,927,372	JPMC	04/15/26	USD	59,016	(2,242)
KRW	7,776,798,325	UBSA	04/15/26	USD	5,278,499	(199,269)
MXN	38,135,278	BNP	06/17/26	USD	2,190,575	(75,918)
MXN	68,309,099	CBNA	06/10/26	USD	3,811,488	(21,329)
MXN	74,209,901	CBNA	06/10/26	USD	4,123,345	(5,778)
MXN	13,551,736	CBNA	09/17/26	USD	757,622	(12,190)
MXN	23,782,000	GSBU	04/10/26	USD	1,290,269	36,185
MXN	18,781,000	GSBU	04/13/26	USD	1,016,348	30,910
MXN	31,665,000	GSBU	04/15/26	USD	1,718,070	47,324
MXN	45,605,140	GSBU	06/17/26	USD	2,614,074	(85,203)
MXN	41,591,000	GSBU	06/17/26	USD	2,334,021	(27,740)
MXN	8,661,424	JPMC	04/09/26	USD	470,525	12,611
MXN	430,213,465	JPMC	05/21/26	USD	24,000,216	(88,188)
MXN	57,348,652	UBSA	06/17/26	USD	3,285,759	(105,693)
MYR	1,421,468	GSBU	04/15/26	USD	361,927	(10,723)
NOK	9,985,000	JPMC	04/07/26	USD	1,047,206	(16,007)
NZD	2,728,000	BNP	04/02/26	USD	1,593,342	(25,697)
PLN	14,809,000	BOA	04/15/26	USD	4,009,375	(20,173)
PLN	4,244,034	BBP	04/15/26	USD	1,179,416	(36,171)
PLN	5,388,816	BNP	04/15/26	USD	1,495,028	(43,405)
PLN	4,326,390	BNP	04/15/26	USD	1,200,933	(35,503)
PLN	1,801,000	BNP	04/15/26	USD	498,486	(13,338)
PLN	452,000	BNP	04/15/26	USD	125,474	(3,716)
PLN	468,000	BNP	04/15/26	USD	129,739	(3,671)
PLN	3,247,000	CBNA	04/15/26	USD	897,823	(23,156)
PLN	29,056,405	DBAG	04/22/26	USD	7,998,768	(171,744)
PLN	10,550,379	UBSA	04/15/26	USD	2,912,731	(70,703)
PLN	16,738,232	UBSA	04/22/26	USD	4,634,742	(125,907)
SEK	16,195,000	BNP	04/02/26	USD	1,780,996	(70,254)
SEK	1,672,952	SG	04/02/26	USD	175,087	1,633
SGD	79,014	BNP	04/02/26	USD	61,769	(313)
SGD	108,415	BNP	04/02/26	USD	84,219	105
SGD	60,552,527	DBAG	04/02/26	USD	47,402,949	(306,016)
SGD	139,716	JPMC	04/02/26	USD	108,307	362
THB	41,128	BNP	04/20/26	USD	1,298	(49)
THB	15,912,745	BNP	05/05/26	USD	486,000	(2,271)
BHFTI-272

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
THB	40,362,266	DBAG	04/16/26	USD	1,235,828	$(10,686)
THB	20,471,970	DBAG	04/17/26	USD	626,794	(5,346)
THB	25,105,669	GSBU	04/09/26	USD	771,267	(9,635)
THB	39,739,439	GSBU	04/16/26	USD	1,211,199	(4,962)
THB	6,735,302	GSBU	04/16/26	USD	205,057	(616)
TRY	17,003,528	BBP	04/01/26	USD	374,094	8,520
TRY	364,453,213	BBP	04/02/26	USD	7,949,631	251,294
TRY	30,110,636	BBP	04/03/26	USD	668,577	8,240
TRY	1,572,591	BBP	04/06/26	USD	34,232	1,002
TRY	10,033,382	BBP	04/06/26	USD	220,180	4,618
TRY	24,091,934	BBP	04/07/26	USD	524,405	14,793
TRY	11,567,679	BBP	04/08/26	USD	251,926	6,690
TRY	227,915,744	BBP	04/09/26	USD	5,014,317	75,667
TRY	23,449,170	BBP	04/17/26	USD	513,898	4,240
TRY	656,318,218	BBP	04/20/26	USD	14,322,118	122,685
TRY	42,558,289	BBP	04/21/26	USD	929,200	6,225
TRY	23,592,081	BBP	04/22/26	USD	514,639	3,230
TRY	104,446,141	BBP	04/24/26	USD	2,269,828	16,850
TRY	8,258,289	BBP	04/28/26	USD	178,627	1,231
TRY	38,976,739	BBP	04/28/26	USD	847,228	1,650
TRY	24,031,948	BBP	04/29/26	USD	521,719	993
TRY	56,879,998	BBP	04/30/26	USD	1,235,286	285
TRY	32,814,308	BBP	05/04/26	USD	707,983	1,132
TRY	86,731,858	BBP	05/06/26	USD	1,870,023	323
TRY	61,152	GSBU	04/02/26	USD	1,373	4
TWD	38,920,684	BOA	04/23/26	USD	1,220,000	(758)
TWD	7,517,172	BNP	04/13/26	USD	236,000	(676)
TWD	8,384,014	BNP	04/16/26	USD	262,501	14
TWD	2,890,980	BNP	04/17/26	USD	90,000	527
TWD	39,251,336	BNP	04/20/26	USD	1,225,001	4,347
TWD	31,954,800	BNP	04/27/26	USD	1,000,000	1,301
TWD	48,143,513	BNP	04/27/26	USD	1,506,001	2,572
TWD	7,898,657	BNP	06/17/26	USD	246,125	2,225

Contracts to Deliver
AUD	1,385,000	BOA	05/04/26	USD	949,236	(5,987)
AUD	1,284,000	BBP	04/02/26	USD	913,721	27,825
AUD	47,032,103	CBNA	04/02/26	USD	33,521,515	1,071,707
AUD	52,261,103	DBAG	05/04/26	USD	35,837,268	(206,755)
AUD	2,181,000	JPMC	04/02/26	USD	1,520,863	16,082
AUD	1,403,000	JPMC	04/02/26	USD	988,839	20,839
AUD	5,945,000	JPMC	04/02/26	USD	4,168,308	66,554
AUD	1,198,000	MSIP	04/02/26	USD	848,473	21,913
AUD	1,346,000	MSIP	04/02/26	USD	956,324	27,651
BRL	7,558,843	BOA	04/02/26	USD	1,444,043	(15,235)
BRL	1,000,000	BOA	10/02/26	USD	182,983	(2,098)
BRL	162,694,533	BNP	04/02/26	USD	30,907,016	(502,104)
BRL	1,900,000	BNP	04/02/26	USD	332,980	(33,826)
BRL	1,700,000	BNP	04/02/26	USD	301,900	(26,295)
BRL	1,200,000	BNP	04/02/26	USD	207,408	(24,259)
BRL	1,200,000	BNP	04/02/26	USD	209,552	(22,115)
BRL	4,499,800	BNP	04/02/26	USD	855,001	(13,711)
BRL	1,838,165	BNP	04/02/26	USD	348,000	(6,868)
BRL	1,475,600	BNP	04/02/26	USD	280,000	(4,873)
BRL	3,961,740	BNP	04/02/26	USD	764,000	(837)
BRL	1,400,000	BNP	07/02/26	USD	258,217	(6,601)
BRL	1,800,000	BNP	07/02/26	USD	335,083	(5,397)
BRL	1,700,000	BNP	07/02/26	USD	317,846	(3,719)
BHFTI-273

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	1,900,000	BNP	10/02/26	USD	343,720	$(7,933)
BRL	1,600,000	BNP	10/02/26	USD	291,343	(4,786)
BRL	1,900,000	BNP	10/02/26	USD	347,489	(4,164)
BRL	2,800,000	BNP	10/02/26	USD	514,247	(3,978)
BRL	136,053,618	GSBU	04/02/26	USD	26,066,908	(199,030)
BRL	46,753,307	GSBU	04/02/26	USD	8,865,707	(160,289)
BRL	10,100,000	GSBU	04/02/26	USD	1,817,626	(132,238)
BRL	4,700,000	GSBU	04/02/26	USD	812,404	(94,958)
BRL	4,700,000	GSBU	04/02/26	USD	815,070	(92,292)
BRL	6,100,000	GSBU	04/02/26	USD	1,096,215	(81,425)
BRL	20,609,126	GSBU	04/02/26	USD	3,914,364	(64,347)
BRL	3,500,000	GSBU	04/02/26	USD	612,177	(63,518)
BRL	15,100,321	GSBU	04/02/26	USD	2,879,268	(35,936)
BRL	7,587,181	GSBU	04/02/26	USD	1,441,060	(23,689)
BRL	1,400,000	GSBU	04/02/26	USD	251,130	(19,148)
BRL	1,201,460	GSBU	04/02/26	USD	230,000	(1,949)
BRL	3,400,000	GSBU	07/02/26	USD	625,539	(17,590)
BRL	4,500,000	GSBU	07/02/26	USD	836,118	(15,083)
BRL	4,300,000	GSBU	07/02/26	USD	800,351	(13,018)
BRL	3,200,000	GSBU	07/02/26	USD	596,181	(9,118)
BRL	8,200,000	JPMC	04/02/26	USD	1,571,062	(11,996)
BRL	3,400,000	JPMC	07/02/26	USD	629,793	(13,336)
BRL	1,700,000	JPMC	07/02/26	USD	312,874	(8,691)
BRL	3,500,000	JPMC	10/02/26	USD	637,296	(10,486)
CAD	85,050	BOA	04/02/26	USD	61,060	(82)
CAD	69,044,017	BOA	04/02/26	USD	50,501,598	866,693
CAD	73,662,542	BBP	05/04/26	USD	53,190,560	161,088
CAD	55,546	CBNA	04/02/26	USD	40,614	682
CAD	5,990,000	JPMC	04/02/26	USD	4,389,462	83,324
CHF	120,000	BNP	04/02/26	USD	151,511	1,436
CHF	314,000	JPMC	04/02/26	USD	402,543	9,847
CHF	6,822,932	SG	04/02/26	USD	8,836,931	303,999
CHF	6,337,768	SG	05/04/26	USD	7,934,399	(19,837)
CNH	6,005,000	BOA	04/02/26	USD	870,414	(1,436)
CNH	2,069,000	BNP	04/02/26	USD	300,807	414
CNH	2,069,000	CBNA	04/02/26	USD	299,798	(595)
CNH	45,686,883	DBAG	04/02/26	USD	6,668,269	35,109
CNH	22,149,726	DBAG	05/07/26	USD	3,210,594	(13,217)
CNH	4,004,000	JPMC	04/02/26	USD	579,699	(1,632)
CNH	23,305,295	JPMC	05/07/26	USD	3,376,204	(15,796)
DKK	7,104,633	CBNA	04/07/26	USD	1,124,327	25,424
DKK	7,063,420	JPMC	05/04/26	USD	1,089,651	(4,570)
EUR	6,400,000	BBP	04/02/26	USD	7,431,158	33,717
EUR	799,000	BNP	04/02/26	USD	917,465	(6,059)
EUR	1,435,000	JPMC	04/02/26	USD	1,671,546	12,901
EUR	1,601,000	MSIP	04/02/26	USD	1,857,271	6,755
EUR	6,280,000	SG	04/02/26	USD	7,430,433	171,694
EUR	143,459,448	SG	04/02/26	USD	169,811,227	3,993,593
EUR	153,776,448	SG	05/04/26	USD	177,735,587	(277,754)
GBP	5,896,000	BOA	04/02/26	USD	7,907,171	103,223
GBP	19,835,000	BBP	04/02/26	USD	26,826,500	572,885
GBP	400,000	JPMC	04/02/26	USD	533,968	4,528
GBP	562,000	JPMC	04/02/26	USD	751,885	8,022
GBP	24,097,000	SG	05/05/26	USD	31,795,052	(98,471)
IDR	17,301,737,005	BBP	04/09/26	USD	1,017,707	(243)
IDR	12,259,120,948	GSBU	06/10/26	USD	727,130	6,861
IDR	179,773,864	MSIP	06/10/26	USD	10,687	124
BHFTI-274

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ILS	3,224,621	BOA	06/10/26	USD	1,046,734	$19,002
ILS	2,848,327	BOA	06/17/26	USD	912,494	4,551
ILS	3,081,744	BOA	06/17/26	USD	1,005,832	23,484
ILS	331,039	BBP	06/10/26	USD	107,579	2,073
ILS	7,269,161	BNP	04/06/26	USD	2,354,218	41,889
ILS	4,350,487	BNP	05/05/26	USD	1,375,061	(10,387)
ILS	2,332,000	BNP	06/10/26	USD	743,988	747
ILS	12,795,000	CBNA	06/10/26	USD	4,150,744	72,799
ILS	7,347,176	DBAG	04/06/26	USD	2,369,048	31,903
ILS	7,319,299	DBAG	04/13/26	USD	2,369,031	39,875
ILS	7,867,694	GSBU	04/13/26	USD	2,530,863	27,196
ILS	1,460,000	JPMC	06/10/26	USD	471,749	6,427
ILS	3,069,371	SG	06/17/26	USD	991,655	13,251
ILS	3,389,653	SG	06/17/26	USD	1,108,418	27,919
ILS	2,900,062	UBSA	06/10/26	USD	929,239	4,949
ILS	3,265,806	UBSA	06/10/26	USD	1,065,455	24,597
ILS	3,286,972	UBSA	06/17/26	USD	1,070,905	23,138
INR	182,297,366	BOA	04/07/26	USD	1,941,399	19,622
INR	583,203,230	BOA	04/09/26	USD	6,206,270	59,444
INR	97,600,804	BNP	05/06/26	USD	1,032,900	7,075
INR	260,249,913	BNP	05/06/26	USD	2,754,200	18,866
INR	292,265,266	CBNA	04/07/26	USD	3,099,971	18,913
INR	289,849,989	CBNA	04/07/26	USD	3,074,679	19,083
INR	145,059,246	CBNA	04/07/26	USD	1,551,104	21,891
INR	147,200,532	CBNA	04/07/26	USD	1,582,291	30,504
INR	139,839,989	CBNA	04/07/26	USD	1,508,522	34,330
INR	189,976,497	CBNA	04/07/26	USD	2,049,590	46,860
INR	187,120,542	CBNA	04/07/26	USD	2,020,522	47,899
INR	340,272,793	DBAG	04/07/26	USD	3,585,744	(1,408)
INR	38,664,326	DBAG	04/07/26	USD	424,892	17,293
INR	176,532,494	DBAG	04/07/26	USD	1,886,434	25,430
INR	19,082,988	GSBU	04/07/26	USD	209,213	8,041
INR	101,101,764	GSBU	05/06/26	USD	1,070,100	7,479
INR	288,458,813	JPMC	04/07/26	USD	3,068,058	27,128
JPY	112,703,062	BOA	04/02/26	USD	724,796	14,654
JPY	2,450,506,152	BOA	05/07/26	USD	15,405,255	(81,499)
JPY	3,527	CBNA	05/07/26	USD	22	—
JPY	1,835,060	JPMC	05/07/26	USD	11,557	(40)
JPY	1,248,725,427	MSIP	04/02/26	USD	8,023,392	155,175
JPY	1,508,128,519	SG	04/02/26	USD	9,692,542	189,826
KRW	552,802,544	BOA	04/15/26	USD	377,747	16,697
KRW	373,683,391	BNP	04/13/26	USD	245,963	1,914
KRW	766,510,009	BNP	04/27/26	USD	510,000	9,207
KRW	1,071,350,719	GSBU	04/09/26	USD	720,000	20,388
KRW	1,071,768,690	JPMC	04/15/26	USD	708,425	8,425
KRW	510,350,200	JPMC	04/27/26	USD	340,000	6,567
MXN	8,993,000	BOA	06/17/26	USD	499,694	1,019
MXN	8,693,000	BOA	06/17/26	USD	484,629	2,589
MXN	8,914,000	BOA	06/17/26	USD	497,278	2,984
MXN	13,162,000	BOA	06/17/26	USD	736,488	6,636
MXN	7,269,023	JPMC	06/17/26	USD	405,174	2,096
MXN	10,924,977	JPMC	06/17/26	USD	608,651	2,845
MXN	16,127,000	JPMC	06/17/26	USD	899,317	5,051
NOK	5,204,675	BBP	04/07/26	USD	543,627	6,115
NOK	3,770,000	JPMC	04/07/26	USD	386,693	(2,653)
NOK	1,555,000	MSIP	04/07/26	USD	160,041	(552)
NOK	542,110	MSIP	05/04/26	USD	55,643	(337)
BHFTI-275

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
NZD	26,720,524	SG	04/02/26	USD	16,036,830	$681,884
NZD	6,755,000	UBSA	04/02/26	USD	3,973,176	91,416
NZD	30,747,524	UBSA	05/04/26	USD	17,572,825	(114,777)
PEN	22,018,872	BOA	07/15/26	USD	6,517,737	223,134
PEN	14,176,248	CBNA	04/10/26	USD	4,088,673	16,059
PEN	12,611,975	CBNA	05/14/26	USD	3,735,000	118,280
PEN	24,571,722	CBNA	05/26/26	USD	6,890,942	(151,127)
PEN	14,916,445	CBNA	07/24/26	USD	4,351,990	89,674
PEN	6,110,656	SG	06/17/26	USD	1,813,682	64,369
PLN	3,243,000	BOA	04/15/26	USD	869,524	(4,066)
PLN	1,632,000	BOA	04/15/26	USD	441,998	2,375
PLN	3,105,000	BOA	04/15/26	USD	840,056	3,640
PLN	4,706,000	BOA	04/15/26	USD	1,278,560	10,873
PLN	1,836,366	BNP	04/15/26	USD	493,418	(1,257)
PLN	815,000	BNP	04/15/26	USD	230,279	10,737
PLN	634,000	JPMC	04/15/26	USD	170,359	(426)
PLN	3,188,000	JPMC	04/15/26	USD	860,550	1,777
PLN	2,753,000	JPMC	04/15/26	USD	769,675	28,081
SEK	2,070,000	BNP	04/02/26	USD	220,777	2,115
SEK	4,790,000	JPMC	04/02/26	USD	509,613	3,626
SEK	6,245,000	JPMC	04/02/26	USD	665,475	5,791
SEK	4,760,000	JPMC	04/02/26	USD	511,510	8,692
SEK	1,670,219	SG	05/04/26	USD	175,087	(1,638)
SGD	22,087	BOA	04/02/26	USD	17,481	302
SGD	36,294	BOA	04/02/26	USD	28,744	515
SGD	8,159,000	BOA	04/02/26	USD	6,383,080	37,121
SGD	108,173	BNP	05/04/26	USD	84,219	(109)
SGD	78,837	BNP	05/04/26	USD	61,769	310
SGD	60,416,954	DBAG	05/04/26	USD	47,402,949	303,577
SGD	52,662,226	JPMC	04/02/26	USD	41,787,425	827,461
SGD	139,403	JPMC	05/04/26	USD	108,307	(368)
THB	25,105,669	BNP	04/09/26	USD	790,000	28,368
THB	10,056,231	BNP	04/16/26	USD	312,142	6,899
THB	20,573,073	BNP	04/16/26	USD	637,727	13,259
THB	30,287,416	BNP	04/16/26	USD	940,133	20,799
THB	20,702,617	BNP	04/16/26	USD	649,392	20,992
THB	33,089,079	BNP	04/16/26	USD	1,038,609	34,234
THB	20,411,352	BNP	04/17/26	USD	630,000	10,392
THB	25,119,577	BNP	04/20/26	USD	765,000	2,290
THB	14,908,512	BNP	04/20/26	USD	455,988	3,318
THB	14,653,801	BNP	04/20/26	USD	453,387	8,451
THB	25,015,889	BNP	04/23/26	USD	760,000	260
THB	64,013	CBNA	04/20/26	USD	2,057	114
THB	38,001,414	CBNA	04/20/26	USD	1,209,850	56,008
THB	20,429,661	DBAG	06/17/26	USD	626,794	3,511
THB	40,281,319	DBAG	06/17/26	USD	1,235,828	6,896
THB	25,105,669	GSBU	04/20/26	USD	771,059	8,771
THB	12,478,453	GSBU	04/20/26	USD	397,375	18,490
THB	6,722,999	GSBU	06/17/26	USD	205,057	(53)
THB	39,669,190	GSBU	06/17/26	USD	1,211,199	942
TRY	16,742,223	BBP	04/01/26	USD	374,094	(2,640)
TRY	52,420,698	BBP	04/02/26	USD	1,161,832	(17,738)
TRY	31,899,235	BBP	04/03/26	USD	703,572	(13,449)
TRY	113,877,765	BBP	04/09/26	USD	2,526,844	(16,359)
TRY	31,350,980	BBP	04/09/26	USD	685,882	(14,271)
TRY	31,518,975	BBP	04/13/26	USD	685,881	(14,277)
TRY	53,019,041	BBP	04/14/26	USD	1,161,832	(14,361)
BHFTI-276

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TRY	53,135,225	BBP	04/16/26	USD	1,161,832	$(13,813)
TRY	23,744,440	BBP	04/17/26	USD	514,411	(10,252)
TRY	63,552,362	BBP	04/20/26	USD	1,371,762	(26,952)
TRY	42,520,192	BBP	04/20/26	USD	929,200	(6,620)
TRY	23,549,881	BBP	04/20/26	USD	514,639	(3,667)
TRY	23,511,352	BBP	04/20/26	USD	513,898	(3,559)
TRY	42,904,881	BBP	04/21/26	USD	929,200	(13,843)
TRY	23,941,006	BBP	04/22/26	USD	514,639	(10,889)
TRY	15,969,862	BBP	04/24/26	USD	342,407	(7,227)
TRY	54,041,454	BBP	04/28/26	USD	1,161,832	(15,143)
TRY	16,091,015	BBP	04/29/26	USD	343,092	(6,899)
TRY	8,266,274	BBP	04/29/26	USD	178,627	(1,170)
TRY	58,069,615	BBP	04/30/26	USD	1,246,022	(15,391)
TRY	24,160,382	BBP	04/30/26	USD	514,379	(10,443)
TRY	65,168,133	BBP	05/04/26	USD	1,394,448	(13,831)
TRY	43,352,459	BBP	05/05/26	USD	929,632	(6,230)
TRY	54,027,888	BBP	05/06/26	USD	1,162,040	(3,055)
TRY	32,873,071	BBP	05/06/26	USD	707,983	(915)
TWD	105,657,750	BNP	05/04/26	USD	3,282,001	(30,362)
TWD	7,784,002	CBNA	04/13/26	USD	244,120	442
TWD	105,854,865	DBAG	06/17/26	USD	3,325,841	(2,457)
ZAR	21,415,328	BOA	04/20/26	USD	1,256,647	(7,242)
ZAR	19,174,000	BOA	04/20/26	USD	1,128,468	(3,142)
ZAR	24,543,000	BOA	04/20/26	USD	1,449,117	640
ZAR	49,482,545	BBP	04/20/26	USD	3,023,746	103,388
ZAR	1,696,000	CBNA	04/20/26	USD	99,676	(418)
ZAR	33,708,000	CBNA	04/20/26	USD	1,990,375	998
ZAR	3,755,000	JPMC	04/20/26	USD	224,006	2,394
ZAR	140,765,582	JPMC	04/20/26	USD	8,429,869	122,174
Net Unrealized Appreciation						$9,444,668
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SONIA Index Futures	06/15/27	104	GBP	24,866,400	$48,051
Australian 10 Year Treasury Bond Futures	06/15/26	464	AUD	49,997,754	(181,717)
Canada Government Bond 10 Year Futures	06/19/26	310	CAD	37,203,100	(457,425)
U.K. Long Gilt Bond Futures	06/26/26	573	GBP	50,303,670	(3,298,781)
U.S. Treasury Note 2 Year Futures	06/30/26	324	USD	67,212,281	(348,585)
U.S. Treasury Note 5 Year Futures	06/30/26	3,406	USD	368,460,017	(4,570,536)
U.S. Treasury Note 10 Year Futures	06/18/26	2,908	USD	322,924,313	(5,209,565)
U.S. Treasury Ultra Long Bond Futures	06/18/26	208	USD	24,245,000	(757,868)

Futures Contracts—Short
Euro-Bund Futures	06/08/26	(61)	EUR	(7,648,790)	236,441
Net Unrealized Depreciation					$(14,539,985)
BHFTI-277

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Purchased Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	3.500%	12M SOFR	Pay	07/13/26	CBNA	124,900,000	USD	124,900,000	$274,780	$171,403	$(103,377)
Call - OTC - 1 Yr. IRS	3.500%	12M SOFR	Pay	07/20/26	DBAG	130,000,000	USD	130,000,000	255,667	188,309	(67,358)
Totals									$530,447	$359,712	$(170,735)
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
KRW Call/USD Put	KRW	1,350.000	07/09/26	BOA	(2,896,354)	USD	(2,896,354)	$(10,384)	$(1,570)	$8,814
KRW Call/USD Put	KRW	1,350.000	07/13/26	BOA	(20,048,645)	USD	(20,048,645)	(43,766)	(11,668)	32,098
Totals								$(54,150)	$(13,238)	$40,912

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	3.000%	12M SOFR	Receive	07/13/26	CBNA	(124,900,000)	USD	(124,900,000)	$(107,414)	$(56,123)	$51,291
Call - OTC - 1 Yr. IRS	3.080%	12M SOFR	Receive	07/20/26	DBAG	(130,000,000)	USD	(130,000,000)	(99,667)	(75,806)	23,861
Call - OTC - 1 Yr. IRS	3.250%	12M SOFR	Receive	07/13/26	CBNA	(124,900,000)	USD	(124,900,000)	(137,390)	(97,320)	40,070
Call - OTC - 1 Yr. IRS	3.290%	12M SOFR	Receive	07/20/26	DBAG	(130,000,000)	USD	(130,000,000)	(156,000)	(118,981)	37,019
Call - OTC - 10 Yr. IRS	3.600%	12M SOFR	Receive	04/16/26	GSBU	(2,300,000)	USD	(2,300,000)	(7,417)	(1,448)	5,969
Call - OTC - 10 Yr. IRS	3.620%	12M SOFR	Receive	04/20/26	BOA	(2,200,000)	USD	(2,200,000)	(7,260)	(2,527)	4,733
Call - OTC - 10 Yr. IRS	3.669%	12M SOFR	Receive	04/30/26	GSBU	(2,200,000)	USD	(2,200,000)	(7,925)	(6,333)	1,592
Call - OTC - 10 Yr. IRS	3.695%	12M SOFR	Receive	04/27/26	GSBU	(4,200,000)	USD	(4,200,000)	(14,805)	(12,818)	1,987
Call - OTC - 5 Yr. IRS	2.540%	6M EURIBOR	Receive	04/16/26	MSCS	(1,700,000)	EUR	(1,700,000)	(3,495)	(207)	3,288
Put - OTC - 10 Yr. IRS	3.900%	12M SOFR	Pay	04/16/26	GSBU	(2,300,000)	USD	(2,300,000)	(7,418)	(10,261)	(2,843)
Put - OTC - 10 Yr. IRS	3.900%	12M SOFR	Pay	04/20/26	BOA	(2,200,000)	USD	(2,200,000)	(7,260)	(11,493)	(4,233)
Put - OTC - 10 Yr. IRS	4.055%	12M SOFR	Pay	04/27/26	GSBU	(4,200,000)	USD	(4,200,000)	(14,805)	(10,736)	4,069
Put - OTC - 10 Yr. IRS	4.069%	12M SOFR	Pay	04/30/26	GSBU	(2,200,000)	USD	(2,200,000)	(7,925)	(5,956)	1,969
Put - OTC - 5 Yr. IRS	2.920%	6M EURIBOR	Pay	04/16/26	MSCS	(1,700,000)	EUR	(1,700,000)	(3,496)	(6,022)	(2,526)
Totals									$(582,277)	$(416,031)	$166,246

Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	1.050%	ITRX.EUR.45.V1	Sell	05/20/26	BOA	(4,600,000)	EUR	(4,600,000)	$(7,948)	$(5,382)	$2,566
Put - OTC - 5 Yr. CDS	0.850%	CDX.NA.IG.45.V1	Sell	05/20/26	GSI	(9,800,000)	USD	(9,800,000)	(11,514)	(7,963)	3,551
Put - OTC - 5 Yr. CDS	0.800%	CDX.NA.IG.45.V1	Sell	06/17/26	GSI	(4,600,000)	USD	(4,600,000)	(5,060)	(6,269)	(1,209)
Totals									$(24,522)	$(19,614)	$4,908

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Euro-Bund Futures	EUR	128.000	04/24/26	(21)	EUR	(21,000)	$(7,444)	$(2,670)	$4,774
Call - U.S. Treasury Note 10 Year Futures	USD	113.000	04/24/26	(44)	USD	(44,000)	(10,261)	(6,188)	4,073
Put - Euro-Bund Futures	EUR	125.500	04/24/26	(21)	EUR	(21,000)	(8,453)	(22,088)	(13,635)
Put- U.S. Treasury Note 10 Year Futures	USD	110.000	04/24/26	(44)	USD	(44,000)	(15,072)	(15,812)	(740)
Totals							$(41,230)	$(46,758)	$(5,528)
BHFTI-278

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Written Options — (Continued)

OTC Options on Securities	Counterparty	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Uniform Mortgage-Backed Securities, 4.500%, TBA	GSC	USD	97.375	06/04/26	(2,600,000)	USD	(2,600,000)	$(15,031)	$(12,552)	$2,479
Put - Uniform Mortgage-Backed Securities, 4.500%, TBA	GSC	USD	94.375	06/04/26	(2,600,000)	USD	(2,600,000)	(17,063)	(9,844)	7,219
Totals								$(32,094)	$(22,396)	$9,698
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day CDI	Maturity	11.496%	Maturity	01/04/27	BRL	22,200,000	$(181,852)	$—	$(181,852)
Pay	1-Day CDI	Maturity	11.528%	Maturity	01/04/27	BRL	23,900,000	(192,882)	—	(192,882)
Pay	1-Day CDI	Maturity	11.548%	Maturity	01/04/27	BRL	190,300,000	(1,515,276)	—	(1,515,276)
Pay	1-Day CDI	Maturity	13.291%	Maturity	01/02/29	BRL	71,500,000	(333,637)	(885)	(332,752)
Pay	1-Day CDI	Maturity	13.320%	Maturity	01/02/29	BRL	7,500,000	(33,475)	—	(33,475)
Pay	1-Day CDI	Maturity	13.354%	Maturity	01/02/29	BRL	10,300,000	(27,467)	—	(27,467)
Pay	1-Day CDI	Maturity	13.400%	Maturity	01/02/29	BRL	95,500,000	(207,826)	(2,302)	(205,524)
Pay	1-Day CDI	Maturity	13.657%	Maturity	01/02/31	BRL	53,100,000	(1,553)	(20,428)	18,875
Pay	1-Day CDI	Maturity	13.681%	Maturity	01/02/31	BRL	14,900,000	2,665	(11,797)	14,462
Pay	1-Day CDI	Maturity	13.725%	Maturity	01/02/31	BRL	500,000	279	—	279
Pay	1-Day CDI	Maturity	13.899%	Maturity	01/02/31	BRL	4,200,000	4,692	—	4,692
Pay	1-Day CDI	Maturity	13.926%	Maturity	01/04/27	BRL	13,400,000	(24,098)	—	(24,098)
Pay	1-Day CDI	Maturity	13.927%	Maturity	01/04/27	BRL	129,800,000	(232,773)	1,167	(233,940)
Pay	1-Day CDI	Maturity	14.009%	Maturity	01/04/27	BRL	8,600,000	(10,562)	—	(10,562)
Pay	1-Day CDI	Maturity	14.067%	Maturity	01/02/31	BRL	32,100,000	60,908	—	60,908
Pay	3M NZDBB	Semi-Annually	3.750%	Semi-Annually	06/15/27	NZD	41,800,000	197,551	(170,581)	368,132
Pay	3M NZDBB	Semi-Annually	4.250%	Semi-Annually	12/21/27	NZD	2,900,000	24,950	692	24,258
Pay	6M BBSW	Semi-Annually	4.000%	Semi-Annually	03/19/35	AUD	13,400,000	(687,495)	(13,063)	(674,432)
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	03/20/34	AUD	11,800,000	(266,538)	(257,002)	(9,536)
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/18/34	AUD	21,100,000	(512,113)	81,641	(593,754)
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/20/33	AUD	22,600,000	(468,619)	(206,202)	(262,417)
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	27,000,000	(650,577)	—	(650,577)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	23,700,000	(514,687)	1	(514,688)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	9,200,000	(202,667)	(84,691)	(117,976)
Pay	6M EURIBOR	Annually	2.460%	Annually	03/13/35	EUR	1,800,000	(89,209)	—	(89,209)
Pay	6M EURIBOR	Annually	2.610%	Annually	03/24/35	EUR	1,200,000	(44,921)	—	(44,921)
Pay	6M EURIBOR	Annually	2.750%	Annually	09/16/36	EUR	36,030,000	(1,278,012)	(279,325)	(998,687)
Receive	12M ESTR	Annually	2.050%	Annually	10/05/29	EUR	3,000,000	61,408	—	61,408
Receive	12M ESTR	Annually	2.056%	Annually	10/05/29	EUR	4,300,000	86,965	—	86,965
Receive	12M SOFR	Annually	1.750%	Annually	06/15/32	USD	57,000,000	6,095,312	5,458,090	637,222
Receive	12M SOFR	Annually	1.750%	Annually	12/21/52	USD	62,900,000	24,452,522	10,462,358	13,990,164
Receive	12M SOFR	Annually	3.250%	Annually	06/18/30	USD	45,500,000	602,877	548,734	54,143
Receive	12M SOFR	Annually	3.250%	Annually	06/18/55	USD	25,400,000	3,746,980	2,306,797	1,440,183
Receive	12M SOFR	Annually	3.500%	Annually	03/18/31	USD	6,600,000	36,141	(47,302)	83,443
Receive	12M SOFR	Annually	3.500%	Annually	03/18/31	USD	15,900,000	80,752	(20,804)	101,556
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	63,100,000	6,598,955	1,679,964	4,918,991
Receive	12M SOFR	Annually	3.500%	Annually	12/18/54	USD	2,810,000	294,621	68,477	226,144
Receive	12M SOFR	Annually	3.551%	Annually	09/17/35	USD	2,500,000	55,073	—	55,073
Receive	12M SOFR	Annually	3.585%	Annually	10/31/30	USD	58,300,000	41,090	—	41,090
Receive	12M SOFR	Annually	3.640%	Annually	08/15/35	USD	4,400,000	62,424	8,790	53,634
Receive	12M SOFR	Annually	3.655%	Annually	05/31/28	USD	63,500,000	(57,256)	—	(57,256)
Receive	12M SOFR	Annually	3.667%	Annually	05/31/28	USD	23,000,000	(26,250)	—	(26,250)
Receive	12M SOFR	Annually	3.694%	Annually	04/30/31	USD	27,750,000	(86,197)	—	(86,197)
Receive	12M SOFR	Annually	3.700%	Annually	08/15/35	USD	4,200,000	39,702	(3,694)	43,396
Receive	12M SOFR	Annually	3.715%	Annually	08/15/35	USD	7,270,000	60,118	18,498	41,620
BHFTI-279

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	3.717%	Annually	08/15/33	USD	20,800,000	$20,858	$—	$20,858
Receive	12M SOFR	Annually	3.722%	Annually	10/31/30	USD	3,200,000	(16,124)	—	(16,124)
Receive	12M SOFR	Annually	3.727%	Annually	10/31/30	USD	7,300,000	(38,299)	—	(38,299)
Receive	12M SOFR	Annually	3.732%	Annually	10/31/30	USD	5,400,000	(29,448)	—	(29,448)
Receive	12M SOFR	Annually	3.739%	Annually	10/31/30	USD	8,000,000	(46,109)	—	(46,109)
Receive	12M SOFR	Annually	3.748%	Annually	03/03/36	USD	2,300,000	18,964	—	18,964
Receive	12M SOFR	Annually	3.750%	Annually	05/15/32	USD	67,167,000	(305,679)	(66,259)	(239,420)
Receive	12M SOFR	Annually	3.750%	Annually	12/18/29	USD	60,700,000	(351,207)	(836,141)	484,934
Receive	12M SOFR	Annually	3.753%	Annually	08/15/33	USD	11,300,000	(14,834)	—	(14,834)
Receive	12M SOFR	Annually	3.763%	Annually	08/15/33	USD	13,400,000	(26,325)	—	(26,325)
Receive	12M SOFR	Annually	3.775%	Annually	03/03/36	USD	2,300,000	13,834	—	13,834
Receive	12M SOFR	Annually	3.899%	Annually	03/11/35	USD	580,000	(4,231)	—	(4,231)
Receive	12M SOFR	Annually	3.930%	Annually	03/24/35	USD	5,700,000	(54,547)	—	(54,547)
Receive	12M SOFR	Annually	4.000%	Annually	03/18/36	USD	5,900,000	(73,674)	(174,213)	100,539
Receive	12M SOFR	Annually	4.000%	Annually	06/17/56	USD	21,000,000	401,459	344,127	57,332
Receive	12M SOFR	Annually	4.083%	Annually	11/15/53	USD	1,400,000	11,748	—	11,748
Receive	12M SOFR	Annually	4.095%	Annually	02/18/35	USD	4,430,000	(98,349)	—	(98,349)
Receive	12M SONIA	Annually	4.000%	Annually	09/16/36	GBP	33,200,000	1,696,082	1,085,151	610,931
Receive	12M SONIA	Annually	4.500%	Annually	09/16/56	GBP	3,690,000	245,712	180,792	64,920
Receive	12M TONA	Annually	1.250%	Annually	06/18/32	JPY	7,670,000,000	1,701,393	1,290,336	411,057
Receive	1-Day CDI	Maturity	13.000%	Maturity	01/02/29	BRL	31,700,000	117,358	—	117,358
Receive	1-Day CDI	Maturity	13.017%	Maturity	01/02/29	BRL	130,500,000	475,065	—	475,065
Receive	6M CORRA	Semi-Annually	2.740%	Semi-Annually	06/01/34	CAD	2,800,000	51,216	—	51,216
Receive	6M CORRA	Semi-Annually	3.000%	Semi-Annually	06/01/33	CAD	2,800,000	3,798	8,409	(4,611)
Receive	6M CORRA	Semi-Annually	3.000%	Semi-Annually	06/01/34	CAD	2,000,000	9,643	655	8,988
Receive	6M CORRA	Semi-Annually	3.000%	Semi-Annually	06/01/34	CAD	3,300,000	15,911	(3,063)	18,974
Receive	6M CORRA	Semi-Annually	3.500%	Semi-Annually	06/01/32	CAD	43,550,000	(946,857)	(277,933)	(668,924)
Receive	6M CORRA	Semi-Annually	3.750%	Semi-Annually	12/20/33	CAD	1,200,000	(40,604)	—	(40,604)
Receive	6M EURIBOR	Annually	2.350%	Annually	04/29/30	EUR	100,000	2,221	—	2,221
Receive	6M EURIBOR	Annually	3.000%	Annually	09/16/56	EUR	26,960,000	639,872	504,883	134,989
Totals								$38,338,890	$21,573,877	$16,765,013
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.45.V1	1.000%	Quarterly	12/20/30	0.587%	USD	30,100,000	$532,439	$530,124	$2,315
CDX.NA.IG.46.V1	1.000%	Quarterly	06/20/31	0.631%	USD	35,775,000	616,940	598,789	18,151
ITRX.EUR.44.V1	1.000%	Quarterly	12/20/30	0.666%	EUR	5,100,000	86,459	96,363	(9,904)
Totals							$1,235,838	$1,225,276	$10,562
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	5.000%	Quarterly	12/20/28	0.658%	USD	3,800,000	$427,714	$247,545	$180,169
AT&T, Inc.	1.000%	Quarterly	06/20/28	0.395%	USD	21,100,000	272,865	(54,847)	327,712
Boeing Co.	1.000%	Quarterly	12/20/27	0.385%	USD	3,400,000	35,095	(49,722)	84,817
Boeing Co.	1.000%	Quarterly	12/20/29	0.587%	USD	400,000	5,732	(5,221)	10,953
Boeing Co.	1.000%	Quarterly	12/20/30	0.712%	USD	3,100,000	39,748	42,991	(3,243)
Boeing Co.	1.000%	Quarterly	06/20/31	0.773%	USD	11,500,000	123,809	150,391	(26,582)
BHFTI-280

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (a) — (Continued)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	1.000%	Quarterly	12/20/30	0.948%	EUR	13,000,000	$43,305	$121,588	$(78,283)
General Electric Co.	1.000%	Quarterly	06/20/26	0.051%	USD	4,700,000	9,894	2,233	7,661
Oracle Corp.	1.000%	Quarterly	06/20/30	1.622%	USD	3,200,000	(74,240)	62,000	(136,240)
T-Mobile USA, Inc.	5.000%	Quarterly	06/20/28	0.255%	USD	7,000,000	713,363	536,381	176,982
Verizon Communications, Inc.	1.000%	Quarterly	12/20/27	0.344%	USD	500,000	5,574	(2,968)	8,542
Verizon Communications, Inc.	1.000%	Quarterly	06/20/28	0.368%	USD	4,900,000	65,861	1,676	64,185
Verizon Communications, Inc.	1.000%	Quarterly	12/20/28	0.423%	USD	1,200,000	18,180	(1,546)	19,726
Totals							$1,686,900	$1,050,501	$636,399
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond	1.000%	Quarterly	12/20/26	BBP	0.865%	USD	2,400,000	$2,280	$(16,379)	$18,659
Colombia Government International Bond	1.000%	Quarterly	12/20/26	CBNA	0.865%	USD	1,700,000	1,615	(12,353)	13,968
Colombia Government International Bond	1.000%	Quarterly	12/20/26	JPMC	0.865%	USD	3,200,000	3,040	(11,999)	15,039
Colombia Government International Bond	1.000%	Quarterly	06/20/27	BNP	1.035%	USD	2,400,000	(1,068)	(26,806)	25,738
Colombia Government International Bond	1.000%	Quarterly	06/20/27	CBNA	1.035%	USD	400,000	(178)	(3,377)	3,199
Colombia Government International Bond	1.000%	Quarterly	06/20/27	GSI	1.035%	USD	3,200,000	(1,424)	(27,561)	26,137
Colombia Government International Bond	1.000%	Quarterly	06/20/27	JPMC	1.035%	USD	1,300,000	(579)	(11,718)	11,139
Colombia Government International Bond	1.000%	Quarterly	12/20/27	BNP	1.203%	USD	500,000	(1,725)	(14,749)	13,024
Colombia Government International Bond	1.000%	Quarterly	12/20/27	GSI	1.203%	USD	1,400,000	(4,829)	(41,288)	36,459
Petroleos Mexicanos (d)	4.850%	Monthly	07/06/26	DBAG	0.000%	USD	564,720	1,161	—	1,161
Republic of South Africa	1.000%	Quarterly	12/20/26	CBNA	0.728%	USD	3,100,000	6,052	(22,030)	28,082
Republic of South Africa	1.000%	Quarterly	12/20/26	MSCS	0.728%	USD	31,300,000	61,102	(221,594)	282,696
SoftBank Group Corp.	1.000%	Quarterly	06/20/26	GSI	1.662%	USD	2,100,000	(3,092)	(3,158)	66
Totals								$62,355	$(413,012)	$475,367
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.EUR.XOVER.42.V4 (35- 100% Tranche)	5.000%	Quarterly	12/20/29	JPMC	0.532%	EUR	1,631,070	$288,474	$250,088	$38,386
ITRX.EUR.XOVER.44.V1 (35- 100% Tranche)	5.000%	Quarterly	12/20/30	BOA	0.916%	EUR	7,100,000	1,407,200	1,459,489	(52,289)
ITRX.EUR.XOVER.44.V1 (35- 100% Tranche)	5.000%	Quarterly	12/20/30	BNP	0.916%	EUR	24,690,000	4,893,489	5,256,764	(363,275)
ITRX.EUR.XOVER.44.V1 (35- 100% Tranche)	5.000%	Quarterly	12/20/30	CBNA	0.916%	EUR	9,400,000	1,863,054	1,965,603	(102,549)
ITRX.EUR.XOVER.44.V1 (35- 100% Tranche)	5.000%	Quarterly	12/20/30	GSI	0.916%	EUR	2,200,000	436,034	447,304	(11,270)
ITRX.EUR.XOVER.44.V1 (35- 100% Tranche)	5.000%	Quarterly	12/20/30	JPMC	0.916%	EUR	23,790,000	4,715,111	4,959,935	(244,824)
ITRX.EUR.XOVER.44.V1 (35- 100% Tranche)	5.000%	Quarterly	12/20/30	MSCS	0.916%	EUR	2,000,000	396,395	422,275	(25,880)
Totals								$13,999,757	$14,761,458	$(761,701)
BHFTI-281

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Monthly	09/23/26	JPMC	iShares iBoxx $ IG Corporate Bond ETF	USD	130,788,000	$—	$—	$—

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Agency Sponsored Mortgage-Backed Securities*	$—	$1,537,332,036	$—	$1,537,332,036
Corporate Bonds & Notes
Aerospace/Defense	—	4,560,276	—	4,560,276
Agriculture	—	21,097,569	—	21,097,569
Airlines	—	13,137,588	—	13,137,588
Auto Manufacturers	—	120,354,811	—	120,354,811
Banks	—	430,279,543	—	430,279,543
Beverages	—	3,451,745	—	3,451,745
Chemicals	—	5,006,533	—	5,006,533
Commercial Services	—	14,594,514	—	14,594,514
Computers	—	15,282,252	—	15,282,252
Diversified Financial Services	—	132,124,004	—	132,124,004
Electric	—	170,636,062	—	170,636,062
Electronics	—	8,191,465	—	8,191,465
Entertainment	—	3,749,539	—	3,749,539
Environmental Control	—	3,856,904	—	3,856,904
Food	—	20,391,577	—	20,391,577
Gas	—	21,835,404	—	21,835,404
Healthcare-Services	—	42,601,128	—	42,601,128
Insurance	—	44,098,035	—	44,098,035
Internet	—	41,331,877	—	41,331,877
Investment Companies	—	25,735,973	1,476,994	27,212,967
Lodging	—	10,413,818	—	10,413,818
Media	—	14,310,373	—	14,310,373
Oil & Gas	—	21,675,622	—	21,675,622
Pharmaceuticals	—	24,801,025	—	24,801,025
Pipelines	—	33,729,674	—	33,729,674
Real Estate	—	6,791,009	—	6,791,009
Real Estate Investment Trusts	—	114,540,236	—	114,540,236
Retail	—	2,722,941	—	2,722,941
Savings & Loans	—	8,244,624	—	8,244,624
Semiconductors	—	2,336,993	—	2,336,993
Shipbuilding	—	13,068,756	—	13,068,756
Software	—	37,790,775	—	37,790,775
Telecommunications	—	15,220,186	—	15,220,186
BHFTI-282

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Water	$—	$56,235	$—	$56,235
Total Corporate Bonds & Notes	—	1,448,019,066	1,476,994	1,449,496,060
Total U.S. Treasury & Government Agencies*	—	792,232,684	—	792,232,684
Total Non-Agency Mortgage-Backed Securities*	—	366,454,300	—	366,454,300
Total Foreign Government*	—	313,425,113	—	313,425,113
Total Asset-Backed Securities*	—	245,026,025	—	245,026,025
Total Municipals*	—	29,819,384	—	29,819,384
Floating Rate Loans
Commercial Services	—	747,766	—	747,766
Investment Companies	—	—	4,577,291	4,577,291
Total Floating Rate Loans	—	747,766	4,577,291	5,325,057
Total Purchased Options at Value*	—	359,712	—	359,712
Total Investments	$—	$4,733,416,086	$6,054,285	$4,739,470,371
Reverse Repurchase Agreements (Liability)	$—	$(80,640,509)	$—	$(80,640,509)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$16,293,006	$—	$16,293,006
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(6,848,338)	—	(6,848,338)
Total Forward Contracts	$—	$9,444,668	$—	$9,444,668
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$284,492	$—	$—	$284,492
Futures Contracts (Unrealized Depreciation)	(14,824,477)	—	—	(14,824,477)
Total Futures Contracts	$(14,539,985)	$—	$—	$(14,539,985)
Written Options
Credit Default Swaptions at Value	$—	$(19,614)	$—	$(19,614)
Foreign Currency Options at Value	—	(13,238)	—	(13,238)
Interest Rate Swaptions at Value	—	(416,031)	—	(416,031)
Options on Exchange-Traded Futures Contracts at Value	(46,758)	—	—	(46,758)
OTC Options on Securities at Value	—	(22,396)	—	(22,396)
Total Written Options at Value	$(46,758)	$(471,279)	$—	$(518,037)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$25,831,779	$—	$25,831,779
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(8,419,805)	—	(8,419,805)
Total Centrally Cleared Swap Contracts	$—	$17,411,974	$—	$17,411,974
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$14,073,846	$1,161	$14,075,007
OTC Swap Contracts at Value (Liabilities)	—	(12,895)	—	(12,895)
Total OTC Swap Contracts	$—	$14,060,951	$1,161	$14,062,112

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
BHFTI-283

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—45.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.4%
Airbus SE	1,579	$296,576
ATI, Inc. (a)	1,706	248,155
Axon Enterprise, Inc. (a)	281	119,338
Babcock International Group PLC	7,479	115,203
BAE Systems PLC	2,660	77,430
Boeing Co. (a)	528	105,088
Carpenter Technology Corp.	381	150,171
Curtiss-Wright Corp.	262	178,453
Elbit Systems Ltd.	22	18,429
FTAI Aviation Ltd.	61	14,945
General Dynamics Corp.	222	76,195
General Electric Co.	6,485	1,840,248
HEICO Corp.	578	158,488
Howmet Aerospace, Inc.	4,158	958,253
Kongsberg Gruppen ASA	513	21,966
L3Harris Technologies, Inc.	159	54,879
Lockheed Martin Corp.	134	80,988
Northrop Grumman Corp.	80	54,579
Rheinmetall AG	132	220,137
Rocket Lab Corp. (a)	335	21,514
Rolls-Royce Holdings PLC	32,043	489,327
RTX Corp.	8,194	1,580,623
Saab AB - Class B	1,860	122,012
Safran SA	956	312,653
Singapore Technologies Engineering Ltd.	1,000	8,523
TransDigm Group, Inc.	235	272,356
		7,596,529
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	478	79,381
Deutsche Post AG	801	41,309
DSV AS	181	43,242
FedEx Corp.	740	263,573
United Parcel Service, Inc. - Class B	2,974	292,582
		720,087
Automobile Components — 0.1%
Aisin Corp.	4,900	67,829
BorgWarner, Inc.	1,534	83,235
Bridgestone Corp.	4,800	99,628
Denso Corp.	600	7,450
Garrett Motion, Inc.	7,683	139,600
Niterra Co. Ltd.	1,600	74,670
Sumitomo Electric Industries Ltd.	3,000	167,986
		640,398
Automobiles — 0.6%
Ferrari NV	219	73,818
Ford Motor Co.	3,485	40,217
General Motors Co.	3,047	227,001
Honda Motor Co. Ltd.	2,200	17,808
Mercedes-Benz Group AG	757	45,863
Rivian Automotive, Inc. - Class A (a)	453	6,818
Stellantis NV	2,673	19,046
Suzuki Motor Corp.	1,200	14,377
Tesla, Inc. (a)	6,664	2,477,342
Security Description	Shares	Value
Automobiles—(Continued)
Toyota Motor Corp.	25,300	$524,451
		3,446,741
Banks — 3.0%
ABN AMRO Bank NV	2,720	87,000
ANZ Group Holdings Ltd.	2,559	64,329
Banca Monte dei Paschi di Siena SpA	1,467	12,782
Banco Bilbao Vizcaya Argentaria SA	17,390	379,560
Banco Santander SA	40,845	462,174
Bank Hapoalim BM	1,021	23,898
Bank Leumi Le-Israel BM	1,074	23,934
Bank of America Corp.	17,610	858,487
Bank of Montreal	1,912	258,974
Bank of Nova Scotia	1,012	70,180
Barclays PLC	46,264	243,786
BNP Paribas SA	2,583	246,059
BOC Hong Kong Holdings Ltd.	3,000	16,530
BPER Banca SpA	2,594	33,862
CaixaBank SA	16,737	200,817
Canadian Imperial Bank of Commerce	676	64,067
Citigroup, Inc.	5,026	569,999
Citizens Financial Group, Inc.	1,498	89,835
Commerzbank AG	2,994	107,489
Commonwealth Bank of Australia	1,665	194,484
Danske Bank AS	2,733	132,682
DBS Group Holdings Ltd.	9,520	423,005
DNB Bank ASA	1,554	48,465
Erste Group Bank AG	372	40,197
Fifth Third Bancorp (b)	2,047	95,104
HSBC Holdings PLC	49,627	812,256
Huntington Bancshares, Inc.	4,717	73,821
ING Groep NV	10,390	271,483
Intesa Sanpaolo SpA	43,862	266,625
Israel Discount Bank Ltd. - Class A	1,024	10,267
Japan Post Bank Co. Ltd.	9,600	157,941
JPMorgan Chase & Co.	11,542	3,395,195
KBC Group NV	970	118,577
KeyCorp	3,863	77,453
Lloyds Banking Group PLC	165,874	205,013
M&T Bank Corp.	517	106,874
Mediobanca Banca di Credito Finanziario SpA	3,336	64,849
Mitsubishi UFJ Financial Group, Inc.	38,000	642,035
Mizuho Financial Group, Inc.	8,690	346,860
National Australia Bank Ltd.	2,110	61,024
National Bank of Canada	1,461	189,055
NatWest Group PLC	25,199	186,978
Nordea Bank Abp	3,386	58,074
Oversea-Chinese Banking Corp. Ltd.	17,100	294,513
PNC Financial Services Group, Inc.	1,205	250,748
Popular, Inc.	319	42,800
Regions Financial Corp.	2,667	69,662
Resona Holdings, Inc.	8,300	92,354
Royal Bank of Canada	3,974	642,422
Societe Generale SA	2,229	162,753
Standard Chartered PLC	7,294	151,481
Sumitomo Mitsui Financial Group, Inc.	11,900	392,267
BHFTI-284

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Sumitomo Mitsui Trust Group, Inc.	3,600	$114,563
Toronto-Dominion Bank	4,929	460,338
Truist Financial Corp.	4,180	192,155
U.S. Bancorp	11,399	592,862
UniCredit SpA	4,012	289,094
United Overseas Bank Ltd.	4,000	115,046
Wells Fargo & Co.	8,000	636,880
Westpac Banking Corp.	2,807	77,112
		16,369,129
Beverages — 0.6%
Anheuser-Busch InBev SA	772	53,569
Asahi Group Holdings Ltd.	1,800	18,065
Carlsberg AS - Class B	202	25,205
Coca-Cola Co.	24,991	1,900,566
Diageo PLC	1,767	32,831
Keurig Dr. Pepper, Inc.	5,410	142,445
Kirin Holdings Co. Ltd.	1,500	23,866
Monster Beverage Corp. (a)	8,179	592,650
PepsiCo, Inc.	4,136	642,279
Pernod Ricard SA	302	22,541
		3,454,017
Biotechnology — 0.5%
AbbVie, Inc.	5,187	1,128,121
Alnylam Pharmaceuticals, Inc. (a)	97	32,094
Amgen, Inc. (b)	1,461	514,053
Argenx SE (a)	54	38,748
Biogen, Inc. (a)	140	25,666
CSL Ltd.	374	36,741
Exelixis, Inc. (a)	1,655	70,983
Gilead Sciences, Inc.	2,818	392,745
Halozyme Therapeutics, Inc. (a)	673	43,496
Incyte Corp. (a)	225	21,177
Insmed, Inc. (a)	162	26,490
Natera, Inc. (a)	96	19,199
Regeneron Pharmaceuticals, Inc.	63	48,676
Revolution Medicines, Inc. (a)	92	8,947
United Therapeutics Corp. (a)	114	67,600
Vertex Pharmaceuticals, Inc. (a)	779	347,855
		2,822,591
Broadline Retail — 1.4%
Amazon.com, Inc. (a)	33,567	6,990,999
Dollarama, Inc.	1,691	207,537
eBay, Inc.	328	29,855
MercadoLibre, Inc. (a)	130	224,773
Next PLC	353	59,529
Prosus NV	3,870	176,910
Rakuten Group, Inc. (a)	1,500	6,996
Ryohin Keikaku Co. Ltd.	300	6,380
Sea Ltd. (ADR) (a)	1,361	112,704
Wesfarmers Ltd.	1,046	53,024
		7,868,707
Security Description	Shares	Value
Building Products — 0.2%
Allegion PLC	379	$55,065
Armstrong World Industries, Inc.	855	140,904
Assa Abloy AB - Class B	1,804	64,692
Builders FirstSource, Inc. (a)	143	11,773
Carrier Global Corp.	550	30,971
Cie de Saint-Gobain SA	980	80,649
Daikin Industries Ltd.	200	24,263
Johnson Controls International PLC	5,047	660,905
Trane Technologies PLC	164	68,345
		1,137,567
Capital Markets — 1.5%
3i Group PLC	638	20,905
Ameriprise Financial, Inc.	190	84,436
Bank of New York Mellon Corp.	2,956	350,670
Blackrock, Inc.	833	801,104
Blackstone, Inc.	1,409	162,021
Brookfield Asset Management Ltd. - Class A	667	29,656
Brookfield Corp.	2,094	84,853
Cboe Global Markets, Inc.	429	120,579
Charles Schwab Corp.	4,714	443,022
CME Group, Inc.	1,083	319,864
Coinbase Global, Inc. - Class A (a)	706	123,275
Deutsche Bank AG	1,376	40,265
Deutsche Boerse AG	150	43,610
Futu Holdings Ltd. (ADR) (a)	343	46,909
Goldman Sachs Group, Inc.	762	644,644
Hong Kong Exchanges & Clearing Ltd.	4,200	212,878
Interactive Brokers Group, Inc. - Class A	230	15,426
Intercontinental Exchange, Inc.	3,475	546,548
KKR & Co., Inc.	962	88,985
London Stock Exchange Group PLC	307	36,283
Macquarie Group Ltd.	347	49,233
Moody's Corp. (b)	1,644	717,195
Morgan Stanley	9,034	1,486,725
MSCI, Inc.	182	98,100
Nasdaq, Inc.	271	23,005
Nomura Holdings, Inc.	3,500	27,684
Robinhood Markets, Inc. - Class A (a)	2,107	146,015
S&P Global, Inc.	1,540	655,024
SBI Holdings, Inc.	1,000	18,627
Singapore Exchange Ltd.	6,400	98,201
State Street Corp.	381	48,219
UBS Group AG	9,433	366,887
		7,950,848
Chemicals — 0.5%
Air Liquide SA	1,179	242,874
Air Products & Chemicals, Inc.	168	48,802
BASF SE	813	49,126
Corteva, Inc.	2,891	242,006
Dow, Inc.	848	35,319
DuPont de Nemours, Inc.	409	18,732
Ecolab, Inc.	2,160	574,603
Element Solutions, Inc.	2,056	70,192
Givaudan SA	10	33,823
BHFTI-285

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
International Flavors & Fragrances, Inc.	283	$20,532
Linde PLC	1,260	624,658
Novonesis (Novozymes) - B Shares	653	38,638
Nutrien Ltd.	1,751	132,178
Sherwin-Williams Co.	1,263	404,855
Shin-Etsu Chemical Co. Ltd.	1,000	40,688
Sika AG	153	25,445
Symrise AG	142	12,023
Toray Industries, Inc.	7,500	52,878
Yara International ASA	1,269	73,869
		2,741,241
Commercial Services & Supplies — 0.3%
Brambles Ltd.	7,133	111,460
Cintas Corp.	1,898	321,028
Copart, Inc. (a)	600	19,920
Japan Elevator Service Holdings Co. Ltd.	12,000	124,628
Republic Services, Inc.	1,099	240,703
Rollins, Inc.	2,466	131,709
Veralto Corp.	377	33,334
Waste Connections, Inc.	510	82,852
Waste Management, Inc.	1,925	442,346
		1,507,980
Communications Equipment — 0.7%
Accton Technology Corp.	1,000	48,691
Arista Networks, Inc. (a)	9,892	1,214,540
Calix, Inc. (a)	1,190	58,298
Ciena Corp. (a)	472	183,245
Cisco Systems, Inc.	11,936	926,114
Lumentum Holdings, Inc. (a) (b)	640	449,766
Motorola Solutions, Inc.	1,257	545,500
Nokia OYJ	25,745	205,186
Telefonaktiebolaget LM Ericsson - B Shares	2,724	30,855
		3,662,195
Construction & Engineering — 0.5%
ACS Actividades de Construccion y Servicios SA	2,093	258,993
Comfort Systems USA, Inc.	321	442,656
Eiffage SA	635	97,494
EMCOR Group, Inc.	642	473,995
HOCHTIEF AG	628	276,198
Kajima Corp.	400	15,195
MasTec, Inc. (a)	463	148,966
Obayashi Corp.	5,000	120,410
Quanta Services, Inc.	473	259,686
Stantec, Inc.	940	81,262
Taisei Corp.	1,000	104,434
Vinci SA	1,558	233,338
		2,512,627
Construction Materials — 0.2%
Amrize Ltd. (a)	322	18,038
Buzzi SpA	140	7,062
CRH PLC	2,340	245,981
Security Description	Shares	Value
Construction Materials—(Continued)
Heidelberg Materials AG	130	$26,775
Holcim AG	1,647	136,673
Martin Marietta Materials, Inc.	48	28,257
Vulcan Materials Co.	1,604	436,769
		899,555
Consumer Finance — 0.3%
American Express Co.	3,917	1,184,814
Capital One Financial Corp.	1,625	296,449
SoFi Technologies, Inc. (a)	915	14,530
Synchrony Financial	942	64,075
		1,559,868
Consumer Staples Distribution & Retail — 0.8%
Aeon Co. Ltd.	1,700	20,291
Alimentation Couche-Tard, Inc.	393	22,276
Carrefour SA	1,210	22,307
Coles Group Ltd.	1,457	22,114
Costco Wholesale Corp.	1,259	1,254,505
Dollar General Corp.	2,420	287,327
Dollar Tree, Inc. (a)	194	21,245
Koninklijke Ahold Delhaize NV	5,407	252,419
Kroger Co.	2,430	175,835
Loblaw Cos. Ltd.	7,053	321,545
Metro, Inc.	1,374	94,010
Seven & i Holdings Co. Ltd.	1,900	25,573
Sysco Corp.	460	32,812
Target Corp.	333	40,360
Tesco PLC	5,027	31,697
U.S. Foods Holding Corp. (a)	2,364	217,984
Walmart, Inc.	10,868	1,350,675
Woolworths Group Ltd.	1,382	34,798
		4,227,773
Containers & Packaging — 0.0%
International Paper Co. (b)	607	21,670
Packaging Corp. of America	267	56,662
Smurfit Westrock PLC	521	20,762
		99,094
Distributors — 0.0%
D'ieteren Group	39	7,210
Diversified REITs — 0.0%
CapitaLand Integrated Commercial Trust	93,000	167,027
Diversified Telecommunication Services — 0.5%
AST SpaceMobile, Inc. (a)	148	12,265
AT&T, Inc.	20,852	604,500
Cellnex Telecom SA (a)	664	21,558
Comcast Corp. - Class A	2,343	67,268
Deutsche Telekom AG	14,752	543,966
Koninklijke KPN NV	51,366	285,694
NTT, Inc.	142,500	141,478
Orange SA	1,988	40,619
Singapore Telecommunications Ltd.	68,200	264,012
BHFTI-286

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified Telecommunication Services—(Continued)
Telstra Group Ltd.	38,028	$140,059
Verizon Communications, Inc.	12,275	616,205
		2,737,624
Electric Utilities — 0.8%
American Electric Power Co., Inc.	374	49,024
BKW AG	41	8,075
Constellation Energy Corp.	923	257,748
Duke Energy Corp.	773	101,217
Edison International	431	31,541
Endesa SA	2,604	109,812
Enel SpA	5,820	63,362
Entergy Corp.	415	46,629
Eversource Energy	469	32,492
Exelon Corp.	4,235	207,600
Hydro One Ltd.	7,591	313,495
Iberdrola SA	28,076	644,505
Kansai Electric Power Co., Inc.	1,000	16,471
NextEra Energy, Inc.	14,907	1,384,562
NRG Energy, Inc.	916	133,864
PG&E Corp.	1,460	25,652
Power Assets Holdings Ltd.	2,500	19,478
Redeia Corp. SA	539	9,122
Southern Co.	3,489	336,758
SSE PLC	938	32,384
Terna - Rete Elettrica Nazionale	29,551	338,414
Xcel Energy, Inc.	507	40,276
		4,202,481
Electrical Equipment — 1.3%
ABB Ltd.	5,588	454,487
Bloom Energy Corp. - Class A (a)	135	18,291
Eaton Corp. PLC (b)	1,186	424,197
Emerson Electric Co.	4,755	623,000
Fuji Electric Co. Ltd.	100	7,003
Fujikura Ltd.	10,800	293,857
Furukawa Electric Co. Ltd.	800	152,860
GE Vernova, Inc.	2,025	1,767,622
HD Hyundai Electric Co. Ltd.	299	166,799
Legrand SA	798	123,311
Mitsubishi Electric Corp.	1,200	39,189
Nexans SA	365	49,387
NIDEC Corp.	1,100	13,844
nVent Electric PLC	1,117	132,119
Prysmian SpA	1,689	197,501
Rockwell Automation, Inc.	536	192,360
Schneider Electric SE	1,844	506,492
Siemens Energy AG	3,104	510,842
Vertiv Holdings Co. - Class A	5,151	1,290,737
Vestas Wind Systems AS	897	26,857
		6,990,755
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. - Class A	7,788	984,014
CDW Corp.	200	24,204
Celestica, Inc. (a)	422	119,043
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Coherent Corp. (a)	512	$121,963
Corning, Inc.	2,441	331,903
Delta Electronics, Inc.	1,000	44,508
Flex Ltd. (a)	216	14,139
Ibiden Co. Ltd.	100	4,904
Jabil, Inc.	476	126,440
Keyence Corp.	500	177,078
Keysight Technologies, Inc. (a)	624	176,199
Kyocera Corp.	900	13,914
Murata Manufacturing Co. Ltd.	1,300	29,147
TDK Corp.	1,200	15,559
TE Connectivity PLC	2,827	590,899
Yokogawa Electric Corp.	3,300	102,221
Zebra Technologies Corp. - Class A (a)	90	18,817
		2,894,952
Energy Equipment & Services — 0.2%
Baker Hughes Co.	14,023	856,104
Halliburton Co.	6,554	255,540
SLB Ltd.	1,086	55,810
		1,167,454
Entertainment — 0.6%
Electronic Arts, Inc.	154	31,396
Liberty Media Corp.-Liberty Formula One - Class C (a)	365	31,032
Live Nation Entertainment, Inc. (a) (b)	156	23,792
Netflix, Inc. (a)	20,626	1,983,190
Nintendo Co. Ltd.	3,100	176,889
ROBLOX Corp. - Class A (a)	408	23,076
Spotify Technology SA (a)	673	326,344
Take-Two Interactive Software, Inc. (a)	174	34,365
Walt Disney Co.	7,640	736,343
Warner Bros Discovery, Inc. (a)	2,373	65,163
		3,431,590
Financial Services — 1.1%
Adyen NV (a)	25	25,016
Affirm Holdings, Inc. (a)	257	11,776
Apollo Global Management, Inc.	228	25,404
Berkshire Hathaway, Inc. - Class B (a) (b)	3,248	1,556,442
Block, Inc. (a)	297	17,873
Fidelity National Information Services, Inc.	547	25,660
Fiserv, Inc. (a)	430	23,994
Global Payments, Inc.	247	16,623
Industrivarden AB - C Shares	331	16,485
Investor AB - B Shares	1,865	70,599
Jackson Financial, Inc. - Class A	965	102,020
Mastercard, Inc. - Class A	2,803	1,400,547
ORIX Corp.	1,000	29,960
PayPal Holdings, Inc.	2,769	125,242
Poste Italiane SpA	3,820	89,875
Rocket Cos., Inc. - Class A (a)	536	7,638
Visa, Inc. - Class A	8,129	2,456,909
		6,002,063
BHFTI-287

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Food Products — 0.2%
Ajinomoto Co., Inc.	7,400	$207,486
Archer-Daniels-Midland Co.	446	32,420
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	1	14,042
Danone SA	581	46,661
General Mills, Inc.	678	25,235
Hershey Co.	84	17,463
JDE Peet's NV	314	11,561
Magnum Ice Cream Co. NV (a)	728	10,686
Mondelez International, Inc. - Class A	4,532	261,224
Nestle SA (b)	6,814	675,873
WH Group Ltd.	4,500	5,930
		1,308,581
Gas Utilities — 0.1%
Atmos Energy Corp.	1,072	198,020
Hong Kong & China Gas Co. Ltd.	17,857	16,368
Italgas SpA	25,478	296,758
Osaka Gas Co. Ltd.	300	12,166
Tokyo Gas Co. Ltd.	400	18,887
		542,199
Ground Transportation — 0.3%
Canadian National Railway Co.	485	49,919
Canadian Pacific Kansas City Ltd.	2,375	186,896
Central Japan Railway Co.	500	12,948
CSX Corp.	1,466	60,179
East Japan Railway Co.	600	13,693
Hankyu Hanshin Holdings, Inc.	400	11,563
MTR Corp. Ltd.	2,000	8,208
Norfolk Southern Corp.	194	55,678
Old Dominion Freight Line, Inc.	153	29,896
Uber Technologies, Inc. (a) (b)	8,958	644,349
Union Pacific Corp.	1,495	362,717
West Japan Railway Co.	800	15,890
		1,451,936
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	4,308	442,303
Alcon AG	214	16,055
Becton Dickinson & Co.	262	41,194
Boston Scientific Corp. (a)	7,339	460,522
Cochlear Ltd.	104	12,213
Dexcom, Inc. (a)	211	13,251
Edwards Lifesciences Corp. (a) (b)	3,691	295,575
EssilorLuxottica SA	929	216,211
GE HealthCare Technologies, Inc.	446	31,746
Hologic, Inc. (a)	292	22,072
Hoya Corp.	1,200	206,995
IDEXX Laboratories, Inc. (a)	210	117,997
Intuitive Surgical, Inc. (a)	1,802	830,704
Koninklijke Philips NV	855	23,418
Medtronic PLC	3,902	338,108
Olympus Corp.	800	7,616
ResMed, Inc. (b)	870	195,298
Stryker Corp.	1,957	643,051
Sysmex Corp.	600	5,231
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Zimmer Biomet Holdings, Inc.	192	$17,361
		3,936,921
Health Care Providers & Services — 0.7%
Cardinal Health, Inc.	2,237	472,700
Cencora, Inc.	1,448	454,875
Centene Corp. (a)	296	9,691
Cigna Group	524	139,777
CVS Health Corp.	3,394	243,757
Elevance Health, Inc.	467	136,714
Fresenius Medical Care AG	349	15,528
HCA Healthcare, Inc.	1,307	618,525
Hims & Hers Health, Inc. (a) (b)	3,062	63,567
Humana, Inc.	119	20,633
McKesson Corp.	692	598,829
Quest Diagnostics, Inc.	992	194,412
UnitedHealth Group, Inc.	2,222	601,251
		3,570,259
Health Care REITs — 0.3%
CareTrust REIT, Inc. (b)	4,243	155,506
Omega Healthcare Investors, Inc.	4,663	204,333
Sabra Health Care REIT, Inc. (b)	8,173	157,167
Ventas, Inc. (b)	7,326	599,120
Welltower, Inc.	2,762	546,075
		1,662,201
Health Care Technology — 0.0%
Veeva Systems, Inc. - Class A (a)	223	39,172
Hotels, Restaurants & Leisure — 0.6%
Accor SA	172	8,241
Airbnb, Inc. - Class A (a)	317	40,031
Amadeus IT Group SA	570	32,402
Aristocrat Leisure Ltd.	820	26,055
Booking Holdings, Inc.	215	905,219
Carnival Corp.	586	15,166
Chipotle Mexican Grill, Inc. (a)	2,196	70,294
Compass Group PLC	1,393	38,703
Delivery Hero SE (a)	220	3,926
DoorDash, Inc. - Class A (a)	1,077	161,711
Evolution AB	224	13,970
Expedia Group, Inc.	89	20,549
Flutter Entertainment PLC - Class DI (a)	220	22,512
Galaxy Entertainment Group Ltd.	4,000	18,033
Hilton Worldwide Holdings, Inc.	852	259,076
InterContinental Hotels Group PLC	798	105,098
Las Vegas Sands Corp.	183	9,860
Marriott International, Inc. - Class A	151	49,388
McDonald's Corp.	1,898	589,879
Oriental Land Co. Ltd.	900	15,321
Royal Caribbean Cruises Ltd. (b)	866	238,306
Starbucks Corp.	2,338	209,461
Texas Roadhouse, Inc. (b)	1,457	240,609
Yum! Brands, Inc.	237	36,849
BHFTI-288

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Zensho Holdings Co. Ltd.	100	$5,801
		3,136,460
Household Durables — 0.2%
DR Horton, Inc.	776	106,482
Garmin Ltd.	579	134,334
Lennar Corp. - Class A	285	24,749
NVR, Inc. (a)	30	197,695
Panasonic Holdings Corp.	1,900	31,548
PulteGroup, Inc.	457	53,748
Sony Group Corp.	14,300	294,957
Sumitomo Forestry Co. Ltd.	3,400	30,818
		874,331
Household Products — 0.4%
Clorox Co.	165	17,099
Colgate-Palmolive Co.	3,508	298,987
Essity AB - Class B	1,138	29,336
Kimberly-Clark Corp.	579	55,856
Procter & Gamble Co.	11,222	1,620,906
Reckitt Benckiser Group PLC	1,926	130,703
		2,152,887
Independent Power and Renewable Electricity Producers — 0.0%
RWE AG	592	39,429
Vistra Corp.	1,042	156,644
		196,073
Industrial Conglomerates — 0.2%
3M Co.	1,123	163,093
CK Hutchison Holdings Ltd.	2,500	19,214
Hitachi Ltd.	17,100	499,758
Honeywell International, Inc.	438	99,001
Lifco AB - B Shares	602	18,113
Sekisui Chemical Co. Ltd.	900	15,005
Siemens AG	2,107	499,760
		1,313,944
Industrial REITs — 0.1%
Goodman Group	1,690	30,085
Prologis, Inc.	2,895	382,661
		412,746
Insurance — 1.1%
Aflac, Inc.	1,581	173,451
AIA Group Ltd.	28,200	316,795
Allianz SE	1,113	461,214
Allstate Corp.	227	47,066
American International Group, Inc.	1,064	80,066
Aon PLC - Class A	341	110,068
Arthur J Gallagher & Co.	191	41,367
ASR Nederland NV	1,811	124,763
Assurant, Inc.	642	139,834
AXA SA	6,510	298,455
Axis Capital Holdings Ltd.	607	61,556
Security Description	Shares	Value
Insurance—(Continued)
Chubb Ltd.	3,187	$1,038,739
Dai-ichi Life Holdings, Inc.	12,400	113,312
Fairfax Financial Holdings Ltd.	40	68,157
Generali	5,005	201,805
Globe Life, Inc.	560	77,935
Great-West Lifeco, Inc.	2,119	99,240
Hannover Rueck SE	88	27,236
Hartford Insurance Group, Inc.	1,507	203,792
Japan Post Holdings Co. Ltd.	800	9,178
Manulife Financial Corp.	6,822	235,001
Markel Group, Inc. (a)	29	55,508
Marsh & McLennan Cos., Inc.	448	77,706
MS&AD Insurance Group Holdings, Inc.	900	23,553
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	387	241,074
NN Group NV	1,405	109,901
Progressive Corp.	2,791	553,288
Prudential PLC	2,830	39,465
Sompo Holdings, Inc.	500	19,537
Sun Life Financial, Inc.	2,098	131,436
Swiss Re AG	239	39,911
T&D Holdings, Inc.	3,800	96,581
Tokio Marine Holdings, Inc.	3,900	182,121
Travelers Cos., Inc.	150	43,752
W.R. Berkley Corp.	406	26,910
Willis Towers Watson PLC	134	38,954
Zurich Insurance Group AG	388	276,644
		5,885,371
Interactive Media & Services — 3.2%
Alphabet, Inc. - Class A	27,414	7,883,170
Alphabet, Inc. - Class C	14,751	4,231,472
Autotrader Group PLC	1,467	9,176
Bilibili, Inc. (ADR) (a) (b)	2,513	56,693
LY Corp.	5,200	12,603
Meta Platforms, Inc. - Class A	8,248	4,718,928
Pinterest, Inc. - Class A (a)	774	14,195
Reddit, Inc. - Class A (a)	1,518	204,399
Snap, Inc. - Class A (a)	223	1,026
Tencent Holdings Ltd.	1,600	101,011
		17,232,673
IT Services — 0.5%
Accenture PLC - Class A	1,395	276,615
Cloudflare, Inc. - Class A (a)	1,187	244,926
Cognizant Technology Solutions Corp. - Class A	387	23,742
CoreWeave, Inc. - Class A (a) (b)	133	10,304
Fujitsu Ltd.	1,300	26,419
Gartner, Inc. (a)	93	14,726
Indra Sistemas SA	1,910	105,247
International Business Machines Corp. (b)	2,269	549,983
MongoDB, Inc. (a)	69	16,889
NEC Corp.	900	22,422
Obic Co. Ltd.	600	14,621
Okta, Inc. (a)	1,618	127,353
Shopify, Inc. - Class A (a)	5,518	654,650
Snowflake, Inc. - Class A (a)	2,834	427,424
BHFTI-289

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services—(Continued)
Twilio, Inc. - Class A (a)	181	$22,773
VeriSign, Inc.	138	34,274
		2,572,368
Leisure Products — 0.0%
Bandai Namco Holdings, Inc.	400	9,880
Shimano, Inc.	100	10,479
		20,359
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	413	47,074
Danaher Corp.	1,359	257,666
Illumina, Inc. (a)	129	15,901
IQVIA Holdings, Inc. (a)	124	21,147
Lonza Group AG (b)	49	31,350
Qiagen NV	205	8,212
Thermo Fisher Scientific, Inc.	1,746	858,211
Waters Corp. (a)	1,279	380,886
West Pharmaceutical Services, Inc.	95	23,811
		1,644,258
Machinery — 1.1%
Atlas Copco AB - A Shares	3,227	56,760
Caterpillar, Inc.	1,424	1,008,847
Cummins, Inc.	734	394,907
Daimler Truck Holding AG	562	26,791
Deere & Co.	1,097	617,940
Ebara Corp.	6,300	177,518
FANUC Corp. (b)	800	27,863
Flowserve Corp. (b)	951	69,908
Fortive Corp. (b)	8,377	463,081
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	137	31,271
Hitachi Construction Machinery Co. Ltd.	3,300	112,906
IHI Corp.	700	14,306
Illinois Tool Works, Inc.	841	218,904
IMI PLC	1,367	46,604
Indutrade AB	312	7,215
Ingersoll Rand, Inc.	232	18,588
Kawasaki Heavy Industries Ltd.	500	9,487
Komatsu Ltd.	6,400	251,232
Konecranes OYJ	3,252	106,272
Kubota Corp.	500	7,889
Kurita Water Industries Ltd.	1,400	66,614
Metso OYJ	9,382	162,262
Mitsubishi Heavy Industries Ltd.	8,200	223,691
Otis Worldwide Corp.	470	36,228
PACCAR, Inc.	294	33,957
Parker-Hannifin Corp.	1,344	1,203,203
Sandvik AB	642	24,534
Techtronic Industries Co. Ltd.	1,500	19,966
Toyota Industries Corp. (a)	100	12,866
VAT Group AG	17	10,487
Volvo AB - B Shares	8,372	273,135
Wartsila OYJ Abp	710	26,548
Westinghouse Air Brake Technologies Corp.	116	28,990
Security Description	Shares	Value
Machinery—(Continued)
Yangzijiang Shipbuilding Holdings Ltd.	63,700	$189,283
		5,980,053
Marine Transportation — 0.0%
Kawasaki Kisen Kaisha Ltd.	500	8,418
Mitsui OSK Lines Ltd.	400	16,555
Nippon Yusen KK	300	11,011
		35,984
Media — 0.0%
Charter Communications, Inc. - Class A (a)	44	9,499
Fox Corp. - Class A	445	25,988
Omnicom Group, Inc.	179	13,480
Publicis Groupe SA	271	22,412
Trade Desk, Inc. - Class A (a)	2,881	65,370
		136,749
Metals & Mining — 0.7%
Agnico Eagle Mines Ltd.	413	83,832
Alamos Gold, Inc. - Class A	3,070	136,584
Anglo American PLC	1,059	44,991
ArcelorMittal SA	261	13,598
B2Gold Corp.	14,170	64,377
Barrick Mining Corp.	1,328	54,271
BHP Group Ltd.	12,685	463,487
Boliden AB (a)	457	24,258
Commercial Metals Co.	971	59,649
Evolution Mining Ltd.	5,490	49,755
Franco-Nevada Corp.	954	236,220
Freeport-McMoRan, Inc.	8,870	521,379
Glencore PLC (a)	8,316	63,368
Gold Fields Ltd. (ADR)	1,283	58,248
Hudbay Minerals, Inc.	3,386	70,904
JX Advanced Metals Corp.	400	8,695
KGHM Polska Miedz SA (a)	774	56,671
Kinross Gold Corp.	4,745	145,069
Mitsui Kinzoku Co. Ltd.	600	112,509
Newmont Corp.	3,264	353,328
Nippon Steel Corp.	8,000	29,390
Northern Star Resources Ltd.	4,804	70,133
Nucor Corp.	833	140,860
Pan American Silver Corp.	307	16,794
Rio Tinto Ltd.	1,174	131,997
Rio Tinto PLC	3,277	304,603
Steel Dynamics, Inc.	2,571	462,780
Sumitomo Metal Mining Co. Ltd.	1,500	86,960
Wheaton Precious Metals Corp.	204	26,778
		3,891,488
Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	3,000	129,480
Consolidated Edison, Inc.	2,515	284,648
Dominion Energy, Inc.	837	51,743
E.ON SE	7,714	168,603
Engie SA	1,584	51,068
BHFTI-290

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Multi-Utilities—(Continued)
National Grid PLC	23,052	$388,632
NiSource, Inc.	1,616	75,403
Public Service Enterprise Group, Inc.	346	28,009
Sempra	2,116	205,612
WEC Energy Group, Inc.	608	70,388
		1,453,586
Oil, Gas & Consumable Fuels — 1.9%
BP PLC	37,683	297,040
Cameco Corp.	1,643	178,674
Canadian Natural Resources Ltd.	2,279	111,173
Cenovus Energy, Inc.	1,158	30,733
Cheniere Energy, Inc.	91	25,822
Chevron Corp.	5,282	1,092,846
ConocoPhillips	12,194	1,609,608
Coterra Energy, Inc.	15,597	548,079
Enbridge, Inc.	8,626	467,606
ENEOS Holdings, Inc.	900	8,031
Eni SpA	10,929	310,343
EOG Resources, Inc.	3,205	463,347
Expand Energy Corp.	205	22,505
Exxon Mobil Corp.	10,854	1,841,490
Gaztransport Et Technigaz SA	1,213	282,690
Idemitsu Kosan Co. Ltd.	13,400	130,270
Inpex Corp.	8,400	246,471
Kinder Morgan, Inc.	1,852	62,098
Marathon Petroleum Corp.	220	53,720
Neste OYJ	504	16,276
Occidental Petroleum Corp.	630	40,950
OMV AG	1,272	92,376
ONEOK, Inc.	499	45,105
Phillips 66 Co.	349	63,581
Repsol SA	6,118	171,892
Santos Ltd.	4,083	22,423
Shell PLC	18,171	848,758
Suncor Energy, Inc.	1,426	94,318
Targa Resources Corp.	1,051	263,517
TC Energy Corp.	1,072	67,128
Texas Pacific Land Corp.	49	23,253
TotalEnergies SE	5,581	515,312
Valero Energy Corp.	230	56,828
Williams Cos., Inc.	5,083	369,941
Woodside Energy Group Ltd.	2,155	51,398
		10,525,602
Paper & Forest Products — 0.0%
UPM-Kymmene OYJ	949	29,519
Passenger Airlines — 0.0%
Deutsche Lufthansa AG	7,999	66,024
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. - Class A	2,289	164,281
Kao Corp.	300	11,723
Kenvue, Inc.	1,287	22,188
L'Oreal SA	552	226,356
Security Description	Shares	Value
Personal Care Products—(Continued)
Shiseido Co. Ltd.	100	$2,051
Unilever PLC	5,465	306,405
		733,004
Pharmaceuticals — 2.1%
Astellas Pharma, Inc.	13,700	223,680
AstraZeneca PLC	4,095	799,828
Bayer AG	605	27,504
Bristol-Myers Squibb Co.	16,542	1,003,272
Chugai Pharmaceutical Co. Ltd.	500	27,664
Daiichi Sankyo Co. Ltd.	1,200	21,157
Elanco Animal Health, Inc. (a) (b)	13,055	312,406
Eli Lilly & Co.	2,690	2,474,181
Galderma Group AG	95	18,417
GSK PLC	12,693	348,104
Haleon PLC	6,390	31,630
Johnson & Johnson	10,389	2,539,487
Merck & Co., Inc.	6,264	753,497
Novartis AG	5,936	901,260
Novo Nordisk AS - Class B	7,829	288,492
Orion OYJ - Class B	2,864	231,627
Otsuka Holdings Co. Ltd.	200	14,117
Pfizer, Inc.	14,251	400,168
Recordati Industria Chimica e Farmaceutica SpA	1,506	85,668
Roche Holding AG	1,525	602,170
Sandoz Group AG	459	36,003
Sanofi SA	1,847	178,154
Sumitomo Pharma Co. Ltd. (a)	2,200	29,334
Takeda Pharmaceutical Co. Ltd.	1,600	59,025
Teva Pharmaceutical Industries Ltd. (ADR) (a)	793	23,885
UCB SA	61	18,374
Zoetis, Inc.	330	39,009
		11,488,113
Professional Services — 0.1%
Automatic Data Processing, Inc.	669	135,927
Experian PLC	888	30,866
Paychex, Inc.	248	22,846
Recruit Holdings Co. Ltd.	4,200	181,696
RELX PLC	1,299	42,827
Verisk Analytics, Inc.	80	15,180
		429,342
Real Estate Management & Development — 0.1%
Azrieli Group Ltd.	57	7,634
CBRE Group, Inc. - Class A (a)	1,853	251,007
CK Asset Holdings Ltd.	3,500	19,993
CoStar Group, Inc. (a)	200	8,068
Jones Lang LaSalle, Inc. (a)	252	76,689
Mitsubishi Estate Co. Ltd.	4,800	132,822
Mitsui Fudosan Co. Ltd.	2,400	25,403
Sumitomo Realty & Development Co. Ltd.	300	8,435
Sun Hung Kai Properties Ltd.	500	8,475
Wharf Real Estate Investment Co. Ltd.	2,000	5,798
BHFTI-291

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
Zillow Group, Inc. - Class C (a)	172	$7,117
		551,441
Retail REITs — 0.1%
Realty Income Corp.	796	48,699
Simon Property Group, Inc.	1,486	277,184
		325,883
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc. (a)	8,085	1,644,732
Advantest Corp.	2,100	284,121
Analog Devices, Inc.	1,249	397,357
Applied Materials, Inc.	2,090	714,341
ASM International NV	115	87,599
ASML Holding NV	979	1,295,841
Astera Labs, Inc. (a)	81	8,878
BE Semiconductor Industries NV	50	10,549
Broadcom, Inc.	17,948	5,555,085
Credo Technology Group Holding Ltd. (a)	91	8,542
Disco Corp.	100	40,070
Enphase Energy, Inc. (a)	1,607	60,761
First Solar, Inc. (a)	1,376	271,430
Infineon Technologies AG	937	41,170
Intel Corp. (a)	9,927	438,079
Kioxia Holdings Corp. (a)	1,000	127,126
KLA Corp.	774	1,139,645
Lam Research Corp.	5,678	1,213,161
Marvell Technology, Inc.	2,470	244,653
Microchip Technology, Inc.	399	25,779
Micron Technology, Inc.	2,841	959,803
Monolithic Power Systems, Inc.	140	153,069
NVIDIA Corp.	85,692	14,944,685
NXP Semiconductors NV	579	113,982
Qnity Electronics, Inc. - Class W/I	164	18,922
QUALCOMM, Inc.	2,333	300,444
Rambus, Inc. (a)	517	44,478
Renesas Electronics Corp.	1,400	19,881
SCREEN Holdings Co. Ltd.	200	11,784
SK Hynix, Inc.	108	58,740
STMicroelectronics NV	652	22,382
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	470	158,837
Teradyne, Inc.	127	37,650
Texas Instruments, Inc.	3,484	676,384
Tokyo Electron Ltd.	1,000	244,552
		31,374,512
Software — 2.8%
Adobe, Inc. (a)	1,792	435,599
AppLovin Corp. - Class A (a)	553	220,094
Atlassian Corp. - Class A (a)	190	12,968
Autodesk, Inc. (a)	691	165,426
Cadence Design Systems, Inc. (a)	1,528	424,585
Check Point Software Technologies Ltd. (a)	57	8,143
Clear Secure, Inc. - Class A	1,443	69,856
Constellation Software, Inc.	28	49,152
Crowdstrike Holdings, Inc. - Class A (a)	947	369,718
Security Description	Shares	Value
Software—(Continued)
Datadog, Inc. - Class A (a)	1,103	$130,209
Fair Isaac Corp. (a)	16	17,081
Fortinet, Inc. (a)	467	38,163
HubSpot, Inc. (a)	67	16,355
Intuit, Inc.	1,426	616,574
IREN Ltd. (a)	232	7,953
Microsoft Corp.	25,123	9,299,781
Nebius Group NV (a)	136	14,111
Oracle Corp.	4,065	598,002
Palantir Technologies, Inc. - Class A (a)	6,246	913,665
Palo Alto Networks, Inc. (a)	2,412	386,692
Roper Technologies, Inc.	105	37,155
Sage Group PLC	1,893	21,142
Salesforce, Inc. (b)	2,278	425,234
SAP SE	2,584	437,298
ServiceNow, Inc. (a)	2,718	284,167
Strategy, Inc. - Class A (a) (b)	555	69,264
Synopsys, Inc. (a)	357	141,543
WiseTech Global Ltd.	298	8,134
Workday, Inc. - Class A (a)	145	18,838
Xero Ltd. (a)	163	8,719
Zscaler, Inc. (a)	740	103,815
		15,349,436
Specialized REITs — 0.1%
American Tower Corp.	331	57,124
Crown Castle, Inc.	391	31,792
Digital Realty Trust, Inc.	1,089	196,249
Equinix, Inc.	284	278,388
Gaming & Leisure Properties, Inc.	590	26,178
Iron Mountain, Inc.	262	26,761
Public Storage	172	46,591
SBA Communications Corp.	114	19,621
Weyerhaeuser Co.	1,019	24,894
		707,598
Specialty Retail — 0.6%
AutoZone, Inc. (a)	64	216,178
Carvana Co. (a) (b)	495	155,618
Fast Retailing Co. Ltd.	100	39,801
Home Depot, Inc.	2,539	835,052
Industria de Diseno Textil SA	2,467	141,842
Lowe's Cos., Inc.	807	190,678
Nitori Holdings Co. Ltd.	500	7,941
O'Reilly Automotive, Inc. (a)	7,032	649,124
Ross Stores, Inc.	249	53,941
Signet Jewelers Ltd.	814	68,897
TJX Cos., Inc.	6,661	1,063,762
Ulta Beauty, Inc. (a)	130	67,952
Williams-Sonoma, Inc.	121	22,062
		3,512,848
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	47,001	11,928,384
Canon, Inc.	400	11,140
Dell Technologies, Inc. - Class C	547	89,779
BHFTI-292

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Technology Hardware, Storage & Peripherals—(Continued)
Everpure, Inc. - Class A (a)	3,392	$200,264
FUJIFILM Holdings Corp.	1,000	19,006
Hewlett Packard Enterprise Co.	967	23,024
HP, Inc.	1,109	21,304
IonQ, Inc. (a)	212	6,112
Logitech International SA	216	19,736
Sandisk Corp. (a)	99	62,899
Seagate Technology Holdings PLC	648	253,860
Super Micro Computer, Inc. (a)	454	10,337
Western Digital Corp.	1,044	282,391
		12,928,236
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG	88	13,868
Asics Corp.	4,200	111,683
Cie Financiere Richemont SA - Class A	437	77,870
Deckers Outdoor Corp. (a)	81	8,107
Gildan Activewear, Inc.	530	29,516
Hermes International SCA	75	143,243
Kering SA	62	18,748
Lululemon Athletica, Inc. (a)	103	15,769
LVMH Moet Hennessy Louis Vuitton SE	569	316,287
NIKE, Inc. - Class B	2,255	119,109
Tapestry, Inc.	3,884	548,071
		1,402,271
Tobacco — 0.1%
Altria Group, Inc.	995	65,660
British American Tobacco PLC	1,366	79,571
Imperial Brands PLC	623	25,356
Japan Tobacco, Inc.	900	34,533
Philip Morris International, Inc.	953	157,569
		362,689
Trading Companies & Distributors — 0.4%
AerCap Holdings NV	203	27,848
Fastenal Co.	10,634	493,418
Ferguson Enterprises, Inc.	828	193,387
ITOCHU Corp.	20,800	264,377
Marubeni Corp.	1,000	36,771
Mitsubishi Corp.	10,100	346,846
Mitsui & Co. Ltd.	6,100	234,852
Rexel SA	1,029	40,244
Sumitomo Corp.	4,900	182,373
Sunbelt Rentals Holdings, Inc.	547	34,931
Toyota Tsusho Corp.	2,600	101,740
United Rentals, Inc.	181	131,869
WESCO International, Inc.	134	36,665
WW Grainger, Inc.	115	125,443
		2,250,764
Transportation Infrastructure — 0.0%
Aena SME SA	5,809	172,964
Transurban Group	2,367	23,004
		195,968
Security Description	Shares/ Principal Amount*	Value
Water Utilities — 0.0%
American Water Works Co., Inc. (b)	245	$33,342
United Utilities Group PLC	11,068	193,495
		226,837
Wireless Telecommunication Services — 0.2%
KDDI Corp.	20,300	347,636
SoftBank Corp.	23,600	31,495
SoftBank Group Corp.	8,000	192,273
Tele2 AB - B Shares	513	10,545
T-Mobile U.S., Inc.	2,466	517,934
Vodafone Group PLC	102,582	155,542
		1,255,425
Total Common Stocks (Cost $195,325,833)		249,984,214

Corporate Bonds & Notes—39.9%
Aerospace/Defense — 1.2%
Boeing Co.
3.250%, 02/01/35	2,000,000	1,714,322
5.805%, 05/01/50 (b)	500,000	483,363
Honeywell Aerospace, Inc.
4.950%, 03/16/36 (144A) (b)	854,000	847,341
Howmet Aerospace, Inc.
4.550%, 11/15/32 (b)	659,000	650,465
4.850%, 10/15/31 (b)	789,000	798,013
RTX Corp.
1.900%, 09/01/31 (b)	1,000,000	870,262
6.400%, 03/15/54 (b)	1,000,000	1,078,314
		6,442,080
Agriculture — 0.3%
BAT Capital Corp.
4.390%, 08/15/37 (b)	1,303,000	1,183,825
Philip Morris International, Inc.
4.375%, 04/30/30	560,000	557,008
		1,740,833
Apparel — 0.3%
Tapestry, Inc.
3.050%, 03/15/32	600,000	543,451
5.500%, 03/11/35 (b)	1,235,000	1,237,129
		1,780,580
Auto Manufacturers — 1.7%
BMW U.S. Capital LLC
5.200%, 08/11/35 (144A) (b)	335,000	331,027
5.400%, 03/21/35 (144A)	738,000	742,424
Daimler Truck Finance North America LLC
5.625%, 01/13/35 (144A)	1,056,000	1,070,919
Ford Motor Credit Co. LLC
2.900%, 02/16/28	1,136,000	1,089,230
4.000%, 11/13/30	200,000	186,120
General Motors Financial Co., Inc.
2.700%, 06/10/31 (b)	480,000	430,601
BHFTI-293

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Auto Manufacturers—(Continued)
General Motors Financial Co., Inc.
5.450%, 09/06/34 (b)	619,000	$613,938
5.750%, 02/08/31	647,000	667,588
5.950%, 04/04/34 (b)	2,000,000	2,055,025
Mercedes-Benz Finance North America LLC
4.500%, 03/10/31 (144A) (b)	1,026,000	1,013,096
Stellantis Finance U.S., Inc.
6.450%, 03/18/35 (144A)	1,075,000	1,058,943
		9,258,911
Banks — 10.0%
Bank of America Corp.
2.884%, 3M TSFR + 1.452%, 10/22/30 (b) (c)	1,649,000	1,559,791
2.972%, SOFR + 1.330%, 02/04/33 (b) (c)	4,836,000	4,377,611
4.375%, 5Y H15 + 2.760%, 01/27/27 (c)	1,097,000	1,083,681
Barclays PLC
2.667%, 1Y H15 + 1.200%, 03/10/32 (c)	629,000	563,970
5.335%, SOFR + 1.910%, 09/10/35 (c)	887,000	879,017
BNP Paribas SA
6.875%, 5Y H15 + 2.853%, 12/15/33 (144A) (b) (c)	440,000	425,168
BPCE SA
5.389%, SOFR + 1.581%, 05/28/31 (144A) (b) (c)	571,000	578,693
Citigroup, Inc.
5.174%, SOFR + 1.488%, 09/11/36 (b) (c)	989,000	980,388
6.625%, 5Y H15 + 3.001%, 02/15/31 (c)	682,000	682,512
6.875%, 5Y H15 + 2.890%, 08/15/30 (c)	496,000	499,501
Credit Agricole SA
4.818%, SOFR + 1.360%, 09/25/33 (144A) (c)	1,258,000	1,232,333
Deutsche Bank AG
4.469%, SOFR + 1.100%, 12/10/31 (b) (c)	686,000	674,498
HSBC Holdings PLC
4.398%, SOFR + 0.990%, 03/10/30 (c)	497,000	493,314
ING Groep NV
4.803%, SOFR + 1.260%, 03/23/32 (c)	1,131,000	1,124,228
5.066%, SOFR + 1.230%, 03/25/31 (b) (c)	1,298,000	1,308,983
5.420%, SOFR + 1.610%, 03/23/37 (c)	1,131,000	1,127,699
Intesa Sanpaolo SpA
6.625%, 06/20/33 (144A) (b)	2,344,000	2,539,254
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (c)	2,080,000	1,831,434
2.739%, 3M TSFR + 1.510%, 10/15/30 (b) (c)	3,580,000	3,371,685
3.650%, 5Y H15 + 2.850%, 06/01/26 (c)	576,000	573,358
KeyCorp
2.550%, 10/01/29 (b)	718,000	671,142
5.305%, SOFR + 1.367%, 01/28/37 (b) (c)	322,000	315,353
Lloyds Banking Group PLC
5.721%, 1Y H15 + 1.070%, 06/05/30 (b) (c)	1,523,000	1,572,736
M&T Bank Corp.
5.053%, SOFR + 1.850%, 01/27/34 (b) (c)	673,000	664,741
5.400%, 5Y H15 + 1.430%, 07/30/35 (b) (c)	650,000	647,909
Mitsubishi UFJ Financial Group, Inc.
5.159%, 1Y H15 + 1.170%, 04/24/31 (b) (c)	284,000	288,042
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (b) (c)	949,000	821,776
2.699%, SOFR + 1.143%, 01/22/31 (c)	672,000	623,968
2.943%, SOFR + 1.290%, 01/21/33 (c)	4,900,000	4,405,777
Security Description	Principal Amount*	Value
Banks—(Continued)
Norinchukin Bank
4.683%, 03/10/31 (144A) (b)	674,000	$666,302
PNC Financial Services Group, Inc.
6.200%, 5Y H15 + 3.238%, 09/15/27 (c)	2,070,000	2,074,595
Standard Chartered PLC
5.400%, 1Y H15 + 1.200%, 08/12/36 (144A) (c)	805,000	793,520
Truist Financial Corp.
1.950%, 06/05/30 (b)	724,000	652,984
5.711%, SOFR + 1.922%, 01/24/35 (c)	640,000	660,188
U.S. Bancorp
4.839%, SOFR + 1.600%, 02/01/34 (c)	2,159,000	2,133,690
UBS AG
4.632%, SOFR + 1.110%, 02/16/32 (b) (c)	1,552,000	1,546,659
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (b) (c)	3,617,000	3,317,064
6.625%, 5Y USD SOFR ICE Swap + 3.240%, 01/08/31 (144A) (c)	636,000	619,320
Wells Fargo & Co.
3.350%, SOFR + 1.500%, 03/02/33 (b) (c)	4,923,000	4,520,228
5.389%, SOFR + 2.020%, 04/24/34 (b) (c)	1,920,000	1,948,754
		54,851,866
Beverages — 0.3%
Bacardi-Martini BV
6.000%, 02/01/35 (144A) (b)	771,000	780,564
Constellation Brands, Inc.
4.950%, 11/01/35 (b)	712,000	687,313
		1,467,877
Building Materials — 0.2%
Owens Corning
5.950%, 06/15/54 (b)	1,000,000	986,898
Chemicals — 0.3%
LYB International Finance III LLC
5.875%, 01/15/36 (b)	702,000	704,320
SNF Group SACA
5.626%, 03/31/31 (144A)	1,133,000	1,146,369
		1,850,689
Computers — 0.4%
Dell International LLC/EMC Corp.
4.500%, 02/15/31 (b)	548,000	541,523
5.100%, 02/15/36 (b)	1,156,000	1,130,341
5.300%, 04/01/32 (b)	403,000	409,257
Kyndryl Holdings, Inc.
3.150%, 10/15/31	239,000	199,242
		2,280,363
Cosmetics/Personal Care — 0.4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
5.600%, 01/15/31 (144A) (b)	1,374,000	1,330,081
6.625%, 07/15/30 (144A) (b)	664,000	658,493
		1,988,574
BHFTI-294

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.375%, 12/15/31	1,069,000	$1,085,832
Aircastle Ltd.
6.500%, 07/18/28 (144A) (b)	1,773,000	1,838,171
Ally Financial, Inc.
5.548%, SOFR + 1.780%, 07/31/33 (b) (c)	813,000	798,592
Atlas Warehouse Lending Co. LP
4.625%, 11/15/28 (144A) (b)	250,000	246,217
Aviation Capital Group LLC
4.875%, 01/28/33 (144A)	656,000	633,046
Avolon Holdings Funding Ltd.
4.950%, 10/15/32 (144A)	1,978,000	1,926,526
5.150%, 01/15/30 (144A)	1,078,000	1,081,894
5.375%, 05/30/30 (144A)	286,000	289,118
Capital One Financial Corp.
5.197%, SOFR + 1.630%, 09/11/36 (b) (c)	495,000	479,868
6.183%, SOFR + 2.036%, 01/30/36 (b) (c)	333,000	338,712
6.700%, 11/29/32 (b)	1,425,000	1,548,189
Gabx Leasing LLC
5.300%, 04/15/36 (144A)	496,000	486,875
Jefferies Financial Group, Inc.
5.500%, 02/15/36 (b)	446,000	428,068
Stellantis Financial Services U.S. Corp.
5.400%, 09/15/30 (144A) (b)	751,000	737,438
Synchrony Financial
6.000%, SOFR + 2.070%, 07/29/36 (b) (c)	269,000	265,321
Western Union Co.
4.750%, 06/15/29	1,352,000	1,339,958
		13,523,825
Electric — 2.4%
Baltimore Gas & Electric Co.
5.400%, 06/01/53 (b)	2,000,000	1,880,428
Berkshire Hathaway Energy Co.
6.500%, 09/15/37	345,000	371,115
Commonwealth Edison Co.
5.950%, 06/01/55 (b)	313,000	317,254
ENEL Finance International NV
5.000%, 09/30/35 (144A) (b)	763,000	739,937
Entergy Arkansas LLC
5.450%, 06/01/34 (b)	978,000	1,006,103
Florida Power & Light Co.
5.300%, 06/15/34 (b)	2,000,000	2,056,350
PG&E Energy Recovery Funding LLC
2.280%, 01/15/38	1,624,000	1,347,196
2.822%, 07/15/48	2,151,000	1,585,412
Southern Power Co.
4.900%, 10/01/35 (b)	585,000	565,752
Virginia Electric & Power Co.
4.900%, 09/15/35 (b)	1,664,000	1,628,027
5.150%, 03/15/35	1,843,000	1,839,331
		13,336,905
Electrical Components & Equipment — 0.1%
Molex Electronic Technologies LLC
5.250%, 04/30/32 (144A)	320,000	324,211
Security Description	Principal Amount*	Value
Electronics — 0.2%
Keysight Technologies, Inc.
5.350%, 07/30/30	871,000	$894,772
Entertainment — 0.2%
Flutter Treasury DAC
5.875%, 06/04/31 (144A) (b)	1,268,000	1,256,195
Food — 0.6%
Flowers Foods, Inc.
2.400%, 03/15/31 (b)	630,000	532,848
5.750%, 03/15/35 (b)	987,000	942,972
Kellanova
5.250%, 03/01/33 (b)	646,000	659,320
Mars, Inc.
5.200%, 03/01/35 (144A) (b)	1,000,000	1,009,521
		3,144,661
Healthcare-Services — 1.2%
HCA, Inc.
2.375%, 07/15/31	2,000,000	1,767,522
4.625%, 03/15/52	1,220,000	973,917
UnitedHealth Group, Inc.
3.700%, 08/15/49	3,334,000	2,397,617
5.150%, 07/15/34	1,215,000	1,225,359
		6,364,415
Insurance — 3.8%
American International Group, Inc.
5.450%, 05/07/35 (b)	533,000	543,647
Assurant, Inc.
5.550%, 02/15/36 (b)	229,000	229,465
Athene Global Funding
5.322%, 11/13/31 (144A) (b)	298,000	294,611
Beacon Funding Trust
6.266%, 08/15/54 (144A) (b)	1,093,000	1,080,144
Belrose Funding Trust II
6.792%, 05/15/55 (144A) (b)	694,000	695,095
Chubb INA Holdings LLC
4.900%, 08/15/35 (b)	1,118,000	1,100,797
CNA Financial Corp.
5.200%, 08/15/35 (b)	1,113,000	1,089,118
Grand River Funding Trust I
6.311%, 02/15/36 (144A) (b)	498,000	502,400
Grand River Funding Trust II
7.280%, 02/15/56 (144A)	657,000	687,222
Hartford Insurance Group, Inc.
2.900%, 09/15/51	3,318,000	2,056,289
Horace Mann Educators Corp.
4.700%, 10/01/30	449,000	441,871
Lincoln Financial Global Funding
5.300%, 01/13/30 (144A) (b)	637,000	646,264
Lincoln National Corp.
5.350%, 11/15/35 (b)	659,000	642,330
Manulife Financial Corp.
4.986%, 12/11/35	588,000	574,439
BHFTI-295

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Insurance—(Continued)
MassMutual Global Funding II
4.350%, 09/17/31 (144A) (b)	1,516,000	$1,487,796
Northwestern Mutual Life Insurance Co.
6.170%, 05/29/55 (144A) (b)	404,000	414,977
Omnis Funding Trust
6.722%, 05/15/55 (144A) (b)	1,375,000	1,390,019
Pacific Life Global Funding II
4.875%, 07/17/32 (144A) (b)	1,841,000	1,846,368
Pricoa Global Funding I
4.750%, 08/26/32 (144A) (b)	1,119,000	1,105,319
Protective Life Corp.
4.700%, 01/15/31 (144A) (b)	408,000	404,069
Prudential Financial, Inc.
5.125%, 5Y H15 + 3.162%, 03/01/52 (b) (c)	1,827,000	1,748,211
Unum Group
4.500%, 12/15/49 (b)	795,000	628,462
6.000%, 06/15/54 (b)	1,010,000	953,145
		20,562,058
Internet — 1.2%
Alphabet, Inc.
4.400%, 02/15/33	574,000	566,851
4.800%, 02/15/36	574,000	571,541
Amazon.com, Inc.
4.650%, 11/20/35 (b)	1,469,000	1,440,426
5.450%, 11/20/55	2,266,000	2,164,639
Beignet Investor LLC
6.581%, 05/30/49 (144A)	1,146,000	1,178,267
Meta Platforms, Inc.
4.600%, 11/15/32	254,000	251,508
5.625%, 11/15/55	585,000	548,373
		6,721,605
Investment Companies — 0.1%
EQT AB
5.850%, 05/08/35 (144A) (b)	538,000	539,188
Leisure Time — 0.4%
Carnival Corp.
4.000%, 08/01/28 (144A)	669,000	653,264
5.125%, 05/01/29 (144A)	691,000	686,012
Royal Caribbean Cruises Ltd.
5.375%, 01/15/36 (b)	1,168,000	1,147,498
		2,486,774
Machinery-Construction & Mining — 0.1%
Vertiv Holdings Co.
4.850%, 03/15/36 (b)	511,000	496,880
Machinery-Diversified — 0.3%
Ingersoll Rand, Inc.
5.450%, 06/15/34 (b)	1,000,000	1,021,074
Regal Rexnord Corp.
6.400%, 04/15/33	500,000	528,495
		1,549,569
Security Description	Principal Amount*	Value
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700%, 04/01/51	5,173,000	$3,201,646
Comcast Corp.
2.887%, 11/01/51	5,000,000	2,890,328
Paramount Global
4.200%, 05/19/32 (b)	1,250,000	1,071,593
		7,163,567
Mining — 0.2%
Anglo American Capital PLC
4.625%, 03/19/31 (144A)	575,000	568,417
5.250%, 03/19/36 (144A)	555,000	542,668
		1,111,085
Oil & Gas — 1.5%
BP Capital Markets PLC
6.125%, 5Y H15 + 1.924%, 03/18/35 (b) (c)	1,059,000	1,068,146
Coterra Energy, Inc.
5.400%, 02/15/35 (b)	825,000	827,630
Eni SpA
5.750%, 05/19/35 (144A)	432,000	448,085
Harbour Energy PLC
6.327%, 04/01/35 (144A) (b)	1,098,000	1,125,215
HF Sinclair Corp.
6.250%, 01/15/35 (b)	606,000	625,711
Ovintiv, Inc.
6.500%, 08/15/34 (b)	638,000	679,943
6.500%, 02/01/38	736,000	771,083
Permian Resources Operating LLC
6.250%, 02/01/33 (144A) (b)	380,000	387,082
Phillips 66 Co.
5.875%, 5Y H15 + 2.283%, 03/15/56 (b) (c)	667,000	656,834
6.200%, 5Y H15 + 2.166%, 03/15/56 (b) (c)	500,000	497,754
Repsol E&P Capital Markets U.S. LLC
5.204%, 09/16/30 (144A) (b)	563,000	567,762
5.976%, 09/16/35 (144A)	558,000	568,004
		8,223,249
Pharmaceuticals — 1.7%
AbbVie, Inc.
4.250%, 11/21/49	1,500,000	1,217,600
CVS Health Corp.
5.250%, 02/21/33 (b)	139,000	140,588
5.625%, 02/21/53 (b)	2,432,000	2,228,417
Eli Lilly & Co.
4.600%, 08/14/34 (b)	1,500,000	1,484,826
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 05/19/33 (b)	672,000	669,440
5.300%, 05/19/53 (b)	2,000,000	1,858,740
Viatris, Inc.
3.850%, 06/22/40	1,610,000	1,221,938
4.000%, 06/22/50	1,205,000	789,766
		9,611,315
BHFTI-296

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines — 1.3%
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	1,126,000	$1,093,967
Cheniere Energy, Inc.
5.650%, 04/15/34	1,045,000	1,075,856
Enbridge, Inc.
7.375%, 5Y H15 + 3.122%, 03/15/55 (b) (c)	500,000	525,266
Energy Transfer LP
5.350%, 01/15/36 (b)	684,000	679,250
5.950%, 05/15/54 (b)	513,000	481,028
MPLX LP
5.400%, 09/15/35 (b)	1,008,000	1,003,494
Plains All American Pipeline LP/PAA Finance Corp.
5.600%, 01/15/36 (b)	509,000	510,649
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (b)	1,000,000	992,740
Williams Cos., Inc.
5.150%, 03/15/36 (b)	596,000	587,127
		6,949,377
Real Estate Investment Trusts — 2.2%
American Tower Corp.
2.100%, 06/15/30 (b)	750,000	674,973
5.400%, 01/31/35 (b)	569,000	574,145
Broadstone Net Lease LLC
5.000%, 11/01/32	674,000	662,956
Cousins Properties LP
4.875%, 03/01/33 (b)	223,000	214,698
5.250%, 07/15/30	594,000	601,813
FIBRA Prologis
5.625%, 01/14/38 (144A) (b)	592,000	563,134
Highwoods Realty LP
4.200%, 04/15/29	500,000	486,184
5.350%, 01/15/33 (b)	159,000	155,247
7.650%, 02/01/34 (b)	317,000	350,996
Host Hotels & Resorts LP
5.500%, 04/15/35 (b)	412,000	408,760
5.700%, 07/01/34	500,000	505,215
Kilroy Realty LP
2.500%, 11/15/32 (b)	500,000	407,092
Kimco Realty OP LLC
4.850%, 03/01/35	781,000	765,069
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 (b)	339,000	298,387
3.375%, 02/01/31 (b)	1,186,000	1,096,130
Phillips Edison Grocery Center Operating Partnership I LP
5.250%, 08/15/32	658,000	660,715
Piedmont Operating Partnership LP
3.150%, 08/15/30	750,000	673,983
Prologis Targeted U.S. Logistics Fund LP
4.750%, 01/15/36 (144A)	1,147,000	1,099,966
Regency Centers LP
5.100%, 01/15/35 (b)	1,511,000	1,505,961
Trust Fibra Uno
7.700%, 01/23/32 (144A)	518,000	546,143
		12,251,567
Security Description	Principal Amount*/ Shares	Value
Retail — 0.1%
Tractor Supply Co.
1.750%, 11/01/30 (b)	632,000	$557,121
Semiconductors — 0.3%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	935,000	794,363
Foundry JV Holdco LLC
5.900%, 01/25/33 (144A)	315,000	323,855
Intel Corp.
3.250%, 11/15/49	1,000,000	631,798
		1,750,016
Software — 2.0%
Fidelity National Information Services, Inc.
4.550%, 03/10/29	1,248,000	1,242,115
4.800%, 03/10/31	657,000	651,843
Fiserv, Inc.
5.250%, 08/11/35 (b)	502,000	488,202
5.625%, 08/21/33 (b)	750,000	757,029
Oracle Corp.
3.600%, 04/01/40 (b)	1,328,000	962,771
3.600%, 04/01/50	1,000,000	603,728
3.650%, 03/25/41	611,000	434,827
4.000%, 07/15/46	735,000	494,971
4.550%, 02/04/29 (b)	787,000	777,054
4.700%, 09/27/34 (b)	839,000	765,688
4.800%, 09/26/32 (b)	759,000	722,832
5.350%, 05/04/33	502,000	488,686
Roper Technologies, Inc.
5.100%, 09/15/35 (b)	670,000	651,493
Salesforce, Inc.
4.900%, 09/15/31	843,000	841,806
Synopsys, Inc.
5.000%, 04/01/32 (b)	280,000	282,430
5.150%, 04/01/35 (b)	735,000	736,405
		10,901,880
Telecommunications — 1.1%
AT&T, Inc.
3.500%, 06/01/41 (b)	2,658,000	2,061,753
3.550%, 09/15/55	1,000,000	650,362
4.850%, 03/01/39 (b)	1,000,000	931,319
TELUS Corp.
3.400%, 05/13/32 (b)	299,000	272,615
6.625%, 5Y H15 + 2.515%, 06/09/56 (c)	567,000	552,688
Verizon Communications, Inc.
3.550%, 03/22/51 (b)	2,187,000	1,525,812
		5,994,549
Total Corporate Bonds & Notes (Cost $223,761,037)		218,363,455

Investment Companies—2.5%
Exchange-Traded Funds — 2.5%
VanEck Gold Miners ETF (b)	27,635	2,536,064
BHFTI-297

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Investment Companies — (Continued)
Security Description	Shares/ Principal Amount*	Value
Exchange-Traded Funds—(Continued)
VanEck J. P. Morgan EM Local Currency Bond ETF (b)	450,744	$11,318,182
Total Investment Companies (Cost $14,389,530)		13,854,246

Preferred Stocks—0.0%
Automobiles — 0.0%
Porsche Automobil Holding SE	368	13,237
Volkswagen AG	215	21,531
		34,768
Household Products — 0.0%
Henkel AG & Co. KGaA	289	22,204
Life Sciences Tools & Services — 0.0%
Sartorius AG	35	8,541
Total Preferred Stocks (Cost $73,037)		65,513

Warrants—0.0%
Software — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	208	0

Short-Term Investments—8.5%
Repurchase Agreement—3.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $21,498,109; collateralized by U.S. Treasury Notes at 3.750%, maturing 08/15/27, with a market value of $21,926,725	21,496,616	21,496,616
U.S. Treasury—4.6%
U.S. Treasury Bills
3.570%, 05/28/26 (b) (d)	25,000,000	24,856,024
Total Short-Term Investments (Cost $46,355,304)		46,352,640

Securities Lending Reinvestments (e)—9.7%
Short-Term Investment Funds—1.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (f)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (f)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (f)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (f)	3,000,000	3,000,000
		10,000,000

Security Description	Principal Amount*	Value

Certificate of Deposit—0.4%
Bank of Montreal
3.980%, SOFR + 0.350%, 05/14/26 (c)	2,000,000	$1,999,998
Commercial Paper—0.4%
Verto Capital I-A LLC
3.800%, 04/24/26	2,000,000	1,994,836
Repurchase Agreements—6.2%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $2,000,203; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $1,600,164; collateralized by various Common Stock with an aggregate market value of $1,779,650	1,600,000	1,600,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $2,000,210; collateralized by various Common Stock with an aggregate market value of $2,224,562	2,000,000	2,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $5,000,510; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $5,100,000	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $4,000,410; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $4,080,053	4,000,000	4,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $4,084,894; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $4,080,053	4,000,000	4,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $5,001,575; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $5,101,090	5,001,068	5,001,068
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,500,158; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $1,666,474	1,500,000	1,500,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $9,000,945; collateralized by various Common Stock with an aggregate market value of $10,031,658	9,000,000	9,000,000
		34,101,068
BHFTI-298

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Time Deposits—0.9%
Credit Agricole CIB
3.630%, 04/01/26	2,000,000	$2,000,000
DZ Bank AG
3.610%, 04/01/26	1,000,000	1,000,000
Svenska NY
3.610%, 04/01/26	2,000,000	2,000,000
		5,000,000
Total Securities Lending Reinvestments (Cost $53,096,212)		53,095,902
Total Investments—106.3% (Cost $533,000,953)		581,715,970
Other assets and liabilities (net)—(6.3)%		(34,465,401)
Net Assets—100.0%		$547,250,569

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $124,007,083 and the collateral received consisted of cash in the amount of $53,082,701 and non-cash collateral with a value of $74,007,138. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio.

(c)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$50,865,769, which is 9.3% of net assets.

Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	2,598,000	JPMC	04/28/26	USD	1,811,312	$(19,373)
CAD	1,418,000	JPMC	04/28/26	USD	1,033,283	(12,734)
CHF	13,902,000	GSI	04/28/26	USD	17,739,655	(303,492)
CHF	1,488,000	GSI	04/28/26	USD	1,898,763	(32,484)
DKK	4,585,000	JPMC	04/28/26	USD	713,300	(3,264)
EUR	3,195,103	JPMC	04/28/26	USD	3,709,687	(12,062)
GBP	2,243,161	JPMC	04/28/26	USD	3,006,004	(37,055)
HKD	2,275,000	UBSA	04/28/26	USD	290,874	(318)
JPY	444,069,344	UBSA	04/28/26	USD	2,806,932	(2,651)
NOK	2,079,000	JPMC	04/28/26	USD	213,412	1,280
SEK	11,404,000	GSI	04/28/26	USD	1,223,728	(17,448)

Contracts to Deliver
EUR	12,181,000	JPMC	04/28/26	USD	14,142,799	45,986
JPY	2,364,723,000	CBNA	04/28/26	USD	14,946,172	13,036
SGD	811,000	UBSA	04/28/26	USD	636,127	4,166

Cross Currency Contracts to Buy
CHF	7,008,648	JPMC	04/28/26	EUR	7,695,000	(114,875)
JPY	2,366,512,667	GSI	04/28/26	CHF	11,729,532	233,027
Net Unrealized Depreciation						$(258,261)
BHFTI-299

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	06/19/26	110	EUR	6,044,500	$(216,686)
FTSE 100 Index Futures	06/19/26	42	GBP	4,283,580	(40,070)
MSCI World Index Futures	06/19/26	603	USD	82,454,220	(2,897,216)
Nikkei 225 Index Futures	06/11/26	18	JPY	920,880,000	(112,367)
S&P 500 Equal Weight Index E-Mini Futures	06/18/26	35	USD	5,471,200	(51,886)
SPI 200 Index Futures	06/18/26	19	AUD	4,043,675	(42,027)
TOPIX Index Futures	06/11/26	6	JPY	210,240,000	(16,031)
U.S. Treasury Long Bond Futures	06/18/26	137	USD	15,600,875	(465,908)
U.S. Treasury Note Ultra 10 Year Futures	06/18/26	57	USD	6,470,391	(14,351)
U.S. Treasury Ultra Long Bond Futures	06/18/26	24	USD	2,797,500	(86,234)

Futures Contracts—Short
Bloomberg U.S. Corporate Investment Grade Index Futures	06/16/26	(98)	USD	(10,448,760)	(60,935)
MSCI Emerging Markets Index Futures	06/19/26	(1)	USD	(72,730)	(2,399)
S&P 500 Index E-Mini Futures	06/18/26	(89)	USD	(29,239,838)	155,073
U.S. Treasury Note 2 Year Futures	06/30/26	(106)	USD	(21,989,203)	147,516
U.S. Treasury Note 5 Year Futures	06/30/26	(289)	USD	(31,263,930)	246,594
U.S. Treasury Note 10 Year Futures	06/18/26	(319)	USD	(35,423,953)	482,329
Net Unrealized Depreciation					$(2,974,598)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M SOFR	Quarterly	3.530%	Quarterly	01/24/36	USD	166,800,000	$(3,565,726)	$19,535	$(3,585,261)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,914,273	$1,682,256	$—	$7,596,529
Air Freight & Logistics	635,536	84,551	—	720,087
Automobile Components	222,835	417,563	—	640,398
Automobiles	2,751,378	695,363	—	3,446,741
Banks	8,736,911	7,632,218	—	16,369,129
Beverages	3,277,940	176,077	—	3,454,017
Biotechnology	2,785,850	36,741	—	2,822,591
Broadline Retail	7,565,868	302,839	—	7,868,707
Building Products	967,963	169,604	—	1,137,567
Capital Markets	7,036,275	914,573	—	7,950,848
Chemicals	2,171,877	569,364	—	2,741,241
Commercial Services & Supplies	1,271,892	236,088	—	1,507,980
Communications Equipment	3,377,463	284,732	—	3,662,195
Construction & Engineering	1,406,565	1,106,062	—	2,512,627
Construction Materials	729,045	170,510	—	899,555
Consumer Finance	1,559,868	—	—	1,559,868
Consumer Staples Distribution & Retail	3,818,574	409,199	—	4,227,773
Containers & Packaging	99,094	—	—	99,094
Distributors	—	7,210	—	7,210
Diversified REITs	—	167,027	—	167,027
Diversified Telecommunication Services	1,300,238	1,437,386	—	2,737,624
BHFTI-300

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Electric Utilities	$2,960,858	$1,241,623	$—	$4,202,481
Electrical Equipment	4,448,326	2,542,429	—	6,990,755
Electronic Equipment, Instruments & Components	2,507,621	387,331	—	2,894,952
Energy Equipment & Services	1,167,454	—	—	1,167,454
Entertainment	3,254,701	176,889	—	3,431,590
Financial Services	5,770,128	231,935	—	6,002,063
Food Products	347,028	961,553	—	1,308,581
Gas Utilities	198,020	344,179	—	542,199
Ground Transportation	1,389,634	62,302	—	1,451,936
Health Care Equipment & Supplies	3,449,182	487,739	—	3,936,921
Health Care Providers & Services	3,554,731	15,528	—	3,570,259
Health Care REITs	1,662,201	—	—	1,662,201
Health Care Technology	39,172	—	—	39,172
Hotels, Restaurants & Leisure	2,846,398	290,062	—	3,136,460
Household Durables	517,008	357,323	—	874,331
Household Products	1,992,848	160,039	—	2,152,887
Independent Power and Renewable Electricity Producers	156,644	39,429	—	196,073
Industrial Conglomerates	262,094	1,051,850	—	1,313,944
Industrial REITs	382,661	30,085	—	412,746
Insurance	3,303,826	2,581,545	—	5,885,371
Interactive Media & Services	17,109,883	122,790	—	17,232,673
IT Services	2,403,659	168,709	—	2,572,368
Leisure Products	—	20,359	—	20,359
Life Sciences Tools & Services	1,604,696	39,562	—	1,644,258
Machinery	4,094,553	1,885,500	—	5,980,053
Marine Transportation	—	35,984	—	35,984
Media	114,337	22,412	—	136,749
Metals & Mining	2,431,073	1,460,415	—	3,891,488
Multi-Utilities	845,283	608,303	—	1,453,586
Oil, Gas & Consumable Fuels	7,532,322	2,993,280	—	10,525,602
Paper & Forest Products	—	29,519	—	29,519
Passenger Airlines	—	66,024	—	66,024
Personal Care Products	186,469	546,535	—	733,004
Pharmaceuticals	7,545,905	3,942,208	—	11,488,113
Professional Services	173,953	255,389	—	429,342
Real Estate Management & Development	342,881	208,560	—	551,441
Retail REITs	325,883	—	—	325,883
Semiconductors & Semiconductor Equipment	29,130,697	2,243,815	—	31,374,512
Software	14,874,143	475,293	—	15,349,436
Specialized REITs	707,598	—	—	707,598
Specialty Retail	3,323,264	189,584	—	3,512,848
Technology Hardware, Storage & Peripherals	12,878,354	49,882	—	12,928,236
Textiles, Apparel & Luxury Goods	720,572	681,699	—	1,402,271
Tobacco	223,229	139,460	—	362,689
Trading Companies & Distributors	967,328	1,283,436	—	2,250,764
Transportation Infrastructure	—	195,968	—	195,968
Water Utilities	33,342	193,495	—	226,837
Wireless Telecommunication Services	517,934	737,491	—	1,255,425
Total Common Stocks	203,927,338	46,056,876	—	249,984,214
Total Corporate Bonds & Notes*	—	218,363,455	—	218,363,455
Total Investment Companies*	13,854,246	—	—	13,854,246
Total Preferred Stocks*	—	65,513	—	65,513
Total Short-Term Investments*	—	46,352,640	—	46,352,640
Securities Lending Reinvestments
Short-Term Investment Funds	10,000,000	—	—	10,000,000
Certificate of Deposit	—	1,999,998	—	1,999,998
Commercial Paper	—	1,994,836	—	1,994,836
Repurchase Agreements	—	34,101,068	—	34,101,068
Time Deposits	—	5,000,000	—	5,000,000
Total Securities Lending Reinvestments	10,000,000	43,095,902	—	53,095,902
Total Investments	$227,781,584	$353,934,386	$—	$581,715,970
Collateral for Securities Loaned (Liability)	$—	$(53,082,701)	$—	$(53,082,701)
BHFTI-301

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$297,495	$—	$297,495
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(555,756)	—	(555,756)
Total Forward Contracts	$—	$(258,261)	$—	$(258,261)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,031,512	$—	$—	$1,031,512
Futures Contracts (Unrealized Depreciation)	(4,006,110)	—	—	(4,006,110)
Total Futures Contracts	$(2,974,598)	$—	$—	$(2,974,598)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(3,585,261)	$—	$(3,585,261)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
BHFTI-302

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—96.3% of Net Assets

Security Description	Shares	Value

Australia — 0.6%
Anglogold Ashanti PLC	62,693	$6,290,356
Brazil — 3.5%
Ambev SA (ADR) (a)	380,400	1,110,768
B3 SA - Brasil Bolsa Balcao	953,900	3,388,469
Banco Bradesco SA	178,100	574,544
Banco Bradesco SA (ADR)	117,600	429,240
Cia De Sanena Do Parana	138,100	1,187,214
Cogna Educacao SA	564,630	344,456
Energisa SA	162,190	1,642,613
Itau Unibanco Holding SA	60,842	502,959
Itau Unibanco Holding SA (ADR)	674,246	5,650,181
Lojas Renner SA	199,000	574,735
NU Holdings Ltd. - Class A (b)	187,600	2,695,812
Petroleo Brasileiro SA - Petrobras	309,000	3,215,960
Rede D'Or Sao Luiz SA	332,700	2,503,030
Telefonica Brasil SA	361,300	2,875,836
TIM SA	514,400	2,726,995
Vale SA	330,000	5,254,670
Vale SA (ADR) (a)	73,100	1,163,021
Vibra Energia SA	220,861	1,348,229
XP, Inc. - Class A	33,200	632,128
		37,820,860
Chile — 0.3%
Cencosud SA	205,466	560,947
Enel Chile SA	6,509,336	502,399
Engie Energia Chile SA	255,975	411,766
Falabella SA	36,787	225,188
Inversiones La Construccion SA	7,986	167,262
Latam Airlines Group SA	69,340,979	1,707,585
		3,575,147
China — 24.4%
3SBio, Inc.	640,500	1,883,396
AAC Technologies Holdings, Inc.	353,500	1,508,194
Agricultural Bank of China Ltd. - Class H	354,000	254,434
Alibaba Group Holding Ltd.	1,743,800	27,451,806
Alibaba Health Information Technology Ltd. (a) (b)	182,000	110,390
Alphamab Oncology (b)	309,000	308,635
Aluminum Corp. of China Ltd. - Class H	374,000	544,660
ANTA Sports Products Ltd.	196,400	1,914,523
Ascletis Pharma, Inc. (a) (b)	77,000	165,157
AviChina Industry & Technology Co. Ltd. - Class H	919,000	391,733
Baidu, Inc. - Class A (b)	191,500	2,662,294
Bank of Changsha Co. Ltd. - Class A	479,900	671,058
Bank of China Ltd. - Class H	3,639,000	2,342,319
Bank of Guiyang Co. Ltd. - Class A	1,272,500	1,081,586
Bank of Jiangsu Co. Ltd. - Class A	435,500	689,647
Bank of Ningbo Co. Ltd. - Class A	85,400	378,331
Baoshan Iron & Steel Co. Ltd. - Class A	158,500	147,709
Beauty Farm Medical & Health Industry, Inc.	131,500	341,636
Beijing Enterprises Holdings Ltd.	99,000	382,264
Beijing Jingneng Clean Energy Co. Ltd. - Class H	1,282,000	372,125
Beijing Jingneng Power Co. Ltd. - Class A	1,462,700	1,083,636
Bilibili, Inc. - Class Z (a) (b)	21,920	494,259
Security Description	Shares	Value
China — (Continued)
BOC Aviation Ltd.	217,800	$2,163,265
BYD Co. Ltd. - Class H (a)	247,600	3,394,703
CGN New Energy Holdings Co. Ltd.	2,684,000	862,050
Chervon Holdings Ltd.	61,100	128,154
China Conch Venture Holdings Ltd.	513,500	753,934
China Construction Bank Corp. - Class H	8,082,000	8,777,835
China East Education Holdings Ltd.	256,000	168,633
China Feihe Ltd.	1,017,000	451,834
China Foods Ltd.	1,098,000	523,817
China Hongqiao Group Ltd.	741,000	3,375,823
China International Marine Containers Group Co. Ltd. - Class H	303,100	386,772
China Life Insurance Co. Ltd. - Class H	256,000	817,983
China Merchants Bank Co. Ltd. - Class A	131,900	752,699
China Merchants Bank Co. Ltd. - Class H	582,000	3,695,122
China Merchants Port Group Co. Ltd. - Class A	63,400	200,863
China National Building Material Co. Ltd. - Class H	3,282,000	2,012,106
China Nonferrous Mining Corp. Ltd.	633,000	945,303
China Pacific Insurance Group Co. Ltd. - Class A	61,000	329,523
China Pacific Insurance Group Co. Ltd. - Class H	696,200	2,860,771
China Reinsurance Group Corp. - Class H	5,397,000	1,018,780
China Resources Land Ltd.	875,000	3,274,169
China Tower Corp. Ltd. - Class H	273,600	376,407
China Water Affairs Group Ltd.	230,000	143,457
CITIC Ltd.	107,000	162,647
Citic Pacific Special Steel Group Co. Ltd. - Class A	273,400	650,583
CITIC Securities Co. Ltd. - Class H (a)	198,500	606,166
CMOC Group Ltd. - Class A	524,200	1,329,661
CMOC Group Ltd. - Class H	1,125,000	2,363,507
Contemporary Amperex Technology Co. Ltd. - Class A	34,620	2,029,196
COSCO SHIPPING Holdings Co. Ltd. - Class A	338,890	738,232
COSCO SHIPPING Holdings Co. Ltd. - Class H (a)	943,700	1,797,121
CSPC Pharmaceutical Group Ltd.	1,190,000	1,394,570
DaShenLin Pharmaceutical Group Co. Ltd. - Class A	401,900	1,040,836
Dongyue Group Ltd.	113,000	157,306
Eastern Air Logistics Co. Ltd. - Class A	160,800	401,754
ENN Natural Gas Co. Ltd. - Class A	134,600	425,652
Far East Horizon Ltd.	681,000	614,375
Foxconn Industrial Internet Co. Ltd. - Class A	64,300	487,174
Fufeng Group Ltd. (a)	857,000	758,371
Fuyao Glass Industry Group Co. Ltd. - Class H	33,200	249,349
Gansu Shangfeng Cement Co. Ltd. - Class A	550,400	1,039,607
Gdh Supertime Group Co. Ltd. - Class A	570,200	1,095,698
Geely Automobile Holdings Ltd.	1,573,000	4,244,084
GEPIC Energy Development Co. Ltd. - Class A	951,800	1,060,289
Goldcup Electric Apparatus Co. Ltd. - Class A	496,600	961,097
Goldwind Science & Technology Co. Ltd. - Class A	127,500	488,686
Goldwind Science & Technology Co. Ltd. - Class H (a)	214,800	396,167
Guangdong Investment Ltd.	2,652,000	2,672,878
Guodian Nanjing Automation Co. Ltd. - Class A	378,060	859,546
Guoquan Food Shanghai Co. Ltd. - Class H	220,400	118,783
H World Group Ltd. (ADR)	34,400	1,729,976
Haier Smart Home Co. Ltd. - Class A	53,100	165,360
Haier Smart Home Co. Ltd. - Class H (a)	779,400	2,079,513
Hansoh Pharmaceutical Group Co. Ltd.	128,000	582,331
Harbin Electric Co. Ltd. - Class H	374,000	1,042,457
Hengan International Group Co. Ltd.	699,000	2,453,176
BHFTI-303

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
China — (Continued)
Huaneng Power International, Inc. - Class H	526,000	$396,196
Huaxin Building Materials Group Co. Ltd. - Class A	45,500	140,356
Industrial & Commercial Bank of China Ltd. - Class H	4,468,000	3,964,908
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - Class A	505,800	403,517
Innovent Biologics, Inc. (b)	80,000	877,667
JD Logistics, Inc. (b)	204,300	359,784
JD.com, Inc. - Class A	291,904	4,305,685
Jiangxi Ganyue Expressway Co. Ltd. - Class A	299,300	204,572
JNBY Design Ltd.	399,000	1,070,116
Jointo Energy Investment Co. Ltd. Hebei - Class A	497,000	664,728
Kingfa Sci & Tech Co. Ltd. - Class A	300,400	730,570
Kuaishou Technology	387,200	2,280,367
Lenovo Group Ltd.	2,108,000	2,505,050
Lonking Holdings Ltd.	2,313,000	886,106
Meituan - Class B (a) (b)	286,610	3,114,718
Midea Group Co. Ltd. - Class A	29,717	330,126
Midea Group Co. Ltd. - Class H	72,100	782,479
Minth Group Ltd.	32,000	134,556
MMG Ltd. (b)	476,000	448,426
Muyuan Foods Co. Ltd. - Class A	125,200	755,976
MYS Group Co. Ltd. - Class A	445,600	237,742
Nanjing Kangni Mechanical & Electrical Co. Ltd. - Class A	915,500	912,690
NetEase, Inc.	181,100	4,029,388
New Oriental Education & Technology Group, Inc.	317,100	1,791,018
Newborn Town, Inc. (b)	72,000	74,052
Noah Holdings Ltd. (ADR)	11,900	117,810
PDD Holdings, Inc. (ADR) (b)	49,900	5,098,782
People's Insurance Co. Group of China Ltd. - Class H	2,785,000	1,937,624
PetroChina Co. Ltd. - Class H	3,684,000	5,004,694
PICC Property & Casualty Co. Ltd. - Class H	1,378,000	2,539,184
Ping An Insurance Group Co. of China Ltd. - Class A	125,600	1,048,792
Ping An Insurance Group Co. of China Ltd. - Class H (a)	893,000	6,963,954
Pop Mart International Group Ltd. (a)	46,800	878,502
Precision Tsugami China Corp. Ltd.	131,000	575,897
Qingdao Gon Technology Co. Ltd. - Class A	36,400	250,026
Satellite Chemical Co. Ltd. - Class A	180,400	711,536
Shandong Bohui Paper Industrial Co. Ltd. - Class A	235,700	221,142
Shandong Nanshan Aluminum Co. Ltd. - Class A	193,000	174,140
Shandong Sun Paper Industry JSC Ltd. - Class A	77,525	167,536
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	898,000	430,927
Shanghai Rural Commercial Bank Co. Ltd. - Class A	248,900	328,305
Shanghai Zhenhua Heavy Industries Co. Ltd. - Class A	1,584,420	1,161,604
Shenzhen Desay Battery Technology Co. - Class A	275,400	1,046,425
Shenzhen International Holdings Ltd.	275,500	251,634
Sichuan Road & Bridge Group Co. Ltd. - Class A	125,600	183,899
Sino Biopharmaceutical Ltd.	3,128,000	2,371,385
Sinopec Engineering Group Co. Ltd. - Class H	461,500	345,902
Sinotruk Hong Kong Ltd.	313,000	1,593,927
SITC International Holdings Co. Ltd.	242,000	1,068,360
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong - Class A	997,861	1,033,163
Sumec Corp. Ltd. - Class A	295,400	533,915
Sungrow Power Supply Co. Ltd. - Class A	14,100	310,015
Sunny Optical Technology Group Co. Ltd.	23,100	159,171
Tencent Holdings Ltd. (a)	675,700	42,658,227
Tencent Music Entertainment Group (ADR)	89,000	825,920
Security Description	Shares	Value
China — (Continued)
Tian Di Science & Technology Co. Ltd. - Class A	164,200	$136,326
Tianshan Aluminum Group Co. Ltd. - Class A	369,200	960,933
Tingyi Cayman Islands Holding Corp.	391,876	648,743
Trip.com Group Ltd. (b)	21,300	1,053,484
Vipshop Holdings Ltd. (ADR)	15,500	243,660
Viva Biotech Holdings (b)	637,000	151,059
Want Want China Holdings Ltd.	512,000	304,629
Weichai Power Co. Ltd. - Class A	131,600	474,678
Western Mining Co. Ltd. - Class A	212,300	784,478
WuXi AppTec Co. Ltd. - Class A	67,091	961,244
WuXi AppTec Co. Ltd. - Class H	173,300	2,620,700
Wuxi Biologics Cayman, Inc. (b)	364,500	1,553,980
Xiaomi Corp. - Class B (b)	1,666,600	6,856,257
Xtep International Holdings Ltd.	423,556	242,199
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. - Class H	6,500	157,871
Yum China Holdings, Inc.	52,400	2,607,631
Yunnan Aluminium Co. Ltd. - Class A	38,800	176,089
Yunnan Yuntianhua Co. Ltd. - Class A	114,700	557,281
Yutong Bus Co. Ltd. - Class A	340,200	1,776,657
ZCZL Industrial Technology Group Co. Ltd.	217,491	647,440
Zhejiang Chint Electrics Co. Ltd. - Class A	225,400	1,075,751
Zhejiang Expressway Co. Ltd. - Class H	1,354,000	1,242,888
Zhejiang Hailide New Material Co. Ltd. - Class A	1,204,700	1,063,477
Zhejiang Huayou Cobalt Co. Ltd. - Class A	59,100	512,924
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. - Class A	518,600	696,871
Zijin Mining Group Co. Ltd. - Class H	208,000	945,017
ZTE Corp. - Class H	405,200	1,137,803
ZTO Express Cayman, Inc.	27,250	670,184
		260,443,388
Czech Republic — 0.1%
Komercni Banka AS	5,571	284,063
Moneta Money Bank AS	140,014	1,223,242
		1,507,305
Egypt — 0.1%
Commercial International Bank - Egypt	346,187	768,176
Eastern Co. SAE	241,085	154,191
		922,367
Greece — 0.6%
Allwyn AG	86,578	1,316,842
Eurobank SA - Class A	467,298	1,876,297
National Bank of Greece SA	123,447	1,913,319
Piraeus Bank SA	83,713	689,954
Public Power Corp. SA	36,938	775,193
		6,571,605
Hong Kong — 0.3%
Orient Overseas International Ltd. (a)	25,500	456,931
Skyworth Group Ltd. (b)	912,000	718,296
Wasion Holdings Ltd.	320,000	1,158,978
WH Group Ltd.	903,500	1,190,528
		3,524,733
BHFTI-304

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	132,662	$827,643
OTP Bank Nyrt	20,161	2,173,921
		3,001,564
India — 12.3%
Adani Power Ltd. (b)	633,655	1,035,231
Alkem Laboratories Ltd.	11,074	622,068
Apollo Hospitals Enterprise Ltd.	13,970	1,126,954
Ashok Leyland Ltd.	1,339,097	2,277,750
Aster DM Healthcare Ltd.	48,883	349,443
Aurobindo Pharma Ltd.	11,260	157,504
Axis Bank Ltd.	103,567	1,323,119
Bajaj Consumer Care Ltd. (b)	79,386	292,478
Bajaj Finance Ltd.	48,063	423,115
Bank of Baroda	259,559	702,973
Bank of India	83,267	121,432
Bharat Electronics Ltd.	328,079	1,421,318
Bharat Petroleum Corp. Ltd.	688,550	2,111,433
Bharti Airtel Ltd.	331,614	6,329,000
Biocon Ltd.	270,928	1,049,329
Bombay Burmah Trading Co.	20,786	291,534
Ceat Ltd.	11,726	415,771
CESC Ltd.	496,852	792,389
Chambal Fertilisers & Chemicals Ltd.	160,458	744,236
Chennai Petroleum Corp. Ltd.	31,514	324,916
Coal India Ltd.	194,735	940,515
Coromandel International Ltd.	15,294	311,734
Dr. Reddy's Laboratories Ltd.	186,940	2,531,480
Eicher Motors Ltd.	22,454	1,619,137
EID Parry India Ltd. (b)	68,482	563,228
Embassy Office Parks (REIT)	131,720	584,413
EPL Ltd.	208,980	452,090
Finolex Cables Ltd.	14,338	119,747
Force Motors Ltd.	4,679	1,008,423
Fortis Healthcare Ltd.	99,844	871,847
GE Vernova T&D India Ltd.	9,407	380,355
General Insurance Corp. of India	216,462	835,440
GHCL Ltd.	52,656	240,795
GMR Power & Urban Infra Ltd. (b)	113,499	109,108
Godawari Power & Ispat Ltd.	158,985	454,936
Graphite India Ltd.	113,711	749,387
Great Eastern Shipping Co. Ltd.	50,162	752,826
Gujarat Pipavav Port Ltd.	556,789	860,335
Gujarat State Petronet Ltd.	95,517	232,230
HCL Technologies Ltd.	197,543	2,855,922
HDFC Asset Management Co. Ltd.	29,154	704,315
HDFC Bank Ltd.	897,901	7,173,214
Hero MotoCorp Ltd.	50,184	2,776,305
Hindalco Industries Ltd.	353,752	3,371,260
Hindustan Aeronautics Ltd.	42,367	1,565,091
Hindustan Petroleum Corp. Ltd.	334,833	1,232,187
ICICI Bank Ltd.	376,135	4,920,628
Indian Bank	116,461	1,050,238
Indian Metals & Ferro Alloys Ltd.	21,030	276,390
Indian Oil Corp. Ltd.	1,380,423	2,035,701
Indraprastha Gas Ltd.	162,390	251,826
Security Description	Shares	Value
India — (Continued)
Indus Towers Ltd. (b)	600,518	$2,646,241
Infosys Ltd.	253,108	3,367,109
Infosys Ltd. (ADR) (a)	49,400	667,394
ITC Ltd.	372,338	1,150,560
Jayaswal NECO Industries Ltd. (b)	348,303	273,779
JM Financial Ltd.	127,041	153,808
Karur Vysya Bank Ltd.	358,850	1,135,192
KCP Ltd.	154,561	205,526
KRBL Ltd.	92,031	284,369
Larsen & Toubro Ltd.	36,372	1,356,540
LG Balakrishnan & Bros Ltd.	9,678	169,624
Lupin Ltd.	75,156	1,863,371
Mahindra & Mahindra Ltd.	131,979	4,277,818
Maruti Suzuki India Ltd.	2,752	366,464
Mphasis Ltd.	49,651	1,107,758
Muthoot Finance Ltd.	63,512	2,153,982
National Aluminium Co. Ltd.	257,911	1,080,015
Nava Ltd.	133,739	782,400
NMDC Ltd.	1,575,423	1,301,178
NTPC Ltd.	755,779	3,011,402
Oil & Natural Gas Corp. Ltd.	872,046	2,624,731
Oracle Financial Services Software Ltd.	18,336	1,306,784
Petronet LNG Ltd.	604,773	1,645,225
Power Finance Corp. Ltd.	183,405	759,856
Power Grid Corp. of India Ltd.	769,058	2,413,657
PTC India Ltd.	266,385	446,400
REC Ltd.	199,536	647,130
Redington Ltd.	90,369	195,603
Reliance Industries Ltd.	520,337	7,564,626
Shipping Corp. of India Ltd.	84,241	205,388
Shriram Finance Ltd.	168,376	1,559,956
State Bank of India	141,511	1,510,287
Sun Pharmaceutical Industries Ltd.	152,160	2,873,034
Surya Roshni Ltd.	57,810	116,194
Tata Consultancy Services Ltd.	48,428	1,229,178
Tata Motors Passenger Vehicles Ltd.	365,066	1,186,351
Tata Steel Ltd.	1,263,221	2,574,744
Tech Mahindra Ltd.	76,008	1,152,590
Thomas Cook India Ltd.	131,890	129,360
TVS Holdings Ltd. (b)	1,298	195,647
TVS Motor Co. Ltd.	69,755	2,550,790
UPL Ltd.	298,347	1,803,563
Vedanta Ltd.	438,110	3,130,033
Wipro Ltd.	1,007,740	2,019,575
Zydus Lifesciences Ltd.	28,340	268,800
		131,207,128
Indonesia — 1.0%
Adaro Andalan Indonesia PT	240,200	160,265
Aneka Tambang Tbk. PT	3,370,000	708,870
Astra International Tbk. PT	7,532,200	2,808,182
Bank Rakyat Indonesia Persero Tbk. PT	6,858,200	1,351,557
Bukit Asam Persero Tbk. PT	2,276,200	426,596
Elang Mahkota Teknologi Tbk. PT	3,344,100	151,369
Elnusa Tbk. PT	7,753,800	343,267
Indosat Tbk. PT	2,038,800	252,309
BHFTI-305

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Indonesia — (Continued)
Japfa Comfeed Indonesia Tbk. PT	7,115,800	$992,605
Perusahaan Gas Negara Persero Tbk. PT	9,389,000	1,027,519
Trimegah Bangun Persada Tbk. PT	11,907,800	770,236
Triputra Agro Persada PT	1,531,500	171,483
United Tractors Tbk. PT	856,500	1,570,662
		10,734,920
Kuwait — 0.4%
Ali Alghanim Sons Automotive Co. KSCC	95,622	333,339
Commercial Real Estate Co. KSC	329,616	192,270
Gulf Cables & Electrical Industries Group Co. KSCP	42,124	272,803
Kuwait Finance House KSCP	565,202	1,469,609
Mobile Telecommunications Co. KSCP	960,700	1,777,193
National Bank of Kuwait SAKP	106,610	315,636
National Investments Co. KSCP	282,118	253,392
		4,614,242
Malaysia — 1.1%
Aeon Co. M Bhd.	934,700	248,184
AMMB Holdings Bhd.	1,552,754	2,542,625
CIMB Group Holdings Bhd.	478,523	897,084
KPJ Healthcare Bhd.	423,200	357,977
Malayan Banking Bhd.	1,171,567	3,300,014
Maxis Bhd.	221,600	197,664
Petronas Dagangan Bhd.	63,900	344,836
RHB Bank Bhd.	1,237,600	2,586,589
Sunway Real Estate Investment Trust (REIT)	348,200	199,174
Ta Ann Holdings Bhd.	201,000	269,128
United Plantations Bhd.	17,350	145,875
Velesto Energy Bhd.	3,840,900	321,678
		11,410,828
Mexico — 2.0%
Alsea SAB de CV	115,700	373,896
America Movil SAB de CV - Series B	532,400	676,973
Arca Continental SAB de CV	97,400	1,121,923
Banco del Bajio SA	125,400	387,541
Cemex SAB de CV (ADR)	93,500	1,069,640
Fibra Uno Administracion SA de CV (REIT)	1,568,400	2,562,225
Fomento Economico Mexicano SAB de CV	216,800	2,402,787
Grupo Financiero Banorte SAB de CV - Class O	412,900	4,572,010
Grupo Mexico SAB de CV - Series B	316,500	3,385,383
Industrias Penoles SAB de CV (b)	21,700	967,341
Kimberly-Clark de Mexico SAB de CV - Class A (a)	222,800	527,570
Megacable Holdings SAB de CV	85,700	296,744
Promotora y Operadora de Infraestructura SAB de CV	124,055	2,009,950
Regional SAB de CV	135,100	1,159,389
		21,513,372
Peru — 0.4%
Credicorp Ltd.	10,220	3,466,419
Intercorp Financial Services, Inc.	23,378	1,173,576
		4,639,995
Security Description	Shares	Value
Philippines — 0.2%
DMCI Holdings, Inc.	2,448,600	$402,705
GT Capital Holdings, Inc.	36,100	310,495
International Container Terminal Services, Inc.	102,600	1,176,617
Metropolitan Bank & Trust Co.	355,080	373,020
		2,262,837
Poland — 1.0%
Asseco Poland SA	5,431	248,647
Bank Handlowy w Warszawie SA	15,423	461,035
Bank Polska Kasa Opieki SA	41,368	2,445,403
Enea SA	134,003	892,966
ORLEN SA	105,070	3,786,678
Powszechna Kasa Oszczednosci Bank Polski SA	87,485	2,068,843
Rainbow Tours SA	10,576	373,999
Santander Bank Polska SA	4,056	644,534
		10,922,105
Qatar — 0.7%
Ooredoo QPSC	499,090	1,707,868
Qatar Islamic Bank QPSC	266,928	1,664,828
Qatar National Bank QPSC	799,041	3,748,435
Vodafone Qatar PQSC	518,770	336,186
		7,457,317
Russia — 0.0%
Gazprom PJSC (b) (c) (d)	595,658	0
LUKOIL PJSC (b) (c) (d)	284,391	0
Mobile TeleSystems PJSC (b) (c) (d)	253,200	0
Novatek PJSC (b) (c) (d)	928,138	0
Novolipetsk Steel PJSC (GDR) (b) (c) (d)	19,696	0
PhosAgro PJSC (b) (c) (d)	287	0
PhosAgro PJSC (GDR) (b) (c) (d)	44,560	0
Rosneft Oil Co. PJSC (b) (c) (d)	77,745	0
Sberbank of Russia PJSC † (b) (c) (d)	2,524,904	0
Severstal PAO (GDR) (b) (c) (d)	30,364	0
		0
Saudi Arabia — 3.1%
Al Babtain Power & Telecommunication Co.	64,823	1,149,524
Al Rajhi Bank	182,571	5,199,327
Arab National Bank	441,593	2,536,798
Banque Saudi Fransi	558,987	2,967,333
Etihad Etisalat Co.	165,549	2,880,345
Jarir Marketing Co.	133,939	505,085
Mobile Telecommunications Co. Saudi Arabia	185,283	569,926
Riyad Bank	342,321	2,697,628
Riyadh Cables Group Co.	28,741	919,412
SABIC Agri-Nutrients Co.	84,692	3,270,024
Saudi Arabian Mining Co. (b)	24,295	421,643
Saudi Arabian Oil Co.	304,435	2,219,843
Saudi Awwal Bank	158,165	1,575,503
Saudi Investment Bank	183,070	645,509
Saudi National Bank	234,508	2,610,364
Saudi Telecom Co.	223,386	2,528,914
		32,697,178
BHFTI-306

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
South Africa — 3.0%
Absa Group Ltd.	116,356	$1,664,071
Capitec Bank Holdings Ltd.	2,934	720,329
FirstRand Ltd. (a)	263,289	1,345,774
Gold Fields Ltd.	114,120	5,308,726
Harmony Gold Mining Co. Ltd.	126,523	1,951,682
Investec Ltd.	76,543	573,432
Momentum Group Ltd.	492,536	1,048,263
Motus Holdings Ltd.	38,106	263,708
Naspers Ltd. - N Shares	92,240	4,777,005
Netcare Ltd.	540,066	528,050
Old Mutual Ltd.	1,268,923	1,045,609
Omnia Holdings Ltd.	89,566	504,946
Resilient REIT Ltd. (REIT)	138,602	652,363
Reunert Ltd.	21,613	83,213
Sasol Ltd. (b)	20,330	270,975
Shoprite Holdings Ltd.	146,148	2,391,873
Sibanye Stillwater Ltd.	44,939	137,422
Standard Bank Group Ltd.	248,456	4,503,584
Sun International Ltd.	129,444	366,611
Telkom SA SOC Ltd.	119,644	416,725
Valterra Platinum Ltd.	8,207	705,533
Vodacom Group Ltd.	239,006	2,043,661
Wilson Bayly Holmes-Ovcon Ltd.	37,027	345,101
		31,648,656
South Korea — 14.9%
Amorepacific Holdings Corp.	10,562	192,991
BGF retail Co. Ltd.	5,450	501,190
BNK Financial Group, Inc.	42,541	499,586
Celltrion, Inc.	2,639	344,341
Daou Technology, Inc.	8,384	242,084
DB Insurance Co. Ltd.	9,824	1,073,870
Doosan Bobcat, Inc.	15,149	570,935
Doosan Enerbility Co. Ltd. (b)	14,533	896,932
DoubleUGames Co. Ltd.	6,287	205,458
Ecopro Co. Ltd.	1,424	134,039
Elentec Co. Ltd.	17,078	114,277
GS Retail Co. Ltd.	29,622	426,693
Hana Financial Group, Inc.	53,860	3,815,779
Hankook Tire & Technology Co. Ltd.	57,998	2,068,449
Hanwha Aerospace Co. Ltd.	1,958	1,595,442
Hanwha Systems Co. Ltd.	1,923	142,017
Harim Holdings Co. Ltd.	25,606	238,218
HD Hyundai Co. Ltd.	13,706	2,157,619
HD Hyundai Electric Co. Ltd.	2,205	1,230,077
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,871	2,253,141
HMM Co. Ltd.	43,558	558,113
Hyundai Department Store Co. Ltd.	2,538	134,010
Hyundai Glovis Co. Ltd.	15,866	2,193,883
Hyundai Mobis Co. Ltd.	12,214	3,141,084
Hyundai Motor Co.	13,720	4,089,095
KB Financial Group, Inc.	56,715	5,305,980
KCC Corp.	550	176,534
Kia Corp.	43,342	4,171,777
Korea Electric Power Corp.	80,933	2,223,070
Korea Investment Holdings Co. Ltd.	18,328	2,504,133
Security Description	Shares	Value
South Korea — (Continued)
KT&G Corp.	30,715	$3,212,649
LG Display Co. Ltd. (b)	182,417	1,361,077
LG Electronics, Inc.	6,553	469,943
LG Innotek Co. Ltd.	926	181,595
LS Corp.	5,040	864,662
LS Electric Co. Ltd.	932	448,826
LX International Corp.	10,040	298,450
Meritz Financial Group, Inc. (b)	14,851	1,099,895
NAVER Corp.	7,645	1,019,351
NHN Corp.	17,130	421,759
NICE Information Service Co. Ltd.	35,075	367,845
Samsung Card Co. Ltd.	22,303	779,498
Samsung Electro-Mechanics Co. Ltd.	13,034	3,563,208
Samsung Electronics Co. Ltd.	495,148	55,619,994
Samsung SDS Co. Ltd.	3,601	358,050
Samsung Securities Co. Ltd.	16,911	1,040,150
Shinhan Financial Group Co. Ltd.	80,239	4,626,917
SK Hynix, Inc.	58,525	31,831,318
SK Square Co. Ltd. (b)	11,804	3,746,234
TYM Corp.	43,835	187,284
Wonik Materials Co. Ltd.	8,736	233,245
Woori Financial Group, Inc.	155,831	3,287,662
Youngone Corp.	8,473	438,628
Youngone Holdings Co. Ltd.	1,474	213,272
		158,872,329
Taiwan — 22.4%
Accton Technology Corp.	35,000	1,704,177
Anpec Electronics Corp.	45,000	300,465
ASE Technology Holding Co. Ltd.	545,000	5,978,588
Asia Vital Components Co. Ltd.	7,000	452,255
Asustek Computer, Inc.	67,000	1,166,219
Bizlink Holding, Inc.	20,128	1,127,801
Cathay Financial Holding Co. Ltd.	1,527,703	3,417,915
Charoen Pokphand Enterprise	63,000	268,204
China Airlines Ltd.	860,000	490,191
Chroma ATE, Inc.	31,000	1,482,150
Chunghwa Telecom Co. Ltd.	98,000	408,992
Compal Electronics, Inc.	428,000	367,769
CTBC Financial Holding Co. Ltd.	2,953,000	4,800,540
CviLux Corp.	342,000	856,608
Delta Electronics, Inc.	246,000	10,948,894
E.Sun Financial Holding Co. Ltd.	3,107,207	3,093,691
Elite Material Co. Ltd.	24,000	2,009,223
Eva Airways Corp.	1,817,000	1,942,034
Evergreen International Storage & Transport Corp.	211,000	336,068
Far Eastern New Century Corp.	657,000	544,213
First Financial Holding Co. Ltd.	2,549,580	2,272,058
FSP Technology, Inc.	226,000	359,478
Fubon Financial Holding Co. Ltd.	1,060,669	2,887,835
Hon Hai Precision Industry Co. Ltd.	1,541,000	9,271,848
Innolux Corp.	551,000	427,621
KGI Financial Holding Co. Ltd.	3,237,280	2,002,813
Kindom Development Co. Ltd.	28,620	28,690
King Slide Works Co. Ltd.	6,000	608,364
Kuang Hong Arts Management, Inc.	36,000	113,599
BHFTI-307

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Taiwan — (Continued)
Kung Long Batteries Industrial Co. Ltd.	7,000	$27,103
Lion Travel Service Co. Ltd.	166,000	814,785
Lite-On Technology Corp.	566,000	2,545,430
MediaTek, Inc.	193,000	9,345,269
Nan Pao Resins Chemical Co. Ltd.	55,000	537,383
Powertech Technology, Inc.	151,000	935,021
Quanta Computer, Inc.	208,000	1,838,021
Realtek Semiconductor Corp.	170,000	2,582,474
Shinkong Insurance Co. Ltd.	98,000	360,707
Silicon Motion Technology Corp. (ADR)	5,800	651,282
Sinon Corp.	249,000	345,790
SinoPac Financial Holdings Co. Ltd.	669,466	654,295
Taiwan FU Hsing Industrial Co. Ltd.	241,600	342,078
Taiwan Semiconductor Manufacturing Co. Ltd.	2,525,000	142,347,978
Teco Electric & Machinery Co. Ltd.	36,000	68,927
Topkey Corp.	25,000	117,953
Tripod Technology Corp.	105,000	1,150,744
TS Financial Holding Co. Ltd.	3,147,000	2,315,674
United Microelectronics Corp.	2,304,000	4,118,700
Wiwynn Corp.	3,000	316,486
WNC Corp.	151,000	843,070
Wowprime Corp.	34,000	244,214
Yageo Corp.	91,000	726,115
Yuanta Financial Holding Co. Ltd.	2,606,040	3,709,911
Zhen Ding Technology Holding Ltd.	431,000	2,878,724
		239,486,437
Thailand — 0.9%
Charoen Pokphand Foods PCL (NVDR)	1,529,600	983,931
Delta Electronics Thailand PCL (NVDR)	191,000	1,550,982
Kasikornbank PCL (NVDR)	188,400	1,101,461
PTG Energy PCL (NVDR)	269,300	71,865
PTT PCL (NVDR)	1,133,300	1,212,933
SCB X PCL (NVDR)	269,500	1,185,666
Siam City Cement PCL (NVDR)	41,300	174,722
Thai Union Group PCL (NVDR)	1,464,200	502,732
Thaifoods Group PCL (NVDR)	1,712,100	454,021
Tisco Financial Group PCL (NVDR)	332,300	1,142,656
TMBThanachart Bank PCL	16,078,500	1,121,302
TMBThanachart Bank PCL (NVDR)	2,884,700	202,854
TOA Paint Thailand PCL (NVDR)	282,300	112,329
		9,817,454
Turkey — 0.7%
Aselsan Elektronik Sanayi Ve Ticaret AS	339,104	2,446,759
BIM Birlesik Magazalar AS (a)	118,490	1,845,406
Coca-Cola Icecek AS	347,514	558,240
Dogan Sirketler Grubu Holding AS (a)	1,304,869	594,702
Ford Otomotiv Sanayi AS (a)	136,959	315,982
Logo Yazilim Sanayi Ve Ticaret AS	202,929	608,209
Turk Telekomunikasyon AS (b)	242,175	320,307
Turkiye Garanti Bankasi AS (a) (b)	146,700	424,835
		7,114,440
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	585,888	1,993,538
Security Description	Shares	Value
United Arab Emirates — (Continued)
Abu Dhabi Islamic Bank PJSC	266,615	$1,508,101
Aldar Properties PJSC (b)	529,466	1,133,642
Dubai Islamic Bank PJSC (b)	178,360	359,272
Emaar Development PJSC	699,025	2,603,812
Emaar Properties PJSC	1,154,634	3,728,066
Emirates NBD Bank PJSC	347,993	2,557,512
First Abu Dhabi Bank PJSC	285,966	1,331,259
Orascom Construction PLC	13,681	120,680
		15,335,882
United States — 0.6%
BeOne Medicines Ltd. - Class A (b)	7,546	257,609
BeOne Medicines Ltd. - Class H (b)	117,000	2,652,030
JBS NV - Class A (b)	176,050	3,161,858
		6,071,497
Total Common Stocks (Cost $815,529,930)		1,029,463,942

Preferred Stocks—2.1%
Brazil — 1.4%
Banco Bradesco SA	959,500	3,550,994
Itau Unibanco Holding SA	158,547	1,330,854
Itausa SA	1,434,694	3,872,124
Petroleo Brasileiro SA - Petrobras	687,900	6,463,525
		15,217,497
Chile — 0.1%
Embotelladora Andina SA	239,575	1,012,295
India — 0.0%
TVS Motor Co. Ltd. (b)	330,784	35,573
South Korea — 0.6%
Samsung Electronics Co. Ltd.	82,388	6,559,858
Total Preferred Stocks (Cost $14,909,035)		22,825,223

Warrants—0.0%
Malaysia — 0.0%
YTL Corp. Bhd., Expires 06/02/28 (b) (Cost $0)	79,600	3,735

Short-Term Investments—1.0%
Short-Term Investment Funds — 1.0%
Invesco Treasury Portfolio, Institutional Class
3.560% (e)	10,683,657	10,683,657
Total Short-Term Investments (Cost $10,683,657)		10,683,657
BHFTI-308

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (f)—0.5%

Security Description	Shares/ Principal Amount*	Value

Short-Term Investment Funds — 0.4%
AB Government Money Market Portfolio, Institutional Class, 3.490% (e)	50,000	$50,000
Allspring Government Money Market Fund, Select Class, 3.600% (e)	700,000	700,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 3.550% (e)	700,000	700,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.540% (e)	700,000	700,000
Fidelity Investments Money Market Government Portfolio, Class I, 3.530% (e)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.530% (e)	700,000	700,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 3.580% (e)	700,000	700,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 3.580% (e)	300,000	300,000
		4,850,000

Repurchase Agreement — 0.1%
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $890,055; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $907,857	889,965	889,965
Total Securities Lending Reinvestments (Cost $5,739,965)		5,739,965
Total Investments—99.9% (Cost $846,862,587)		1,068,716,522
Other assets and liabilities (net)—0.1%		819,053
Net Assets—100.0%		$1,069,535,575

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2026, the market value of restricted securities was $0, which is 0.0%
of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $10,827,010 and the collateral received consisted of cash in the amount of
$5,739,965 and non-cash collateral with a value of $5,518,902. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.

Ten Largest Industries as of March 31, 2026 (Unaudited)	% of Net Assets
Semiconductors & Semiconductor Equipment	18.5
Banks	16.1
Technology Hardware, Storage & Peripherals	7.4
Metals & Mining	4.9
Interactive Media & Services	4.6
Oil, Gas & Consumable Fuels	4.3
Broadline Retail	3.9
Electronic Equipment, Instruments & Components	3.7
Insurance	2.8
Automobiles	2.7

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/12/19-10/13/21	2,524,904	$8,857,252	$0
BHFTI-309

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of March 31, 2026  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index Futures	06/19/26	220	USD	16,000,600	$(304,808)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,290,356	$—	$6,290,356
Brazil	37,820,860	—	—	37,820,860
Chile	3,575,147	—	—	3,575,147
China	8,016,148	252,427,240	—	260,443,388
Czech Republic	—	1,507,305	—	1,507,305
Egypt	—	922,367	—	922,367
Greece	—	6,571,605	—	6,571,605
Hong Kong	—	3,524,733	—	3,524,733
Hungary	—	3,001,564	—	3,001,564
India	667,394	130,539,734	—	131,207,128
Indonesia	—	10,734,920	—	10,734,920
Kuwait	—	4,614,242	—	4,614,242
Malaysia	—	11,410,828	—	11,410,828
Mexico	21,513,372	—	—	21,513,372
Peru	4,639,995	—	—	4,639,995
Philippines	—	2,262,837	—	2,262,837
Poland	—	10,922,105	—	10,922,105
Qatar	—	7,457,317	—	7,457,317
Russia	—	—	0	0
Saudi Arabia	—	32,697,178	—	32,697,178
South Africa	—	31,648,656	—	31,648,656
South Korea	—	158,872,329	—	158,872,329
Taiwan	651,282	238,835,155	—	239,486,437
Thailand	1,121,302	8,696,152	—	9,817,454
Turkey	—	7,114,440	—	7,114,440
United Arab Emirates	—	15,335,882	—	15,335,882
United States	3,161,858	2,909,639	—	6,071,497
Total Common Stocks	81,167,358	948,296,584	0	1,029,463,942
Preferred Stocks
Brazil	15,217,497	—	—	15,217,497
Chile	1,012,295	—	—	1,012,295
India	35,573	—	—	35,573
South Korea	—	6,559,858	—	6,559,858
Total Preferred Stocks	16,265,365	6,559,858	—	22,825,223
Total Warrants*	3,735	—	—	3,735
Total Short-Term Investments*	10,683,657	—	—	10,683,657
Securities Lending Reinvestments
Short-Term Investment Funds	4,850,000	—	—	4,850,000
BHFTI-310

Brighthouse Funds Trust I
State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$—	$889,965	$—	$889,965
Total Securities Lending Reinvestments	4,850,000	889,965	—	5,739,965
Total Investments	$112,970,115	$955,746,407	$0	$1,068,716,522
Collateral for Securities Loaned (Liability)	$—	$(5,739,965)	$—	$(5,739,965)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(304,808)	$—	$—	$(304,808)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
BHFTI-311

Brighthouse Funds Trust I
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)
Schedule of Investments as of March 31, 2026  (Unaudited)
Investment Companies—98.9% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Exchange-Traded Funds — 98.9%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (a)	3,711,516	$64,283,458
iShares 0-5 Year TIPS Bond ETF (a)	652,613	67,499,762
iShares 20+ Year Treasury Bond ETF	377,307	32,708,744
iShares Core MSCI Emerging Markets ETF	2,091,400	145,875,150
iShares Core S&P 500 ETF	339,707	221,900,009
iShares Core S&P Mid-Cap ETF (a)	688,524	46,496,026
iShares Core S&P Small-Cap ETF (a)	466,931	58,044,193
Schwab International Small-Cap Equity ETF (a)	687,327	32,125,664
SPDR Bloomberg Emerging Markets Local Bond ETF (b)	1,970,746	40,676,197
SPDR Gold Shares (a) (b) (c)	179,009	77,025,783
State Street Blackstone Senior Loan ETF (a) (b)	1,052,698	42,255,298
State Street SPDR Bloomberg High Yield Bond ETF (a) (b)	666,385	63,786,372
State Street SPDR Portfolio Developed World ex-U.S. ETF (a) (b)	3,744,212	170,923,278
State Street SPDR S&P 500 ETF Trust (a) (b)	443,582	288,479,118
Vanguard Long-Term Corporate Bond ETF (a)	549,214	41,037,270
Vanguard Total Bond Market ETF	2,656,805	195,647,120
Total Investment Companies (Cost $1,394,190,678)		1,588,763,442

Short-Term Investments—1.1%
Short-Term Investment Funds—1.1%
Invesco Treasury Portfolio, Institutional Class
3.560% (d)	18,078,872	18,078,872
Total Short-Term Investments (Cost $18,078,872)		18,078,872

Securities Lending Reinvestments (e)—9.2%
Certificates of Deposit—1.4%
Bank of Montreal
4.010%, SOFR + 0.380%, 11/19/26 (f)	1,000,000	1,000,380
Bank of Nova Scotia
3.960%, SOFR + 0.330%, 07/22/26 (f)	2,000,000	1,999,981
3.970%, SOFR + 0.340%, 09/21/26 (f)	1,000,000	999,999
BNP Paribas SA
3.760%, 05/12/26	2,503,621	2,503,544
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 06/12/26	2,000,000	1,984,460
Mizuho Bank Ltd.
3.850%, SOFR + 0.220%, 04/10/26 (f)	1,000,000	999,981
MUFG Bank Ltd.
3.820%, SOFR + 0.190%, 08/07/26 (f)	2,000,000	1,999,182
Sumitomo Mitsui Banking Corp.
3.840%, SOFR + 0.210%, 07/24/26 (f)	2,000,000	1,999,488
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 06/15/26	2,000,000	1,983,800
Zero Coupon, 06/23/26	2,000,000	1,981,980
3.820%, 04/27/26	2,000,000	2,000,013
3.830%, 04/17/26	2,000,000	2,000,160
Svenska Handelsbanken AB
3.940%, SOFR + 0.310%, 09/25/26 (f)	1,000,000	999,900
		22,452,868
Security Description	Principal Amount*	Value
Commercial Paper—1.0%
Britannia Funding Co. LLC
3.740%, 04/10/26	2,000,000	$1,997,864
Concord Minutemen Capital Co. LLC
4.010%, SOFR + 0.380%, 06/18/26 (f)	2,000,000	1,999,996
ING U.S. Funding LLC
3.960%, SOFR + 0.330%, 09/18/26 (f)	3,000,000	2,999,850
Ionic Funding LLC
3.720%, 04/01/26	2,000,000	1,999,784
Old Line Funding LLC
3.780%, SOFR + 0.150%, 05/05/26 (f)	2,000,000	1,999,976
Salisbury Receivables Co. LLC
3.750%, 05/05/26	1,000,000	996,147
Verto Capital I-A LLC
3.720%, 04/02/26	1,000,000	999,789
3.800%, 04/24/26	2,000,000	1,994,836
		14,988,242
Repurchase Agreements—6.5%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $10,001,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $10,200,000	10,000,000	10,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.550%, due on 04/01/26 with a maturity value of $10,000,986; collateralized by U.S. Treasury Note at 4.000%, maturing 07/31/29, with a market value of $10,200,004	10,000,000	10,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $2,000,204; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $10,212,236; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $10,200,132	10,000,000	10,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $9,635,880; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $9,827,603	9,634,903	9,634,903
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $28,020,689; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $29,907,116	28,000,000	28,000,000
BHFTI-312

Brighthouse Funds Trust I
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/26 at 3.830%, due on 04/07/26 with a maturity value of $15,011,171; collateralized by various Common Stock with an aggregate market value of $16,720,126	15,000,000	$15,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/26 at 3.910%, due on 05/05/26 with a maturity value of $20,076,028; collateralized by various Common Stock with an aggregate market value of $22,224,636	20,000,000	20,000,000
		104,634,903
Time Deposits—0.3%
Credit Agricole CIB
3.630%, 04/01/26	1,000,000	1,000,000
DZ Bank AG
3.610%, 04/01/26	1,000,000	1,000,000
National Bank of Canada
3.710%, OBFR + 0.070% 04/07/26 (f)	2,000,000	2,000,000
Svenska NY
3.610%, 04/01/26	1,000,000	1,000,000
		5,000,000
Total Securities Lending Reinvestments (Cost $147,077,682)		147,076,013
Total Investments—109.2% (Cost $1,559,347,232)		1,753,918,327
Other assets and liabilities (net)—(9.2)%		(147,337,219)
Net Assets—100.0%		$1,606,581,108

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $441,536,251 and the collateral received consisted of cash in the amount of $147,052,878 and non-cash collateral with a value of $295,455,090. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(f)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
SPDR Bloomberg Emerging Markets Local Bond ETF	$42,506,212	$495,662	$(906,813)	$22,467	$(1,441,331)	$40,676,197
SPDR Gold Shares	74,676,693	—	(4,304,812)	2,593,609	4,060,293	77,025,783
State Street Blackstone Senior Loan ETF	42,222,388	1,196,943	—	—	(1,164,033)	42,255,298
State Street SPDR Bloomberg High Yield Bond ETF	44,767,927	25,128,614	(5,320,438)	46,796	(836,527)	63,786,372
State Street SPDR Portfolio Developed World ex-U.S. ETF	197,927,287	29,050,970	(63,034,479)	16,340,557	(9,361,057)	170,923,278
State Street SPDR S&P 500 ETF Trust	310,459,082	15,142,533	(22,483,295)	3,877,961	(18,517,163)	288,479,118
	$712,559,589	$71,014,722	$(96,049,837)	$22,881,390	$(27,259,818)	$683,146,046

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2026
SPDR Bloomberg Emerging Markets Local Bond ETF	$381,574	1,970,746
SPDR Gold Shares	—	179,009
BHFTI-313

Brighthouse Funds Trust I
State Street Moderate ETF Portfolio (formerly, SSGA Growth and Income ETF Portfolio)
Schedule of Investments as of March 31, 2026  (Unaudited)
Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2026
State Street Blackstone Senior Loan ETF	$492,309	1,052,698
State Street SPDR Bloomberg High Yield Bond ETF	505,614	666,385
State Street SPDR Portfolio Developed World ex-U.S. ETF	—	3,744,212
State Street SPDR S&P 500 ETF Trust	824,285	443,582
	$2,203,782
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$1,588,763,442	$—	$—	$1,588,763,442
Total Short-Term Investments*	18,078,872	—	—	18,078,872
Total Securities Lending Reinvestments*	—	147,076,013	—	147,076,013
Total Investments	$1,606,842,314	$147,076,013	$—	$1,753,918,327
Collateral for Securities Loaned (Liability)	$—	$(147,052,878)	$—	$(147,052,878)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-314

Brighthouse Funds Trust I
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)
Schedule of Investments as of March 31, 2026  (Unaudited)
Investment Companies—98.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Exchange-Traded Funds — 98.5%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,134,137	$36,963,253
iShares 20+ Year Treasury Bond ETF	174,072	15,090,302
iShares Core MSCI Emerging Markets ETF	1,221,892	85,226,967
iShares Core S&P 500 ETF	192,801	125,939,541
iShares Core S&P Mid-Cap ETF (a)	492,739	33,274,665
iShares Core S&P Small-Cap ETF (a)	328,492	40,834,840
Schwab International Small-Cap Equity ETF (a)	472,159	22,068,712
SPDR Bloomberg Emerging Markets Local Bond ETF (b)	545,695	11,263,145
SPDR Gold Shares (a) (b) (c)	76,571	32,947,735
State Street Blackstone Senior Loan ETF (a) (b)	291,023	11,681,663
State Street SPDR Bloomberg High Yield Bond ETF (a) (b)	153,882	14,729,585
State Street SPDR Portfolio Developed World ex-U.S. ETF (a) (b)	2,525,029	115,267,574
State Street SPDR S&P 500 ETF Trust (a) (b)	247,885	161,209,531
Vanguard Long-Term Corporate Bond ETF (a)	202,644	15,141,560
Total Investment Companies (Cost $595,923,702)		721,639,073

Short-Term Investments—1.6%
Short-Term Investment Funds—1.6%
Invesco Treasury Portfolio, Institutional Class
3.560% (d)	11,823,575	11,823,575
Total Short-Term Investments (Cost $11,823,575)		11,823,575

Securities Lending Reinvestments (e)—6.7%
Short-Term Investment Funds—0.4%
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (d)	1,000,000	1,000,000
		3,000,000

Certificates of Deposit—0.7%
Bank of Montreal
4.000%, SOFR + 0.370%, 08/07/26 (f)	3,500,000	3,501,358
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 06/12/26	500,000	496,115
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 06/15/26	1,000,000	991,900
		4,989,373
Commercial Paper—0.3%
Verto Capital I-A LLC
3.800%, 04/24/26	2,000,000	1,994,836
Repurchase Agreements—4.9%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $600,062; collateralized by various Common Stock with an aggregate market value of $667,369	600,000	600,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,112,281	1,000,000	$1,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $7,000,714; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $7,140,000	7,000,000	7,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $2,000,205; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $2,040,026	2,000,000	2,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $5,106,118; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $5,100,066	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $9,101,238; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $9,282,323	9,100,315	9,100,315
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $3,000,315; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $3,332,947	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $350,037; collateralized by various Common Stock with an aggregate market value of $390,120	350,000	350,000
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $5,003,694; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $5,340,556	5,000,000	5,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/26 at 3.910%, due on 05/05/26 with a maturity value of $3,011,404; collateralized by various Common Stock with an aggregate market value of $3,333,696	3,000,000	3,000,000
		36,050,315
Time Deposits—0.4%
Credit Agricole CIB
3.630%, 04/01/26	1,000,000	1,000,000
DZ Bank AG
3.610%, 04/01/26	1,000,000	1,000,000
BHFTI-315

Brighthouse Funds Trust I
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
Svenska NY
3.610%, 04/01/26	1,000,000	$1,000,000
		3,000,000
Total Securities Lending Reinvestments (Cost $49,033,474)		49,034,524
Total Investments—106.8% (Cost $656,780,751)		782,497,172
Other assets and liabilities (net)—(6.8)%		(49,822,565)
Net Assets—100.0%		$732,674,607

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $185,182,884 and the collateral received consisted of cash in the amount of $49,016,832 and non-cash collateral with a value of $135,544,793. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(f)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2026
SPDR Bloomberg Emerging Markets Local Bond ETF	$11,500,757	$208,185	$(50,376)	$1,248	$(396,669)	$11,263,145
SPDR Gold Shares	31,875,213	—	(1,764,842)	1,064,480	1,772,884	32,947,735
State Street Blackstone Senior Loan ETF	11,406,698	590,165	—	—	(315,200)	11,681,663
State Street SPDR Bloomberg High Yield Bond ETF	10,919,988	5,299,881	(1,284,973)	11,078	(216,389)	14,729,585
State Street SPDR Portfolio Developed World ex-U.S. ETF	125,396,787	13,285,974	(27,540,264)	6,923,360	(2,798,283)	115,267,574
State Street SPDR S&P 500 ETF Trust	175,937,406	3,834,219	(10,420,974)	2,864,358	(11,005,478)	161,209,531
	$367,036,849	$23,218,424	$(41,061,429)	$10,864,524	$(12,959,135)	$347,099,233

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2026
SPDR Bloomberg Emerging Markets Local Bond ETF	$104,057	545,695
SPDR Gold Shares	—	76,571
State Street Blackstone Senior Loan ETF	133,353	291,023
State Street SPDR Bloomberg High Yield Bond ETF	136,535	153,882
State Street SPDR Portfolio Developed World ex-U.S. ETF	—	2,525,029
State Street SPDR S&P 500 ETF Trust	457,892	247,885
	$831,837
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$721,639,073	$—	$—	$721,639,073
Total Short-Term Investments*	11,823,575	—	—	11,823,575
Securities Lending Reinvestments
Short-Term Investment Funds	3,000,000	—	—	3,000,000
Certificates of Deposit	—	4,989,373	—	4,989,373
Commercial Paper	—	1,994,836	—	1,994,836
BHFTI-316

Brighthouse Funds Trust I
State Street Moderately Aggressive ETF Portfolio (formerly, SSGA Growth ETF Portfolio)
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$36,050,315	$—	$36,050,315
Time Deposits	—	3,000,000	—	3,000,000
Total Securities Lending Reinvestments	3,000,000	46,034,524	—	49,034,524
Total Investments	$736,462,648	$46,034,524	$—	$782,497,172
Collateral for Securities Loaned (Liability)	$—	$(49,016,832)	$—	$(49,016,832)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-317

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.2%
Boeing Co. (a)	162,883	$32,418,604
General Electric Co.	93,311	26,478,862
L3Harris Technologies, Inc.	123,353	42,575,288
		101,472,754
Banks — 9.2%
Bank of America Corp.	1,788,656	87,196,980
Citigroup, Inc.	339,109	38,458,352
Fifth Third Bancorp (b)	194,714	9,046,412
Huntington Bancshares, Inc. (b)	1,538,063	24,070,686
U.S. Bancorp (b)	866,265	45,054,443
Wells Fargo & Co.	249,103	19,831,090
		223,657,963
Beverages — 0.4%
Coca-Cola Co.	127,832	9,721,624
Broadline Retail — 1.7%
Amazon.com, Inc. (a)	195,787	40,776,558
Capital Markets — 3.0%
Charles Schwab Corp.	764,958	71,890,753
Chemicals — 3.5%
CF Industries Holdings, Inc.	241,710	31,383,626
Linde PLC	70,984	35,191,028
RPM International, Inc.	187,562	18,643,663
		85,218,317
Communications Equipment — 1.3%
Cisco Systems, Inc. (b)	396,732	30,782,436
Consumer Staples Distribution & Retail — 0.4%
Walmart, Inc.	82,518	10,255,337
Containers & Packaging — 1.1%
International Paper Co. (b)	728,280	25,999,596
Electric Utilities — 2.2%
Alliant Energy Corp. (b)	124,309	8,920,414
Southern Co.	450,391	43,471,739
		52,392,153
Electrical Equipment — 0.6%
Rockwell Automation, Inc.	40,893	14,675,680
Electronic Equipment, Instruments & Components — 2.8%
Keysight Technologies, Inc. (a)	140,783	39,752,895
TE Connectivity PLC	30,496	6,374,274
Teledyne Technologies, Inc. (a)	35,375	21,402,229
		67,529,398
Energy Equipment & Services — 1.0%
SLB Ltd.	495,830	25,480,704
Security Description	Shares	Value
Entertainment — 0.8%
Walt Disney Co.	204,521	$19,711,734
Financial Services — 0.7%
Equitable Holdings, Inc.	483,644	17,948,029
Ground Transportation — 2.7%
CSX Corp.	1,612,446	66,190,908
Health Care Equipment & Supplies — 1.9%
Becton Dickinson & Co.	117,051	18,403,929
Zimmer Biomet Holdings, Inc. (b)	309,316	27,968,352
		46,372,281
Health Care Providers & Services — 4.5%
Cigna Group	84,634	22,576,119
CVS Health Corp.	476,113	34,194,436
Elevance Health, Inc.	147,993	43,324,951
UnitedHealth Group, Inc.	35,153	9,512,050
		109,607,556
Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp.	284,357	15,321,155
Household Products — 4.4%
Colgate-Palmolive Co.	591,478	50,411,670
Procter & Gamble Co.	386,288	55,795,439
		106,207,109
Industrial Conglomerates — 0.9%
Siemens AG	92,854	22,024,076
Industrial REITs — 0.9%
Rexford Industrial Realty, Inc. (b)	683,537	22,372,166
Insurance — 6.2%
Allstate Corp.	178,952	37,103,908
American International Group, Inc.	260,547	19,606,162
Chubb Ltd.	195,216	63,626,751
Hartford Insurance Group, Inc.	157,589	21,310,760
Travelers Cos., Inc.	31,596	9,215,921
		150,863,502
Interactive Media & Services — 4.0%
Alphabet, Inc. - Class C	310,411	89,044,499
Meta Platforms, Inc. - Class A	14,836	8,488,121
		97,532,620
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	28,200	13,861,146
Waters Corp. (a)	21,448	6,387,214
		20,248,360
Machinery — 5.0%
AGCO Corp. (b)	198,156	22,960,336
Cummins, Inc.	15,437	8,305,415
Fortive Corp.	651,168	35,996,567
BHFTI-318

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery—(Continued)
Middleby Corp. (a) (b)	154,680	$20,507,474
Stanley Black & Decker, Inc. (b)	456,874	32,465,466
		120,235,258
Media — 0.5%
News Corp. - Class A	440,922	10,992,185
Multi-Utilities — 2.8%
Ameren Corp.	388,054	42,654,896
Sempra (b)	255,702	24,846,563
		67,501,459
Oil, Gas & Consumable Fuels — 9.5%
ConocoPhillips	649,267	85,703,244
EOG Resources, Inc.	156,533	22,629,976
Expand Energy Corp.	149,408	16,402,010
Exxon Mobil Corp.	319,148	54,146,650
TotalEnergies SE (ADR) (b)	447,891	40,749,123
Williams Cos., Inc.	160,511	11,681,991
		231,312,994
Pharmaceuticals — 4.9%
AstraZeneca PLC (ADR)	132,256	26,083,528
Johnson & Johnson	80,545	19,688,420
Merck & Co., Inc.	371,317	44,665,722
Sanofi SA (ADR)	134,069	6,459,445
Viatris, Inc.	1,629,904	22,020,003
		118,917,118
Residential REITs — 1.5%
AvalonBay Communities, Inc. (b)	219,680	35,884,728
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc. (a)	200,110	40,708,377
Applied Materials, Inc.	104,729	35,795,325
Intel Corp. (a)	426,264	18,811,030
QUALCOMM, Inc.	196,557	25,312,611
Texas Instruments, Inc.	175,290	34,030,801
		154,658,144
Software — 1.6%
Microsoft Corp.	55,057	20,380,450
Salesforce, Inc. (b)	103,773	19,371,306
		39,751,756
Specialized REITs — 0.9%
Weyerhaeuser Co. (b)	876,070	21,402,390
Specialty Retail — 1.7%
Home Depot, Inc.	127,269	41,857,501
Technology Hardware, Storage & Peripherals — 1.7%
Samsung Electronics Co. Ltd.	371,476	41,727,914
Tobacco — 1.3%
Philip Morris International, Inc.	183,510	30,341,543
Security Description	Shares/ Principal Amount*	Value
Wireless Telecommunication Services — 1.6%
T-Mobile U.S., Inc.	182,378	$38,304,851
Total Common Stocks (Cost $1,986,226,535)		2,407,140,610

Short-Term Investments—0.5%
Short-Term Investment Funds—0.5%
T. Rowe Price Government Reserve Fund
3.664% (c) (d)	12,906,583	12,906,583
Total Short-Term Investments (Cost $12,906,583)		12,906,583

Securities Lending Reinvestments (e)—8.1%
Short-Term Investment Funds—2.9%
Allspring Government Money Market Fund, Select Class 3.600% (d)	10,000,000	10,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (d)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (d)	10,000,000	10,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	10,000,000	10,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (d)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (d)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.600% (d)	10,000,000	10,000,000
		71,000,000

Certificates of Deposit—0.5%
Bank of Montreal
3.980%, SOFR + 0.350%, 05/14/26 (f)	5,000,000	4,999,994
4.010%, SOFR + 0.380%, 11/19/26 (f)	1,000,000	1,000,380
Bank of Nova Scotia
3.960%, SOFR + 0.330%, 07/22/26 (f)	1,000,000	999,991
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 06/12/26	1,000,000	992,230
Sumitomo Mitsui Banking Corp.
3.820%, SOFR + 0.190%, 08/19/26 (f)	1,000,000	999,529
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 06/15/26	1,000,000	991,900
Zero Coupon, 06/23/26	1,000,000	990,990
		10,975,014
Commercial Paper—0.2%
ING U.S. Funding LLC
3.960%, SOFR + 0.330%, 09/18/26 (f)	1,000,000	999,950
Verto Capital I-A LLC
3.790%, 05/12/26	1,000,000	995,457
3.800%, 04/24/26	2,000,000	1,994,836
		3,990,243
BHFTI-319

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—3.9%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $1,020,000	1,000,000	$1,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $12,001,233; collateralized by various Common Stock with an aggregate market value of $13,347,373	12,000,000	12,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.550%, due on 04/01/26 with a maturity value of $15,001,479; collateralized by U.S. Treasury Note at 4.000%, maturing 07/31/29, with a market value of $15,300,005	15,000,000	15,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $20,002,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $20,400,265	20,000,000	20,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $2,042,447; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $2,040,026	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $15,045,650; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $15,345,011	15,044,125	15,044,125
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $9,500,998; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $10,554,333	9,500,000	9,500,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.625%, maturity dates ranging from 06/30/26 - 08/15/35, and an aggregate market value of $1,023,639	1,000,000	1,000,000
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $2,000,210; collateralized by various Common Stock with an aggregate market value of $2,229,257	2,000,000	2,000,000
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $10,007,389; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $10,681,113	10,000,000	10,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $47,518; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $48,469	47,514	$47,514
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/26 at 3.830%, due on 04/07/26 with a maturity value of $2,001,489; collateralized by various Common Stock with an aggregate market value of $2,229,350	2,000,000	2,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/26 at 3.910%, due on 05/05/26 with a maturity value of $6,022,808; collateralized by various Common Stock with an aggregate market value of $6,667,391	6,000,000	6,000,000
		95,591,639
Time Deposits—0.6%
Credit Agricole CIB
3.630%, 04/01/26	5,000,000	5,000,000
DZ Bank AG
3.610%, 04/01/26	5,000,000	5,000,000
Svenska NY
3.610%, 04/01/26	5,000,000	5,000,000
		15,000,000
Total Securities Lending Reinvestments (Cost $196,557,471)		196,556,896
Total Investments—107.8% (Cost $2,195,690,589)		2,616,604,089
Other assets and liabilities (net)—(7.8)%		(189,915,515)
Net Assets—100.0%		$2,426,688,574

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $194,269,321 and the collateral received consisted of cash in the amount of $196,533,813 and non-cash collateral with a value of $106,630. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(f)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-320

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Ending Value as of March 31, 2026
T. Rowe Price Government Reserve Fund	$10,005,262	$86,517,232	$(83,615,911)	$12,906,583

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2026
T. Rowe Price Government Reserve Fund	$78,190	12,906,583
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$101,472,754	$—	$—	$101,472,754
Banks	223,657,963	—	—	223,657,963
Beverages	9,721,624	—	—	9,721,624
Broadline Retail	40,776,558	—	—	40,776,558
Capital Markets	71,890,753	—	—	71,890,753
Chemicals	85,218,317	—	—	85,218,317
Communications Equipment	30,782,436	—	—	30,782,436
Consumer Staples Distribution & Retail	10,255,337	—	—	10,255,337
Containers & Packaging	25,999,596	—	—	25,999,596
Electric Utilities	52,392,153	—	—	52,392,153
Electrical Equipment	14,675,680	—	—	14,675,680
Electronic Equipment, Instruments & Components	67,529,398	—	—	67,529,398
Energy Equipment & Services	25,480,704	—	—	25,480,704
Entertainment	19,711,734	—	—	19,711,734
Financial Services	17,948,029	—	—	17,948,029
Ground Transportation	66,190,908	—	—	66,190,908
Health Care Equipment & Supplies	46,372,281	—	—	46,372,281
Health Care Providers & Services	109,607,556	—	—	109,607,556
Hotels, Restaurants & Leisure	15,321,155	—	—	15,321,155
Household Products	106,207,109	—	—	106,207,109
Industrial Conglomerates	—	22,024,076	—	22,024,076
Industrial REITs	22,372,166	—	—	22,372,166
Insurance	150,863,502	—	—	150,863,502
Interactive Media & Services	97,532,620	—	—	97,532,620
Life Sciences Tools & Services	20,248,360	—	—	20,248,360
Machinery	120,235,258	—	—	120,235,258
Media	10,992,185	—	—	10,992,185
Multi-Utilities	67,501,459	—	—	67,501,459
Oil, Gas & Consumable Fuels	231,312,994	—	—	231,312,994
Pharmaceuticals	118,917,118	—	—	118,917,118
Residential REITs	35,884,728	—	—	35,884,728
Semiconductors & Semiconductor Equipment	154,658,144	—	—	154,658,144
Software	39,751,756	—	—	39,751,756
Specialized REITs	21,402,390	—	—	21,402,390
Specialty Retail	41,857,501	—	—	41,857,501
Technology Hardware, Storage & Peripherals	—	41,727,914	—	41,727,914
Tobacco	30,341,543	—	—	30,341,543
Wireless Telecommunication Services	38,304,851	—	—	38,304,851
Total Common Stocks	2,343,388,620	63,751,990	—	2,407,140,610
Total Short-Term Investments*	12,906,583	—	—	12,906,583
Securities Lending Reinvestments
Short-Term Investment Funds	71,000,000	—	—	71,000,000
Certificates of Deposit	—	10,975,014	—	10,975,014
Commercial Paper	—	3,990,243	—	3,990,243
BHFTI-321

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$95,591,639	$—	$95,591,639
Time Deposits	—	15,000,000	—	15,000,000
Total Securities Lending Reinvestments	71,000,000	125,556,896	—	196,556,896
Total Investments	$2,427,295,203	$189,308,886	$—	$2,616,604,089
Collateral for Securities Loaned (Liability)	$—	$(196,533,813)	$—	$(196,533,813)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-322

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.2%
BWX Technologies, Inc.	30,400	$6,216,496
StandardAero, Inc. (a)	258,073	6,666,026
Textron, Inc.	116,361	10,188,569
		23,071,091
Biotechnology — 7.0%
Alnylam Pharmaceuticals, Inc. (a)	54,800	18,131,676
Apogee Therapeutics, Inc. (a) (b)	37,174	3,128,936
Ascendis Pharma AS (ADR) (a)	36,801	8,417,493
Biogen, Inc. (a)	23,082	4,231,623
BioNTech SE (ADR) (a) (b)	47,320	4,205,802
Caris Life Sciences, Inc. (a) (b)	122,543	2,191,069
CG oncology, Inc. (a) (b)	34,435	2,330,561
CRISPR Therapeutics AG (a) (b)	47,109	2,240,975
Cytokinetics, Inc. (a) (b)	82,200	5,417,802
Ionis Pharmaceuticals, Inc. (a) (b)	127,690	9,588,242
Kymera Therapeutics, Inc. (a) (b)	24,000	1,998,960
Natera, Inc. (a)	25,069	5,013,549
Nuvalent, Inc. - Class A (a) (b)	10,372	1,062,611
Revolution Medicines, Inc. (a)	16,500	1,604,625
Vaxcyte, Inc. (a) (b)	68,932	4,005,638
		73,569,562
Capital Markets — 4.9%
Bullish (a) (b)	29,028	1,037,170
Cboe Global Markets, Inc.	40,472	11,375,465
MSCI, Inc.	32,464	17,498,421
Raymond James Financial, Inc. (b)	74,800	10,830,292
TPG, Inc.	69,184	2,802,644
Tradeweb Markets, Inc. - Class A	73,900	8,695,074
		52,239,066
Commercial Services & Supplies — 2.1%
RB Global, Inc.	80,800	7,744,680
Veralto Corp.	165,900	14,668,878
		22,413,558
Construction & Engineering — 1.2%
API Group Corp. (a)	125,500	5,085,260
Quanta Services, Inc.	14,800	8,125,496
		13,210,756
Construction Materials — 1.2%
Martin Marietta Materials, Inc. (b)	21,038	12,384,650
Consumer Staples Distribution & Retail — 2.9%
Casey's General Stores, Inc.	9,692	7,054,419
Dollar Tree, Inc. (a) (b)	135,571	14,846,380
U.S. Foods Holding Corp. (a) (b)	91,500	8,437,215
		30,338,014
Containers & Packaging — 1.8%
Avery Dennison Corp.	62,520	10,795,954
Ball Corp.	140,986	8,333,682
		19,129,636
Security Description	Shares	Value
Distributors — 0.9%
Pool Corp. (b)	47,400	$9,590,442
Diversified Consumer Services — 2.0%
Liberty Live Holdings, Inc. - Class C (a) (b)	100,261	9,435,563
McGraw Hill, Inc. (a) (b)	134,691	1,845,266
Service Corp. International (b)	124,000	10,231,240
		21,512,069
Electrical Equipment — 0.3%
Acuity, Inc. (b)	11,200	3,138,463
Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp. - Class A	15,800	1,996,330
Keysight Technologies, Inc. (a)	68,500	19,342,345
Ralliant Corp. (b)	58,163	2,418,999
		23,757,674
Energy Equipment & Services — 1.7%
TechnipFMC PLC	260,942	18,038,921
Entertainment — 1.8%
Liberty Media Corp.-Liberty Formula One - Class C (a)	182,352	15,503,567
Live Nation Entertainment, Inc. (a) (b)	21,603	3,294,674
		18,798,241
Financial Services — 0.3%
Corpay, Inc. (a)	12,341	3,591,108
Food Products — 0.6%
McCormick & Co., Inc.	129,600	6,537,024
Ground Transportation — 2.6%
Old Dominion Freight Line, Inc.	79,855	15,603,667
XPO, Inc. (a) (b)	60,100	11,692,455
		27,296,122
Health Care Equipment & Supplies — 3.3%
Cooper Cos., Inc. (a)	200,598	14,342,757
Insulet Corp. (a)	40,000	8,393,600
QuidelOrtho Corp. (a) (b)	87,274	1,433,912
Teleflex, Inc.	86,823	10,384,899
		34,555,168
Health Care Providers & Services — 2.0%
Cencora, Inc.	44,781	14,067,503
Encompass Health Corp. (b)	68,900	6,664,697
		20,732,200
Health Care Technology — 1.3%
Veeva Systems, Inc. - Class A (a)	75,261	13,220,347
Hotels, Restaurants & Leisure — 11.2%
Domino's Pizza, Inc. (b)	41,760	14,983,071
DraftKings, Inc. - Class A (a)	101,500	2,194,430
Dutch Bros, Inc. - Class A (a) (b)	59,900	3,034,534
Hilton Worldwide Holdings, Inc.	93,700	28,492,296
BHFTI-323

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Planet Fitness, Inc. - Class A (a)	166,883	$12,412,758
Sportradar Group AG - Class A (a) (b)	274,200	4,590,108
Texas Roadhouse, Inc.	27,000	4,458,780
Viking Holdings Ltd. (a)	277,874	20,418,181
Wingstop, Inc. (b)	16,400	2,541,508
Wyndham Hotels & Resorts, Inc. (b)	79,210	6,434,228
Yum! Brands, Inc.	122,671	19,072,887
		118,632,781
Household Durables — 0.4%
TopBuild Corp. (a) (b)	11,600	4,075,080
Industrial Conglomerates — 0.1%
Bending Spoons SpA - Class C † (a) (c) (d)	14,584	1,286,520
Insurance — 2.4%
Assurant, Inc. (b)	72,700	15,834,787
Markel Group, Inc. (a)	3,476	6,653,308
Ryan Specialty Holdings, Inc. (b)	86,022	2,902,382
		25,390,477
Interactive Media & Services — 0.6%
Reddit, Inc. - Class A (a)	47,929	6,453,640
IT Services — 0.3%
MongoDB, Inc. (a)	14,700	3,598,119
Life Sciences Tools & Services — 5.5%
Agilent Technologies, Inc.	198,600	22,636,428
Avantor, Inc. (a) (b)	357,300	2,801,232
Mettler-Toledo International, Inc. (a)	16,200	20,431,440
West Pharmaceutical Services, Inc.	49,418	12,386,127
		58,255,227
Machinery — 3.3%
Esab Corp. (b)	117,666	11,373,596
Fortive Corp. (b)	60,533	3,346,264
Ingersoll Rand, Inc. (b)	150,600	12,066,072
ITT, Inc.	40,800	7,773,624
		34,559,556
Media — 1.4%
New York Times Co. - Class A (b)	172,300	14,426,679
Oil, Gas & Consumable Fuels — 2.6%
Cheniere Energy, Inc.	29,800	8,456,048
DT Midstream, Inc.	44,800	6,033,216
EQT Corp.	206,914	13,168,007
		27,657,271
Pharmaceuticals — 1.0%
Elanco Animal Health, Inc. (a) (b)	423,953	10,145,195
Professional Services — 4.8%
Booz Allen Hamilton Holding Corp. (b)	128,200	10,003,446
Broadridge Financial Solutions, Inc.	17,200	2,794,656
Security Description	Shares	Value
Professional Services—(Continued)
Equifax, Inc.	35,300	$6,356,471
Paylocity Holding Corp. (a)	85,899	9,280,528
TransUnion (b)	155,877	10,785,130
UL Solutions, Inc. - Class A (b)	132,058	11,318,691
		50,538,922
Semiconductors & Semiconductor Equipment — 7.4%
Lattice Semiconductor Corp. (a)	238,200	22,095,432
MACOM Technology Solutions Holdings, Inc. (a) (b)	67,000	14,878,690
Microchip Technology, Inc.	221,381	14,303,427
Monolithic Power Systems, Inc.	16,137	17,643,389
NXP Semiconductors NV	31,577	6,216,248
Rambus, Inc. (a) (b)	35,300	3,036,859
		78,174,045
Software — 6.8%
Atlassian Corp. - Class A (a)	54,273	3,704,132
Aurora Innovation, Inc. (a) (b)	449,688	1,852,715
Descartes Systems Group, Inc. (a)	45,000	3,220,200
Guidewire Software, Inc. (a) (b)	25,450	3,806,302
Manhattan Associates, Inc. (a) (b)	74,700	9,944,064
PTC, Inc. (a) (b)	130,686	18,621,448
Tyler Technologies, Inc. (a) (b)	44,900	15,372,862
Unity Software, Inc. (a)	97,766	2,144,986
Zoom Communications, Inc. (a)	91,900	7,387,841
Zscaler, Inc. (a)	38,900	5,457,281
		71,511,831
Specialty Retail — 3.8%
Burlington Stores, Inc. (a)	57,873	18,830,717
Ross Stores, Inc.	47,300	10,246,599
Ulta Beauty, Inc. (a)	21,693	11,339,148
		40,416,464
Technology Hardware, Storage & Peripherals — 0.7%
Everpure, Inc. - Class A (a)	128,400	7,580,736
Textiles, Apparel & Luxury Goods — 0.7%
Birkenstock Holding PLC (a) (b)	201,798	7,230,422
Trading Companies & Distributors — 1.3%
Ferguson Enterprises, Inc.	60,008	13,997,466
Total Common Stocks (Cost $871,311,790)		1,021,054,543

Convertible Preferred Stocks—0.6%
Automobiles — 0.1%
Nuro, Inc. - Series D † (a) (c) (d)	37,838	578,543
Sila Nanotechnologies, Inc. - Series F † (a) (c) (d)	43,934	477,123
		1,055,666
Commercial Services & Supplies — 0.1%
Redwood Materials, Inc.- Series C † (a) (c) (d)	18,350	863,734
BHFTI-324

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Convertible Preferred Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value

Software — 0.4%
Databricks, Inc. - Series H † (a) (c) (d)	11,738	$2,007,550
Databricks, Inc. - Series I † (a) (c) (d)	4,164	712,169
Databricks, Inc. - Series J † (a) (c) (d)	7,056	1,206,788
		3,926,507
Total Convertible Preferred Stocks (Cost $5,293,184)		5,845,907

Short-Term Investments—2.8%
Short-Term Investment Funds—2.8%
T. Rowe Price Government Reserve Fund
3.664% (e) (f)	30,094,048	30,094,048
Total Short-Term Investments (Cost $30,094,048)		30,094,048

Securities Lending Reinvestments (g)—14.0%
Short-Term Investment Funds—1.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (f)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (f)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (f)	2,000,000	2,000,000
		13,000,000

Certificates of Deposit—0.7%
Bank of Montreal
4.010%, SOFR + 0.380%, 11/19/26 (h)	1,000,000	1,000,380
BNP Paribas SA
3.760%, 05/12/26	1,000,000	999,969
Commonwealth Bank of Australia
4.010%, SOFR + 0.380%, 04/13/26 (h)	1,000,000	1,000,040
Mizuho Bank Ltd.
3.850%, SOFR + 0.220%, 04/10/26 (h)	1,000,000	999,981
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 06/15/26	2,000,000	1,983,800
Zero Coupon, 06/23/26	1,000,000	990,990
		6,975,160
Commercial Paper—0.8%
Concord Minutemen Capital Co. LLC
4.010%, SOFR + 0.380%, 06/18/26 (h)	2,000,000	1,999,996
ING U.S. Funding LLC
3.960%, SOFR + 0.330%, 09/18/26 (h)	1,000,000	999,950
Ionic Funding LLC
3.720%, 04/01/26	1,000,000	999,892
Verto Capital I-A LLC
3.720%, 04/02/26	1,000,000	999,789
3.800%, 04/24/26	3,000,000	2,992,254
		7,991,881
Security Description	Principal Amount*	Value
Repurchase Agreements—10.5%
Bank of Montreal
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $6,000,628; collateralized by various Common Stock with an aggregate market value of $6,687,599	6,000,000	$6,000,000
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $10,001,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $10,200,000	10,000,000	10,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $2,000,206; collateralized by various Common Stock with an aggregate market value of $2,224,562	2,000,000	2,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $25,002,618; collateralized by various Common Stock with an aggregate market value of $27,807,026	25,000,000	25,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $2,000,204; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $5,000,512; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $5,100,066	5,000,000	5,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $8,169,789; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $8,160,106	8,000,000	8,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $8,300,872; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $9,221,154	8,300,000	8,300,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $11,001,155; collateralized by various Common Stock with an aggregate market value of $12,260,916	11,000,000	11,000,000
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $19,014,039; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $20,294,114	19,000,000	19,000,000
BHFTI-325

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
NatWest Markets Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $9,481,373; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.875%, maturity dates ranging from 09/15/26 - 08/15/35, and an aggregate market value of $9,671,001	9,480,412	$9,480,412
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/26 at 3.830%, due on 04/07/26 with a maturity value of $2,001,489; collateralized by various Common Stock with an aggregate market value of $2,229,350	2,000,000	2,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/26 at 3.910%, due on 05/05/26 with a maturity value of $3,011,404; collateralized by various Common Stock with an aggregate market value of $3,333,696	3,000,000	3,000,000
		110,780,412
Time Deposits—0.8%
Credit Agricole CIB
3.630%, 04/01/26	1,000,000	1,000,000
DZ Bank AG
3.610%, 04/01/26	5,000,000	5,000,000
National Bank of Canada
3.710%, OBFR + 0.070% 04/07/26 (h)	2,000,000	2,000,000
Svenska NY
3.610%, 04/01/26	1,000,000	1,000,000
		9,000,000
Total Securities Lending Reinvestments (Cost $147,747,496)		147,747,453
Total Investments—114.0% (Cost $1,054,446,518)		1,204,741,951
Other assets and liabilities (net)—(14.0)%		(147,805,552)
Net Assets—100.0%		$1,056,936,399

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2026, the market value of restricted securities was $7,132,427, which is 0.7% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $176,246,801 and the collateral received consisted of cash in the amount of $147,728,380 and non-cash collateral with a value of $26,210,484. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2026, these securities represent 0.7% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(h)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Bending Spoons SpA - Class C	10/28/25	14,584	$1,296,982	$1,286,520
Databricks, Inc. - Series H	08/31/21	11,738	862,557	2,007,550
Databricks, Inc. - Series I	09/14/23	4,164	306,054	712,169
Databricks, Inc. - Series J	12/17/24	7,056	652,680	1,206,788
Nuro, Inc. - Series D	10/29/21	37,838	788,760	578,543
Redwood Materials, Inc. - Series C	05/28/21	18,350	869,854	863,734
Sila Nanotechnologies, Inc. - Series F	01/07/21	43,934	1,813,279	477,123
				$7,132,427
BHFTI-326

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Ending Value as of March 31, 2026
T. Rowe Price Government Reserve Fund	$37,723,685	$32,090,178	$(39,719,815)	$30,094,048

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2026
T. Rowe Price Government Reserve Fund	$431,338	30,094,048
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$23,071,091	$—	$—	$23,071,091
Biotechnology	73,569,562	—	—	73,569,562
Capital Markets	52,239,066	—	—	52,239,066
Commercial Services & Supplies	22,413,558	—	—	22,413,558
Construction & Engineering	13,210,756	—	—	13,210,756
Construction Materials	12,384,650	—	—	12,384,650
Consumer Staples Distribution & Retail	30,338,014	—	—	30,338,014
Containers & Packaging	19,129,636	—	—	19,129,636
Distributors	9,590,442	—	—	9,590,442
Diversified Consumer Services	21,512,069	—	—	21,512,069
Electrical Equipment	3,138,463	—	—	3,138,463
Electronic Equipment, Instruments & Components	23,757,674	—	—	23,757,674
Energy Equipment & Services	18,038,921	—	—	18,038,921
Entertainment	18,798,241	—	—	18,798,241
Financial Services	3,591,108	—	—	3,591,108
Food Products	6,537,024	—	—	6,537,024
Ground Transportation	27,296,122	—	—	27,296,122
Health Care Equipment & Supplies	34,555,168	—	—	34,555,168
Health Care Providers & Services	20,732,200	—	—	20,732,200
Health Care Technology	13,220,347	—	—	13,220,347
Hotels, Restaurants & Leisure	118,632,781	—	—	118,632,781
Household Durables	4,075,080	—	—	4,075,080
Industrial Conglomerates	—	—	1,286,520	1,286,520
Insurance	25,390,477	—	—	25,390,477
Interactive Media & Services	6,453,640	—	—	6,453,640
IT Services	3,598,119	—	—	3,598,119
Life Sciences Tools & Services	58,255,227	—	—	58,255,227
Machinery	34,559,556	—	—	34,559,556
Media	14,426,679	—	—	14,426,679
Oil, Gas & Consumable Fuels	27,657,271	—	—	27,657,271
Pharmaceuticals	10,145,195	—	—	10,145,195
Professional Services	50,538,922	—	—	50,538,922
Semiconductors & Semiconductor Equipment	78,174,045	—	—	78,174,045
Software	71,511,831	—	—	71,511,831
Specialty Retail	40,416,464	—	—	40,416,464
Technology Hardware, Storage & Peripherals	7,580,736	—	—	7,580,736
Textiles, Apparel & Luxury Goods	7,230,422	—	—	7,230,422
Trading Companies & Distributors	13,997,466	—	—	13,997,466
Total Common Stocks	1,019,768,023	—	1,286,520	1,021,054,543
Total Convertible Preferred Stocks*	—	—	5,845,907	5,845,907
Total Short-Term Investments*	30,094,048	—	—	30,094,048
Securities Lending Reinvestments
Short-Term Investment Funds	13,000,000	—	—	13,000,000
Certificates of Deposit	—	6,975,160	—	6,975,160
BHFTI-327

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$7,991,881	$—	$7,991,881
Repurchase Agreements	—	110,780,412	—	110,780,412
Time Deposits	—	9,000,000	—	9,000,000
Total Securities Lending Reinvestments	13,000,000	134,747,453	—	147,747,453
Total Investments	$1,062,862,071	$134,747,453	$7,132,427	$1,204,741,951
Collateral for Securities Loaned (Liability)	$—	$(147,728,380)	$—	$(147,728,380)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.
BHFTI-328

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—37.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 1.3%
Federal Home Loan Mortgage Corp. REMICS
3.000%, 04/15/48	510,741	$456,620
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.162%, SOFR30A + 1.500%, 10/25/41 (144A) (a)	2,249,584	2,251,687
Federal Home Loan Mortgage Corp. STRIPS
2.000%, 01/25/51 (b)	7,528,459	902,846
Federal National Mortgage Association Interest STRIPS
2.000%, 07/25/50 (b)	3,460,985	431,559
2.000%, 07/25/51 (b)	10,061,865	1,248,685
2.000%, 09/25/51 (b)	4,008,237	500,502
2.000%, 03/25/52 (b)	8,516,490	1,064,686
2.000%, 10/25/52 (b)	6,157,923	784,843
Federal National Mortgage Association REMICS
2.000%, 07/25/52 (b)	47,376,354	5,927,346
3.000%, 06/25/48	1,191,182	1,047,376
3.500%, 01/25/47	281,901	280,217
3.500%, 06/25/47	575,740	563,612
Government National Mortgage Association REMICS
3.500%, 09/20/48	971,689	900,568
		16,360,547
Agency Mortgage-Backed Securities — 35.7%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/52	8,270,160	6,699,167
2.000%, 04/01/52	5,375,161	4,347,726
2.500%, 02/01/52	6,857,561	5,805,334
2.500%, 05/01/52	5,910,997	5,000,301
3.000%, 09/01/46	685,441	619,014
3.000%, 10/01/46	1,862,609	1,681,137
3.000%, 11/01/46	2,882,954	2,601,325
3.000%, 01/01/47	3,571,228	3,208,368
3.000%, 01/01/50	4,015,480	3,609,534
3.000%, 05/01/52	4,651,620	4,118,696
3.500%, 01/01/44	1,322,130	1,247,433
3.500%, 04/01/45	1,983,068	1,874,481
3.500%, 11/01/45	213,219	200,295
3.500%, 06/01/46	766,277	718,249
3.500%, 08/01/46	888,065	834,760
3.500%, 12/01/47	2,359,713	2,201,429
3.500%, 01/01/48	8,360,292	7,833,413
4.000%, 01/01/45	1,386,563	1,338,441
4.000%, 12/01/45	3,129,157	3,025,528
4.000%, 03/01/48	266,037	254,802
4.000%, 06/01/48	18,165	17,419
4.000%, 11/01/48	426,056	409,184
4.000%, 10/01/52	6,303,465	5,972,192
4.000%, 01/01/54	7,018,337	6,627,730
4.500%, 10/01/48	902,775	887,849
4.500%, 08/01/52	1,979,940	1,916,624
4.500%, 10/01/52	2,904,601	2,815,303
4.500%, 11/01/52	6,367,651	6,171,236
4.500%, 10/01/53	3,573,932	3,464,427
5.000%, 06/01/48	261,780	263,878
5.000%, 08/01/48	38,818	38,993
5.000%, 10/01/48	486,677	488,376
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.000%, 08/01/40	1,768,569	$1,559,908
2.000%, 11/01/40	235,316	207,212
2.000%, 07/01/41	2,872,487	2,507,581
2.000%, 10/01/50	1,514,971	1,233,851
2.000%, 02/01/51	4,928,626	4,008,923
2.000%, 03/01/51	7,590,814	6,171,180
2.000%, 12/01/51	7,722,762	6,254,689
2.000%, 03/01/52	6,150,627	4,976,572
2.000%, 04/01/52	9,528,802	7,775,569
2.000%, 10/01/52	11,903,666	9,605,620
2.500%, 05/01/51	6,868,317	5,906,036
2.500%, 12/01/51	7,058,629	6,055,302
2.500%, 01/01/52	562,104	476,204
2.500%, 02/01/52	7,228,237	6,119,134
3.000%, 07/01/45	5,455,667	4,969,345
3.000%, 09/01/49	2,881,221	2,588,873
3.000%, 10/01/49	827,202	723,079
3.500%, 01/01/44	1,704,725	1,601,855
3.500%, 01/01/48	2,001,296	1,861,808
3.500%, 02/01/48	965,833	901,595
4.000%, 08/01/42	231,086	224,182
4.000%, 06/01/47	513,145	491,610
4.000%, 10/01/52	6,663,143	6,312,765
4.000%, 11/01/52	6,728,582	6,372,661
4.000%, 02/01/53	6,008,411	5,678,072
4.500%, 02/01/46	844,905	833,555
4.500%, 05/01/48	2,444,228	2,397,731
4.500%, 08/01/48	428,794	419,156
4.500%, 09/01/52	5,064,608	4,909,425
4.500%, 12/01/52	9,360,974	9,071,274
4.500%, 02/01/53	10,315,829	10,005,328
5.000%, 05/01/53	2,377,492	2,355,950
5.000%, 06/01/53	3,487,832	3,456,229
5.000%, 11/01/53	5,199,233	5,144,314
5.500%, 07/01/53	2,120,516	2,137,151
5.500%, 08/01/53	7,910,887	7,972,950
Government National Mortgage Association
3.000%, 10/20/46	564,479	511,709
3.000%, 12/20/46	1,782,896	1,613,482
3.000%, 04/20/47	364,578	330,276
3.000%, 11/20/47	638,384	576,984
3.000%, 10/20/49	699,768	614,710
3.500%, 04/20/46	1,275,834	1,200,948
3.500%, 05/20/46	560,908	525,324
3.500%, 06/20/46	124,882	116,959
3.500%, 11/20/46	1,891,166	1,779,175
3.500%, 01/20/47	330,265	310,144
3.500%, 09/20/47	606,773	569,453
3.500%, 11/20/47	1,228,650	1,154,597
3.500%, 07/20/49	96,669	87,607
4.000%, 11/20/47	610,101	582,748
4.000%, 12/20/47	559,477	534,293
4.000%, 03/20/48	399,884	381,736
4.000%, 10/20/48	804,954	767,650
4.000%, 10/20/52	6,412,976	6,075,105
BHFTI-329

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.500%, 02/20/47	1,180,973	$1,167,124
4.500%, 06/20/47	1,785,529	1,763,211
4.500%, 10/20/52	3,637,806	3,544,194
5.000%, 06/20/47	890,209	903,058
5.000%, 09/20/47	462,777	469,460
5.500%, 02/20/54	3,600,565	3,643,571
Government National Mortgage Association, TBA
2.500%, TBA (c)	17,875,000	15,375,293
3.500%, TBA (c)	9,650,000	8,807,365
4.000%, TBA (c)	17,300,000	16,202,768
5.000%, TBA (c)	6,800,000	6,734,056
5.500%, TBA (c)	6,450,000	6,491,078
Uniform Mortgage-Backed Security, TBA
3.000%, TBA (c)	1,225,000	1,074,813
3.500%, TBA (c)	54,100,000	49,535,496
4.000%, TBA (c)	42,525,000	40,111,932
4.500%, TBA (c)	29,775,000	28,733,044
5.000%, TBA (c)	13,100,000	12,918,259
5.500%, TBA (c)	6,450,000	6,479,708
		451,266,663
Total Agency Sponsored Mortgage-Backed Securities (Cost $479,271,074)		467,627,210

U.S. Treasury & Government Agencies—30.9%
U.S. Treasury — 30.9%
U.S. Treasury Bonds
4.625%, 02/15/46 (d)	38,805,000	37,410,445
4.750%, 02/15/56 (d)	45,727,000	44,598,115
U.S. Treasury Notes
3.375%, 02/29/28 (d)	953,000	945,480
3.500%, 03/15/29 (d)	35,085,000	34,775,265
3.500%, 02/28/31	270,000	264,769
3.875%, 03/31/28	85,825,000	85,952,397
3.875%, 03/31/31	152,050,000	151,562,965
4.125%, 02/15/36 (d)	16,688,000	16,427,250
4.250%, 03/31/33	17,915,000	18,038,166
Total U.S. Treasury & Government Agencies (Cost $391,824,608)		389,974,852

Corporate Bonds & Notes—17.8%
Agriculture — 0.1%
Japan Tobacco, Inc.
5.250%, 06/15/30 (144A)	1,835,000	1,880,768
Airlines — 0.1%
United Airlines Pass-Through Trust
5.800%, 07/15/37	1,748,406	1,799,598
Auto Manufacturers — 0.2%
Volkswagen Group of America Finance LLC
5.650%, 03/25/32 (144A) (d)	2,040,000	2,071,768
Security Description	Principal Amount*	Value

Banks — 2.3%
Bank of America Corp.
2.087%, SOFR + 1.060%, 06/14/29 (a) (d)	2,010,000	$1,912,394
2.299%, SOFR + 1.220%, 07/21/32 (a)	153,000	135,058
2.572%, SOFR + 1.210%, 10/20/32 (a)	415,000	369,233
3.970%, 3M TSFR + 1.332%, 03/05/29 (a)	990,000	981,019
Citibank NA
4.914%, 05/29/30 (d)	1,060,000	1,076,525
Citigroup, Inc.
1.462%, SOFR + 0.770%, 06/09/27 (a)	80,000	79,539
2.520%, SOFR + 1.177%, 11/03/32 (a)	160,000	141,075
3.057%, SOFR + 1.351%, 01/25/33 (a)	80,000	72,347
Goldman Sachs Group, Inc.
1.542%, SOFR + 0.818%, 09/10/27 (a)	1,372,000	1,354,219
1.948%, SOFR + 0.913%, 10/21/27 (a) (d)	1,550,000	1,528,846
4.153%, SOFR + 0.900%, 10/21/29 (a) (d)	130,000	128,787
5.016%, SOFR + 1.420%, 10/23/35 (a)	400,000	392,602
5.536%, SOFR + 1.380%, 01/28/36 (a) (d)	200,000	203,297
HSBC Holdings PLC
4.755%, SOFR + 2.110%, 06/09/28 (a)	150,000	150,319
JPMorgan Chase & Co.
1.578%, SOFR + 0.885%, 04/22/27 (a)	5,695,000	5,685,824
2.182%, SOFR + 1.890%, 06/01/28 (a) (d)	580,000	565,393
2.580%, 3M TSFR + 1.250%, 04/22/32 (a)	250,000	225,915
2.739%, 3M TSFR + 1.510%, 10/15/30 (a) (d)	1,215,000	1,144,301
2.947%, SOFR + 1.170%, 02/24/28 (a)	1,250,000	1,234,273
4.946%, SOFR + 1.340%, 10/22/35 (a) (d)	955,000	944,525
5.502%, SOFR + 1.315%, 01/24/36 (a) (d)	90,000	92,118
Morgan Stanley
1.928%, SOFR + 1.020%, 04/28/32 (a)	300,000	260,045
2.239%, SOFR + 1.178%, 07/21/32 (a)	855,000	748,534
2.475%, SOFR + 1.000%, 01/21/28 (a)	1,275,000	1,255,016
2.511%, SOFR + 1.200%, 10/20/32 (a)	670,000	591,571
5.587%, SOFR + 1.418%, 01/18/36 (a)	390,000	397,615
Morgan Stanley Bank NA
5.016%, SOFR + 0.906%, 01/12/29 (a) (d)	250,000	252,676
Morgan Stanley Private Bank NA
4.204%, SOFR + 0.780%, 11/17/28 (a)	200,000	199,307
4.465%, SOFR + 1.020%, 11/19/31 (a) (d)	925,000	910,645
Wells Fargo & Co.
2.393%, SOFR + 2.100%, 06/02/28 (a)	4,590,000	4,480,097
4.897%, SOFR + 2.100%, 07/25/33 (a)	1,265,000	1,258,531
5.211%, SOFR + 1.380%, 12/03/35 (a)	265,000	263,828
5.574%, SOFR + 1.740%, 07/25/29 (a)	610,000	624,013
		29,659,487
Beverages — 0.3%
Bacardi Ltd.
5.300%, 05/15/48 (144A)	605,000	526,340
Constellation Brands, Inc.
2.250%, 08/01/31 (d)	2,165,000	1,909,657
Diageo Investment Corp.
5.125%, 08/15/30	1,330,000	1,357,919
		3,793,916
BHFTI-330

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Biotechnology — 0.2%
Amgen, Inc.
4.850%, 02/19/36 (d)	2,000,000	$1,965,061
Chemicals — 0.3%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A) (d)	3,628,000	3,232,136
Commercial Services — 0.1%
Rollins, Inc.
5.250%, 02/24/35	1,585,000	1,583,899
Computers — 0.3%
Dell International LLC/EMC Corp.
4.500%, 02/15/31 (d)	2,615,000	2,584,090
5.000%, 04/01/30 (d)	1,245,000	1,259,979
		3,844,069
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (d)	2,195,000	2,112,873
5.750%, 06/06/28 (d)	455,000	466,176
American Express Co.
5.667%, SOFR + 1.790%, 04/25/36 (a) (d)	1,215,000	1,255,727
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	560,000	541,022
Lseg U.S. Fin Corp.
5.250%, 03/23/36 (144A)	650,000	643,617
		5,019,415
Electric — 3.1%
AEP Transmission Co. LLC
5.150%, 04/01/34	935,000	940,669
Alliant Energy Corp.
5.750%, 5Y H15 + 2.077%, 04/01/56 (a)	1,050,000	1,020,868
American Electric Power Co., Inc.
5.800%, 5Y H15 + 2.128%, 03/15/56 (a) (d)	560,000	553,176
6.050%, 5Y H15 + 1.940%, 03/15/56 (a) (d)	2,330,000	2,309,204
Appalachian Power Co.
3.300%, 06/01/27	760,000	749,889
Arizona Public Service Co.
5.700%, 08/15/34 (d)	2,595,000	2,685,672
CenterPoint Energy, Inc.
5.950%, 5Y H15 + 2.223%, 04/01/56 (a) (d)	1,265,000	1,253,752
Dominion Energy, Inc.
6.000%, 5Y H15 + 2.262%, 02/15/56 (a)	800,000	794,902
6.200%, 5Y H15 + 2.006%, 02/15/56 (a) (d)	1,405,000	1,392,642
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	828,789
4.100%, 03/15/43	2,325,000	1,911,474
Entergy Corp.
6.100%, 5Y H15 + 2.013%, 06/15/56 (a) (d)	1,570,000	1,549,484
Evergy Missouri West, Inc.
5.650%, 06/01/34 (144A)	2,155,000	2,200,209
Eversource Energy
4.600%, 07/01/27 (d)	1,660,000	1,661,333
5.950%, 02/01/29 (d)	1,160,000	1,201,881
Security Description	Principal Amount*	Value

Electric—(Continued)
FirstEnergy Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	570,000	$557,283
Florida Power & Light Co.
3.990%, 03/01/49	2,000,000	1,547,844
International Transmission Co.
4.625%, 08/15/43	2,500,000	2,177,634
MidAmerican Energy Co.
4.800%, 09/15/43	905,000	817,489
Oncor Electric Delivery Co. LLC
5.350%, 04/01/35 (d)	1,835,000	1,875,068
Public Service Co. of Colorado
5.250%, 04/01/53	1,545,000	1,398,107
Southern Co.
3.750%, 5Y H15 + 2.915%, 09/15/51 (a)	2,500,000	2,475,122
6.000%, 5Y H15 + 1.993%, 04/01/58 (a) (d)	1,600,000	1,608,019
Southwestern Electric Power Co.
4.100%, 09/15/28	3,000,000	2,979,278
Trans-Allegheny Interstate Line Co.
5.000%, 01/15/31 (144A) (d)	2,500,000	2,539,566
		39,029,354
Food — 0.2%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.000%, 05/15/32	25,000	22,216
6.500%, 12/01/52 (d)	810,000	819,978
6.750%, 03/15/34 (d)	1,051,000	1,155,941
Pilgrim's Pride Corp.
3.500%, 03/01/32 (d)	1,200,000	1,089,293
		3,087,428
Gas — 1.0%
CenterPoint Energy Resources Corp.
5.400%, 07/01/34 (d)	2,155,000	2,199,238
East Ohio Gas Co.
2.000%, 06/15/30 (144A) (d)	1,780,000	1,597,599
KeySpan Gas East Corp.
3.586%, 01/18/52 (144A)	5,000,000	3,315,836
Piedmont Natural Gas Co., Inc.
5.100%, 02/15/35 (d)	1,175,000	1,169,540
Southern Co. Gas Capital Corp.
3.250%, 06/15/26 (d)	4,000,000	3,992,098
Spire, Inc.
4.700%, 08/15/44	1,000,000	842,864
		13,117,175
Healthcare-Products — 0.3%
Abbott Laboratories
5.500%, 03/15/56	730,000	715,785
Medline Borrower LP
3.875%, 04/01/29 (144A)	3,215,000	3,110,068
		3,825,853
Healthcare-Services — 2.0%
Centene Corp.
3.000%, 10/15/30	1,727,000	1,513,473
BHFTI-331

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Cigna Group
3.400%, 03/15/51 (d)	739,000	$500,768
5.250%, 01/15/36 (d)	2,710,000	2,713,493
CommonSpirit Health
2.782%, 10/01/30 (d)	870,000	799,803
3.347%, 10/01/29	110,000	105,220
Elevance Health, Inc.
5.000%, 01/15/36 (d)	1,970,000	1,929,894
5.200%, 02/15/35 (d)	1,905,000	1,901,872
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A)	2,050,000	2,010,291
HCA, Inc.
5.250%, 06/15/26	805,000	805,465
5.875%, 02/01/29 (d)	2,000,000	2,058,369
Humana, Inc.
3.700%, 03/23/29	4,685,000	4,553,908
New York & Presbyterian Hospital
3.563%, 08/01/36	4,490,000	3,950,868
UnitedHealth Group, Inc.
5.625%, 07/15/54 (d)	1,960,000	1,868,025
		24,711,449
Insurance — 0.6%
Farmers Exchange Capital III
5.454%, 3M TSFR + 3.716%, 10/15/54 (144A) (a)	3,530,000	3,188,276
Farmers Insurance Exchange
4.747%, 11/01/57 (144A)	90,000	75,614
Marsh & McLennan Cos., Inc.
4.950%, 03/15/36	1,755,000	1,738,411
NLG Global Funding
4.350%, 09/15/30 (144A) (d)	2,000,000	1,964,351
		6,966,652
Internet — 1.1%
Airbnb, Inc.
5.250%, 03/16/36	1,600,000	1,601,620
Alphabet, Inc.
5.650%, 02/15/56 (d)	2,105,000	2,098,229
Amazon.com, Inc.
4.875%, 03/13/36	915,000	906,661
5.450%, 11/20/55 (d)	1,835,000	1,752,918
5.800%, 03/13/56	1,200,000	1,199,036
Meta Platforms, Inc.
5.625%, 11/15/55 (d)	4,663,000	4,371,051
Uber Technologies, Inc.
4.800%, 09/15/34 (d)	2,150,000	2,104,868
		14,034,383
Lodging — 0.1%
Las Vegas Sands Corp.
6.000%, 06/14/30	1,220,000	1,254,825
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900%, 06/01/52	1,315,000	837,115
Security Description	Principal Amount*	Value

Media—(Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
5.850%, 12/01/35	1,600,000	$1,573,739
Time Warner Cable LLC
4.500%, 09/15/42	20,000	15,019
5.500%, 09/01/41	430,000	370,596
5.875%, 11/15/40	1,850,000	1,676,537
		4,473,006
Miscellaneous Manufacturing — 0.1%
Eaton Corp.
4.800%, 03/06/36 (d)	1,185,000	1,169,942
Oil & Gas — 0.0%
Petroleos Mexicanos
6.750%, 09/21/47	647,000	516,251
Packaging & Containers — 0.5%
Amcor Finance USA, Inc.
3.625%, 04/28/26 (d)	2,625,000	2,623,495
Amcor Flexibles North America, Inc.
5.500%, 03/17/35 (d)	1,490,000	1,507,063
Berry Global, Inc.
1.650%, 01/15/27 (d)	2,631,000	2,575,943
		6,706,501
Pharmaceuticals — 0.9%
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (144A)	2,776,000	2,748,153
4.400%, 07/15/44 (144A)	1,095,000	864,579
4.625%, 06/25/38 (144A)	1,250,000	1,116,049
4.875%, 06/25/48 (144A) (d)	355,000	290,822
CVS Health Corp.
4.780%, 03/25/38	305,000	281,069
5.050%, 03/25/48 (d)	2,555,000	2,192,196
5.450%, 09/15/35 (d)	775,000	778,014
Johnson & Johnson
5.000%, 03/01/35 (d)	1,175,000	1,209,655
Novartis Capital Corp.
4.600%, 03/18/33	1,300,000	1,294,476
		10,775,013
Pipelines — 0.0%
TransCanada PipeLines Ltd.
4.625%, 03/01/34 (d)	145,000	140,325
Real Estate Investment Trusts — 1.3%
American Assets Trust LP
3.375%, 02/01/31	1,400,000	1,261,975
American Homes 4 Rent LP
2.375%, 07/15/31 (d)	975,000	857,966
American Tower Corp.
2.300%, 09/15/31 (d)	2,404,000	2,116,396
2.700%, 04/15/31 (d)	1,396,000	1,266,659
5.550%, 07/15/33	710,000	729,619
5.900%, 11/15/33	1,200,000	1,256,813
BHFTI-332

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Extra Space Storage LP
2.400%, 10/15/31 (d)	349,000	$305,271
3.900%, 04/01/29 (d)	320,000	313,331
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/31	60,000	56,735
5.625%, 03/01/36	1,545,000	1,502,664
5.750%, 06/01/28 (d)	2,000,000	2,030,456
Healthcare Realty Holdings LP
3.500%, 08/01/26	2,399,000	2,390,952
Hudson Pacific Properties LP
3.250%, 01/15/30 (d)	454,000	366,881
3.950%, 11/01/27	24,000	22,644
4.650%, 04/01/29	4,000	3,412
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 (d)	964,000	825,124
LXP Industrial Trust
6.750%, 11/15/28	102,000	106,939
VICI Properties LP/VICI Note Co., Inc.
3.875%, 02/15/29 (144A) (d)	450,000	437,312
4.125%, 08/15/30 (144A)	57,000	54,586
		15,905,735
Retail — 0.2%
McDonald's Corp.
4.950%, 03/03/35 (d)	1,850,000	1,840,317
Starbucks Corp.
5.400%, 05/15/35	110,000	112,470
		1,952,787
Semiconductors — 0.1%
Foundry JV Holdco LLC
5.500%, 01/25/31 (144A)	105,000	107,213
Intel Corp.
2.000%, 08/12/31 (d)	765,000	661,929
3.250%, 11/15/49	905,000	571,778
3.734%, 12/08/47	195,000	136,260
4.900%, 08/05/52 (d)	160,000	130,704
		1,607,884
Software — 1.0%
Atlassian Corp.
5.500%, 05/15/34 (d)	650,000	636,504
Fiserv, Inc.
5.250%, 08/11/35 (d)	1,645,000	1,599,786
5.450%, 03/15/34	775,000	771,148
5.625%, 08/21/33 (d)	610,000	615,717
Open Text Corp.
6.900%, 12/01/27 (144A)	2,060,000	2,114,341
Oracle Corp.
3.600%, 04/01/50	745,000	449,777
3.800%, 11/15/37 (d)	500,000	397,072
3.950%, 03/25/51	1,745,000	1,105,729
4.800%, 08/03/28 (d)	970,000	970,412
6.550%, 02/04/46	580,000	541,114
6.700%, 02/04/56 (d)	655,000	607,908
Security Description	Principal Amount*	Value

Software—(Continued)
Paychex, Inc.
5.350%, 04/15/32 (d)	1,370,000	$1,376,909
Salesforce, Inc.
4.650%, 03/15/29 (d)	645,000	646,336
5.550%, 03/15/36 (d)	1,375,000	1,370,723
		13,203,476
Telecommunications — 0.6%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152%, 09/20/29 (144A)	660,000	663,259
T-Mobile USA, Inc.
3.500%, 04/15/31	4,000,000	3,783,114
3.750%, 04/15/27	2,145,000	2,131,722
5.000%, 02/15/36 (d)	620,000	610,648
		7,188,743
Total Corporate Bonds & Notes (Cost $231,269,714)		224,516,899

Asset-Backed Securities—10.7%
Asset-Backed - Home Equity — 1.5%
COOPR Residential Mortgage Trust
4.874%, 01/01/61 (144A) (e)	4,043,979	4,010,079
5.040%, 11/25/60 (144A) (e)	3,173,930	3,163,243
FIGRE Trust
5.053%, 11/25/55 (144A) (e)	2,784,381	2,768,603
New Century Home Equity Loan Trust
4.573%, 1M TSFR + 0.894%, 08/25/34 (a)	3,799,980	3,704,955
Soundview Home Loan Trust
4.003%, 1M TSFR + 0.324%, 06/25/37 (a)	8,543,888	5,742,540
		19,389,420
Asset-Backed - Other — 8.1%
Aligned Data Centers Issuer LLC
1.937%, 08/15/46 (144A)	1,940,000	1,920,188
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass- Through Certificates
4.543%, 1M TSFR + 0.864%, 01/25/36 (a)	2,477,828	2,454,108
Bain Capital Credit CLO Ltd.
4.646%, 3M TSFR + 0.980%, 07/19/34 (144A) (a)	3,250,000	3,246,779
4.668%, 3M TSFR + 1.000%, 10/20/34 (144A) (a)	1,500,000	1,496,973
Ballyrock CLO 20 Ltd.
4.722%, 3M TSFR + 1.050%, 10/15/36 (144A) (a)	3,300,000	3,293,433
Carrington Mortgage Loan Trust
4.073%, 1M TSFR + 0.394%, 12/25/36 (a)	3,263,090	3,215,875
CIFC Funding Ltd.
4.658%, 3M TSFR + 0.990%, 01/17/35 (144A) (a)	3,160,000	3,152,353
Cloud Capital Holdco LP
5.781%, 11/22/49 (144A)	2,610,000	2,610,226
Clover CLO LLC
5.198%, 3M TSFR + 1.530%, 04/20/37 (144A) (a)	5,000,000	5,000,045
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
6.000%, 05/20/55 (144A)	1,105,000	1,121,422
BHFTI-333

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Countrywide Asset-Backed Certificates Trust
5.143%, 1M TSFR + 1.464%, 08/25/47 (a)	5,029,641	$4,763,527
CyrusOne Data Centers Issuer I LLC
4.760%, 03/22/49 (144A)	3,380,000	3,312,504
Dryden 72 CLO Ltd.
4.753%, 3M TSFR + 1.100%, 05/15/32 (144A) (a)	1,929,401	1,929,918
Dryden 95 CLO Ltd.
5.256%, 3M TSFR + 1.600%, 08/20/34 (144A) (a)	3,220,000	3,214,629
Golub Capital Partners CLO 53B Ltd.
4.648%, 3M TSFR + 0.980%, 07/20/34 (144A) (a)	3,300,000	3,294,463
Gracie Point International Funding LLC
5.169%, SOFR30A + 1.500%, 08/15/28 (144A) (a)	1,935,000	1,937,199
HPS Loan Management Ltd.
4.781%, 3M TSFR + 1.110%, 01/23/35 (144A) (a)	3,455,000	3,451,738
Invesco CLO Ltd.
4.749%, 3M TSFR + 1.080%, 10/22/34 (144A) (a)	3,230,000	3,223,540
JP Morgan Mortgage Acquisition Trust
4.318%, 1M TSFR + 0.639%, 01/25/37 (a)	8,307,000	7,849,284
LCM 37 Ltd.
4.732%, 3M TSFR + 1.060%, 04/15/34 (144A) (a)	3,019,906	3,018,433
LCM 39 Ltd.
4.703%, 3M TSFR + 1.040%, 10/15/34 (144A) (a)	3,300,000	3,285,757
Neuberger Berman Loan Advisers CLO 45Ltd.
4.727%, 3M TSFR + 1.060%, 10/14/36 (144A) (a)	3,400,000	3,394,546
Neuberger Berman Loan Advisers CLO 51 Ltd.
4.668%, 3M TSFR + 1.000%, 10/23/36 (144A) (a)	2,500,000	2,499,288
Octagon 57 Ltd.
4.742%, 3M TSFR + 1.070%, 10/15/34 (144A) (a)	3,300,000	3,294,439
Octagon Investment Partners 51 Ltd.
4.658%, 3M TSFR + 0.990%, 07/20/34 (144A) (a)	3,300,000	3,291,156
Park Avenue Institutional Advisers CLO Ltd.
4.723%, 3M TSFR + 1.070%, 02/14/34 (144A) (a)	2,700,000	2,698,399
Rockford Tower CLO Ltd.
4.786%, 3M TSFR + 1.130%, 08/20/32 (144A) (a)	1,946,317	1,948,729
5.119%, 3M TSFR + 1.452%, 10/20/30 (144A) (a)	650	650
RR 26 Ltd.
4.792%, 3M TSFR + 1.120%, 04/15/38 (144A) (a)	2,100,000	2,095,294
Structured Asset Investment Loan Trust
4.593%, 1M TSFR + 0.914%, 07/25/34 (a)	910,224	940,628
TIF Funding II LLC
2.090%, 08/20/45 (144A)	3,637,541	3,478,620
Trinitas CLO VII Ltd.
4.728%, 3M TSFR + 1.060%, 01/25/35 (144A) (a)	3,300,000	3,290,480
Trinitas CLO XX Ltd.
4.708%, 3M TSFR + 1.040%, 07/20/35 (144A) (a)	3,300,000	3,289,734
Valley Stream Park CLO Ltd.
4.858%, 3M TSFR + 1.190%, 01/20/37 (144A) (a)	3,500,000	3,500,686
Vantage Data Centers Issuer LLC
2.165%, 10/15/46 (144A)	2,015,000	1,980,747
		102,495,790
Asset-Backed - Student Loan — 1.1%
Navient Student Loan Trust
5.276%, SOFR30A + 1.614%, 10/25/58 (a)	2,470,000	2,370,653
SLM Student Loan Trust
4.479%, SOFR90A + 0.592%, 01/25/28 (a)	798,242	789,358
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
SLM Student Loan Trust
4.519%, SOFR90A + 0.632%, 01/25/40 (a)	1,800,297	$1,693,551
5.153%, SOFR90A + 1.462%, 12/15/33 (144A) (a)	1,739,759	1,720,512
5.576%, SOFR30A + 1.914%, 09/25/43 (a)	5,800,000	5,571,421
Wachovia Student Loan Trust
4.319%, SOFR90A + 0.432%, 04/25/40 (144A) (a)	1,756,957	1,718,822
		13,864,317
Total Asset-Backed Securities (Cost $135,591,545)		135,749,527

Non-Agency Mortgage-Backed Securities—9.9%
Collateralized Mortgage Obligations — 4.8%
Angel Oak Mortgage Trust
4.045%, 01/25/67 (144A) (a)	5,344,988	5,111,077
CIM Trust
1.951%, 06/25/57 (144A) (a)	2,845,144	2,642,264
2.000%, 05/01/61 (144A) (a)	3,599,846	3,340,239
2.000%, 08/25/61 (144A) (a)	3,394,819	3,000,872
Cross Mortgage Trust
4.833%, 03/25/61 (144A) (a)	2,229,738	2,209,719
4.968%, 01/25/71 (144A) (a)	2,018,185	2,005,772
5.003%, 11/25/70 (144A) (a)	3,102,692	3,087,064
CSMC Trust
3.850%, 09/25/57 (144A) (a)	2,906,322	2,792,221
4.547%, 05/25/67 (144A) (a)	2,909,213	2,899,560
GCAT Trust
6.000%, 05/25/55 (144A) (a)	3,289,591	3,324,542
GS Mortgage-Backed Securities Trust
5.500%, 11/25/55 (144A) (a)	2,357,966	2,358,541
5.500%, 12/25/55 (144A) (a)	2,373,597	2,374,503
JP Morgan Mortgage Trust
2.500%, 12/25/51 (144A) (a)	4,319,103	4,045,763
2.500%, 06/25/52 (144A) (a)	7,941,480	7,101,721
5.500%, 06/25/55 (144A) (a)	1,729,438	1,730,293
Morgan Stanley Residential Mortgage Loan Trust
4.984%, 09/25/70 (144A) (e)	2,552,044	2,537,637
PHH Alternative Mortgage Trust
4.393%, 1M TSFR + 0.714%, 07/25/37 (a)	2,189,902	2,146,499
PRKCM Trust
4.100%, 04/25/57 (144A) (a)	4,615,430	4,594,971
WaMu Mortgage Pass-Through Certificates Trust
4.373%, 1M TSFR + 0.694%, 10/25/45 (a)	1,081,610	1,052,887
5.373%, 06/25/34 (a)	1,733,446	1,700,219
		60,056,364
Commercial Mortgage-Backed Securities — 5.1%
ALA Trust
5.416%, 1M TSFR + 1.743%, 06/15/40 (144A) (a)	3,100,000	3,107,750
5.516%, 1M TSFR + 1.842%, 06/15/40 (144A) (a)	2,550,000	2,556,375
Arbor Realty Commercial Real Estate Notes LLC
5.508%, 1M TSFR + 1.833%, 01/20/43 (144A) (a)	2,513,000	2,511,425
BAMLL Commercial Mortgage Securities Trust
4.091%, 08/10/38 (144A) (a)	3,265,000	3,192,632
BHFTI-334

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Bank
4.493%, 06/15/55 (a)	4,231,000	$4,116,835
BPR Mortgage Trust
7.497%, 12/05/39 (144A)	3,150,000	3,226,083
BX Trust
3.202%, 12/09/41 (144A)	895,000	844,999
Century Plaza Towers
2.865%, 11/13/39 (144A)	2,930,000	2,706,098
CSAIL Commercial Mortgage Trust
2.561%, 03/15/53	3,384,500	3,073,410
DBC Mortgage Trust
5.273%, 1M TSFR + 1.600%, 11/15/42 (144A) (a)	3,150,000	3,138,194
DC Office Trust
2.965%, 09/15/45 (144A)	1,850,000	1,667,469
DGWD Trust
5.473%, 1M TSFR + 1.800%, 08/15/35 (144A) (a)	3,050,000	3,036,793
Hudson Yards Mortgage Trust
2.943%, 12/10/41 (144A) (a)	1,850,000	1,730,145
3.228%, 07/10/39 (144A)	1,875,000	1,782,033
JP Morgan Chase Commercial Mortgage Securities Trust
3.397%, 06/05/39 (144A)	2,000,000	1,875,693
LCCM Trust
3.551%, 07/12/50 (144A)	2,834,000	2,796,253
NY Commercial Mortgage Trust
5.928%, 02/10/47 (144A) (a)	2,350,000	2,410,359
NYC Commercial Mortgage Trust
5.833%, 06/10/42 (144A)	2,189,000	2,214,192
One Bryant Park Trust
2.516%, 09/15/54 (144A)	2,390,000	2,208,218
SCG Commercial Mortgage Trust
5.423%, 1M TSFR + 1.750%, 08/15/42 (144A) (a)	2,250,000	2,249,297
SCG Trust
5.323%, 1M TSFR + 1.650%, 09/15/42 (144A) (a)	3,275,000	3,270,906
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/43 (144A) (a)	2,219,000	1,901,781
4.144%, 01/05/43 (144A) (a)	110,000	95,149
SMRT Commercial Mortgage Trust
7.023%, 1M TSFR + 3.350%, 01/15/39 (144A) (a)	3,500,000	3,412,500
TRTX Issuer Ltd.
5.380%, 1M TSFR + 1.700%, 06/18/43 (144A) (a)	2,600,000	2,599,429
VTR Commercial Mortgage Trust
4.971%, 10/13/39 (144A) (a)	3,265,000	3,219,431
		64,943,449
Total Non-Agency Mortgage-Backed Securities (Cost $127,912,236)		124,999,813

Foreign Government—0.7%
Sovereign — 0.7%
Abu Dhabi Government International Bonds
5.500%, 04/30/54 (144A)	1,750,000	1,675,665
Israel Government International Bonds
5.375%, 02/19/30 (d)	850,000	862,461
Kuwait International Government Bonds
4.652%, 10/09/35 (144A)	2,428,000	2,331,306
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Oman Government International Bonds
6.250%, 01/25/31 (144A)	638,000	$665,309
Qatar Government International Bonds
4.400%, 04/16/50 (144A)	343,000	284,021
4.817%, 03/14/49 (144A) (d)	807,000	712,083
5.103%, 04/23/48 (144A)	310,000	286,187
Saudi Government International Bonds
4.875%, 01/12/36 (144A)	1,024,000	997,110
5.875%, 01/12/56 (144A)	507,000	485,310
Total Foreign Government (Cost $8,455,579)		8,299,452

Municipals—0.1%
City of New York, General Obligation Unlimited
5.968%, 03/01/36 (Cost $1,995,573)	1,750,000	1,816,152

Short-Term Investments—9.4%
Short-Term Investment Funds—9.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.540% (f)	119,144,760	119,144,760
Total Short-Term Investments (Cost $119,144,760)		119,144,760

Securities Lending Reinvestments (g)—3.7%
Certificates of Deposit—0.4%
Commonwealth Bank of Australia
4.010%, SOFR + 0.380%, 04/13/26 (a)	3,000,000	3,000,120
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 06/12/26	500,000	496,115
Mizuho Bank Ltd.
3.850%, SOFR + 0.220%, 04/10/26 (a)	1,000,000	999,981
		4,496,216
Commercial Paper—0.1%
Verto Capital I-A LLC
3.800%, 04/24/26	1,000,000	997,418
Repurchase Agreements—3.0%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $6,000,608; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $6,120,000	6,000,000	6,000,000
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $600,062; collateralized by various Common Stock with an aggregate market value of $667,369	600,000	600,000
BHFTI-335

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $4,000,419; collateralized by various Common Stock with an aggregate market value of $4,449,124	4,000,000	$4,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $4,000,408; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $4,080,000	4,000,000	4,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $3,000,308; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $3,060,040	3,000,000	3,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $5,106,118; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $5,100,066	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $5,468,136; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $5,576,934	5,467,582	5,467,582
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,500,158; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $1,666,474	1,500,000	1,500,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,114,629	1,000,000	1,000,000
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $7,005,172; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $7,476,779	7,000,000	7,000,000
		37,567,582
Security Description	Principal Amount*	Value
Time Deposits—0.2%
Credit Agricole CIB
3.630%, 04/01/26	1,000,000	$1,000,000
DZ Bank AG
3.610%, 04/01/26	1,000,000	1,000,000
Svenska NY
3.610%, 04/01/26	1,000,000	1,000,000
		3,000,000
Total Securities Lending Reinvestments (Cost $46,061,273)		46,061,216
Total Investments—120.2% (Cost $1,541,526,362)		1,518,189,881
Other assets and liabilities (net)—(20.2)%		(255,003,915)
Net Assets—100.0%		$1,263,185,966

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(d)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $179,694,412 and the collateral received consisted of cash in the amount of $46,053,439 and non-cash collateral with a value of $140,767,462. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$257,103,326, which is 20.4% of net assets.

BHFTI-336

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/18/26	38	USD	4,327,250	$(140,197)
U.S. Treasury Note 2 Year Futures	06/30/26	808	USD	167,615,812	(1,208,771)
U.S. Treasury Note 5 Year Futures	06/30/26	155	USD	16,767,852	(212,715)
U.S. Treasury Ultra Long Bond Futures	06/18/26	191	USD	22,263,437	(609,189)

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	06/18/26	(13)	USD	(1,475,703)	27,601
Net Unrealized Depreciation					$(2,143,271)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Agency Sponsored Mortgage-Backed Securities*	$—	$467,627,210	$—	$467,627,210
Total U.S. Treasury & Government Agencies*	—	389,974,852	—	389,974,852
Total Corporate Bonds & Notes*	—	224,516,899	—	224,516,899
Total Asset-Backed Securities*	—	135,749,527	—	135,749,527
Total Non-Agency Mortgage-Backed Securities*	—	124,999,813	—	124,999,813
Total Foreign Government*	—	8,299,452	—	8,299,452
Total Municipals*	—	1,816,152	—	1,816,152
Total Short-Term Investments*	119,144,760	—	—	119,144,760
Total Securities Lending Reinvestments*	—	46,061,216	—	46,061,216
Total Investments	$119,144,760	$1,399,045,121	$—	$1,518,189,881
Collateral for Securities Loaned (Liability)	$—	$(46,053,439)	$—	$(46,053,439)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$27,601	$—	$—	$27,601
Futures Contracts (Unrealized Depreciation)	(2,170,872)	—	—	(2,170,872)
Total Futures Contracts	$(2,143,271)	$—	$—	$(2,143,271)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-337

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.4%
L3Harris Technologies, Inc.	30,700	$10,596,105
StandardAero, Inc. (a) (b)	382,000	9,867,060
		20,463,165
Automobile Components — 1.1%
BorgWarner, Inc.	170,700	9,262,182
Banks — 1.8%
Truist Financial Corp.	325,600	14,967,832
Building Products — 1.4%
Carrier Global Corp.	204,100	11,492,871
Capital Markets — 2.0%
LPL Financial Holdings, Inc.	12,400	3,730,292
Raymond James Financial, Inc. (a)	89,200	12,915,268
		16,645,560
Chemicals — 4.1%
CF Industries Holdings, Inc. (a)	59,400	7,712,496
DuPont de Nemours, Inc.	248,400	11,376,720
RPM International, Inc.	152,100	15,118,740
		34,207,956
Commercial Services & Supplies — 1.1%
Republic Services, Inc.	41,800	9,155,036
Communications Equipment — 0.9%
F5, Inc. (b)	25,500	7,377,915
Construction Materials — 1.0%
Amrize Ltd. (b)	154,900	8,677,498
Consumer Staples Distribution & Retail — 4.7%
BJ's Wholesale Club Holdings, Inc. (a) (b)	92,400	9,094,008
Casey's General Stores, Inc.	13,630	9,920,732
U.S. Foods Holding Corp. (a) (b)	222,800	20,544,388
		39,559,128
Containers & Packaging — 3.4%
AptarGroup, Inc. (a)	97,400	12,274,348
Packaging Corp. of America	77,100	16,362,162
		28,636,510
Electric Utilities — 2.3%
Alliant Energy Corp. (a)	268,500	19,267,560
Electrical Equipment — 3.0%
Hubbell, Inc.	27,900	13,691,646
Regal Rexnord Corp. (a)	58,700	10,992,162
		24,683,808
Electronic Equipment, Instruments & Components — 3.2%
CDW Corp.	52,500	6,353,550
Keysight Technologies, Inc. (b)	49,500	13,977,315
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Zebra Technologies Corp. - Class A (b)	32,000	$6,690,560
		27,021,425
Energy Equipment & Services — 2.2%
Baker Hughes Co.	137,600	8,400,480
SLB Ltd.	194,200	9,979,938
		18,380,418
Food Products — 1.7%
Archer-Daniels-Midland Co. (a)	191,400	13,912,866
Ground Transportation — 4.3%
CSX Corp.	392,500	16,112,125
Knight-Swift Transportation Holdings, Inc.	228,100	13,133,998
Landstar System, Inc.	43,100	6,909,361
		36,155,484
Health Care Providers & Services — 5.5%
Labcorp Holdings, Inc. (a)	79,500	21,211,395
Molina Healthcare, Inc. (a) (b)	83,700	11,157,210
Quest Diagnostics, Inc.	71,600	14,032,168
		46,400,773
Hotels, Restaurants & Leisure — 3.4%
Expedia Group, Inc.	35,200	8,127,328
Hilton Worldwide Holdings, Inc.	31,000	9,426,480
Texas Roadhouse, Inc. (a)	64,900	10,717,586
		28,271,394
Household Durables — 1.3%
TopBuild Corp. (a) (b)	31,700	11,136,210
Insurance — 5.6%
American Financial Group, Inc. (a)	78,100	9,974,151
Hartford Insurance Group, Inc.	106,500	14,401,995
Old Republic International Corp. (a)	257,700	10,282,230
Willis Towers Watson PLC (a)	42,200	12,267,540
		46,925,916
IT Services — 1.3%
Akamai Technologies, Inc. (a) (b)	97,900	11,243,815
Life Sciences Tools & Services — 2.3%
IQVIA Holdings, Inc. (b)	49,600	8,458,784
Revvity, Inc. (a)	123,000	10,776,030
		19,234,814
Machinery — 7.0%
AGCO Corp.	75,200	8,713,424
IDEX Corp.	60,200	11,410,910
Lincoln Electric Holdings, Inc.	58,000	14,446,640
Toro Co.	121,000	11,306,240
Xylem, Inc.	105,900	12,655,050
		58,532,264
BHFTI-338

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—2.6%
Security Description	Shares	Value
Metals & Mining — 2.0%
Franco-Nevada Corp.	19,300	$4,768,065
Steel Dynamics, Inc.	67,100	12,078,000
		16,846,065
Multi-Utilities — 1.9%
CMS Energy Corp.	200,500	15,554,790
Oil, Gas & Consumable Fuels — 5.1%
Chord Energy Corp.	75,100	10,677,718
Coterra Energy, Inc.	127,100	4,466,294
Devon Energy Corp.	302,000	15,196,640
Expand Energy Corp.	109,400	12,009,932
		42,350,584
Personal Care Products — 1.1%
Estee Lauder Cos., Inc. - Class A	125,000	8,971,250
Professional Services — 2.6%
CACI International, Inc. - Class A (a) (b)	18,900	10,279,143
FTI Consulting, Inc. (a) (b)	64,000	11,313,280
		21,592,423
Residential REITs — 2.7%
Camden Property Trust (a)	103,500	10,107,810
Equity LifeStyle Properties, Inc. (a)	197,300	12,315,466
		22,423,276
Retail REITs — 1.6%
NNN REIT, Inc. (a)	325,300	13,672,359
Semiconductors & Semiconductor Equipment — 2.5%
Microchip Technology, Inc.	223,800	14,459,718
MKS, Inc. (a)	26,800	6,158,908
		20,618,626
Software — 1.6%
Check Point Software Technologies Ltd. (a) (b)	34,900	4,985,465
Trimble, Inc. (a) (b)	130,500	8,512,515
		13,497,980
Specialized REITs — 1.8%
Lamar Advertising Co. - Class A (a)	117,400	14,869,884
Specialty Retail — 5.7%
AutoZone, Inc. (b)	3,620	12,227,564
Lowe's Cos., Inc.	65,000	15,358,200
Penske Automotive Group, Inc. (a)	67,100	10,032,792
Williams-Sonoma, Inc. (a)	54,900	10,009,917
		47,628,473
Water Utilities — 1.6%
American Water Works Co., Inc. (a)	96,200	13,091,858
Total Common Stocks (Cost $736,726,478)		812,729,968

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—2.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $21,504,543; collateralized by U.S. Treasury Note at 3.750%, maturing 08/15/27, with a market value of $21,933,202	21,503,050	$21,503,050
Total Short-Term Investments (Cost $21,503,050)		21,503,050

Securities Lending Reinvestments (c)—15.5%
Short-Term Investment Funds—0.6%
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 3.580% (d)	5,000,000	5,000,000

Certificates of Deposit—1.0%
Bank of Montreal
4.000%, SOFR + 0.370%, 08/07/26 (e)	2,000,000	2,000,776
BNP Paribas SA
3.760%, 05/12/26	1,000,000	999,969
Commonwealth Bank of Australia
4.010%, SOFR + 0.380%, 04/13/26 (e)	1,000,000	1,000,040
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 06/12/26	1,000,000	992,230
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 06/15/26	2,000,000	1,983,800
Toronto-Dominion Bank
4.080%, SOFR + 0.450%, 04/23/26 (e)	1,000,000	1,000,141
		7,976,956
Commercial Paper—1.1%
Concord Minutemen Capital Co. LLC
4.010%, SOFR + 0.380%, 06/18/26 (e)	2,000,000	1,999,996
Ionic Funding LLC
3.720%, 04/01/26	1,000,000	999,892
Salisbury Receivables Co. LLC
3.750%, 05/05/26	1,000,000	996,147
Verto Capital I-A LLC
3.790%, 05/12/26	1,000,000	995,457
3.800%, 04/24/26	2,000,000	1,994,836
Westpac Banking Corp.
4.030%, SOFR + 0.400%, 04/10/26 (e)	2,000,000	2,000,118
		8,986,446
Repurchase Agreements—11.6%
Bank of Montreal
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $5,000,524; collateralized by various Common Stock with an aggregate market value of $5,572,999	5,000,000	5,000,000
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $5,000,507; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 06/30/26 - 02/15/54, and an aggregate market value of $5,100,000	5,000,000	5,000,000
BHFTI-339

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $1,000,103; collateralized by various Common Stock with an aggregate market value of $1,112,281	1,000,000	$1,000,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $7,000,733; collateralized by various Common Stock with an aggregate market value of $7,785,967	7,000,000	7,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/26 at 3.550%, due on 04/01/26 with a maturity value of $20,001,972; collateralized by U.S. Treasury Note at 4.000%, maturing 07/31/29, with a market value of $20,400,007	20,000,000	20,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $5,000,510; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $5,100,000	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $5,000,512; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $5,100,066	5,000,000	5,000,000
Repurchase Agreement dated 03/31/26 at 4.130%, due on 10/02/26 with a maturity value of $4,084,894; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $4,080,053	4,000,000	4,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $9,228,283; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $9,411,896	9,227,347	9,227,347
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,114,629	1,000,000	1,000,000
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $2,050,215; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $2,277,514	2,050,000	2,050,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by U.S. Treasury Obligations with rates ranging from 4.000% - 4.625%, maturity dates ranging from 06/30/26 - 08/15/35, and an aggregate market value of $1,023,639	1,000,000	1,000,000
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $5,000,525; collateralized by various Common Stock with an aggregate market value of $5,573,144	5,000,000	5,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.800%, due on 04/07/26 with a maturity value of $12,008,867; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.250%, maturity dates ranging from 05/15/28 - 08/15/35, and various Common Stock with an aggregate market value of $12,817,335	12,000,000	$12,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/26 at 3.830%, due on 04/07/26 with a maturity value of $10,007,447; collateralized by various Common Stock with an aggregate market value of $11,146,751	10,000,000	10,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/26 at 3.910%, due on 05/05/26 with a maturity value of $5,019,007; collateralized by various Common Stock with an aggregate market value of $5,556,159	5,000,000	5,000,000
		97,277,347
Time Deposits—1.2%
Credit Agricole CIB
3.630%, 04/01/26	3,000,000	3,000,000
DZ Bank AG
3.610%, 04/01/26	4,000,000	4,000,000
Svenska NY
3.610%, 04/01/26	3,000,000	3,000,000
		10,000,000
Total Securities Lending Reinvestments (Cost $129,240,470)		129,240,749
Total Investments—115.3% (Cost $887,469,998)		963,473,767
Other assets and liabilities (net)—(15.3)%		(127,906,055)
Net Assets—100.0%		$835,567,712

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $141,125,591 and the collateral received consisted of cash in the amount of $129,216,680 and non-cash collateral with a value of $15,513,265. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(e)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-340

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$812,729,968	$—	$—	$812,729,968
Total Short-Term Investments*	—	21,503,050	—	21,503,050
Securities Lending Reinvestments
Short-Term Investment Funds	5,000,000	—	—	5,000,000
Certificates of Deposit	—	7,976,956	—	7,976,956
Commercial Paper	—	8,986,446	—	8,986,446
Repurchase Agreements	—	97,277,347	—	97,277,347
Time Deposits	—	10,000,000	—	10,000,000
Total Securities Lending Reinvestments	5,000,000	124,240,749	—	129,240,749
Total Investments	$817,729,968	$145,743,799	$—	$963,473,767
Collateral for Securities Loaned (Liability)	$—	$(129,216,680)	$—	$(129,216,680)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-341

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
U.S. Treasury & Government Agencies—56.5% of Net Assets

Security Description	Principal Amount*	Value

Federal Agencies — 36.6%
Federal Farm Credit Banks Funding Corp.
1.600%, 07/15/30	5,000,000	$4,532,835
1.980%, 07/13/38	19,515,000	14,291,064
3.700%, 03/24/42	10,000,000	8,386,891
4.375%, 03/03/33	8,400,000	8,458,683
5.480%, 06/27/42	2,000,000	1,969,442
Federal Home Loan Banks
2.250%, 03/04/36	5,000,000	4,019,839
Federal Home Loan Mortgage Corp.
Zero Coupon, 09/15/36	10,000,000	6,138,701
Zero Coupon, 12/15/36	45,000,000	27,328,158
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32	17,100,000	13,037,158
Federal National Mortgage Association
Zero Coupon, 11/15/30	5,000,000	4,133,716
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 07/15/29	7,500,000	6,567,605
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30	35,623,000	30,630,445
Zero Coupon, 04/15/30 (a)	35,000,000	29,707,191
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 01/15/34	12,669,000	8,881,703
U.S. International Development Finance Corp.
1.110%, 05/15/29	2,785,714	2,636,518
		170,719,949
U.S. Treasury — 19.9%
U.S. Treasury Bonds
3.375%, 11/15/48	64,000,000	50,152,500
4.500%, 08/15/39	19,000,000	18,818,906
U.S. Treasury Inflation-Indexed Bonds
0.750%, 02/15/45 (b)	6,905,300	4,958,364
U.S. Treasury Inflation-Indexed Notes
1.875%, 07/15/35 (a) (b)	3,038,460	3,023,525
U.S. Treasury Notes
4.500%, 05/15/27 (a)	16,000,000	16,117,500
		93,070,795
Total U.S. Treasury & Government Agencies (Cost $292,214,086)		263,790,744

Agency Sponsored Mortgage-Backed Securities—39.1%
Agency Collateralized Mortgage Obligations — 5.4%
Federal Home Loan Mortgage Corp. REMICS
2.000%, 02/25/51 (c)	4,084,846	536,678
2.000%, 03/25/51 (c)	2,888,291	377,640
2.500%, 04/25/51 (c)	2,017,639	309,234
2.500%, 10/25/51 (c)	1,460,228	215,125
2.500%, 12/25/51 (c)	4,331,340	525,345
3.000%, 11/25/50 (c)	506,849	81,694
3.000%, 07/25/51 (c)	1,338,196	269,629
3.000%, 11/25/51 (c)	600,922	86,723
3.500%, 11/15/31	303,057	298,073
3.500%, 04/25/52 (c)	1,212,309	210,456
4.000%, 01/15/41	3,279,606	3,187,490
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal Home Loan Mortgage Corp. REMICS
4.000%, 02/25/50 (c)	427,297	$90,972
4.000%, 11/25/51 (c)	477,217	93,223
4.187%, SOFR30A + 0.514%, 03/15/34 (d)	72,409	72,083
4.500%, 10/25/49 (c)	400,472	85,419
4.500%, 06/25/50 (c)	1,418,254	331,116
4.500%, 12/25/50 (c)	1,154,518	250,775
4.500%, 11/25/51 (c)	398,019	89,208
4.962%, SOFR30A + 1.300%, 12/25/54 (d)	240,395	241,886
5.000%, 05/15/41	891,924	901,984
5.162%, SOFR30A + 1.500%, 09/25/54 (d)	157,758	158,582
5.500%, 06/15/41	1,170,808	1,202,972
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.012%, SOFR30A + 1.350%, 01/25/45 (144A) (d)	500,000	496,565
7.012%, SOFR30A + 3.350%, 05/25/42 (144A) (d)	1,050,000	1,072,313
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.262%, SOFR30A + 1.600%, 09/25/44 (144A) (d)	209,097	209,159
5.462%, SOFR30A + 1.800%, 01/25/44 (144A) (d)	510,000	513,968
6.362%, SOFR30A + 2.700%, 07/25/43 (144A) (d)	780,000	797,043
7.262%, SOFR30A + 3.600%, 07/25/42 (144A) (d)	930,000	957,498
7.412%, SOFR30A + 3.750%, 12/25/42 (144A) (d)	1,030,000	1,070,688
Federal National Mortgage Association Interest STRIPS
2.000%, 03/25/50 (c)	703,512	87,127
2.000%, 10/25/52 (c)	3,084,995	396,212
4.500%, 10/25/53 (c)	1,253,971	272,573
Federal National Mortgage Association REMICS
2.000%, 10/25/50 (c)	1,614,252	202,761
2.500%, 07/25/50 (c)	655,688	88,170
2.500%, 02/25/51 (c)	609,416	91,473
2.500%, 10/25/51 (c)	4,026,302	583,780
3.000%, 08/25/50 (c)	572,885	89,985
3.000%, 10/25/51 (c)	1,595,494	284,716
3.500%, 09/25/50 (c)	510,499	82,548
3.500%, 03/25/51 (c)	453,273	100,038
4.000%, 11/25/49 (c)	1,209,051	207,530
4.000%, 07/25/50 (c)	412,117	78,531
4.250%, 03/25/42	774,395	746,058
4.750%, 01/25/41	167,693	167,602
5.500%, 08/25/35	262,757	268,964
Government National Mortgage Association REMICS
2.027%, -1x SOFR30A + 5.700%, 12/20/55 (c) (d)	1,094,432	79,673
2.277%, -1x SOFR30A + 5.950%, 03/20/55 (c) (d)	4,573,099	393,515
2.277%, -1x SOFR30A + 5.950%, 10/20/55 (c) (d)	1,782,290	171,827
2.377%, -1x SOFR30A + 6.050%, 09/20/54 (c) (d)	822,737	67,294
2.927%, -1x SOFR30A + 6.600%, 10/20/55 (c) (d)	5,406,877	537,499
2.927%, -1x SOFR30A + 6.600%, 12/20/55 (c) (d)	1,566,844	158,606
3.000%, 09/20/50 (c)	639,864	92,996
3.000%, 07/20/51 (c)	686,511	95,030
3.250%, 08/20/68	1,114,245	1,092,947
3.500%, 11/20/49 (c)	511,690	99,609
3.850%, 1Y H15 + 0.350%, 08/20/66 (d)	136,531	136,353
4.000%, 12/20/40	758,756	737,801
4.000%, 08/20/47 (c)	1,278,020	238,865
4.000%, 1Y H15 + 0.500%, 05/20/66 (d)	118,166	118,238
4.083%, 1M TSFR + 0.414%, 08/20/60 (d)	11,946	11,904
BHFTI-342

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Government National Mortgage Association REMICS
4.083%, 1M TSFR + 0.414%, 09/20/60 (d)	21,589	$21,509
4.118%, 1M TSFR + 0.444%, 07/20/60 (d)	23,537	23,487
4.273%, 1M TSFR + 0.604%, 02/20/61 (d)	7,698	7,696
4.283%, 1M TSFR + 0.614%, 12/20/60 (d)	28,788	28,784
4.283%, 1M TSFR + 0.614%, 02/20/61 (d)	2,587	2,586
4.283%, 1M TSFR + 0.614%, 04/20/61 (d)	9,731	9,729
4.283%, 1M TSFR + 0.614%, 05/20/61 (d)	19,797	19,794
4.313%, 1M TSFR + 0.644%, 06/20/61 (d)	10,278	10,281
4.383%, 1M TSFR + 0.714%, 10/20/61 (d)	55,814	55,897
4.413%, 1M TSFR + 0.744%, 01/20/62 (d)	53,310	53,408
4.413%, 1M TSFR + 0.744%, 03/20/62 (d)	73,994	74,088
4.433%, 1M TSFR + 0.764%, 05/20/61 (d)	395	396
4.483%, 1M TSFR + 0.814%, 11/20/61 (d)	39,540	39,623
4.483%, 1M TSFR + 0.814%, 01/20/62 (d)	46,920	47,063
4.500%, 09/20/47 (c)	909,061	160,565
4.500%, 10/20/47 (c)	1,092,790	196,945
5.000%, 03/20/40	958,973	969,124
5.500%, 04/20/34	249,673	249,925
Seasoned Loans Structured Transaction
3.500%, 06/25/28	952,644	932,450
		25,417,116
Agency Mortgage-Backed Securities — 33.7%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	1,415,354	1,200,174
1.500%, 07/01/41	1,030,275	871,625
2.000%, 09/01/40	888,863	784,463
2.000%, 03/01/41	1,663,717	1,467,963
2.000%, 06/01/41	65,008	56,804
2.000%, 08/01/41	537,127	468,456
2.000%, 12/01/41	231,609	201,393
2.000%, 01/01/42	1,735,271	1,507,560
2.000%, 05/01/42	169,561	147,197
2.000%, 06/01/50	3,054,673	2,493,147
2.000%, 11/01/50	116,370	95,192
2.000%, 03/01/51	67,122	55,212
2.000%, 09/01/51	143,706	117,991
2.000%, 11/01/51	208,840	171,812
2.000%, 03/01/52	93,225	76,444
2.500%, 06/01/50	146,285	125,507
2.500%, 07/01/50	472,276	406,046
2.500%, 11/01/50	1,603,202	1,377,630
2.500%, 12/01/50	231,235	199,114
2.500%, 07/01/51	255,809	209,905
2.500%, 09/01/51	580,430	498,185
2.500%, 11/01/51	486,643	418,633
2.500%, 03/01/52	444,851	381,348
2.743%, 1Y RFUCCT + 1.635%, 12/01/50 (d)	546,703	521,663
3.000%, 11/01/33	472,050	457,367
3.000%, 11/01/42	58,925	54,333
3.000%, 01/01/43	75,146	68,914
3.000%, 02/01/43	341,695	313,434
3.000%, 03/01/43	3,704,421	3,398,427
3.000%, 06/01/43	887,641	813,061
3.000%, 09/01/48	289,897	262,318
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 09/01/49	1,218,691	$1,096,653
3.000%, 11/01/49	365,879	327,859
3.000%, 03/01/50	156,877	140,901
3.000%, 05/01/50	94,078	84,657
3.000%, 04/01/52	609,387	539,923
3.500%, 03/01/32	197,512	193,872
3.500%, 06/01/32	560,907	549,535
3.500%, 07/01/32	193,909	190,236
3.500%, 04/01/33	76,062	74,853
3.500%, 02/01/34	926,879	904,578
3.500%, 04/01/40	51,772	49,180
3.500%, 05/01/40	96,186	91,390
3.500%, 06/01/40	87,391	83,191
3.500%, 07/01/40	8,339	7,906
3.500%, 08/01/40	56,086	53,289
3.500%, 09/01/40	38,097	36,294
3.500%, 10/01/40	20,969	19,872
3.500%, 11/01/40	43,664	41,399
3.500%, 12/01/40	41,961	39,776
3.500%, 04/01/42	202,819	192,140
3.500%, 07/01/42	32,151	30,428
3.500%, 08/01/42	19,794	18,665
3.500%, 09/01/42	95,019	89,387
3.500%, 10/01/42	501,564	473,727
3.500%, 01/01/43	164,735	155,713
3.500%, 02/01/43	81,686	77,405
3.500%, 04/01/43	267,326	252,236
3.500%, 05/01/43	123,314	116,195
3.500%, 11/01/44	144,552	135,903
3.500%, 02/01/45	2,536	2,392
3.500%, 06/01/45	6,262	5,890
3.500%, 11/01/45	1,265,896	1,190,150
3.500%, 01/01/46	115,500	108,316
3.500%, 02/01/46	419,772	393,646
3.500%, 05/01/46	396,088	372,888
3.500%, 06/01/46	77,870	72,808
3.500%, 07/01/46	621,449	581,626
3.500%, 08/01/46	54,572	51,529
3.500%, 09/01/46	268,665	252,592
3.500%, 01/01/47	609,337	572,406
3.500%, 02/01/47	781,061	727,495
3.500%, 07/01/47	179,585	167,664
3.500%, 11/01/47	10,413	9,765
3.500%, 02/01/48	51,959	48,255
3.500%, 04/01/48	182,856	170,001
4.000%, 11/01/41	2,064	1,997
4.000%, 09/01/42	22,151	21,427
4.000%, 10/01/42	11,937	11,566
4.000%, 11/01/42	134,796	130,334
4.000%, 12/01/42	39,618	38,297
4.000%, 01/01/43	9,404	9,083
4.000%, 02/01/43	76,010	73,451
4.000%, 03/01/43	25,468	24,608
4.000%, 04/01/43	9,303	9,041
4.000%, 05/01/43	86,305	83,358
BHFTI-343

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 06/01/43	17,161	$16,433
4.000%, 07/01/43	121,612	117,517
4.000%, 08/01/43	76,405	73,651
4.000%, 09/01/43	154,496	149,318
4.000%, 10/01/43	151,323	146,149
4.000%, 01/01/44	84,418	81,435
4.000%, 02/01/44	15,153	14,606
4.000%, 04/01/44	10,938	10,545
4.000%, 01/01/45	138,457	133,486
4.000%, 02/01/45	139,902	134,982
4.000%, 12/01/45	164,313	158,278
4.000%, 12/01/47	333,776	320,067
4.000%, 05/01/48	166,175	159,350
4.000%, 07/01/50	1,968,743	1,895,943
4.000%, 05/01/52	303,964	290,092
4.500%, 05/01/39	28,717	28,456
4.500%, 07/01/40	471,220	466,348
4.500%, 09/01/40	223,608	221,572
4.500%, 02/01/41	21,915	21,715
4.500%, 08/01/41	203,318	201,188
4.500%, 09/01/41	27,952	27,698
4.500%, 10/01/41	65,769	65,157
4.500%, 02/01/44	10,269	10,053
4.500%, 06/01/52	1,407,021	1,366,970
4.500%, 07/01/52	987,366	960,182
4.500%, 08/01/52	490,087	476,595
5.000%, 06/01/41	518,580	524,754
5.000%, 07/01/41	68,611	68,946
5.000%, 12/01/44	786,187	796,421
5.000%, 06/01/52	75,363	74,633
5.000%, 07/01/52	644,415	638,684
5.000%, 10/01/52	295,770	295,437
6.000%, 01/01/53	1,168,151	1,200,207
6.000%, 04/01/54	675,505	695,983
6.000%, 05/01/54	795,445	819,101
6.000%, 06/01/54	331,714	338,672
6.000%, 07/01/54	214,820	222,594
6.000%, 01/01/55	630,529	646,485
6.000%, 02/01/55	164,940	169,146
6.202%, 1Y RFUCCT + 1.750%, 12/01/40 (d)	183,669	191,508
6.380%, 1Y RFUCCT + 1.880%, 10/01/41 (d)	82,549	85,659
6.435%, 1Y RFUCCT + 1.750%, 09/01/41 (d)	39,916	41,574
6.500%, 10/01/54	1,677,196	1,741,903
6.500%, 06/01/55	643,621	665,400
6.535%, 1Y RFUCCT + 1.910%, 06/01/41 (d)	1,065	1,095
6.549%, 1Y RFUCCT + 1.939%, 10/01/42 (d)	20,903	21,816
6.630%, 1Y RFUCCT + 1.880%, 09/01/41 (d)	5,238	5,439
6.672%, 1Y RFUCCT + 1.910%, 06/01/41 (d)	13,246	13,823
6.778%, 1Y RFUCCT + 1.910%, 05/01/41 (d)	9,047	9,461
6.863%, 1Y RFUCCT + 1.910%, 05/01/41 (d)	12,125	12,650
6.880%, 1Y RFUCCT + 1.880%, 04/01/41 (d)	936	965
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.172%, 10/25/33 (c) (d)	15,000,000	230,493
0.282%, 03/25/34 (c) (d)	8,595,364	195,941
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.310%, 09/25/32 (c) (d)	8,472,974	$167,200
0.532%, 10/25/31 (c) (d)	6,077,731	144,770
0.856%, 10/25/35 (c) (d)	289,737	16,509
1.025%, 10/25/30 (c) (d)	5,327,963	201,399
3.990%, 05/25/33 (d)	3,650,000	3,611,453
Federal National Mortgage Association
1.500%, 11/01/41	1,417,194	1,194,569
1.500%, 03/01/42	585,659	492,622
2.000%, 10/01/40	1,912,413	1,683,218
2.000%, 07/01/41	421,947	368,345
2.000%, 11/01/41	1,769,037	1,538,456
2.000%, 02/01/42	985,925	855,191
2.000%, 03/01/42	1,000,474	867,074
2.000%, 04/01/42	443,928	384,868
2.000%, 05/01/42	722,021	625,819
2.000%, 08/01/42	829,321	723,563
2.000%, 06/01/50	513,073	418,292
2.000%, 08/01/50	198,530	161,131
2.000%, 10/01/50	185,814	151,489
2.000%, 01/01/51	134,446	109,976
2.000%, 02/01/51	401,607	328,515
2.000%, 03/01/51	68,414	56,407
2.000%, 04/01/51	131,513	107,577
2.000%, 08/01/51	1,318,686	1,077,493
2.000%, 10/01/51	80,056	65,869
2.000%, 01/01/52	525,533	430,605
2.000%, 02/01/52	604,466	495,640
2.000%, 03/01/52	1,371,952	1,131,372
2.000%, 05/01/52	91,581	75,288
2.500%, 04/01/42	4,004,743	3,595,898
2.500%, 06/01/50	493,237	422,196
2.500%, 10/01/50	2,105,219	1,797,830
2.500%, 11/01/50	408,018	349,831
2.500%, 01/01/51	379,923	325,641
2.500%, 02/01/51	48,159	41,375
2.500%, 04/01/51	183,987	158,415
2.500%, 05/01/51	393,392	322,262
2.500%, 06/01/51	123,853	106,728
2.500%, 07/01/51	66,406	57,305
2.500%, 09/01/51	344,030	295,831
2.500%, 10/01/51	209,554	180,151
2.500%, 11/01/51	541,647	466,621
2.500%, 12/01/51	3,852,831	3,306,458
2.500%, 01/01/52	1,606,114	1,364,803
2.500%, 02/01/52	720,620	620,472
2.500%, 03/01/52	869,859	746,097
2.500%, 04/01/52	300,258	256,421
2.500%, 05/01/52	342,192	292,465
2.500%, 09/01/61	421,898	346,920
3.000%, 01/01/29	7,087	6,959
3.000%, 05/01/42	3,044,336	2,819,972
3.000%, 09/01/42	676,548	619,920
3.000%, 10/01/42	455,962	417,792
3.000%, 11/01/42	1,090,147	998,874
BHFTI-344

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 06/01/43	102,608	$93,573
3.000%, 07/01/43	219,680	200,338
3.000%, 10/01/43	212,885	194,107
3.000%, 01/01/45	196,550	179,468
3.000%, 08/01/46	101,922	92,041
3.000%, 09/01/46	304,628	274,765
3.000%, 10/01/46	130,252	117,369
3.000%, 11/01/48	528,124	478,725
3.000%, 09/01/49	439,656	394,048
3.000%, 11/01/49	100,998	89,847
3.000%, 02/01/50	210,508	189,717
3.000%, 04/01/50	645,300	578,138
3.000%, 08/01/50	220,331	196,281
3.000%, 11/01/50	307,801	275,508
3.000%, 05/01/51	128,868	115,341
3.000%, 06/01/51	291,132	261,386
3.000%, 10/01/51	309,494	278,066
3.000%, 11/01/51	1,200,063	1,071,232
3.000%, 12/01/51	63,217	55,994
3.000%, 01/01/52	461,630	413,470
3.000%, 03/01/52	69,491	62,444
3.000%, 04/01/52	371,264	328,728
3.500%, 07/01/32	587,124	575,478
3.500%, 09/01/32	490,961	477,180
3.500%, 01/01/34	440,251	429,374
3.500%, 11/01/42	975,569	920,645
3.500%, 11/01/46	151,149	142,707
3.500%, 07/01/47	720,815	675,727
3.500%, 12/01/47	1,826,344	1,704,665
3.500%, 06/01/49	212,695	198,300
3.500%, 10/01/56	950,662	867,291
4.000%, 11/01/40	800,974	773,681
4.000%, 04/01/42	95,419	92,157
4.000%, 10/01/42	80,083	77,303
4.000%, 11/01/42	101,070	97,550
4.000%, 06/01/43	50,150	48,318
4.000%, 08/01/43	31,205	30,109
4.000%, 09/01/43	572,659	552,742
4.000%, 10/01/43	87,802	84,768
4.000%, 02/01/44	34,397	33,199
4.000%, 04/01/44	50,254	48,504
4.000%, 12/01/45	414,503	399,058
4.000%, 03/01/46	28,574	27,500
4.000%, 05/01/46	19,924	19,076
4.000%, 09/01/47	7,774	7,492
4.000%, 05/01/48	293,837	281,416
4.000%, 05/01/52	77,036	73,412
4.000%, 06/01/52	581,403	553,221
4.500%, 12/01/40	571,540	565,630
4.500%, 08/01/41	46,535	46,054
4.500%, 11/01/41	316,850	313,116
4.500%, 10/01/44	355,524	350,748
4.500%, 02/01/45	153,371	151,226
4.500%, 05/01/48	17,876	17,580
4.500%, 12/01/48	643,855	633,194
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.500%, 04/01/49	16,082	$15,767
4.500%, 09/01/49	74,570	73,338
4.500%, 10/01/49	35,166	34,541
4.500%, 01/01/50	149,394	147,604
4.500%, 07/01/52	320,287	311,413
4.500%, 09/01/53	311,201	305,084
4.500%, 08/01/58	81,984	79,159
5.000%, 04/01/41	6,312	6,325
5.000%, 06/01/41	15,336	15,384
5.000%, 08/01/41	5,519	5,530
5.000%, 08/01/48	31,242	31,408
5.000%, 02/01/53	72,200	71,568
5.500%, 05/01/44	1,905,793	1,973,283
5.962%, 1Y RFUCCT + 1.818%, 02/01/42 (d)	17,483	18,176
6.000%, 10/01/34	33,735	34,539
6.000%, 09/01/37	7,389	7,731
6.000%, 10/01/37	95,008	99,673
6.000%, 01/01/38	92,991	97,559
6.000%, 03/01/38	34,892	36,879
6.000%, 07/01/38	15,004	15,741
6.000%, 01/01/40	95,539	100,234
6.000%, 05/01/40	131,572	138,037
6.000%, 07/01/41	494,144	517,992
6.000%, 01/01/42	8,236	8,539
6.000%, 03/01/54	592,088	608,668
6.000%, 05/01/54	461,653	471,318
6.000%, 06/01/55	298,049	303,862
6.000%, 09/01/55	3,092,143	3,170,467
6.478%, 1Y RFUCCT + 1.800%, 07/01/41 (d)	2,705	2,796
6.500%, 07/01/32	19,447	20,265
6.500%, 12/01/32	5,556	5,789
6.500%, 07/01/35	6,725	6,994
6.500%, 12/01/35	54,231	56,322
6.500%, 08/01/36	97,646	101,315
6.500%, 08/01/39	363,581	378,677
6.500%, 03/01/54	108,980	113,167
6.500%, 04/01/54	409,663	425,241
6.500%, 06/01/54	196,929	204,295
6.508%, 1Y RFUCCT + 1.818%, 07/01/41 (d)	5,623	5,888
6.568%, 1Y RFUCCT + 1.818%, 09/01/41 (d)	4,781	4,956
6.580%, 1Y RFUCCT + 1.830%, 10/01/41 (d)	1,626	1,688
6.591%, 1Y RFUCCT + 1.700%, 06/01/42 (d)	8,263	8,604
Government National Mortgage Association
2.000%, 02/20/51	1,915,237	1,568,027
2.500%, 12/20/50	178,589	152,316
2.500%, 02/20/51	404,157	348,030
2.500%, 03/20/51	540,881	465,616
2.500%, 04/20/51	1,363,881	1,174,228
2.500%, 07/20/51	318,368	274,067
2.500%, 08/20/51	714,275	614,882
3.000%, 05/15/42	138,268	126,495
3.000%, 12/20/42	388,112	349,862
3.000%, 03/20/43	360,894	325,146
3.000%, 04/15/43	47,209	43,110
3.000%, 05/15/43	31,034	28,322
BHFTI-345

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.000%, 01/15/45	20,954	$18,848
3.000%, 02/15/45	29,903	26,863
3.000%, 03/15/45	153,779	138,297
3.000%, 05/15/45	10,831	9,730
3.000%, 06/15/45	14,927	13,341
3.000%, 07/15/45	82,233	73,869
3.000%, 01/20/48	481,276	435,275
3.000%, 06/20/51	61,137	53,993
3.000%, 04/20/52	57,370	51,034
3.500%, 11/15/41	90,244	85,060
3.500%, 02/15/42	67,787	63,843
3.500%, 03/15/42	97,417	91,832
3.500%, 05/15/42	199,748	188,143
3.500%, 06/15/42	138,041	130,733
3.500%, 12/20/42	116,341	110,267
3.500%, 05/20/46	583,005	540,051
3.500%, 06/20/46	1,445,878	1,343,074
3.500%, 11/20/47	92,562	86,983
3.500%, 02/20/48	303,500	281,943
3.500%, 10/20/48	317,374	297,183
3.500%, 05/15/50	118,505	109,112
3.500%, 02/20/52	140,174	129,795
3.500%, 06/20/52	54,588	49,425
4.000%, 09/20/39	35,117	33,908
4.000%, 09/15/40	472,306	452,113
4.000%, 10/15/40	29,384	28,277
4.000%, 10/20/40	4,865	4,683
4.000%, 11/20/40	341,382	330,251
4.000%, 03/15/41	304,416	292,460
4.000%, 06/15/41	11,774	11,312
4.000%, 09/15/41	49,272	47,359
4.000%, 10/15/41	219,443	210,849
4.000%, 10/20/41	441,700	424,707
4.000%, 11/15/41	76,126	73,170
4.000%, 11/20/41	171,301	164,710
4.000%, 12/15/41	192,350	184,504
4.000%, 01/15/42	5,693	5,465
4.000%, 02/15/42	10,174	9,768
4.000%, 03/15/42	68,741	65,884
4.000%, 04/20/42	228,531	219,737
4.000%, 06/20/42	16,973	16,320
4.000%, 11/15/42	7,494	7,186
4.000%, 01/15/43	23,785	22,657
4.000%, 10/20/44	396,071	380,335
4.000%, 11/20/44	398,414	382,501
4.000%, 12/20/44	23,102	22,180
4.000%, 08/20/46	69,138	66,195
4.000%, 08/20/48	66,058	62,943
4.000%, 03/15/50	25,081	23,693
4.000%, 03/20/50	28,098	26,583
4.000%, 04/20/50	176,497	166,135
4.500%, 08/15/39	399,334	397,548
4.500%, 02/20/40	37,897	37,581
4.500%, 06/15/40	132,422	131,591
4.500%, 07/15/40	28,318	28,099
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.500%, 09/20/40	4,105	$4,068
4.500%, 03/15/41	164,338	163,067
4.500%, 04/15/41	14,135	13,961
4.500%, 08/20/48	337,414	332,109
4.500%, 09/20/48	231,849	228,269
4.500%, 10/20/48	325,368	320,244
4.500%, 01/20/49	50,698	49,916
4.500%, 03/20/50	66,233	65,089
5.000%, 03/15/39	16,200	16,401
5.000%, 07/15/39	29,349	29,958
5.000%, 08/15/39	24,719	25,130
5.000%, 09/15/39	20,456	20,836
5.000%, 04/15/40	11,773	11,860
5.000%, 08/15/40	56,312	56,932
5.000%, 04/15/41	24,705	24,946
5.000%, 09/15/41	22,739	23,211
5.000%, 08/20/52	1,487,470	1,484,671
5.000%, 11/20/52	73,557	73,374
5.000%, 12/20/52	73,287	72,899
5.000%, 02/20/53	145,821	145,260
5.470%, 08/20/59 (d)	341	338
5.500%, 10/15/39	4,808	4,999
5.500%, 03/20/53	1,912,627	1,941,296
5.500%, 04/20/53	131,616	133,589
6.000%, 06/15/36	228,802	241,126
6.000%, 02/20/54	480,635	497,464
Government National Mortgage Association REMICS
0.833%, 02/16/63 (c) (d)	3,944,408	233,402
0.887%, 06/16/62 (c) (d)	3,536,611	217,785
0.965%, 05/16/62 (c) (d)	8,127,218	530,998
0.969%, 10/16/61 (c) (d)	2,642,326	189,626
0.971%, 06/16/61 (c) (d)	3,109,475	216,706
1.000%, 07/16/60	170,193	119,357
1.012%, 09/16/62 (c) (d)	3,583,538	249,078
1.113%, 06/16/61 (c) (d)	2,784,869	223,071
1.144%, 06/16/61 (c) (d)	2,504,194	200,436
1.271%, 09/16/60 (c) (d)	2,681,019	231,945
1.333%, 06/16/63 (c) (d)	2,533,176	228,674
1.433%, 06/16/61 (c) (d)	1,965,998	180,616
Government National Mortgage Association, TBA
2.000%, TBA (e)	700,000	578,102
2.500%, TBA (e)	3,000,000	2,580,469
3.000%, TBA (e)	3,100,000	2,767,040
4.500%, TBA (e)	600,000	579,541
5.000%, TBA (e)	1,900,000	1,881,574
5.500%, TBA (e)	2,900,000	2,918,469
6.000%, TBA (e)	1,800,000	1,830,251
6.500%, TBA (e)	800,000	831,385
Uniform Mortgage-Backed Security, TBA
5.000%, TBA (e)	1,400,000	1,380,577
5.500%, TBA (e)	5,100,000	5,123,490
6.000%, TBA (e)	1,300,000	1,325,126
BHFTI-346

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Uniform Mortgage-Backed Security, TBA
6.500%, TBA (e)	300,000	$310,351
		157,360,993
Total Agency Sponsored Mortgage-Backed Securities (Cost $190,890,381)		182,778,109

Foreign Government—6.3%
Sovereign — 6.3%
Abu Dhabi Government International Bonds
3.125%, 10/11/27 (144A)	2,860,000	2,805,403
Indonesia Government International Bonds
4.750%, 02/11/29	4,410,000	4,428,799
Israel Government AID Bonds
5.500%, 09/18/33	9,000,000	9,669,798
Israel Government International Bonds
5.500%, 03/12/34	2,500,000	2,531,491
Mexico Government International Bonds
5.850%, 07/02/32	4,643,000	4,659,715
Qatar Government International Bonds
4.000%, 03/14/29 (144A)	2,740,000	2,701,571
Republic of Poland Government International Bonds
3.250%, 04/06/26 (a)	2,820,000	2,819,446
Total Foreign Government (Cost $30,328,673)		29,616,223

Non-Agency Mortgage-Backed Securities—1.6%
Collateralized Mortgage Obligations — 1.6%
Angel Oak Mortgage Trust
5.348%, 10/25/69 (144A) (f)	521,109	521,469
5.515%, 04/25/70 (144A) (f)	377,792	379,057
BRAVO Residential Funding Trust
5.803%, 06/25/64 (144A) (f)	410,198	412,292
Deephaven Residential Mortgage Trust
4.797%, 12/25/70 (144A) (d)	411,867	408,532
GCAT Trust
6.500%, 09/25/54 (144A) (d)	135,430	138,142
JP Morgan Mortgage Trust
5.966%, 06/25/65 (144A) (f)	303,587	304,645
Morgan Stanley Residential Mortgage Loan Trust
6.500%, 06/25/54 (144A) (d)	675,517	690,769
New Residential Mortgage Loan Trust
5.189%, 02/25/66 (144A) (f)	247,861	245,246
OBX Trust
5.755%, 02/25/55 (144A) (f)	808,299	810,063
5.826%, 03/25/65 (144A) (f)	307,325	308,263
6.015%, 11/25/64 (144A) (f)	707,367	711,810
PRKCM Trust
4.100%, 04/25/57 (144A) (d)	230,772	229,749
PRPM Trust
4.845%, 01/25/56 (144A) (f)	228,291	227,017
5.674%, 12/26/69 (144A) (f)	205,668	206,393
Verus Securitization Trust
4.844%, 02/25/71 (144A) (f)	248,312	245,287
Security Description	Principal Amount*/ Shares	Value

Collateralized Mortgage Obligations—(Continued)
Verus Securitization Trust
5.774%, 05/25/65 (144A) (f)	687,949	$689,492
5.976%, 01/25/70 (144A) (f)	816,192	819,827
Total Non-Agency Mortgage-Backed Securities (Cost $7,327,312)		7,348,053

Short-Term Investments—1.4%
Repurchase Agreement—1.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/26 at 2.500%, due on 04/01/26, with a maturity value of $6,674,819; collateralized by U.S. Treasury Note at 3.750%, maturing 08/15/27, with a market value of $6,807,950	6,674,356	6,674,356
Total Short-Term Investments (Cost $6,674,356)		6,674,356

Securities Lending Reinvestments (g)—4.5%
Short-Term Investment Funds—2.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.550% (h)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.540% (h)	3,000,000	3,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.580% (h)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.580% (h)	2,000,000	2,000,000
		11,000,000

Repurchase Agreements—2.1%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/26 at 3.700%, due on 04/01/26 with a maturity value of $500,051; collateralized by various Common Stock with an aggregate market value of $556,141	500,000	500,000
Repurchase Agreement dated 03/31/26 at 3.770%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,112,281	1,000,000	1,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/26 at 3.670%, due on 04/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/09/26 - 02/15/56, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/26 at 3.690%, due on 04/01/26 with a maturity value of $2,000,205; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 06/15/27 - 02/15/32, and various Common Stock with an aggregate market value of $2,040,026	2,000,000	2,000,000
BHFTI-347

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/26 at 3.650%, due on 04/01/26 with a maturity value of $3,548,360; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 05/15/30 - 11/15/48, and an aggregate market value of $3,618,961	3,548,000	$3,548,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $1,000,105; collateralized by U.S. Treasury Bond at 3.875%, maturing 02/15/43, and various Common Stock with an aggregate market value of $1,110,982	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/26 at 3.780%, due on 04/01/26 with a maturity value of $700,074; collateralized by various Common Stock with an aggregate market value of $780,240	700,000	700,000
		9,748,000
Total Securities Lending Reinvestments (Cost $20,748,000)		20,748,000
Total Investments—109.4% (Cost $548,182,808)		510,955,485
Other assets and liabilities (net)—(9.4)%		(43,715,331)
Net Assets—100.0%		$467,240,154

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2026, the market value of securities loaned was $26,177,720 and the collateral received consisted of cash in the amount of $20,748,000 and non-cash collateral with a value of $6,022,171. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Principal amount of security is adjusted for inflation.
(c)	Interest only security.
(d)
Variable or floating rate security. The stated rate represents the rate at March 31, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2026.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the market value of 144A securities was
$17,972,261, which is 3.8% of net assets.

Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/30/26	147	USD	30,494,461	$(7,911)
U.S. Treasury Note 5 Year Futures	06/30/26	56	USD	6,058,062	(60,925)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/18/26	(110)	USD	(12,215,156)	65,333
Net Unrealized Depreciation					$(3,503)
BHFTI-348

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of March 31, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$263,790,744	$—	$263,790,744
Total Agency Sponsored Mortgage-Backed Securities*	—	182,778,109	—	182,778,109
Total Foreign Government*	—	29,616,223	—	29,616,223
Total Non-Agency Mortgage-Backed Securities*	—	7,348,053	—	7,348,053
Total Short-Term Investments*	—	6,674,356	—	6,674,356
Securities Lending Reinvestments
Short-Term Investment Funds	11,000,000	—	—	11,000,000
Repurchase Agreements	—	9,748,000	—	9,748,000
Total Securities Lending Reinvestments	11,000,000	9,748,000	—	20,748,000
Total Investments	$11,000,000	$499,955,485	$—	$510,955,485
Collateral for Securities Loaned (Liability)	$—	$(20,748,000)	$—	$(20,748,000)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$65,333	$—	$—	$65,333
Futures Contracts (Unrealized Depreciation)	(68,836)	—	—	(68,836)
Total Futures Contracts	$(3,503)	$—	$—	$(3,503)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-349

Brighthouse Funds Trust I
Notes to the Schedule of Investments
Investment Valuation and Fair Value Measurements
Each Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures that allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time a Portfolio  calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)
Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities held by a Portfolio, if any, will be disclosed following the fair value hierarchy table in the Portfolio’s Schedule of Investments.
Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which a Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which a Portfolio determines its NAV. A Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which a Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.
Investments in registered open-end management investment companies (including the Underlying BIA Portfolios) are valued at the reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.
BHFTI-350

Brighthouse Funds Trust I
Notes to the Schedule of Investments
Investment Valuation and Fair Value Measurements—(Continued)
Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.
Options, including options on swaps (“swaptions”), and currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.
If no current market quotation is readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with fair valuation procedures adopted by the Adviser. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees” ) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as the Portfolio’s “valuation designee” to perform each Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of each Portfolio’s investments to assist with such oversight.
No single standard for determining the fair value of an investment can be set  forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include:  matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.
For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Financial Statements.
BHFTI-351